UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	August 31, 2024

Date of reporting period:	August 31, 2024

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class A

PBLAX

Blue Chip Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.93%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $37,737	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	9,448	10,000	10,000
9/14	9,266	9,825	9,855
10/14	9,486	10,065	10,115
11/14	9,812	10,328	10,435
12/14	9,769	10,304	10,326
1/15	9,537	10,021	10,168
2/15	10,239	10,600	10,846
3/15	10,033	10,468	10,723
4/15	10,187	10,543	10,776
5/15	10,355	10,680	10,928
6/15	10,129	10,480	10,736
7/15	10,612	10,682	11,100
8/15	9,994	10,040	10,426
9/15	9,666	9,764	10,168
10/15	10,329	10,554	11,043
11/15	10,368	10,589	11,074
12/15	10,237	10,399	10,912
1/16	9,718	9,839	10,302
2/16	9,586	9,836	10,298
3/16	10,250	10,521	10,993
4/16	10,296	10,578	10,892
5/16	10,552	10,763	11,104
6/16	10,414	10,788	11,060
7/16	10,972	11,199	11,582
8/16	11,071	11,214	11,525
9/16	11,156	11,222	11,567
10/16	10,992	11,004	11,295
11/16	11,005	11,437	11,541
12/16	11,079	11,652	11,684
1/17	11,501	11,887	12,078
2/17	11,918	12,347	12,579
3/17	11,957	12,354	12,725
4/17	12,288	12,485	13,016
5/17	12,618	12,644	13,354
6/17	12,572	12,733	13,319
7/17	12,961	12,985	13,673
8/17	13,153	13,025	13,924
9/17	13,318	13,303	14,105
10/17	13,860	13,608	14,651
11/17	14,144	14,023	15,096
12/17	14,215	14,179	15,214
1/18	15,362	14,958	16,291
2/18	14,873	14,408	15,864
3/18	14,676	14,081	15,429
4/18	14,928	14,129	15,483
5/18	15,362	14,490	16,162
6/18	15,532	14,584	16,317
7/18	16,041	15,087	16,796
8/18	16,632	15,607	17,715
9/18	16,707	15,666	17,814
10/18	15,288	14,557	16,221
11/18	15,763	14,854	16,393
12/18	14,593	13,501	14,983
1/19	15,913	14,632	16,330
2/19	16,500	15,128	16,915
3/19	17,161	15,391	17,396
4/19	18,144	16,013	18,182
5/19	17,329	14,992	17,033
6/19	18,364	16,045	18,203
7/19	18,628	16,294	18,614
8/19	18,753	15,996	18,472
9/19	18,503	16,273	18,474
10/19	18,929	16,618	18,995
11/19	19,655	17,246	19,837
12/19	20,181	17,744	20,436
1/20	21,056	17,763	20,893
2/20	19,782	16,311	19,470
3/20	17,480	14,156	17,555
4/20	20,135	16,026	20,152
5/20	21,547	16,872	21,505
6/20	22,314	17,245	22,441
7/20	23,749	18,255	24,168
8/20	25,974	19,595	26,662
9/20	24,716	18,879	25,408
10/20	23,810	18,423	24,545
11/20	26,350	20,593	27,058
12/20	27,144	21,463	28,302
1/21	26,231	21,287	28,093
2/21	27,057	21,904	28,086
3/21	27,620	22,732	28,569
4/21	29,923	23,956	30,513
5/21	29,947	24,070	30,091
6/21	31,685	24,673	31,979
7/21	32,709	25,186	33,032
8/21	33,813	25,914	34,268
9/21	32,050	24,724	32,348
10/21	34,257	26,440	35,150
11/21	33,535	26,085	35,365
12/21	33,881	27,142	36,113
1/22	30,733	25,611	33,013
2/22	28,909	24,908	31,611
3/22	29,537	25,749	32,848
4/22	25,701	23,454	28,881
5/22	25,600	23,418	28,210
6/22	23,521	21,457	25,975
7/22	26,321	23,455	29,093
8/22	24,904	22,555	27,737
9/22	22,138	20,468	25,041
10/22	23,410	22,109	26,504
11/22	24,972	23,305	27,712
12/22	23,401	21,950	25,591
1/23	25,409	23,422	27,724
2/23	24,444	22,865	27,394
3/23	25,452	23,588	29,267
4/23	26,033	23,880	29,556
5/23	26,545	23,991	30,903
6/23	28,493	25,612	33,016
7/23	29,305	26,492	34,128
8/23	29,424	26,029	33,822
9/23	27,733	24,806	31,983
10/23	27,724	24,206	31,527
11/23	31,321	26,467	34,964
12/23	32,628	27,773	36,512
1/24	33,474	28,161	37,423
2/24	35,166	29,681	39,976
3/24	35,866	30,633	40,680
4/24	34,329	29,329	38,954
5/24	35,456	30,711	41,287
6/24	36,789	31,727	44,071
7/24	37,045	32,189	43,321
8/24	37,737	32,952	44,223

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	28.25%	15.01%	14.85%
Class A Shares Including Sales Charge	21.21%	13.72%	14.20%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,671,714
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 14.7%
  Total Advisory Fees Paid (amount in thousands)$58,492

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.92%
Technology	26.60%
Communications	18.24%
Consumer, Non-cyclical	9.39%
Consumer, Cyclical	8.52%
Industrial	8.00%
Basic Materials	2.42%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARA-0

Class C

PBLCX

Blue Chip Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.66%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $37,633	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,806	9,825	9,855
10/14	10,033	10,065	10,115
11/14	10,367	10,328	10,435
12/14	10,319	10,304	10,326
1/15	10,065	10,021	10,168
2/15	10,805	10,600	10,846
3/15	10,579	10,468	10,723
4/15	10,737	10,543	10,776
5/15	10,908	10,680	10,928
6/15	10,661	10,480	10,736
7/15	11,161	10,682	11,100
8/15	10,504	10,040	10,426
9/15	10,154	9,764	10,168
10/15	10,839	10,554	11,043
11/15	10,880	10,589	11,074
12/15	10,729	10,399	10,912
1/16	10,184	9,839	10,302
2/16	10,037	9,836	10,298
3/16	10,722	10,521	10,993
4/16	10,764	10,578	10,892
5/16	11,030	10,763	11,104
6/16	10,869	10,788	11,060
7/16	11,449	11,199	11,582
8/16	11,547	11,214	11,525
9/16	11,631	11,222	11,567
10/16	11,449	11,004	11,295
11/16	11,456	11,437	11,541
12/16	11,527	11,652	11,684
1/17	11,956	11,887	12,078
2/17	12,378	12,347	12,579
3/17	12,420	12,354	12,725
4/17	12,757	12,485	13,016
5/17	13,088	12,644	13,354
6/17	13,031	12,733	13,319
7/17	13,425	12,985	13,673
8/17	13,615	13,025	13,924
9/17	13,776	13,303	14,105
10/17	14,325	13,608	14,651
11/17	14,613	14,023	15,096
12/17	14,674	14,179	15,214
1/18	15,846	14,958	16,291
2/18	15,332	14,408	15,864
3/18	15,122	14,081	15,429
4/18	15,368	14,129	15,483
5/18	15,802	14,490	16,162
6/18	15,968	14,584	16,317
7/18	16,489	15,087	16,796
8/18	17,082	15,607	17,715
9/18	17,147	15,666	17,814
10/18	15,679	14,557	16,221
11/18	16,157	14,854	16,393
12/18	14,946	13,501	14,983
1/19	16,294	14,632	16,330
2/19	16,882	15,128	16,915
3/19	17,548	15,391	17,396
4/19	18,544	16,013	18,182
5/19	17,705	14,992	17,033
6/19	18,748	16,045	18,203
7/19	18,998	16,294	18,614
8/19	19,116	15,996	18,472
9/19	18,857	16,273	18,474
10/19	19,281	16,618	18,995
11/19	20,002	17,246	19,837
12/19	20,527	17,744	20,436
1/20	21,396	17,763	20,893
2/20	20,100	16,311	19,470
3/20	17,744	14,156	17,555
4/20	20,420	16,026	20,152
5/20	21,840	16,872	21,505
6/20	22,603	17,245	22,441
7/20	24,039	18,255	24,168
8/20	26,272	19,595	26,662
9/20	24,991	18,879	25,408
10/20	24,056	18,423	24,545
11/20	26,608	20,593	27,058
12/20	27,391	21,463	28,302
1/21	26,455	21,287	28,093
2/21	27,272	21,904	28,086
3/21	27,825	22,732	28,569
4/21	30,122	23,956	30,513
5/21	30,131	24,070	30,091
6/21	31,858	24,673	31,979
7/21	32,862	25,186	33,032
8/21	33,960	25,914	34,268
9/21	32,165	24,724	32,348
10/21	34,368	26,440	35,150
11/21	33,620	26,085	35,365
12/21	33,938	27,142	36,113
1/22	30,767	25,611	33,013
2/22	28,931	24,908	31,611
3/22	29,534	25,749	32,848
4/22	25,687	23,454	28,881
5/22	25,568	23,418	28,210
6/22	23,484	21,457	25,975
7/22	26,253	23,455	29,093
8/22	24,837	22,555	27,737
9/22	22,077	20,468	25,041
10/22	23,346	22,109	26,504
11/22	24,903	23,305	27,712
12/22	23,337	21,950	25,591
1/23	25,339	23,422	27,724
2/23	24,376	22,865	27,394
3/23	25,381	23,588	29,267
4/23	25,961	23,880	29,556
5/23	26,472	23,991	30,903
6/23	28,415	25,612	33,016
7/23	29,224	26,492	34,128
8/23	29,343	26,029	33,822
9/23	27,656	24,806	31,983
10/23	27,648	24,206	31,527
11/23	31,235	26,467	34,964
12/23	32,538	27,773	36,512
1/24	33,382	28,161	37,423
2/24	35,069	29,681	39,976
3/24	35,768	30,633	40,680
4/24	34,234	29,329	38,954
5/24	35,359	30,711	41,287
6/24	36,688	31,727	44,071
7/24	36,943	32,189	43,321
8/24	37,633	32,952	44,223

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	27.35%	14.17%	14.17%
Class C Shares Including Sales Charge	26.35%	14.17%	14.17%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,671,714
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 14.7%
  Total Advisory Fees Paid (amount in thousands)$58,492

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.92%
Technology	26.60%
Communications	18.24%
Consumer, Non-cyclical	9.39%
Consumer, Cyclical	8.52%
Industrial	8.00%
Basic Materials	2.42%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARC-0

Class J

PBCJX

Blue Chip Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$86	0.75%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $40,544	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,812	9,825	9,855
10/14	10,048	10,065	10,115
11/14	10,395	10,328	10,435
12/14	10,356	10,304	10,326
1/15	10,102	10,021	10,168
2/15	10,861	10,600	10,846
3/15	10,640	10,468	10,723
4/15	10,807	10,543	10,776
5/15	10,988	10,680	10,928
6/15	10,747	10,480	10,736
7/15	11,267	10,682	11,100
8/15	10,612	10,040	10,426
9/15	10,270	9,764	10,168
10/15	10,973	10,554	11,043
11/15	11,017	10,589	11,074
12/15	10,877	10,399	10,912
1/16	10,332	9,839	10,302
2/16	10,190	9,836	10,298
3/16	10,895	10,521	10,993
4/16	10,948	10,578	10,892
5/16	11,229	10,763	11,104
6/16	11,073	10,788	11,060
7/16	11,680	11,199	11,582
8/16	11,780	11,214	11,525
9/16	11,881	11,222	11,567
10/16	11,704	11,004	11,295
11/16	11,722	11,437	11,541
12/16	11,800	11,652	11,684
1/17	12,251	11,887	12,078
2/17	12,695	12,347	12,579
3/17	12,740	12,354	12,725
4/17	13,093	12,485	13,016
5/17	13,452	12,644	13,354
6/17	13,399	12,733	13,319
7/17	13,814	12,985	13,673
8/17	14,019	13,025	13,924
9/17	14,192	13,303	14,105
10/17	14,771	13,608	14,651
11/17	15,078	14,023	15,096
12/17	15,152	14,179	15,214
1/18	16,371	14,958	16,291
2/18	15,847	14,408	15,864
3/18	15,647	14,081	15,429
4/18	15,912	14,129	15,483
5/18	16,378	14,490	16,162
6/18	16,557	14,584	16,317
7/18	17,109	15,087	16,796
8/18	17,732	15,607	17,715
9/18	17,818	15,666	17,814
10/18	16,306	14,557	16,221
11/18	16,815	14,854	16,393
12/18	15,566	13,501	14,983
1/19	16,981	14,632	16,330
2/19	17,608	15,128	16,915
3/19	18,312	15,391	17,396
4/19	19,364	16,013	18,182
5/19	18,498	14,992	17,033
6/19	19,596	16,045	18,203
7/19	19,875	16,294	18,614
8/19	20,006	15,996	18,472
9/19	19,743	16,273	18,474
10/19	20,200	16,618	18,995
11/19	20,973	17,246	19,837
12/19	21,540	17,744	20,436
1/20	22,470	17,763	20,893
2/20	21,111	16,311	19,470
3/20	18,653	14,156	17,555
4/20	21,483	16,026	20,152
5/20	22,995	16,872	21,505
6/20	23,812	17,245	22,441
7/20	25,348	18,255	24,168
8/20	27,725	19,595	26,662
9/20	26,383	18,879	25,408
10/20	25,421	18,423	24,545
11/20	28,138	20,593	27,058
12/20	28,990	21,463	28,302
1/21	28,012	21,287	28,093
2/21	28,898	21,904	28,086
3/21	29,509	22,732	28,569
4/21	31,967	23,956	30,513
5/21	32,001	24,070	30,091
6/21	33,857	24,673	31,979
7/21	34,952	25,186	33,032
8/21	36,148	25,914	34,268
9/21	34,267	24,724	32,348
10/21	36,633	26,440	35,150
11/21	35,864	26,085	35,365
12/21	36,236	27,142	36,113
1/22	32,880	25,611	33,013
2/22	30,924	24,908	31,611
3/22	31,603	25,749	32,848
4/22	27,505	23,454	28,881
5/22	27,398	23,418	28,210
6/22	25,184	21,457	25,975
7/22	28,175	23,455	29,093
8/22	26,666	22,555	27,737
9/22	23,702	20,468	25,041
10/22	25,077	22,109	26,504
11/22	26,755	23,305	27,712
12/22	25,067	21,950	25,591
1/23	27,224	23,422	27,724
2/23	26,200	22,865	27,394
3/23	27,278	23,588	29,267
4/23	27,898	23,880	29,556
5/23	28,456	23,991	30,903
6/23	30,550	25,612	33,016
7/23	31,422	26,492	34,128
8/23	31,556	26,029	33,822
9/23	29,750	24,806	31,983
10/23	29,741	24,206	31,527
11/23	33,606	26,467	34,964
12/23	35,008	27,773	36,512
1/24	35,934	28,161	37,423
2/24	37,749	29,681	39,976
3/24	38,513	30,633	40,680
4/24	36,859	29,329	38,954
5/24	38,082	30,711	41,287
6/24	39,511	31,727	44,071
7/24	39,798	32,189	43,321
8/24	40,544	32,952	44,223

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	28.48%	15.17%	15.03%
Class J Shares Including Sales Charge	27.48%	15.17%	15.03%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,671,714
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 14.7%
  Total Advisory Fees Paid (amount in thousands)$58,492

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.92%
Technology	26.60%
Communications	18.24%
Consumer, Non-cyclical	9.39%
Consumer, Cyclical	8.52%
Industrial	8.00%
Basic Materials	2.42%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARJ-0

Institutional

PBCKX

Blue Chip Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$75	0.66%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $41,450	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,815	9,825	9,855
10/14	10,053	10,065	10,115
11/14	10,403	10,328	10,435
12/14	10,367	10,304	10,326
1/15	10,115	10,021	10,168
2/15	10,878	10,600	10,846
3/15	10,660	10,468	10,723
4/15	10,830	10,543	10,776
5/15	11,014	10,680	10,928
6/15	10,776	10,480	10,736
7/15	11,300	10,682	11,100
8/15	10,646	10,040	10,426
9/15	10,306	9,764	10,168
10/15	11,014	10,554	11,043
11/15	11,062	10,589	11,074
12/15	10,924	10,399	10,912
1/16	10,380	9,839	10,302
2/16	10,240	9,836	10,298
3/16	10,952	10,521	10,993
4/16	11,008	10,578	10,892
5/16	11,294	10,763	11,104
6/16	11,140	10,788	11,060
7/16	11,754	11,199	11,582
8/16	11,859	11,214	11,525
9/16	11,963	11,222	11,567
10/16	11,789	11,004	11,295
11/16	11,810	11,437	11,541
12/16	11,893	11,652	11,684
1/17	12,351	11,887	12,078
2/17	12,802	12,347	12,579
3/17	12,851	12,354	12,725
4/17	13,210	12,485	13,016
5/17	13,577	12,644	13,354
6/17	13,527	12,733	13,319
7/17	13,950	12,985	13,673
8/17	14,161	13,025	13,924
9/17	14,345	13,303	14,105
10/17	14,929	13,608	14,651
11/17	15,246	14,023	15,096
12/17	15,325	14,179	15,214
1/18	16,563	14,958	16,291
2/18	16,034	14,408	15,864
3/18	15,839	14,081	15,429
4/18	16,107	14,129	15,483
5/18	16,578	14,490	16,162
6/18	16,766	14,584	16,317
7/18	17,324	15,087	16,796
8/18	17,968	15,607	17,715
9/18	18,048	15,666	17,814
10/18	16,527	14,557	16,221
11/18	17,041	14,854	16,393
12/18	15,779	13,501	14,983
1/19	17,217	14,632	16,330
2/19	17,858	15,128	16,915
3/19	18,569	15,391	17,396
4/19	19,647	16,013	18,182
5/19	18,772	14,992	17,033
6/19	19,890	16,045	18,203
7/19	20,179	16,294	18,614
8/19	20,319	15,996	18,472
9/19	20,061	16,273	18,474
10/19	20,530	16,618	18,995
11/19	21,320	17,246	19,837
12/19	21,899	17,744	20,436
1/20	22,849	17,763	20,893
2/20	21,473	16,311	19,470
3/20	18,976	14,156	17,555
4/20	21,850	16,026	20,152
5/20	23,397	16,872	21,505
6/20	24,232	17,245	22,441
7/20	25,796	18,255	24,168
8/20	28,219	19,595	26,662
9/20	26,852	18,879	25,408
10/20	25,878	18,423	24,545
11/20	28,645	20,593	27,058
12/20	29,516	21,463	28,302
1/21	28,526	21,287	28,093
2/21	29,432	21,904	28,086
3/21	30,058	22,732	28,569
4/21	32,564	23,956	30,513
5/21	32,597	24,070	30,091
6/21	34,494	24,673	31,979
7/21	35,611	25,186	33,032
8/21	36,830	25,914	34,268
9/21	34,917	24,724	32,348
10/21	37,329	26,440	35,150
11/21	36,550	26,085	35,365
12/21	36,937	27,142	36,113
1/22	33,513	25,611	33,013
2/22	31,526	24,908	31,611
3/22	32,221	25,749	32,848
4/22	28,039	23,454	28,881
5/22	27,940	23,418	28,210
6/22	25,681	21,457	25,975
7/22	28,734	23,455	29,093
8/22	27,208	22,555	27,737
9/22	24,182	20,468	25,041
10/22	25,582	22,109	26,504
11/22	27,298	23,305	27,712
12/22	25,581	21,950	25,591
1/23	27,791	23,422	27,724
2/23	26,745	22,865	27,394
3/23	27,845	23,588	29,267
4/23	28,482	23,880	29,556
5/23	29,055	23,991	30,903
6/23	31,192	25,612	33,016
7/23	32,092	26,492	34,128
8/23	32,229	26,029	33,822
9/23	30,392	24,806	31,983
10/23	30,383	24,206	31,527
11/23	34,329	26,467	34,964
12/23	35,775	27,773	36,512
1/24	36,712	28,161	37,423
2/24	38,576	29,681	39,976
3/24	39,358	30,633	40,680
4/24	37,676	29,329	38,954
5/24	38,922	30,711	41,287
6/24	40,386	31,727	44,071
7/24	40,686	32,189	43,321
8/24	41,450	32,952	44,223

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	28.61%	15.32%	15.28%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,671,714
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 14.7%
  Total Advisory Fees Paid (amount in thousands)$58,492

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.92%
Technology	26.60%
Communications	18.24%
Consumer, Non-cyclical	9.39%
Consumer, Cyclical	8.52%
Industrial	8.00%
Basic Materials	2.42%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARI-0

R-3

PGBEX

Blue Chip Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$129	1.13%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $39,424	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,811	9,825	9,855
10/14	10,044	10,065	10,115
11/14	10,389	10,328	10,435
12/14	10,348	10,304	10,326
1/15	10,092	10,021	10,168
2/15	10,849	10,600	10,846
3/15	10,626	10,468	10,723
4/15	10,791	10,543	10,776
5/15	10,969	10,680	10,928
6/15	10,727	10,480	10,736
7/15	11,243	10,682	11,100
8/15	10,588	10,040	10,426
9/15	10,244	9,764	10,168
10/15	10,943	10,554	11,043
11/15	10,985	10,589	11,074
12/15	10,843	10,399	10,912
1/16	10,298	9,839	10,302
2/16	10,155	9,836	10,298
3/16	10,856	10,521	10,993
4/16	10,905	10,578	10,892
5/16	11,181	10,763	11,104
6/16	11,029	10,788	11,060
7/16	11,624	11,199	11,582
8/16	11,728	11,214	11,525
9/16	11,824	11,222	11,567
10/16	11,645	11,004	11,295
11/16	11,665	11,437	11,541
12/16	11,742	11,652	11,684
1/17	12,188	11,887	12,078
2/17	12,626	12,347	12,579
3/17	12,668	12,354	12,725
4/17	13,016	12,485	13,016
5/17	13,365	12,644	13,354
6/17	13,316	12,733	13,319
7/17	13,727	12,985	13,673
8/17	13,929	13,025	13,924
9/17	14,103	13,303	14,105
10/17	14,667	13,608	14,651
11/17	14,973	14,023	15,096
12/17	15,041	14,179	15,214
1/18	16,250	14,958	16,291
2/18	15,728	14,408	15,864
3/18	15,527	14,081	15,429
4/18	15,785	14,129	15,483
5/18	16,243	14,490	16,162
6/18	16,415	14,584	16,317
7/18	16,959	15,087	16,796
8/18	17,575	15,607	17,715
9/18	17,654	15,666	17,814
10/18	16,157	14,557	16,221
11/18	16,651	14,854	16,393
12/18	15,418	13,501	14,983
1/19	16,810	14,632	16,330
2/19	17,428	15,128	16,915
3/19	18,116	15,391	17,396
4/19	19,160	16,013	18,182
5/19	18,294	14,992	17,033
6/19	19,385	16,045	18,203
7/19	19,663	16,294	18,614
8/19	19,787	15,996	18,472
9/19	19,531	16,273	18,474
10/19	19,972	16,618	18,995
11/19	20,738	17,246	19,837
12/19	21,287	17,744	20,436
1/20	22,200	17,763	20,893
2/20	20,859	16,311	19,470
3/20	18,427	14,156	17,555
4/20	21,214	16,026	20,152
5/20	22,701	16,872	21,505
6/20	23,500	17,245	22,441
7/20	25,011	18,255	24,168
8/20	27,346	19,595	26,662
9/20	26,021	18,879	25,408
10/20	25,059	18,423	24,545
11/20	27,733	20,593	27,058
12/20	28,561	21,463	28,302
1/21	27,591	21,287	28,093
2/21	28,461	21,904	28,086
3/21	29,046	22,732	28,569
4/21	31,461	23,956	30,513
5/21	31,486	24,070	30,091
6/21	33,300	24,673	31,979
7/21	34,370	25,186	33,032
8/21	35,532	25,914	34,268
9/21	33,668	24,724	32,348
10/21	35,983	26,440	35,150
11/21	35,214	26,085	35,365
12/21	35,570	27,142	36,113
1/22	32,264	25,611	33,013
2/22	30,343	24,908	31,611
3/22	30,995	25,749	32,848
4/22	26,966	23,454	28,881
5/22	26,858	23,418	28,210
6/22	24,678	21,457	25,975
7/22	27,600	23,455	29,093
8/22	26,117	22,555	27,737
9/22	23,213	20,468	25,041
10/22	24,544	22,109	26,504
11/22	26,179	23,305	27,712
12/22	24,525	21,950	25,591
1/23	26,631	23,422	27,724
2/23	25,614	22,865	27,394
3/23	26,667	23,588	29,267
4/23	27,260	23,880	29,556
5/23	27,800	23,991	30,903
6/23	29,834	25,612	33,016
7/23	30,679	26,492	34,128
8/23	30,796	26,029	33,822
9/23	29,033	24,806	31,983
10/23	29,006	24,206	31,527
11/23	32,766	26,467	34,964
12/23	34,134	27,773	36,512
1/24	35,016	28,161	37,423
2/24	36,779	29,681	39,976
3/24	37,508	30,633	40,680
4/24	35,888	29,329	38,954
5/24	37,067	30,711	41,287
6/24	38,443	31,727	44,071
7/24	38,704	32,189	43,321
8/24	39,424	32,952	44,223

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	28.02%	14.78%	14.70%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,671,714
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 14.7%
  Total Advisory Fees Paid (amount in thousands)$58,492

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.92%
Technology	26.60%
Communications	18.24%
Consumer, Non-cyclical	9.39%
Consumer, Cyclical	8.52%
Industrial	8.00%
Basic Materials	2.42%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARR3-0

R-4

PGBFX

Blue Chip Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$107	0.94%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $40,184	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,812	9,825	9,855
10/14	10,047	10,065	10,115
11/14	10,394	10,328	10,435
12/14	10,355	10,304	10,326
1/15	10,100	10,021	10,168
2/15	10,859	10,600	10,846
3/15	10,638	10,468	10,723
4/15	10,805	10,543	10,776
5/15	10,985	10,680	10,928
6/15	10,743	10,480	10,736
7/15	11,263	10,682	11,100
8/15	10,608	10,040	10,426
9/15	10,265	9,764	10,168
10/15	10,967	10,554	11,043
11/15	11,012	10,589	11,074
12/15	10,871	10,399	10,912
1/16	10,326	9,839	10,302
2/16	10,184	9,836	10,298
3/16	10,889	10,521	10,993
4/16	10,937	10,578	10,892
5/16	11,222	10,763	11,104
6/16	11,069	10,788	11,060
7/16	11,666	11,199	11,582
8/16	11,776	11,214	11,525
9/16	11,874	11,222	11,567
10/16	11,693	11,004	11,295
11/16	11,714	11,437	11,541
12/16	11,793	11,652	11,684
1/17	12,240	11,887	12,078
2/17	12,681	12,347	12,579
3/17	12,737	12,354	12,725
4/17	13,086	12,485	13,016
5/17	13,443	12,644	13,354
6/17	13,394	12,733	13,319
7/17	13,813	12,985	13,673
8/17	14,016	13,025	13,924
9/17	14,191	13,303	14,105
10/17	14,764	13,608	14,651
11/17	15,071	14,023	15,096
12/17	15,146	14,179	15,214
1/18	16,360	14,958	16,291
2/18	15,843	14,408	15,864
3/18	15,642	14,081	15,429
4/18	15,901	14,129	15,483
5/18	16,368	14,490	16,162
6/18	16,547	14,584	16,317
7/18	17,093	15,087	16,796
8/18	17,718	15,607	17,715
9/18	17,805	15,666	17,814
10/18	16,296	14,557	16,221
11/18	16,799	14,854	16,393
12/18	15,554	13,501	14,983
1/19	16,958	14,632	16,330
2/19	17,587	15,128	16,915
3/19	18,285	15,391	17,396
4/19	19,340	16,013	18,182
5/19	18,471	14,992	17,033
6/19	19,573	16,045	18,203
7/19	19,852	16,294	18,614
8/19	19,984	15,996	18,472
9/19	19,728	16,273	18,474
10/19	20,178	16,618	18,995
11/19	20,953	17,246	19,837
12/19	21,513	17,744	20,436
1/20	22,439	17,763	20,893
2/20	21,083	16,311	19,470
3/20	18,631	14,156	17,555
4/20	21,448	16,026	20,152
5/20	22,958	16,872	21,505
6/20	23,770	17,245	22,441
7/20	25,296	18,255	24,168
8/20	27,667	19,595	26,662
9/20	26,327	18,879	25,408
10/20	25,369	18,423	24,545
11/20	28,073	20,593	27,058
12/20	28,912	21,463	28,302
1/21	27,938	21,287	28,093
2/21	28,820	21,904	28,086
3/21	29,425	22,732	28,569
4/21	31,868	23,956	30,513
5/21	31,902	24,070	30,091
6/21	33,741	24,673	31,979
7/21	34,833	25,186	33,032
8/21	36,017	25,914	34,268
9/21	34,136	24,724	32,348
10/21	36,487	26,440	35,150
11/21	35,714	26,085	35,365
12/21	36,080	27,142	36,113
1/22	32,734	25,611	33,013
2/22	30,788	24,908	31,611
3/22	31,451	25,749	32,848
4/22	27,370	23,454	28,881
5/22	27,262	23,418	28,210
6/22	25,055	21,457	25,975
7/22	28,025	23,455	29,093
8/22	26,526	22,555	27,737
9/22	23,575	20,468	25,041
10/22	24,930	22,109	26,504
11/22	26,598	23,305	27,712
12/22	24,920	21,950	25,591
1/23	27,060	23,422	27,724
2/23	26,040	22,865	27,394
3/23	27,106	23,588	29,267
4/23	27,720	23,880	29,556
5/23	28,271	23,991	30,903
6/23	30,339	25,612	33,016
7/23	31,206	26,492	34,128
8/23	31,333	26,029	33,822
9/23	29,544	24,806	31,983
10/23	29,526	24,206	31,527
11/23	33,356	26,467	34,964
12/23	34,747	27,773	36,512
1/24	35,650	28,161	37,423
2/24	37,456	29,681	39,976
3/24	38,206	30,633	40,680
4/24	36,562	29,329	38,954
5/24	37,764	30,711	41,287
6/24	39,173	31,727	44,071
7/24	39,453	32,189	43,321
8/24	40,184	32,952	44,223

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-4 Shares	28.25%	14.99%	14.92%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,671,714
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 14.7%
  Total Advisory Fees Paid (amount in thousands)$58,492

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.92%
Technology	26.60%
Communications	18.24%
Consumer, Non-cyclical	9.39%
Consumer, Cyclical	8.52%
Industrial	8.00%
Basic Materials	2.42%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares of the Fund into Class R-5 shares following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARR4-0

R-5

PGBGX

Blue Chip Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$94	0.82%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $40,672	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,813	9,825	9,855
10/14	10,049	10,065	10,115
11/14	10,397	10,328	10,435
12/14	10,359	10,304	10,326
1/15	10,105	10,021	10,168
2/15	10,865	10,600	10,846
3/15	10,645	10,468	10,723
4/15	10,813	10,543	10,776
5/15	10,994	10,680	10,928
6/15	10,754	10,480	10,736
7/15	11,275	10,682	11,100
8/15	10,620	10,040	10,426
9/15	10,279	9,764	10,168
10/15	10,983	10,554	11,043
11/15	11,028	10,589	11,074
12/15	10,888	10,399	10,912
1/16	10,344	9,839	10,302
2/16	10,203	9,836	10,298
3/16	10,909	10,521	10,993
4/16	10,965	10,578	10,892
5/16	11,243	10,763	11,104
6/16	11,090	10,788	11,060
7/16	11,694	11,199	11,582
8/16	11,806	11,214	11,525
9/16	11,903	11,222	11,567
10/16	11,722	11,004	11,295
11/16	11,750	11,437	11,541
12/16	11,826	11,652	11,684
1/17	12,282	11,887	12,078
2/17	12,723	12,347	12,579
3/17	12,772	12,354	12,725
4/17	13,130	12,485	13,016
5/17	13,480	12,644	13,354
6/17	13,438	12,733	13,319
7/17	13,858	12,985	13,673
8/17	14,061	13,025	13,924
9/17	14,237	13,303	14,105
10/17	14,818	13,608	14,651
11/17	15,126	14,023	15,096
12/17	15,201	14,179	15,214
1/18	16,425	14,958	16,291
2/18	15,907	14,408	15,864
3/18	15,705	14,081	15,429
4/18	15,972	14,129	15,483
5/18	16,440	14,490	16,162
6/18	16,620	14,584	16,317
7/18	17,174	15,087	16,796
8/18	17,801	15,607	17,715
9/18	17,887	15,666	17,814
10/18	16,368	14,557	16,221
11/18	16,879	14,854	16,393
12/18	15,632	13,501	14,983
1/19	17,046	14,632	16,330
2/19	17,676	15,128	16,915
3/19	18,383	15,391	17,396
4/19	19,440	16,013	18,182
5/19	18,578	14,992	17,033
6/19	19,681	16,045	18,203
7/19	19,969	16,294	18,614
8/19	20,101	15,996	18,472
9/19	19,845	16,273	18,474
10/19	20,303	16,618	18,995
11/19	21,081	17,246	19,837
12/19	21,654	17,744	20,436
1/20	22,589	17,763	20,893
2/20	21,223	16,311	19,470
3/20	18,752	14,156	17,555
4/20	21,597	16,026	20,152
5/20	23,109	16,872	21,505
6/20	23,938	17,245	22,441
7/20	25,474	18,255	24,168
8/20	27,872	19,595	26,662
9/20	26,523	18,879	25,408
10/20	25,555	18,423	24,545
11/20	28,278	20,593	27,058
12/20	29,135	21,463	28,302
1/21	28,152	21,287	28,093
2/21	29,043	21,904	28,086
3/21	29,657	22,732	28,569
4/21	32,120	23,956	30,513
5/21	32,153	24,070	30,091
6/21	34,019	24,673	31,979
7/21	35,121	25,186	33,032
8/21	36,314	25,914	34,268
9/21	34,423	24,724	32,348
10/21	36,802	26,440	35,150
11/21	36,028	26,085	35,365
12/21	36,404	27,142	36,113
1/22	33,020	25,611	33,013
2/22	31,063	24,908	31,611
3/22	31,736	25,749	32,848
4/22	27,626	23,454	28,881
5/22	27,518	23,418	28,210
6/22	25,292	21,457	25,975
7/22	28,299	23,455	29,093
8/22	26,782	22,555	27,737
9/22	23,802	20,468	25,041
10/22	25,176	22,109	26,504
11/22	26,863	23,305	27,712
12/22	25,175	21,950	25,591
1/23	27,343	23,422	27,724
2/23	26,304	22,865	27,394
3/23	27,389	23,588	29,267
4/23	28,012	23,880	29,556
5/23	28,572	23,991	30,903
6/23	30,669	25,612	33,016
7/23	31,545	26,492	34,128
8/23	31,681	26,029	33,822
9/23	29,864	24,806	31,983
10/23	29,855	24,206	31,527
11/23	33,732	26,467	34,964
12/23	35,142	27,773	36,512
1/24	36,063	28,161	37,423
2/24	37,880	29,681	39,976
3/24	38,648	30,633	40,680
4/24	36,985	29,329	38,954
5/24	38,214	30,711	41,287
6/24	39,642	31,727	44,071
7/24	39,922	32,189	43,321
8/24	40,672	32,952	44,223

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-5 Shares	28.38%	15.14%	15.06%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,671,714
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 14.7%
  Total Advisory Fees Paid (amount in thousands)$58,492

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.92%
Technology	26.60%
Communications	18.24%
Consumer, Non-cyclical	9.39%
Consumer, Cyclical	8.52%
Industrial	8.00%
Basic Materials	2.42%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares of the Fund into Class R-5 shares following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARR5-0

R-6

PGBHX

Blue Chip Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$65	0.57%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $41,672	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,815	9,825	9,855
10/14	10,052	10,065	10,115
11/14	10,402	10,328	10,435
12/14	10,366	10,304	10,326
1/15	10,114	10,021	10,168
2/15	10,876	10,600	10,846
3/15	10,658	10,468	10,723
4/15	10,828	10,543	10,776
5/15	11,012	10,680	10,928
6/15	10,773	10,480	10,736
7/15	11,297	10,682	11,100
8/15	10,643	10,040	10,426
9/15	10,302	9,764	10,168
10/15	11,010	10,554	11,043
11/15	11,057	10,589	11,074
12/15	10,919	10,399	10,912
1/16	10,375	9,839	10,302
2/16	10,235	9,836	10,298
3/16	10,945	10,521	10,993
4/16	11,001	10,578	10,892
5/16	11,286	10,763	11,104
6/16	11,132	10,788	11,060
7/16	11,745	11,199	11,582
8/16	11,849	11,214	11,525
9/16	11,953	11,222	11,567
10/16	11,778	11,004	11,295
11/16	11,798	11,437	11,541
12/16	11,880	11,652	11,684
1/17	12,345	11,887	12,078
2/17	12,788	12,347	12,579
3/17	12,844	12,354	12,725
4/17	13,196	12,485	13,016
5/17	13,562	12,644	13,354
6/17	13,513	12,733	13,319
7/17	13,935	12,985	13,673
8/17	14,146	13,025	13,924
9/17	14,329	13,303	14,105
10/17	14,914	13,608	14,651
11/17	15,230	14,023	15,096
12/17	15,309	14,179	15,214
1/18	16,546	14,958	16,291
2/18	16,025	14,408	15,864
3/18	15,823	14,081	15,429
4/18	16,097	14,129	15,483
5/18	16,568	14,490	16,162
6/18	16,756	14,584	16,317
7/18	17,320	15,087	16,796
8/18	17,957	15,607	17,715
9/18	18,044	15,666	17,814
10/18	16,524	14,557	16,221
11/18	17,038	14,854	16,393
12/18	15,779	13,501	14,983
1/19	17,216	14,632	16,330
2/19	17,856	15,128	16,915
3/19	18,574	15,391	17,396
4/19	19,644	16,013	18,182
5/19	18,777	14,992	17,033
6/19	19,894	16,045	18,203
7/19	20,190	16,294	18,614
8/19	20,331	15,996	18,472
9/19	20,073	16,273	18,474
10/19	20,542	16,618	18,995
11/19	21,338	17,246	19,837
12/19	21,912	17,744	20,436
1/20	22,869	17,763	20,893
2/20	21,495	16,311	19,470
3/20	18,999	14,156	17,555
4/20	21,879	16,026	20,152
5/20	23,417	16,872	21,505
6/20	24,260	17,245	22,441
7/20	25,831	18,255	24,168
8/20	28,261	19,595	26,662
9/20	26,895	18,879	25,408
10/20	25,921	18,423	24,545
11/20	28,695	20,593	27,058
12/20	29,566	21,463	28,302
1/21	28,576	21,287	28,093
2/21	29,490	21,904	28,086
3/21	30,116	22,732	28,569
4/21	32,628	23,956	30,513
5/21	32,670	24,070	30,091
6/21	34,574	24,673	31,979
7/21	35,699	25,186	33,032
8/21	36,925	25,914	34,268
9/21	35,005	24,724	32,348
10/21	37,433	26,440	35,150
11/21	36,646	26,085	35,365
12/21	37,041	27,142	36,113
1/22	33,611	25,611	33,013
2/22	31,626	24,908	31,611
3/22	32,321	25,749	32,848
4/22	28,133	23,454	28,881
5/22	28,034	23,418	28,210
6/22	25,768	21,457	25,975
7/22	28,837	23,455	29,093
8/22	27,293	22,555	27,737
9/22	24,270	20,468	25,041
10/22	25,678	22,109	26,504
11/22	27,402	23,305	27,712
12/22	25,677	21,950	25,591
1/23	27,894	23,422	27,724
2/23	26,849	22,865	27,394
3/23	27,958	23,588	29,267
4/23	28,603	23,880	29,556
5/23	29,175	23,991	30,903
6/23	31,329	25,612	33,016
7/23	32,228	26,492	34,128
8/23	32,373	26,029	33,822
9/23	30,529	24,806	31,983
10/23	30,520	24,206	31,527
11/23	34,490	26,467	34,964
12/23	35,937	27,773	36,512
1/24	36,891	28,161	37,423
2/24	38,764	29,681	39,976
3/24	39,554	30,633	40,680
4/24	37,864	29,329	38,954
5/24	39,127	30,711	41,287
6/24	40,600	31,727	44,071
7/24	40,900	32,189	43,321
8/24	41,672	32,952	44,223

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	28.72%	15.44%	15.34%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$11,671,714
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 14.7%
  Total Advisory Fees Paid (amount in thousands)$58,492

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.92%
Technology	26.60%
Communications	18.24%
Consumer, Non-cyclical	9.39%
Consumer, Cyclical	8.52%
Industrial	8.00%
Basic Materials	2.42%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARR6-0

Class J

PBIJX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$49	0.47%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $11,016	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	9,918	9,932
10/14	10,000	10,030
11/14	10,055	10,101
12/14	10,060	10,110
1/15	10,264	10,322
2/15	10,162	10,225
3/15	10,208	10,273
4/15	10,162	10,236
5/15	10,134	10,211
6/15	10,022	10,100
7/15	10,078	10,170
8/15	10,060	10,155
9/15	10,125	10,224
10/15	10,115	10,226
11/15	10,088	10,199
12/15	10,040	10,166
1/16	10,172	10,306
2/16	10,239	10,379
3/16	10,324	10,474
4/16	10,362	10,514
5/16	10,352	10,517
6/16	10,532	10,706
7/16	10,588	10,774
8/16	10,560	10,761
9/16	10,551	10,755
10/16	10,456	10,673
11/16	10,201	10,420
12/16	10,204	10,435
1/17	10,223	10,456
2/17	10,281	10,526
3/17	10,271	10,520
4/17	10,348	10,601
5/17	10,425	10,683
6/17	10,405	10,672
7/17	10,444	10,718
8/17	10,539	10,814
9/17	10,482	10,763
10/17	10,482	10,769
11/17	10,463	10,755
12/17	10,507	10,805
1/18	10,380	10,680
2/18	10,273	10,579
3/18	10,331	10,647
4/18	10,253	10,568
5/18	10,322	10,643
6/18	10,302	10,630
7/18	10,292	10,632
8/18	10,351	10,701
9/18	10,283	10,632
10/18	10,195	10,548
11/18	10,243	10,611
12/18	10,434	10,806
1/19	10,534	10,921
2/19	10,524	10,914
3/19	10,723	11,124
4/19	10,713	11,127
5/19	10,893	11,324
6/19	11,032	11,466
7/19	11,042	11,492
8/19	11,321	11,789
9/19	11,252	11,727
10/19	11,282	11,762
11/19	11,262	11,756
12/19	11,252	11,748
1/20	11,465	11,974
2/20	11,658	12,189
3/20	11,597	12,118
4/20	11,790	12,333
5/20	11,841	12,390
6/20	11,912	12,469
7/20	12,084	12,655
8/20	11,973	12,553
9/20	11,963	12,546
10/20	11,902	12,490
11/20	12,013	12,612
12/20	12,028	12,630
1/21	11,932	12,539
2/21	11,715	12,358
3/21	11,606	12,204
4/21	11,703	12,300
5/21	11,715	12,340
6/21	11,811	12,427
7/21	11,944	12,566
8/21	11,920	12,542
9/21	11,811	12,433
10/21	11,799	12,430
11/21	11,823	12,467
12/21	11,783	12,435
1/22	11,538	12,167
2/22	11,403	12,031
3/22	11,084	11,697
4/22	10,655	11,253
5/22	10,716	11,326
6/22	10,545	11,148
7/22	10,802	11,420
8/22	10,495	11,098
9/22	10,042	10,618
10/22	9,907	10,481
11/22	10,263	10,866
12/22	10,184	10,817
1/23	10,519	11,150
2/23	10,234	10,862
3/23	10,507	11,138
4/23	10,556	11,205
5/23	10,445	11,083
6/23	10,395	11,043
7/23	10,383	11,036
8/23	10,308	10,965
9/23	10,035	10,687
10/23	9,873	10,518
11/23	10,320	10,994
12/23	10,707	11,415
1/24	10,681	11,384
2/24	10,526	11,223
3/24	10,603	11,327
4/24	10,345	11,041
5/24	10,513	11,228
6/24	10,616	11,334
7/24	10,861	11,599
8/24	11,016	11,765

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	6.87%	-0.55%	0.97%
Class J Shares Including Sales Charge	5.87%	-0.55%	0.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,294,014
  Total Number of Portfolio Holdings3,390
  Portfolio Turnover Rate 57.0%
  Total Advisory Fees Paid (amount in thousands)$2,681

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	47.02%
Mortgage Securities	27.00%
Financial	8.02%
Consumer, Non-cyclical	4.21%
Money Market Funds	3.16%
Utilities	2.15%
Communications	1.95%
Industrial	1.78%
Technology	1.74%
Energy	1.67%
Exchange-Traded Funds	1.37%
Consumer, Cyclical	1.35%
Basic Materials	0.54%
Revenue Bonds	0.06%
General Obligation Unlimited	0.06%
Insured	0.02%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARJ-0

Institutional

PNIIX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.14%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $11,626	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	10,036	9,932
10/14	10,127	10,030
11/14	10,191	10,101
12/14	10,198	10,110
1/15	10,412	10,322
2/15	10,310	10,225
3/15	10,356	10,273
4/15	10,319	10,236
5/15	10,291	10,211
6/15	10,180	10,100
7/15	10,245	10,170
8/15	10,226	10,155
9/15	10,291	10,224
10/15	10,291	10,226
11/15	10,263	10,199
12/15	10,222	10,166
1/16	10,364	10,306
2/16	10,430	10,379
3/16	10,525	10,474
4/16	10,563	10,514
5/16	10,554	10,517
6/16	10,743	10,706
7/16	10,809	10,774
8/16	10,790	10,761
9/16	10,781	10,755
10/16	10,696	10,673
11/16	10,430	10,420
12/16	10,444	10,435
1/17	10,464	10,456
2/17	10,531	10,526
3/17	10,521	10,520
4/17	10,599	10,601
5/17	10,685	10,683
6/17	10,666	10,672
7/17	10,714	10,718
8/17	10,811	10,814
9/17	10,753	10,763
10/17	10,763	10,769
11/17	10,743	10,755
12/17	10,790	10,805
1/18	10,661	10,680
2/18	10,563	10,579
3/18	10,622	10,647
4/18	10,543	10,568
5/18	10,622	10,643
6/18	10,602	10,630
7/18	10,602	10,632
8/18	10,671	10,701
9/18	10,602	10,632
10/18	10,513	10,548
11/18	10,573	10,611
12/18	10,768	10,806
1/19	10,880	10,921
2/19	10,870	10,914
3/19	11,082	11,124
4/19	11,082	11,127
5/19	11,274	11,324
6/19	11,416	11,466
7/19	11,436	11,492
8/19	11,730	11,789
9/19	11,669	11,727
10/19	11,699	11,762
11/19	11,689	11,756
12/19	11,680	11,748
1/20	11,908	11,974
2/20	12,115	12,189
3/20	12,064	12,118
4/20	12,261	12,333
5/20	12,323	12,390
6/20	12,395	12,469
7/20	12,571	12,655
8/20	12,468	12,553
9/20	12,457	12,546
10/20	12,395	12,490
11/20	12,520	12,612
12/20	12,531	12,630
1/21	12,433	12,539
2/21	12,224	12,358
3/21	12,113	12,204
4/21	12,212	12,300
5/21	12,236	12,340
6/21	12,335	12,427
7/21	12,470	12,566
8/21	12,445	12,542
9/21	12,335	12,433
10/21	12,335	12,430
11/21	12,359	12,467
12/21	12,322	12,435
1/22	12,071	12,167
2/22	11,933	12,031
3/22	11,594	11,697
4/22	11,155	11,253
5/22	11,230	11,326
6/22	11,054	11,148
7/22	11,318	11,420
8/22	11,004	11,098
9/22	10,527	10,618
10/22	10,389	10,481
11/22	10,766	10,866
12/22	10,687	10,817
1/23	11,044	11,150
2/23	10,751	10,862
3/23	11,031	11,138
4/23	11,095	11,205
5/23	10,980	11,083
6/23	10,942	11,043
7/23	10,929	11,036
8/23	10,853	10,965
9/23	10,572	10,687
10/23	10,394	10,518
11/23	10,878	10,994
12/23	11,281	11,415
1/24	11,267	11,384
2/24	11,094	11,223
3/24	11,187	11,327
4/24	10,908	11,041
5/24	11,094	11,228
6/24	11,201	11,334
7/24	11,467	11,599
8/24	11,626	11,765

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	7.12%	-0.18%	1.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,294,014
  Total Number of Portfolio Holdings3,390
  Portfolio Turnover Rate 57.0%
  Total Advisory Fees Paid (amount in thousands)$2,681

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	47.02%
Mortgage Securities	27.00%
Financial	8.02%
Consumer, Non-cyclical	4.21%
Money Market Funds	3.16%
Utilities	2.15%
Communications	1.95%
Industrial	1.78%
Technology	1.74%
Energy	1.67%
Exchange-Traded Funds	1.37%
Consumer, Cyclical	1.35%
Basic Materials	0.54%
Revenue Bonds	0.06%
General Obligation Unlimited	0.06%
Insured	0.02%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARI-0

R-1

PBIMX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$104	1.01%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $10,533	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	9,918	9,932
10/14	10,000	10,030
11/14	10,055	10,101
12/14	10,053	10,110
1/15	10,257	10,322
2/15	10,145	10,225
3/15	10,192	10,273
4/15	10,145	10,236
5/15	10,108	10,211
6/15	9,988	10,100
7/15	10,053	10,170
8/15	10,025	10,155
9/15	10,081	10,224
10/15	10,071	10,226
11/15	10,034	10,199
12/15	9,988	10,166
1/16	10,119	10,306
2/16	10,176	10,379
3/16	10,260	10,474
4/16	10,288	10,514
5/16	10,279	10,517
6/16	10,458	10,706
7/16	10,514	10,774
8/16	10,486	10,761
9/16	10,467	10,755
10/16	10,373	10,673
11/16	10,119	10,420
12/16	10,118	10,435
1/17	10,128	10,456
2/17	10,194	10,526
3/17	10,175	10,520
4/17	10,242	10,601
5/17	10,317	10,683
6/17	10,289	10,672
7/17	10,327	10,718
8/17	10,412	10,814
9/17	10,355	10,763
10/17	10,346	10,769
11/17	10,327	10,755
12/17	10,367	10,805
1/18	10,232	10,680
2/18	10,126	10,579
3/18	10,184	10,647
4/18	10,097	10,568
5/18	10,165	10,643
6/18	10,136	10,630
7/18	10,136	10,632
8/18	10,194	10,701
9/18	10,116	10,632
10/18	10,030	10,548
11/18	10,078	10,611
12/18	10,249	10,806
1/19	10,347	10,921
2/19	10,337	10,914
3/19	10,523	11,124
4/19	10,514	11,127
5/19	10,690	11,324
6/19	10,817	11,466
7/19	10,836	11,492
8/19	11,110	11,789
9/19	11,032	11,727
10/19	11,051	11,762
11/19	11,042	11,756
12/19	11,022	11,748
1/20	11,230	11,974
2/20	11,418	12,189
3/20	11,359	12,118
4/20	11,547	12,333
5/20	11,586	12,390
6/20	11,646	12,469
7/20	11,804	12,655
8/20	11,695	12,553
9/20	11,675	12,546
10/20	11,616	12,490
11/20	11,715	12,612
12/20	11,728	12,630
1/21	11,622	12,539
2/21	11,423	12,358
3/21	11,306	12,204
4/21	11,388	12,300
5/21	11,400	12,340
6/21	11,482	12,427
7/21	11,610	12,566
8/21	11,575	12,542
9/21	11,470	12,433
10/21	11,447	12,430
11/21	11,470	12,467
12/21	11,425	12,435
1/22	11,177	12,167
2/22	11,047	12,031
3/22	10,728	11,697
4/22	10,314	11,253
5/22	10,373	11,326
6/22	10,207	11,148
7/22	10,444	11,420
8/22	10,148	11,098
9/22	9,699	10,618
10/22	9,557	10,481
11/22	9,911	10,866
12/22	9,833	10,817
1/23	10,142	11,150
2/23	9,869	10,862
3/23	10,118	11,138
4/23	10,178	11,205
5/23	10,059	11,083
6/23	10,011	11,043
7/23	9,988	11,036
8/23	9,916	10,965
9/23	9,655	10,687
10/23	9,488	10,518
11/23	9,916	10,994
12/23	10,287	11,415
1/24	10,263	11,384
2/24	10,103	11,223
3/24	10,177	11,327
4/24	9,918	11,041
5/24	10,078	11,228
6/24	10,164	11,334
7/24	10,398	11,599
8/24	10,533	11,765

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	6.22%	-1.06%	0.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,294,014
  Total Number of Portfolio Holdings3,390
  Portfolio Turnover Rate 57.0%
  Total Advisory Fees Paid (amount in thousands)$2,681

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	47.02%
Mortgage Securities	27.00%
Financial	8.02%
Consumer, Non-cyclical	4.21%
Money Market Funds	3.16%
Utilities	2.15%
Communications	1.95%
Industrial	1.78%
Technology	1.74%
Energy	1.67%
Exchange-Traded Funds	1.37%
Consumer, Cyclical	1.35%
Basic Materials	0.54%
Revenue Bonds	0.06%
General Obligation Unlimited	0.06%
Insured	0.02%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARR1-0

R-3

PBOIX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$72	0.70%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $10,858	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	9,918	9,932
10/14	10,000	10,030
11/14	10,055	10,101
12/14	10,056	10,110
1/15	10,261	10,322
2/15	10,159	10,225
3/15	10,205	10,273
4/15	10,159	10,236
5/15	10,131	10,211
6/15	10,010	10,100
7/15	10,075	10,170
8/15	10,047	10,155
9/15	10,112	10,224
10/15	10,103	10,226
11/15	10,075	10,199
12/15	10,029	10,166
1/16	10,161	10,306
2/16	10,218	10,379
3/16	10,313	10,474
4/16	10,341	10,514
5/16	10,331	10,517
6/16	10,511	10,706
7/16	10,568	10,774
8/16	10,549	10,761
9/16	10,530	10,755
10/16	10,435	10,673
11/16	10,180	10,420
12/16	10,189	10,435
1/17	10,198	10,456
2/17	10,265	10,526
3/17	10,246	10,520
4/17	10,323	10,601
5/17	10,399	10,683
6/17	10,380	10,672
7/17	10,419	10,718
8/17	10,505	10,814
9/17	10,447	10,763
10/17	10,447	10,769
11/17	10,428	10,755
12/17	10,465	10,805
1/18	10,338	10,680
2/18	10,231	10,579
3/18	10,289	10,647
4/18	10,211	10,568
5/18	10,279	10,643
6/18	10,260	10,630
7/18	10,250	10,632
8/18	10,309	10,701
9/18	10,240	10,632
10/18	10,153	10,548
11/18	10,201	10,611
12/18	10,385	10,806
1/19	10,484	10,921
2/19	10,474	10,914
3/19	10,673	11,124
4/19	10,663	11,127
5/19	10,842	11,324
6/19	10,981	11,466
7/19	11,001	11,492
8/19	11,279	11,789
9/19	11,209	11,727
10/19	11,229	11,762
11/19	11,219	11,756
12/19	11,199	11,748
1/20	11,412	11,974
2/20	11,604	12,189
3/20	11,553	12,118
4/20	11,746	12,333
5/20	11,786	12,390
6/20	11,857	12,469
7/20	12,019	12,655
8/20	11,918	12,553
9/20	11,897	12,546
10/20	11,837	12,490
11/20	11,948	12,612
12/20	11,950	12,630
1/21	11,854	12,539
2/21	11,650	12,358
3/21	11,542	12,204
4/21	11,626	12,300
5/21	11,638	12,340
6/21	11,722	12,427
7/21	11,854	12,566
8/21	11,818	12,542
9/21	11,710	12,433
10/21	11,698	12,430
11/21	11,734	12,467
12/21	11,676	12,435
1/22	11,433	12,167
2/22	11,300	12,031
3/22	10,984	11,697
4/22	10,559	11,253
5/22	10,619	11,326
6/22	10,449	11,148
7/22	10,704	11,420
8/22	10,401	11,098
9/22	9,939	10,618
10/22	9,805	10,481
11/22	10,158	10,866
12/22	10,080	10,817
1/23	10,411	11,150
2/23	10,129	10,862
3/23	10,387	11,138
4/23	10,448	11,205
5/23	10,325	11,083
6/23	10,276	11,043
7/23	10,264	11,036
8/23	10,190	10,965
9/23	9,920	10,687
10/23	9,760	10,518
11/23	10,202	10,994
12/23	10,578	11,415
1/24	10,553	11,384
2/24	10,400	11,223
3/24	10,476	11,327
4/24	10,209	11,041
5/24	10,374	11,228
6/24	10,476	11,334
7/24	10,718	11,599
8/24	10,858	11,765

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	6.55%	-0.76%	0.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,294,014
  Total Number of Portfolio Holdings3,390
  Portfolio Turnover Rate 57.0%
  Total Advisory Fees Paid (amount in thousands)$2,681

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	47.02%
Mortgage Securities	27.00%
Financial	8.02%
Consumer, Non-cyclical	4.21%
Money Market Funds	3.16%
Utilities	2.15%
Communications	1.95%
Industrial	1.78%
Technology	1.74%
Energy	1.67%
Exchange-Traded Funds	1.37%
Consumer, Cyclical	1.35%
Basic Materials	0.54%
Revenue Bonds	0.06%
General Obligation Unlimited	0.06%
Insured	0.02%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARR3-0

R-4

PBIPX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$53	0.51%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $11,105	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	9,927	9,932
10/14	10,009	10,030
11/14	10,064	10,101
12/14	10,069	10,110
1/15	10,274	10,322
2/15	10,172	10,225
3/15	10,218	10,273
4/15	10,181	10,236
5/15	10,144	10,211
6/15	10,032	10,100
7/15	10,097	10,170
8/15	10,079	10,155
9/15	10,134	10,224
10/15	10,134	10,226
11/15	10,107	10,199
12/15	10,062	10,166
1/16	10,195	10,306
2/16	10,261	10,379
3/16	10,346	10,474
4/16	10,375	10,514
5/16	10,375	10,517
6/16	10,555	10,706
7/16	10,611	10,774
8/16	10,593	10,761
9/16	10,583	10,755
10/16	10,488	10,673
11/16	10,233	10,420
12/16	10,246	10,435
1/17	10,256	10,456
2/17	10,323	10,526
3/17	10,304	10,520
4/17	10,381	10,601
5/17	10,458	10,683
6/17	10,439	10,672
7/17	10,477	10,718
8/17	10,573	10,814
9/17	10,516	10,763
10/17	10,516	10,769
11/17	10,496	10,755
12/17	10,534	10,805
1/18	10,406	10,680
2/18	10,308	10,579
3/18	10,367	10,647
4/18	10,288	10,568
5/18	10,357	10,643
6/18	10,337	10,630
7/18	10,337	10,632
8/18	10,396	10,701
9/18	10,328	10,632
10/18	10,239	10,548
11/18	10,298	10,611
12/18	10,475	10,806
1/19	10,585	10,921
2/19	10,575	10,914
3/19	10,766	11,124
4/19	10,796	11,127
5/19	10,976	11,324
6/19	11,117	11,466
7/19	11,137	11,492
8/19	11,417	11,789
9/19	11,347	11,727
10/19	11,377	11,762
11/19	11,367	11,756
12/19	11,352	11,748
1/20	11,566	11,974
2/20	11,769	12,189
3/20	11,708	12,118
4/20	11,901	12,333
5/20	11,952	12,390
6/20	12,023	12,469
7/20	12,196	12,655
8/20	12,084	12,553
9/20	12,074	12,546
10/20	12,013	12,490
11/20	12,125	12,612
12/20	12,131	12,630
1/21	12,034	12,539
2/21	11,829	12,358
3/21	11,721	12,204
4/21	11,805	12,300
5/21	11,817	12,340
6/21	11,914	12,427
7/21	12,046	12,566
8/21	12,022	12,542
9/21	11,914	12,433
10/21	11,902	12,430
11/21	11,926	12,467
12/21	11,882	12,435
1/22	11,637	12,167
2/22	11,502	12,031
3/22	11,172	11,697
4/22	10,743	11,253
5/22	10,816	11,326
6/22	10,633	11,148
7/22	10,902	11,420
8/22	10,584	11,098
9/22	10,118	10,618
10/22	9,983	10,481
11/22	10,351	10,866
12/22	10,269	10,817
1/23	10,604	11,150
2/23	10,331	10,862
3/23	10,591	11,138
4/23	10,653	11,205
5/23	10,529	11,083
6/23	10,492	11,043
7/23	10,480	11,036
8/23	10,405	10,965
9/23	10,120	10,687
10/23	9,959	10,518
11/23	10,418	10,994
12/23	10,796	11,415
1/24	10,783	11,384
2/24	10,615	11,223
3/24	10,705	11,327
4/24	10,435	11,041
5/24	10,602	11,228
6/24	10,705	11,334
7/24	10,950	11,599
8/24	11,105	11,765

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	6.72%	-0.55%	1.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,294,014
  Total Number of Portfolio Holdings3,390
  Portfolio Turnover Rate 57.0%
  Total Advisory Fees Paid (amount in thousands)$2,681

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	47.02%
Mortgage Securities	27.00%
Financial	8.02%
Consumer, Non-cyclical	4.21%
Money Market Funds	3.16%
Utilities	2.15%
Communications	1.95%
Industrial	1.78%
Technology	1.74%
Energy	1.67%
Exchange-Traded Funds	1.37%
Consumer, Cyclical	1.35%
Basic Materials	0.54%
Revenue Bonds	0.06%
General Obligation Unlimited	0.06%
Insured	0.02%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARR4-0

R-5

PBIQX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$40	0.39%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $11,211	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	9,927	9,932
10/14	10,009	10,030
11/14	10,064	10,101
12/14	10,078	10,110
1/15	10,282	10,322
2/15	10,180	10,225
3/15	10,226	10,273
4/15	10,180	10,236
5/15	10,152	10,211
6/15	10,041	10,100
7/15	10,106	10,170
8/15	10,087	10,155
9/15	10,143	10,224
10/15	10,143	10,226
11/15	10,115	10,199
12/15	10,068	10,166
1/16	10,209	10,306
2/16	10,276	10,379
3/16	10,361	10,474
4/16	10,398	10,514
5/16	10,389	10,517
6/16	10,569	10,706
7/16	10,635	10,774
8/16	10,616	10,761
9/16	10,597	10,755
10/16	10,512	10,673
11/16	10,257	10,420
12/16	10,264	10,435
1/17	10,283	10,456
2/17	10,351	10,526
3/17	10,331	10,520
4/17	10,408	10,601
5/17	10,485	10,683
6/17	10,475	10,672
7/17	10,514	10,718
8/17	10,610	10,814
9/17	10,552	10,763
10/17	10,552	10,769
11/17	10,533	10,755
12/17	10,581	10,805
1/18	10,454	10,680
2/18	10,356	10,579
3/18	10,415	10,647
4/18	10,336	10,568
5/18	10,405	10,643
6/18	10,385	10,630
7/18	10,385	10,632
8/18	10,444	10,701
9/18	10,375	10,632
10/18	10,287	10,548
11/18	10,346	10,611
12/18	10,531	10,806
1/19	10,631	10,921
2/19	10,631	10,914
3/19	10,832	11,124
4/19	10,822	11,127
5/19	11,012	11,324
6/19	11,143	11,466
7/19	11,173	11,492
8/19	11,454	11,789
9/19	11,383	11,727
10/19	11,414	11,762
11/19	11,404	11,756
12/19	11,394	11,748
1/20	11,609	11,974
2/20	11,814	12,189
3/20	11,762	12,118
4/20	11,957	12,333
5/20	12,008	12,390
6/20	12,080	12,469
7/20	12,244	12,655
8/20	12,141	12,553
9/20	12,131	12,546
10/20	12,070	12,490
11/20	12,182	12,612
12/20	12,198	12,630
1/21	12,101	12,539
2/21	11,894	12,358
3/21	11,784	12,204
4/21	11,869	12,300
5/21	11,894	12,340
6/21	11,979	12,427
7/21	12,113	12,566
8/21	12,088	12,542
9/21	11,979	12,433
10/21	11,967	12,430
11/21	12,003	12,467
12/21	11,957	12,435
1/22	11,710	12,167
2/22	11,573	12,031
3/22	11,252	11,697
4/22	10,818	11,253
5/22	10,880	11,326
6/22	10,707	11,148
7/22	10,967	11,420
8/22	10,657	11,098
9/22	10,199	10,618
10/22	10,063	10,481
11/22	10,435	10,866
12/22	10,353	10,817
1/23	10,692	11,150
2/23	10,403	10,862
3/23	10,667	11,138
4/23	10,730	11,205
5/23	10,617	11,083
6/23	10,579	11,043
7/23	10,554	11,036
8/23	10,491	10,965
9/23	10,215	10,687
10/23	10,039	10,518
11/23	10,504	10,994
12/23	10,898	11,415
1/24	10,872	11,384
2/24	10,715	11,223
3/24	10,794	11,327
4/24	10,533	11,041
5/24	10,702	11,228
6/24	10,807	11,334
7/24	11,055	11,599
8/24	11,211	11,765

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	6.86%	-0.43%	1.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,294,014
  Total Number of Portfolio Holdings3,390
  Portfolio Turnover Rate 57.0%
  Total Advisory Fees Paid (amount in thousands)$2,681

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	47.02%
Mortgage Securities	27.00%
Financial	8.02%
Consumer, Non-cyclical	4.21%
Money Market Funds	3.16%
Utilities	2.15%
Communications	1.95%
Industrial	1.78%
Technology	1.74%
Energy	1.67%
Exchange-Traded Funds	1.37%
Consumer, Cyclical	1.35%
Basic Materials	0.54%
Revenue Bonds	0.06%
General Obligation Unlimited	0.06%
Insured	0.02%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARR5-0

Class S

PCSFX

Capital Securities Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Capital Securities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$0	0.00%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. It may invest up to 100% of its assets in below investment grade (sometimes called "junk") preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global, provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by S&P Global or Baa3 or higher by Moody's. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Preferred ETFs detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

How did the Fund perform over the last 10 years?

	Class S shares at net asset value $15,937	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,919	9,721	9,924
10/14	9,999	9,722	10,021
11/14	10,066	9,687	10,106
12/14	10,059	9,620	10,094
1/15	10,170	9,605	10,256
2/15	10,269	9,527	10,339
3/15	10,324	9,435	10,405
4/15	10,389	9,536	10,441
5/15	10,393	9,365	10,444
6/15	10,306	9,324	10,346
7/15	10,373	9,345	10,450
8/15	10,334	9,356	10,399
9/15	10,312	9,404	10,406
10/15	10,439	9,423	10,584
11/15	10,463	9,267	10,628
12/15	10,431	9,317	10,643
1/16	10,371	9,397	10,606
2/16	10,107	9,607	10,492
3/16	10,347	9,866	10,728
4/16	10,457	9,997	10,851
5/16	10,589	9,863	10,998
6/16	10,590	10,152	11,083
7/16	10,855	10,228	11,297
8/16	11,034	10,178	11,406
9/16	11,034	10,234	11,347
10/16	11,132	9,950	11,346
11/16	10,942	9,555	10,997
12/16	11,023	9,511	11,048
1/17	11,229	9,618	11,283
2/17	11,426	9,664	11,497
3/17	11,477	9,678	11,552
4/17	11,653	9,788	11,712
5/17	11,830	9,939	11,835
6/17	11,960	9,930	11,958
7/17	12,076	10,097	12,050
8/17	12,095	10,197	12,095
9/17	12,148	10,106	12,138
10/17	12,271	10,067	12,184
11/17	12,251	10,179	12,192
12/17	12,298	10,214	12,214
1/18	12,328	10,336	12,081
2/18	12,227	10,244	12,084
3/18	12,147	10,353	12,067
4/18	12,155	10,188	12,007
5/18	12,039	10,110	12,041
6/18	12,006	10,065	12,094
7/18	12,129	10,048	12,171
8/18	12,200	10,059	12,290
9/18	12,182	9,972	12,223
10/18	12,057	9,861	12,040
11/18	11,872	9,892	11,820
12/18	11,731	10,092	11,671
1/19	12,136	10,245	12,274
2/19	12,319	10,186	12,479
3/19	12,451	10,314	12,642
4/19	12,674	10,283	12,815
5/19	12,680	10,423	12,858
6/19	12,942	10,654	13,077
7/19	13,100	10,624	13,295
8/19	13,223	10,840	13,424
9/19	13,347	10,730	13,512
10/19	13,557	10,801	13,647
11/19	13,639	10,720	13,648
12/19	13,774	10,782	13,817
1/20	13,974	10,920	13,984
2/20	13,839	10,993	13,684
3/20	12,022	10,747	12,233
4/20	13,018	10,958	13,177
5/20	13,290	11,006	13,428
6/20	13,481	11,104	13,450
7/20	13,930	11,458	13,999
8/20	14,204	11,440	14,247
9/20	14,144	11,399	14,133
10/20	14,236	11,410	14,222
11/20	14,664	11,617	14,643
12/20	14,833	11,774	14,870
1/21	14,857	11,670	14,760
2/21	14,854	11,469	14,640
3/21	14,865	11,248	14,809
4/21	15,075	11,390	15,000
5/21	15,129	11,497	15,088
6/21	15,264	11,396	15,289
7/21	15,371	11,548	15,355
8/21	15,449	11,500	15,385
9/21	15,445	11,295	15,382
10/21	15,384	11,268	15,368
11/21	15,245	11,235	15,155
12/21	15,388	11,219	15,380
1/22	15,119	10,989	15,001
2/22	14,702	10,859	14,526
3/22	14,579	10,528	14,406
4/22	14,160	9,951	13,789
5/22	13,965	9,978	13,828
6/22	13,381	9,658	13,251
7/22	14,021	9,864	13,945
8/22	13,867	9,474	13,624
9/22	13,172	8,988	13,092
10/22	13,173	8,926	12,784
11/22	13,465	9,346	13,247
12/22	13,641	9,396	13,096
1/23	14,380	9,705	14,227
2/23	14,179	9,382	13,955
3/23	13,258	9,679	13,292
4/23	13,426	9,722	13,496
5/23	13,376	9,532	13,338
6/23	13,531	9,531	13,471
7/23	13,862	9,597	13,687
8/23	13,795	9,466	13,599
9/23	13,715	9,189	13,444
10/23	13,492	9,079	13,039
11/23	14,095	9,537	13,870
12/23	14,571	9,933	14,313
1/24	14,895	9,796	14,686
2/24	14,974	9,673	14,812
3/24	15,219	9,726	14,963
4/24	15,118	9,481	14,655
5/24	15,367	9,605	14,942
6/24	15,500	9,619	15,034
7/24	15,716	9,885	15,183
8/24	15,937	10,119	15,578

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class S Shares	15.53%	3.80%	4.77%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,201,579
  Total Number of Portfolio Holdings181
  Portfolio Turnover Rate 18.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.58%
Investment Companies	2.79%
Preferred Stocks	0.49%
Other Assets and Liabilities	(0.86)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	84.98%
Utilities	6.29%
Energy	4.95%
Money Market Funds	2.67%
Government	0.81%
Consumer, Non-cyclical	0.59%
Industrial	0.45%
Exchange-Traded Funds	0.12%
Other Assets and Liabilities	(0.86)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV828ARS-0

Class A

PRDAX

Diversified Real Asset Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.20%

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation weighed on results, but the impact was moderated by favorable manager selection. Dedicated allocations to timber and climate change within global natural resources benefited performance. Timber enjoyed strong gains in homebuilder and home construction-related stocks. Climate change benefited from strong stock selection within industrials, information technology, and financial names. Elsewhere, an overweight to commodities hindered results. An underweight to real estate investment trusts (REITs) further weighed on performance as the sector recovered on the back of oversold conditions and falling rates. Finally, an underweight to infrastructure hampered returns as falling rates and artificial intelligence enthusiasm boosted performance. Manager selection enhanced returns, led by Wellington, which benefited from favorable positioning within energy. Manager selection within global REITS was robust due in part to stock selection in healthcare. Manager selection within infrastructure was an offset; both Delaware and Clearbridge were hurt by weak stock selection within electric utilities and energy. Derivatives did not materially impact performance.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $11,776	MSCI ACWI NR USD Index $23,192	S&P Global Infrastructure Index NTR $15,643
8/14	9,627	10,000	10,000
9/14	9,270	9,676	9,606
10/14	9,255	9,744	9,763
11/14	9,153	9,907	9,765
12/14	8,976	9,716	9,700
1/15	8,954	9,564	9,708
2/15	9,087	10,096	9,698
3/15	8,939	9,940	9,610
4/15	9,162	10,228	10,028
5/15	9,028	10,215	9,864
6/15	8,849	9,974	9,409
7/15	8,641	10,061	9,510
8/15	8,344	9,371	8,980
9/15	7,927	9,032	8,732
10/15	8,210	9,741	9,149
11/15	8,024	9,660	8,753
12/15	7,840	9,486	8,519
1/16	7,503	8,914	8,452
2/16	7,518	8,853	8,527
3/16	7,869	9,509	9,243
4/16	8,079	9,649	9,453
5/16	8,086	9,661	9,396
6/16	8,213	9,603	9,672
7/16	8,310	10,017	9,939
8/16	8,273	10,050	9,749
9/16	8,348	10,112	9,919
10/16	8,176	9,940	9,637
11/16	8,131	10,016	9,237
12/16	8,263	10,232	9,494
1/17	8,439	10,512	9,620
2/17	8,539	10,807	9,900
3/17	8,531	10,939	10,231
4/17	8,577	11,109	10,401
5/17	8,584	11,355	10,824
6/17	8,592	11,406	10,807
7/17	8,783	11,725	11,162
8/17	8,822	11,770	11,334
9/17	8,852	11,997	11,125
10/17	8,898	12,247	11,228
11/17	8,913	12,484	11,415
12/17	9,064	12,685	11,305
1/18	9,251	13,401	11,432
2/18	8,900	12,838	10,659
3/18	8,931	12,554	10,661
4/18	9,118	12,683	10,919
5/18	9,157	12,699	10,704
6/18	9,142	12,630	10,901
7/18	9,212	13,011	11,091
8/18	9,118	13,113	10,814
9/18	9,111	13,170	10,704
10/18	8,698	12,183	10,279
11/18	8,682	12,361	10,466
12/18	8,318	11,491	10,132
1/19	8,864	12,398	11,013
2/19	8,913	12,730	11,264
3/19	9,033	12,890	11,534
4/19	9,089	13,325	11,668
5/19	8,840	12,535	11,490
6/19	9,162	13,355	12,103
7/19	9,073	13,394	11,859
8/19	9,017	13,077	11,895
9/19	9,129	13,352	12,147
10/19	9,242	13,717	12,329
11/19	9,242	14,052	12,223
12/19	9,538	14,547	12,741
1/20	9,424	14,386	12,942
2/20	8,950	13,224	11,698
3/20	7,667	11,439	9,007
4/20	8,149	12,664	9,854
5/20	8,386	13,215	10,372
6/20	8,517	13,637	10,234
7/20	8,876	14,359	10,536
8/20	9,097	15,237	10,702
9/20	8,917	14,746	10,374
10/20	8,868	14,388	10,259
11/20	9,530	16,161	11,575
12/20	9,875	16,912	11,914
1/21	9,859	16,835	11,657
2/21	10,088	17,225	11,740
3/21	10,276	17,685	12,248
4/21	10,678	18,458	12,678
5/21	10,923	18,745	12,737
6/21	10,899	18,992	12,508
7/21	11,005	19,123	12,623
8/21	11,079	19,602	12,844
9/21	11,046	18,792	12,670
10/21	11,433	19,751	13,124
11/21	11,097	19,275	12,416
12/21	11,549	20,047	13,229
1/22	11,523	19,062	13,091
2/22	11,688	18,570	13,410
3/22	12,198	18,972	14,191
4/22	11,884	17,453	13,721
5/22	12,015	17,474	14,212
6/22	10,964	16,001	13,105
7/22	11,456	17,118	13,621
8/22	11,184	16,488	13,406
9/22	10,045	14,910	11,819
10/22	10,513	15,809	12,412
11/22	11,134	17,036	13,405
12/22	10,790	16,365	13,099
1/23	11,241	17,538	13,752
2/23	10,819	17,036	13,281
3/23	10,915	17,561	13,587
4/23	11,033	17,813	13,936
5/23	10,531	17,622	13,145
6/23	10,827	18,646	13,531
7/23	11,114	19,328	13,797
8/23	10,777	18,788	13,141
9/23	10,387	18,011	12,516
10/23	10,187	17,469	12,135
11/23	10,705	19,082	13,303
12/23	11,105	19,998	13,856
1/24	10,834	20,116	13,414
2/24	10,844	20,979	13,404
3/24	11,269	21,637	14,012
4/24	11,068	20,924	13,932
5/24	11,440	21,774	14,787
6/24	11,229	22,259	14,338
7/24	11,553	22,618	14,962
8/24	11,776	23,192	15,643

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	9.27%	5.48%	2.03%
Class A Shares Including Sales Charge	5.20%	4.68%	1.65%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
S&P Global Infrastructure Index NTR	19.04%	5.63%	4.58%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,117,251
  Total Number of Portfolio Holdings931
  Portfolio Turnover Rate 84.0%
  Total Advisory Fees Paid (amount in thousands)$25,091

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	59.12%
U.S. Government & Government Agency Obligations	26.70%
Investment Companies	10.82%
Senior Floating Rate Interests	4.33%
Bonds	0.59%
Preferred Stocks	0.18%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	26.78%
Financial	23.18%
Utilities	13.68%
Energy	8.96%
Exchange-Traded Funds	6.82%
Industrial	6.43%
Basic Materials	4.88%
Money Market Funds	3.98%
Consumer, Non-cyclical	3.43%
Consumer, Cyclical	1.25%
Technology	0.92%
Communications	0.91%
Mortgage Securities	0.41%
Asset Backed Securities	0.09%
Closed-End Funds	0.02%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV832ARA-0

Institutional

PDRDX

Diversified Real Asset Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.83%

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation weighed on results, but the impact was moderated by favorable manager selection. Dedicated allocations to timber and climate change within global natural resources benefited performance. Timber enjoyed strong gains in homebuilder and home construction-related stocks. Climate change benefited from strong stock selection within industrials, information technology, and financial names. Elsewhere, an overweight to commodities hindered results. An underweight to real estate investment trusts (REITs) further weighed on performance as the sector recovered on the back of oversold conditions and falling rates. Finally, an underweight to infrastructure hampered returns as falling rates and artificial intelligence enthusiasm boosted performance. Manager selection enhanced returns, led by Wellington, which benefited from favorable positioning within energy. Manager selection within global REITS was robust due in part to stock selection in healthcare. Manager selection within infrastructure was an offset; both Delaware and Clearbridge were hurt by weak stock selection within electric utilities and energy. Derivatives did not materially impact performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $12,690	MSCI ACWI NR USD Index $23,192	S&P Global Infrastructure Index NTR $15,643
8/14	10,000	10,000	10,000
9/14	9,629	9,676	9,606
10/14	9,621	9,744	9,763
11/14	9,508	9,907	9,765
12/14	9,336	9,716	9,700
1/15	9,313	9,564	9,708
2/15	9,460	10,096	9,698
3/15	9,305	9,940	9,610
4/15	9,537	10,228	10,028
5/15	9,405	10,215	9,864
6/15	9,220	9,974	9,409
7/15	9,003	10,061	9,510
8/15	8,702	9,371	8,980
9/15	8,268	9,032	8,732
10/15	8,562	9,741	9,149
11/15	8,377	9,660	8,753
12/15	8,179	9,486	8,519
1/16	7,835	8,914	8,452
2/16	7,851	8,853	8,527
3/16	8,225	9,509	9,243
4/16	8,444	9,649	9,453
5/16	8,452	9,661	9,396
6/16	8,593	9,603	9,672
7/16	8,694	10,017	9,939
8/16	8,655	10,050	9,749
9/16	8,741	10,112	9,919
10/16	8,561	9,940	9,637
11/16	8,522	10,016	9,237
12/16	8,658	10,232	9,494
1/17	8,850	10,512	9,620
2/17	8,954	10,807	9,900
3/17	8,954	10,939	10,231
4/17	9,002	11,109	10,401
5/17	9,018	11,355	10,824
6/17	9,026	11,406	10,807
7/17	9,227	11,725	11,162
8/17	9,275	11,770	11,334
9/17	9,307	11,997	11,125
10/17	9,355	12,247	11,228
11/17	9,371	12,484	11,415
12/17	9,538	12,685	11,305
1/18	9,735	13,401	11,432
2/18	9,374	12,838	10,659
3/18	9,407	12,554	10,661
4/18	9,604	12,683	10,919
5/18	9,653	12,699	10,704
6/18	9,637	12,630	10,901
7/18	9,710	13,011	11,091
8/18	9,620	13,113	10,814
9/18	9,612	13,170	10,704
10/18	9,178	12,183	10,279
11/18	9,161	12,361	10,466
12/18	8,785	11,491	10,132
1/19	9,362	12,398	11,013
2/19	9,413	12,730	11,264
3/19	9,548	12,890	11,534
4/19	9,608	13,325	11,668
5/19	9,345	12,535	11,490
6/19	9,693	13,355	12,103
7/19	9,599	13,394	11,859
8/19	9,540	13,077	11,895
9/19	9,659	13,352	12,147
10/19	9,786	13,717	12,329
11/19	9,786	14,052	12,223
12/19	10,104	14,547	12,741
1/20	9,991	14,386	12,942
2/20	9,496	13,224	11,698
3/20	8,133	11,439	9,007
4/20	8,646	12,664	9,854
5/20	8,897	13,215	10,372
6/20	9,045	13,637	10,234
7/20	9,427	14,359	10,536
8/20	9,670	15,237	10,702
9/20	9,479	14,746	10,374
10/20	9,427	14,388	10,259
11/20	10,130	16,161	11,575
12/20	10,505	16,912	11,914
1/21	10,488	16,835	11,657
2/21	10,732	17,225	11,740
3/21	10,942	17,685	12,248
4/21	11,369	18,458	12,678
5/21	11,631	18,745	12,737
6/21	11,613	18,992	12,508
7/21	11,736	19,123	12,623
8/21	11,814	19,602	12,844
9/21	11,779	18,792	12,670
10/21	12,200	19,751	13,124
11/21	11,850	19,275	12,416
12/21	12,327	20,047	13,229
1/22	12,299	19,062	13,091
2/22	12,485	18,570	13,410
3/22	13,030	18,972	14,191
4/22	12,703	17,453	13,721
5/22	12,852	17,474	14,212
6/22	11,730	16,001	13,105
7/22	12,256	17,118	13,621
8/22	11,974	16,488	13,406
9/22	10,757	14,910	11,819
10/22	11,268	15,809	12,412
11/22	11,923	17,036	13,405
12/22	11,568	16,365	13,099
1/23	12,051	17,538	13,752
2/23	11,599	17,036	13,281
3/23	11,712	17,561	13,587
4/23	11,839	17,813	13,936
5/23	11,300	17,622	13,145
6/23	11,620	18,646	13,531
7/23	11,939	19,328	13,797
8/23	11,577	18,788	13,141
9/23	11,157	18,011	12,516
10/23	10,943	17,469	12,135
11/23	11,511	19,082	13,303
12/23	11,942	19,998	13,856
1/24	11,661	20,116	13,414
2/24	11,672	20,979	13,404
3/24	12,131	21,637	14,012
4/24	11,914	20,924	13,932
5/24	12,326	21,774	14,787
6/24	12,099	22,259	14,338
7/24	12,449	22,618	14,962
8/24	12,690	23,192	15,643

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	9.61%	5.87%	2.41%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
S&P Global Infrastructure Index NTR	19.04%	5.63%	4.58%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,117,251
  Total Number of Portfolio Holdings931
  Portfolio Turnover Rate 84.0%
  Total Advisory Fees Paid (amount in thousands)$25,091

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	59.12%
U.S. Government & Government Agency Obligations	26.70%
Investment Companies	10.82%
Senior Floating Rate Interests	4.33%
Bonds	0.59%
Preferred Stocks	0.18%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	26.78%
Financial	23.18%
Utilities	13.68%
Energy	8.96%
Exchange-Traded Funds	6.82%
Industrial	6.43%
Basic Materials	4.88%
Money Market Funds	3.98%
Consumer, Non-cyclical	3.43%
Consumer, Cyclical	1.25%
Technology	0.92%
Communications	0.91%
Mortgage Securities	0.41%
Asset Backed Securities	0.09%
Closed-End Funds	0.02%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV832ARI-0

R-3

PGDRX

Diversified Real Asset Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$141	1.35%

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation weighed on results, but the impact was moderated by favorable manager selection. Dedicated allocations to timber and climate change within global natural resources benefited performance. Timber enjoyed strong gains in homebuilder and home construction-related stocks. Climate change benefited from strong stock selection within industrials, information technology, and financial names. Elsewhere, an overweight to commodities hindered results. An underweight to real estate investment trusts (REITs) further weighed on performance as the sector recovered on the back of oversold conditions and falling rates. Finally, an underweight to infrastructure hampered returns as falling rates and artificial intelligence enthusiasm boosted performance. Manager selection enhanced returns, led by Wellington, which benefited from favorable positioning within energy. Manager selection within global REITS was robust due in part to stock selection in healthcare. Manager selection within infrastructure was an offset; both Delaware and Clearbridge were hurt by weak stock selection within electric utilities and energy. Derivatives did not materially impact performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $12,017	MSCI ACWI NR USD Index $23,192	S&P Global Infrastructure Index NTR $15,643
8/14	10,000	10,000	10,000
9/14	9,625	9,676	9,606
10/14	9,613	9,744	9,763
11/14	9,496	9,907	9,765
12/14	9,320	9,716	9,700
1/15	9,292	9,564	9,708
2/15	9,435	10,096	9,698
3/15	9,277	9,940	9,610
4/15	9,504	10,228	10,028
5/15	9,368	10,215	9,864
6/15	9,179	9,974	9,409
7/15	8,960	10,061	9,510
8/15	8,655	9,371	8,980
9/15	8,221	9,032	8,732
10/15	8,510	9,741	9,149
11/15	8,322	9,660	8,753
12/15	8,122	9,486	8,519
1/16	7,777	8,914	8,452
2/16	7,789	8,853	8,527
3/16	8,158	9,509	9,243
4/16	8,375	9,649	9,453
5/16	8,383	9,661	9,396
6/16	8,514	9,603	9,672
7/16	8,615	10,017	9,939
8/16	8,569	10,050	9,749
9/16	8,646	10,112	9,919
10/16	8,468	9,940	9,637
11/16	8,421	10,016	9,237
12/16	8,556	10,232	9,494
1/17	8,746	10,512	9,620
2/17	8,841	10,807	9,900
3/17	8,841	10,939	10,231
4/17	8,880	11,109	10,401
5/17	8,888	11,355	10,824
6/17	8,896	11,406	10,807
7/17	9,094	11,725	11,162
8/17	9,134	11,770	11,334
9/17	9,158	11,997	11,125
10/17	9,205	12,247	11,228
11/17	9,221	12,484	11,415
12/17	9,373	12,685	11,305
1/18	9,566	13,401	11,432
2/18	9,204	12,838	10,659
3/18	9,236	12,554	10,661
4/18	9,421	12,683	10,919
5/18	9,461	12,699	10,704
6/18	9,445	12,630	10,901
7/18	9,518	13,011	11,091
8/18	9,421	13,113	10,814
9/18	9,405	13,170	10,704
10/18	8,978	12,183	10,279
11/18	8,970	12,361	10,466
12/18	8,588	11,491	10,132
1/19	9,144	12,398	11,013
2/19	9,202	12,730	11,264
3/19	9,327	12,890	11,534
4/19	9,377	13,325	11,668
5/19	9,119	12,535	11,490
6/19	9,451	13,355	12,103
7/19	9,360	13,394	11,859
8/19	9,302	13,077	11,895
9/19	9,410	13,352	12,147
10/19	9,534	13,717	12,329
11/19	9,526	14,052	12,223
12/19	9,832	14,547	12,741
1/20	9,714	14,386	12,942
2/20	9,231	13,224	11,698
3/20	7,901	11,439	9,007
4/20	8,392	12,664	9,854
5/20	8,638	13,215	10,372
6/20	8,774	13,637	10,234
7/20	9,138	14,359	10,536
8/20	9,375	15,237	10,702
9/20	9,180	14,746	10,374
10/20	9,129	14,388	10,259
11/20	9,807	16,161	11,575
12/20	10,167	16,912	11,914
1/21	10,150	16,835	11,657
2/21	10,379	17,225	11,740
3/21	10,574	17,685	12,248
4/21	10,981	18,458	12,678
5/21	11,235	18,745	12,737
6/21	11,210	18,992	12,508
7/21	11,320	19,123	12,623
8/21	11,388	19,602	12,844
9/21	11,352	18,792	12,670
10/21	11,760	19,751	13,124
11/21	11,413	19,275	12,416
12/21	11,867	20,047	13,229
1/22	11,839	19,062	13,091
2/22	12,011	18,570	13,410
3/22	12,535	18,972	14,191
4/22	12,209	17,453	13,721
5/22	12,345	17,474	14,212
6/22	11,262	16,001	13,105
7/22	11,771	17,118	13,621
8/22	11,489	16,488	13,406
9/22	10,319	14,910	11,819
10/22	10,803	15,809	12,412
11/22	11,425	17,036	13,405
12/22	11,077	16,365	13,099
1/23	11,543	17,538	13,752
2/23	11,108	17,036	13,281
3/23	11,203	17,561	13,587
4/23	11,326	17,813	13,936
5/23	10,796	17,622	13,145
6/23	11,101	18,646	13,531
7/23	11,398	19,328	13,797
8/23	11,049	18,788	13,141
9/23	10,642	18,011	12,516
10/23	10,447	17,469	12,135
11/23	10,982	19,082	13,303
12/23	11,381	19,998	13,856
1/24	11,102	20,116	13,414
2/24	11,112	20,979	13,404
3/24	11,549	21,637	14,012
4/24	11,341	20,924	13,932
5/24	11,715	21,774	14,787
6/24	11,494	22,259	14,338
7/24	11,787	22,618	14,962
8/24	12,017	23,192	15,643

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	8.76%	5.26%	1.85%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
S&P Global Infrastructure Index NTR	19.04%	5.63%	4.58%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is March 16, 2010.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,117,251
  Total Number of Portfolio Holdings931
  Portfolio Turnover Rate 84.0%
  Total Advisory Fees Paid (amount in thousands)$25,091

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	59.12%
U.S. Government & Government Agency Obligations	26.70%
Investment Companies	10.82%
Senior Floating Rate Interests	4.33%
Bonds	0.59%
Preferred Stocks	0.18%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	26.78%
Financial	23.18%
Utilities	13.68%
Energy	8.96%
Exchange-Traded Funds	6.82%
Industrial	6.43%
Basic Materials	4.88%
Money Market Funds	3.98%
Consumer, Non-cyclical	3.43%
Consumer, Cyclical	1.25%
Technology	0.92%
Communications	0.91%
Mortgage Securities	0.41%
Asset Backed Securities	0.09%
Closed-End Funds	0.02%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV832ARR3-0

R-6

PDARX

Diversified Real Asset Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$82	0.78%

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation weighed on results, but the impact was moderated by favorable manager selection. Dedicated allocations to timber and climate change within global natural resources benefited performance. Timber enjoyed strong gains in homebuilder and home construction-related stocks. Climate change benefited from strong stock selection within industrials, information technology, and financial names. Elsewhere, an overweight to commodities hindered results. An underweight to real estate investment trusts (REITs) further weighed on performance as the sector recovered on the back of oversold conditions and falling rates. Finally, an underweight to infrastructure hampered returns as falling rates and artificial intelligence enthusiasm boosted performance. Manager selection enhanced returns, led by Wellington, which benefited from favorable positioning within energy. Manager selection within global REITS was robust due in part to stock selection in healthcare. Manager selection within infrastructure was an offset; both Delaware and Clearbridge were hurt by weak stock selection within electric utilities and energy. Derivatives did not materially impact performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $12,751	MSCI ACWI NR USD Index $23,192	S&P Global Infrastructure Index NTR $15,643
8/14	10,000	10,000	10,000
9/14	9,629	9,676	9,606
10/14	9,621	9,744	9,763
11/14	9,508	9,907	9,765
12/14	9,336	9,716	9,700
1/15	9,312	9,564	9,708
2/15	9,459	10,096	9,698
3/15	9,305	9,940	9,610
4/15	9,544	10,228	10,028
5/15	9,405	10,215	9,864
6/15	9,220	9,974	9,409
7/15	9,003	10,061	9,510
8/15	8,701	9,371	8,980
9/15	8,268	9,032	8,732
10/15	8,562	9,741	9,149
11/15	8,376	9,660	8,753
12/15	8,181	9,486	8,519
1/16	7,838	8,914	8,452
2/16	7,853	8,853	8,527
3/16	8,228	9,509	9,243
4/16	8,447	9,649	9,453
5/16	8,455	9,661	9,396
6/16	8,596	9,603	9,672
7/16	8,697	10,017	9,939
8/16	8,658	10,050	9,749
9/16	8,744	10,112	9,919
10/16	8,564	9,940	9,637
11/16	8,525	10,016	9,237
12/16	8,661	10,232	9,494
1/17	8,854	10,512	9,620
2/17	8,958	10,807	9,900
3/17	8,958	10,939	10,231
4/17	9,006	11,109	10,401
5/17	9,022	11,355	10,824
6/17	9,030	11,406	10,807
7/17	9,230	11,725	11,162
8/17	9,279	11,770	11,334
9/17	9,311	11,997	11,125
10/17	9,359	12,247	11,228
11/17	9,383	12,484	11,415
12/17	9,548	12,685	11,305
1/18	9,745	13,401	11,432
2/18	9,384	12,838	10,659
3/18	9,417	12,554	10,661
4/18	9,613	12,683	10,919
5/18	9,663	12,699	10,704
6/18	9,646	12,630	10,901
7/18	9,720	13,011	11,091
8/18	9,630	13,113	10,814
9/18	9,622	13,170	10,704
10/18	9,187	12,183	10,279
11/18	9,179	12,361	10,466
12/18	8,800	11,491	10,132
1/19	9,369	12,398	11,013
2/19	9,428	12,730	11,264
3/19	9,564	12,890	11,534
4/19	9,624	13,325	11,668
5/19	9,360	12,535	11,490
6/19	9,708	13,355	12,103
7/19	9,624	13,394	11,859
8/19	9,564	13,077	11,895
9/19	9,683	13,352	12,147
10/19	9,810	13,717	12,329
11/19	9,810	14,052	12,223
12/19	10,125	14,547	12,741
1/20	10,004	14,386	12,942
2/20	9,508	13,224	11,698
3/20	8,151	11,439	9,007
4/20	8,664	12,664	9,854
5/20	8,916	13,215	10,372
6/20	9,064	13,637	10,234
7/20	9,447	14,359	10,536
8/20	9,690	15,237	10,702
9/20	9,499	14,746	10,374
10/20	9,447	14,388	10,259
11/20	10,151	16,161	11,575
12/20	10,524	16,912	11,914
1/21	10,515	16,835	11,657
2/21	10,760	17,225	11,740
3/21	10,970	17,685	12,248
4/21	11,399	18,458	12,678
5/21	11,661	18,745	12,737
6/21	11,635	18,992	12,508
7/21	11,758	19,123	12,623
8/21	11,836	19,602	12,844
9/21	11,806	18,792	12,670
10/21	12,238	19,751	13,124
11/21	11,878	19,275	12,416
12/21	12,358	20,047	13,229
1/22	12,339	19,062	13,091
2/22	12,517	18,570	13,410
3/22	13,065	18,972	14,191
4/22	12,746	17,453	13,721
5/22	12,887	17,474	14,212
6/22	11,762	16,001	13,105
7/22	12,300	17,118	13,621
8/22	12,007	16,488	13,406
9/22	10,797	14,910	11,819
10/22	11,300	15,809	12,412
11/22	11,968	17,036	13,405
12/22	11,603	16,365	13,099
1/23	12,089	17,538	13,752
2/23	11,645	17,036	13,281
3/23	11,750	17,561	13,587
4/23	11,888	17,813	13,936
5/23	11,336	17,622	13,145
6/23	11,669	18,646	13,531
7/23	11,980	19,328	13,797
8/23	11,616	18,788	13,141
9/23	11,196	18,011	12,516
10/23	10,992	17,469	12,135
11/23	11,562	19,082	13,303
12/23	11,986	19,998	13,856
1/24	11,704	20,116	13,414
2/24	11,715	20,979	13,404
3/24	12,188	21,637	14,012
4/24	11,970	20,924	13,932
5/24	12,373	21,774	14,787
6/24	12,147	22,259	14,338
7/24	12,510	22,618	14,962
8/24	12,751	23,192	15,643

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	9.78%	5.92%	2.46%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
S&P Global Infrastructure Index NTR	19.04%	5.63%	4.58%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is March 16, 2010.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,117,251
  Total Number of Portfolio Holdings931
  Portfolio Turnover Rate 84.0%
  Total Advisory Fees Paid (amount in thousands)$25,091

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	59.12%
U.S. Government & Government Agency Obligations	26.70%
Investment Companies	10.82%
Senior Floating Rate Interests	4.33%
Bonds	0.59%
Preferred Stocks	0.18%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	26.78%
Financial	23.18%
Utilities	13.68%
Energy	8.96%
Exchange-Traded Funds	6.82%
Industrial	6.43%
Basic Materials	4.88%
Money Market Funds	3.98%
Consumer, Non-cyclical	3.43%
Consumer, Cyclical	1.25%
Technology	0.92%
Communications	0.91%
Mortgage Securities	0.41%
Asset Backed Securities	0.09%
Closed-End Funds	0.02%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV832ARR6-0

Class A

PEMCX

Edge MidCap Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.10%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Owning Fair Isaac Corporation (FICO) contributed to relative performance as FICO reported stronger than expected guidance for revenue growth and earnings. Owning Universal Health Services Inc. (UHS) aided results as the company raised its fiscal year 2024 guidance. Hamilton Lane (HLNE) beat estimates in 2024 as the company has seen fee paying AUM increase to $67.7 billion, up +11.5% year-over-year. Owning YETI Holdings (YETI) detracted from relative performance as the company released 2024 guidance that was softer than consensus estimates. In addition, investors continue to worry about competition from Stanley drink wear. FMC Corp. (FMC) detracted from performance as sales and profits came in lower than forecasted, as customers rapidly destocked as the cost of carrying inventory rose dramatically due to higher interest rates in 2023. Bio-Techne Corporation (TECH) hurt relative results as TECH pushed out their revenue guidance of greater than $2 billion due to weakness in the biotech industry.

How did the Fund perform since inception?

	Class A shares with maximum sales charge $23,716	Russell 3000 Index $33,537	Russell MidCap Index $25,886
9/15	9,452	10,000	10,000
9/15	9,574	10,188	10,000
10/15	10,007	10,993	10,620
11/15	10,051	11,054	10,647
12/15	9,606	10,827	10,362
1/16	9,414	10,216	9,683
2/16	9,620	10,213	9,792
3/16	10,517	10,932	10,594
4/16	10,807	11,000	10,706
5/16	10,983	11,196	10,882
6/16	11,160	11,219	10,931
7/16	11,515	11,665	11,430
8/16	11,578	11,694	11,402
9/16	11,432	11,713	11,425
10/16	11,050	11,459	11,062
11/16	11,528	11,972	11,659
12/16	11,907	12,206	11,791
1/17	12,100	12,436	12,076
2/17	12,441	12,898	12,418
3/17	12,358	12,907	12,398
4/17	12,600	13,044	12,494
5/17	12,458	13,177	12,608
6/17	12,591	13,296	12,733
7/17	12,616	13,547	12,921
8/17	12,395	13,573	12,820
9/17	12,922	13,904	13,176
10/17	12,927	14,207	13,395
11/17	13,404	14,639	13,846
12/17	13,518	14,785	13,975
1/18	14,049	15,564	14,501
2/18	13,360	14,991	13,902
3/18	13,496	14,690	13,911
4/18	13,582	14,746	13,889
5/18	14,054	15,162	14,205
6/18	14,268	15,261	14,303
7/18	14,661	15,767	14,659
8/18	14,894	16,321	15,114
9/18	14,662	16,348	15,018
10/18	13,436	15,144	13,770
11/18	13,949	15,448	14,108
12/18	12,667	14,010	12,709
1/19	14,063	15,213	14,080
2/19	14,464	15,748	14,685
3/19	14,549	15,978	14,811
4/19	15,183	16,616	15,374
5/19	14,137	15,540	14,431
6/19	15,120	16,632	15,422
7/19	15,532	16,879	15,642
8/19	15,226	16,535	15,197
9/19	15,881	16,825	15,496
10/19	16,082	17,187	15,659
11/19	16,431	17,841	16,219
12/19	16,914	18,356	16,591
1/20	16,518	18,336	16,458
2/20	14,870	16,835	15,028
3/20	12,056	14,520	12,099
4/20	13,749	16,442	13,837
5/20	14,639	17,322	14,810
6/20	15,023	17,718	15,077
7/20	15,837	18,724	15,962
8/20	16,221	20,080	16,523
9/20	15,672	19,349	16,201
10/20	15,936	18,932	16,305
11/20	17,914	21,235	18,558
12/20	18,616	22,190	19,428
1/21	18,029	22,091	19,376
2/21	18,731	22,782	20,455
3/21	19,561	23,598	21,009
4/21	20,862	24,815	22,080
5/21	21,081	24,928	22,257
6/21	20,978	25,543	22,585
7/21	21,358	25,975	22,758
8/21	21,438	26,715	23,337
9/21	20,425	25,517	22,375
10/21	21,438	27,242	23,706
11/21	21,093	26,828	22,881
12/21	22,524	27,884	23,815
1/22	20,826	26,244	22,061
2/22	20,363	25,582	21,902
3/22	20,718	26,412	22,463
4/22	19,189	24,042	20,733
5/22	19,606	24,010	20,749
6/22	17,785	22,001	18,678
7/22	19,591	24,065	20,522
8/22	18,448	23,167	19,878
9/22	16,688	21,019	18,036
10/22	18,263	22,743	19,637
11/22	19,792	23,930	20,817
12/22	18,886	22,528	19,692
1/23	20,343	24,080	21,327
2/23	19,686	23,517	20,810
3/23	19,490	24,146	20,490
4/23	19,544	24,403	20,382
5/23	19,046	24,498	19,813
6/23	20,450	26,171	21,466
7/23	21,267	27,109	22,317
8/23	20,699	26,586	21,543
9/23	19,704	25,320	20,461
10/23	18,762	24,648	19,439
11/23	20,485	26,947	21,428
12/23	22,237	28,376	23,084
1/24	21,714	28,691	22,755
2/24	22,435	30,244	24,027
3/24	23,048	31,219	25,069
4/24	21,642	29,846	23,715
5/24	22,561	31,256	24,391
6/24	22,399	32,223	24,230
7/24	23,553	32,822	25,372
8/24	23,716	33,537	25,886

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class A Shares Excluding Sales Charge	14.58%	9.27%	10.86%
Class A Shares Including Sales Charge	8.26%	8.04%	10.16%
Russell 3000 Index	26.14%	15.19%	14.52%
Russell MidCap Index	20.16%	11.24%	11.24%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 28, 2015.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$77,350
  Total Number of Portfolio Holdings48
  Portfolio Turnover Rate 16.6%
  Total Advisory Fees Paid (amount in thousands)$490

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.00%
Investment Companies	1.26%
Other Assets and Liabilities	0.74%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	21.14%
Industrial	19.85%
Consumer, Non-cyclical	17.98%
Consumer, Cyclical	13.57%
Technology	11.94%
Utilities	5.33%
Energy	4.12%
Basic Materials	2.42%
Communications	1.65%
Money Market Funds	1.26%
Other Assets and Liabilities	0.74%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV909ARA-0

Institutional

PEDGX

Edge MidCap Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$83	0.77%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Owning Fair Isaac Corporation (FICO) contributed to relative performance as FICO reported stronger than expected guidance for revenue growth and earnings. Owning Universal Health Services Inc. (UHS) aided results as the company raised its fiscal year 2024 guidance. Hamilton Lane (HLNE) beat estimates in 2024 as the company has seen fee paying AUM increase to $67.7 billion, up +11.5% year-over-year. Owning YETI Holdings (YETI) detracted from relative performance as the company released 2024 guidance that was softer than consensus estimates. In addition, investors continue to worry about competition from Stanley drink wear. FMC Corp. (FMC) detracted from performance as sales and profits came in lower than forecasted, as customers rapidly destocked as the cost of carrying inventory rose dramatically due to higher interest rates in 2023. Bio-Techne Corporation (TECH) hurt relative results as TECH pushed out their revenue guidance of greater than $2 billion due to weakness in the biotech industry.

How did the Fund perform since inception?

	Institutional shares at net asset value $25,871	Russell 3000 Index $33,537	Russell MidCap Index $25,886
9/15	10,000	10,000	10,000
9/15	10,130	10,188	10,000
10/15	10,590	10,993	10,620
11/15	10,640	11,054	10,647
12/15	10,171	10,827	10,362
1/16	9,970	10,216	9,683
2/16	10,191	10,213	9,792
3/16	11,144	10,932	10,594
4/16	11,456	11,000	10,706
5/16	11,646	11,196	10,882
6/16	11,837	11,219	10,931
7/16	12,219	11,665	11,430
8/16	12,289	11,694	11,402
9/16	12,138	11,713	11,425
10/16	11,737	11,459	11,062
11/16	12,249	11,972	11,659
12/16	12,656	12,206	11,791
1/17	12,866	12,436	12,076
2/17	13,233	12,898	12,418
3/17	13,149	12,907	12,398
4/17	13,411	13,044	12,494
5/17	13,265	13,177	12,608
6/17	13,411	13,296	12,733
7/17	13,443	13,547	12,921
8/17	13,212	13,573	12,820
9/17	13,778	13,904	13,176
10/17	13,789	14,207	13,395
11/17	14,303	14,639	13,846
12/17	14,429	14,785	13,975
1/18	15,001	15,564	14,501
2/18	14,270	14,991	13,902
3/18	14,418	14,690	13,911
4/18	14,514	14,746	13,889
5/18	15,022	15,162	14,205
6/18	15,255	15,261	14,303
7/18	15,679	15,767	14,659
8/18	15,932	16,321	15,114
9/18	15,687	16,348	15,018
10/18	14,380	15,144	13,770
11/18	14,933	15,448	14,108
12/18	13,564	14,010	12,709
1/19	15,058	15,213	14,080
2/19	15,488	15,748	14,685
3/19	15,579	15,978	14,811
4/19	16,258	16,616	15,374
5/19	15,137	15,540	14,431
6/19	16,201	16,632	15,422
7/19	16,654	16,879	15,642
8/19	16,326	16,535	15,197
9/19	17,028	16,825	15,496
10/19	17,254	17,187	15,659
11/19	17,628	17,841	16,219
12/19	18,159	18,356	16,591
1/20	17,746	18,336	16,458
2/20	15,980	16,835	15,028
3/20	12,954	14,520	12,099
4/20	14,779	16,442	13,837
5/20	15,745	17,322	14,810
6/20	16,168	17,718	15,077
7/20	17,040	18,724	15,962
8/20	17,464	20,080	16,523
9/20	16,875	19,349	16,201
10/20	17,158	18,932	16,305
11/20	19,289	21,235	18,558
12/20	20,055	22,190	19,428
1/21	19,424	22,091	19,376
2/21	20,179	22,782	20,455
3/21	21,082	23,598	21,009
4/21	22,505	24,815	22,080
5/21	22,740	24,928	22,257
6/21	22,628	25,543	22,585
7/21	23,061	25,975	22,758
8/21	23,148	26,715	23,337
9/21	22,059	25,517	22,375
10/21	23,160	27,242	23,706
11/21	22,789	26,828	22,881
12/21	24,350	27,884	23,815
1/22	22,525	26,244	22,061
2/22	22,011	25,582	21,902
3/22	22,426	26,412	22,463
4/22	20,751	24,042	20,733
5/22	21,232	24,010	20,749
6/22	19,258	22,001	18,678
7/22	21,215	24,065	20,522
8/22	19,988	23,167	19,878
9/22	18,080	21,019	18,036
10/22	19,788	22,743	19,637
11/22	21,464	23,930	20,817
12/22	20,481	22,528	19,692
1/23	22,087	24,080	21,327
2/23	21,360	23,517	20,810
3/23	21,150	24,146	20,490
4/23	21,207	24,403	20,382
5/23	20,691	24,498	19,813
6/23	22,221	26,171	21,466
7/23	23,101	27,109	22,317
8/23	22,489	26,586	21,543
9/23	21,418	25,320	20,461
10/23	20,404	24,648	19,439
11/23	22,278	26,947	21,428
12/23	24,197	28,376	23,084
1/24	23,632	28,691	22,755
2/24	24,430	30,244	24,027
3/24	25,092	31,219	25,069
4/24	23,554	29,846	23,715
5/24	24,567	31,256	24,391
6/24	24,411	32,223	24,230
7/24	25,676	32,822	25,372
8/24	25,871	33,537	25,886

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	15.04%	9.64%	11.24%
Russell 3000 Index	26.14%	15.19%	14.52%
Russell MidCap Index	20.16%	11.24%	11.24%
Footnote	Description
Footnote*	Since inception performance is calculated from September 28, 2015, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$77,350
  Total Number of Portfolio Holdings48
  Portfolio Turnover Rate 16.6%
  Total Advisory Fees Paid (amount in thousands)$490

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.00%
Investment Companies	1.26%
Other Assets and Liabilities	0.74%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	21.14%
Industrial	19.85%
Consumer, Non-cyclical	17.98%
Consumer, Cyclical	13.57%
Technology	11.94%
Utilities	5.33%
Energy	4.12%
Basic Materials	2.42%
Communications	1.65%
Money Market Funds	1.26%
Other Assets and Liabilities	0.74%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV909ARI-0

R-6

PEDMX

Edge MidCap Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$72	0.67%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Owning Fair Isaac Corporation (FICO) contributed to relative performance as FICO reported stronger than expected guidance for revenue growth and earnings. Owning Universal Health Services Inc. (UHS) aided results as the company raised its fiscal year 2024 guidance. Hamilton Lane (HLNE) beat estimates in 2024 as the company has seen fee paying AUM increase to $67.7 billion, up +11.5% year-over-year. Owning YETI Holdings (YETI) detracted from relative performance as the company released 2024 guidance that was softer than consensus estimates. In addition, investors continue to worry about competition from Stanley drink wear. FMC Corp. (FMC) detracted from performance as sales and profits came in lower than forecasted, as customers rapidly destocked as the cost of carrying inventory rose dramatically due to higher interest rates in 2023. Bio-Techne Corporation (TECH) hurt relative results as TECH pushed out their revenue guidance of greater than $2 billion due to weakness in the biotech industry.

How did the Fund perform since inception?

	R-6 shares at net asset value $26,197	Russell 3000 Index $33,537	Russell MidCap Index $25,886
9/15	10,000	10,000	10,000
9/15	10,130	10,188	10,000
10/15	10,590	10,993	10,620
11/15	10,640	11,054	10,647
12/15	10,171	10,827	10,362
1/16	9,970	10,216	9,683
2/16	10,191	10,213	9,792
3/16	11,144	10,932	10,594
4/16	11,455	11,000	10,706
5/16	11,645	11,196	10,882
6/16	11,835	11,219	10,931
7/16	12,216	11,665	11,430
8/16	12,286	11,694	11,402
9/16	12,135	11,713	11,425
10/16	11,733	11,459	11,062
11/16	12,244	11,972	11,659
12/16	12,650	12,206	11,791
1/17	12,860	12,436	12,076
2/17	13,216	12,898	12,418
3/17	13,143	12,907	12,398
4/17	13,394	13,044	12,494
5/17	13,248	13,177	12,608
6/17	13,405	13,296	12,733
7/17	13,468	13,547	12,921
8/17	13,290	13,573	12,820
9/17	13,856	13,904	13,176
10/17	13,866	14,207	13,395
11/17	14,390	14,639	13,846
12/17	14,519	14,785	13,975
1/18	15,083	15,564	14,501
2/18	14,359	14,991	13,902
3/18	14,508	14,690	13,911
4/18	14,604	14,746	13,889
5/18	15,125	15,162	14,205
6/18	15,349	15,261	14,303
7/18	15,774	15,767	14,659
8/18	16,039	16,321	15,114
9/18	15,793	16,348	15,018
10/18	14,470	15,144	13,770
11/18	15,046	15,448	14,108
12/18	13,651	14,010	12,709
1/19	15,175	15,213	14,080
2/19	15,596	15,748	14,685
3/19	15,698	15,978	14,811
4/19	16,381	16,616	15,374
5/19	15,255	15,540	14,431
6/19	16,324	16,632	15,422
7/19	16,790	16,879	15,642
8/19	16,449	16,535	15,197
9/19	17,166	16,825	15,496
10/19	17,393	17,187	15,659
11/19	17,780	17,841	16,219
12/19	18,305	18,356	16,591
1/20	17,891	18,336	16,458
2/20	16,115	16,835	15,028
3/20	13,060	14,520	12,099
4/20	14,907	16,442	13,837
5/20	15,878	17,322	14,810
6/20	16,304	17,718	15,077
7/20	17,192	18,724	15,962
8/20	17,618	20,080	16,523
9/20	17,026	19,349	16,201
10/20	17,322	18,932	16,305
11/20	19,465	21,235	18,558
12/20	20,239	22,190	19,428
1/21	19,604	22,091	19,376
2/21	20,376	22,782	20,455
3/21	21,285	23,598	21,009
4/21	22,716	24,815	22,080
5/21	22,965	24,928	22,257
6/21	22,853	25,543	22,585
7/21	23,289	25,975	22,758
8/21	23,376	26,715	23,337
9/21	22,280	25,517	22,375
10/21	23,401	27,242	23,706
11/21	23,027	26,828	22,881
12/21	24,600	27,884	23,815
1/22	22,764	26,244	22,061
2/22	22,247	25,582	21,902
3/22	22,664	26,412	22,463
4/22	20,979	24,042	20,733
5/22	21,463	24,010	20,749
6/22	19,460	22,001	18,678
7/22	21,446	24,065	20,522
8/22	20,211	23,167	19,878
9/22	18,275	21,019	18,036
10/22	20,011	22,743	19,637
11/22	21,713	23,930	20,817
12/22	20,710	22,528	19,692
1/23	22,327	24,080	21,327
2/23	21,595	23,517	20,810
3/23	21,403	24,146	20,490
4/23	21,460	24,403	20,382
5/23	20,921	24,498	19,813
6/23	22,480	26,171	21,466
7/23	23,385	27,109	22,317
8/23	22,769	26,586	21,543
9/23	21,672	25,320	20,461
10/23	20,652	24,648	19,439
11/23	22,538	26,947	21,428
12/23	24,491	28,376	23,084
1/24	23,942	28,691	22,755
2/24	24,746	30,244	24,027
3/24	25,413	31,219	25,069
4/24	23,864	29,846	23,715
5/24	24,883	31,256	24,391
6/24	24,707	32,223	24,230
7/24	26,001	32,822	25,372
8/24	26,197	33,537	25,886

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-6 Shares	15.06%	9.75%	11.39%
Russell 3000 Index	26.14%	15.19%	14.52%
Russell MidCap Index	20.16%	11.24%	11.24%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is September 28, 2015.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$77,350
  Total Number of Portfolio Holdings48
  Portfolio Turnover Rate 16.6%
  Total Advisory Fees Paid (amount in thousands)$490

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.00%
Investment Companies	1.26%
Other Assets and Liabilities	0.74%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	21.14%
Industrial	19.85%
Consumer, Non-cyclical	17.98%
Consumer, Cyclical	13.57%
Technology	11.94%
Utilities	5.33%
Energy	4.12%
Basic Materials	2.42%
Communications	1.65%
Money Market Funds	1.26%
Other Assets and Liabilities	0.74%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV909ARR6-0

Class A

PMSAX

Global Multi-Strategy Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$213	2.04%

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributor was its allocation to the equity long/short sleeve managed by Gotham Capital. Gotham’s process targets core long positions in large cap quality stocks with high free cash flow characteristics. Their performance benefited from security selection as their spread (performance of long positions vs. shorts) has been positive across the sleeve. The credit long/short sleeve managed by Loomis Sayles was a large contributor. The sleeve gained from positions in investment grade corporate bonds and securitized debt, with additional gains from positions in high yield debt. The Fund’s largest detractor was the global macro sleeve managed by Graham Capital. Graham’s strategy is volatile on a standalone basis but is uncorrelated to the Fund’s other strategies. The sleeve declined mostly due to its short interest rate positions. Derivatives are used by the Fund’s subadvisors on both the long and short side of their portfolios to either gain exposure to asset classes or markets or to express a bearish view on markets or specific assets. On average, however, derivatives are mainly used by the Fund’s subadvisors for hedging purposes, and therefore in rising markets like the year ending August 31,2024, usage of derivatives was a net detractor from the Fund’s absolute performance.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $13,162	MSCI ACWI NR USD Index $23,192	HFRX Global Hedge Fund Index $11,748
8/14	9,625	10,000	10,000
9/14	9,564	9,676	9,923
10/14	9,590	9,744	9,792
11/14	9,747	9,907	9,824
12/14	9,715	9,716	9,751
1/15	9,777	9,564	9,723
2/15	9,902	10,096	9,919
3/15	9,928	9,940	9,952
4/15	9,902	10,228	9,973
5/15	9,955	10,215	9,999
6/15	9,830	9,974	9,875
7/15	9,875	10,061	9,872
8/15	9,715	9,371	9,653
9/15	9,634	9,032	9,453
10/15	9,715	9,741	9,592
11/15	9,706	9,660	9,522
12/15	9,623	9,486	9,396
1/16	9,522	8,914	9,136
2/16	9,486	8,853	9,107
3/16	9,596	9,509	9,220
4/16	9,614	9,649	9,257
5/16	9,641	9,661	9,300
6/16	9,715	9,603	9,318
7/16	9,815	10,017	9,454
8/16	9,852	10,050	9,469
9/16	9,870	10,112	9,521
10/16	9,806	9,940	9,467
11/16	9,833	10,016	9,549
12/16	9,897	10,232	9,631
1/17	9,989	10,512	9,679
2/17	10,108	10,807	9,788
3/17	10,126	10,939	9,791
4/17	10,144	11,109	9,832
5/17	10,218	11,355	9,856
6/17	10,199	11,406	9,877
7/17	10,309	11,725	9,969
8/17	10,318	11,770	9,998
9/17	10,364	11,997	10,058
10/17	10,446	12,247	10,127
11/17	10,474	12,484	10,134
12/17	10,514	12,685	10,208
1/18	10,655	13,401	10,458
2/18	10,420	12,838	10,205
3/18	10,336	12,554	10,105
4/18	10,345	12,683	10,114
5/18	10,326	12,699	10,141
6/18	10,307	12,630	10,122
7/18	10,392	13,011	10,107
8/18	10,411	13,113	10,152
9/18	10,467	13,170	10,083
10/18	10,232	12,183	9,769
11/18	10,195	12,361	9,709
12/18	10,032	11,491	9,522
1/19	10,221	12,398	9,725
2/19	10,281	12,730	9,786
3/19	10,351	12,890	9,769
4/19	10,450	13,325	9,834
5/19	10,380	12,535	9,767
6/19	10,570	13,355	9,924
7/19	10,610	13,394	10,001
8/19	10,600	13,077	10,039
9/19	10,610	13,352	10,084
10/19	10,640	13,717	10,115
11/19	10,729	14,052	10,219
12/19	10,799	14,547	10,343
1/20	10,789	14,386	10,385
2/20	10,590	13,224	10,236
3/20	9,773	11,439	9,634
4/20	10,022	12,664	9,912
5/20	10,331	13,215	10,055
6/20	10,480	13,637	10,231
7/20	10,729	14,359	10,369
8/20	10,918	15,237	10,529
9/20	10,819	14,746	10,511
10/20	10,759	14,388	10,488
11/20	11,058	16,161	10,783
12/20	11,304	16,912	11,048
1/21	11,264	16,835	11,029
2/21	11,365	17,225	11,197
3/21	11,456	17,685	11,190
4/21	11,677	18,458	11,373
5/21	11,778	18,745	11,416
6/21	11,778	18,992	11,460
7/21	11,788	19,123	11,409
8/21	11,869	19,602	11,487
9/21	11,688	18,792	11,443
10/21	11,798	19,751	11,546
11/21	11,657	19,275	11,397
12/21	11,885	20,047	11,451
1/22	11,864	19,062	11,244
2/22	11,770	18,570	11,271
3/22	12,021	18,972	11,313
4/22	11,885	17,453	11,217
5/22	11,885	17,474	11,072
6/22	11,446	16,001	10,905
7/22	11,592	17,118	10,925
8/22	11,561	16,488	11,035
9/22	11,300	14,910	10,936
10/22	11,582	15,809	10,931
11/22	11,739	17,036	10,941
12/22	11,612	16,365	10,947
1/23	11,858	17,538	11,129
2/23	11,799	17,036	11,083
3/23	11,682	17,561	10,920
4/23	11,776	17,813	10,976
5/23	11,741	17,622	10,946
6/23	11,986	18,646	11,000
7/23	12,127	19,328	11,060
8/23	12,115	18,788	11,109
9/23	12,080	18,011	11,105
10/23	11,975	17,469	11,006
11/23	12,232	19,082	11,119
12/23	12,319	19,998	11,287
1/24	12,451	20,116	11,326
2/24	12,704	20,979	11,418
3/24	12,970	21,637	11,565
4/24	12,849	20,924	11,522
5/24	12,982	21,774	11,569
6/24	13,030	22,259	11,606
7/24	13,114	22,618	11,666
8/24	13,162	23,192	11,748

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	8.65%	4.43%	3.18%
Class A Shares Including Sales Charge	4.61%	3.64%	2.79%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$414,720
  Total Number of Portfolio Holdings1,969
  Portfolio Turnover Rate 146.9%
  Total Advisory Fees Paid (amount in thousands)$5,896

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	38.68%
Bonds	32.04%
Investment Companies	19.55%
U.S. Government & Government Agency Obligations	3.14%
Convertible Bonds	1.00%
Senior Floating Rate Interests	0.40%
Purchased Options	0.04%
Convertible Preferred Stocks	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.13%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	68.14%
United Kingdom	1.85%
Cayman Islands	1.76%
Mexico	1.43%
Luxembourg	1.31%
Canada	1.24%
Japan	1.19%
Netherlands	1.11%
Brazil	1.05%
South Africa	0.98%
Peru	0.86%
Israel	0.80%
Turkey	0.75%
Switzerland	0.65%
Poland	0.62%
Supranational	0.61%
Romania	0.60%
Bermuda	0.57%
Egypt	0.53%
Colombia	0.46%
Other CountriesFootnote Reference*	8.36%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.13%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2023, the Fund's management fees were changed. The management fee was reduced from 1.44% on the first $500 million of net assets, 1.42% of the next $500 million of net assets, 1.40% of the next $500 million of net assets, 1.39% of the next $500 million of net assets, 1.38% of the next $1 billion of net assets, and 1.37% of net assets over $3 billion to 1.36% on the first $2 billion of net assets, 1.30% of the next $2 billion of net assets, and 1.25% of net assets over $4 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV838ARA-0

Institutional

PSMIX

Global Multi-Strategy Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$168	1.61%

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributor was its allocation to the equity long/short sleeve managed by Gotham Capital. Gotham’s process targets core long positions in large cap quality stocks with high free cash flow characteristics. Their performance benefited from security selection as their spread (performance of long positions vs. shorts) has been positive across the sleeve. The credit long/short sleeve managed by Loomis Sayles was a large contributor. The sleeve gained from positions in investment grade corporate bonds and securitized debt, with additional gains from positions in high yield debt. The Fund’s largest detractor was the global macro sleeve managed by Graham Capital. Graham’s strategy is volatile on a standalone basis but is uncorrelated to the Fund’s other strategies. The sleeve declined mostly due to its short interest rate positions. Derivatives are used by the Fund’s subadvisors on both the long and short side of their portfolios to either gain exposure to asset classes or markets or to express a bearish view on markets or specific assets. On average, however, derivatives are mainly used by the Fund’s subadvisors for hedging purposes, and therefore in rising markets like the year ending August 31,2024, usage of derivatives was a net detractor from the Fund’s absolute performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $14,230	MSCI ACWI NR USD Index $23,192	HFRX Global Hedge Fund Index $11,748
8/14	10,000	10,000	10,000
9/14	9,928	9,676	9,923
10/14	9,964	9,744	9,792
11/14	10,126	9,907	9,824
12/14	10,097	9,716	9,751
1/15	10,171	9,564	9,723
2/15	10,300	10,096	9,919
3/15	10,327	9,940	9,952
4/15	10,300	10,228	9,973
5/15	10,364	10,215	9,999
6/15	10,235	9,974	9,875
7/15	10,290	10,061	9,872
8/15	10,116	9,371	9,653
9/15	10,042	9,032	9,453
10/15	10,125	9,741	9,592
11/15	10,125	9,660	9,522
12/15	10,032	9,486	9,396
1/16	9,938	8,914	9,136
2/16	9,900	8,853	9,107
3/16	10,013	9,509	9,220
4/16	10,042	9,649	9,257
5/16	10,070	9,661	9,300
6/16	10,146	9,603	9,318
7/16	10,260	10,017	9,454
8/16	10,298	10,050	9,469
9/16	10,317	10,112	9,521
10/16	10,250	9,940	9,467
11/16	10,288	10,016	9,549
12/16	10,361	10,232	9,631
1/17	10,456	10,512	9,679
2/17	10,579	10,807	9,788
3/17	10,598	10,939	9,791
4/17	10,627	11,109	9,832
5/17	10,703	11,355	9,856
6/17	10,684	11,406	9,877
7/17	10,807	11,725	9,969
8/17	10,817	11,770	9,998
9/17	10,874	11,997	10,058
10/17	10,959	12,247	10,127
11/17	10,988	12,484	10,134
12/17	11,044	12,685	10,208
1/18	11,190	13,401	10,458
2/18	10,946	12,838	10,205
3/18	10,858	12,554	10,105
4/18	10,878	12,683	10,114
5/18	10,858	12,699	10,141
6/18	10,848	12,630	10,122
7/18	10,936	13,011	10,107
8/18	10,956	13,113	10,152
9/18	11,014	13,170	10,083
10/18	10,780	12,183	9,769
11/18	10,731	12,361	9,709
12/18	10,566	11,491	9,522
1/19	10,774	12,398	9,725
2/19	10,847	12,730	9,786
3/19	10,909	12,890	9,769
4/19	11,024	13,325	9,834
5/19	10,951	12,535	9,767
6/19	11,159	13,355	9,924
7/19	11,201	13,394	10,001
8/19	11,201	13,077	10,039
9/19	11,211	13,352	10,084
10/19	11,242	13,717	10,115
11/19	11,347	14,052	10,219
12/19	11,430	14,547	10,343
1/20	11,419	14,386	10,385
2/20	11,222	13,224	10,236
3/20	10,347	11,439	9,634
4/20	10,618	12,664	9,912
5/20	10,961	13,215	10,055
6/20	11,117	13,637	10,231
7/20	11,378	14,359	10,369
8/20	11,586	15,237	10,529
9/20	11,492	14,746	10,511
10/20	11,430	14,388	10,488
11/20	11,752	16,161	10,783
12/20	12,014	16,912	11,048
1/21	11,982	16,835	11,029
2/21	12,088	17,225	11,197
3/21	12,194	17,685	11,190
4/21	12,427	18,458	11,373
5/21	12,554	18,745	11,416
6/21	12,554	18,992	11,460
7/21	12,564	19,123	11,409
8/21	12,659	19,602	11,487
9/21	12,469	18,792	11,443
10/21	12,596	19,751	11,546
11/21	12,448	19,275	11,397
12/21	12,691	20,047	11,451
1/22	12,680	19,062	11,244
2/22	12,581	18,570	11,271
3/22	12,856	18,972	11,313
4/22	12,713	17,453	11,217
5/22	12,724	17,474	11,072
6/22	12,261	16,001	10,905
7/22	12,415	17,118	10,925
8/22	12,382	16,488	11,035
9/22	12,107	14,910	10,936
10/22	12,426	15,809	10,931
11/22	12,581	17,036	10,941
12/22	12,464	16,365	10,947
1/23	12,723	17,538	11,129
2/23	12,674	17,036	11,083
3/23	12,550	17,561	10,920
4/23	12,661	17,813	10,976
5/23	12,624	17,622	10,946
6/23	12,896	18,646	11,000
7/23	13,044	19,328	11,060
8/23	13,044	18,788	11,109
9/23	13,020	18,011	11,105
10/23	12,908	17,469	11,006
11/23	13,180	19,082	11,119
12/23	13,284	19,998	11,287
1/24	13,437	20,116	11,326
2/24	13,706	20,979	11,418
3/24	14,000	21,637	11,565
4/24	13,872	20,924	11,522
5/24	14,025	21,774	11,569
6/24	14,076	22,259	11,606
7/24	14,179	22,618	11,666
8/24	14,230	23,192	11,748

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	9.09%	4.90%	3.59%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$414,720
  Total Number of Portfolio Holdings1,969
  Portfolio Turnover Rate 146.9%
  Total Advisory Fees Paid (amount in thousands)$5,896

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	38.68%
Bonds	32.04%
Investment Companies	19.55%
U.S. Government & Government Agency Obligations	3.14%
Convertible Bonds	1.00%
Senior Floating Rate Interests	0.40%
Purchased Options	0.04%
Convertible Preferred Stocks	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.13%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	68.14%
United Kingdom	1.85%
Cayman Islands	1.76%
Mexico	1.43%
Luxembourg	1.31%
Canada	1.24%
Japan	1.19%
Netherlands	1.11%
Brazil	1.05%
South Africa	0.98%
Peru	0.86%
Israel	0.80%
Turkey	0.75%
Switzerland	0.65%
Poland	0.62%
Supranational	0.61%
Romania	0.60%
Bermuda	0.57%
Egypt	0.53%
Colombia	0.46%
Other CountriesFootnote Reference*	8.36%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.13%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2023, the Fund's management fees were changed. The management fee was reduced from 1.44% on the first $500 million of net assets, 1.42% of the next $500 million of net assets, 1.40% of the next $500 million of net assets, 1.39% of the next $500 million of net assets, 1.38% of the next $1 billion of net assets, and 1.37% of net assets over $3 billion to 1.36% on the first $2 billion of net assets, 1.30% of the next $2 billion of net assets, and 1.25% of net assets over $4 billion. Effective December 31, 2023, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 1.48% to 1.43%.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV838ARI-0

R-6

PGLSX

Global Multi-Strategy Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$163	1.56%

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributor was its allocation to the equity long/short sleeve managed by Gotham Capital. Gotham’s process targets core long positions in large cap quality stocks with high free cash flow characteristics. Their performance benefited from security selection as their spread (performance of long positions vs. shorts) has been positive across the sleeve. The credit long/short sleeve managed by Loomis Sayles was a large contributor. The sleeve gained from positions in investment grade corporate bonds and securitized debt, with additional gains from positions in high yield debt. The Fund’s largest detractor was the global macro sleeve managed by Graham Capital. Graham’s strategy is volatile on a standalone basis but is uncorrelated to the Fund’s other strategies. The sleeve declined mostly due to its short interest rate positions. Derivatives are used by the Fund’s subadvisors on both the long and short side of their portfolios to either gain exposure to asset classes or markets or to express a bearish view on markets or specific assets. On average, however, derivatives are mainly used by the Fund’s subadvisors for hedging purposes, and therefore in rising markets like the year ending August 31,2024, usage of derivatives was a net detractor from the Fund’s absolute performance.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $14,271	MSCI ACWI NR USD Index $23,192	HFRX Global Hedge Fund Index $11,748
8/14	10,000	10,000	10,000
9/14	9,928	9,676	9,923
10/14	9,964	9,744	9,792
11/14	10,126	9,907	9,824
12/14	10,097	9,716	9,751
1/15	10,171	9,564	9,723
2/15	10,300	10,096	9,919
3/15	10,327	9,940	9,952
4/15	10,300	10,228	9,973
5/15	10,364	10,215	9,999
6/15	10,235	9,974	9,875
7/15	10,290	10,061	9,872
8/15	10,116	9,371	9,653
9/15	10,042	9,032	9,453
10/15	10,125	9,741	9,592
11/15	10,125	9,660	9,522
12/15	10,032	9,486	9,396
1/16	9,938	8,914	9,136
2/16	9,900	8,853	9,107
3/16	10,013	9,509	9,220
4/16	10,042	9,649	9,257
5/16	10,070	9,661	9,300
6/16	10,146	9,603	9,318
7/16	10,260	10,017	9,454
8/16	10,298	10,050	9,469
9/16	10,317	10,112	9,521
10/16	10,250	9,940	9,467
11/16	10,288	10,016	9,549
12/16	10,361	10,232	9,631
1/17	10,456	10,512	9,679
2/17	10,579	10,807	9,788
3/17	10,598	10,939	9,791
4/17	10,627	11,109	9,832
5/17	10,703	11,355	9,856
6/17	10,693	11,406	9,877
7/17	10,807	11,725	9,969
8/17	10,826	11,770	9,998
9/17	10,874	11,997	10,058
10/17	10,969	12,247	10,127
11/17	10,997	12,484	10,134
12/17	11,040	12,685	10,208
1/18	11,197	13,401	10,458
2/18	10,942	12,838	10,205
3/18	10,864	12,554	10,105
4/18	10,874	12,683	10,114
5/18	10,854	12,699	10,141
6/18	10,845	12,630	10,122
7/18	10,942	13,011	10,107
8/18	10,962	13,113	10,152
9/18	11,021	13,170	10,083
10/18	10,786	12,183	9,769
11/18	10,737	12,361	9,709
12/18	10,576	11,491	9,522
1/19	10,785	12,398	9,725
2/19	10,847	12,730	9,786
3/19	10,920	12,890	9,769
4/19	11,035	13,325	9,834
5/19	10,962	12,535	9,767
6/19	11,171	13,355	9,924
7/19	11,212	13,394	10,001
8/19	11,212	13,077	10,039
9/19	11,233	13,352	10,084
10/19	11,264	13,717	10,115
11/19	11,358	14,052	10,219
12/19	11,442	14,547	10,343
1/20	11,431	14,386	10,385
2/20	11,233	13,224	10,236
3/20	10,367	11,439	9,634
4/20	10,639	12,664	9,912
5/20	10,972	13,215	10,055
6/20	11,139	13,637	10,231
7/20	11,400	14,359	10,369
8/20	11,598	15,237	10,529
9/20	11,504	14,746	10,511
10/20	11,442	14,388	10,488
11/20	11,776	16,161	10,783
12/20	12,038	16,912	11,048
1/21	11,996	16,835	11,029
2/21	12,113	17,225	11,197
3/21	12,208	17,685	11,190
4/21	12,452	18,458	11,373
5/21	12,569	18,745	11,416
6/21	12,579	18,992	11,460
7/21	12,590	19,123	11,409
8/21	12,685	19,602	11,487
9/21	12,494	18,792	11,443
10/21	12,622	19,751	11,546
11/21	12,473	19,275	11,397
12/21	12,717	20,047	11,451
1/22	12,706	19,062	11,244
2/22	12,606	18,570	11,271
3/22	12,882	18,972	11,313
4/22	12,750	17,453	11,217
5/22	12,750	17,474	11,072
6/22	12,286	16,001	10,905
7/22	12,441	17,118	10,925
8/22	12,419	16,488	11,035
9/22	12,143	14,910	10,936
10/22	12,452	15,809	10,931
11/22	12,617	17,036	10,941
12/22	12,501	16,365	10,947
1/23	12,761	17,538	11,129
2/23	12,711	17,036	11,083
3/23	12,588	17,561	10,920
4/23	12,699	17,813	10,976
5/23	12,662	17,622	10,946
6/23	12,934	18,646	11,000
7/23	13,083	19,328	11,060
8/23	13,083	18,788	11,109
9/23	13,058	18,011	11,105
10/23	12,947	17,469	11,006
11/23	13,219	19,082	11,119
12/23	13,323	19,998	11,287
1/24	13,476	20,116	11,326
2/24	13,745	20,979	11,418
3/24	14,040	21,637	11,565
4/24	13,925	20,924	11,522
5/24	14,066	21,774	11,569
6/24	14,130	22,259	11,606
7/24	14,219	22,618	11,666
8/24	14,271	23,192	11,748

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	9.08%	4.94%	3.62%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is October 24, 2011.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$414,720
  Total Number of Portfolio Holdings1,969
  Portfolio Turnover Rate 146.9%
  Total Advisory Fees Paid (amount in thousands)$5,896

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	38.68%
Bonds	32.04%
Investment Companies	19.55%
U.S. Government & Government Agency Obligations	3.14%
Convertible Bonds	1.00%
Senior Floating Rate Interests	0.40%
Purchased Options	0.04%
Convertible Preferred Stocks	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.13%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	68.14%
United Kingdom	1.85%
Cayman Islands	1.76%
Mexico	1.43%
Luxembourg	1.31%
Canada	1.24%
Japan	1.19%
Netherlands	1.11%
Brazil	1.05%
South Africa	0.98%
Peru	0.86%
Israel	0.80%
Turkey	0.75%
Switzerland	0.65%
Poland	0.62%
Supranational	0.61%
Romania	0.60%
Bermuda	0.57%
Egypt	0.53%
Colombia	0.46%
Other CountriesFootnote Reference*	8.36%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.13%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2023, the Fund's management fees were changed. The management fee was reduced from 1.44% on the first $500 million of net assets, 1.42% of the next $500 million of net assets, 1.40% of the next $500 million of net assets, 1.39% of the next $500 million of net assets, 1.38% of the next $1 billion of net assets, and 1.37% of net assets over $3 billion to 1.36% on the first $2 billion of net assets, 1.30% of the next $2 billion of net assets, and 1.25% of net assets over $4 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV838ARR6-0

Institutional

PGSLX

Global Sustainable Listed Infrastructure Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Global Sustainable Listed Infrastructure Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	0.88%

Management’s Discussion of Fund Performance

The Fund seeks total return. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by listed infrastructure companies that are subject to the sub-advisor’s sustainable investing strategy. It invests primarily in equity securities regardless of market capitalization (small, medium, or large) and invests in both value and growth securities. The Fund also invests in REITs but only those REITs that are engaged in the development, operation, or management of infrastructure assets. It is non-diversified. The listed infrastructure market delivered positive absolute returns (FTSE Global Core Infrastructure 50/50 (the "Index"), +21%) but underperformed broader equities (MSCI World Index, +25%) over the reporting period as expectations for U.S. rate cuts and a recession continued to moderate. The Fund underperformed the Index, with weak security selection in Asia partially offset by positive security selection elsewhere. Within Asia, an overweight to a Chinese airport operator detracted, as optimistic market expectations for international traffic recovery was not achieved and ongoing macro weakness served as an overhang. An underweight to India also detracted. Outside of Asia, exposure to a European renewables developer was a drag, as the back up in U.S. bond yields served as a headwind and the stock delivered poor fiscal year results. Security selection in North America contributed positively, as utilities recovered from weak relative performance in 2023. Security selection within communications and energy infrastructure also benefitted from our bias towards companies with better quality balance sheets and natural gas infrastructure, respectively.

How did the Fund perform since inception?

	Institutional shares at net asset value $12,381	MSCI ACWI NR USD Index $14,864	FTSE Global Core Infrastructure 50/50 NR USD $11,575
9/22	10,000	10,000	10,000
9/22	9,470	9,556	9,187
10/22	9,950	10,132	9,496
11/22	11,000	10,918	10,241
12/22	10,749	10,489	10,015
1/23	11,093	11,240	10,275
2/23	10,648	10,918	9,782
3/23	11,043	11,255	10,070
4/23	11,296	11,417	10,285
5/23	10,739	11,294	9,760
6/23	11,043	11,950	10,035
7/23	11,225	12,388	10,244
8/23	10,526	12,041	9,686
9/23	10,000	11,543	9,234
10/23	10,000	11,196	9,074
11/23	10,860	12,230	9,804
12/23	11,269	12,817	10,236
1/24	10,832	12,892	9,986
2/24	10,919	13,446	10,052
3/24	11,247	13,868	10,395
4/24	11,007	13,410	10,255
5/24	11,738	13,955	10,759
6/24	11,323	14,266	10,471
7/24	11,989	14,496	11,140
8/24	12,381	14,864	11,575

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	17.62%	11.64%
MSCI ACWI NR USD Index	23.44%	22.67%
FTSE Global Core Infrastructure 50/50 NR USD	19.51%	7.83%
Footnote	Description
Footnote*	Since inception performance is calculated from September 22, 2022, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE Global Core Infrastructure 50/50 NR USD Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$19,595
  Total Number of Portfolio Holdings38
  Portfolio Turnover Rate 39.8%
  Total Advisory Fees Paid (amount in thousands)$128

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.66%
Investment Companies	2.24%
Other Assets and Liabilities	1.10%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	51.97%
United Kingdom	7.88%
Canada	7.43%
Spain	5.79%
Australia	5.17%
Hong Kong	4.44%
France	3.09%
China	2.65%
Brazil	2.26%
Mexico	1.97%
Belgium	1.62%
Italy	1.43%
India	1.11%
Chile	1.05%
Japan	1.04%
Other Assets and Liabilities	1.10%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV944ARI-0

Institutional

PIDIX

International Equity Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.33%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $16,296	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,598	9,616
10/14	9,533	9,476
11/14	9,570	9,605
12/14	9,200	9,272
1/15	9,277	9,317
2/15	9,835	9,874
3/15	9,690	9,724
4/15	10,065	10,122
5/15	10,065	10,070
6/15	9,777	9,784
7/15	9,931	9,988
8/15	9,210	9,253
9/15	8,796	8,783
10/15	9,383	9,470
11/15	9,287	9,322
12/15	9,108	9,197
1/16	8,580	8,532
2/16	8,311	8,375
3/16	8,849	8,920
4/16	9,058	9,179
5/16	9,029	9,095
6/16	8,799	8,790
7/16	9,158	9,235
8/16	9,208	9,242
9/16	9,327	9,355
10/16	9,108	9,164
11/16	8,949	8,982
12/16	9,183	9,289
1/17	9,490	9,558
2/17	9,593	9,695
3/17	9,890	9,962
4/17	10,146	10,215
5/17	10,505	10,590
6/17	10,525	10,571
7/17	10,812	10,876
8/17	10,812	10,872
9/17	11,058	11,143
10/17	11,243	11,312
11/17	11,325	11,431
12/17	11,466	11,614
1/18	12,060	12,197
2/18	11,445	11,646
3/18	11,370	11,436
4/18	11,551	11,697
5/18	11,317	11,434
6/18	11,158	11,295
7/18	11,466	11,573
8/18	11,211	11,349
9/18	11,307	11,448
10/18	10,405	10,537
11/18	10,437	10,523
12/18	9,912	10,012
1/19	10,551	10,670
2/19	10,794	10,942
3/19	10,893	11,011
4/19	11,224	11,321
5/19	10,650	10,777
6/19	11,279	11,417
7/19	11,047	11,272
8/19	10,838	10,980
9/19	11,158	11,294
10/19	11,543	11,700
11/19	11,676	11,832
12/19	12,033	12,217
1/20	11,714	11,961
2/20	10,825	10,880
3/20	9,253	9,428
4/20	9,857	10,037
5/20	10,381	10,474
6/20	10,723	10,831
7/20	10,928	11,083
8/20	11,463	11,653
9/20	11,201	11,350
10/20	10,757	10,897
11/20	12,352	12,586
12/20	12,967	13,171
1/21	12,792	13,031
2/21	13,107	13,323
3/21	13,410	13,630
4/21	13,806	14,040
5/21	14,308	14,498
6/21	14,110	14,334
7/21	14,226	14,442
8/21	14,448	14,697
9/21	13,970	14,271
10/21	14,389	14,622
11/21	13,736	13,941
12/21	14,402	14,655
1/22	13,850	13,947
2/22	13,433	13,700
3/22	13,421	13,788
4/22	12,550	12,896
5/22	12,783	12,993
6/22	11,642	11,787
7/22	12,243	12,375
8/22	11,519	11,787
9/22	10,440	10,684
10/22	11,053	11,259
11/22	12,562	12,527
12/22	12,327	12,537
1/23	13,387	13,552
2/23	12,970	13,269
3/23	13,374	13,598
4/23	13,752	13,982
5/23	13,210	13,391
6/23	13,790	14,000
7/23	14,169	14,453
8/23	13,614	13,899
9/23	13,122	13,424
10/23	12,718	12,880
11/23	13,803	14,076
12/23	14,528	14,824
1/24	14,462	14,909
2/24	14,882	15,182
3/24	15,366	15,681
4/24	14,868	15,280
5/24	15,654	15,871
6/24	15,314	15,615
7/24	15,759	16,073
8/24	16,296	16,596

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	19.71%	8.50%	5.00%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,200,791
  Total Number of Portfolio Holdings736
  Portfolio Turnover Rate 19.5%
  Total Advisory Fees Paid (amount in thousands)$2,918

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	22.12%
United Kingdom	13.64%
France	10.66%
Switzerland	10.35%
Germany	8.39%
Australia	6.97%
Netherlands	5.03%
Denmark	3.63%
United States	3.48%
Sweden	3.16%
Spain	2.51%
Italy	2.46%
Hong Kong	1.81%
Singapore	1.34%
Finland	0.97%
Belgium	0.79%
Israel	0.77%
Ireland	0.77%
Norway	0.55%
New Zealand	0.25%
Other CountriesFootnote Reference*	0.59%
Other Assets and LiabilitiesFootnote Reference†	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty
Footnote†	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARI-0

R-1

PILIX

International Equity Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$131	1.20%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $14,932	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,596	9,616
10/14	9,529	9,476
11/14	9,558	9,605
12/14	9,171	9,272
1/15	9,240	9,317
2/15	9,801	9,874
3/15	9,644	9,724
4/15	10,017	10,122
5/15	9,998	10,070
6/15	9,703	9,784
7/15	9,850	9,988
8/15	9,132	9,253
9/15	8,709	8,783
10/15	9,289	9,470
11/15	9,191	9,322
12/15	9,010	9,197
1/16	8,483	8,532
2/16	8,199	8,375
3/16	8,736	8,920
4/16	8,928	9,179
5/16	8,898	9,095
6/16	8,655	8,790
7/16	9,010	9,235
8/16	9,050	9,242
9/16	9,162	9,355
10/16	8,939	9,164
11/16	8,776	8,982
12/16	8,998	9,289
1/17	9,297	9,558
2/17	9,390	9,695
3/17	9,669	9,962
4/17	9,917	10,215
5/17	10,258	10,590
6/17	10,268	10,571
7/17	10,537	10,876
8/17	10,537	10,872
9/17	10,775	11,143
10/17	10,940	11,312
11/17	11,012	11,431
12/17	11,138	11,614
1/18	11,711	12,197
2/18	11,117	11,646
3/18	11,032	11,436
4/18	11,191	11,697
5/18	10,957	11,434
6/18	10,798	11,295
7/18	11,085	11,573
8/18	10,830	11,349
9/18	10,915	11,448
10/18	10,044	10,537
11/18	10,066	10,523
12/18	9,546	10,012
1/19	10,158	10,670
2/19	10,387	10,942
3/19	10,475	11,011
4/19	10,781	11,321
5/19	10,224	10,777
6/19	10,824	11,417
7/19	10,584	11,272
8/19	10,376	10,980
9/19	10,682	11,294
10/19	11,032	11,700
11/19	11,152	11,832
12/19	11,485	12,217
1/20	11,183	11,961
2/20	10,322	10,880
3/20	8,812	9,428
4/20	9,382	10,037
5/20	9,874	10,474
6/20	10,199	10,831
7/20	10,389	11,083
8/20	10,881	11,653
9/20	10,624	11,350
10/20	10,199	10,897
11/20	11,697	12,586
12/20	12,278	13,171
1/21	12,096	13,031
2/21	12,380	13,323
3/21	12,664	13,630
4/21	13,027	14,040
5/21	13,493	14,498
6/21	13,300	14,334
7/21	13,402	14,442
8/21	13,595	14,697
9/21	13,130	14,271
10/21	13,527	14,622
11/21	12,902	13,941
12/21	13,514	14,655
1/22	12,992	13,947
2/22	12,589	13,700
3/22	12,565	13,788
4/22	11,747	12,896
5/22	11,949	12,993
6/22	10,882	11,787
7/22	11,427	12,375
8/22	10,740	11,787
9/22	9,732	10,684
10/22	10,301	11,259
11/22	11,700	12,527
12/22	11,463	12,537
1/23	12,443	13,552
2/23	12,056	13,269
3/23	12,418	13,598
4/23	12,745	13,982
5/23	12,237	13,391
6/23	12,769	14,000
7/23	13,108	14,453
8/23	12,588	13,899
9/23	12,116	13,424
10/23	11,741	12,880
11/23	12,721	14,076
12/23	13,394	14,824
1/24	13,320	14,909
2/24	13,692	15,182
3/24	14,126	15,681
4/24	13,667	15,280
5/24	14,374	15,871
6/24	14,052	15,615
7/24	14,461	16,073
8/24	14,932	16,596

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	18.63%	7.55%	4.09%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,200,791
  Total Number of Portfolio Holdings736
  Portfolio Turnover Rate 19.5%
  Total Advisory Fees Paid (amount in thousands)$2,918

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	22.12%
United Kingdom	13.64%
France	10.66%
Switzerland	10.35%
Germany	8.39%
Australia	6.97%
Netherlands	5.03%
Denmark	3.63%
United States	3.48%
Sweden	3.16%
Spain	2.51%
Italy	2.46%
Hong Kong	1.81%
Singapore	1.34%
Finland	0.97%
Belgium	0.79%
Israel	0.77%
Ireland	0.77%
Norway	0.55%
New Zealand	0.25%
Other CountriesFootnote Reference*	0.59%
Other Assets and LiabilitiesFootnote Reference†	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty
Footnote†	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARR1-0

R-3

PIIOX

International Equity Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$97	0.89%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $15,409	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,600	9,616
10/14	9,534	9,476
11/14	9,562	9,605
12/14	9,185	9,272
1/15	9,253	9,317
2/15	9,808	9,874
3/15	9,652	9,724
4/15	10,032	10,122
5/15	10,022	10,070
6/15	9,730	9,784
7/15	9,886	9,988
8/15	9,155	9,253
9/15	8,737	8,783
10/15	9,321	9,470
11/15	9,224	9,322
12/15	9,050	9,197
1/16	8,518	8,532
2/16	8,236	8,375
3/16	8,779	8,920
4/16	8,980	9,179
5/16	8,950	9,095
6/16	8,708	8,790
7/16	9,070	9,235
8/16	9,110	9,242
9/16	9,221	9,355
10/16	9,000	9,164
11/16	8,829	8,982
12/16	9,066	9,289
1/17	9,364	9,558
2/17	9,467	9,695
3/17	9,754	9,962
4/17	10,001	10,215
5/17	10,350	10,590
6/17	10,361	10,571
7/17	10,638	10,876
8/17	10,638	10,872
9/17	10,875	11,143
10/17	11,049	11,312
11/17	11,121	11,431
12/17	11,257	11,614
1/18	11,839	12,197
2/18	11,236	11,646
3/18	11,151	11,436
4/18	11,320	11,697
5/18	11,088	11,434
6/18	10,929	11,295
7/18	11,215	11,573
8/18	10,960	11,349
9/18	11,056	11,448
10/18	10,166	10,537
11/18	10,198	10,523
12/18	9,678	10,012
1/19	10,301	10,670
2/19	10,530	10,942
3/19	10,629	11,011
4/19	10,935	11,321
5/19	10,377	10,777
6/19	10,990	11,417
7/19	10,749	11,272
8/19	10,541	10,980
9/19	10,848	11,294
10/19	11,208	11,700
11/19	11,340	11,832
12/19	11,676	12,217
1/20	11,372	11,961
2/20	10,506	10,880
3/20	8,965	9,428
4/20	9,550	10,037
5/20	10,056	10,474
6/20	10,382	10,831
7/20	10,574	11,083
8/20	11,080	11,653
9/20	10,832	11,350
10/20	10,394	10,897
11/20	11,923	12,586
12/20	12,521	13,171
1/21	12,338	13,031
2/21	12,636	13,323
3/21	12,922	13,630
4/21	13,300	14,040
5/21	13,782	14,498
6/21	13,587	14,334
7/21	13,690	14,442
8/21	13,896	14,697
9/21	13,426	14,271
10/21	13,827	14,622
11/21	13,197	13,941
12/21	13,820	14,655
1/22	13,292	13,947
2/22	12,884	13,700
3/22	12,860	13,788
4/22	12,021	12,896
5/22	12,248	12,993
6/22	11,145	11,787
7/22	11,709	12,375
8/22	11,013	11,787
9/22	9,981	10,684
10/22	10,569	11,259
11/22	11,997	12,527
12/22	11,762	12,537
1/23	12,768	13,552
2/23	12,375	13,269
3/23	12,756	13,598
4/23	13,099	13,982
5/23	12,572	13,391
6/23	13,124	14,000
7/23	13,479	14,453
8/23	12,940	13,899
9/23	12,461	13,424
10/23	12,081	12,880
11/23	13,099	14,076
12/23	13,785	14,824
1/24	13,722	14,909
2/24	14,102	15,182
3/24	14,559	15,681
4/24	14,077	15,280
5/24	14,813	15,871
6/24	14,496	15,615
7/24	14,914	16,073
8/24	15,409	16,596

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	19.08%	7.89%	4.42%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,200,791
  Total Number of Portfolio Holdings736
  Portfolio Turnover Rate 19.5%
  Total Advisory Fees Paid (amount in thousands)$2,918

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	22.12%
United Kingdom	13.64%
France	10.66%
Switzerland	10.35%
Germany	8.39%
Australia	6.97%
Netherlands	5.03%
Denmark	3.63%
United States	3.48%
Sweden	3.16%
Spain	2.51%
Italy	2.46%
Hong Kong	1.81%
Singapore	1.34%
Finland	0.97%
Belgium	0.79%
Israel	0.77%
Ireland	0.77%
Norway	0.55%
New Zealand	0.25%
Other CountriesFootnote Reference*	0.59%
Other Assets and LiabilitiesFootnote Reference†	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty
Footnote†	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARR3-0

R-4

PIIPX

International Equity Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$77	0.70%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $15,698	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,595	9,616
10/14	9,529	9,476
11/14	9,557	9,605
12/14	9,187	9,272
1/15	9,255	9,317
2/15	9,814	9,874
3/15	9,660	9,724
4/15	10,036	10,122
5/15	10,027	10,070
6/15	9,737	9,784
7/15	9,892	9,988
8/15	9,168	9,253
9/15	8,753	8,783
10/15	9,342	9,470
11/15	9,245	9,322
12/15	9,060	9,197
1/16	8,532	8,532
2/16	8,263	8,375
3/16	8,801	8,920
4/16	9,000	9,179
5/16	8,971	9,095
6/16	8,731	8,790
7/16	9,100	9,235
8/16	9,140	9,242
9/16	9,250	9,355
10/16	9,030	9,164
11/16	8,871	8,982
12/16	9,104	9,289
1/17	9,410	9,558
2/17	9,502	9,695
3/17	9,799	9,962
4/17	10,044	10,215
5/17	10,401	10,590
6/17	10,412	10,571
7/17	10,687	10,876
8/17	10,687	10,872
9/17	10,933	11,143
10/17	11,106	11,312
11/17	11,188	11,431
12/17	11,321	11,614
1/18	11,912	12,197
2/18	11,300	11,646
3/18	11,226	11,436
4/18	11,395	11,697
5/18	11,153	11,434
6/18	11,005	11,295
7/18	11,300	11,573
8/18	11,047	11,349
9/18	11,142	11,448
10/18	10,246	10,537
11/18	10,278	10,523
12/18	9,753	10,012
1/19	10,385	10,670
2/19	10,614	10,942
3/19	10,713	11,011
4/19	11,029	11,321
5/19	10,462	10,777
6/19	11,083	11,417
7/19	10,843	11,272
8/19	10,636	10,980
9/19	10,953	11,294
10/19	11,313	11,700
11/19	11,443	11,832
12/19	11,789	12,217
1/20	11,485	11,961
2/20	10,609	10,880
3/20	9,058	9,428
4/20	9,642	10,037
5/20	10,159	10,474
6/20	10,496	10,831
7/20	10,687	11,083
8/20	11,204	11,653
9/20	10,946	11,350
10/20	10,508	10,897
11/20	12,059	12,586
12/20	12,669	13,171
1/21	12,486	13,031
2/21	12,784	13,323
3/21	13,082	13,630
4/21	13,460	14,040
5/21	13,953	14,498
6/21	13,758	14,334
7/21	13,862	14,442
8/21	14,068	14,697
9/21	13,598	14,271
10/21	14,011	14,622
11/21	13,369	13,941
12/21	14,006	14,655
1/22	13,477	13,947
2/22	13,056	13,700
3/22	13,032	13,788
4/22	12,190	12,896
5/22	12,419	12,993
6/22	11,313	11,787
7/22	11,878	12,375
8/22	11,180	11,787
9/22	10,135	10,684
10/22	10,724	11,259
11/22	12,178	12,527
12/22	11,950	12,537
1/23	12,960	13,552
2/23	12,566	13,269
3/23	12,948	13,598
4/23	13,305	13,982
5/23	12,775	13,391
6/23	13,342	14,000
7/23	13,699	14,453
8/23	13,157	13,899
9/23	12,677	13,424
10/23	12,282	12,880
11/23	13,329	14,076
12/23	14,027	14,824
1/24	13,951	14,909
2/24	14,359	15,182
3/24	14,818	15,681
4/24	14,333	15,280
5/24	15,086	15,871
6/24	14,754	15,615
7/24	15,188	16,073
8/24	15,698	16,596

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	19.31%	8.10%	4.61%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,200,791
  Total Number of Portfolio Holdings736
  Portfolio Turnover Rate 19.5%
  Total Advisory Fees Paid (amount in thousands)$2,918

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	22.12%
United Kingdom	13.64%
France	10.66%
Switzerland	10.35%
Germany	8.39%
Australia	6.97%
Netherlands	5.03%
Denmark	3.63%
United States	3.48%
Sweden	3.16%
Spain	2.51%
Italy	2.46%
Hong Kong	1.81%
Singapore	1.34%
Finland	0.97%
Belgium	0.79%
Israel	0.77%
Ireland	0.77%
Norway	0.55%
New Zealand	0.25%
Other CountriesFootnote Reference*	0.59%
Other Assets and LiabilitiesFootnote Reference†	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty
Footnote†	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARR4-0

R-5

PIIQX

International Equity Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$64	0.58%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $15,884	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,596	9,616
10/14	9,530	9,476
11/14	9,568	9,605
12/14	9,182	9,272
1/15	9,260	9,317
2/15	9,819	9,874
3/15	9,665	9,724
4/15	10,051	10,122
5/15	10,041	10,070
6/15	9,751	9,784
7/15	9,906	9,988
8/15	9,182	9,253
9/15	8,768	8,783
10/15	9,356	9,470
11/15	9,260	9,322
12/15	9,075	9,197
1/16	8,556	8,532
2/16	8,277	8,375
3/16	8,816	8,920
4/16	9,015	9,179
5/16	8,985	9,095
6/16	8,756	8,790
7/16	9,115	9,235
8/16	9,155	9,242
9/16	9,274	9,355
10/16	9,055	9,164
11/16	8,895	8,982
12/16	9,126	9,289
1/17	9,433	9,558
2/17	9,535	9,695
3/17	9,822	9,962
4/17	10,077	10,215
5/17	10,436	10,590
6/17	10,446	10,571
7/17	10,732	10,876
8/17	10,732	10,872
9/17	10,978	11,143
10/17	11,152	11,312
11/17	11,234	11,431
12/17	11,369	11,614
1/18	11,961	12,197
2/18	11,348	11,646
3/18	11,274	11,436
4/18	11,443	11,697
5/18	11,211	11,434
6/18	11,052	11,295
7/18	11,348	11,573
8/18	11,095	11,349
9/18	11,190	11,448
10/18	10,302	10,537
11/18	10,323	10,523
12/18	9,797	10,012
1/19	10,432	10,670
2/19	10,673	10,942
3/19	10,771	11,011
4/19	11,089	11,321
5/19	10,531	10,777
6/19	11,144	11,417
7/19	10,914	11,272
8/19	10,706	10,980
9/19	11,012	11,294
10/19	11,384	11,700
11/19	11,527	11,832
12/19	11,864	12,217
1/20	11,560	11,961
2/20	10,679	10,880
3/20	9,121	9,428
4/20	9,708	10,037
5/20	10,228	10,474
6/20	10,566	10,831
7/20	10,769	11,083
8/20	11,289	11,653
9/20	11,029	11,350
10/20	10,589	10,897
11/20	12,158	12,586
12/20	12,756	13,171
1/21	12,583	13,031
2/21	12,883	13,323
3/21	13,182	13,630
4/21	13,563	14,040
5/21	14,058	14,498
6/21	13,874	14,334
7/21	13,978	14,442
8/21	14,185	14,697
9/21	13,712	14,271
10/21	14,127	14,622
11/21	13,494	13,941
12/21	14,138	14,655
1/22	13,593	13,947
2/22	13,182	13,700
3/22	13,158	13,788
4/22	12,299	12,896
5/22	12,541	12,993
6/22	11,417	11,787
7/22	11,997	12,375
8/22	11,284	11,787
9/22	10,231	10,684
10/22	10,824	11,259
11/22	12,299	12,527
12/22	12,072	12,537
1/23	13,089	13,552
2/23	12,692	13,269
3/23	13,089	13,598
4/23	13,449	13,982
5/23	12,916	13,391
6/23	13,486	14,000
7/23	13,846	14,453
8/23	13,300	13,899
9/23	12,816	13,424
10/23	12,419	12,880
11/23	13,474	14,076
12/23	14,187	14,824
1/24	14,110	14,909
2/24	14,522	15,182
3/24	14,984	15,681
4/24	14,496	15,280
5/24	15,267	15,871
6/24	14,933	15,615
7/24	15,370	16,073
8/24	15,884	16,596

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	19.43%	8.21%	4.74%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,200,791
  Total Number of Portfolio Holdings736
  Portfolio Turnover Rate 19.5%
  Total Advisory Fees Paid (amount in thousands)$2,918

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	22.12%
United Kingdom	13.64%
France	10.66%
Switzerland	10.35%
Germany	8.39%
Australia	6.97%
Netherlands	5.03%
Denmark	3.63%
United States	3.48%
Sweden	3.16%
Spain	2.51%
Italy	2.46%
Hong Kong	1.81%
Singapore	1.34%
Finland	0.97%
Belgium	0.79%
Israel	0.77%
Ireland	0.77%
Norway	0.55%
New Zealand	0.25%
Other CountriesFootnote Reference*	0.59%
Other Assets and LiabilitiesFootnote Reference†	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty
Footnote†	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARR5-0

R-6

PFIEX

International Equity Index Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$34	0.31%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $16,295	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,597	9,616
10/14	9,531	9,476
11/14	9,568	9,605
12/14	9,197	9,272
1/15	9,273	9,317
2/15	9,830	9,874
3/15	9,685	9,724
4/15	10,059	10,122
5/15	10,059	10,070
6/15	9,770	9,784
7/15	9,923	9,988
8/15	9,202	9,253
9/15	8,788	8,783
10/15	9,373	9,470
11/15	9,277	9,322
12/15	9,098	9,197
1/16	8,570	8,532
2/16	8,301	8,375
3/16	8,838	8,920
4/16	9,046	9,179
5/16	9,016	9,095
6/16	8,786	8,790
7/16	9,144	9,235
8/16	9,193	9,242
9/16	9,312	9,355
10/16	9,093	9,164
11/16	8,933	8,982
12/16	9,167	9,289
1/17	9,473	9,558
2/17	9,576	9,695
3/17	9,872	9,962
4/17	10,128	10,215
5/17	10,486	10,590
6/17	10,497	10,571
7/17	10,783	10,876
8/17	10,783	10,872
9/17	11,039	11,143
10/17	11,213	11,312
11/17	11,305	11,431
12/17	11,437	11,614
1/18	12,040	12,197
2/18	11,426	11,646
3/18	11,352	11,436
4/18	11,532	11,697
5/18	11,288	11,434
6/18	11,140	11,295
7/18	11,447	11,573
8/18	11,193	11,349
9/18	11,288	11,448
10/18	10,388	10,537
11/18	10,420	10,523
12/18	9,895	10,012
1/19	10,534	10,670
2/19	10,787	10,942
3/19	10,875	11,011
4/19	11,205	11,321
5/19	10,633	10,777
6/19	11,271	11,417
7/19	11,029	11,272
8/19	10,831	10,980
9/19	11,139	11,294
10/19	11,525	11,700
11/19	11,657	11,832
12/19	12,013	12,217
1/20	11,706	11,961
2/20	10,819	10,880
3/20	9,238	9,428
4/20	9,841	10,037
5/20	10,375	10,474
6/20	10,717	10,831
7/20	10,921	11,083
8/20	11,445	11,653
9/20	11,194	11,350
10/20	10,751	10,897
11/20	12,332	12,586
12/20	12,957	13,171
1/21	12,783	13,031
2/21	13,085	13,323
3/21	13,400	13,630
4/21	13,784	14,040
5/21	14,296	14,498
6/21	14,098	14,334
7/21	14,214	14,442
8/21	14,436	14,697
9/21	13,958	14,271
10/21	14,377	14,622
11/21	13,726	13,941
12/21	14,391	14,655
1/22	13,840	13,947
2/22	13,423	13,700
3/22	13,399	13,788
4/22	12,541	12,896
5/22	12,774	12,993
6/22	11,635	11,787
7/22	12,235	12,375
8/22	11,513	11,787
9/22	10,435	10,684
10/22	11,047	11,259
11/22	12,554	12,527
12/22	12,319	12,537
1/23	13,377	13,552
2/23	12,961	13,269
3/23	13,364	13,598
4/23	13,742	13,982
5/23	13,200	13,391
6/23	13,780	14,000
7/23	14,158	14,453
8/23	13,604	13,899
9/23	13,112	13,424
10/23	12,709	12,880
11/23	13,792	14,076
12/23	14,529	14,824
1/24	14,451	14,909
2/24	14,869	15,182
3/24	15,353	15,681
4/24	14,856	15,280
5/24	15,641	15,871
6/24	15,301	15,615
7/24	15,759	16,073
8/24	16,295	16,596

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	19.78%	8.51%	5.00%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 30, 2009.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,200,791
  Total Number of Portfolio Holdings736
  Portfolio Turnover Rate 19.5%
  Total Advisory Fees Paid (amount in thousands)$2,918

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	22.12%
United Kingdom	13.64%
France	10.66%
Switzerland	10.35%
Germany	8.39%
Australia	6.97%
Netherlands	5.03%
Denmark	3.63%
United States	3.48%
Sweden	3.16%
Spain	2.51%
Italy	2.46%
Hong Kong	1.81%
Singapore	1.34%
Finland	0.97%
Belgium	0.79%
Israel	0.77%
Ireland	0.77%
Norway	0.55%
New Zealand	0.25%
Other CountriesFootnote Reference*	0.59%
Other Assets and LiabilitiesFootnote Reference†	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty
Footnote†	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARR6-0

Institutional

PISMX

International Small Company Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$116	1.08%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund performed roughly in line with the MSCI World Ex-U.S.A. Small Cap Index NTR ("Index") for the trailing year. Over much of the period, stocks with rising expectations and attractive fundamental profiles tended to perform well across most regions. However, there were brief yet challenging periods of time where lower quality highly cyclical companies led the market amid sharp risk-on rallies which presented headwinds for the strategy. Europe stood out as a key contributor to relative performance during the year. Israeli cyber security as well as semiconductor holdings continued to perform well amid strong demand for their differentiated products. Danish pharmacology holdings performed well amid strong demand for effective allergy medications while another holding performed well amid increased mpox vaccine orders on the back of the recent public health emergency. Stock selection within Japan stood out as a key detractor from relative performance during the year. In Japan it was capital goods machinery that was a headwind to the strategy amid concerns over a slowing construction demand and a strengthening Japanese Yen that would weigh on exporter profits.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $15,275	MSCI World Ex-U.S. Index $16,477	MSCI World Ex-U.S.A. Small Cap Index NTR $16,366
8/14	10,000	10,000	10,000
9/14	9,391	9,590	9,394
10/14	9,300	9,437	9,156
11/14	9,249	9,553	9,147
12/14	9,247	9,235	9,077
1/15	9,237	9,203	8,996
2/15	9,900	9,753	9,572
3/15	9,726	9,590	9,443
4/15	10,185	10,005	9,923
5/15	10,328	9,918	9,983
6/15	10,154	9,636	9,835
7/15	10,246	9,789	9,820
8/15	9,798	9,076	9,383
9/15	9,512	8,618	9,046
10/15	9,981	9,266	9,583
11/15	10,093	9,118	9,562
12/15	10,003	8,955	9,572
1/16	9,414	8,338	8,844
2/16	9,177	8,222	8,891
3/16	9,869	8,780	9,630
4/16	9,951	9,063	9,934
5/16	10,158	8,960	9,946
6/16	9,734	8,688	9,506
7/16	10,251	9,115	10,071
8/16	10,189	9,124	9,987
9/16	10,560	9,235	10,267
10/16	10,220	9,055	9,962
11/16	10,054	8,910	9,716
12/16	10,136	9,201	9,985
1/17	10,571	9,475	10,345
2/17	10,788	9,584	10,544
3/17	10,985	9,827	10,745
4/17	11,388	10,036	11,126
5/17	11,937	10,371	11,491
6/17	11,916	10,381	11,527
7/17	12,434	10,690	11,934
8/17	12,600	10,687	12,034
9/17	13,035	10,964	12,364
10/17	13,273	11,114	12,539
11/17	13,480	11,227	12,716
12/17	13,761	11,428	13,084
1/18	14,413	11,961	13,695
2/18	13,718	11,393	13,162
3/18	13,761	11,195	13,019
4/18	14,011	11,452	13,217
5/18	13,783	11,235	13,123
6/18	13,468	11,112	12,896
7/18	13,663	11,385	12,970
8/18	13,435	11,170	12,880
9/18	13,381	11,257	12,786
10/18	12,000	10,363	11,567
11/18	11,696	10,353	11,454
12/18	10,977	9,818	10,720
1/19	12,024	10,519	11,629
2/19	12,274	10,789	11,897
3/19	12,322	10,844	11,891
4/19	12,667	11,151	12,216
5/19	12,072	10,624	11,575
6/19	12,774	11,255	12,101
7/19	12,631	11,119	12,047
8/19	12,453	10,846	11,768
9/19	12,750	11,150	12,068
10/19	13,215	11,511	12,564
11/19	13,417	11,655	12,849
12/19	13,906	12,026	13,444
1/20	13,477	11,793	13,055
2/20	12,315	10,747	11,781
3/20	9,683	9,229	9,627
4/20	10,748	9,872	10,754
5/20	11,482	10,292	11,508
6/20	11,751	10,645	11,713
7/20	12,229	10,928	12,162
8/20	13,012	11,492	13,049
9/20	12,914	11,168	12,899
10/20	12,437	10,729	12,482
11/20	13,783	12,376	14,200
12/20	14,683	12,939	15,162
1/21	14,621	12,801	15,123
2/21	14,882	13,127	15,562
3/21	15,377	13,462	15,901
4/21	16,009	13,885	16,560
5/21	16,307	14,368	16,932
6/21	16,034	14,222	16,666
7/21	16,344	14,316	16,918
8/21	16,691	14,546	17,372
9/21	15,898	14,128	16,786
10/21	16,245	14,548	17,124
11/21	15,402	13,868	16,166
12/21	15,889	14,572	16,851
1/22	14,842	13,929	15,698
2/22	14,461	13,712	15,558
3/22	14,311	13,871	15,632
4/22	13,250	12,960	14,547
5/22	13,291	13,068	14,449
6/22	11,944	11,838	12,828
7/22	12,747	12,427	13,704
8/22	12,080	11,846	13,111
9/22	10,910	10,750	11,615
10/22	11,414	11,342	12,136
11/22	12,624	12,550	13,302
12/22	12,406	12,490	13,382
1/23	13,384	13,513	14,406
2/23	13,067	13,198	14,053
3/23	13,232	13,491	14,049
4/23	13,370	13,874	14,297
5/23	12,792	13,269	13,703
6/23	13,343	13,900	14,117
7/23	13,728	14,350	14,756
8/23	13,398	13,795	14,261
9/23	12,764	13,329	13,627
10/23	12,172	12,767	12,822
11/23	13,343	13,967	14,065
12/23	14,039	14,730	15,071
1/24	13,801	14,794	14,813
2/24	14,081	15,046	14,857
3/24	14,727	15,554	15,460
4/24	14,166	15,142	15,013
5/24	14,854	15,721	15,671
6/24	14,376	15,460	15,219
7/24	15,036	15,945	16,065
8/24	15,275	16,477	16,366

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Institutional Shares	14.01%	4.17%	4.33%
MSCI World Ex-U.S. Index	19.45%	8.72%	5.12%
MSCI World Ex-U.S.A. Small Cap Index NTR	14.76%	6.82%	5.05%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 11, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI World Ex-U.S. Index in order to meet the revised definition of “broad-based securities market index”. The MSCI World Ex-U.S.A. Small Cap Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$742,768
  Total Number of Portfolio Holdings160
  Portfolio Turnover Rate 48.7%
  Total Advisory Fees Paid (amount in thousands)$6,915

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.83%
Investment Companies	3.39%
Other Assets and Liabilities	(2.22)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	32.91%
United Kingdom	15.40%
Canada	12.09%
France	5.48%
Australia	4.93%
Italy	4.73%
Germany	3.73%
Sweden	3.69%
United States	3.39%
Denmark	3.21%
Austria	2.19%
Israel	2.17%
Switzerland	1.97%
Singapore	1.30%
Netherlands	1.20%
Norway	0.59%
Macao	0.52%
Ireland	0.51%
Jordan	0.48%
Belgium	0.47%
Other CountriesFootnote Reference*	1.26%
Other Assets and Liabilities	(2.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV847ARI-0

R-6

PFISX

International Small Company Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$110	1.03%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund performed roughly in line with the MSCI World Ex-U.S.A. Small Cap Index NTR ("Index") for the trailing year. Over much of the period, stocks with rising expectations and attractive fundamental profiles tended to perform well across most regions. However, there were brief yet challenging periods of time where lower quality highly cyclical companies led the market amid sharp risk-on rallies which presented headwinds for the strategy. Europe stood out as a key contributor to relative performance during the year. Israeli cyber security as well as semiconductor holdings continued to perform well amid strong demand for their differentiated products. Danish pharmacology holdings performed well amid strong demand for effective allergy medications while another holding performed well amid increased mpox vaccine orders on the back of the recent public health emergency. Stock selection within Japan stood out as a key detractor from relative performance during the year. In Japan it was capital goods machinery that was a headwind to the strategy amid concerns over a slowing construction demand and a strengthening Japanese Yen that would weigh on exporter profits.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $15,284	MSCI World Ex-U.S. Index $16,477	MSCI World Ex-U.S.A. Small Cap Index NTR $16,366
8/14	10,000	10,000	10,000
9/14	9,391	9,590	9,394
10/14	9,300	9,437	9,156
11/14	9,249	9,553	9,147
12/14	9,247	9,235	9,077
1/15	9,237	9,203	8,996
2/15	9,889	9,753	9,572
3/15	9,716	9,590	9,443
4/15	10,175	10,005	9,923
5/15	10,307	9,918	9,983
6/15	10,134	9,636	9,835
7/15	10,226	9,789	9,820
8/15	9,777	9,076	9,383
9/15	9,482	8,618	9,046
10/15	9,951	9,266	9,583
11/15	10,053	9,118	9,562
12/15	9,962	8,955	9,572
1/16	9,374	8,338	8,844
2/16	9,146	8,222	8,891
3/16	9,828	8,780	9,630
4/16	9,910	9,063	9,934
5/16	10,096	8,960	9,946
6/16	9,673	8,688	9,506
7/16	10,189	9,115	10,071
8/16	10,117	9,124	9,987
9/16	10,488	9,235	10,267
10/16	10,137	9,055	9,962
11/16	9,972	8,910	9,716
12/16	10,043	9,201	9,985
1/17	10,474	9,475	10,345
2/17	10,690	9,584	10,544
3/17	10,885	9,827	10,745
4/17	11,285	10,036	11,126
5/17	11,818	10,371	11,491
6/17	11,839	10,381	11,527
7/17	12,382	10,690	11,934
8/17	12,526	10,687	12,034
9/17	12,957	10,964	12,364
10/17	13,203	11,114	12,539
11/17	13,398	11,227	12,716
12/17	13,678	11,428	13,084
1/18	14,335	11,961	13,695
2/18	13,646	11,393	13,162
3/18	13,689	11,195	13,019
4/18	13,937	11,452	13,217
5/18	13,721	11,235	13,123
6/18	13,398	11,112	12,896
7/18	13,592	11,385	12,970
8/18	13,376	11,170	12,880
9/18	13,323	11,257	12,786
10/18	11,955	10,363	11,567
11/18	11,642	10,353	11,454
12/18	10,926	9,818	10,720
1/19	11,976	10,519	11,629
2/19	12,224	10,789	11,897
3/19	12,271	10,844	11,891
4/19	12,613	11,151	12,216
5/19	12,023	10,624	11,575
6/19	12,720	11,255	12,101
7/19	12,590	11,119	12,047
8/19	12,413	10,846	11,768
9/19	12,708	11,150	12,068
10/19	13,168	11,511	12,564
11/19	13,368	11,655	12,849
12/19	13,855	12,026	13,444
1/20	13,442	11,793	13,055
2/20	12,276	10,747	11,781
3/20	9,653	9,229	9,627
4/20	10,710	9,872	10,754
5/20	11,450	10,292	11,508
6/20	11,718	10,645	11,713
7/20	12,203	10,928	12,162
8/20	12,992	11,492	13,049
9/20	12,883	11,168	12,899
10/20	12,410	10,729	12,482
11/20	13,757	12,376	14,200
12/20	14,649	12,939	15,162
1/21	14,599	12,801	15,123
2/21	14,845	13,127	15,562
3/21	15,350	13,462	15,901
4/21	15,977	13,885	16,560
5/21	16,284	14,368	16,932
6/21	16,014	14,222	16,666
7/21	16,321	14,316	16,918
8/21	16,666	14,546	17,372
9/21	15,879	14,128	16,786
10/21	16,223	14,548	17,124
11/21	15,387	13,868	16,166
12/21	15,874	14,572	16,851
1/22	14,833	13,929	15,698
2/22	14,442	13,712	15,558
3/22	14,306	13,871	15,632
4/22	13,253	12,960	14,547
5/22	13,280	13,068	14,449
6/22	11,929	11,838	12,828
7/22	12,739	12,427	13,704
8/22	12,064	11,846	13,111
9/22	10,902	10,750	11,615
10/22	11,402	11,342	12,136
11/22	12,618	12,550	13,302
12/22	12,399	12,490	13,382
1/23	13,385	13,513	14,406
2/23	13,056	13,198	14,053
3/23	13,234	13,491	14,049
4/23	13,371	13,874	14,297
5/23	12,783	13,269	13,703
6/23	13,344	13,900	14,117
7/23	13,727	14,350	14,756
8/23	13,398	13,795	14,261
9/23	12,769	13,329	13,627
10/23	12,167	12,767	12,822
11/23	13,344	13,967	14,065
12/23	14,042	14,730	15,071
1/24	13,805	14,794	14,813
2/24	14,084	15,046	14,857
3/24	14,740	15,554	15,460
4/24	14,168	15,142	15,013
5/24	14,852	15,721	15,671
6/24	14,391	15,460	15,219
7/24	15,033	15,945	16,065
8/24	15,284	16,477	16,366

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	14.07%	4.25%	4.33%
MSCI World Ex-U.S. Index	19.45%	8.72%	5.12%
MSCI World Ex-U.S.A. Small Cap Index NTR	14.76%	6.82%	5.05%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 11, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI World Ex-U.S. Index in order to meet the revised definition of “broad-based securities market index”. The MSCI World Ex-U.S.A. Small Cap Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$742,768
  Total Number of Portfolio Holdings160
  Portfolio Turnover Rate 48.7%
  Total Advisory Fees Paid (amount in thousands)$6,915

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.83%
Investment Companies	3.39%
Other Assets and Liabilities	(2.22)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	32.91%
United Kingdom	15.40%
Canada	12.09%
France	5.48%
Australia	4.93%
Italy	4.73%
Germany	3.73%
Sweden	3.69%
United States	3.39%
Denmark	3.21%
Austria	2.19%
Israel	2.17%
Switzerland	1.97%
Singapore	1.30%
Netherlands	1.20%
Norway	0.59%
Macao	0.52%
Ireland	0.51%
Jordan	0.48%
Belgium	0.47%
Other CountriesFootnote Reference*	1.26%
Other Assets and Liabilities	(2.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV847ARR6-0

Class A

PMOAX

Opportunistic Municipal Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.08%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. It invests in other debt obligations, including (but not limited to) taxable municipal obligations; U.S. Treasury securities; obligations of the U.S. government, its agencies, and instrumentalities; and exchange-traded funds (ETFs) to gain exposure to the municipal market. For the twelve-month period, the Bloomberg Municipal Bond Index (“Index”), generated strong returns year over year. The Fund outperformed its Index. The Fund’s duration was short the Index but possessed a substantially higher yield. During the fiscal year ending August 31,2024, the top sectors were industrial development and education. Individual holdings that thrived were Hunt refinery and Stanford University. Weaker sectors included healthcare and transportation. Individual credits that took a step back over the year were Last Step Recycling and Moorehead Metropolitan Area Flood Management.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $13,609	Bloomberg Municipal Bond Index $12,708	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	9,628	10,000	10,000
9/14	9,717	10,010	9,932
10/14	9,801	10,079	10,030
11/14	9,824	10,096	10,101
12/14	9,930	10,147	10,110
1/15	10,130	10,327	10,322
2/15	10,063	10,220	10,225
3/15	10,135	10,250	10,273
4/15	10,097	10,196	10,236
5/15	10,080	10,168	10,211
6/15	10,062	10,159	10,100
7/15	10,116	10,232	10,170
8/15	10,126	10,252	10,155
9/15	10,235	10,327	10,224
10/15	10,310	10,368	10,226
11/15	10,410	10,409	10,199
12/15	10,555	10,482	10,166
1/16	10,653	10,607	10,306
2/16	10,612	10,624	10,379
3/16	10,746	10,658	10,474
4/16	10,909	10,736	10,514
5/16	11,011	10,765	10,517
6/16	11,286	10,936	10,706
7/16	11,275	10,943	10,774
8/16	11,335	10,958	10,761
9/16	11,264	10,903	10,755
10/16	11,087	10,789	10,673
11/16	10,435	10,386	10,420
12/16	10,523	10,508	10,435
1/17	10,575	10,577	10,456
2/17	10,700	10,651	10,526
3/17	10,781	10,674	10,520
4/17	10,896	10,751	10,601
5/17	11,099	10,922	10,683
6/17	11,092	10,883	10,672
7/17	11,188	10,971	10,718
8/17	11,350	11,054	10,814
9/17	11,343	10,998	10,763
10/17	11,399	11,025	10,769
11/17	11,423	10,966	10,755
12/17	11,589	11,081	10,805
1/18	11,461	10,950	10,680
2/18	11,430	10,917	10,579
3/18	11,511	10,958	10,647
4/18	11,502	10,919	10,568
5/18	11,659	11,044	10,643
6/18	11,652	11,053	10,630
7/18	11,678	11,080	10,632
8/18	11,733	11,108	10,701
9/18	11,667	11,037	10,632
10/18	11,541	10,969	10,548
11/18	11,615	11,090	10,611
12/18	11,743	11,223	10,806
1/19	11,826	11,308	10,921
2/19	11,929	11,368	10,914
3/19	12,217	11,548	11,124
4/19	12,300	11,591	11,127
5/19	12,524	11,751	11,324
6/19	12,582	11,794	11,466
7/19	12,690	11,889	11,492
8/19	12,948	12,077	11,789
9/19	12,866	11,980	11,727
10/19	12,902	12,002	11,762
11/19	12,938	12,032	11,756
12/19	12,986	12,068	11,748
1/20	13,255	12,285	11,974
2/20	13,519	12,444	12,189
3/20	11,986	11,992	12,118
4/20	11,610	11,842	12,333
5/20	12,164	12,218	12,390
6/20	12,660	12,319	12,469
7/20	13,006	12,527	12,655
8/20	13,028	12,468	12,553
9/20	13,054	12,470	12,546
10/20	13,047	12,433	12,490
11/20	13,334	12,621	12,612
12/20	13,555	12,697	12,630
1/21	13,795	12,778	12,539
2/21	13,552	12,575	12,358
3/21	13,677	12,653	12,204
4/21	13,912	12,759	12,300
5/21	14,107	12,797	12,340
6/21	14,303	12,832	12,427
7/21	14,451	12,939	12,566
8/21	14,388	12,891	12,542
9/21	14,225	12,798	12,433
10/21	14,174	12,761	12,430
11/21	14,369	12,869	12,467
12/21	14,419	12,890	12,435
1/22	13,980	12,537	12,167
2/22	13,762	12,492	12,031
3/22	13,200	12,087	11,697
4/22	12,652	11,753	11,253
5/22	12,732	11,928	11,326
6/22	12,320	11,732	11,148
7/22	12,767	12,042	11,420
8/22	12,457	11,778	11,098
9/22	11,789	11,326	10,618
10/22	11,549	11,232	10,481
11/22	12,128	11,757	10,866
12/22	12,110	11,791	10,817
1/23	12,550	12,130	11,150
2/23	12,187	11,856	10,862
3/23	12,324	12,119	11,138
4/23	12,390	12,091	11,205
5/23	12,408	11,986	11,083
6/23	12,572	12,106	11,043
7/23	12,614	12,154	11,036
8/23	12,498	11,979	10,965
9/23	12,172	11,628	10,687
10/23	11,911	11,529	10,518
11/23	12,622	12,261	10,994
12/23	13,017	12,546	11,415
1/24	13,035	12,482	11,384
2/24	13,144	12,498	11,223
3/24	13,233	12,497	11,327
4/24	13,089	12,343	11,041
5/24	13,170	12,306	11,228
6/24	13,379	12,495	11,334
7/24	13,473	12,609	11,599
8/24	13,609	12,708	11,765

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	8.89%	1.00%	3.52%
Class A Shares Including Sales Charge	4.78%	0.23%	3.13%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective January 31, 2024, the Fund changed its primary index to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s former index was the Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$153,730
  Total Number of Portfolio Holdings133
  Portfolio Turnover Rate 70.1%
  Total Advisory Fees Paid (amount in thousands)$637

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	104.12%
Investment Companies	0.12%
Other Assets and LiabilitiesFootnote Reference*	(4.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States	Percent of Net Assets
New York	15.10%
California	9.57%
Georgia	9.03%
Florida	8.91%
Illinois	8.19%
Alabama	7.73%
Louisiana	4.36%
Texas	4.35%
Ohio	3.98%
Colorado	2.88%
Arkansas	2.77%
Puerto Rico	2.75%
Wisconsin	2.68%
Arizona	2.50%
Tennessee	2.41%
Montana	1.80%
New Jersey	1.58%
Nevada	1.45%
New Hampshire	1.35%
Pennsylvania	1.30%
Other StatesFootnote Reference*	9.55%
Other Assets and LiabilitiesFootnote Reference†	(4.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV885ARA-0

Institutional

POMFX

Opportunistic Municipal Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84	0.80%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. It invests in other debt obligations, including (but not limited to) taxable municipal obligations; U.S. Treasury securities; obligations of the U.S. government, its agencies, and instrumentalities; and exchange-traded funds (ETFs) to gain exposure to the municipal market. For the twelve-month period, the Bloomberg Municipal Bond Index (“Index”), generated strong returns year over year. The Fund outperformed its Index. The Fund’s duration was short the Index but possessed a substantially higher yield. During the fiscal year ending August 31,2024, the top sectors were industrial development and education. Individual holdings that thrived were Hunt refinery and Stanford University. Weaker sectors included healthcare and transportation. Individual credits that took a step back over the year were Last Step Recycling and Moorehead Metropolitan Area Flood Management.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $14,517	Bloomberg Municipal Bond Index $12,708	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000	10,000
9/14	10,093	10,010	9,932
10/14	10,180	10,079	10,030
11/14	10,203	10,096	10,101
12/14	10,313	10,147	10,110
1/15	10,521	10,327	10,322
2/15	10,452	10,220	10,225
3/15	10,528	10,250	10,273
4/15	10,481	10,196	10,236
5/15	10,475	10,168	10,211
6/15	10,459	10,159	10,100
7/15	10,518	10,232	10,170
8/15	10,530	10,252	10,155
9/15	10,646	10,327	10,224
10/15	10,716	10,368	10,226
11/15	10,832	10,409	10,199
12/15	10,975	10,482	10,166
1/16	11,090	10,607	10,306
2/16	11,039	10,624	10,379
3/16	11,191	10,658	10,474
4/16	11,363	10,736	10,514
5/16	11,472	10,765	10,517
6/16	11,760	10,936	10,706
7/16	11,752	10,943	10,774
8/16	11,817	10,958	10,761
9/16	11,745	10,903	10,755
10/16	11,563	10,789	10,673
11/16	10,885	10,386	10,420
12/16	10,969	10,508	10,435
1/17	11,026	10,577	10,456
2/17	11,159	10,651	10,526
3/17	11,256	10,674	10,520
4/17	11,379	10,751	10,601
5/17	11,604	10,922	10,683
6/17	11,600	10,883	10,672
7/17	11,692	10,971	10,718
8/17	11,874	11,054	10,814
9/17	11,858	10,998	10,763
10/17	11,919	11,025	10,769
11/17	11,946	10,966	10,755
12/17	12,122	11,081	10,805
1/18	12,004	10,950	10,680
2/18	11,961	10,917	10,579
3/18	12,061	10,958	10,647
4/18	12,043	10,919	10,568
5/18	12,211	11,044	10,643
6/18	12,207	11,053	10,630
7/18	12,248	11,080	10,632
8/18	12,309	11,108	10,701
9/18	12,242	11,037	10,632
10/18	12,101	10,969	10,548
11/18	12,182	11,090	10,611
12/18	12,330	11,223	10,806
1/19	12,420	11,308	10,921
2/19	12,531	11,368	10,914
3/19	12,836	11,548	11,124
4/19	12,915	11,591	11,127
5/19	13,165	11,751	11,324
6/19	13,229	11,794	11,466
7/19	13,345	11,889	11,492
8/19	13,608	12,077	11,789
9/19	13,525	11,980	11,727
10/19	13,566	12,002	11,762
11/19	13,607	12,032	11,756
12/19	13,673	12,068	11,748
1/20	13,947	12,285	11,974
2/20	14,240	12,444	12,189
3/20	12,630	11,992	12,118
4/20	12,224	11,842	12,333
5/20	12,822	12,218	12,390
6/20	13,335	12,319	12,469
7/20	13,704	12,527	12,655
8/20	13,743	12,468	12,553
9/20	13,773	12,470	12,546
10/20	13,769	12,433	12,490
11/20	14,074	12,621	12,612
12/20	14,299	12,697	12,630
1/21	14,568	12,778	12,539
2/21	14,302	12,575	12,358
3/21	14,450	12,653	12,204
4/21	14,702	12,759	12,300
5/21	14,911	12,797	12,340
6/21	15,121	12,832	12,427
7/21	15,269	12,939	12,566
8/21	15,218	12,891	12,542
9/21	15,049	12,798	12,433
10/21	14,999	12,761	12,430
11/21	15,208	12,869	12,467
12/21	15,265	12,890	12,435
1/22	14,791	12,537	12,167
2/22	14,577	12,492	12,031
3/22	13,985	12,087	11,697
4/22	13,395	11,753	11,253
5/22	13,483	11,928	11,326
6/22	13,063	11,732	11,148
7/22	13,527	12,042	11,420
8/22	13,201	11,778	11,098
9/22	12,510	11,326	10,618
10/22	12,258	11,232	10,481
11/22	12,875	11,757	10,866
12/22	12,859	11,791	10,817
1/23	13,315	12,130	11,150
2/23	12,933	11,856	10,862
3/23	13,082	12,119	11,138
4/23	13,168	12,091	11,205
5/23	13,176	11,986	11,083
6/23	13,368	12,106	11,043
7/23	13,416	12,154	11,036
8/23	13,296	11,979	10,965
9/23	12,952	11,628	10,687
10/23	12,678	11,529	10,518
11/23	13,437	12,261	10,994
12/23	13,846	12,546	11,415
1/24	13,882	12,482	11,384
2/24	14,002	12,498	11,223
3/24	14,099	12,497	11,327
4/24	13,950	12,343	11,041
5/24	14,024	12,306	11,228
6/24	14,265	12,495	11,334
7/24	14,367	12,609	11,599
8/24	14,517	12,708	11,765

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Institutional Shares	9.19%	1.30%	3.80%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective January 31, 2024, the Fund changed its primary index to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s former index was the Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$153,730
  Total Number of Portfolio Holdings133
  Portfolio Turnover Rate 70.1%
  Total Advisory Fees Paid (amount in thousands)$637

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	104.12%
Investment Companies	0.12%
Other Assets and LiabilitiesFootnote Reference*	(4.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States	Percent of Net Assets
New York	15.10%
California	9.57%
Georgia	9.03%
Florida	8.91%
Illinois	8.19%
Alabama	7.73%
Louisiana	4.36%
Texas	4.35%
Ohio	3.98%
Colorado	2.88%
Arkansas	2.77%
Puerto Rico	2.75%
Wisconsin	2.68%
Arizona	2.50%
Tennessee	2.41%
Montana	1.80%
New Jersey	1.58%
Nevada	1.45%
New Hampshire	1.35%
Pennsylvania	1.30%
Other StatesFootnote Reference*	9.55%
Other Assets and LiabilitiesFootnote Reference†	(4.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV885ARI-0

Class A

POEYX

Origin Emerging Markets Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Origin Emerging Markets Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.46%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iii) the issuer or guarantor of the security derives a majority of its revenue from emerging markets. After slightly underperforming MSCI Emerging Markets Index NTR ("Index") over the end of 2023 the Fund benefited from orderly market behavior in the first five months of 2024: global markets rewarding stocks with better earnings revisions, price momentum, relative value, and profitability. A spike in market volatility and a strong reversal in performance of stocks exhibiting these four characteristics has seen a pullback in this strong performance since June, with the Fund’s investments now marginally outperforming the Index over 1 year. Allocation in the Materials sector was the leading contributor to relative performance, with our underweight position in POSCO Holdings Inc being the leading contributor in the sector. This is followed by stock selection in the Industrials sector. At a country level, stock selection in India was the leading contributor to performance, led by our overweight position in Bharat Electronics Limited. The main drag on performance was stock selection in the Information Technology sector, followed by stock selection in the Communication Services sector. Holdings in Taiwan proved the most significant detractor from overall performance.

How did the Fund perform since inception?

	Class A shares with maximum sales charge $11,298	MSCI Emerging Markets Index NTR $14,477
1/15	9,452	10,000
1/15	9,121	10,000
2/15	9,423	10,310
3/15	9,282	10,163
4/15	10,189	10,945
5/15	9,887	10,506
6/15	9,679	10,233
7/15	8,894	9,524
8/15	8,081	8,663
9/15	8,034	8,402
10/15	8,412	9,002
11/15	8,195	8,650
12/15	7,858	8,457
1/16	7,276	7,909
2/16	7,114	7,896
3/16	7,896	8,941
4/16	7,887	8,989
5/16	7,868	8,654
6/16	8,135	9,000
7/16	8,440	9,453
8/16	8,650	9,688
9/16	8,850	9,812
10/16	8,554	9,836
11/16	8,220	9,383
12/16	7,973	9,404
1/17	8,528	9,918
2/17	8,844	10,222
3/17	9,179	10,480
4/17	9,361	10,709
5/17	9,591	11,026
6/17	9,945	11,137
7/17	10,653	11,801
8/17	11,237	12,064
9/17	11,266	12,016
10/17	11,639	12,437
11/17	11,849	12,462
12/17	11,998	12,910
1/18	13,133	13,986
2/18	12,537	13,340
3/18	12,469	13,093
4/18	11,970	13,035
5/18	11,912	12,573
6/18	11,104	12,050
7/18	11,181	12,315
8/18	10,845	11,982
9/18	10,672	11,918
10/18	9,547	10,881
11/18	9,710	11,329
12/18	9,165	11,029
1/19	10,057	11,994
2/19	10,232	12,021
3/19	10,397	12,122
4/19	10,668	12,378
5/19	9,950	11,479
6/19	10,581	12,196
7/19	10,600	12,047
8/19	10,309	11,459
9/19	10,338	11,678
10/19	10,911	12,171
11/19	10,775	12,154
12/19	11,519	13,061
1/20	11,097	12,452
2/20	10,792	11,795
3/20	9,309	9,978
4/20	10,203	10,892
5/20	10,507	10,976
6/20	11,028	11,783
7/20	12,206	12,836
8/20	12,138	13,119
9/20	12,020	12,909
10/20	12,108	13,175
11/20	12,717	14,393
12/20	13,587	15,451
1/21	14,179	15,925
2/21	14,415	16,047
3/21	14,326	15,805
4/21	14,592	16,198
5/21	14,612	16,574
6/21	14,701	16,602
7/21	14,031	15,485
8/21	13,952	15,890
9/21	13,174	15,259
10/21	13,243	15,409
11/21	12,927	14,781
12/21	13,520	15,059
1/22	13,154	14,774
2/22	12,533	14,332
3/22	12,045	14,008
4/22	10,936	13,229
5/22	11,262	13,287
6/22	10,224	12,404
7/22	10,122	12,374
8/22	10,000	12,426
9/22	8,881	10,969
10/22	8,678	10,628
11/22	9,868	12,205
12/22	9,467	12,033
1/23	10,279	12,983
2/23	9,769	12,141
3/23	10,091	12,509
4/23	10,008	12,367
5/23	9,821	12,160
6/23	10,268	12,621
7/23	10,695	13,407
8/23	10,008	12,581
9/23	9,737	12,252
10/23	9,352	11,776
11/23	10,050	12,719
12/23	10,386	13,216
1/24	10,099	12,602
2/24	10,821	13,202
3/24	10,916	13,529
4/24	11,139	13,589
5/24	11,436	13,666
6/24	11,701	14,205
7/24	11,446	14,247
8/24	11,298	14,477

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class A Shares Excluding Sales Charge	12.89%	1.85%	1.88%
Class A Shares Including Sales Charge	6.67%	0.70%	1.28%
MSCI Emerging Markets Index NTR	15.07%	4.79%	3.93%
Footnote	Description
Footnote*	Since inception performance is calculated from January 23, 2015, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,434,632
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate 56.8%
  Total Advisory Fees Paid (amount in thousands)$25,000

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.51%
Preferred Stocks	1.31%
Investment Companies	0.15%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	26.92%
Taiwan	23.46%
India	21.47%
Korea, Republic Of	12.59%
Brazil	4.19%
Turkey	3.47%
Ireland	1.94%
Poland	1.50%
Mexico	1.26%
South Africa	0.96%
Greece	0.84%
Saudi Arabia	0.51%
Hungary	0.39%
Thailand	0.32%
United States	0.15%
Russian Federation	0.00%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV904ARA-0

Institutional

POEIX

Origin Emerging Markets Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Origin Emerging Markets Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$115	1.08%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iii) the issuer or guarantor of the security derives a majority of its revenue from emerging markets. After slightly underperforming MSCI Emerging Markets Index NTR ("Index") over the end of 2023 the Fund benefited from orderly market behavior in the first five months of 2024: global markets rewarding stocks with better earnings revisions, price momentum, relative value, and profitability. A spike in market volatility and a strong reversal in performance of stocks exhibiting these four characteristics has seen a pullback in this strong performance since June, with the Fund’s investments now marginally outperforming the Index over 1 year. Allocation in the Materials sector was the leading contributor to relative performance, with our underweight position in POSCO Holdings Inc being the leading contributor in the sector. This is followed by stock selection in the Industrials sector. At a country level, stock selection in India was the leading contributor to performance, led by our overweight position in Bharat Electronics Limited. The main drag on performance was stock selection in the Information Technology sector, followed by stock selection in the Communication Services sector. Holdings in Taiwan proved the most significant detractor from overall performance.

How did the Fund perform since inception?

	Institutional shares at net asset value $12,237	MSCI Emerging Markets Index NTR $14,477
1/15	10,000	10,000
1/15	9,660	10,000
2/15	9,790	10,310
3/15	9,650	10,163
4/15	10,590	10,945
5/15	10,290	10,506
6/15	10,070	10,233
7/15	9,270	9,524
8/15	8,420	8,663
9/15	8,380	8,402
10/15	8,770	9,002
11/15	8,550	8,650
12/15	8,204	8,457
1/16	7,588	7,909
2/16	7,427	7,896
3/16	8,244	8,941
4/16	8,244	8,989
5/16	8,224	8,654
6/16	8,507	9,000
7/16	8,829	9,453
8/16	9,051	9,688
9/16	9,273	9,812
10/16	8,971	9,836
11/16	8,618	9,383
12/16	8,368	9,404
1/17	8,948	9,918
2/17	9,274	10,222
3/17	9,630	10,480
4/17	9,834	10,709
5/17	10,078	11,026
6/17	10,455	11,137
7/17	11,208	11,801
8/17	11,819	12,064
9/17	11,860	12,016
10/17	12,257	12,437
11/17	12,481	12,462
12/17	12,638	12,910
1/18	13,840	13,986
2/18	13,224	13,340
3/18	13,152	13,093
4/18	12,638	13,035
5/18	12,577	12,573
6/18	11,734	12,050
7/18	11,816	12,315
8/18	11,467	11,982
9/18	11,292	11,918
10/18	10,111	10,881
11/18	10,285	11,329
12/18	9,701	11,029
1/19	10,653	11,994
2/19	10,841	12,021
3/19	11,019	12,122
4/19	11,311	12,378
5/19	10,548	11,479
6/19	11,228	12,196
7/19	11,249	12,047
8/19	10,946	11,459
9/19	10,977	11,678
10/19	11,594	12,171
11/19	11,447	12,154
12/19	12,247	13,061
1/20	11,801	12,452
2/20	11,471	11,795
3/20	9,909	9,978
4/20	10,865	10,892
5/20	11,184	10,976
6/20	11,748	11,783
7/20	13,013	12,836
8/20	12,939	13,119
9/20	12,811	12,909
10/20	12,907	13,175
11/20	13,566	14,393
12/20	14,506	15,451
1/21	15,148	15,925
2/21	15,405	16,047
3/21	15,319	15,805
4/21	15,598	16,198
5/21	15,630	16,574
6/21	15,737	16,602
7/21	15,009	15,485
8/21	14,934	15,890
9/21	14,099	15,259
10/21	14,185	15,409
11/21	13,853	14,781
12/21	14,484	15,059
1/22	14,107	14,774
2/22	13,451	14,332
3/22	12,929	14,008
4/22	11,752	13,229
5/22	12,085	13,287
6/22	10,985	12,404
7/22	10,874	12,374
8/22	10,741	12,426
9/22	9,541	10,969
10/22	9,330	10,628
11/22	10,619	12,205
12/22	10,183	12,033
1/23	11,063	12,983
2/23	10,526	12,141
3/23	10,869	12,509
4/23	10,777	12,367
5/23	10,583	12,160
6/23	11,074	12,621
7/23	11,532	13,407
8/23	10,789	12,581
9/23	10,503	12,252
10/23	10,092	11,776
11/23	10,846	12,719
12/23	11,220	13,216
1/24	10,917	12,602
2/24	11,700	13,202
3/24	11,793	13,529
4/24	12,039	13,589
5/24	12,366	13,666
6/24	12,658	14,205
7/24	12,389	14,247
8/24	12,237	14,477

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	13.43%	2.26%	2.12%
MSCI Emerging Markets Index NTR	15.07%	4.79%	3.93%
Footnote	Description
Footnote*	Since inception performance is calculated from January 23, 2015, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,434,632
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate 56.8%
  Total Advisory Fees Paid (amount in thousands)$25,000

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.51%
Preferred Stocks	1.31%
Investment Companies	0.15%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	26.92%
Taiwan	23.46%
India	21.47%
Korea, Republic Of	12.59%
Brazil	4.19%
Turkey	3.47%
Ireland	1.94%
Poland	1.50%
Mexico	1.26%
South Africa	0.96%
Greece	0.84%
Saudi Arabia	0.51%
Hungary	0.39%
Thailand	0.32%
United States	0.15%
Russian Federation	0.00%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2023, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 1.10% to 1.05%.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV904ARI-0

R-6

POEFX

Origin Emerging Markets Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Origin Emerging Markets Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$107	1.00%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iii) the issuer or guarantor of the security derives a majority of its revenue from emerging markets. After slightly underperforming MSCI Emerging Markets Index NTR ("Index") over the end of 2023 the Fund benefited from orderly market behavior in the first five months of 2024: global markets rewarding stocks with better earnings revisions, price momentum, relative value, and profitability. A spike in market volatility and a strong reversal in performance of stocks exhibiting these four characteristics has seen a pullback in this strong performance since June, with the Fund’s investments now marginally outperforming the Index over 1 year. Allocation in the Materials sector was the leading contributor to relative performance, with our underweight position in POSCO Holdings Inc being the leading contributor in the sector. This is followed by stock selection in the Industrials sector. At a country level, stock selection in India was the leading contributor to performance, led by our overweight position in Bharat Electronics Limited. The main drag on performance was stock selection in the Information Technology sector, followed by stock selection in the Communication Services sector. Holdings in Taiwan proved the most significant detractor from overall performance.

How did the Fund perform since inception?

	R-6 shares at net asset value $12,320	MSCI Emerging Markets Index NTR $14,477
1/15	10,000	10,000
1/15	9,660	10,000
2/15	9,790	10,310
3/15	9,650	10,163
4/15	10,590	10,945
5/15	10,290	10,506
6/15	10,070	10,233
7/15	9,260	9,524
8/15	8,420	8,663
9/15	8,380	8,402
10/15	8,770	9,002
11/15	8,550	8,650
12/15	8,194	8,457
1/16	7,588	7,909
2/16	7,427	7,896
3/16	8,244	8,941
4/16	8,244	8,989
5/16	8,224	8,654
6/16	8,507	9,000
7/16	8,829	9,453
8/16	9,051	9,688
9/16	9,263	9,812
10/16	8,961	9,836
11/16	8,618	9,383
12/16	8,365	9,404
1/17	8,946	9,918
2/17	9,271	10,222
3/17	9,627	10,480
4/17	9,831	10,709
5/17	10,075	11,026
6/17	10,452	11,137
7/17	11,205	11,801
8/17	11,815	12,064
9/17	11,856	12,016
10/17	12,253	12,437
11/17	12,477	12,462
12/17	12,635	12,910
1/18	13,847	13,986
2/18	13,221	13,340
3/18	13,159	13,093
4/18	12,635	13,035
5/18	12,584	12,573
6/18	11,731	12,050
7/18	11,813	12,315
8/18	11,464	11,982
9/18	11,289	11,918
10/18	10,108	10,881
11/18	10,283	11,329
12/18	9,703	11,029
1/19	10,655	11,994
2/19	10,853	12,021
3/19	11,031	12,122
4/19	11,313	12,378
5/19	10,561	11,479
6/19	11,240	12,196
7/19	11,261	12,047
8/19	10,958	11,459
9/19	10,989	11,678
10/19	11,606	12,171
11/19	11,460	12,154
12/19	12,261	13,061
1/20	11,824	12,452
2/20	11,494	11,795
3/20	9,919	9,978
4/20	10,888	10,892
5/20	11,207	10,976
6/20	11,771	11,783
7/20	13,038	12,836
8/20	12,963	13,119
9/20	12,846	12,909
10/20	12,942	13,175
11/20	13,602	14,393
12/20	14,547	15,451
1/21	15,190	15,925
2/21	15,437	16,047
3/21	15,351	15,805
4/21	15,641	16,198
5/21	15,673	16,574
6/21	15,780	16,602
7/21	15,062	15,485
8/21	14,987	15,890
9/21	14,151	15,259
10/21	14,236	15,409
11/21	13,915	14,781
12/21	14,551	15,059
1/22	14,172	14,774
2/22	13,504	14,332
3/22	12,980	14,008
4/22	11,799	13,229
5/22	12,145	13,287
6/22	11,030	12,404
7/22	10,919	12,374
8/22	10,796	12,426
9/22	9,593	10,969
10/22	9,370	10,628
11/22	10,674	12,205
12/22	10,242	12,033
1/23	11,126	12,983
2/23	10,587	12,141
3/23	10,931	12,509
4/23	10,839	12,367
5/23	10,644	12,160
6/23	11,138	12,621
7/23	11,609	13,407
8/23	10,862	12,581
9/23	10,564	12,252
10/23	10,162	11,776
11/23	10,908	12,719
12/23	11,286	13,216
1/24	10,980	12,602
2/24	11,768	13,202
3/24	11,874	13,529
4/24	12,120	13,589
5/24	12,450	13,666
6/24	12,744	14,205
7/24	12,473	14,247
8/24	12,320	14,477

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-6 Shares	13.42%	2.37%	2.20%
MSCI Emerging Markets Index NTR	15.07%	4.79%	3.93%
Footnote	Description
Footnote*	Since inception performance is calculated from January 23, 2015, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,434,632
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate 56.8%
  Total Advisory Fees Paid (amount in thousands)$25,000

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.51%
Preferred Stocks	1.31%
Investment Companies	0.15%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	26.92%
Taiwan	23.46%
India	21.47%
Korea, Republic Of	12.59%
Brazil	4.19%
Turkey	3.47%
Ireland	1.94%
Poland	1.50%
Mexico	1.26%
South Africa	0.96%
Greece	0.84%
Saudi Arabia	0.51%
Hungary	0.39%
Thailand	0.32%
United States	0.15%
Russian Federation	0.00%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV904ARR6-0

Class A

PMDAX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.12%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma (WSM) is the owner of the Williams Sonoma, Pottery Barn, and West Elm brands. WSM reported strong operating margins and raised their operating margin guide driven by a focus on full price selling and greater e-commerce mix. Targa Resources (TRGP) is midstream energy services company and aided results as the company reiterated its 50% year over year dividend increase, indicating management’s confidence in the company’s free cash flow acceleration story. East West Bancorp (EWBC) is the largest Chinese American-focused bank in the U.S. outperformed after affirming its strong credit quality and capital position. CONMED Corp. (CNMD), a provider of products to general and orthopedic surgeons detracted from relative performance due to concerns about Intuitive Surgical’s new DaVinci robot. DENTSPLY SIRONA (XRAY) engages in the design, manufacturing, sales and distribution of professional dental products and technologies.  During the year, the company detracted from relative performance due to soft sales. AGCO Corp. (AGCO) detracted from relative results as investors worried over the weakening demand in the agriculture industry.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $20,074	Russell 3000 Index $32,071	Russell 2500 Value Index $20,941
8/14	9,453	10,000	10,000
9/14	8,942	9,792	9,417
10/14	9,332	10,061	9,835
11/14	9,352	10,305	9,847
12/14	9,365	10,305	9,990
1/15	9,270	10,018	9,737
2/15	9,631	10,598	10,187
3/15	9,570	10,490	10,291
4/15	9,576	10,538	10,144
5/15	9,542	10,683	10,268
6/15	9,323	10,505	10,161
7/15	9,275	10,680	10,010
8/15	8,765	10,036	9,523
9/15	8,532	9,743	9,187
10/15	9,196	10,513	9,731
11/15	9,320	10,571	9,895
12/15	9,028	10,354	9,442
1/16	8,558	9,770	8,863
2/16	8,665	9,767	8,958
3/16	9,470	10,454	9,756
4/16	9,749	10,519	9,946
5/16	9,978	10,707	10,122
6/16	10,021	10,729	10,182
7/16	10,517	11,155	10,646
8/16	10,747	11,183	10,741
9/16	10,725	11,201	10,811
10/16	10,566	10,959	10,488
11/16	11,323	11,449	11,493
12/16	11,708	11,673	11,821
1/17	11,913	11,892	11,886
2/17	12,206	12,335	12,108
3/17	12,097	12,343	12,013
4/17	12,207	12,474	12,001
5/17	12,045	12,601	11,740
6/17	12,280	12,715	12,052
7/17	12,412	12,955	12,145
8/17	12,162	12,980	11,935
9/17	12,766	13,296	12,514
10/17	12,877	13,587	12,582
11/17	13,216	13,999	12,994
12/17	13,224	14,139	13,046
1/18	13,471	14,884	13,210
2/18	12,775	14,336	12,562
3/18	12,806	14,048	12,700
4/18	12,906	14,101	12,838
5/18	13,271	14,499	13,366
6/18	13,250	14,594	13,437
7/18	13,623	15,079	13,703
8/18	13,856	15,608	14,015
9/18	13,588	15,634	13,796
10/18	12,380	14,483	12,616
11/18	12,731	14,773	12,854
12/18	11,388	13,398	11,434
1/19	12,621	14,548	12,711
2/19	12,838	15,060	13,108
3/19	12,717	15,279	12,933
4/19	13,163	15,890	13,387
5/19	12,171	14,861	12,377
6/19	13,036	15,905	13,178
7/19	13,137	16,142	13,264
8/19	12,771	15,813	12,618
9/19	13,453	16,090	13,195
10/19	13,545	16,436	13,385
11/19	13,802	17,061	13,714
12/19	14,236	17,554	14,128
1/20	13,678	17,535	13,613
2/20	12,197	16,099	12,300
3/20	9,099	13,885	9,234
4/20	10,243	15,724	10,455
5/20	10,645	16,565	10,932
6/20	10,849	16,944	11,136
7/20	11,102	17,906	11,471
8/20	11,168	19,203	11,992
9/20	10,635	18,504	11,530
10/20	11,002	18,104	11,790
11/20	12,536	20,307	13,853
12/20	13,302	21,220	14,817
1/21	13,387	21,126	15,144
2/21	14,369	21,786	16,492
3/21	15,128	22,567	17,310
4/21	15,924	23,731	18,053
5/21	16,104	23,839	18,420
6/21	15,797	24,427	18,177
7/21	15,959	24,840	17,911
8/21	16,129	25,548	18,288
9/21	15,786	24,402	17,801
10/21	16,716	26,052	18,646
11/21	16,374	25,656	17,997
12/21	17,296	26,666	18,933
1/22	16,572	25,097	17,971
2/22	16,544	24,465	18,264
3/22	16,465	25,258	18,649
4/22	15,396	22,992	17,385
5/22	15,997	22,961	17,718
6/22	14,583	21,040	15,779
7/22	16,039	23,014	17,306
8/22	15,273	22,155	16,763
9/22	13,872	20,101	15,068
10/22	15,180	21,749	16,659
11/22	15,978	22,884	17,496
12/22	15,234	21,544	16,456
1/23	16,573	23,028	18,100
2/23	16,289	22,490	17,588
3/23	15,555	23,091	16,685
4/23	15,616	23,337	16,463
5/23	15,035	23,428	15,993
6/23	16,562	25,028	17,415
7/23	17,328	25,925	18,436
8/23	16,817	25,424	17,726
9/23	15,847	24,213	16,777
10/23	15,170	23,571	15,836
11/23	16,463	25,769	17,273
12/23	18,057	27,136	19,086
1/24	17,787	27,437	18,550
2/24	18,576	28,922	19,294
3/24	19,554	29,855	20,244
4/24	18,367	28,542	18,971
5/24	18,940	29,890	19,771
6/24	18,661	30,815	19,373
7/24	20,053	31,388	20,941
8/24	20,074	32,071	20,941

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	19.36%	9.47%	7.82%
Class A Shares Including Sales Charge	12.78%	8.24%	7.22%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2500 Value Index	18.14%	10.66%	7.67%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,492,132
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 37.3%
  Total Advisory Fees Paid (amount in thousands)$9,435

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.77%
Investment Companies	2.05%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.88%
Industrial	20.96%
Consumer, Cyclical	11.17%
Consumer, Non-cyclical	10.70%
Technology	7.69%
Energy	6.19%
Utilities	4.53%
Basic Materials	3.02%
Money Market Funds	2.05%
Communications	1.63%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARA-0

Class C

PMDDX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.87%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma (WSM) is the owner of the Williams Sonoma, Pottery Barn, and West Elm brands. WSM reported strong operating margins and raised their operating margin guide driven by a focus on full price selling and greater e-commerce mix. Targa Resources (TRGP) is midstream energy services company and aided results as the company reiterated its 50% year over year dividend increase, indicating management’s confidence in the company’s free cash flow acceleration story. East West Bancorp (EWBC) is the largest Chinese American-focused bank in the U.S. outperformed after affirming its strong credit quality and capital position. CONMED Corp. (CNMD), a provider of products to general and orthopedic surgeons detracted from relative performance due to concerns about Intuitive Surgical’s new DaVinci robot. DENTSPLY SIRONA (XRAY) engages in the design, manufacturing, sales and distribution of professional dental products and technologies.  During the year, the company detracted from relative performance due to soft sales. AGCO Corp. (AGCO) detracted from relative results as investors worried over the weakening demand in the agriculture industry.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $19,995	Russell 3000 Index $32,071	Russell 2500 Value Index $20,941
8/14	10,000	10,000	10,000
9/14	9,455	9,792	9,417
10/14	9,856	10,061	9,835
11/14	9,877	10,305	9,847
12/14	9,883	10,305	9,990
1/15	9,782	10,018	9,737
2/15	10,151	10,598	10,187
3/15	10,082	10,490	10,291
4/15	10,082	10,538	10,144
5/15	10,039	10,683	10,268
6/15	9,802	10,505	10,161
7/15	9,744	10,680	10,010
8/15	9,205	10,036	9,523
9/15	8,946	9,743	9,187
10/15	9,639	10,513	9,731
11/15	9,763	10,571	9,895
12/15	9,453	10,354	9,442
1/16	8,950	9,770	8,863
2/16	9,063	9,767	8,958
3/16	9,892	10,454	9,756
4/16	10,186	10,519	9,946
5/16	10,411	10,707	10,122
6/16	10,452	10,729	10,182
7/16	10,964	11,155	10,646
8/16	11,191	11,183	10,741
9/16	11,169	11,201	10,811
10/16	10,988	10,959	10,488
11/16	11,773	11,449	11,493
12/16	12,162	11,673	11,821
1/17	12,368	11,892	11,886
2/17	12,667	12,335	12,108
3/17	12,544	12,343	12,013
4/17	12,652	12,474	12,001
5/17	12,476	12,601	11,740
6/17	12,705	12,715	12,052
7/17	12,835	12,955	12,145
8/17	12,575	12,980	11,935
9/17	13,190	13,296	12,514
10/17	13,297	13,587	12,582
11/17	13,635	13,999	12,994
12/17	13,639	14,139	13,046
1/18	13,888	14,884	13,210
2/18	13,165	14,336	12,562
3/18	13,190	14,048	12,700
4/18	13,279	14,101	12,838
5/18	13,648	14,499	13,366
6/18	13,617	14,594	13,437
7/18	13,987	15,079	13,703
8/18	14,220	15,608	14,015
9/18	13,940	15,634	13,796
10/18	12,692	14,483	12,616
11/18	13,046	14,773	12,854
12/18	11,658	13,398	11,434
1/19	12,913	14,548	12,711
2/19	13,128	15,060	13,108
3/19	12,990	15,279	12,933
4/19	13,441	15,890	13,387
5/19	12,418	14,861	12,377
6/19	13,294	15,905	13,178
7/19	13,397	16,142	13,264
8/19	13,011	15,813	12,618
9/19	13,697	16,090	13,195
10/19	13,773	16,436	13,385
11/19	14,037	17,061	13,714
12/19	14,463	17,554	14,128
1/20	13,890	17,535	13,613
2/20	12,382	16,099	12,300
3/20	9,236	13,885	9,234
4/20	10,386	15,724	10,455
5/20	10,779	16,565	10,932
6/20	10,980	16,944	11,136
7/20	11,229	17,906	11,471
8/20	11,287	19,203	11,992
9/20	10,738	18,504	11,530
10/20	11,112	18,104	11,790
11/20	12,648	20,307	13,853
12/20	13,410	21,220	14,817
1/21	13,487	21,126	15,144
2/21	14,468	21,786	16,492
3/21	15,227	22,567	17,310
4/21	16,016	23,731	18,053
5/21	16,190	23,839	18,420
6/21	15,872	24,427	18,177
7/21	16,026	24,840	17,911
8/21	16,190	25,548	18,288
9/21	15,833	24,402	17,801
10/21	16,758	26,052	18,646
11/21	16,402	25,656	17,997
12/21	17,322	26,666	18,933
1/22	16,580	25,097	17,971
2/22	16,542	24,465	18,264
3/22	16,454	25,258	18,649
4/22	15,373	22,992	17,385
5/22	15,961	22,961	17,718
6/22	14,538	21,040	15,779
7/22	15,997	23,014	17,306
8/22	15,205	22,155	16,763
9/22	13,817	20,101	15,068
10/22	15,121	21,749	16,659
11/22	15,916	22,884	17,496
12/22	15,174	21,544	16,456
1/23	16,509	23,028	18,100
2/23	16,225	22,490	17,588
3/23	15,494	23,091	16,685
4/23	15,555	23,337	16,463
5/23	14,977	23,428	15,993
6/23	16,497	25,028	17,415
7/23	17,261	25,925	18,436
8/23	16,751	25,424	17,726
9/23	15,785	24,213	16,777
10/23	15,111	23,571	15,836
11/23	16,398	25,769	17,273
12/23	17,987	27,136	19,086
1/24	17,718	27,437	18,550
2/24	18,504	28,922	19,294
3/24	19,478	29,855	20,244
4/24	18,295	28,542	18,971
5/24	18,866	29,890	19,771
6/24	18,589	30,815	19,373
7/24	19,974	31,388	20,941
8/24	19,995	32,071	20,941

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	18.49%	8.65%	7.17%
Class C Shares Including Sales Charge	17.49%	8.65%	7.17%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2500 Value Index	18.14%	10.66%	7.67%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,492,132
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 37.3%
  Total Advisory Fees Paid (amount in thousands)$9,435

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.77%
Investment Companies	2.05%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.88%
Industrial	20.96%
Consumer, Cyclical	11.17%
Consumer, Non-cyclical	10.70%
Technology	7.69%
Energy	6.19%
Utilities	4.53%
Basic Materials	3.02%
Money Market Funds	2.05%
Communications	1.63%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARC-0

Institutional

PMDIX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma (WSM) is the owner of the Williams Sonoma, Pottery Barn, and West Elm brands. WSM reported strong operating margins and raised their operating margin guide driven by a focus on full price selling and greater e-commerce mix. Targa Resources (TRGP) is midstream energy services company and aided results as the company reiterated its 50% year over year dividend increase, indicating management’s confidence in the company’s free cash flow acceleration story. East West Bancorp (EWBC) is the largest Chinese American-focused bank in the U.S. outperformed after affirming its strong credit quality and capital position. CONMED Corp. (CNMD), a provider of products to general and orthopedic surgeons detracted from relative performance due to concerns about Intuitive Surgical’s new DaVinci robot. DENTSPLY SIRONA (XRAY) engages in the design, manufacturing, sales and distribution of professional dental products and technologies.  During the year, the company detracted from relative performance due to soft sales. AGCO Corp. (AGCO) detracted from relative results as investors worried over the weakening demand in the agriculture industry.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $21,876	Russell 3000 Index $32,071	Russell 2500 Value Index $20,941
8/14	10,000	10,000	10,000
9/14	9,469	9,792	9,417
10/14	9,881	10,061	9,835
11/14	9,909	10,305	9,847
12/14	9,923	10,305	9,990
1/15	9,830	10,018	9,737
2/15	10,204	10,598	10,187
3/15	10,154	10,490	10,291
4/15	10,154	10,538	10,144
5/15	10,125	10,683	10,268
6/15	9,894	10,505	10,161
7/15	9,843	10,680	10,010
8/15	9,311	10,036	9,523
9/15	9,059	9,743	9,187
10/15	9,769	10,513	9,731
11/15	9,901	10,571	9,895
12/15	9,599	10,354	9,442
1/16	9,101	9,770	8,863
2/16	9,215	9,767	8,958
3/16	10,077	10,454	9,756
4/16	10,381	10,519	9,946
5/16	10,624	10,707	10,122
6/16	10,670	10,729	10,182
7/16	11,204	11,155	10,646
8/16	11,448	11,183	10,741
9/16	11,432	11,201	10,811
10/16	11,264	10,959	10,488
11/16	12,075	11,449	11,493
12/16	12,484	11,673	11,821
1/17	12,710	11,892	11,886
2/17	13,021	12,335	12,108
3/17	12,913	12,343	12,013
4/17	13,030	12,474	12,001
5/17	12,859	12,601	11,740
6/17	13,110	12,715	12,052
7/17	13,258	12,955	12,145
8/17	13,001	12,980	11,935
9/17	13,647	13,296	12,514
10/17	13,772	13,587	12,582
11/17	14,133	13,999	12,994
12/17	14,144	14,139	13,046
1/18	14,424	14,884	13,210
2/18	13,683	14,336	12,562
3/18	13,716	14,048	12,700
4/18	13,823	14,101	12,838
5/18	14,220	14,499	13,366
6/18	14,192	14,594	13,437
7/18	14,598	15,079	13,703
8/18	14,846	15,608	14,015
9/18	14,569	15,634	13,796
10/18	13,280	14,483	12,616
11/18	13,663	14,773	12,854
12/18	12,213	13,398	11,434
1/19	13,549	14,548	12,711
2/19	13,781	15,060	13,108
3/19	13,649	15,279	12,933
4/19	14,126	15,890	13,387
5/19	13,066	14,861	12,377
6/19	14,010	15,905	13,178
7/19	14,118	16,142	13,264
8/19	13,727	15,813	12,618
9/19	14,465	16,090	13,195
10/19	14,563	16,436	13,385
11/19	14,848	17,061	13,714
12/19	15,313	17,554	14,128
1/20	14,726	17,535	13,613
2/20	13,132	16,099	12,300
3/20	9,797	13,885	9,234
4/20	11,031	15,724	10,455
5/20	11,463	16,565	10,932
6/20	11,688	16,944	11,136
7/20	11,960	17,906	11,471
8/20	12,030	19,203	11,992
9/20	11,467	18,504	11,530
10/20	11,860	18,104	11,790
11/20	13,516	20,307	13,853
12/20	14,347	21,220	14,817
1/21	14,438	21,126	15,144
2/21	15,503	21,786	16,492
3/21	16,323	22,567	17,310
4/21	17,188	23,731	18,053
5/21	17,391	23,839	18,420
6/21	17,064	24,427	18,177
7/21	17,237	24,840	17,911
8/21	17,430	25,548	18,288
9/21	17,063	24,402	17,801
10/21	18,073	26,052	18,646
11/21	17,706	25,656	17,997
12/21	18,710	26,666	18,933
1/22	17,931	25,097	17,971
2/22	17,901	24,465	18,264
3/22	17,827	25,258	18,649
4/22	16,665	22,992	17,385
5/22	17,323	22,961	17,718
6/22	15,792	21,040	15,779
7/22	17,381	23,014	17,306
8/22	16,545	22,155	16,763
9/22	15,036	20,101	15,068
10/22	16,457	21,749	16,659
11/22	17,328	22,884	17,496
12/22	16,527	21,544	16,456
1/23	17,972	23,028	18,100
2/23	17,676	22,490	17,588
3/23	16,884	23,091	16,685
4/23	16,950	23,337	16,463
5/23	16,323	23,428	15,993
6/23	17,982	25,028	17,415
7/23	18,821	25,925	18,436
8/23	18,269	25,424	17,726
9/23	17,223	24,213	16,777
10/23	16,492	23,571	15,836
11/23	17,899	25,769	17,273
12/23	19,634	27,136	19,086
1/24	19,342	27,437	18,550
2/24	20,206	28,922	19,294
3/24	21,277	29,855	20,244
4/24	19,992	28,542	18,971
5/24	20,612	29,890	19,771
6/24	20,325	30,815	19,373
7/24	21,831	31,388	20,941
8/24	21,876	32,071	20,941

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	19.74%	9.77%	8.14%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2500 Value Index	18.14%	10.66%	7.67%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,492,132
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 37.3%
  Total Advisory Fees Paid (amount in thousands)$9,435

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.77%
Investment Companies	2.05%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.88%
Industrial	20.96%
Consumer, Cyclical	11.17%
Consumer, Non-cyclical	10.70%
Technology	7.69%
Energy	6.19%
Utilities	4.53%
Basic Materials	3.02%
Money Market Funds	2.05%
Communications	1.63%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARI-0

R-6

PMDHX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$87	0.79%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma (WSM) is the owner of the Williams Sonoma, Pottery Barn, and West Elm brands. WSM reported strong operating margins and raised their operating margin guide driven by a focus on full price selling and greater e-commerce mix. Targa Resources (TRGP) is midstream energy services company and aided results as the company reiterated its 50% year over year dividend increase, indicating management’s confidence in the company’s free cash flow acceleration story. East West Bancorp (EWBC) is the largest Chinese American-focused bank in the U.S. outperformed after affirming its strong credit quality and capital position. CONMED Corp. (CNMD), a provider of products to general and orthopedic surgeons detracted from relative performance due to concerns about Intuitive Surgical’s new DaVinci robot. DENTSPLY SIRONA (XRAY) engages in the design, manufacturing, sales and distribution of professional dental products and technologies.  During the year, the company detracted from relative performance due to soft sales. AGCO Corp. (AGCO) detracted from relative results as investors worried over the weakening demand in the agriculture industry.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $21,981	Russell 3000 Index $32,071	Russell 2500 Value Index $20,941
8/14	10,000	10,000	10,000
9/14	9,469	9,792	9,417
10/14	9,880	10,061	9,835
11/14	9,907	10,305	9,847
12/14	9,921	10,305	9,990
1/15	9,826	10,018	9,737
2/15	10,200	10,598	10,187
3/15	10,150	10,490	10,291
4/15	10,150	10,538	10,144
5/15	10,120	10,683	10,268
6/15	9,889	10,505	10,161
7/15	9,838	10,680	10,010
8/15	9,307	10,036	9,523
9/15	9,054	9,743	9,187
10/15	9,764	10,513	9,731
11/15	9,896	10,571	9,895
12/15	9,594	10,354	9,442
1/16	9,097	9,770	8,863
2/16	9,210	9,767	8,958
3/16	10,071	10,454	9,756
4/16	10,375	10,519	9,946
5/16	10,617	10,707	10,122
6/16	10,663	10,729	10,182
7/16	11,196	11,155	10,646
8/16	11,440	11,183	10,741
9/16	11,423	11,201	10,811
10/16	11,254	10,959	10,488
11/16	12,065	11,449	11,493
12/16	12,472	11,673	11,821
1/17	12,697	11,892	11,886
2/17	13,008	12,335	12,108
3/17	12,901	12,343	12,013
4/17	13,017	12,474	12,001
5/17	12,846	12,601	11,740
6/17	13,106	12,715	12,052
7/17	13,254	12,955	12,145
8/17	12,996	12,980	11,935
9/17	13,637	13,296	12,514
10/17	13,762	13,587	12,582
11/17	14,131	13,999	12,994
12/17	14,137	14,139	13,046
1/18	14,417	14,884	13,210
2/18	13,685	14,336	12,562
3/18	13,749	14,048	12,700
4/18	13,856	14,101	12,838
5/18	14,244	14,499	13,366
6/18	14,222	14,594	13,437
7/18	14,618	15,079	13,703
8/18	14,867	15,608	14,015
9/18	14,587	15,634	13,796
10/18	13,293	14,483	12,616
11/18	13,674	14,773	12,854
12/18	12,232	13,398	11,434
1/19	13,563	14,548	12,711
2/19	13,804	15,060	13,108
3/19	13,665	15,279	12,933
4/19	14,150	15,890	13,387
5/19	13,094	14,861	12,377
6/19	14,028	15,905	13,178
7/19	14,145	16,142	13,264
8/19	13,745	15,813	12,618
9/19	14,494	16,090	13,195
10/19	14,592	16,436	13,385
11/19	14,876	17,061	13,714
12/19	15,343	17,554	14,128
1/20	14,746	17,535	13,613
2/20	13,157	16,099	12,300
3/20	9,823	13,885	9,234
4/20	11,055	15,724	10,455
5/20	11,496	16,565	10,932
6/20	11,722	16,944	11,136
7/20	11,993	17,906	11,471
8/20	12,063	19,203	11,992
9/20	11,493	18,504	11,530
10/20	11,895	18,104	11,790
11/20	13,557	20,307	13,853
12/20	14,389	21,220	14,817
1/21	14,480	21,126	15,144
2/21	15,553	21,786	16,492
3/21	16,376	22,567	17,310
4/21	17,239	23,731	18,053
5/21	17,442	23,839	18,420
6/21	17,118	24,427	18,177
7/21	17,301	24,840	17,911
8/21	17,494	25,548	18,288
9/21	17,130	24,402	17,801
10/21	18,139	26,052	18,646
11/21	17,772	25,656	17,997
12/21	18,778	26,666	18,933
1/22	18,000	25,097	17,971
2/22	17,959	24,465	18,264
3/22	17,887	25,258	18,649
4/22	16,727	22,992	17,385
5/22	17,384	22,961	17,718
6/22	15,847	21,040	15,779
7/22	17,445	23,014	17,306
8/22	16,610	22,155	16,763
9/22	15,094	20,101	15,068
10/22	16,524	21,749	16,659
11/22	17,394	22,884	17,496
12/22	16,596	21,544	16,456
1/23	18,050	23,028	18,100
2/23	17,744	22,490	17,588
3/23	16,955	23,091	16,685
4/23	17,021	23,337	16,463
5/23	16,395	23,428	15,993
6/23	18,065	25,028	17,415
7/23	18,915	25,925	18,436
8/23	18,352	25,424	17,726
9/23	17,299	24,213	16,777
10/23	16,568	23,571	15,836
11/23	17,986	25,769	17,273
12/23	19,734	27,136	19,086
1/24	19,442	27,437	18,550
2/24	20,306	28,922	19,294
3/24	21,378	29,855	20,244
4/24	20,083	28,542	18,971
5/24	20,714	29,890	19,771
6/24	20,430	30,815	19,373
7/24	21,947	31,388	20,941
8/24	21,981	32,071	20,941

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	19.77%	9.84%	8.19%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2500 Value Index	18.14%	10.66%	7.67%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 6, 2011.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,492,132
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate 37.3%
  Total Advisory Fees Paid (amount in thousands)$9,435

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.77%
Investment Companies	2.05%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.88%
Industrial	20.96%
Consumer, Cyclical	11.17%
Consumer, Non-cyclical	10.70%
Technology	7.69%
Energy	6.19%
Utilities	4.53%
Basic Materials	3.02%
Money Market Funds	2.05%
Communications	1.63%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARR6-0

Class A

PPSAX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.04%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $14,132	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	9,626	10,000	10,000
9/14	9,557	9,721	9,924
10/14	9,637	9,722	10,021
11/14	9,717	9,687	10,106
12/14	9,699	9,620	10,094
1/15	9,851	9,605	10,256
2/15	9,928	9,527	10,339
3/15	10,005	9,435	10,405
4/15	10,025	9,536	10,441
5/15	9,990	9,365	10,444
6/15	9,896	9,324	10,346
7/15	10,001	9,345	10,450
8/15	9,979	9,356	10,399
9/15	9,960	9,404	10,406
10/15	10,117	9,423	10,584
11/15	10,135	9,267	10,628
12/15	10,154	9,317	10,643
1/16	10,114	9,397	10,606
2/16	9,963	9,607	10,492
3/16	10,144	9,866	10,728
4/16	10,244	9,997	10,851
5/16	10,351	9,863	10,998
6/16	10,389	10,152	11,083
7/16	10,569	10,228	11,297
8/16	10,667	10,178	11,406
9/16	10,644	10,234	11,347
10/16	10,685	9,950	11,346
11/16	10,458	9,555	10,997
12/16	10,497	9,511	11,048
1/17	10,707	9,618	11,283
2/17	10,874	9,664	11,497
3/17	10,914	9,678	11,552
4/17	11,086	9,788	11,712
5/17	11,194	9,939	11,835
6/17	11,321	9,930	11,958
7/17	11,418	10,097	12,050
8/17	11,447	10,197	12,095
9/17	11,480	10,106	12,138
10/17	11,556	10,067	12,184
11/17	11,555	10,179	12,192
12/17	11,571	10,214	12,214
1/18	11,514	10,336	12,081
2/18	11,469	10,244	12,084
3/18	11,436	10,353	12,067
4/18	11,392	10,188	12,007
5/18	11,336	10,110	12,041
6/18	11,348	10,065	12,094
7/18	11,427	10,048	12,171
8/18	11,483	10,059	12,290
9/18	11,441	9,972	12,223
10/18	11,320	9,861	12,040
11/18	11,155	9,892	11,820
12/18	11,020	10,092	11,671
1/19	11,449	10,245	12,274
2/19	11,599	10,186	12,479
3/19	11,727	10,314	12,642
4/19	11,879	10,283	12,815
5/19	11,903	10,423	12,858
6/19	12,130	10,654	13,077
7/19	12,283	10,624	13,295
8/19	12,378	10,840	13,424
9/19	12,482	10,730	13,512
10/19	12,623	10,801	13,647
11/19	12,687	10,720	13,648
12/19	12,801	10,782	13,817
1/20	12,966	10,920	13,984
2/20	12,788	10,993	13,684
3/20	11,225	10,747	12,233
4/20	12,009	10,958	13,177
5/20	12,239	11,006	13,428
6/20	12,358	11,104	13,450
7/20	12,740	11,458	13,999
8/20	12,969	11,440	14,247
9/20	12,890	11,399	14,133
10/20	12,951	11,410	14,222
11/20	13,330	11,617	14,643
12/20	13,473	11,774	14,870
1/21	13,451	11,670	14,760
2/21	13,415	11,469	14,640
3/21	13,457	11,248	14,809
4/21	13,641	11,390	15,000
5/21	13,685	11,497	15,088
6/21	13,819	11,396	15,289
7/21	13,875	11,548	15,355
8/21	13,917	11,500	15,385
9/21	13,915	11,295	15,382
10/21	13,864	11,268	15,368
11/21	13,721	11,235	15,155
12/21	13,845	11,219	15,380
1/22	13,610	10,989	15,001
2/22	13,224	10,859	14,526
3/22	13,135	10,528	14,406
4/22	12,751	9,951	13,789
5/22	12,651	9,978	13,828
6/22	12,145	9,658	13,251
7/22	12,697	9,864	13,945
8/22	12,486	9,474	13,624
9/22	11,959	8,988	13,092
10/22	11,954	8,926	12,784
11/22	12,239	9,346	13,247
12/22	12,323	9,396	13,096
1/23	12,946	9,705	14,227
2/23	12,770	9,382	13,955
3/23	12,074	9,679	13,292
4/23	12,220	9,722	13,496
5/23	12,182	9,532	13,338
6/23	12,301	9,531	13,471
7/23	12,564	9,597	13,687
8/23	12,515	9,466	13,599
9/23	12,418	9,189	13,444
10/23	12,222	9,079	13,039
11/23	12,723	9,537	13,870
12/23	13,096	9,933	14,313
1/24	13,337	9,796	14,686
2/24	13,403	9,673	14,812
3/24	13,574	9,726	14,963
4/24	13,449	9,481	14,655
5/24	13,666	9,605	14,942
6/24	13,764	9,619	15,034
7/24	13,925	9,885	15,183
8/24	14,132	10,119	15,578

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	12.92%	2.69%	3.91%
Class A Shares Including Sales Charge	8.67%	1.91%	3.52%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,234,456
  Total Number of Portfolio Holdings331
  Portfolio Turnover Rate 22.3%
  Total Advisory Fees Paid (amount in thousands)$41,060

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	83.91%
Utilities	6.22%
Energy	3.37%
Money Market Funds	3.08%
Government	1.08%
Exchange-Traded Funds	0.80%
Industrial	0.75%
Communications	0.58%
Consumer, Non-cyclical	0.54%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARA-0

Class C

PRFCX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.80%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $13,814	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,921	9,721	9,924
10/14	9,998	9,722	10,021
11/14	10,075	9,687	10,106
12/14	10,051	9,620	10,094
1/15	10,202	9,605	10,256
2/15	10,275	9,527	10,339
3/15	10,348	9,435	10,405
4/15	10,353	9,536	10,441
5/15	10,320	9,365	10,444
6/15	10,217	9,324	10,346
7/15	10,318	9,345	10,450
8/15	10,290	9,356	10,399
9/15	10,264	9,404	10,406
10/15	10,419	9,423	10,584
11/15	10,432	9,267	10,628
12/15	10,435	9,317	10,643
1/16	10,397	9,397	10,606
2/16	10,236	9,607	10,492
3/16	10,414	9,866	10,728
4/16	10,501	9,997	10,851
5/16	10,615	9,863	10,998
6/16	10,646	10,152	11,083
7/16	10,825	10,228	11,297
8/16	10,919	10,178	11,406
9/16	10,888	10,234	11,347
10/16	10,924	9,950	11,346
11/16	10,674	9,555	10,997
12/16	10,719	9,511	11,048
1/17	10,916	9,618	11,283
2/17	11,091	9,664	11,497
3/17	11,125	9,678	11,552
4/17	11,283	9,788	11,712
5/17	11,397	9,939	11,835
6/17	11,518	9,930	11,958
7/17	11,599	10,097	12,050
8/17	11,631	10,197	12,095
9/17	11,646	10,106	12,138
10/17	11,717	10,067	12,184
11/17	11,708	10,179	12,192
12/17	11,727	10,214	12,214
1/18	11,663	10,336	12,081
2/18	11,611	10,244	12,084
3/18	11,558	10,353	12,067
4/18	11,506	10,188	12,007
5/18	11,454	10,110	12,041
6/18	11,458	10,065	12,094
7/18	11,520	10,048	12,171
8/18	11,581	10,059	12,290
9/18	11,532	9,972	12,223
10/18	11,402	9,861	12,040
11/18	11,217	9,892	11,820
12/18	11,086	10,092	11,671
1/19	11,510	10,245	12,274
2/19	11,654	10,186	12,479
3/19	11,764	10,314	12,642
4/19	11,921	10,283	12,815
5/19	11,925	10,423	12,858
6/19	12,157	10,654	13,077
7/19	12,301	10,624	13,295
8/19	12,388	10,840	13,424
9/19	12,483	10,730	13,512
10/19	12,616	10,801	13,647
11/19	12,673	10,720	13,648
12/19	12,777	10,782	13,817
1/20	12,934	10,920	13,984
2/20	12,748	10,993	13,684
3/20	11,180	10,747	12,233
4/20	11,968	10,958	13,177
5/20	12,178	11,006	13,428
6/20	12,288	11,104	13,450
7/20	12,658	11,458	13,999
8/20	12,878	11,440	14,247
9/20	12,804	11,399	14,133
10/20	12,843	11,410	14,222
11/20	13,212	11,617	14,643
12/20	13,342	11,774	14,870
1/21	13,325	11,670	14,760
2/21	13,269	11,469	14,640
3/21	13,302	11,248	14,809
4/21	13,473	11,390	15,000
5/21	13,521	11,497	15,088
6/21	13,632	11,396	15,289
7/21	13,678	11,548	15,355
8/21	13,725	11,500	15,385
9/21	13,714	11,295	15,382
10/21	13,655	11,268	15,368
11/21	13,506	11,235	15,155
12/21	13,604	11,219	15,380
1/22	13,365	10,989	15,001
2/22	12,991	10,859	14,526
3/22	12,895	10,528	14,406
4/22	12,496	9,951	13,789
5/22	12,403	9,978	13,828
6/22	11,899	9,658	13,251
7/22	12,433	9,864	13,945
8/22	12,219	9,474	13,624
9/22	11,690	8,988	13,092
10/22	11,685	8,926	12,784
11/22	11,964	9,346	13,247
12/22	12,046	9,396	13,096
1/23	12,654	9,705	14,227
2/23	12,483	9,382	13,955
3/23	11,802	9,679	13,292
4/23	11,945	9,722	13,496
5/23	11,908	9,532	13,338
6/23	12,024	9,531	13,471
7/23	12,282	9,597	13,687
8/23	12,233	9,466	13,599
9/23	12,139	9,189	13,444
10/23	11,947	9,079	13,039
11/23	12,436	9,537	13,870
12/23	12,801	9,933	14,313
1/24	13,037	9,796	14,686
2/24	13,101	9,673	14,812
3/24	13,268	9,726	14,963
4/24	13,146	9,481	14,655
5/24	13,358	9,605	14,942
6/24	13,454	9,619	15,034
7/24	13,611	9,885	15,183
8/24	13,814	10,119	15,578

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	12.18%	1.91%	3.28%
Class C Shares Including Sales Charge	11.18%	1.91%	3.28%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,234,456
  Total Number of Portfolio Holdings331
  Portfolio Turnover Rate 22.3%
  Total Advisory Fees Paid (amount in thousands)$41,060

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	83.91%
Utilities	6.22%
Energy	3.37%
Money Market Funds	3.08%
Government	1.08%
Exchange-Traded Funds	0.80%
Industrial	0.75%
Communications	0.58%
Consumer, Non-cyclical	0.54%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARC-0

Class J

PPSJX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$105	0.99%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $14,696	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,925	9,721	9,924
10/14	10,009	9,722	10,021
11/14	10,093	9,687	10,106
12/14	10,074	9,620	10,094
1/15	10,225	9,605	10,256
2/15	10,305	9,527	10,339
3/15	10,376	9,435	10,405
4/15	10,397	9,536	10,441
5/15	10,370	9,365	10,444
6/15	10,270	9,324	10,346
7/15	10,381	9,345	10,450
8/15	10,359	9,356	10,399
9/15	10,328	9,404	10,406
10/15	10,495	9,423	10,584
11/15	10,514	9,267	10,628
12/15	10,534	9,317	10,643
1/16	10,492	9,397	10,606
2/16	10,343	9,607	10,492
3/16	10,524	9,866	10,728
4/16	10,630	9,997	10,851
5/16	10,744	9,863	10,998
6/16	10,784	10,152	11,083
7/16	10,977	10,228	11,297
8/16	11,070	10,178	11,406
9/16	11,045	10,234	11,347
10/16	11,089	9,950	11,346
11/16	10,848	9,555	10,997
12/16	10,902	9,511	11,048
1/17	11,115	9,618	11,283
2/17	11,282	9,664	11,497
3/17	11,337	9,678	11,552
4/17	11,509	9,788	11,712
5/17	11,625	9,939	11,835
6/17	11,762	9,930	11,958
7/17	11,854	10,097	12,050
8/17	11,886	10,197	12,095
9/17	11,922	10,106	12,138
10/17	12,004	10,067	12,184
11/17	11,992	10,179	12,192
12/17	12,021	10,214	12,214
1/18	11,962	10,336	12,081
2/18	11,915	10,244	12,084
3/18	11,879	10,353	12,067
4/18	11,834	10,188	12,007
5/18	11,786	10,110	12,041
6/18	11,787	10,065	12,094
7/18	11,871	10,048	12,171
8/18	11,931	10,059	12,290
9/18	11,886	9,972	12,223
10/18	11,769	9,861	12,040
11/18	11,581	9,892	11,820
12/18	11,450	10,092	11,671
1/19	11,895	10,245	12,274
2/19	12,044	10,186	12,479
3/19	12,180	10,314	12,642
4/19	12,343	10,283	12,815
5/19	12,368	10,423	12,858
6/19	12,598	10,654	13,077
7/19	12,761	10,624	13,295
8/19	12,855	10,840	13,424
9/19	12,950	10,730	13,512
10/19	13,113	10,801	13,647
11/19	13,168	10,720	13,648
12/19	13,289	10,782	13,817
1/20	13,452	10,920	13,984
2/20	13,274	10,993	13,684
3/20	11,655	10,747	12,233
4/20	12,467	10,958	13,177
5/20	12,700	11,006	13,428
6/20	12,827	11,104	13,450
7/20	13,222	11,458	13,999
8/20	13,455	11,440	14,247
9/20	13,386	11,399	14,133
10/20	13,450	11,410	14,222
11/20	13,829	11,617	14,643
12/20	13,981	11,774	14,870
1/21	13,970	11,670	14,760
2/21	13,918	11,469	14,640
3/21	13,963	11,248	14,809
4/21	14,161	11,390	15,000
5/21	14,208	11,497	15,088
6/21	14,340	11,396	15,289
7/21	14,403	11,548	15,355
8/21	14,465	11,500	15,385
9/21	14,449	11,295	15,382
10/21	14,410	11,268	15,368
11/21	14,257	11,235	15,155
12/21	14,376	11,219	15,380
1/22	14,139	10,989	15,001
2/22	13,739	10,859	14,526
3/22	13,644	10,528	14,406
4/22	13,232	9,951	13,789
5/22	13,139	9,978	13,828
6/22	12,626	9,658	13,251
7/22	13,190	9,864	13,945
8/22	12,964	9,474	13,624
9/22	12,427	8,988	13,092
10/22	12,422	8,926	12,784
11/22	12,714	9,346	13,247
12/22	12,805	9,396	13,096
1/23	13,443	9,705	14,227
2/23	13,255	9,382	13,955
3/23	12,537	9,679	13,292
4/23	12,694	9,722	13,496
5/23	12,668	9,532	13,338
6/23	12,781	9,531	13,471
7/23	13,049	9,597	13,687
8/23	12,994	9,466	13,599
9/23	12,906	9,189	13,444
10/23	12,695	9,079	13,039
11/23	13,218	9,537	13,870
12/23	13,604	9,933	14,313
1/24	13,865	9,796	14,686
2/24	13,921	9,673	14,812
3/24	14,105	9,726	14,963
4/24	13,971	9,481	14,655
5/24	14,190	9,605	14,942
6/24	14,297	9,619	15,034
7/24	14,473	9,885	15,183
8/24	14,696	10,119	15,578

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	13.10%	2.71%	3.92%
Class J Shares Including Sales Charge	12.10%	2.71%	3.92%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,234,456
  Total Number of Portfolio Holdings331
  Portfolio Turnover Rate 22.3%
  Total Advisory Fees Paid (amount in thousands)$41,060

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	83.91%
Utilities	6.22%
Energy	3.37%
Money Market Funds	3.08%
Government	1.08%
Exchange-Traded Funds	0.80%
Industrial	0.75%
Communications	0.58%
Consumer, Non-cyclical	0.54%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARJ-0

Institutional

PPSIX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$85	0.80%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $15,072	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,921	9,721	9,924
10/14	10,016	9,722	10,021
11/14	10,102	9,687	10,106
12/14	10,076	9,620	10,094
1/15	10,239	9,605	10,256
2/15	10,321	9,527	10,339
3/15	10,404	9,435	10,405
4/15	10,429	9,536	10,441
5/15	10,394	9,365	10,444
6/15	10,299	9,324	10,346
7/15	10,411	9,345	10,450
8/15	10,391	9,356	10,399
9/15	10,374	9,404	10,406
10/15	10,541	9,423	10,584
11/15	10,563	9,267	10,628
12/15	10,584	9,317	10,643
1/16	10,546	9,397	10,606
2/16	10,390	9,607	10,492
3/16	10,582	9,866	10,728
4/16	10,679	9,997	10,851
5/16	10,805	9,863	10,998
6/16	10,848	10,152	11,083
7/16	11,040	10,228	11,297
8/16	11,146	10,178	11,406
9/16	11,124	10,234	11,347
10/16	11,159	9,950	11,346
11/16	10,923	9,555	10,997
12/16	10,979	9,511	11,048
1/17	11,191	9,618	11,283
2/17	11,369	9,664	11,497
3/17	11,426	9,678	11,552
4/17	11,600	9,788	11,712
5/17	11,727	9,939	11,835
6/17	11,853	9,930	11,958
7/17	11,957	10,097	12,050
8/17	11,990	10,197	12,095
9/17	12,028	10,106	12,138
10/17	12,111	10,067	12,184
11/17	12,112	10,179	12,192
12/17	12,132	10,214	12,214
1/18	12,075	10,336	12,081
2/18	12,030	10,244	12,084
3/18	11,997	10,353	12,067
4/18	11,954	10,188	12,007
5/18	11,897	10,110	12,041
6/18	11,912	10,065	12,094
7/18	11,998	10,048	12,171
8/18	12,060	10,059	12,290
9/18	12,018	9,972	12,223
10/18	11,905	9,861	12,040
11/18	11,722	9,892	11,820
12/18	11,581	10,092	11,671
1/19	12,037	10,245	12,274
2/19	12,199	10,186	12,479
3/19	12,324	10,314	12,642
4/19	12,501	10,283	12,815
5/19	12,516	10,423	12,858
6/19	12,759	10,654	13,077
7/19	12,923	10,624	13,295
8/19	13,039	10,840	13,424
9/19	13,139	10,730	13,512
10/19	13,304	10,801	13,647
11/19	13,375	10,720	13,648
12/19	13,486	10,782	13,817
1/20	13,664	10,920	13,984
2/20	13,490	10,993	13,684
3/20	11,833	10,747	12,233
4/20	12,669	10,958	13,177
5/20	12,916	11,006	13,428
6/20	13,032	11,104	13,450
7/20	13,441	11,458	13,999
8/20	13,686	11,440	14,247
9/20	13,619	11,399	14,133
10/20	13,672	11,410	14,222
11/20	14,065	11,617	14,643
12/20	14,220	11,774	14,870
1/21	14,213	11,670	14,760
2/21	14,177	11,469	14,640
3/21	14,225	11,248	14,809
4/21	14,411	11,390	15,000
5/21	14,474	11,497	15,088
6/21	14,605	11,396	15,289
7/21	14,668	11,548	15,355
8/21	14,731	11,500	15,385
9/21	14,731	11,295	15,382
10/21	14,681	11,268	15,368
11/21	14,531	11,235	15,155
12/21	14,652	11,219	15,380
1/22	14,404	10,989	15,001
2/22	14,009	10,859	14,526
3/22	13,917	10,528	14,406
4/22	13,509	9,951	13,789
5/22	13,405	9,978	13,828
6/22	12,881	9,658	13,251
7/22	13,460	9,864	13,945
8/22	13,237	9,474	13,624
9/22	12,691	8,988	13,092
10/22	12,688	8,926	12,784
11/22	12,981	9,346	13,247
12/22	13,089	9,396	13,096
1/23	13,742	9,705	14,227
2/23	13,557	9,382	13,955
3/23	12,814	9,679	13,292
4/23	12,973	9,722	13,496
5/23	12,951	9,532	13,338
6/23	13,066	9,531	13,471
7/23	13,351	9,597	13,687
8/23	13,300	9,466	13,599
9/23	13,215	9,189	13,444
10/23	12,991	9,079	13,039
11/23	13,547	9,537	13,870
12/23	13,934	9,933	14,313
1/24	14,197	9,796	14,686
2/24	14,255	9,673	14,812
3/24	14,457	9,726	14,963
4/24	14,325	9,481	14,655
5/24	14,546	9,605	14,942
6/24	14,654	9,619	15,034
7/24	14,829	9,885	15,183
8/24	15,072	10,119	15,578

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	13.32%	2.94%	4.19%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,234,456
  Total Number of Portfolio Holdings331
  Portfolio Turnover Rate 22.3%
  Total Advisory Fees Paid (amount in thousands)$41,060

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	83.91%
Utilities	6.22%
Energy	3.37%
Money Market Funds	3.08%
Government	1.08%
Exchange-Traded Funds	0.80%
Industrial	0.75%
Communications	0.58%
Consumer, Non-cyclical	0.54%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARI-0

PUSAX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$168	1.58%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $13,936	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,923	9,721	9,924
10/14	10,012	9,722	10,021
11/14	10,090	9,687	10,106
12/14	10,058	9,620	10,094
1/15	10,212	9,605	10,256
2/15	10,288	9,527	10,339
3/15	10,355	9,435	10,405
4/15	10,372	9,536	10,441
5/15	10,341	9,365	10,444
6/15	10,238	9,324	10,346
7/15	10,343	9,345	10,450
8/15	10,316	9,356	10,399
9/15	10,283	9,404	10,406
10/15	10,452	9,423	10,584
11/15	10,467	9,267	10,628
12/15	10,472	9,317	10,643
1/16	10,435	9,397	10,606
2/16	10,275	9,607	10,492
3/16	10,447	9,866	10,728
4/16	10,547	9,997	10,851
5/16	10,665	9,863	10,998
6/16	10,699	10,152	11,083
7/16	10,872	10,228	11,297
8/16	10,968	10,178	11,406
9/16	10,940	10,234	11,347
10/16	10,978	9,950	11,346
11/16	10,737	9,555	10,997
12/16	10,775	9,511	11,048
1/17	10,976	9,618	11,283
2/17	11,146	9,664	11,497
3/17	11,193	9,678	11,552
4/17	11,357	9,788	11,712
5/17	11,475	9,939	11,835
6/17	11,590	9,930	11,958
7/17	11,685	10,097	12,050
8/17	11,709	10,197	12,095
9/17	11,738	10,106	12,138
10/17	11,812	10,067	12,184
11/17	11,793	10,179	12,192
12/17	11,816	10,214	12,214
1/18	11,753	10,336	12,081
2/18	11,701	10,244	12,084
3/18	11,662	10,353	12,067
4/18	11,612	10,188	12,007
5/18	11,548	10,110	12,041
6/18	11,556	10,065	12,094
7/18	11,632	10,048	12,171
8/18	11,685	10,059	12,290
9/18	11,637	9,972	12,223
10/18	11,519	9,861	12,040
11/18	11,333	9,892	11,820
12/18	11,201	10,092	11,671
1/19	11,625	10,245	12,274
2/19	11,774	10,186	12,479
3/19	11,889	10,314	12,642
4/19	12,052	10,283	12,815
5/19	12,059	10,423	12,858
6/19	12,287	10,654	13,077
7/19	12,437	10,624	13,295
8/19	12,530	10,840	13,424
9/19	12,630	10,730	13,512
10/19	12,768	10,801	13,647
11/19	12,827	10,720	13,648
12/19	12,935	10,782	13,817
1/20	13,099	10,920	13,984
2/20	12,923	10,993	13,684
3/20	11,332	10,747	12,233
4/20	12,116	10,958	13,177
5/20	12,346	11,006	13,428
6/20	12,449	11,104	13,450
7/20	12,834	11,458	13,999
8/20	13,061	11,440	14,247
9/20	12,976	11,399	14,133
10/20	13,032	11,410	14,222
11/20	13,400	11,617	14,643
12/20	13,538	11,774	14,870
1/21	13,523	11,670	14,760
2/21	13,468	11,469	14,640
3/21	13,504	11,248	14,809
4/21	13,686	11,390	15,000
5/21	13,725	11,497	15,088
6/21	13,841	11,396	15,289
7/21	13,905	11,548	15,355
8/21	13,943	11,500	15,385
9/21	13,934	11,295	15,382
10/21	13,876	11,268	15,368
11/21	13,725	11,235	15,155
12/21	13,830	11,219	15,380
1/22	13,600	10,989	15,001
2/22	13,203	10,859	14,526
3/22	13,121	10,528	14,406
4/22	12,712	9,951	13,789
5/22	12,619	9,978	13,828
6/22	12,115	9,658	13,251
7/22	12,654	9,864	13,945
8/22	12,435	9,474	13,624
9/22	11,910	8,988	13,092
10/22	11,900	8,926	12,784
11/22	12,170	9,346	13,247
12/22	12,262	9,396	13,096
1/23	12,856	9,705	14,227
2/23	12,688	9,382	13,955
3/23	11,980	9,679	13,292
4/23	12,123	9,722	13,496
5/23	12,094	9,532	13,338
6/23	12,194	9,531	13,471
7/23	12,454	9,597	13,687
8/23	12,398	9,466	13,599
9/23	12,310	9,189	13,444
10/23	12,093	9,079	13,039
11/23	12,591	9,537	13,870
12/23	12,960	9,933	14,313
1/24	13,197	9,796	14,686
2/24	13,243	9,673	14,812
3/24	13,409	9,726	14,963
4/24	13,276	9,481	14,655
5/24	13,488	9,605	14,942
6/24	13,581	9,619	15,034
7/24	13,720	9,885	15,183
8/24	13,936	10,119	15,578

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	12.40%	2.15%	3.37%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,234,456
  Total Number of Portfolio Holdings331
  Portfolio Turnover Rate 22.3%
  Total Advisory Fees Paid (amount in thousands)$41,060

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	83.91%
Utilities	6.22%
Energy	3.37%
Money Market Funds	3.08%
Government	1.08%
Exchange-Traded Funds	0.80%
Industrial	0.75%
Communications	0.58%
Consumer, Non-cyclical	0.54%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARR1-0

PNARX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$135	1.27%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $14,390	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,925	9,721	9,924
10/14	10,007	9,722	10,021
11/14	10,090	9,687	10,106
12/14	10,070	9,620	10,094
1/15	10,228	9,605	10,256
2/15	10,296	9,527	10,339
3/15	10,375	9,435	10,405
4/15	10,395	9,536	10,441
5/15	10,356	9,365	10,444
6/15	10,256	9,324	10,346
7/15	10,365	9,345	10,450
8/15	10,340	9,356	10,399
9/15	10,319	9,404	10,406
10/15	10,481	9,423	10,584
11/15	10,499	9,267	10,628
12/15	10,506	9,317	10,643
1/16	10,473	9,397	10,606
2/16	10,313	9,607	10,492
3/16	10,500	9,866	10,728
4/16	10,593	9,997	10,851
5/16	10,714	9,863	10,998
6/16	10,751	10,152	11,083
7/16	10,928	10,228	11,297
8/16	11,029	10,178	11,406
9/16	11,002	10,234	11,347
10/16	11,043	9,950	11,346
11/16	10,804	9,555	10,997
12/16	10,855	9,511	11,048
1/17	11,061	9,618	11,283
2/17	11,234	9,664	11,497
3/17	11,275	9,678	11,552
4/17	11,442	9,788	11,712
5/17	11,564	9,939	11,835
6/17	11,683	9,930	11,958
7/17	11,782	10,097	12,050
8/17	11,810	10,197	12,095
9/17	11,842	10,106	12,138
10/17	11,920	10,067	12,184
11/17	11,905	10,179	12,192
12/17	11,931	10,214	12,214
1/18	11,870	10,336	12,081
2/18	11,821	10,244	12,084
3/18	11,784	10,353	12,067
4/18	11,736	10,188	12,007
5/18	11,676	10,110	12,041
6/18	11,686	10,065	12,094
7/18	11,767	10,048	12,171
8/18	11,823	10,059	12,290
9/18	11,778	9,972	12,223
10/18	11,661	9,861	12,040
11/18	11,476	9,892	11,820
12/18	11,345	10,092	11,671
1/19	11,778	10,245	12,274
2/19	11,933	10,186	12,479
3/19	12,053	10,314	12,642
4/19	12,221	10,283	12,815
5/19	12,232	10,423	12,858
6/19	12,466	10,654	13,077
7/19	12,622	10,624	13,295
8/19	12,719	10,840	13,424
9/19	12,825	10,730	13,512
10/19	12,970	10,801	13,647
11/19	13,034	10,720	13,648
12/19	13,138	10,782	13,817
1/20	13,308	10,920	13,984
2/20	13,132	10,993	13,684
3/20	11,527	10,747	12,233
4/20	12,329	10,958	13,177
5/20	12,552	11,006	13,428
6/20	12,673	11,104	13,450
7/20	13,068	11,458	13,999
8/20	13,290	11,440	14,247
9/20	13,220	11,399	14,133
10/20	13,280	11,410	14,222
11/20	13,660	11,617	14,643
12/20	13,791	11,774	14,870
1/21	13,779	11,670	14,760
2/21	13,740	11,469	14,640
3/21	13,782	11,248	14,809
4/21	13,957	11,390	15,000
5/21	14,014	11,497	15,088
6/21	14,136	11,396	15,289
7/21	14,192	11,548	15,355
8/21	14,247	11,500	15,385
9/21	14,227	11,295	15,382
10/21	14,186	11,268	15,368
11/21	14,021	11,235	15,155
12/21	14,146	11,219	15,380
1/22	13,900	10,989	15,001
2/22	13,510	10,859	14,526
3/22	13,416	10,528	14,406
4/22	13,014	9,951	13,789
5/22	12,908	9,978	13,828
6/22	12,409	9,658	13,251
7/22	12,965	9,864	13,945
8/22	12,747	9,474	13,624
9/22	12,211	8,988	13,092
10/22	12,204	8,926	12,784
11/22	12,484	9,346	13,247
12/22	12,568	9,396	13,096
1/23	13,197	9,705	14,227
2/23	13,013	9,382	13,955
3/23	12,302	9,679	13,292
4/23	12,452	9,722	13,496
5/23	12,441	9,532	13,338
6/23	12,544	9,531	13,471
7/23	12,815	9,597	13,687
8/23	12,762	9,466	13,599
9/23	12,674	9,189	13,444
10/23	12,453	9,079	13,039
11/23	12,985	9,537	13,870
12/23	13,354	9,933	14,313
1/24	13,602	9,796	14,686
2/24	13,652	9,673	14,812
3/24	13,842	9,726	14,963
4/24	13,710	9,481	14,655
5/24	13,917	9,605	14,942
6/24	14,016	9,619	15,034
7/24	14,178	9,885	15,183
8/24	14,390	10,119	15,578

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	12.76%	2.50%	3.71%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,234,456
  Total Number of Portfolio Holdings331
  Portfolio Turnover Rate 22.3%
  Total Advisory Fees Paid (amount in thousands)$41,060

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	83.91%
Utilities	6.22%
Energy	3.37%
Money Market Funds	3.08%
Government	1.08%
Exchange-Traded Funds	0.80%
Industrial	0.75%
Communications	0.58%
Consumer, Non-cyclical	0.54%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARR3-0

PQARX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$115	1.08%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $14,638	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,917	9,721	9,924
10/14	10,011	9,722	10,021
11/14	10,095	9,687	10,106
12/14	10,067	9,620	10,094
1/15	10,227	9,605	10,256
2/15	10,297	9,527	10,339
3/15	10,378	9,435	10,405
4/15	10,400	9,536	10,441
5/15	10,373	9,365	10,444
6/15	10,264	9,324	10,346
7/15	10,374	9,345	10,450
8/15	10,352	9,356	10,399
9/15	10,332	9,404	10,406
10/15	10,496	9,423	10,584
11/15	10,516	9,267	10,628
12/15	10,524	9,317	10,643
1/16	10,492	9,397	10,606
2/16	10,334	9,607	10,492
3/16	10,523	9,866	10,728
4/16	10,618	9,997	10,851
5/16	10,741	9,863	10,998
6/16	10,780	10,152	11,083
7/16	10,959	10,228	11,297
8/16	11,062	10,178	11,406
9/16	11,038	10,234	11,347
10/16	11,080	9,950	11,346
11/16	10,842	9,555	10,997
12/16	10,894	9,511	11,048
1/17	11,104	9,618	11,283
2/17	11,281	9,664	11,497
3/17	11,323	9,678	11,552
4/17	11,493	9,788	11,712
5/17	11,618	9,939	11,835
6/17	11,740	9,930	11,958
7/17	11,840	10,097	12,050
8/17	11,870	10,197	12,095
9/17	11,904	10,106	12,138
10/17	11,984	10,067	12,184
11/17	11,983	10,179	12,192
12/17	11,999	10,214	12,214
1/18	11,940	10,336	12,081
2/18	11,893	10,244	12,084
3/18	11,857	10,353	12,067
4/18	11,811	10,188	12,007
5/18	11,752	10,110	12,041
6/18	11,764	10,065	12,094
7/18	11,847	10,048	12,171
8/18	11,907	10,059	12,290
9/18	11,862	9,972	12,223
10/18	11,746	9,861	12,040
11/18	11,561	9,892	11,820
12/18	11,431	10,092	11,671
1/19	11,870	10,245	12,274
2/19	12,028	10,186	12,479
3/19	12,151	10,314	12,642
4/19	12,324	10,283	12,815
5/19	12,336	10,423	12,858
6/19	12,575	10,654	13,077
7/19	12,735	10,624	13,295
8/19	12,835	10,840	13,424
9/19	12,931	10,730	13,512
10/19	13,091	10,801	13,647
11/19	13,159	10,720	13,648
12/19	13,265	10,782	13,817
1/20	13,439	10,920	13,984
2/20	13,264	10,993	13,684
3/20	11,642	10,747	12,233
4/20	12,456	10,958	13,177
5/20	12,685	11,006	13,428
6/20	12,797	11,104	13,450
7/20	13,199	11,458	13,999
8/20	13,440	11,440	14,247
9/20	13,357	11,399	14,133
10/20	13,420	11,410	14,222
11/20	13,807	11,617	14,643
12/20	13,957	11,774	14,870
1/21	13,933	11,670	14,760
2/21	13,895	11,469	14,640
3/21	13,938	11,248	14,809
4/21	14,132	11,390	15,000
5/21	14,179	11,497	15,088
6/21	14,305	11,396	15,289
7/21	14,378	11,548	15,355
8/21	14,423	11,500	15,385
9/21	14,421	11,295	15,382
10/21	14,367	11,268	15,368
11/21	14,215	11,235	15,155
12/21	14,331	11,219	15,380
1/22	14,098	10,989	15,001
2/22	13,704	10,859	14,526
3/22	13,609	10,528	14,406
4/22	13,203	9,951	13,789
5/22	13,098	9,978	13,828
6/22	12,577	9,658	13,251
7/22	13,145	9,864	13,945
8/22	12,922	9,474	13,624
9/22	12,379	8,988	13,092
10/22	12,388	8,926	12,784
11/22	12,675	9,346	13,247
12/22	12,763	9,396	13,096
1/23	13,390	9,705	14,227
2/23	13,219	9,382	13,955
3/23	12,499	9,679	13,292
4/23	12,653	9,722	13,496
5/23	12,613	9,532	13,338
6/23	12,724	9,531	13,471
7/23	13,002	9,597	13,687
8/23	12,949	9,466	13,599
9/23	12,862	9,189	13,444
10/23	12,654	9,079	13,039
11/23	13,183	9,537	13,870
12/23	13,562	9,933	14,313
1/24	13,817	9,796	14,686
2/24	13,871	9,673	14,812
3/24	14,051	9,726	14,963
4/24	13,918	9,481	14,655
5/24	14,148	9,605	14,942
6/24	14,235	9,619	15,034
7/24	14,404	9,885	15,183
8/24	14,638	10,119	15,578

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	13.04%	2.66%	3.88%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,234,456
  Total Number of Portfolio Holdings331
  Portfolio Turnover Rate 22.3%
  Total Advisory Fees Paid (amount in thousands)$41,060

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	83.91%
Utilities	6.22%
Energy	3.37%
Money Market Funds	3.08%
Government	1.08%
Exchange-Traded Funds	0.80%
Industrial	0.75%
Communications	0.58%
Consumer, Non-cyclical	0.54%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARR4-0

PPARX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$102	0.96%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $14,814	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,928	9,721	9,924
10/14	10,013	9,722	10,021
11/14	10,097	9,687	10,106
12/14	10,080	9,620	10,094
1/15	10,241	9,605	10,256
2/15	10,311	9,527	10,339
3/15	10,393	9,435	10,405
4/15	10,416	9,536	10,441
5/15	10,390	9,365	10,444
6/15	10,283	9,324	10,346
7/15	10,394	9,345	10,450
8/15	10,372	9,356	10,399
9/15	10,353	9,404	10,406
10/15	10,518	9,423	10,584
11/15	10,538	9,267	10,628
12/15	10,559	9,317	10,643
1/16	10,518	9,397	10,606
2/16	10,371	9,607	10,492
3/16	10,551	9,866	10,728
4/16	10,657	9,997	10,851
5/16	10,771	9,863	10,998
6/16	10,811	10,152	11,083
7/16	11,001	10,228	11,297
8/16	11,105	10,178	11,406
9/16	11,082	10,234	11,347
10/16	11,126	9,950	11,346
11/16	10,877	9,555	10,997
12/16	10,931	9,511	11,048
1/17	11,141	9,618	11,283
2/17	11,318	9,664	11,497
3/17	11,373	9,678	11,552
4/17	11,544	9,788	11,712
5/17	11,670	9,939	11,835
6/17	11,794	9,930	11,958
7/17	11,896	10,097	12,050
8/17	11,927	10,197	12,095
9/17	11,951	10,106	12,138
10/17	12,033	10,067	12,184
11/17	12,032	10,179	12,192
12/17	12,062	10,214	12,214
1/18	12,003	10,336	12,081
2/18	11,957	10,244	12,084
3/18	11,911	10,353	12,067
4/18	11,878	10,188	12,007
5/18	11,820	10,110	12,041
6/18	11,833	10,065	12,094
7/18	11,917	10,048	12,171
8/18	11,978	10,059	12,290
9/18	11,935	9,972	12,223
10/18	11,808	9,861	12,040
11/18	11,636	9,892	11,820
12/18	11,495	10,092	11,671
1/19	11,948	10,245	12,274
2/19	12,107	10,186	12,479
3/19	12,230	10,314	12,642
4/19	12,405	10,283	12,815
5/19	12,418	10,423	12,858
6/19	12,659	10,654	13,077
7/19	12,821	10,624	13,295
8/19	12,923	10,840	13,424
9/19	13,033	10,730	13,512
10/19	13,183	10,801	13,647
11/19	13,252	10,720	13,648
12/19	13,360	10,782	13,817
1/20	13,536	10,920	13,984
2/20	13,361	10,993	13,684
3/20	11,723	10,747	12,233
4/20	12,553	10,958	13,177
5/20	12,784	11,006	13,428
6/20	12,911	11,104	13,450
7/20	13,316	11,458	13,999
8/20	13,545	11,440	14,247
9/20	13,477	11,399	14,133
10/20	13,541	11,410	14,222
11/20	13,931	11,617	14,643
12/20	14,069	11,774	14,870
1/21	14,059	11,670	14,760
2/21	14,023	11,469	14,640
3/21	14,068	11,248	14,809
4/21	14,251	11,390	15,000
5/21	14,312	11,497	15,088
6/21	14,441	11,396	15,289
7/21	14,501	11,548	15,355
8/21	14,562	11,500	15,385
9/21	14,547	11,295	15,382
10/21	14,508	11,268	15,368
11/21	14,357	11,235	15,155
12/21	14,475	11,219	15,380
1/22	14,228	10,989	15,001
2/22	13,833	10,859	14,526
3/22	13,740	10,528	14,406
4/22	13,333	9,951	13,789
5/22	13,228	9,978	13,828
6/22	12,721	9,658	13,251
7/22	13,293	9,864	13,945
8/22	13,071	9,474	13,624
9/22	12,511	8,988	13,092
10/22	12,522	8,926	12,784
11/22	12,811	9,346	13,247
12/22	12,901	9,396	13,096
1/23	13,548	9,705	14,227
2/23	13,362	9,382	13,955
3/23	12,639	9,679	13,292
4/23	12,796	9,722	13,496
5/23	12,757	9,532	13,338
6/23	12,884	9,531	13,471
7/23	13,149	9,597	13,687
8/23	13,098	9,466	13,599
9/23	13,012	9,189	13,444
10/23	12,804	9,079	13,039
11/23	13,337	9,537	13,870
12/23	13,719	9,933	14,313
1/24	13,977	9,796	14,686
2/24	14,049	9,673	14,812
3/24	14,231	9,726	14,963
4/24	14,099	9,481	14,655
5/24	14,315	9,605	14,942
6/24	14,421	9,619	15,034
7/24	14,592	9,885	15,183
8/24	14,814	10,119	15,578

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	13.10%	2.77%	4.01%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,234,456
  Total Number of Portfolio Holdings331
  Portfolio Turnover Rate 22.3%
  Total Advisory Fees Paid (amount in thousands)$41,060

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	83.91%
Utilities	6.22%
Energy	3.37%
Money Market Funds	3.08%
Government	1.08%
Exchange-Traded Funds	0.80%
Industrial	0.75%
Communications	0.58%
Consumer, Non-cyclical	0.54%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARR5-0

PPREX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2024

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$76	0.71%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $15,130	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,920	9,721	9,924
10/14	10,015	9,722	10,021
11/14	10,099	9,687	10,106
12/14	10,073	9,620	10,094
1/15	10,234	9,605	10,256
2/15	10,315	9,527	10,339
3/15	10,398	9,435	10,405
4/15	10,421	9,536	10,441
5/15	10,386	9,365	10,444
6/15	10,290	9,324	10,346
7/15	10,401	9,345	10,450
8/15	10,380	9,356	10,399
9/15	10,363	9,404	10,406
10/15	10,528	9,423	10,584
11/15	10,549	9,267	10,628
12/15	10,571	9,317	10,643
1/16	10,531	9,397	10,606
2/16	10,375	9,607	10,492
3/16	10,566	9,866	10,728
4/16	10,662	9,997	10,851
5/16	10,787	9,863	10,998
6/16	10,829	10,152	11,083
7/16	11,020	10,228	11,297
8/16	11,125	10,178	11,406
9/16	11,102	10,234	11,347
10/16	11,136	9,950	11,346
11/16	10,900	9,555	10,997
12/16	10,955	9,511	11,048
1/17	11,166	9,618	11,283
2/17	11,343	9,664	11,497
3/17	11,388	9,678	11,552
4/17	11,560	9,788	11,712
5/17	11,687	9,939	11,835
6/17	11,824	9,930	11,958
7/17	11,917	10,097	12,050
8/17	11,962	10,197	12,095
9/17	11,989	10,106	12,138
10/17	12,073	10,067	12,184
11/17	12,075	10,179	12,192
12/17	12,107	10,214	12,214
1/18	12,051	10,336	12,081
2/18	12,007	10,244	12,084
3/18	11,963	10,353	12,067
4/18	11,921	10,188	12,007
5/18	11,878	10,110	12,041
6/18	11,894	10,065	12,094
7/18	11,981	10,048	12,171
8/18	12,044	10,059	12,290
9/18	12,004	9,972	12,223
10/18	11,879	9,861	12,040
11/18	11,697	9,892	11,820
12/18	11,570	10,092	11,671
1/19	12,027	10,245	12,274
2/19	12,177	10,186	12,479
3/19	12,315	10,314	12,642
4/19	12,493	10,283	12,815
5/19	12,509	10,423	12,858
6/19	12,753	10,654	13,077
7/19	12,918	10,624	13,295
8/19	13,023	10,840	13,424
9/19	13,137	10,730	13,512
10/19	13,290	10,801	13,647
11/19	13,361	10,720	13,648
12/19	13,486	10,782	13,817
1/20	13,653	10,920	13,984
2/20	13,480	10,993	13,684
3/20	11,837	10,747	12,233
4/20	12,674	10,958	13,177
5/20	12,909	11,006	13,428
6/20	13,039	11,104	13,450
7/20	13,449	11,458	13,999
8/20	13,696	11,440	14,247
9/20	13,617	11,399	14,133
10/20	13,685	11,410	14,222
11/20	14,079	11,617	14,643
12/20	14,236	11,774	14,870
1/21	14,229	11,670	14,760
2/21	14,181	11,469	14,640
3/21	14,244	11,248	14,809
4/21	14,431	11,390	15,000
5/21	14,482	11,497	15,088
6/21	14,629	11,396	15,289
7/21	14,693	11,548	15,355
8/21	14,743	11,500	15,385
9/21	14,745	11,295	15,382
10/21	14,695	11,268	15,368
11/21	14,546	11,235	15,155
12/21	14,683	11,219	15,380
1/22	14,436	10,989	15,001
2/22	14,041	10,859	14,526
3/22	13,950	10,528	14,406
4/22	13,528	9,951	13,789
5/22	13,439	9,978	13,828
6/22	12,915	9,658	13,251
7/22	13,496	9,864	13,945
8/22	13,274	9,474	13,624
9/22	12,712	8,988	13,092
10/22	12,725	8,926	12,784
11/22	13,020	9,346	13,247
12/22	13,115	9,396	13,096
1/23	13,772	9,705	14,227
2/23	13,587	9,382	13,955
3/23	12,858	9,679	13,292
4/23	13,019	9,722	13,496
5/23	12,997	9,532	13,338
6/23	13,114	9,531	13,471
7/23	13,402	9,597	13,687
8/23	13,352	9,466	13,599
9/23	13,252	9,189	13,444
10/23	13,044	9,079	13,039
11/23	13,588	9,537	13,870
12/23	13,994	9,933	14,313
1/24	14,259	9,796	14,686
2/24	14,318	9,673	14,812
3/24	14,506	9,726	14,963
4/24	14,391	9,481	14,655
5/24	14,614	9,605	14,942
6/24	14,724	9,619	15,034
7/24	14,901	9,885	15,183
8/24	15,130	10,119	15,578

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	13.31%	3.05%	4.23%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is May 1, 2002.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,234,456
  Total Number of Portfolio Holdings331
  Portfolio Turnover Rate 22.3%
  Total Advisory Fees Paid (amount in thousands)$41,060

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	83.91%
Utilities	6.22%
Energy	3.37%
Money Market Funds	3.08%
Government	1.08%
Exchange-Traded Funds	0.80%
Industrial	0.75%
Communications	0.58%
Consumer, Non-cyclical	0.54%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARR6-0

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

August 31, 2023 – $558,913
August 31, 2024 – $575,419

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

August 31, 2023 - $5,775
            August 31, 2024 - $0
Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

August 31, 2023 - $178,779
August 31, 2024 - $180,996

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.                  The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

•         Services that are subject to audit procedure during a financial statement audit;
•         Services where the auditor would act on behalf of management;
•         Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•         Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•         Financial information systems design and implementation;
•         Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•         Actuarial services;
•         Internal audit functions or human resources;
•         Broker or dealer, investment advisor, or investment banking services;
•         Legal services and expert services unrelated to the audit;
•         Tax planning services related to listed, confidential and aggressive transactions;
•         Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•         Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•         Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.                  (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.                  The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.                  Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.                  The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.                  Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.
7.                  For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.                  The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on September 10, 2024).

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

August 31, 2023 - $417,823
            August 31, 2024 - $403,347

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Craig Damos, Frances Grieb, Victor Hymes, and Elizabeth Nickels.

(b) Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Funds
Annual Financial Statements
and Additional Information
August 31, 2 024

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 24
Schedules of Investments 50
Financial Highlights (includes performance information) 175
Report of Independent Registered Public Accounting Firm 205
Unaudited Supplemental Information 207
Changes in and Disagreements with Accountants (N-CSR Item 8) 209
Proxy Disclosures (N-CSR Item 9) 210
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 211
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 212

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund Capital Securities Fund
Investment in securities--at cost ................................................................
$ 6,166,091 $ 2,332,683 $ 1,204,498
Investment in affiliated Funds--at cost ..........................................................
$ 5 $ 71,025 $ 28,358
Assets
Investment in securities--at value  ................................................................ $ 11,682,871
(a)
$ 2,271,222
(a)
$ 1,183,567
(a)
Investment in affiliated Funds--at value ........................................................... 5 71,025 28,358
Receivables:
Dividends and interest ....................................................................... 4,723 15,079 14,718
Expense reimbursement from Manager ..................................................... 329 29 41
Expense reimbursement from Distributor ................................................... 2 – –
Fund shares sold ............................................................................. 4,557 1,132 1,190
Investment securities sold ................................................................... 4,370 37,686 –
Total Assets   11,696,857 2,396,173 1,227,874
Liabilities
Accrued management and investment advisory fees .............................................. 5,646 271 –
Accrued administrative service fees .............................................................. 1 1 –
Accrued distribution fees .......................................................................... 565 6 –
Accrued service fees .............................................................................. 9 5 –
Accrued transfer agent fees ....................................................................... 993 13 58
Accrued directors' expenses ....................................................................... 28 7 3
Accrued professional fees ......................................................................... 29 38 33
Accrued other expenses ........................................................................... 184 25 14
Payables:
Fund shares redeemed ....................................................................... 12,241 1,703 266
Interfund borrowing ......................................................................... 4,250 – –
Investment securities purchased ............................................................ 30 90,364 –
Collateral obligation on securities loaned, at value ............................................... 1,167 9,726 25,921
Total Liabilities
25,143 102,159 26,295
Net Assets Applicable to Outstanding Shares ..................................................
$ 11,671,714 $ 2,294,014 $ 1,201,579
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 5,947,704 $ 2,404,441 $ 1,309,562
Total distributable earnings (accumulated loss) ...................................................
5,724,010 (110,427) (107,983)
Total Net Assets
$ 11,671,714 $ 2,294,014 $ 1,201,579
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,300,000 710,000 500,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,200,724 N/A N/A
Shares Issued and Outstanding .............................................................. 27,186
Net Asset Value per share ................................................................... $ 44 .17
(b)
Maximum Offering Price ....................................................................
$ 46 .74
Class C : Net Assets ................................................................................ $ 338,963 N/A N/A
Shares Issued and Outstanding .............................................................. 8,416
Net Asset Value per share ...................................................................
$ 40 .28
(b)
Class J : Net Assets ................................................................................ $ 265,823 $ 30,934 N/A
Shares Issued and Outstanding .............................................................. 5,892 3,624
Net Asset Value per share ...................................................................
$ 45 .11
(b)
$ 8 .54
(b)
Class S : Net Assets ................................................................................ N/A N/A $ 1,201,579
Shares Issued and Outstanding .............................................................. 127,757
Net Asset Value per share ...................................................................
$ 9 .41
Institutional : Net Assets ........................................................................... $ 3,198,677 $ 2,238,719 N/A
Shares Issued and Outstanding .............................................................. 70,179 255,763
Net Asset Value per share ...................................................................
$ 45 .58 $ 8 .75
R-1 : Net Assets .................................................................................... N/A $ 827 N/A
Shares Issued and Outstanding .............................................................. 97
Net Asset Value per share ...................................................................
$ 8 .56
R-3 : Net Assets .................................................................................... $ 16,984 $ 8,756 N/A
Shares Issued and Outstanding .............................................................. 387 1,026
Net Asset Value per share ...................................................................
$ 43 .82 $ 8 .53
R-4 : Net Assets .................................................................................... $ 2,914 $ 5,158 N/A
Shares Issued and Outstanding .............................................................. 65 598
Net Asset Value per share ...................................................................
$ 44 .49 $ 8 .62
R-5 : Net Assets .................................................................................... $ 25,653 $ 9,620 N/A
Shares Issued and Outstanding .............................................................. 570 1,120
Net Asset Value per share ...................................................................
$ 45 .01 $ 8 .59
R-6 : Net Assets .................................................................................... $ 6,621,976 N/A N/A
Shares Issued and Outstanding .............................................................. 144,433
Net Asset Value per share ...................................................................
$ 45 .85
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
Investment in securities--at cost ................................................................
$ 2,969,253 $ 64,808 $ 314,463
Investment in affiliated Funds--at cost ..........................................................
$ 108,731 $ 975 $ 68,413
Foreign currency--at cost ........................................................................
$ 14,520 $ – $ 293
Assets
Investment in securities--at value  ................................................................ $ 3,063,013
(b)
$ 75,800 $ 325,021
Investment in affiliated Funds--at value ........................................................... 108,731 975 68,413
Foreign currency--at value ........................................................................ 14,486 – 296
Cash ............................................................................................... 130 – –
Deposits with counterparty ........................................................................ 2,218 – 36,898
Receivables:
Dividends and interest ....................................................................... 7,429 100 3,016
Expense reimbursement from Manager ..................................................... – 10 91
Foreign currency contracts ................................................................. 23 – 2,924
Fund shares sold ............................................................................. 1,037 60 318
Investment securities sold ................................................................... 13,930 572 1,152
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 , net) ...................... – – 4,934
Unrealized gain on unfunded commitments ................................................ 1 – –
Variation margin on futures ................................................................. 5,435 – 389
Variation margin on swaps .................................................................. 25 – 13
Total Assets   3,216,458 77,517 443,465
Liabilities
Accrued management and investment advisory fees .............................................. 1,984 42 475
Accrued distribution fees .......................................................................... 10 4 8
Accrued transfer agent fees ....................................................................... 384 13 76
Accrued directors' expenses ....................................................................... 9 4 4
Accrued professional fees ......................................................................... 128 21 164
Accrued registration fees .......................................................................... – 7 –
Accrued other expenses ........................................................................... 138 5 69
Cash overdraft ..................................................................................... – – 162
Deposits from counterparty ....................................................................... 50 – –
Payables:
Dividends and interest on securities sold short ............................................. – – 11
Expense reimbursement to Manager ........................................................ 13 – –
Foreign currency contracts .................................................................. 169 – 4,638
Fund shares redeemed ....................................................................... 2,696 71 122
Investment securities purchased ............................................................ 85,077 – 345
Options and swaptions contracts written  (premiums received $ 293 , $ 0 and $ 963 ) ........ 362 – 1,114
Short sales (proceeds received $ 0 , $ 0 and $ 19,013 ) ........................................ – – 20,425
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 58 , net) ................ 1,585 – 100
Variation margin on futures ................................................................. 5,574 – 1,029
Variation margin on swaps .................................................................. 37 – 3
Collateral obligation on securities loaned, at value ............................................... 991 – –
Total Liabilities
99,207 167 28,745
Net Assets Applicable to Outstanding Shares ..................................................
$ 3,117,251 $ 77,350 $ 414,720
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,150,201 $ 65,088 $ 405,076
Total distributable earnings (accumulated loss) ...................................................
(32,950) 12,262 9,644
Total Net Assets
$ 3,117,251 $ 77,350 $ 414,720
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,775,000 300,000 1,750,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 49,508 $ 17,524 $ 35,790
Shares Issued and Outstanding .............................................................. 4,262 1,332 3,279
Net Asset Value per share ................................................................... $ 11 .62
(c)
$ 13 .15
(c)
$ 10 .92
(c)
Maximum Offering Price ....................................................................
$ 12 .07 $ 13 .92 $ 11 .35
Institutional : Net Assets ........................................................................... $ 1,517,536 $ 37,068 $ 256,208
Shares Issued and Outstanding .............................................................. 130,785 2,790 23,021
Net Asset Value per share ...................................................................
$ 11 .60 $ 13 .29 $ 11 .13
R-3 : Net Assets .................................................................................... $ 23 N/A N/A
Shares Issued and Outstanding .............................................................. 2
Net Asset Value per share ...................................................................
$ 11 .48
R-6 : Net Assets .................................................................................... $ 1,550,184 $ 22,758 $ 122,722
Shares Issued and Outstanding .............................................................. 133,670 1,703 11,013
Net Asset Value per share ...................................................................
$ 11 .60 $ 13 .36 $ 11 .14
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Global Sustainable
Listed Infrastructure
Fund
International Equity
Index Fund
International Small
Company Fund
Investment in securities--at cost ................................................................
$ 17,728 $ 891,655 $ 631,758
Investment in affiliated Funds--at cost ..........................................................
$ 438 $ 8,792 $ 22,143
Foreign currency--at cost ........................................................................
$ 206 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 18,942 $ 1,194,829
(a)
$ 737,098
(a)
Investment in affiliated Funds--at value ........................................................... 438 8,792 22,143
Foreign currency--at value ........................................................................ 207 – –
Cash ............................................................................................... – 2 –
Deposits with counterparty ........................................................................ – 83 –
Receivables:
Dividends and interest ....................................................................... 53 4,863 2,530
Expense reimbursement from Manager ..................................................... 5 13 1
Fund shares sold ............................................................................. 1 151 71
Investment securities sold ................................................................... – 53,347 9,677
Variation margin on futures ................................................................. – 5 –
Other assets ........................................................................................ – 1 –
Total Assets   19,646 1,262,086 771,520
Liabilities
Accrued management and investment advisory fees .............................................. 12 246 603
Accrued administrative service fees .............................................................. – 1 –
Accrued distribution fees .......................................................................... – 4 –
Accrued service fees .............................................................................. – 8 –
Accrued transfer agent fees ....................................................................... 1 18 7
Accrued custodian fees ............................................................................ 1 – –
Accrued directors' expenses ....................................................................... 2 6 4
Accrued foreign tax ............................................................................... 6 – –
Accrued professional fees ......................................................................... 27 61 41
Accrued other expenses ........................................................................... 2 140 40
Cash overdraft ..................................................................................... – 24,644 2,114
Payables:
Fund shares redeemed ....................................................................... – 1,289 1,249
Investment securities purchased ............................................................ – 27,988 3,731
Collateral obligation on securities loaned, at value ............................................... – 6,890 20,963
Total Liabilities
51 61,295 28,752
Net Assets Applicable to Outstanding Shares ..................................................
$ 19,595 $ 1,200,791 $ 742,768
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 17,874 $ 879,169 $ 701,330
Total distributable earnings (accumulated loss) ...................................................
1,721 321,622 41,438
Total Net Assets
$ 19,595 $ 1,200,791 $ 742,768
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 650,000 300,000
Net Asset Value Per Share:
Institutional : Net Assets ........................................................................... $ 19,595 $ 85,820 $ 29,913
Shares Issued and Outstanding .............................................................. 1,727 6,897 2,750
Net Asset Value per share ...................................................................
$ 11 .35 $ 12 .44 $ 10 .88
R-1 : Net Assets .................................................................................... N/A $ 198 N/A
Shares Issued and Outstanding .............................................................. 16
Net Asset Value per share ...................................................................
$ 12 .04
R-3 : Net Assets .................................................................................... N/A $ 13,494 N/A
Shares Issued and Outstanding .............................................................. 1,111
Net Asset Value per share ...................................................................
$ 12 .15
R-4 : Net Assets .................................................................................... N/A $ 9,509 N/A
Shares Issued and Outstanding .............................................................. 772
Net Asset Value per share ...................................................................
$ 12 .31
R-5 : Net Assets .................................................................................... N/A $ 16,208 N/A
Shares Issued and Outstanding .............................................................. 1,311
Net Asset Value per share ...................................................................
$ 12 .36
R-6 : Net Assets .................................................................................... N/A $ 1,075,562 $ 712,855
Shares Issued and Outstanding .............................................................. 86,331 65,118
Net Asset Value per share ...................................................................
$ 12 .46 $ 10 .95
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Investment in securities--at cost ................................................................
$ 161,553 $ 2,299,142 $ 992,662
Investment in affiliated Funds--at cost ..........................................................
$ – $ 4 $ 30,655
Assets
Investment in securities--at value  ................................................................ $ 160,260 $ 2,434,018
(a)
$ 1,458,791
(a)
Investment in affiliated Funds--at value ........................................................... – 4 30,655
Cash ............................................................................................... 1,108 – –
Receivables:
Dividends and interest ....................................................................... 2,248 5,334 1,872
Expense reimbursement from Manager ..................................................... 20 14 13
Foreign tax refund ........................................................................... – 623 –
Fund shares sold ............................................................................. 692 248 1,034
Investment securities sold ................................................................... – 95,147 1,446
Total Assets   164,328 2,535,388 1,493,811
Liabilities
Accrued management and investment advisory fees .............................................. 57 2,077 825
Accrued distribution fees .......................................................................... 7 1 57
Accrued transfer agent fees ....................................................................... 43 23 132
Accrued directors' expenses ....................................................................... 4 9 6
Accrued foreign tax ............................................................................... – 24,611 –
Accrued professional fees ......................................................................... 41 35 22
Accrued other expenses ........................................................................... 11 158 25
Cash overdraft ..................................................................................... – 26,785 –
Payables:
Dividends payable ........................................................................... 605 – –
Fund shares redeemed ....................................................................... 260 49 612
Interest expense and fees payable ........................................................... 107 – –
Interfund borrowing ......................................................................... – 43,270 –
Collateral obligation on securities loaned, at value ............................................... – 3,738 –
Floating rate notes issued .........................................................................
9,463 – –
Total Liabilities
10,598 100,756 1,679
Net Assets Applicable to Outstanding Shares ..................................................
$ 153,730 $ 2,434,632 $ 1,492,132
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 172,921 $ 2,904,014 $ 986,490
Total distributable earnings (accumulated loss) ...................................................
(19,191) (469,382) 505,642
Total Net Assets
$ 153,730 $ 2,434,632 $ 1,492,132
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 800,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 34,864 $ 5,176 $ 178,959
Shares Issued and Outstanding .............................................................. 3,551 486 9,325
Net Asset Value per share ................................................................... $ 9 .82
(b)
$ 10 .65
(b)
$ 19 .19
(b)
Maximum Offering Price ....................................................................
$ 10 .20 $ 11 .27 $ 20 .31
Class C : Net Assets ................................................................................ N/A N/A $ 23,495
Shares Issued and Outstanding .............................................................. 1,239
Net Asset Value per share ...................................................................
$ 18 .96
(b)
Institutional : Net Assets ........................................................................... $ 118,866 $ 63,808 $ 753,140
Shares Issued and Outstanding .............................................................. 12,094 6,095 38,992
Net Asset Value per share ...................................................................
$ 9 .83 $ 10 .47 $ 19 .32
R-6 : Net Assets .................................................................................... N/A $ 2,365,648 $ 536,538
Shares Issued and Outstanding .............................................................. 225,716 27,624
Net Asset Value per share ...................................................................
$ 10 .48 $ 19 .42
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ............................................................................................................................
$ 6,111,454
Investment in affiliated Funds--at cost ......................................................................................................................
$ 172,326
Assets
Investment in securities--at value  ............................................................................................................................ $ 6,082,462
(a)
Investment in affiliated Funds--at value ....................................................................................................................... 172,326
Deposits with counterparty .................................................................................................................................... 9,086
Receivables:
Dividends and interest ................................................................................................................................... 76,920
Fund shares sold ......................................................................................................................................... 33,414
Investment securities sold ............................................................................................................................... 249
Variation margin on futures ............................................................................................................................. 343
Total Assets   6,374,800
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 3,608
Accrued distribution fees ...................................................................................................................................... 267
Accrued service fees .......................................................................................................................................... 1
Accrued transfer agent fees ................................................................................................................................... 976
Accrued chief compliance officer fees ........................................................................................................................ 1
Accrued directors' expenses ................................................................................................................................... 15
Accrued professional fees ..................................................................................................................................... 36
Accrued other expenses ....................................................................................................................................... 216
Cash overdraft ................................................................................................................................................. 102
Payables:
Fund shares redeemed ................................................................................................................................... 2,981
Investment securities purchased ........................................................................................................................ 2,488
Options and swaptions contracts written  (premiums received $ 249 ) ................................................................................... 238
Collateral obligation on securities loaned, at value ........................................................................................................... 129,415
Total Liabilities
140,344
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 6,234,456
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 6,708,145
Total distributable earnings (accumulated loss) ...............................................................................................................
(473,689)
Total Net Assets
$ 6,234,456
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 2,500,000
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 704,729
Shares Issued and Outstanding .......................................................................................................................... 75,659
Net Asset Value per share ............................................................................................................................... $ 9 .31
(b)
Maximum Offering Price ................................................................................................................................
$ 9 .67
Class C : Net Assets ............................................................................................................................................ $ 134,526
Shares Issued and Outstanding .......................................................................................................................... 14,443
Net Asset Value per share ...............................................................................................................................
$ 9 .31
(b)
Class J : Net Assets ............................................................................................................................................ $ 34,095
Shares Issued and Outstanding .......................................................................................................................... 3,798
Net Asset Value per share ...............................................................................................................................
$ 8 .98
(b)
Institutional : Net Assets ....................................................................................................................................... $ 4,396,219
Shares Issued and Outstanding .......................................................................................................................... 476,426
Net Asset Value per share ...............................................................................................................................
$ 9 .23
R-1 : Net Assets ................................................................................................................................................ $ 494
Shares Issued and Outstanding .......................................................................................................................... 54
Net Asset Value per share ...............................................................................................................................
$ 9 .17
R-3 : Net Assets ................................................................................................................................................ $ 1,747
Shares Issued and Outstanding .......................................................................................................................... 191
Net Asset Value per share ...............................................................................................................................
$ 9 .16
R-4 : Net Assets ................................................................................................................................................ $ 988
Shares Issued and Outstanding .......................................................................................................................... 108
Net Asset Value per share ...............................................................................................................................
$ 9 .12
R-5 : Net Assets ................................................................................................................................................ $ 2,553
Shares Issued and Outstanding .......................................................................................................................... 278
Net Asset Value per share ...............................................................................................................................
$ 9 .17
R-6 : Net Assets ................................................................................................................................................ $ 959,105
Shares Issued and Outstanding .......................................................................................................................... 104,000
Net Asset Value per share ...............................................................................................................................
$ 9 .22
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2024

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 651 $ 2,390 $ 677
Dividends ............................................................................................... 78,409 370 275
Withholding tax ........................................................................................ (840) – –
Interest .................................................................................................. 6 84,040 58,319
Securities lending - net .................................................................................
6 118 331
Total Income 78,232 86,918 59,602
Expenses:
Management and investment advisory fees ............................................................ 61,634 3,003 N/A
Distribution f ees - Class A ............................................................................. 2,764 N/A N/A
Distribution f ees - Class C ............................................................................. 3,141 N/A N/A
Distribution f ees - Class J .............................................................................. 351 44 N/A
Distribution f ees - R-1 ................................................................................. N/A 2 N/A
Distribution f ees - R-3 ................................................................................. 36 22 N/A
Distribution f ees - R-4 ................................................................................. 3 4 N/A
Administrative service fees - R-1 ...................................................................... N/A 2 N/A
Administrative service fees - R-3 ...................................................................... 10 6 N/A
Administrative service fees - R-4 ...................................................................... 1 1 N/A
Administrative service fees - R-5 ...................................................................... 2 1 N/A
Registration fees - Class A ............................................................................. 31 N/A N/A
Registration fees - Class C ............................................................................. 24 N/A N/A
Registration fees - Class J .............................................................................. 26 17 N/A
Registration fees - Class S ............................................................................. N/A N/A 39
Registration fees - Institutional ........................................................................ 112 17 N/A
Registration fees - R-6 ................................................................................. 30 N/A N/A
Service fees - R-1 ...................................................................................... N/A 2 N/A
Service fees - R-3 ...................................................................................... 36 22 N/A
Service fees - R-4 ...................................................................................... 7 11 N/A
Service fees - R-5 ...................................................................................... 60 24 N/A
Shareholder reports - Class A .......................................................................... 127 N/A N/A
Shareholder reports - Class C .......................................................................... 24 N/A N/A
Shareholder reports - Class J ........................................................................... 10 5 N/A
Shareholder reports - Class S .......................................................................... N/A N/A 10
Shareholder reports - Institutional ..................................................................... 159 15 N/A
Shareholder reports - R-6 .............................................................................. 36 N/A N/A
Transfer agent fees - Class A ........................................................................... 1,102 N/A N/A
Transfer agent fees - Class C ........................................................................... 244 N/A N/A
Transfer agent fees - Class J ........................................................................... 77 37 N/A
Transfer agent fees - Class S ........................................................................... N/A N/A 338
Transfer agent fees - Institutional ...................................................................... 2,696 53 N/A
Transfer agent fees - R-6 ............................................................................... 117 N/A N/A
Chief compliance officer expenses ..................................................................... 6 1 –
Custodian fees .......................................................................................... 63 30 11
Directors' expenses ..................................................................................... 233 50 25
Interest expense and fees ............................................................................... – – 16
Professional fees ....................................................................................... 47 51 40
Technology fees ........................................................................................ 2 2 2
Other expenses ......................................................................................... 318 28 12
Total Gross Expenses 73,529 3,450 493
Less: Reimbursement from Manager .................................................................. 3,142 322 –
Less: Reimbursement from Manager - Class S ........................................................ N/A N/A 477
Less: Reimbursement from Manager - Institutional ................................................... 167 – N/A
Less: Reimbursement from Distributor - Class J ...................................................... 42 5 N/A
Total Net Expenses 70,178 3,123 16
Net Investment Income (Loss) 8,054 83,795 59,586
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 334,207 (63,405) (5,506)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 2,266,863 115,342 104,435
Net Realized and Unrealized Gain (Loss) on investments 2,601,070 51,937 98,929
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,609,124 $ 135,732 $ 158,515

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2024

See accompanying notes.
Amounts in thousands
Diversified Real
Asset Fund
(a)
Edge MidCap Fund
Global Multi-
Strategy Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,762 $ 81 $ 4,117
Dividends ............................................................................................... 76,408 1,263 4,844
Withholding tax ........................................................................................ (3,660) – (108)
Interest .................................................................................................. 56,730 1 13,395
Securities lending - net .................................................................................
234 – –
Total Income 133,474 1,345 22,248
Expenses:
Management and investment advisory fees ............................................................ 25,091 490 5,896
Distribution f ees - Class A ............................................................................. 144 43 92
Distribution f ees - R-3 ................................................................................. 1 N/A N/A
Registration fees - Class A ............................................................................. 17 18 17
Registration fees - Institutional ........................................................................ 39 19 20
Registration fees - R-6 ................................................................................. 24 18 18
Service fees - R-3 ...................................................................................... 1 N/A N/A
Shareholder reports - Class A .......................................................................... 6 3 4
Shareholder reports - Institutional ..................................................................... 53 4 36
Shareholder reports - R-6 .............................................................................. 60 2 9
Transfer agent fees - Class A ........................................................................... 77 35 34
Transfer agent fees - Institutional ...................................................................... 1,672 31 262
Transfer agent fees - R-6 ............................................................................... 11 3 79
Chief compliance officer expenses ..................................................................... 2 – –
Custodian fees .......................................................................................... 190 2 142
Directors' expenses ..................................................................................... 76 6 13
Dividends and interest on securities sold short ........................................................ – – 334
Professional fees ....................................................................................... 181 25 193
Short sale fees .......................................................................................... – – 311
Technology fees ........................................................................................ 2 2 2
Other expenses ......................................................................................... 173 3 56
Total Gross Expenses 27,820 704 7,518
Less: Reimbursement from Manager - Class A ........................................................ – 30 –
Less: Reimbursement from Manager - Institutional ................................................... 779 31 394
Less: Reimbursement from Manager - R-6 ............................................................ 22 30 163
Total Net Expenses 27,019 613 6,961
Net Investment Income (Loss) 106,455 732 15,287
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (93,898) 1,778 13,609
Foreign currency contracts ............................................................................. 61 – (2,056)
Foreign currency transactions .......................................................................... (663) 1 (35)
Futures contracts ....................................................................................... (20,208) – (4,645)
Options and swaptions ................................................................................. 1,234 – 1,041
Short sales .............................................................................................. 44 – (1,911)
Swap agreements ....................................................................................... (471) – 102
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 315,431 7,940 17,757
Foreign currency contracts ............................................................................. (121) – (1,828)
Futures contracts ....................................................................................... (2,608) – (131)
Options and swaptions ................................................................................. 598 – (475)
Short sales .............................................................................................. – – (519)
Swap agreements ....................................................................................... (1,162) – (45)
Translation of assets and liabilities in foreign currencies .............................................. 85 – 9
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 198,322 9,719 20,873
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 304,777 $ 10,451 $ 36,160
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2024

See accompanying notes.
Amounts in thousands
Global
Sustainable Listed
Infrastructure Fund
International Equity
Index Fund
International Small
Company Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 31 $ 108 $ 347
Dividends ............................................................................................... 627 38,753 20,392
Withholding tax ........................................................................................ (27) (3,265) (1,857)
Interest .................................................................................................. – 5 2
Securities lending - net .................................................................................
2 67 117
Total Income 633 35,668 19,001
Expenses:
Management and investment advisory fees ............................................................ 128 2,918 6,915
Distribution f ees - R-1 ................................................................................. N/A 1 N/A
Distribution f ees - R-3 ................................................................................. N/A 33 N/A
Distribution f ees - R-4 ................................................................................. N/A 10 N/A
Administrative service fees - R-1 ...................................................................... N/A 1 N/A
Administrative service fees - R-3 ...................................................................... N/A 9 N/A
Administrative service fees - R-4 ...................................................................... N/A 3 N/A
Administrative service fees - R-5 ...................................................................... N/A 2 N/A
Registration fees - Institutional ........................................................................ 32 16 19
Registration fees - R-6 ................................................................................. N/A 17 20
Service fees - R-1 ...................................................................................... N/A 1 N/A
Service fees - R-3 ...................................................................................... N/A 33 N/A
Service fees - R-4 ...................................................................................... N/A 24 N/A
Service fees - R-5 ...................................................................................... N/A 37 N/A
Shareholder reports - Institutional ..................................................................... – 25 2
Transfer agent fees - Institutional ...................................................................... 4 72 20
Transfer agent fees - R-6 ............................................................................... N/A 5 7
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 11 119 131
Directors' expenses ..................................................................................... 3 29 18
Index license fees ...................................................................................... – 376 –
Professional fees ....................................................................................... 32 291 53
Technology fees ........................................................................................ 2 2 2
Other expenses ......................................................................................... 1 32 9
Total Gross Expenses 213 4,057 7,196
Less: Reimbursement from Manager - Institutional ................................................... 63 110 24
Less: Reimbursement from Manager - R-6 ............................................................ N/A 189 –
Total Net Expenses 150 3,758 7,172
Net Investment Income (Loss) 483 31,910 11,829
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ (1) , $ 0 and $ 0 , respectively) ...................... 260 30,081 (1,400)
Foreign currency transactions .......................................................................... (4) (206) (215)
Futures contracts ....................................................................................... – (209) –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (4) , $ 0 and $ 0 , respectively) ................................... 2,148 144,430 81,990
Futures contracts ....................................................................................... – 156 –
Translation of assets and liabilities in foreign currencies .............................................. – 136 89
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 2,404 174,388 80,464
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,887 $ 206,298 $ 92,293

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2024

See accompanying notes.
Amounts in thousands
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 1,181 $ 965
Dividends ............................................................................................... 5 78,995 29,494
Withholding tax ........................................................................................ – (10,101) (112)
Interest .................................................................................................. 7,742 2 4
Securities lending - net .................................................................................

Total Income 7,747 70,149 30,351
Expenses:
Management and investment advisory fees ............................................................ 637 25,000 9,435
Distribution f ees - Class A ............................................................................. 93 12 405
Distribution f ees - Class C ............................................................................. N/A N/A 263
Registration fees - Class A ............................................................................. 22 17 16
Registration fees - Class C ............................................................................. N/A N/A 16
Registration fees - Institutional ........................................................................ 26 19 21
Registration fees - R-6 ................................................................................. N/A 19 18
Shareholder reports - Class A .......................................................................... 2 2 16
Shareholder reports - Class C .......................................................................... N/A N/A 2
Shareholder reports - Institutional ..................................................................... 4 40 48
Shareholder reports - R-6 .............................................................................. N/A 1 –
Transfer agent fees - Class A ........................................................................... 30 18 166
Transfer agent fees - Class C ........................................................................... N/A N/A 39
Transfer agent fees - Institutional ...................................................................... 109 94 545
Transfer agent fees - R-6 ............................................................................... N/A 16 3
Chief compliance officer expenses ..................................................................... – 2 1
Custodian fees .......................................................................................... 1 638 10
Directors' expenses ..................................................................................... 6 61 32
Interest expense and fees ............................................................................... 340 – –
Professional fees ....................................................................................... 49 214 26
Technology fees ........................................................................................ 2 2 2
Other expenses ......................................................................................... 17 172 17
Total Gross Expenses 1,338 26,327 11,081
Less: Reimbursement from Manager - Class A ........................................................ 16 27 59
Less: Reimbursement from Manager - Class C ........................................................ N/A N/A 36
Less: Reimbursement from Manager - Institutional ................................................... 55 95 141
Total Net Expenses 1,267 26,205 10,845
Net Investment Income (Loss) 6,480 43,944 19,506
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (11,686) and $ 0 , respectively) ................. (3,212) (49,839) 56,733
Foreign currency transactions .......................................................................... – (5,808) (11)
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ (16,436) and $ 0 , respectively) ............................. 9,404 345,675 151,281
Translation of assets and liabilities in foreign currencies .............................................. – (128) –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 6,192 289,900 208,003
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 12,672 $ 333,844 $ 227,509

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2024

See accompanying notes.
Amounts in thousands
Spectrum Preferred
and Capital
Securities Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................................................................................ $ 3,001
Dividends ................................................................................................................................................... 28,725
Interest ...................................................................................................................................................... 298,984
Securities lending - net .....................................................................................................................................
1,339
Total Income 332,049
Expenses:
Management and investment advisory fees ................................................................................................................ 41,060
Distribution f ees - Class A ................................................................................................................................. 1,725
Distribution f ees - Class C ................................................................................................................................. 1,394
Distribution f ees - Class J .................................................................................................................................. 48
Distribution f ees - R-1 ..................................................................................................................................... 2
Distribution f ees - R-3 ..................................................................................................................................... 5
Distribution f ees - R-4 ..................................................................................................................................... 1
Administrative service fees - R-1 .......................................................................................................................... 1
Administrative service fees - R-3 .......................................................................................................................... 1
Registration fees - Class A ................................................................................................................................. 26
Registration fees - Class C ................................................................................................................................. 24
Registration fees - Class J .................................................................................................................................. 16
Registration fees - Institutional ............................................................................................................................ 53
Registration fees - R-6 ..................................................................................................................................... 18
Service fees - R-1 .......................................................................................................................................... 1
Service fees - R-3 .......................................................................................................................................... 5
Service fees - R-4 .......................................................................................................................................... 2
Service fees - R-5 .......................................................................................................................................... 5
Shareholder reports - Class A .............................................................................................................................. 43
Shareholder reports - Class C .............................................................................................................................. 9
Shareholder reports - Class J ............................................................................................................................... 5
Shareholder reports - Institutional ......................................................................................................................... 348
Shareholder reports - R-6 .................................................................................................................................. 8
Transfer agent fees - Class A ............................................................................................................................... 534
Transfer agent fees - Class C ............................................................................................................................... 108
Transfer agent fees - Class J ............................................................................................................................... 30
Transfer agent fees - Institutional .......................................................................................................................... 3,834
Transfer agent fees - R-6 ................................................................................................................................... 18
Chief compliance officer expenses ......................................................................................................................... 4
Custodian fees .............................................................................................................................................. 62
Directors' expenses ......................................................................................................................................... 134
Professional fees ........................................................................................................................................... 49
Technology fees ............................................................................................................................................ 2
Other expenses ............................................................................................................................................. 93
Total Gross Expenses 49,668
Less: Reimbursement from Distributor - Class J .......................................................................................................... 6
Total Net Expenses 49,662
Net Investment Income (Loss) 282,387
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (38,384)
Futures contracts ........................................................................................................................................... (4,859)
Options and swaptions ..................................................................................................................................... 4,511
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 489,644
Futures contracts ........................................................................................................................................... (153)
Options and swaptions ..................................................................................................................................... 11
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions 450,770
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 733,157

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 8,054 $ 1,758
Net realized gain (loss) on investments ...................................................................................................... 334,207 (107,672)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,266,863 1,610,098
Net Increase (Decrease) in Net Assets Resulting from Operations 2,609,124 1,504,184
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,781) (57,147)
Total Dividends and Distributions (1,781) (57,147)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(412,944) (680,787)
Total Increase (Decrease) in Net Assets 2,194,399 766,250
Net Assets
Beginning of period ..........................................................................................................................
9,477,315 8,711,065
End of period ................................................................................................................................
$ 11,671,714 $ 9,477,315
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold .................................... $ 165,199 $ 39,927 $ 62,399 $ 1,233,117 $ 8,216 $ 1,140 $ 13,206 $ 1,017,523
Reinvested ............................... – – – – – – – 1,759
Redeemed ................................
(244,629) (65,359) (51,015) (1,292,346) (6,444) (873) (6,149) (1,288,615)
Net Increase (Decrease)
$ (79,430) $ (25,432) $ 11,384 $ (59,229) $ 1,772 $ 267 $ 7,057 $ (269,333)
Shares:
Sold .................................... 4,332 1,116 1,566 30,308 218 29 358 24,263
Reinvested ............................... – – – – – – – 44
Redeemed ................................
(6,336) (1,828) (1,269) (32,230) (170) (22) (148) (31,581)
Net Increase (Decrease)
(2,004) (712) 297 (1,922) 48 7 210 (7,274)
Year Ended August 31, 2023
Dollars:
Sold .................................... $ 363,827 $ 27,493 $ 39,638 $ 739,154 $ 4,740 $ 684 $ 4,651 $ 677,768
Reinvested ............................... 5,338 1,883 1,022 15,210 73 18 53 32,338
Redeemed ................................
(368,399) (57,553) (28,384) (1,062,552) (5,854) (1,446) (1,771) (1,068,718)
Net Increase (Decrease)
$ 766 $ (28,177) $ 12,276 $ (308,188) $ (1,041) $ (744) $ 2,933 $ (358,612)
Shares:
Sold .................................... 12,834 988 1,265 24,369 157 23 152 22,154
Reinvested ............................... 185 71 35 514 3 1 2 1,089
Redeemed ................................
(12,805) (2,117) (938) (34,906) (199) (48) (61) (34,642)
Net Increase (Decrease)
214 (1,058) 362 (10,023) (39) (24) 93 (11,399)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on
investments ............................... $ – $ – $ – $ – $ – $ – $ – $ (1,781)
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ – $ – $ (1,781)
Year Ended August 31, 2023
From net investment income and net realized gain on
investments ............................... $ (5,419) $ (1,962) $ (1,024) $ (15,841) $ (73) $ (18) $ (53) $ (32,757)
Total Dividends and Distributions
$ (5,419) $ (1,962) $ (1,024) $ (15,841) $ (73) $ (18) $ (53) $ (32,757)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 83,795 $ 84,594
Net realized gain (loss) on investments ...................................................................................................... (63,405) (28,359)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
115,342 (82,098)
Net Increase (Decrease) in Net Assets Resulting from Operations 135,732 (25,863)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (85,167) (38,726)
Total Dividends and Distributions (85,167) (38,726)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(243,669) 638,716
Total Increase (Decrease) in Net Assets (193,104) 574,127
Net Assets
Beginning of period ..........................................................................................................................
2,487,118 1,912,991
End of period ................................................................................................................................
$ 2,294,014 $ 2,487,118
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold ......................................................... $ 6,387 $ 529,263 $ 400 $ 3,562 $ 2,768 $ 2,716
Reinvested .................................................... 1,141 83,177 23 300 134 388
Redeemed .....................................................
(6,891) (857,376) (132) (4,351) (1,719) (3,459)
Net Increase (Decrease)
$ 637 $ (244,936) $ 291 $ (489) $ 1,183 $ (355)
Shares:
Sold ......................................................... 774 62,773 49 437 333 329
Reinvested .................................................... 138 9,820 3 36 16 47
Redeemed .....................................................
(836) (102,986) (16) (531) (208) (419)
Net Increase (Decrease)
76 (30,393) 36 (58) 141 (43)
Year Ended August 31, 2023
Dollars:
Sold ......................................................... $ 6,904 $ 820,763 $ 123 $ 2,799 $ 1,953 $ 2,075
Reinvested .................................................... 389 38,078 4 84 32 139
Redeemed .....................................................
(9,010) (220,171) (450) (1,681) (659) (2,656)
Net Increase (Decrease)
$ (1,717) $ 638,670 $ (323) $ 1,202 $ 1,326 $ (442)
Shares:
Sold ......................................................... 827 95,391 15 334 229 246
Reinvested .................................................... 47 4,480 – 10 4 17
Redeemed .....................................................
(1,086) (25,687) (53) (202) (78) (316)
Net Increase (Decrease)
(212) 74,184 (38) 142 155 (53)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............. $ (1,145) $ (83,177) $ (23) $ (300) $ (134) $ (388)
Total Dividends and Distributions
$ (1,145) $ (83,177) $ (23) $ (300) $ (134) $ (388)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............. $ (389) $ (38,078) $ (4) $ (84) $ (32) $ (139)
Total Dividends and Distributions
$ (389) $ (38,078) $ (4) $ (84) $ (32) $ (139)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Capital Securities Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 59,586 $ 56,740
Net realized gain (loss) on investments ...................................................................................................... (5,506) (57,633)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
104,435 (7,975)
Net Increase (Decrease) in Net Assets Resulting from Operations 158,515 (8,868)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (63,966) (62,211)
Total Dividends and Distributions (63,966) (62,211)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
65,496 (31,034)
Total Increase (Decrease) in Net Assets 160,045 (102,113)
Net Assets
Beginning of period ..........................................................................................................................
1,041,534 1,143,647
End of period ................................................................................................................................
$ 1,201,579 $ 1,041,534
Class S
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold .............................................................................................................. $ 353,626
Reinvested ......................................................................................................... 38,427
Redeemed ..........................................................................................................
(326,557)
Net Increase (Decrease)
$ 65,496
Shares:
Sold .............................................................................................................. 39,439
Reinvested ......................................................................................................... 4,299
Redeemed ..........................................................................................................
(36,634)
Net Increase (Decrease)
7,104
Year Ended August 31, 2023
Dollars:
Sold .............................................................................................................. $ 347,019
Reinvested ......................................................................................................... 38,232
Redeemed ..........................................................................................................
(416,285)
Net Increase (Decrease)
$ (31,034)
Shares:
Sold .............................................................................................................. 39,424
Reinvested ......................................................................................................... 4,392
Redeemed ..........................................................................................................
(47,533)
Net Increase (Decrease)
(3,717)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (63,966)
Total Dividends and Distributions
$ (63,966)
Year Ended August 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (62,211)
Total Dividends and Distributions
$ (62,211)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 106,455 $ 112,979
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (113,901) (177,037)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .............................................................................................................................
312,223 (82,814)
Net Increase (Decrease) in Net Assets Resulting from Operations 304,777 (146,872)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (90,582) (486,079)
Total Dividends and Distributions (90,582) (486,079)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(589,436) (503,099)
Total Increase (Decrease) in Net Assets (375,241) (1,136,050)
Net Assets
Beginning of period ..........................................................................................................................
3,492,492 4,628,542
End of period ................................................................................................................................
$ 3,117,251 $ 3,492,492
Class A Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold .................................................................... $ 4,109 $ 329,054 $ 14 N/A $ 377,818
Reinvested ............................................................... 1,292 43,925 6 N/A 41,009
Redeemed ................................................................
(32,798) (962,985) (281) N/A (390,599)
Net Increase (Decrease)
$ (27,397) $ (590,006) $ (261) N/A $ 28,228
Shares:
Sold .................................................................... 381 30,565 1 N/A 35,286
Reinvested ............................................................... 117 3,992 1 N/A 3,725
Redeemed ................................................................
(3,014) (87,999) (25) N/A (35,735)
Net Increase (Decrease)
(2,516) (53,442) (23) N/A 3,276
Year Ended August 31, 2023
(b)
Dollars:
Sold .................................................................... $ 20,690 $ 559,282 $ 34 $ 6 $ 322,989
Reinvested ............................................................... 12,307 255,661 32 8 195,816
Redeemed ................................................................
(90,270) (1,083,094) (26) (78) (696,456)
Net Increase (Decrease)
$ (57,273) $ (268,151) $ 40 $ (64) $ (177,651)
Shares:
Sold .................................................................... 1,825 49,218 2 – 27,767
Reinvested ............................................................... 1,086 22,650 3 1 17,350
Redeemed ................................................................
(7,927) (93,835) (2) (7) (60,378)
Net Increase (Decrease)
(5,016) (21,967) 3 (6) (15,261)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on investments ........................ $ (1,372) $ (47,283) $ (6) $ N/A $ (41,921)
Total Dividends and Distributions
$ (1,372) $ (47,283) $ (6) $ N/A $ (41,921)
Year Ended August 31, 2023
(b)
From net investment income and net realized gain on investments ........................ $ (13,136) $ (273,505) $ (32) $ (8) $ (199,398)
Total Dividends and Distributions
$ (13,136) $ (273,505) $ (32) $ (8) $ (199,398)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class R-5 shares discontinued operations and converted to Class R-6 shares on January 13, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 732 $ 1,012
Net realized gain (loss) on investments and foreign currencies ............................................................................. 1,779 1,628
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,940 7,478
Net Increase (Decrease) in Net Assets Resulting from Operations 10,451 10,118
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,309) (12,416)
Total Dividends and Distributions (1,309) (12,416)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,167) (32,342)
Total Increase (Decrease) in Net Assets 975 (34,640)
Net Assets
Beginning of period ..........................................................................................................................
76,375 111,015
End of period ................................................................................................................................
$ 77,350 $ 76,375
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold ......................................................................................... $ 6,158 $ 13,169 $ 2,519
Reinvested .................................................................................... 263 573 286
Redeemed .....................................................................................
(8,702) (11,492) (10,941)
Net Increase (Decrease)
$ (2,281) $ 2,250 $ (8,136)
Shares:
Sold ......................................................................................... 508 1,078 206
Reinvested .................................................................................... 21 46 23
Redeemed .....................................................................................
(719) (935) (897)
Net Increase (Decrease)
(190) 189 (668)
Year Ended August 31, 2023
Dollars:
Sold ......................................................................................... $ 5,045 $ 18,920 $ 2,826
Reinvested .................................................................................... 2,232 6,105 1,954
Redeemed .....................................................................................
(5,837) (54,231) (9,356)
Net Increase (Decrease)
$ 1,440 $ (29,206) $ (4,576)
Shares:
Sold ......................................................................................... 443 1,658 247
Reinvested .................................................................................... 208 563 179
Redeemed .....................................................................................
(515) (4,692) (807)
Net Increase (Decrease)
136 (2,471) (381)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............................................. $ (263) $ (583) $ (463)
Total Dividends and Distributions
$ (263) $ (583) $ (463)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,232) $ (6,177) $ (4,007)
Total Dividends and Distributions
$ (2,232) $ (6,177) $ (4,007)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 15,287 $ 11,487
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ 6,105 (7,545)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................................
14,768 18,594
Net Increase (Decrease) in Net Assets Resulting from Operations 36,160 22,536
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (15,141) (49,293)
Total Dividends and Distributions (15,141) (49,293)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(57,111) (2,050)
Total Increase (Decrease) in Net Assets (36,092) (28,807)
Net Assets
Beginning of period ..........................................................................................................................
450,812 479,619
End of period ................................................................................................................................
$ 414,720 $ 450,812
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold ......................................................................................... $ 2,792 $ 80,390 $ 75,661
Reinvested .................................................................................... 955 9,048 651
Redeemed .....................................................................................
(8,393) (190,934) (27,281)
Net Increase (Decrease)
$ (4,646) $ (101,496) $ 49,031
Shares:
Sold ......................................................................................... 265 7,501 6,958
Reinvested .................................................................................... 93 869 62
Redeemed .....................................................................................
(797) (17,854) (2,535)
Net Increase (Decrease)
(439) (9,484) 4,485
Year Ended August 31, 2023
Dollars:
Sold ......................................................................................... $ 9,500 $ 111,942 $ 29,221
Reinvested .................................................................................... 3,628 29,922 2,209
Redeemed .....................................................................................
(10,428) (144,120) (33,924)
Net Increase (Decrease)
$ 2,700 $ (2,256) $ (2,494)
Shares:
Sold ......................................................................................... 915 10,560 2,730
Reinvested .................................................................................... 356 2,890 213
Redeemed .....................................................................................
(1,012) (13,397) (3,214)
Net Increase (Decrease)
259 53 (271)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............................................. $ (1,107) $ (11,817) $ (2,217)
Total Dividends and Distributions
$ (1,107) $ (11,817) $ (2,217)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............................................. $ (4,216) $ (36,388) $ (8,689)
Total Dividends and Distributions
$ (4,216) $ (36,388) $ (8,689)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Global Sustainable Listed Infrastructure
Fund
Year Ended
August 31, 2024
Period Ended
August 31, 2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 483 $ 370
Net realized gain (loss) on investments and foreign currencies ............................................................................. 256 773
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,148 (940)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,887 203
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,246) (123)
Total Dividends and Distributions (1,246) (123)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,945 15,929
Total Increase (Decrease) in Net Assets 3,586 16,009
Net Assets
Beginning of period ..........................................................................................................................
16,009 –
End of period ................................................................................................................................
$ 19,595 $ 16,009
Institutional
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold .............................................................................................................. $ 1,293
Reinvested ......................................................................................................... 884
Redeemed ..........................................................................................................
(232)
Net Increase (Decrease)
$ 1,945
Shares:
Sold .............................................................................................................. 126
Reinvested ......................................................................................................... 85
Redeemed ..........................................................................................................
(23)
Net Increase (Decrease)
188
Period Ended August 31, 2023
(a)
Dollars:
Sold .............................................................................................................. $ 15,818
Reinvested ......................................................................................................... 122
Redeemed ..........................................................................................................
(11)
Net Increase (Decrease)
$ 15,929
Shares:
Sold .............................................................................................................. 1,528
Reinvested ......................................................................................................... 12
Redeemed ..........................................................................................................
(1)
Net Increase (Decrease)
1,539
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (1,246)
Total Dividends and Distributions
$ (1,246)
Period Ended August 31, 2023
(a)
From net investment income and net realized gain on investments .................................................................. $ (123)
Total Dividends and Distributions
$ (123)
(a)
Period from September 22, 2022, date operations commenced, through August 31, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Equity Index Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 31,910 $ 30,952
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... 29,666 6,925
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
144,722 133,944
Net Increase (Decrease) in Net Assets Resulting from Operations 206,298 171,821
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (43,737) (27,481)
Total Dividends and Distributions (43,737) (27,481)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(194,364) 102,254
Total Increase (Decrease) in Net Assets (31,803) 246,594
Net Assets
Beginning of period ..........................................................................................................................
1,232,594 986,000
End of period ................................................................................................................................
$ 1,200,791 $ 1,232,594
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold ......................................................... $ 28,193 $ 36 $ 3,508 $ 2,645 $ 3,312 $ 91,887
Reinvested .................................................... 2,679 6 454 366 516 39,716
Redeemed .....................................................
(21,832) (266) (4,554) (4,845) (3,821) (332,364)
Net Increase (Decrease)
$ 9,040 $ (224) $ (592) $ (1,834) $ 7 $ (200,761)
Shares:
Sold ......................................................... 2,499 3 325 238 298 8,133
Reinvested .................................................... 241 1 42 33 47 3,570
Redeemed .....................................................
(1,927) (26) (409) (436) (343) (30,063)
Net Increase (Decrease)
813 (22) (42) (165) 2 (18,360)
Year Ended August 31, 2023
Dollars:
Sold ......................................................... $ 28,812 $ 48 $ 3,168 $ 2,101 $ 5,252 $ 322,042
Reinvested .................................................... 1,269 7 233 212 360 25,400
Redeemed .....................................................
(11,728) (34) (3,406) (1,927) (6,984) (262,571)
Net Increase (Decrease)
$ 18,353 $ 21 $ (5) $ 386 $ (1,372) $ 84,871
Shares:
Sold ......................................................... 2,708 3 311 206 525 30,641
Reinvested .................................................... 131 1 24 22 37 2,613
Redeemed .....................................................
(1,124) (3) (345) (190) (662) (25,651)
Net Increase (Decrease)
1,715 1 (10) 38 (100) 7,603
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............. $ (2,679) $ (6) $ (454) $ (366) $ (516) $ (39,716)
Total Dividends and Distributions
$ (2,679) $ (6) $ (454) $ (366) $ (516) $ (39,716)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............. $ (1,269) $ (7) $ (233) $ (212) $ (360) $ (25,400)
Total Dividends and Distributions
$ (1,269) $ (7) $ (233) $ (212) $ (360) $ (25,400)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Small Company Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 11,829 $ 12,422
Net realized gain (loss) on investments and foreign currencies ............................................................................. (1,615) (40,524)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
82,079 99,733
Net Increase (Decrease) in Net Assets Resulting from Operations 92,293 71,631
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (13,761) (8,570)
Total Dividends and Distributions (13,761) (8,570)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(42,271) (61,203)
Total Increase (Decrease) in Net Assets 36,261 1,858
Net Assets
Beginning of period ..........................................................................................................................
706,507 704,649
End of period ................................................................................................................................
$ 742,768 $ 706,507
Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold ................................................................................................... $ 8,675 $ 71,148
Reinvested .............................................................................................. 730 13,031
Redeemed ...............................................................................................
(19,656) (116,199)
Net Increase (Decrease)
$ (10,251) $ (32,020)
Shares:
Sold ................................................................................................... 875 7,092
Reinvested .............................................................................................. 73 1,291
Redeemed ...............................................................................................
(1,969) (11,702)
Net Increase (Decrease)
(1,021) (3,319)
Year Ended August 31, 2023
Dollars:
Sold ................................................................................................... $ 14,707 $ 72,767
Reinvested .............................................................................................. 498 8,072
Redeemed ...............................................................................................
(31,800) (125,447)
Net Increase (Decrease)
$ (16,595) $ (44,608)
Shares:
Sold ................................................................................................... 1,653 7,837
Reinvested .............................................................................................. 56 901
Redeemed ...............................................................................................
(3,490) (13,657)
Net Increase (Decrease)
(1,781) (4,919)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (730) $ (13,031)
Total Dividends and Distributions
$ (730) $ (13,031)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (498) $ (8,072)
Total Dividends and Distributions
$ (498) $ (8,072)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 6,480 $ 5,485
Net realized gain (loss) on investments ...................................................................................................... (3,212) (4,799)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
9,404 (500)
Net Increase (Decrease) in Net Assets Resulting from Operations 12,672 186
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (6,569) (5,476)
Total Dividends and Distributions (6,569) (5,476)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
12,217 1,472
Total Increase (Decrease) in Net Assets 18,320 (3,818)
Net Assets
Beginning of period ..........................................................................................................................
135,410 139,228
End of period ................................................................................................................................
$ 153,730 $ 135,410
Class A Institutional
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold ................................................................................................... $ 9,741 $ 64,918
Reinvested .............................................................................................. 1,553 4,949
Redeemed ...............................................................................................
(19,017) (49,927)
Net Increase (Decrease)
$ (7,723) $ 19,940
Shares:
Sold ................................................................................................... 1,026 6,849
Reinvested .............................................................................................. 163 516
Redeemed ...............................................................................................
(2,011) (5,249)
Net Increase (Decrease)
(822) 2,116
Year Ended August 31, 2023
Dollars:
Sold ................................................................................................... $ 7,457 $ 51,708
Reinvested .............................................................................................. 1,737 3,643
Redeemed ...............................................................................................
(15,144) (47,929)
Net Increase (Decrease)
$ (5,950) $ 7,422
Shares:
Sold ................................................................................................... 791 5,461
Reinvested .............................................................................................. 185 386
Redeemed ...............................................................................................
(1,607) (5,075)
Net Increase (Decrease)
(631) 772
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (1,613) $ (4,956)
Total Dividends and Distributions
$ (1,613) $ (4,956)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (1,806) $ (3,670)
Total Dividends and Distributions
$ (1,806) $ (3,670)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 43,944 $ 61,085
Net realized gain (loss) on investments and foreign currencies ............................................................................. (55,647) (325,903)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
345,547 292,261
Net Increase (Decrease) in Net Assets Resulting from Operations 333,844 27,443
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (59,959) (69,003)
Total Dividends and Distributions (59,959) (69,003)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(471,906) 391,895
Total Increase (Decrease) in Net Assets (198,021) 350,335
Net Assets
Beginning of period ..........................................................................................................................
2,632,653 2,282,318
End of period ................................................................................................................................
$ 2,434,632 $ 2,632,653
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold ......................................................................................... $ 663 $ 15,449 $ 167,064
Reinvested .................................................................................... 87 1,662 57,941
Redeemed .....................................................................................
(1,058) (34,936) (678,778)
Net Increase (Decrease)
$ (308) $ (17,825) $ (453,773)
Shares:
Sold ......................................................................................... 64 1,577 16,961
Reinvested .................................................................................... 9 175 6,112
Redeemed .....................................................................................
(105) (3,471) (67,367)
Net Increase (Decrease)
(32) (1,719) (44,294)
Year Ended August 31, 2023
Dollars:
Sold ......................................................................................... $ 847 $ 20,392 $ 806,453
Reinvested .................................................................................... 110 2,373 66,235
Redeemed .....................................................................................
(1,275) (43,542) (459,698)
Net Increase (Decrease)
$ (318) $ (20,777) $ 412,990
Shares:
Sold ......................................................................................... 88 2,190 86,398
Reinvested .................................................................................... 12 267 7,467
Redeemed .....................................................................................
(134) (4,607) (48,952)
Net Increase (Decrease)
(34) (2,150) 44,913
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............................................. $ (88) $ (1,667) $ (58,204)
Total Dividends and Distributions
$ (88) $ (1,667) $ (58,204)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............................................. $ (111) $ (2,378) $ (66,514)
Total Dividends and Distributions
$ (111) $ (2,378) $ (66,514)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 19,506 $ 18,972
Net realized gain (loss) on investments and foreign currencies ............................................................................. 56,722 16,287
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
151,281 70,408
Net Increase (Decrease) in Net Assets Resulting from Operations 227,509 105,667
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (30,859) (66,938)
Total Dividends and Distributions (30,859) (66,938)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
9,742 185,908
Total Increase (Decrease) in Net Assets 206,392 224,637
Net Assets
Beginning of period ..........................................................................................................................
1,285,740 1,061,103
End of period ................................................................................................................................
$ 1,492,132 $ 1,285,740
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold .............................................................................. $ 21,006 $ 2,875 $ 109,761 $ 292,776
Reinvested ......................................................................... 3,368 409 16,723 8,982
Redeemed ..........................................................................
(26,943) (13,329) (180,516) (225,370)
Net Increase (Decrease)
$ (2,569) $ (10,045) $ (54,032) $ 76,388
Shares:
Sold .............................................................................. 1,208 167 6,271 15,909
Reinvested ......................................................................... 197 24 970 521
Redeemed ..........................................................................
(1,567) (780) (10,448) (12,938)
Net Increase (Decrease)
(162) (589) (3,207) 3,492
Year Ended August 31, 2023
Dollars:
Sold .............................................................................. $ 27,180 $ 3,653 $ 121,266 $ 339,546
Reinvested ......................................................................... 8,436 2,273 45,132 7,307
Redeemed ..........................................................................
(30,134) (22,255) (238,061) (78,435)
Net Increase (Decrease)
$ 5,482 $ (16,329) $ (71,663) $ 268,418
Shares:
Sold .............................................................................. 1,736 233 7,663 21,233
Reinvested ......................................................................... 546 149 2,906 471
Redeemed ..........................................................................
(1,945) (1,441) (15,127) (5,046)
Net Increase (Decrease)
337 (1,059) (4,558) 16,658
Dividends and Distributions to Shareholders:
Year Ended August 31, 2024
From net investment income and net realized gain on investments .................................. $ (3,684) $ (418) $ (17,775) $ (8,982)
Total Dividends and Distributions
$ (3,684) $ (418) $ (17,775) $ (8,982)
Year Ended August 31, 2023
From net investment income and net realized gain on investments .................................. $ (9,313) $ (2,315) $ (48,001) $ (7,309)
Total Dividends and Distributions
$ (9,313) $ (2,315) $ (48,001) $ (7,309)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 282,387 $ 274,893
Net realized gain (loss) on investments , futures and options and swaptions ................................................................ (38,732) (257,877)
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions .................................
489,502 (10,914)
Net Increase (Decrease) in Net Assets Resulting from Operations 733,157 6,102
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (317,557) (320,871)
Total Dividends and Distributions (317,557) (320,871)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
64,628 (409,914)
Total Increase (Decrease) in Net Assets 480,228 (724,683)
Net Assets
Beginning of period ..........................................................................................................................
5,754,228 6,478,911
End of period ................................................................................................................................
$ 6,234,456 $ 5,754,228
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2024
Dollars:
Sold .......................... $ 147,058 $ 22,778 $ 4,938 $ 1,553,722 $ 11 $ 444 $ 56 $ 576 $ 220,817
Reinvested ..................... 28,350 5,305 1,683 193,163 22 91 49 114 27,458
Redeemed ......................
(217,149) (51,141) (5,842) (1,573,185) (31) (910) (129) (272) (293,348)
Net Increase (Decrease)
$ (41,741) $ (23,058) $ 779 $ 173,700 $ 2 $ (375) $ (24) $ 418 $ (45,073)
Shares:
Sold .......................... 16,480 2,546 570 175,781 1 51 6 64 24,661
Reinvested ..................... 3,179 596 195 21,830 3 10 6 13 3,107
Redeemed ......................
(24,367) (5,748) (682) (178,300) (4) (102) (15) (31) (33,342)
Net Increase (Decrease)
(4,708) (2,606) 83 19,311 – (41) (3) 46 (5,574)
Year Ended August 31, 2023
Dollars:
Sold .......................... $ 148,101 $ 28,101 $ 3,653 $ 2,192,106 $ 13 $ 655 $ 128 $ 186 $ 525,956
Reinvested ..................... 30,509 6,256 1,802 171,598 23 294 49 118 37,065
Redeemed ......................
(250,075) (58,388) (8,577) (2,434,198) (28) (6,370) (122) (916) (797,853)
Net Increase (Decrease)
$ (71,465) $ (24,031) $ (3,122) $ (70,494) $ 8 $ (5,421) $ 55 $ (612) $ (234,832)
Shares:
Sold .......................... 16,897 3,185 428 252,210 1 76 14 21 60,849
Reinvested ..................... 3,497 717 214 19,851 3 34 6 14 4,279
Redeemed ......................
(28,553) (6,664) (1,017) (280,351) (3) (751) (14) (106) (91,275)
Net Increase (Decrease)
(8,159) (2,762) (375) (8,290) 1 (641) 6 (71) (26,147)
Dividends and Distributions to
Shareholders:
Year Ended August 31, 2024
From net investment income and net
realized gain on investments ......... $ (35,438) $ (6,057) $ (1,706) $ (224,250) $ (22) $ (98) $ (50) $ (114) $ (49,822)
Total Dividends and Distributions
$ (35,438) $ (6,057) $ (1,706) $ (224,250) $ (22) $ (98) $ (50) $ (114) $ (49,822)
Year Ended August 31, 2023
From net investment income and net
realized gain on investments ......... $ (38,465) $ (7,175) $ (1,826) $ (208,238) $ (23) $ (315) $ (49) $ (118) $ (64,662)
Total Dividends and Distributions
$ (38,465) $ (7,175) $ (1,826) $ (208,238) $ (23) $ (315) $ (49) $ (118) $ (64,662)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund,
Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, Global
Sustainable Listed Infrastructure Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund,
Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund, each a series of the Fund, (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class
S, Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective September 22, 2022, the initial purchase of $9,500,000 of Institutional shares of Global Sustainable Listed Infrastructure Fund was made by Principal Financial Services, Inc. (“PFSI”), an affiliate of the Principal Global Investors, LLC (“the Manager”).
Effective January 13, 2023, Class R-5 shares discontinued operations and converted into Class R-6 shares for Diversified Real Asset Fund.
On March 13, 2024, the Fund’s Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares and Class R-4 shares into
Class R-5 shares for the Bond Market Index Fund, International Equity Index Fund, and the Spectrum Preferred and Capital Securities Income
Fund following the close of business on November 22, 2024; and approved the conversion of the Class R-4 shares of the Blue Chip Fund into
Class R-5 shares following the close of business on November 22, 2024.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund's Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of August 31,
2024:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts
Diversified Real Asset Fund
Euro 8 .6%
Global Sustainable Listed Infrastructure Fund
Euro 11 .9%
British Pound Sterling 7 .9
Canadian Dollar 7 .4
Hong Kong Dollar 6 .1
Australian Dollar 5 .2
International Equity Index Fund
Euro 31 .8%
Japanese Yen 22 .1
British Pound Sterling 14 .4
Swiss Franc 9 .7
Australian Dollar 7 .2
International Small Company Fund
Japanese Yen 32 .9%
Euro 18 .5
British Pound Sterling 15 .9
Canadian Dollar 12 .1
Origin Emerging Markets Fund
New Taiwan Dollar 23 .5%
Indian Rupee 21 .5
South Korean Won 12 .6
Chinese Renminbi 12 .1
Hong Kong Dollar 11 .2
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-
dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and the limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended August 31, 2024, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaim income is included in dividend income on the statements of operations and any expenses associated with the recovery of foreign tax reclaims are included in other expenses on the statements of operations.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25% of their total net assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for Diversified Real Asset
Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-
Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At August 31, 2024, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The impact of the ASU will not have a material impact on the
Funds’ financial statements. The Funds will adopt the ASU for periods beginning after December 15, 2023.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of ( i ) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest
Net Assets
Percent of Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 470,784 15.09%
GMS Cayman Corporation 5,663 1.37
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of August
31, 2024 is included in  interfund lending on the statements of assets and liabilities.  Any outstanding borrowing as of August 31, 2024 is included in interfund borrowing on the statements of assets and liabilities.
During the year ended August 31, 2024, Funds lending to the Facility were as follows (amount in thousands):
During the year ended August 31, 2024, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively (prior to April 15, 2024, the participants were able to borrow up to 250 million, collectively). Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-
term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding borrowing as of August 31, 2024 is included in borrowing on the statements of assets and liabilities. During the year ended August 31, 2024, the Funds did not borrow against the line of credit.
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments,  certain of the Funds invest in contingent convertible securities
(“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Fund $ 93 5.96% $ 6
Bond Market Index Fund 112 5.96 7
Capital Securities Fund 116 5.97 7
Diversified Real Asset Fund 526 5.97 31
Edge MidCap Fund 21 5.96 1
Global Multi-Strategy Fund 25 5.96 1
Global Sustainable Listed Infrastructure Fund 5 5.96 —
International Equity Index Fund 5 5.96 —
International Small Company Fund 47 5.96 3
Origin Emerging Markets Fund 38 5.95 2
Small- MidCap Dividend Income Fund 64 5.96 4
Spectrum Preferred and Capital Securities Income Fund 476 5.99 28
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Blue Chip Fund $ 3,519 5.96% $ 21 0
Bond Market Index Fund 9 5.99 1
Capital Securities Fund 264 6.01 16
Diversified Real Asset Fund 399 5.96 24
Global Multi-Strategy Fund 294 5.98 18
International Equity Index Fund 320 5.96 19
International Small Company Fund 12 6.00 1
Opportunistic Municipal Fund 207 5.96 12
Origin Emerging Markets Fund 2,154 5.96 1 28
Spectrum Preferred and Capital Securities Income Fund 464 5.96 28
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of August 31, 2024, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
Bank of America NA
Foreign Currency Contracts $ — $ (95) $ (95)
Total Return Swaps — (634) (634)
$ —
$ (729) $ (729) $ — $ (729)
BNP Paribas
Foreign Currency Contracts 6 (5) 1
$ 6 $ (5) $ 1 $ — $ 1
CIBC World Markets Corp
Foreign Currency Contracts — (2) (2)
$ — $ (2) $ (2) $ — $ (2)
Citigroup Inc
Foreign Currency Contracts 6 — 6
Purchased Interest Rate Swaptions 39 — 39
Total Return Swaps — (951) (951)
Written Interest Rate Swaptions — (86) (86)
$ 45 $ (1,037) $ (992) $ — $ (992)
Deutsche Bank AG
Written Interest Rate Swaptions — (105) (105)
$ — $ (105) $ (105) $ — $ (105)
Goldman Sachs & Co
Foreign Currency Contracts — (5) (5)
$ — $ (5) $ (5) $ — $ (5)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended August 31, 2024, none of the Funds had material cross trades.
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund (continued)
HSBC Securities Inc
Foreign Currency Contracts $ 3 $ (3) $ —
$ 3 $ (3) $ — $ — $ —
JPMorgan Chase
Foreign Currency Contracts — (4) (4)
$ — $ (4) $ (4) $ — $ (4)
Morgan Stanley & Co
Foreign Currency Contracts — (16) (16)
Purchased Options 35 — 35
$ 35 $ (16) $ 19 $ (19)
$ —
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts — (28) (28)
$ — $ (28) $ (28) $ — $ (28)
UBS AG
Foreign Currency Contracts — (2) (2)
$ — $ (2) $ (2) $ — $ (2)
Westpac Banking Corporation
Foreign Currency Contracts 8 (9) (1)
$ 8 $ (9) $ (1) $ — $ (1)
Total OTC $ 97 $ (1,945) $ (1,848) $ (1,867)
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 2,771 (4,177) (1,406)
$ 2,771 $ (4,177) $ (1,406) $ 1,406
$ —
Citigroup Inc
Foreign Currency Contracts 64 (86) (22)
Total Return Swaps 32 — 32
$ 96 $ (86) $ 10 $ — $ 10
Deutsche Bank AG
Foreign Currency Contracts — (6) (6)
$ — $ (6) $ (6) $ — $ (6)
Goldman Sachs & Co
Credit Default Swaps — (93) (93)
Foreign Currency Contracts 58 (253) (195)
Total Return Swaps 66 — 66
$ 124 $ (346) $ (222) $ 222
$ —
HSBC Securities Inc
Foreign Currency Contracts 11 (67) (56)
Total Return Swaps 82 (7) 75
$ 93 $ (74) $ 19 $ — $ 19
JPMorgan Chase
Foreign Currency Contracts 20 (23) (3)
Total Return Swaps 359 — 359
$ 379 $ (23) $ 356 $ — $ 356
Merrill Lynch
Foreign Currency Contracts — (8) (8)
$ — $ (8) $ (8) $ — $ (8)
Morgan Stanley & Co
Total Return Swaps 4,395 — 4,395
$ 4,395 $ — $ 4,395 $ — $ 4,395
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts — (18) (18)
$ — $ (18) $ (18) $ — $ (18)
Total OTC $ 7,858 $ (4,738) $ 3,120 $ 4,748
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of August 31, 2024, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of August 31, 2024, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end , the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the year ended August 31, 2024, the average outstanding balances for the liability and weighted average annual interest rates for the
Funds' were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits with
Counterparty
Diversified Real Asset Fund $ 2,218 $ — $ — $ 2,218
Global Multi-Strategy Fund 8,491 7,608 20,799 36,898
International Equity Index Fund 83 — — 83
Spectrum Preferred and Capital Securities Income Fund 9,086 — — 9,086
ISDA (OTC
Derivatives)
Diversified Real Asset Fund $ 50
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Opportunistic Municipal Fund $ 8,028 3.91%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the year, certain of the Funds wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss.
A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end , the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of August 31, 2024, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, the Funds may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S.
government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of August 31, 2024, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Certain Total
Return Swaps are valued using the closing price of their underlying custom basket of equity securities multiplied by the quantity of each position.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Real Asset Fund $ 77 $ 1
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2024 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be found at
www.PrincipalAM.com. As of August 31, 2024, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and
Total Percentage of
Outstanding Shares
Owned
Blue Chip Fund 29.64%
Bond Market Index Fund 92.28
Diversified Real Asset Fund 20.33
International Equity Index Fund 54.51
International Small Company Fund 94.87
Origin Emerging Markets Fund 38.33
Small-MidCap Dividend Income Fund 32.20
Spectrum Preferred and Capital Securities Income Fund 5.95
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives August 31, 2024 Liability Derivatives August 31, 2024
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 10,665
*
Payables, Total distributable earnings (accumulated loss) $ 11,300
*
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 80
*
Payables, Total distributable earnings (accumulated loss) $ —
Foreign Exchange Contracts Investment in securities – at value**, Receivables $ 58 Payables $ 169
Interest Rate Contracts Investment in securities – at value**, Receivables, Total distributable earnings (accumulated loss)
$ 401* Payables, Total distributable earnings (accumulated loss) $ 642 *
Total $ 11,204 $ 12, 111
Global Multi-Strategy Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1, 226
*
Payables, Total distributable earnings (accumulated loss) $ 547
*
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 141
*
Equity Contracts Investment in securities – at value**, Receivables, Total distributable earnings (accumulated loss)
$ 5,77 6
*
Payables, Total distributable earnings (accumulated loss) $ 2,028
*
Foreign Exchange Contracts Receivables $ 2,924 Payables $ 4,663
*
Interest Rate Contracts Investment in securities – at value**, Receivables, Total distributable earnings (accumulated loss)
$ 433
*
Payables, Total distributable earnings (accumulated loss) $ 533
*
Total $ 10, 359 $ 7,912
International Equity Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 134
*
Payables, Total distributable earnings (accumulated loss) $ —
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts Receivables $ — Payables $ 238
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**Investment in securities – at value includes purchased option and/or purchased swaptions .
Derivatives not accounted for as
hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized
Appreciation/(Depreciation) of
Derivatives Recognized in Statement
of Operations
Diversified Real Asset Fund
Commodity Contracts
Investment transactions/Investments* $ (1,366) $ 223
Futures contracts $ (20,692) $ (2,698)
Options and swaptions $ 109 $ (91)
Swap agreements $ 265 $ (1,383)
Credit Contracts
Swap agreements $ 65 $ 80
Foreign Exchange Contracts
Investment transactions/Investments* $ (43) $ (12)
Foreign currency contracts $ 61 $ (121)
Options and swaptions $ 10 $ —
Interest Rate Contracts
Investment transactions/Investments* $ (1,324) $ (567)
Futures contracts $ 484 $ 90
Options and swaptions $ 1,115 $ 689
Swap agreements $ (801) $ 141
Total $ (22,117) $ (3,64 9)
Global Multi-Strategy Fund
Commodity Contracts
Futures contracts $ (190) $ 368
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

Derivatives not accounted for as
hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized
Appreciation/(Depreciation) of
Derivatives Recognized in Statement
of Operations
Global Multi-Strategy Fund (continued)
Credit Contracts
Swap agreements $ (1,190) $ 210
Equity Contracts
Investment transactions/Investments* $ (1,686) $ 172
Futures contracts $ (1,016) $ (370)
Options and swaptions $ 1,048 $ (464)
Swap agreements $ 1,2 09 $ (641)
Foreign Exchange Contracts
Foreign currency contracts $ (2,056) $ (1,828)
Futures contracts $ 30 $ (42)
Interest Rate Contracts
Investment transactions/Investments* $ 101 $ 16
Futures contracts $ (3,469) $ (87)
Options and swaptions $ (7) $ (11)
Swap agreements $ 83 $ 386
Total $ (7,14 3 ) $ (2,291)
International Equity Index Fund
Equity Contracts
Futures contracts $ (209) $ 156
Spectrum Preferred and Capital Securities Income Fund
Equity Contracts
Options and swaptions $ 247 $ —
Interest Rate Contracts
Investment transactions/Investments* $ (1,202) $ —
Futures contracts $ (4,859) $ (153)
Options and swaptions $ 4,26 4 $ 11
Total $ (1,55 0 ) $ (142)
*Investment transactions includes purchased options and/or purchased swaptions .
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year  ended August
31, 2024 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$ 416,240
Futures - Short
119,697
Purchased Options
270
Total Return Swaps - Receive Positive Return
213,736
Credit Contracts
Exchange Cleared Credit Default Swaps - Sell Protection
4,916
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
5,652
Foreign Currency Contracts - Contracts to Deliver
10,536
Purchased Options
6,288
Written Options
6,096
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
10,530
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
36,947
Futures - Long
17,001
Futures - Short
42,346
Purchased Interest Rate Swaptions
82,294
Purchased Options
383
Written Interest Rate Swaptions
95,301
Written Options
518
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
12,129
Futures - Short
11,048
Credit Contracts
Credit Default Swaps – Buy Protection
9,450
Exchange Cleared Credit Default Swaps – Buy Protection
10,022
Equity Contracts
Futures - Long
41,258
Futures - Short
19,244
Purchased Options
346
Total Return Swaps – Receive Positive Return
124,068
Written Options
384
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
89,668
Foreign Currency Contracts - Contracts to Deliver
118,007
Futures - Long
1,346
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
13,867
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
3,719
Futures - Long
106,995
Futures - Short
176,270
Purchased Options
197
Total Return Swaps – Receive Positive Return
1,682
Written Options
197
International Equity Index Fund
Equity Contracts
Futures - Long
2,316
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures - Long
723,941
Futures - Short
185,380
Written Options
383
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 11,681,704 $ — $ — $ 11,681,704
Investment Companies* 1,172 — — 1,172
Total investments in securities $ 11,682,876 $ — $ — $ 11,682,876
Bond Market Index Fund
Bonds* — 617,474 — 617,474
Investment Companies* 104,017 — — 104,017
Municipal Bonds* — 3,219 — 3,219
U.S. Government & Government Agency Obligations* — 1,617,537 — 1,617,537
Total investments in securities $ 104,017 $ 2,238,230 $ — $ 2,342,247
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 1,172,503 $ — $ 1,172,503
Investment Companies* 33,577 — — 33,577
Preferred Stocks* 5,845 — — 5,845
Total investments in securities $ 39,422 $ 1,172,503 $ — $ 1,211,925
Diversified Real Asset Fund
Bonds* — 18,508 — 18,508
Common Stocks
Basic Materials 115,277 30,820 — 146,097
Communications — 8,679 — 8,679
Consumer, Cyclical 8,864 4,195 3 13,062
Consumer, Non-cyclical 46,369 30,766 33 77,168
Energy 258,429 18,480 — 276,909
Financial 488,337 221,685 — 710,022
Industrial 59,432 125,828 53 185,313
Technology 5,652 1,442 103 7,197
Utilities 220,458 197,957 — 418,415
Investment Companies* 337,135 — — 337,135
Preferred Stocks
Industrial — 5 248 253
Utilities 5,456 — — 5,456
Senior Floating Rate Interests* — 134,965 — 134,965
U.S. Government & Government Agency Obligations* — 832,283 — 832,283
Purchased Options 208 35 — 243
Purchased Interest Rate Swaptions — 39 — 39
Total investments in securities $ 1,545,617 $ 1,625,687 $ 440 $ 3,171,744
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 80 — 80
Commodity Contracts
Futures** 10,463 — — 10,463
Foreign Exchange Contracts
Foreign Currency Contracts — 23 — 23
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 9 4 — 9 4
Futures** 60 — — 60
Derivative Liabilities
Commodity Contracts
Futures** (9,513) — — (9,513)
Total Return Swaps — (1,585) — (1,585)
Foreign Exchange Contracts
Foreign Currency Contracts — (169) — (169)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (19 1 ) — (19 1 )
Futures** (89) — — (89)
Written Interest Rate Swaptions — (191) — (191)
Written Options (171) — — (171)
Edge MidCap Fund
Common Stocks* 75,800 — — 75,800
Investment Companies* 975 — — 975
Total investments in securities $ 76,775 $ — $ — $ 76,775
Global Multi-Strategy Fund
Bonds* — 132,769 79 132,848
Common Stocks
Basic Materials 8,066 680 — 8,746
Communications 15,627 799 — 16,426
Consumer, Cyclical 15,050 1,212 — 16,262
Consumer, Non-cyclical 30,013 5,133 1,178 36,324
Diversified 476 599 — 1,075
Energy 10,235 130 — 10,365
Financial 18,285 2,609 — 20,894
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Common Stocks (continued)
Industrial $ 19,644 $ 2,667 $ — $ 22,311
Technology 23,903 1,095 337 25,335
Utilities 2,497 162 — 2,659
Convertible Bonds* — 4,132 — 4,132
Convertible Preferred Stocks
Energy — — 52 52
Financial 37 — — 37
Investment Companies* 81,078 — — 81,078
Senior Floating Rate Interests* — 1,677 1 1,678
U.S. Government & Government Agency Obligations* — 13,033 — 13,033
Purchased Options 33 146 — 179
Total investments in securities $ 224,944 $ 166,843 $ 1,647 $ 393,434
Short Sales
Common Stocks
Basic Materials (562) (582) — (1,144)
Communications (718) (663) — (1,381)
Consumer, Cyclical (806) (1,803) — (2,609)
Consumer, Non-cyclical (3,225) (1,877) — (5,102)
Energy (581) (142) — (723)
Financial (1,253) (1,092) — (2,345)
Industrial (2,526) (2,394) — (4,920)
Technology (1,679) (412) — (2,091)
Utilities — (34) — (34)
Preferred Stocks
Industrial — (76) — (76)
Total Short Sales $ (11,350) $ (9,075) $ — $ (20,425)
Derivative Assets
Commodity Contracts
Futures** 1,226 — — 1,226
Equity Contracts
Futures** 831 — — 831
Total Return Swaps — 4,799 — 4,799
Foreign Exchange Contracts
Foreign Currency Contracts — 2,924 — 2,924
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 153 — 153
Futures** 112 — — 112
Total Return Swaps — 135 — 135
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (93) — (93)
Exchange Cleared Credit Default Swaps** — (48) — (48)
Commodity Contracts
Futures** (547) — — (547)
Equity Contracts
Futures** (943) — — (943)
Written Options — (1,085) — (1,085)
Foreign Exchange Contracts
Foreign Currency Contracts — (4,638) — (4,638)
Futures** (25) — — (25)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (18) — (18)
Futures** (479) — — (479)
Total Return Swaps — (7) — (7)
Written Options (29) — — (29)
Global Sustainable Listed Infrastructure Fund
Common Stocks
Communications — 217 — 217
Consumer, Non-cyclical 443 912 — 1,355
Energy 1,779 292 — 2,071
Financial 1,819 — — 1,819
Industrial 1,116 2,250 — 3,366
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Sustainable Listed Infrastructure Fund (continued)
Common Stocks (continued)
Utilities $ 6,873 $ 3,241 $ — $ 10,114
Investment Companies* 438 — — 438
Total investments in securities $ 12,468 $ 6,912 $ — $ 19,380
International Equity Index Fund
Common Stocks
Basic Materials — 64,871 — 64,871
Communications 2,973 47,974 — 50,947
Consumer, Cyclical — 153,782 — 153,782
Consumer, Non-cyclical 2,513 293,660 — 296,173
Diversified — 576 — 576
Energy — 46,852 — 46,852
Financial 1,498 255,899 — 257,397
Industrial — 166,398 — 166,398
Technology 2,850 80,749 — 83,599
Utilities — 36,943 — 36,943
Investment Companies* 41,718 — — 41,718
Preferred Stocks
Consumer, Cyclical — 2,852 — 2,852
Consumer, Non-cyclical — 1,031 — 1,031
Industrial — 482 — 482
Total investments in securities $ 51,552 $ 1,152,069 $ — $ 1,203,621
Derivative Assets
Equity Contracts
Futures** 134 — — 134
International Small Company Fund
Common Stocks
Basic Materials 26,734 27,394 — 54,128
Communications 3,696 16,982 — 20,678
Consumer, Cyclical 12,619 102,097 — 114,716
Consumer, Non-cyclical 8,137 94,921 — 103,058
Energy 17,776 12,063 — 29,839
Financial 4,450 153,771 — 158,221
Industrial 13,497 163,440 — 176,937
Technology 21,340 35,850 — 57,190
Utilities 5,297 13,991 — 19,288
Investment Companies* 25,186 — — 25,186
Total investments in securities $ 138,732 $ 620,509 $ — $ 759,241
Opportunistic Municipal Fund
Investment Companies* 190 — — 190
Municipal Bonds* — 160,070 — 160,070
Total investments in securities $ 190 $ 160,070 $ — $ 160,260
Origin Emerging Markets Fund
Common Stocks
Basic Materials 16,548 67,237 — 83,785
Communications 136,134 228,519 — 364,653
Consumer, Cyclical — 344,473 — 344,473
Consumer, Non-cyclical 32,194 92,318 — 124,512
Energy — 109,205 — 109,205
Financial 36,310 478,721 — 515,031
Industrial 6,645 287,995 — 294,640
Technology — 553,199 — 553,199
Utilities 8,934 — — 8,934
Investment Companies* 3,742 — — 3,742
Preferred Stocks* 31,848 — — 31,848
Total investments in securities $ 272,355 $ 2,161,667 $ — $ 2,434,022
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year , there were no Funds which had a significant Level 3 balance. During the year , there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Small- MidCap Dividend Income Fund
Common Stocks* $ 1,458,791 $ — $ — $ 1,458,791
Investment Companies* 30,655 — — 30,655
Total investments in securities $ 1,489,446 $ — $ — $ 1,489,446
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,512,780 — 5,512,780
Convertible Preferred Stocks* 2,901 — — 2,901
Investment Companies* 241,971 — — 241,971
Preferred Stocks
Communications 36,440 — — 36,440
Consumer, Non-cyclical — 22,803 — 22,803
Financial 391,277 — — 391,277
Utilities 46,616 — — 46,616
Total investments in securities $ 719,205 $ 5,535,583 $ — $ 6,254,788
Derivative Liabilities
Interest Rate Contracts
Written Options (238) — — (238)
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund .65% .63% .61% .60%
Global Sustainable Listed Infrastructure Fund .75 .73 .71 .70
International Small Company Fund 1.00 .98 .96 .95
Opportunistic Municipal Fund .44 .42 .40 .39
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Diversified Real Asset Fund .80% .78% .76% .75% .74% .73%
Global Multi-Strategy Fund (Prior to December 31, 2023) 1.44 1.42 1.40 1.39 1.38 1.37
Origin Emerging Markets Fund .99 .97 .95 .94 .93 .92
Small- MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $2
billion
Next $2
billion
Over $4
billion
Global Multi-Strategy Fund (Effective December 31, 2023) 1.36% 1.30% 1.25%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Blue Chip Fund .65% .63% .61% .60% .59% .58% .57%
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5, respectively. Class
A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager)
for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to December 31, 2023, the contractual limit was 1.48%.
** Prior to December 31, 2023, the contractual limit was 1.10%.
The Manager has contractually agreed to limit Capital Securities Fund’s expenses attributable to Class S shares by paying expenses normally payable by Capital Securities Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%. It is expected that the expense limit will continue permanently. Capital Securities Fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with Capital
Securities Fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
In addition, the Manager has contractually agreed to limit R-6 other expenses and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Spectrum Preferred and Capital Securities Income Fund .75% .73% .71% .70% .69% .68% .67% .66% .65%
All Net Assets
Bond Market Index Fund .14%
International Equity Index Fund .25
Period from September 1, 2023 through August 31, 2024
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2024
Diversified Real Asset Fund
1.20% N/A .83 December 30, 2024
Edge MidCap Fund
1.10 N/A .77 December 30, 2024
Global Multi-Strategy Fund
N/A N/A 1.43* December 30, 2024
Global Sustainable Listed Infrastructure Fund
N/A N/A .88 December 30, 2024
International Equity Index Fund
N/A N/A .31 December 30, 2024
International Small Company Fund
N/A N/A 1.08 December 30, 2024
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2024
Origin Emerging Markets Fund
1.45 N/A 1.05** December 30, 2024
Small-MidCap Dividend Income Fund
1.12 1.87% .85 December 30, 2024
Period from September 1, 2023 through August 31, 2024
R-6 Expiration
Diversified Real Asset Fund .02% December 30, 2024
Edge MidCap Fund .02 December 30, 2024
Global Multi-Strategy Fund .02 December 30, 2024
International Equity Index Fund .04 December 30, 2024
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc.
(“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1,
R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .14% for Class J shares effective July 1, 2024. Prior to July
1, 2024 the limit was .13%. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and Spectrum Preferred
and Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, Origin Emerging Markets Fund, and Small-MidCap
Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the year ended August 31, 2024, were as follows
(amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At August 31, 2024, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, PFSI
(an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager),
Period from September 1, 2023 through August 31, 2024
R-6 Expiration
International Small Company Fund .04 December 30, 2024
Small- MidCap Dividend Income Fund .02 December 30, 2024
Period from September 1, 2023 through August 31, 2024
Expiration
Blue Chip Fund .030% December 30, 2024
Bond Market Index Fund .015 December 30, 2024
Class A Class C Class J
Blue Chip Fund $ 575 $ 16 $ 25
Bond Market Index Fund N/A N/A 2
Diversified Real Asset Fund 9 N/A N/A
Edge MidCap Fund 25 N/A N/A
Global Multi-Strategy Fund 7 N/A N/A
Opportunistic Municipal Fund 6 N/A N/A
Origin Emerging Markets Fund 5 N/A N/A
Small- MidCap Dividend Income Fund 26 1 N/A
Spectrum Preferred and Capital Securities Income Fund 104 11 1
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts
in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $130,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2024 .
Other Transactions. During the year-ended August 31, 2024, certain share classes received a one-time reimbursement from an affiliate due to an operational error, which is reflected in the statements of operations as a reduction to transfer agent fees for impacted share classes.
6. Investment Transactions
For the year ended August 31, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the year ended August 31, 2024, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2024 and August 31,
2023 were as follows (amounts in thousands):
Institutional R-6
Blue Chip Fund 579 38,725
Bond Market Index Fund 1,036 N/A
Diversified Real Asset Fund 49 7,965
Edge MidCap Fund 150 –
Global Multi-Strategy Fund 24 435
Global Sustainable Listed Infrastructure Fund 1,081 N/A
International Equity Index Fund – 31,526
International Small Company Fund 244 324
Opportunistic Municipal Fund 28 N/A
Origin Emerging Markets Fund – 132,591
Small- MidCap Dividend Income Fund 71 653
Spectrum Preferred and Capital Securities Income Fund – 3,046
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 1,536,835 $ 1,929,876 $ — $ —
Bond Market Index Fund 501,666 677,807 — —
Capital Securities Fund 264,371 203,117 — —
Diversified Real Asset Fund 2,104,882 2,465,726 87,160 87,203
Edge MidCap Fund 12,233 20,357 — —
Global Multi-Strategy Fund 463,642 519,916 70,288 59,792
Global Sustainable Listed Infrastructure Fund 7,844 6,555 — —
International Equity Index Fund 226,678 430,930 — —
International Small Company Fund 335,739 374,404 — —
Opportunistic Municipal Fund 111,805 99,609 — —
Origin Emerging Markets Fund 1,470,862 1,973,777 — —
Small- MidCap Dividend Income Fund 453,342 472,125 — —
Spectrum Preferred and Capital Securities Income Fund 1,290,037 1,289,035 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Fund $ 713,099 $ 792,017 $ — $ —
Diversified Real Asset Fund 189,929 447,174 — —
Global Multi-Strategy Fund 10,768 6,683 71 —
Ordinary Income Tax-Exempt Income^
Long-Term Capital
Gain*
2024 2023 2024 2023 2024 2023
Blue Chip Fund $ 1,781 $ — $ — $ — $ — $ 57,147
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2024, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, contingent convertible bonds, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2024, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
*In accordance with IRC Sections 381-384, portions of losses in future years could be subject to limitations.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
Ordinary Income Tax-Exempt Income^
Long-Term Capital
Gain*
2024 2023 2024 2023 2024 2023
Bond Market Index Fund $ 85,167 $ 38,726 $ — $ — $ — $ —
Capital Securities Fund 63,966 62,211 — — — —
Diversified Real Asset Fund 90,582 257,087 — — — 228,992
Edge MidCap Fund 1,009 2,809 — — 300 9,607
Global Multi-Strategy Fund 15,141 26,205 — — — 23,088
Global Sustainable Listed Infrastructure Fund 1,233 123 — — 13 —
International Equity Index Fund 34,015 26,394 — — 9,722 1,087
International Small Company Fund 13,761 8,570 — — — —
Opportunistic Municipal Fund 50 43 6,519 5,433 — —
Origin Emerging Markets Fund 59,959 69,003 — — — —
Small- MidCap Dividend Income Fund 22,739 26,800 — — 8,120 40,138
Spectrum Preferred and Capital Securities Income Fund 317,557 320,871 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 8,049 $ — $ 229,782 $ — $ 5,486,179 $ — $ 5,724,010
Bond Market Index Fund 51,901 — — (93,782) (68,546) — (110,427)
Capital Securities Fund 819 — — (83,494) (35,427) 10,119 (107,983)
Diversified Real Asset Fund 9,088 — — (73,881) 31,868 (25) (32,950)
Edge MidCap Fund 360 — 1,237 — 10,665 — 12,262
Global Multi-Strategy Fund 259 — — (137) 10,990 (1,468) 9,644
Global Sustainable Listed Infrastructure Fund 356 — 242 — 1,123 — 1,721
International Equity Index Fund 31,091 — 11,848 — 278,683 — 321,622
International Small Company Fund 21,423 — — (67,333) 87,348 — 41,438
Opportunistic Municipal Fund — 83 — (18,003) (1,101) (170) (19,191)
Origin Emerging Markets Fund 40,808 — — (608,590) 98,400 — (469,382)
Small- MidCap Dividend Income Fund 6,550 — 42,311 — 456,781 — 505,642
Spectrum Preferred and Capital Securities Income Fund 4,764 — — (385,233) (146,851) 53,631 (473,689)
Short-Term Long-Term Total
Bond Market Index Fund $ 29,594 $ 64,188 $ 93,782*
Capital Securities Fund 13,880 69,614 83,494
Diversified Real Asset Fund — 73,881 73,881
Global Multi-Strategy Fund — 137 137
International Small Company Fund 67,333 — 67,333
Opportunistic Municipal Fund 9,422 8,581 18,003
Origin Emerging Markets Fund 536,767 71,823 608,590
Spectrum Preferred and Capital Securities Income Fund 33,078 352,155 385,233
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2024

For the year ended August 31, 2024 , the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2024, the Funds do not plan to defer any late year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31, 2024, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of August 31, 2024, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. Through the date these financial statements were issued, Origin Emerging Markets Fund experienced significant redemption transactions of approximately 75% of total net assets on the statements of assets and liabilities. There were no other items requiring adjustment of the financial statements or additional disclosure.
Short-Term Utilized Long-Term Utilized
Blue Chip Fund $ 10,854 $ 82,431
Capital Securities Fund 185 —
Global Multi-Strategy Fund 813 4,349
Opportunistic Municipal Fund 12 —
Origin Emerging Markets Fund — 82,770
Spectrum Preferred and Capital Securities Income Fund 230 —
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (15,523) $ 15,523
Diversified Real Asset Fund (2,286) 2,286
Edge MidCap Fund (266) 266
Global Multi-Strategy Fund 1,658 (1,658)
International Equity Index Fund (6,170) 6,170
Small- MidCap Dividend Income Fund (5,352) 5,352
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 5,564,140 $ (77,961) $ 5,486,179 $ 6,196,697
Bond Market Index Fund 25,413 (93,959) (68,546) 2,410,793
Capital Securities Fund 21,319 (56,746) (35,427) 1,247,352
Diversified Real Asset Fund 228,724 (196,851) 31,873 3,138,682
Edge MidCap Fund 15,552 (4,887) 10,665 66,110
Global Multi-Strategy Fund 40,578 (29,605) 10,973 364,304
Global Sustainable Listed Infrastructure Fund 1,831 (704) 1,127 18,253
International Equity Index Fund 357,394 (78,869) 278,525 925,230
International Small Company Fund 121,062 (33,771) 87,291 671,950
Opportunistic Municipal Fund 5,974 (7,075) (1,101) 161,361
Origin Emerging Markets Fund 401,674 (278,490) 123,184 2,310,838
Small- MidCap Dividend Income Fund 485,297 (28,516) 456,781 1,032,665
Spectrum Preferred and Capital Securities Income Fund 141,889 (288,740) (146,851) 6,401,401
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Money Market Funds - 0 .01%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
1,167,250 $ 1,167
Principal Government Money Market Fund - Class
R-6 5.21%
(a),(c)
4,838 5
$ 1,172
TOTAL INVESTMENT COMPANIES $ 1,172
COMMON STOCKS - 100 .09 % Shares Held Value (000's)
Aerospace & Defense - 7 .04%
HEICO Corp - Class A 1,068,406 $ 213,777
TransDigm Group Inc 442,460 607,591
$ 821,368
Building Materials - 0 .64%
Vulcan Materials Co 305,946 75,021
Chemicals - 2 .42%
Linde PLC 397,387 190,051
Sherwin-Williams Co/The 250,684 92,595
$ 282,646
Commercial Services - 1 .59%
Moody's Corp 380,631 185,649
Computers - 0 .70%
Gartner Inc
(d)
166,528 81,925
Distribution & Wholesale - 2 .19%
Copart Inc
(d)
4,837,621 256,200
Diversified Financial Services - 11 .27%
Brookfield Asset Management Ltd 754,105 30,737
Brookfield Reinsurance Ltd
(d),(e)
61,469 3,103
Charles Schwab Corp/The 3,352,424 218,243
Mastercard Inc 1,167,469 564,285
Visa Inc 1,805,171 498,895
$ 1,315,263
Electronics - 0 .32%
Amphenol Corp 555,963 37,500
Healthcare - Products - 6 .28%
Danaher Corp 1,436,877 386,965
IDEXX Laboratories Inc
(d)
136,598 65,749
Intuitive Surgical Inc
(d)
92,124 45,383
Thermo Fisher Scientific Inc 382,323 235,156
$ 733,253
Insurance - 4 .37%
Progressive Corp/The 2,023,388 510,298
Internet - 18 .24%
Alphabet Inc - A Shares 883,759 144,389
Alphabet Inc - C Shares 3,700,966 611,067
Amazon.com Inc
(d)
5,159,894 921,041
Netflix Inc
(d)
644,452 451,986
$ 2,128,483
Lodging - 2 .88%
Hilton Worldwide Holdings Inc 1,529,482 335,935
Pharmaceuticals - 1 .52%
Zoetis Inc 966,756 177,390
Private Equity - 7 .98%
Brookfield Corp 12,283,138 617,596
KKR & Co Inc 2,530,792 313,236
$ 930,832
Real Estate - 2 .01%
CoStar Group Inc
(d)
3,032,896 234,443
REITs - 1 .29%
American Tower Corp 670,149 150,154
Retail - 3 .45%
Costco Wholesale Corp 152,839 136,390
O'Reilly Automotive Inc
(d)
235,669 266,299
$ 402,689
Semiconductors - 1 .58%
NVIDIA Corp 1,546,630 184,621
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 24 .32%
Adobe Inc
(d)
745,167 $ 428,031
Cadence Design Systems Inc
(d)
857,664 230,652
Constellation Software Inc/Canada 20,826 67,684
Intuit Inc 694,333 437,610
Microsoft Corp 3,150,575 1,314,231
MSCI Inc 139,100 80,760
Roper Technologies Inc 503,356 279,066
$ 2,838,034
TOTAL COMMON STOCKS $ 11,681,704
Total Investments $ 11,682,876
Other Assets and Liabilities -  (0.10)% (11,162)
TOTAL NET ASSETS - 100.00% $ 11,671,714
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,167 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,161 or 0.01% of net assets.

Schedule of Investments
Blue Chip Fund
August 31, 2024
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 2 $ 970,326 $ 970,323 $ 5
$ 2 $ 970,326 $ 970,323 $ 5
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 651 $ — $ — $ —
$ 651 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 4 .53 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .37%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
245,000 $ 27,246
Vanguard Short-Term Corporate Bond ETF 55,000 4,340
$ 31,586
Money Market Funds - 3 .16%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
1,405,918 1,406
Principal Government Money Market Fund - Class
R-6 5.21%
(a),(b),(c)
71,024,793 71,025
$ 72,431
TOTAL INVESTMENT COMPANIES $ 104,017
BONDS - 26 .92%
Principal
Amount (000's) Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 52
Omnicom Group Inc
2.45%, 04/30/2030 155 138
2.60%, 08/01/2031 35 30
$ 220
Aerospace & Defense - 0 .52%
Boeing Co/The
2.70%, 02/01/2027 110 104
2.75%, 02/01/2026 785 759
2.95%, 02/01/2030 140 124
3.25%, 02/01/2028 685 645
3.50%, 03/01/2039 200 151
3.63%, 02/01/2031 85 77
3.95%, 08/01/2059 290 195
5.04%, 05/01/2027 315 315
5.15%, 05/01/2030 475 474
5.71%, 05/01/2040 120 117
5.81%, 05/01/2050 505 477
5.88%, 02/15/2040 100 99
5.93%, 05/01/2060 350 331
6.26%, 05/01/2027
(d)
110 113
6.30%, 05/01/2029
(d)
255 266
6.53%, 05/01/2034
(d)
50 53
6.86%, 05/01/2054
(d)
200 215
General Dynamics Corp
1.15%, 06/01/2026 200 190
2.25%, 06/01/2031 280 245
4.25%, 04/01/2040 155 142
L3Harris Technologies Inc
5.05%, 06/01/2029 125 128
5.40%, 01/15/2027 160 163
5.40%, 07/31/2033 160 165
5.50%, 08/15/2054 290 294
5.60%, 07/31/2053 55 57
Lockheed Martin Corp
3.90%, 06/15/2032 75 73
4.07%, 12/15/2042 105 93
4.09%, 09/15/2052 162 138
4.15%, 06/15/2053 310 265
4.50%, 02/15/2029 135 136
4.70%, 05/15/2046 75 71
4.75%, 02/15/2034 160 162
5.10%, 11/15/2027 155 159
5.20%, 02/15/2064 135 136
5.25%, 01/15/2033 155 163
5.70%, 11/15/2054 155 169
Northrop Grumman Corp
3.20%, 02/01/2027 130 127
4.70%, 03/15/2033 160 160
4.90%, 06/01/2034 135 136
4.95%, 03/15/2053 120 114
5.25%, 05/01/2050 600 597
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp
1.90%, 09/01/2031 $ 155 $ 129
2.38%, 03/15/2032 60 51
2.82%, 09/01/2051 150 97
3.03%, 03/15/2052 60 40
4.05%, 05/04/2047 610 504
4.13%, 11/16/2028 270 267
4.70%, 12/15/2041 350 324
5.00%, 02/27/2026 410 412
5.15%, 02/27/2033 410 420
5.38%, 02/27/2053 305 305
5.75%, 11/08/2026 145 149
5.75%, 01/15/2029 145 152
6.10%, 03/15/2034 180 196
6.40%, 03/15/2054 180 207
$ 11,851
Agriculture - 0 .37%
Altria Group Inc
2.45%, 02/04/2032 60 51
3.40%, 05/06/2030 530 496
3.70%, 02/04/2051 60 43
3.88%, 09/16/2046 410 314
4.00%, 02/04/2061
(e)
60 45
5.38%, 01/31/2044 375 372
5.80%, 02/14/2039 350 361
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 39
2.90%, 03/01/2032 130 116
4.50%, 08/15/2033 290 286
BAT Capital Corp
2.26%, 03/25/2028 150 138
2.73%, 03/25/2031 150 132
3.46%, 09/06/2029 210 199
3.98%, 09/25/2050 390 292
4.39%, 08/15/2037 540 482
4.54%, 08/15/2047 400 327
5.83%, 02/20/2031 100 105
6.42%, 08/02/2033 155 168
7.08%, 08/02/2043 155 173
7.08%, 08/02/2053 80 91
BAT International Finance PLC
1.67%, 03/25/2026 150 143
5.93%, 02/02/2029 310 325
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 53
Philip Morris International Inc
0.88%, 05/01/2026 85 80
1.75%, 11/01/2030 85 72
4.13%, 03/04/2043 300 255
4.88%, 02/13/2026 400 402
4.88%, 02/15/2028 160 162
4.88%, 02/13/2029 130 132
5.13%, 11/17/2027 580 593
5.25%, 02/13/2034 130 133
5.38%, 02/15/2033 160 165
5.50%, 09/07/2030 315 330
5.63%, 11/17/2029 580 611
5.75%, 11/17/2032 290 307
Reynolds American Inc
5.70%, 08/15/2035 50 51
5.85%, 08/15/2045 375 367
$ 8,411
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 106 97

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 $ 236 $ 219
Southwest Airlines Co
3.00%, 11/15/2026
(e)
80 77
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 57 50
$ 443
Apparel - 0 .01%
NIKE Inc
3.25%, 03/27/2040 155 126
Automobile Manufacturers - 0 .51%
American Honda Finance Corp
1.30%, 09/09/2026 60 56
2.25%, 01/12/2029 65 60
4.60%, 04/17/2030 160 161
4.70%, 01/12/2028 160 162
4.90%, 07/09/2027 150 152
4.90%, 01/10/2034 135 136
5.05%, 07/10/2031 130 133
5.65%, 11/15/2028 140 147
5.80%, 10/03/2025 360 364
5.85%, 10/04/2030 360 386
Ford Motor Co
6.10%, 08/19/2032 215 221
Ford Motor Credit Co LLC
2.70%, 08/10/2026 215 205
5.80%, 03/05/2027 265 269
5.80%, 03/08/2029 250 255
5.85%, 05/17/2027 255 259
6.05%, 03/05/2031 265 272
6.80%, 11/07/2028 290 306
7.12%, 11/07/2033 290 313
7.35%, 11/04/2027 215 227
General Motors Co
5.15%, 04/01/2038 160 153
5.20%, 04/01/2045 85 78
5.40%, 04/01/2048 65 61
5.95%, 04/01/2049 230 232
6.25%, 10/02/2043 305 317
General Motors Financial Co Inc
1.25%, 01/08/2026 655 625
1.50%, 06/10/2026 60 57
2.35%, 02/26/2027 240 227
2.35%, 01/08/2031 55 47
2.40%, 04/10/2028 60 55
2.40%, 10/15/2028 155 141
2.70%, 06/10/2031 60 52
4.00%, 10/06/2026 75 74
4.35%, 01/17/2027 310 307
5.25%, 03/01/2026 200 201
5.35%, 07/15/2027 130 132
5.40%, 05/08/2027 130 132
5.55%, 07/15/2029 250 257
5.60%, 06/18/2031 130 133
5.80%, 01/07/2029 270 280
6.00%, 01/09/2028 160 166
6.40%, 01/09/2033 160 171
Honda Motor Co Ltd
2.53%, 03/10/2027 135 129
PACCAR Financial Corp
4.45%, 08/06/2027 330 333
4.60%, 01/31/2029 135 137
5.00%, 05/13/2027 130 133
Toyota Motor Corp
1.34%, 03/25/2026 115 110
5.12%, 07/13/2028 160 165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp
0.80%, 10/16/2025 $ 555 $ 533
1.15%, 08/13/2027 160 147
1.65%, 01/10/2031 55 46
1.90%, 01/13/2027 65 62
4.45%, 06/29/2029 205 206
4.55%, 08/07/2026 600 602
4.55%, 05/17/2030 320 322
4.80%, 01/05/2034 180 181
5.00%, 03/19/2027 155 158
5.10%, 03/21/2031 125 129
5.40%, 11/20/2026 205 210
$ 11,585
Automobile Parts & Equipment - 0 .02%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 160 143
BorgWarner Inc
4.38%, 03/15/2045 300 251
$ 394
Banks - 5 .59%
Australia & New Zealand Banking Group Ltd/New
York NY
4.90%, 07/16/2027 455 464
Banco Santander SA
1.85%, 03/25/2026 400 382
3.49%, 05/28/2030 200 186
4.18%, 03/24/2028
(f)
600 590
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 203
5.44%, 07/15/2031 400 412
5.59%, 08/08/2028 200 207
6.94%, 11/07/2033 200 227
Bank of America Corp
1.66%, 03/11/2027
(f)
210 201
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
115 109
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
445 381
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
205 174
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
60 55
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
115 98
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(f)
630 522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(f)
225 202
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(f)
255 243
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(f)
260 225
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(f)
175 154
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
465 340
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
75 50
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
530 467
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
115 80
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 350 339

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.31%, 04/22/2042
(f)
$ 715 $ 564
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
500 482
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.59%, 07/21/2028
(f)
600 584
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(f)
500 491
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.85%, 03/08/2037
(f)
550 499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 03/05/2029
(f)
75 73
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(f)
600 584
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 03/20/2051
(f)
315 265
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.33%, 03/15/2050
(f)
255 224
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(f)
175 174
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(f)
115 113
Secured Overnight Financing Rate + 1.83%
5.00%, 01/21/2044 75 75
5.02%, 07/22/2033
(f)
585 592
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(f)
500 502
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(f)
250 255
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(f)
515 528
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(f)
200 200
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(f)
400 414
Secured Overnight Financing Rate + 1.65%
5.82%, 09/15/2029
(f)
315 329
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(f)
315 335
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 66
5.93%, 09/15/2027
(f)
315 323
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 100 109
7.75%, 05/14/2038 500 621
Bank of America NA
5.53%, 08/18/2026 265 271
Bank of Montreal
0.95%, 01/22/2027
(f)
55 52
Secured Overnight Financing Rate + 0.60%
3.09%, 01/10/2037
(f)
125 107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.70%, 09/14/2027 435 439
5.30%, 06/05/2026 160 162
5.37%, 06/04/2027
(e)
195 200
5.72%, 09/25/2028 315 329
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
2.05%, 01/26/2027 $ 65 $ 62
2.50%, 01/26/2032 65 56
3.99%, 06/13/2028
(f)
70 69
Secured Overnight Financing Rate + 1.15%
4.54%, 02/01/2029
(f)
370 372
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(f)
130 131
Secured Overnight Financing Rate + 0.84%
4.95%, 04/26/2027
(f)
270 271
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(f)
170 171
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(f)
130 133
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(f)
160 163
Secured Overnight Financing Rate + 1.42%
5.83%, 10/25/2033
(f)
155 165
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(f)
315 336
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.05%, 03/02/2026 60 57
1.30%, 09/15/2026 260 245
2.15%, 08/01/2031
(e)
60 51
2.70%, 08/03/2026 400 387
4.50%, 12/16/2025 60 60
4.85%, 02/01/2030 615 625
5.35%, 12/07/2026 135 138
5.40%, 06/04/2027 255 262
Barclays PLC
2.65%, 06/24/2031
(f)
385 341
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e),(f)
200 159
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 378
4.97%, 05/16/2029
(f)
750 752
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(f)
300 306
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(f)
250 255
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(f)
250 258
Secured Overnight Financing Rate + 1.74%
6.22%, 05/09/2034
(f)
320 340
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(f)
235 243
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(f)
315 345
Secured Overnight Financing Rate + 2.62%
7.33%, 11/02/2026
(f)
310 318
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(f)
310 353
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 60 57
5.00%, 04/28/2028 350 356
5.26%, 04/08/2029 130 134
5.93%, 10/02/2026 160 165
5.99%, 10/03/2028 160 169

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citibank NA
5.57%, 04/30/2034 $ 260 $ 273
5.80%, 09/29/2028 275 289
5.86%, 09/29/2025 275 279
Citigroup Inc
1.12%, 01/28/2027
(f)
60 57
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(f)
455 430
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(f)
155 132
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(f)
200 173
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
310 276
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(f)
60 44
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
150 138
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
500 440
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(f)
125 121
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.70%, 01/12/2026 110 109
3.79%, 03/17/2033
(f)
520 480
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(f)
220 192
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.13%, 07/25/2028 620 610
4.28%, 04/24/2048
(f)
100 86
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 75 75
4.45%, 09/29/2027 875 871
4.60%, 03/09/2026 400 399
4.65%, 07/30/2045 115 105
4.66%, 05/24/2028
(f)
835 838
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(f)
165 164
Secured Overnight Financing Rate + 2.09%
5.17%, 02/13/2030
(f)
265 270
Secured Overnight Financing Rate + 1.36%
5.61%, 09/29/2026
(f)
625 629
Secured Overnight Financing Rate + 1.55%
5.83%, 02/13/2035
(f)
500 514
Secured Overnight Financing Rate + 2.06%
6.17%, 05/25/2034
(f)
320 338
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(f)
310 336
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 412
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 191
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029
(e)
265 270
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(f)
600 578
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 250 247
5.37%, 09/09/2027
(e)
255 262
6.72%, 01/18/2029
(f)
320 337
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(f)
320 339
Secured Overnight Financing Rate + 3.65%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Fifth Third Bancorp
4.06%, 04/25/2028
(f)
$ 275 $ 269
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(f)
135 139
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(f)
235 247
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Group Inc/The
1.09%, 12/09/2026
(f)
395 376
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(f)
285 271
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(f)
60 56
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(f)
235 222
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(f)
355 298
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030 590 535
2.62%, 04/22/2032
(f)
115 100
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(f)
185 177
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(f)
425 367
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
115 85
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
210 186
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
60 46
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(f)
200 158
Secured Overnight Financing Rate + 1.63%
3.69%, 06/05/2028
(f)
290 283
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.75%, 02/25/2026 75 74
3.81%, 04/23/2029
(f)
75 73
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 510 503
4.22%, 05/01/2029
(f)
500 493
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(f)
175 162
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(f)
445 444
Secured Overnight Financing Rate + 1.73%
5.05%, 07/23/2030
(f)
595 604
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 450 442
5.33%, 07/23/2035
(f)
475 484
Secured Overnight Financing Rate + 1.55%
5.73%, 04/25/2030
(f)
220 229
Secured Overnight Financing Rate + 1.27%
5.85%, 04/25/2035
(f)
150 158
Secured Overnight Financing Rate + 1.55%
6.25%, 02/01/2041 220 246
6.48%, 10/24/2029
(f)
315 336
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(f)
160 178
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 785 885

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
2.01%, 09/22/2028
(f)
$ 300 $ 277
Secured Overnight Financing Rate + 1.73%
2.36%, 08/18/2031
(f)
200 174
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(f)
600 521
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(f)
200 180
Secured Overnight Financing Rate + 2.39%
3.97%, 05/22/2030
(f)
300 289
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(f)
500 491
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.58%, 06/19/2029
(f)
300 298
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(f)
250 250
Secured Overnight Financing Rate + 2.11%
5.40%, 08/11/2033
(f)
500 513
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(f)
250 257
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(e),(f)
250 261
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(f)
255 265
Secured Overnight Financing Rate + 1.52%
5.89%, 08/14/2027
(f)
370 378
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(f)
200 209
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(f)
570 613
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(f)
595 651
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 108
6.55%, 06/20/2034
(f)
320 342
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(f)
310 334
Secured Overnight Financing Rate + 3.35%
Huntington National Bank/The
5.65%, 01/10/2030 310 321
ING Groep NV
1.73%, 04/01/2027
(f)
700 667
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(f)
250 256
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(f)
235 251
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(f)
115 109
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(f)
135 129
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(f)
245 230
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(f)
115 109
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(f)
135 114
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(f)
115 97
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(f)
190 174
Secured Overnight Financing Rate + 1.02%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.18%, 06/01/2028
(f)
$ 70 $ 66
Secured Overnight Financing Rate + 1.89%
2.53%, 11/19/2041
(f)
65 47
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(f)
420 363
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
465 407
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(f)
600 549
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 525 511
2.96%, 05/13/2031
(f)
575 523
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(f)
235 183
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(f)
235 169
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(f)
115 86
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
590 571
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.88%, 07/24/2038
(f)
100 89
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(f)
825 691
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(f)
200 196
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(f)
230 227
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.32%, 04/26/2028
(f)
550 547
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(f)
305 305
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(f)
135 133
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(f)
65 66
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(f)
435 437
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 430 420
4.98%, 07/22/2028
(f)
260 263
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(f)
260 265
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(f)
320 326
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(f)
305 309
Secured Overnight Financing Rate + 1.19%
5.29%, 07/22/2035
(f)
195 200
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(f)
315 323
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(f)
185 191
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(f)
545 562
Secured Overnight Financing Rate + 1.85%

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
5.57%, 04/22/2028
(f)
$ 250 $ 256
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(f)
250 260
Secured Overnight Financing Rate + 1.16%
5.60%, 07/15/2041 370 395
5.72%, 09/14/2033
(f)
255 267
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(f)
390 414
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(f)
320 330
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(f)
320 338
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(f)
320 351
Secured Overnight Financing Rate + 1.81%
JPMorgan Chase Bank NA
5.11%, 12/08/2026 270 275
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 775 798
KeyCorp
2.25%, 04/06/2027 110 103
Korea Development Bank/The
0.80%, 04/27/2026 200 189
3.00%, 01/13/2026 400 392
4.00%, 09/08/2025 500 497
4.38%, 02/15/2028 315 317
4.50%, 02/15/2029 265 268
5.38%, 10/23/2026 320 327
5.63%, 10/23/2033 200 215
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(g)
250 146
0.63%, 01/22/2026 565 538
1.00%, 10/01/2026 90 85
2.88%, 04/03/2028
(e)
600 581
3.00%, 05/20/2027
(e)
320 313
3.63%, 04/01/2026 480 476
3.75%, 02/15/2028 250 249
3.88%, 06/15/2028 380 381
4.00%, 03/15/2029 480 484
4.13%, 07/15/2033 315 318
4.38%, 03/01/2027 500 506
4.38%, 02/28/2034 140 144
4.63%, 08/07/2026 315 319
4.75%, 10/29/2030
(e)
320 336
5.13%, 09/29/2025 320 323
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 315 299
1.75%, 07/27/2026 200 192
3.88%, 09/28/2027 320 320
3.88%, 06/14/2028 320 320
4.63%, 04/17/2029 250 258
Lloyds Banking Group PLC
3.57%, 11/07/2028
(f)
200 193
3 Month USD LIBOR + 1.21%
4.34%, 01/09/2048 400 329
4.58%, 12/10/2025 575 571
4.65%, 03/24/2026 675 671
4.98%, 08/11/2033
(f)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.68%, 01/05/2035
(f)
265 274
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(f)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
5.99%, 08/07/2027
(f)
$ 310 $ 317
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
Mitsubishi UFJ Financial Group Inc
1.54%, 07/20/2027
(f)
800 755
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(f)
200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.56%, 02/25/2030 285 257
3.20%, 07/18/2029 200 188
4.08%, 04/19/2028
(f)
600 593
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(f)
200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(f)
255 260
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.43%, 04/17/2035
(f)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(f)
200 173
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.15%, 07/16/2030
(f)
700 651
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(f)
255 261
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(f)
260 270
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(f)
320 334
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(f)
315 331
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
0.99%, 12/10/2026
(f)
80 76
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(f)
115 108
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(f)
155 147
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
550 458
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
95 79
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
115 97
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(f)
40 38
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(f)
810 668
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(f)
130 111
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(f)
175 158
Secured Overnight Financing Rate + 1.14%

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
2.80%, 01/25/2052
(f)
$ 210 $ 141
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(f)
90 79
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 146
3.22%, 04/22/2042
(f)
60 47
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 90 87
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(f)
600 585
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 710 700
4.21%, 04/20/2028
(f)
135 134
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 287
4.89%, 07/20/2033
(f)
85 85
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 675 676
5.04%, 07/19/2030
(f)
260 264
Secured Overnight Financing Rate + 1.22%
5.05%, 01/28/2027
(f)
240 241
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(f)
320 326
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(f)
260 265
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(f)
200 204
Secured Overnight Financing Rate + 1.45%
5.25%, 04/21/2034
(f)
425 432
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(f)
260 266
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(f)
315 324
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(f)
315 325
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(f)
135 139
Secured Overnight Financing Rate + 1.73%
5.65%, 04/13/2028
(f)
105 108
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(f)
250 260
Secured Overnight Financing Rate + 1.26%
5.83%, 04/19/2035
(f)
75 79
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(f)
160 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(f)
310 314
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(f)
310 326
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(f)
310 339
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 231
6.41%, 11/01/2029
(f)
280 298
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(f)
180 201
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 320 321
4.97%, 07/14/2028
(f)
260 263
Secured Overnight Financing Rate + 0.93%
National Australia Bank Ltd/New York
4.79%, 01/10/2029
(e)
500 510
5.09%, 06/11/2027 500 511
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
1.64%, 06/14/2027
(f)
$ 200 $ 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.89%, 05/18/2029
(f)
700 702
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
400 405
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 293
3.63%, 09/09/2027 325 322
3.75%, 09/05/2029
(h)
265 264
4.13%, 01/20/2026 155 155
4.25%, 03/01/2028 320 324
4.75%, 05/21/2027 250 255
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(f)
245 210
Secured Overnight Financing Rate + 0.98%
3.45%, 04/23/2029 175 168
4.63%, 06/06/2033
(f)
160 154
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(f)
375 374
Secured Overnight Financing Rate + 1.09%
5.30%, 01/21/2028
(f)
135 137
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(f)
410 421
Secured Overnight Financing Rate + 1.62%
5.40%, 07/23/2035
(f)
285 292
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(f)
65 68
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(f)
315 334
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(f)
240 250
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
1.15%, 07/14/2026 60 57
1.20%, 04/27/2026 555 527
3.63%, 05/04/2027 320 315
3.88%, 05/04/2032 145 138
4.90%, 01/12/2028 165 168
4.95%, 02/01/2029 235 240
5.00%, 05/02/2033
(e)
175 179
5.20%, 07/20/2026 160 162
6.00%, 11/01/2027 155 162
Santander Holdings USA Inc
2.49%, 01/06/2028
(f)
290 272
Secured Overnight Financing Rate + 1.25%
6.12%, 05/31/2027
(f)
255 259
Secured Overnight Financing Rate + 1.23%
Santander UK Group Holdings PLC
2.47%, 01/11/2028
(f)
200 189
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(f)
600 524
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(f)
65 62
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 52
4.42%, 05/13/2033
(f)
135 133
Secured Overnight Financing Rate + 1.61%
4.53%, 02/20/2029
(f)
310 311
Secured Overnight Financing Rate + 1.02%
4.82%, 01/26/2034
(f)
245 245
Secured Overnight Financing Rate + 1.57%

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp   (continued)
5.27%, 08/03/2026 $ 155 $ 157
5.68%, 11/21/2029
(f)
140 147
Secured Overnight Financing Rate + 1.48%
5.75%, 11/04/2026
(f)
495 500
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
2.13%, 07/08/2030 200 174
2.14%, 09/23/2030 150 129
2.93%, 09/17/2041 60 45
3.01%, 10/19/2026 75 73
3.04%, 07/16/2029 200 186
3.36%, 07/12/2027 400 388
3.45%, 01/11/2027 165 161
5.32%, 07/09/2029 260 268
5.42%, 07/09/2031 200 207
5.46%, 01/13/2026 420 424
5.52%, 01/13/2028 410 422
5.77%, 01/13/2033 400 424
5.80%, 07/13/2028 315 329
5.81%, 09/14/2033
(e)
235 251
6.18%, 07/13/2043 160 178
Toronto-Dominion Bank/The
1.20%, 06/03/2026 260 246
1.95%, 01/12/2027
(e)
125 119
2.00%, 09/10/2031
(e)
60 51
3.20%, 03/10/2032 65 59
4.11%, 06/08/2027 30 30
4.46%, 06/08/2032 70 68
4.69%, 09/15/2027 655 660
4.99%, 04/05/2029 250 255
5.10%, 01/09/2026 160 161
5.52%, 07/17/2028 160 166
5.53%, 07/17/2026 160 163
Truist Bank
2.25%, 03/11/2030 1,000 870
3.80%, 10/30/2026 250 245
Truist Financial Corp
1.27%, 03/02/2027
(f)
195 184
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e),(f)
130 117
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 52
4.12%, 06/06/2028
(f)
290 285
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(f)
160 160
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(f)
160 159
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(f)
290 293
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(f)
65 67
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(f)
55 57
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(f)
160 167
Secured Overnight Financing Rate + 2.36%
5.90%, 10/28/2026
(f)
155 157
Secured Overnight Financing Rate + 1.63%
UBS AG/Stamford CT
5.00%, 07/09/2027 500 507
US Bancorp
1.38%, 07/22/2030 110 93
2.22%, 01/27/2028
(f)
275 260
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(f)
170 141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
4.55%, 07/22/2028
(f)
$ 480 $ 480
Secured Overnight Financing Rate + 1.66%
4.65%, 02/01/2029
(f)
285 285
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(f)
285 280
Secured Overnight Financing Rate + 1.60%
5.38%, 01/23/2030
(f)
55 57
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(f)
40 42
Secured Overnight Financing Rate + 1.86%
5.73%, 10/21/2026
(f)
155 157
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(f)
320 336
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(f)
155 163
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.39%, 06/02/2028
(f)
220 208
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(f)
700 628
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
3.00%, 04/22/2026 550 537
3.00%, 10/23/2026 250 243
3.07%, 04/30/2041
(f)
485 371
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f)
430 387
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(f)
160 156
Secured Overnight Financing Rate + 1.51%
3.55%, 09/29/2025 75 74
3.58%, 05/22/2028
(f)
375 365
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.15%, 01/24/2029 400 395
4.40%, 06/14/2046 110 94
4.61%, 04/25/2053
(f)
155 140
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 535
4.75%, 12/07/2046 250 224
4.81%, 07/25/2028
(f)
65 65
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(f)
735 731
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 69
5.01%, 04/04/2051
(f)
440 422
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.20%, 01/23/2030
(f)
265 270
Secured Overnight Financing Rate + 1.50%
5.38%, 11/02/2043 185 183
5.39%, 04/24/2034
(f)
375 384
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(f)
265 273
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(f)
475 490
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(f)
475 491
Secured Overnight Financing Rate + 1.74%
5.71%, 04/22/2028
(f)
250 257
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(f)
320 339
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(f)
320 352
Secured Overnight Financing Rate + 2.06%

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo Bank NA
5.25%, 12/11/2026 $ 250 $ 255
5.45%, 08/07/2026 315 321
Westpac Banking Corp
1.15%, 06/03/2026 60 57
2.85%, 05/13/2026 500 487
3.02%, 11/18/2036
(f)
405 348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 45
4.11%, 07/24/2034
(f)
555 532
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.05%, 04/16/2029 690 710
$ 128,292
Beverages - 0 .52%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 250 247
4.90%, 02/01/2046 720 691
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 70
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 125
4.35%, 06/01/2040 165 152
4.60%, 04/15/2048 6 6
4.75%, 01/23/2029 250 255
4.95%, 01/15/2042 220 216
5.00%, 06/15/2034 125 128
5.45%, 01/23/2039 450 474
5.55%, 01/23/2049 470 493
5.80%, 01/23/2059 325 357
8.20%, 01/15/2039 60 79
Coca-Cola Co/The
1.50%, 03/05/2028 60 55
2.50%, 06/01/2040 140 103
2.50%, 03/15/2051 265 169
2.60%, 06/01/2050 140 92
2.88%, 05/05/2041 60 46
3.00%, 03/05/2051 90 64
4.65%, 08/14/2034 155 156
5.00%, 05/13/2034 455 473
5.20%, 01/14/2055 155 158
5.30%, 05/13/2054 455 472
Constellation Brands Inc
2.25%, 08/01/2031 1,040 886
3.15%, 08/01/2029 90 84
3.60%, 02/15/2028 700 678
4.35%, 05/09/2027 160 159
4.90%, 05/01/2033 80 80
Diageo Capital PLC
2.38%, 10/24/2029 200 182
5.30%, 10/24/2027 310 318
5.63%, 10/05/2033 400 427
Keurig Dr Pepper Inc
2.25%, 03/15/2031
(e)
60 52
3.35%, 03/15/2051 60 43
3.40%, 11/15/2025 250 246
3.95%, 04/15/2029 735 719
4.05%, 04/15/2032 210 202
4.50%, 04/15/2052 85 75
5.10%, 03/15/2027 155 158
Molson Coors Beverage Co
3.00%, 07/15/2026 105 102
4.20%, 07/15/2046 250 210
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc
2.63%, 10/21/2041 $ 725 $ 531
2.75%, 10/21/2051 225 151
2.88%, 10/15/2049 145 102
3.00%, 10/15/2027 600 582
4.50%, 07/17/2029
(e)
345 352
4.80%, 07/17/2034 345 352
5.25%, 11/10/2025 205 207
$ 11,979
Biotechnology - 0 .33%
Amgen Inc
1.65%, 08/15/2028 125 113
2.00%, 01/15/2032 120 100
2.45%, 02/21/2030 155 140
2.60%, 08/19/2026 700 676
2.77%, 09/01/2053 510 324
3.00%, 02/22/2029 200 189
3.00%, 01/15/2052 120 83
3.15%, 02/21/2040 155 120
3.38%, 02/21/2050 545 404
4.20%, 03/01/2033 80 77
4.20%, 02/22/2052 200 166
4.40%, 05/01/2045 65 57
4.66%, 06/15/2051 410 365
4.88%, 03/01/2053 80 73
5.15%, 03/02/2028 280 286
5.15%, 11/15/2041 113 111
5.25%, 03/02/2030 135 140
5.25%, 03/02/2033 160 164
5.60%, 03/02/2043 320 327
5.65%, 03/02/2053 320 329
5.75%, 03/02/2063 240 246
Biogen Inc
4.05%, 09/15/2025 160 159
5.20%, 09/15/2045 30 28
Gilead Sciences Inc
1.65%, 10/01/2030 150 128
2.80%, 10/01/2050 150 98
2.95%, 03/01/2027 240 232
3.65%, 03/01/2026 190 187
4.15%, 03/01/2047 25 21
4.50%, 02/01/2045 500 449
4.75%, 03/01/2046 580 537
5.25%, 10/15/2033 160 167
5.55%, 10/15/2053 160 166
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 137
Royalty Pharma PLC
1.75%, 09/02/2027 655 604
2.20%, 09/02/2030 155 134
3.30%, 09/02/2040 155 118
$ 7,655
Building Materials - 0 .09%
Carrier Global Corp
2.49%, 02/15/2027 35 34
2.72%, 02/15/2030 420 384
3.38%, 04/05/2040 155 125
3.58%, 04/05/2050 155 119
5.90%, 03/15/2034 116 125
6.20%, 03/15/2054 28 32
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 100
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 140
3.20%, 07/15/2051 60 42
Masco Corp
1.50%, 02/15/2028 60 54

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Owens Corning
4.30%, 07/15/2047 $ 150 $ 124
5.50%, 06/15/2027 130 133
5.70%, 06/15/2034 130 136
Trane Technologies Financing Ltd
3.80%, 03/21/2029 90 88
5.10%, 06/13/2034 130 134
Vulcan Materials Co
3.50%, 06/01/2030 295 279
$ 2,049
Chemicals - 0 .28%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 203
4.60%, 02/08/2029 130 132
4.80%, 03/03/2033 160 163
Celanese US Holdings LLC
6.17%, 07/15/2027 135 139
6.38%, 07/15/2032 135 143
Dow Chemical Co/The
2.10%, 11/15/2030
(e)
160 140
3.60%, 11/15/2050 160 117
4.38%, 11/15/2042 350 301
4.63%, 10/01/2044 270 238
4.80%, 11/30/2028 90 91
4.80%, 05/15/2049 340 302
5.15%, 02/15/2034 130 131
DuPont de Nemours Inc
4.73%, 11/15/2028 700 710
5.32%, 11/15/2038 87 93
5.42%, 11/15/2048 185 201
Eastman Chemical Co
4.65%, 10/15/2044 75 66
Ecolab Inc
1.30%, 01/30/2031 150 124
1.65%, 02/01/2027 105 99
2.75%, 08/18/2055 700 451
LYB International Finance III LLC
1.25%, 10/01/2025 64 62
2.25%, 10/01/2030 130 114
3.63%, 04/01/2051 130 94
4.20%, 10/15/2049 160 128
5.63%, 05/15/2033
(e)
160 168
Mosaic Co/The
5.63%, 11/15/2043 25 25
Nutrien Ltd
4.20%, 04/01/2029 400 395
5.00%, 04/01/2049 280 258
5.40%, 06/21/2034 130 132
5.80%, 03/27/2053 160 165
5.95%, 11/07/2025 155 157
PPG Industries Inc
1.20%, 03/15/2026 60 57
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 212
3.30%, 05/15/2050 90 64
4.50%, 06/01/2047 390 346
Westlake Corp
3.13%, 08/15/2051 60 39
3.60%, 08/15/2026 110 108
$ 6,368
Commercial Mortgage Backed Securities - 0 .15%
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 876
Fannie Mae-Aces
3.09%, 12/25/2027
(i)
650 627
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates
3.17%, 10/25/2024 $ 680 $ 677
3.21%, 03/25/2025 1,237 1,223
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 35 35
$ 3,438
Commercial Services - 0 .15%
American University/The
3.67%, 04/01/2049 35 28
Global Payments Inc
1.20%, 03/01/2026 645 612
3.20%, 08/15/2029 140 130
4.15%, 08/15/2049 70 56
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 176
4.68%, 07/01/2114 100 94
Moody's Corp
4.25%, 08/08/2032 65 63
5.00%, 08/05/2034 290 293
5.25%, 07/15/2044 90 90
PayPal Holdings Inc
2.85%, 10/01/2029 755 703
3.90%, 06/01/2027 65 64
4.40%, 06/01/2032 65 64
5.50%, 06/01/2054 130 133
S&P Global Inc
1.25%, 08/15/2030 160 135
2.45%, 03/01/2027 350 335
2.50%, 12/01/2029 55 50
3.25%, 12/01/2049 55 41
3.70%, 03/01/2052 100 80
5.25%, 09/15/2033 160 168
University of Southern California
5.25%, 10/01/2111 20 21
$ 3,336
Computers - 0 .54%
Apple Inc
0.70%, 02/08/2026 275 262
1.20%, 02/08/2028 430 392
1.65%, 05/11/2030 550 483
2.40%, 08/20/2050 210 135
2.65%, 05/11/2050 600 406
2.65%, 02/08/2051 140 95
2.70%, 08/05/2051 85 58
2.80%, 02/08/2061 850 558
2.90%, 09/12/2027 300 291
2.95%, 09/11/2049 140 101
3.00%, 06/20/2027 500 487
3.20%, 05/11/2027 110 108
3.25%, 02/23/2026 500 493
3.35%, 02/09/2027 125 123
3.35%, 08/08/2032 500 473
3.75%, 11/13/2047 195 164
3.85%, 05/04/2043 200 177
3.95%, 08/08/2052 235 202
4.38%, 05/13/2045 80 75
4.65%, 02/23/2046 375 367
4.85%, 05/10/2053
(e)
320 324
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 237
3.45%, 12/15/2051 246 175
5.25%, 02/01/2028 160 164
5.30%, 10/01/2029 300 310
5.40%, 04/15/2034 185 190
6.02%, 06/15/2026 486 496
8.35%, 07/15/2046 26 35

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 $ 200 $ 200
6.20%, 10/15/2035 75 81
6.35%, 10/15/2045 340 365
HP Inc
3.00%, 06/17/2027 140 134
4.75%, 01/15/2028 495 500
6.00%, 09/15/2041 355 374
IBM International Capital Pte Ltd
4.75%, 02/05/2031 265 268
4.90%, 02/05/2034 265 267
International Business Machines Corp
2.20%, 02/09/2027 575 546
3.30%, 05/15/2026 500 490
3.50%, 05/15/2029 160 154
4.00%, 06/20/2042 110 94
4.15%, 05/15/2039 195 175
4.25%, 05/15/2049 600 510
4.40%, 07/27/2032 100 99
4.50%, 02/06/2028 370 373
4.70%, 02/19/2046 145 133
5.10%, 02/06/2053 160 159
NetApp Inc
2.38%, 06/22/2027 155 147
$ 12,450
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 164
Cosmetics & Personal Care - 0 .14%
Colgate-Palmolive Co
4.60%, 03/01/2028 160 163
Haleon US Capital LLC
3.38%, 03/24/2027 250 244
3.63%, 03/24/2032 250 232
Kenvue Inc
4.90%, 03/22/2033 160 164
5.05%, 03/22/2028 160 165
5.05%, 03/22/2053 160 159
5.10%, 03/22/2043 160 161
Procter & Gamble Co/The
0.55%, 10/29/2025 180 173
1.90%, 02/01/2027 540 513
Unilever Capital Corp
1.38%, 09/14/2030 150 127
1.75%, 08/12/2031 680 576
2.90%, 05/05/2027 435 421
4.63%, 08/12/2034 140 140
$ 3,238
Diversified Financial Services - 0 .86%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 150 144
2.45%, 10/29/2026 150 143
3.00%, 10/29/2028 600 561
3.30%, 01/30/2032 750 667
3.40%, 10/29/2033 150 131
5.10%, 01/19/2029 150 152
6.10%, 01/15/2027 315 324
Air Lease Corp
1.88%, 08/15/2026 350 332
2.10%, 09/01/2028 385 349
2.88%, 01/15/2026 700 681
2.88%, 01/15/2032 65 56
5.10%, 03/01/2029 135 137
5.20%, 07/15/2031 130 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc
2.20%, 11/02/2028 $ 60 $ 54
4.75%, 06/09/2027 160 159
8.00%, 11/01/2031 420 479
American Express Co
1.65%, 11/04/2026 310 292
3.30%, 05/03/2027 500 487
4.05%, 05/03/2029 100 100
4.05%, 12/03/2042 440 389
5.10%, 02/16/2028
(f)
130 132
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(f)
160 164
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(f)
345 353
Secured Overnight Financing Rate + 1.42%
5.39%, 07/28/2027
(f)
160 163
Secured Overnight Financing Rate + 0.97%
5.53%, 04/25/2030
(f)
250 260
Secured Overnight Financing Rate + 1.09%
6.34%, 10/30/2026
(f)
140 142
Secured Overnight Financing Rate + 1.33%
6.49%, 10/30/2031
(f)
70 77
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
4.90%, 01/08/2035 260 264
5.35%, 01/08/2055 130 133
BlackRock Inc
2.10%, 02/25/2032 295 251
2.40%, 04/30/2030 200 181
Capital One Financial Corp
1.88%, 11/02/2027
(f)
390 367
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(f)
510 409
Secured Overnight Financing Rate + 1.34%
3.75%, 07/28/2026 300 294
4.93%, 05/10/2028
(f)
245 246
Secured Overnight Financing Rate + 2.06%
5.46%, 07/26/2030
(f)
140 143
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(f)
135 139
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(f)
160 163
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(f)
140 144
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(f)
65 67
Secured Overnight Financing Rate + 2.26%
6.31%, 06/08/2029
(f)
160 167
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(f)
210 237
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
0.90%, 03/11/2026 400 378
1.15%, 05/13/2026 60 57
1.65%, 03/11/2031
(e)
400 332
1.95%, 12/01/2031 540 450
2.00%, 03/20/2028 115 106
5.64%, 05/19/2029
(f)
160 166
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 159
6.14%, 08/24/2034
(f)
155 166
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(f)
140 148
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 210
Discover Financial Services
4.10%, 02/09/2027 75 74

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc
1.85%, 09/15/2032 $ 120 $ 98
2.10%, 06/15/2030 400 353
2.65%, 09/15/2040 160 118
3.00%, 09/15/2060 160 102
3.75%, 12/01/2025 75 74
3.75%, 09/21/2028 335 328
4.00%, 09/15/2027 135 132
4.25%, 09/21/2048 250 220
4.60%, 03/15/2033 220 220
4.95%, 06/15/2052 65 64
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 170
Legg Mason Inc
5.63%, 01/15/2044 25 25
Mastercard Inc
2.00%, 11/18/2031 190 163
2.95%, 03/15/2051 60 42
3.35%, 03/26/2030 875 838
3.85%, 03/26/2050 125 104
4.88%, 03/09/2028 160 164
Nasdaq Inc
2.50%, 12/21/2040 55 38
5.35%, 06/28/2028 160 165
5.95%, 08/15/2053 295 316
Nomura Holdings Inc
2.33%, 01/22/2027 200 189
2.68%, 07/16/2030 450 398
5.84%, 01/18/2028 320 330
6.09%, 07/12/2033 315 336
Synchrony Financial
3.95%, 12/01/2027 720 694
Visa Inc
1.10%, 02/15/2031 60 50
1.90%, 04/15/2027 80 76
2.00%, 08/15/2050
(e)
160 96
2.70%, 04/15/2040 155 119
2.75%, 09/15/2027 150 144
4.15%, 12/14/2035 500 485
4.30%, 12/14/2045 200 181
Voya Financial Inc
3.65%, 06/15/2026 500 491
$ 19,833
Electric - 1 .94%
AEP Texas Inc
2.10%, 07/01/2030 160 139
3.45%, 01/15/2050 50 35
3.45%, 05/15/2051 60 42
4.70%, 05/15/2032 105 103
5.25%, 05/15/2052 105 99
AEP Transmission Co LLC
2.75%, 08/15/2051 60 38
4.50%, 06/15/2052 70 61
5.40%, 03/15/2053 160 161
AES Corp/The
2.45%, 01/15/2031 60 51
Alabama Power Co
1.45%, 09/15/2030 155 131
3.13%, 07/15/2051 60 42
Ameren Corp
1.75%, 03/15/2028 60 55
5.00%, 01/15/2029 130 132
5.70%, 12/01/2026 140 143
Ameren Illinois Co
1.55%, 11/15/2030 65 55
3.25%, 03/15/2050 75 53
3.85%, 09/01/2032 355 335
4.15%, 03/15/2046 330 282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
American Electric Power Co Inc
1.00%, 11/01/2025 $ 15 $ 14
2.30%, 03/01/2030 155 137
5.63%, 03/01/2033 160 167
Arizona Public Service Co
2.60%, 08/15/2029 90 83
2.65%, 09/15/2050 150 92
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 52
4.55%, 06/01/2052 20 18
5.65%, 06/01/2054 130 136
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 303
2.85%, 05/15/2051 85 55
3.80%, 07/15/2048 650 504
4.60%, 05/01/2053 65 57
5.15%, 11/15/2043 200 197
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 43
4.95%, 04/01/2033 160 161
5.20%, 10/01/2028 160 164
CenterPoint Energy Inc
1.45%, 06/01/2026 60 57
2.95%, 03/01/2030 100 91
3.70%, 09/01/2049 60 45
CMS Energy Corp
3.75%, 12/01/2050
(f)
60 51
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 483
3.13%, 03/15/2051 420 291
4.00%, 03/01/2048 370 303
5.30%, 06/01/2034 130 134
5.30%, 02/01/2053 160 158
5.65%, 06/01/2054 130 136
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 57
2.05%, 07/01/2031 60 51
3.20%, 03/15/2027 140 136
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 48
3.00%, 12/01/2060 65 40
3.70%, 11/15/2059 80 58
3.88%, 06/15/2047 300 240
4.30%, 12/01/2056 500 418
5.20%, 03/01/2033 160 165
6.15%, 11/15/2052 155 173
6.30%, 08/15/2037 370 411
6.75%, 04/01/2038 160 184
Consumers Energy Co
2.50%, 05/01/2060 91 55
4.35%, 04/15/2049 300 266
4.60%, 05/30/2029 135 137
4.70%, 01/15/2030 155 157
4.90%, 02/15/2029 155 159
Dominion Energy Inc
1.45%, 04/15/2026 760 722
3.30%, 04/15/2041 60 45
3.38%, 04/01/2030 315 295
4.90%, 08/01/2041 360 331
5.38%, 11/15/2032 410 422
5.95%, 06/15/2035 200 213
DTE Electric Co
1.90%, 04/01/2028 40 37
3.70%, 03/15/2045 200 159
5.20%, 03/01/2034 130 134
5.40%, 04/01/2053 160 163

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
4.88%, 06/01/2028 $ 105 $ 106
4.95%, 07/01/2027 550 556
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 124
4.95%, 01/15/2033 160 162
5.30%, 02/15/2040 125 127
5.35%, 01/15/2053 160 160
5.40%, 01/15/2054 135 137
6.05%, 04/15/2038 460 505
Duke Energy Corp
0.90%, 09/15/2025 150 144
2.65%, 09/01/2026 90 87
3.15%, 08/15/2027 90 87
3.30%, 06/15/2041 60 46
3.50%, 06/15/2051 60 43
3.95%, 08/15/2047 150 118
4.20%, 06/15/2049 150 122
4.50%, 08/15/2032 340 331
4.80%, 12/15/2045 230 206
4.85%, 01/05/2029 135 137
5.00%, 08/15/2052 65 60
5.45%, 06/15/2034 130 134
5.80%, 06/15/2054 130 133
6.10%, 09/15/2053 160 171
Duke Energy Florida LLC
1.75%, 06/15/2030 155 134
2.50%, 12/01/2029
(e)
255 233
3.40%, 10/01/2046 200 148
5.88%, 11/15/2033 145 156
5.95%, 11/15/2052 155 166
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 99
5.40%, 04/01/2053 160 159
Duke Energy Progress LLC
2.50%, 08/15/2050 160 97
Emera US Finance LP
4.75%, 06/15/2046 75 65
Entergy Arkansas LLC
2.65%, 06/15/2051 45 28
4.20%, 04/01/2049 600 499
5.15%, 01/15/2033 160 164
Entergy Corp
1.90%, 06/15/2028 35 32
2.40%, 06/15/2031 60 51
Entergy Louisiana LLC
2.90%, 03/15/2051 35 22
3.10%, 06/15/2041 60 45
3.12%, 09/01/2027 200 193
4.75%, 09/15/2052 415 374
5.15%, 09/15/2034 145 146
Entergy Texas Inc
1.75%, 03/15/2031 150 125
4.00%, 03/30/2029 170 167
Evergy Kansas Central Inc
5.70%, 03/15/2053 160 164
Evergy Metro Inc
2.25%, 06/01/2030 155 137
Eversource Energy
1.65%, 08/15/2030 160 135
5.00%, 01/01/2027 135 136
5.13%, 05/15/2033 160 160
Exelon Corp
3.35%, 03/15/2032 65 59
5.15%, 03/15/2029 125 128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Florida Power & Light Co
2.45%, 02/03/2032 $ 65 $ 57
2.88%, 12/04/2051 65 44
3.70%, 12/01/2047 70 56
4.05%, 10/01/2044 145 124
4.13%, 02/01/2042 300 264
4.40%, 05/15/2028 160 161
4.80%, 05/15/2033 120 121
5.10%, 04/01/2033 160 165
5.30%, 06/15/2034 130 135
5.60%, 06/15/2054 130 138
5.65%, 02/01/2037 250 267
Georgia Power Co
3.25%, 03/30/2027 400 390
4.30%, 03/15/2042 460 406
4.65%, 05/16/2028 160 162
4.70%, 05/15/2032 65 65
Interstate Power and Light Co
2.30%, 06/01/2030 40 35
Kentucky Utilities Co
3.30%, 06/01/2050 205 146
MidAmerican Energy Co
3.15%, 04/15/2050 145 102
4.25%, 07/15/2049 215 185
5.30%, 02/01/2055 135 134
Mississippi Power Co
4.25%, 03/15/2042 30 26
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 60 56
4.15%, 12/15/2032 765 734
4.80%, 03/15/2028 365 370
5.00%, 02/07/2031 135 139
5.15%, 06/15/2029 130 134
Nevada Power Co
2.40%, 05/01/2030 200 178
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 45 41
2.25%, 06/01/2030 250 221
2.75%, 11/01/2029 545 503
3.55%, 05/01/2027 700 684
4.90%, 02/28/2028 160 162
4.90%, 03/15/2029 135 137
4.95%, 01/29/2026 135 136
5.00%, 07/15/2032 70 71
5.25%, 03/15/2034 135 137
5.25%, 02/28/2053 160 156
Northern States Power Co/MN
2.25%, 04/01/2031 60 52
2.60%, 06/01/2051 155 98
2.90%, 03/01/2050 70 47
5.10%, 05/15/2053 160 155
5.35%, 11/01/2039 30 31
NSTAR Electric Co
4.55%, 06/01/2052 65 58
4.95%, 09/15/2052 565 538
5.40%, 06/01/2034 130 136
Ohio Power Co
1.63%, 01/15/2031 265 219
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 144
3.10%, 09/15/2049 195 135
4.15%, 06/01/2032 65 63
4.30%, 05/15/2028 570 568
4.55%, 09/15/2032 390 386
4.60%, 06/01/2052 65 58
5.55%, 06/15/2054
(d)
115 118

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co
2.10%, 08/01/2027 $ 605 $ 562
2.50%, 02/01/2031 880 755
3.30%, 08/01/2040 155 116
3.50%, 08/01/2050 850 587
4.20%, 06/01/2041 195 158
5.80%, 05/15/2034 125 129
5.90%, 06/15/2032 60 62
6.10%, 01/15/2029 160 167
6.75%, 01/15/2053 160 175
PacifiCorp
2.90%, 06/15/2052 60 38
5.30%, 02/15/2031 265 272
5.35%, 12/01/2053 155 149
5.50%, 05/15/2054 160 158
6.00%, 01/15/2039 310 328
6.25%, 10/15/2037 330 357
PECO Energy Co
2.80%, 06/15/2050 110 72
2.85%, 09/15/2051 150 98
4.38%, 08/15/2052 360 312
4.60%, 05/15/2052 20 18
PPL Capital Funding Inc
5.25%, 09/01/2034 295 299
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 49
3.95%, 06/01/2047 100 83
4.85%, 02/15/2034 65 66
5.00%, 05/15/2033 160 162
Public Service Co of Colorado
1.88%, 06/15/2031 45 38
2.70%, 01/15/2051 95 60
5.35%, 05/15/2034 385 398
Public Service Co of Oklahoma
5.25%, 01/15/2033 160 162
Public Service Electric and Gas Co
3.15%, 01/01/2050 155 111
3.65%, 09/01/2028 200 195
3.80%, 03/01/2046 570 464
4.85%, 08/01/2034 140 141
5.30%, 08/01/2054 140 143
5.45%, 08/01/2053 155 160
Public Service Enterprise Group Inc
5.88%, 10/15/2028 160 167
6.13%, 10/15/2033 160 172
Puget Sound Energy Inc
2.89%, 09/15/2051 170 110
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 128
3.32%, 04/15/2050 155 112
3.70%, 03/15/2052 65 50
4.50%, 08/15/2040 50 47
Sempra
4.00%, 02/01/2048 70 56
Southern California Edison Co
2.25%, 06/01/2030 155 137
2.85%, 08/01/2029 100 92
3.45%, 02/01/2052 65 47
3.65%, 02/01/2050 640 484
4.00%, 04/01/2047 450 364
4.70%, 06/01/2027 135 136
4.88%, 02/01/2027 135 136
5.30%, 03/01/2028 160 164
5.45%, 06/01/2031 65 68
5.50%, 03/15/2040 350 357
5.65%, 10/01/2028 160 167
5.70%, 03/01/2053 160 164
5.85%, 11/01/2027 155 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co   (continued)
5.95%, 02/01/2038 $ 30 $ 32
Southern Co/The
1.75%, 03/15/2028 60 55
3.75%, 09/15/2051
(f)
40 38
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
150 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 495 497
5.20%, 06/15/2033 160 164
5.50%, 03/15/2029 160 167
5.70%, 10/15/2032 665 703
Southern Power Co
0.90%, 01/15/2026 10 9
4.95%, 12/15/2046 35 32
Southwestern Electric Power Co
4.10%, 09/15/2028 500 491
Southwestern Public Service Co
4.50%, 08/15/2041 150 132
6.00%, 06/01/2054 195 207
Tampa Electric Co
3.45%, 03/15/2051 100 73
Tucson Electric Power Co
1.50%, 08/01/2030 105 89
3.25%, 05/01/2051 60 41
Union Electric Co
2.15%, 03/15/2032 60 50
2.63%, 03/15/2051 130 81
5.45%, 03/15/2053 160 161
Virginia Electric and Power Co
2.30%, 11/15/2031 65 56
2.45%, 12/15/2050 145 87
2.95%, 11/15/2051 120 79
3.75%, 05/15/2027 40 39
5.05%, 08/15/2034 150 151
5.45%, 04/01/2053 310 310
5.55%, 08/15/2054 150 152
8.88%, 11/15/2038 225 307
WEC Energy Group Inc
1.38%, 10/15/2027 130 118
2.20%, 12/15/2028 60 55
4.75%, 01/09/2026 160 160
5.00%, 09/27/2025 75 75
Wisconsin Electric Power Co
4.75%, 09/30/2032
(e)
360 366
Xcel Energy Inc
1.75%, 03/15/2027 15 14
2.60%, 12/01/2029 140 127
4.60%, 06/01/2032 40 39
$ 44,398
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 225 210
2.20%, 12/21/2031 820 709
$ 919
Electronics - 0 .09%
Fortive Corp
3.15%, 06/15/2026 100 97
Honeywell International Inc
1.10%, 03/01/2027 60 56
1.75%, 09/01/2031 60 51
1.95%, 06/01/2030 450 397
3.81%, 11/21/2047 100 82
4.25%, 01/15/2029 160 161
4.70%, 02/01/2030 270 275
5.00%, 02/15/2033 500 514

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Honeywell International Inc   (continued)
5.00%, 03/01/2035 $ 125 $ 128
5.25%, 03/01/2054 125 127
Jabil Inc
1.70%, 04/15/2026 60 57
Tyco Electronics Group SA
7.13%, 10/01/2037 37 44
$ 1,989
Entertainment - 0 .06%
Warnermedia Holdings Inc
3.76%, 03/15/2027 130 125
4.05%, 03/15/2029 130 121
4.28%, 03/15/2032 195 170
5.05%, 03/15/2042 430 345
5.14%, 03/15/2052 740 563
5.39%, 03/15/2062 215 161
$ 1,485
Environmental Control - 0 .20%
Republic Services Inc
1.75%, 02/15/2032 635 523
2.30%, 03/01/2030 685 614
3.38%, 11/15/2027 385 374
5.00%, 11/15/2029 130 133
5.00%, 04/01/2034 320 325
Waste Connections Inc
2.20%, 01/15/2032 120 102
4.20%, 01/15/2033 735 708
Waste Management Inc
0.75%, 11/15/2025 210 201
2.00%, 06/01/2029 60 54
2.50%, 11/15/2050 75 48
3.15%, 11/15/2027 790 765
4.15%, 04/15/2032 100 98
4.63%, 02/15/2033 160 160
4.88%, 02/15/2029 310 318
4.95%, 07/03/2031 130 133
$ 4,556
Federal & Federally Sponsored Credit - 0 .07%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 475 479
4.50%, 08/14/2026 630 637
5.13%, 10/10/2025 475 479
$ 1,595
Finance - Mortgage Loan/Banker - 0 .39%
Fannie Mae
0.50%, 11/07/2025 535 512
0.75%, 10/08/2027 270 246
0.88%, 08/05/2030 710 599
2.13%, 04/24/2026 700 679
5.63%, 07/15/2037 65 74
6.25%, 05/15/2029 750 831
6.63%, 11/15/2030 230 264
7.13%, 01/15/2030 250 290
7.25%, 05/15/2030 249 292
Federal Home Loan Banks
0.38%, 09/04/2025 150 144
1.25%, 12/21/2026 450 424
3.25%, 11/16/2028 950 930
4.00%, 06/30/2028 400 403
4.13%, 01/15/2027 265 266
4.63%, 11/17/2026 275 279
4.75%, 04/09/2027 375 383
5.50%, 07/15/2036 370 415
Freddie Mac
0.38%, 09/23/2025 1,040 997
6.25%, 07/15/2032 280 324
6.75%, 03/15/2031 543 631
$ 8,983
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0 .41%
Campbell Soup Co
4.15%, 03/15/2028 $ 185 $ 183
Conagra Brands Inc
1.38%, 11/01/2027 100 91
4.60%, 11/01/2025 600 598
4.85%, 11/01/2028 140 141
5.30%, 11/01/2038 85 84
5.40%, 11/01/2048 445 429
General Mills Inc
2.25%, 10/14/2031 775 664
4.95%, 03/29/2033 160 161
5.50%, 10/17/2028 160 166
Hershey Co/The
2.65%, 06/01/2050 185 120
J M Smucker Co/The
2.13%, 03/15/2032 60 50
5.90%, 11/15/2028 245 259
6.50%, 11/15/2043 235 257
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 265 266
5.75%, 04/01/2033 193 198
6.50%, 12/01/2052 265 279
6.75%, 03/15/2034
(d)
149 163
Kellanova
2.10%, 06/01/2030 155 137
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 195
4.38%, 06/01/2046 235 201
4.88%, 10/01/2049 200 183
5.00%, 06/04/2042 200 189
5.20%, 07/15/2045 170 163
6.50%, 02/09/2040 200 222
Kroger Co/The
1.70%, 01/15/2031 60 50
3.70%, 08/01/2027 700 686
4.45%, 02/01/2047 345 296
4.65%, 09/15/2029 135 135
4.70%, 08/15/2026 270 271
5.00%, 09/15/2034 200 199
5.15%, 08/01/2043 300 286
5.40%, 07/15/2040 30 30
5.50%, 09/15/2054 200 196
5.65%, 09/15/2064 135 132
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 57
1.85%, 02/15/2031 60 51
Mondelez International Inc
1.50%, 02/04/2031 165 137
2.63%, 03/17/2027 65 62
2.63%, 09/04/2050 165 105
4.75%, 08/28/2034 145 144
Sysco Corp
2.45%, 12/14/2031 115 99
4.85%, 10/01/2045 250 229
5.75%, 01/17/2029 145 152
Tyson Foods Inc
3.55%, 06/02/2027 75 73
4.55%, 06/02/2047 700 598
$ 9,396
Forest Products & Paper - 0 .02%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 23
Suzano Austria GmbH
2.50%, 09/15/2028 75 67

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Suzano International Finance BV
5.50%, 01/17/2027 $ 300 $ 303
$ 393
Gas - 0 .17%
Atmos Energy Corp
1.50%, 01/15/2031 150 125
3.38%, 09/15/2049 145 106
4.13%, 10/15/2044 140 121
5.75%, 10/15/2052 410 436
5.90%, 11/15/2033 160 173
6.20%, 11/15/2053 120 136
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 127
4.40%, 07/01/2032 70 68
5.25%, 03/01/2028 160 163
NiSource Inc
3.60%, 05/01/2030 640 607
4.80%, 02/15/2044 210 192
5.00%, 06/15/2052 135 126
5.25%, 03/30/2028 65 67
5.40%, 06/30/2033 160 164
5.65%, 02/01/2045 250 252
Southern California Gas Co
2.55%, 02/01/2030 155 140
5.05%, 09/01/2034 640 649
5.75%, 06/01/2053 160 166
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 134
3.15%, 09/30/2051 60 40
$ 3,992
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 700 618
2.75%, 11/15/2050 85 51
$ 669
Healthcare - Products - 0 .33%
Abbott Laboratories
4.75%, 04/15/2043 300 295
4.90%, 11/30/2046 210 208
Agilent Technologies Inc
2.10%, 06/04/2030 155 136
2.30%, 03/12/2031 60 52
Baxter International Inc
1.73%, 04/01/2031 85 71
1.92%, 02/01/2027 270 253
2.27%, 12/01/2028 665 606
2.54%, 02/01/2032 380 325
3.13%, 12/01/2051 260 174
Danaher Corp
2.60%, 10/01/2050 150 97
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 138
3.25%, 11/15/2039 150 124
GE HealthCare Technologies Inc
4.80%, 08/14/2029 155 156
5.60%, 11/15/2025 155 156
5.65%, 11/15/2027 155 160
5.86%, 03/15/2030 155 164
5.91%, 11/22/2032 155 165
6.38%, 11/22/2052 155 177
Koninklijke Philips NV
5.00%, 03/15/2042 30 28
Medtronic Global Holdings SCA
4.25%, 03/30/2028 160 160
Medtronic Inc
4.38%, 03/15/2035 200 196
4.63%, 03/15/2045 286 269
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Revvity Inc
1.90%, 09/15/2028 $ 45 $ 41
Stryker Corp
1.95%, 06/15/2030 600 524
3.38%, 11/01/2025 800 788
4.38%, 05/15/2044 25 22
4.63%, 03/15/2046 100 92
4.85%, 12/08/2028 135 137
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 65 56
2.60%, 10/01/2029 145 134
2.80%, 10/15/2041 650 483
4.80%, 11/21/2027 155 158
5.09%, 08/10/2033 300 309
5.40%, 08/10/2043 150 156
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 610 529
$ 7,539
Healthcare - Services - 0 .64%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 295
Aetna Inc
3.88%, 08/15/2047 60 45
6.75%, 12/15/2037 205 228
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 112
Centene Corp
3.38%, 02/15/2030 600 549
4.63%, 12/15/2029 600 584
Elevance Health Inc
1.50%, 03/15/2026 60 57
3.13%, 05/15/2050 75 52
3.60%, 03/15/2051 60 45
4.10%, 03/01/2028 255 252
4.38%, 12/01/2047 300 259
4.65%, 01/15/2043 660 604
4.75%, 02/15/2033 160 160
5.38%, 06/15/2034 130 135
5.65%, 06/15/2054 130 134
6.10%, 10/15/2052 155 168
HCA Inc
2.38%, 07/15/2031 60 51
3.38%, 03/15/2029 135 128
3.50%, 09/01/2030 680 634
3.50%, 07/15/2051 260 182
4.38%, 03/15/2042 65 56
5.20%, 06/01/2028 160 163
5.25%, 06/15/2026 545 547
5.45%, 04/01/2031 130 133
5.45%, 09/15/2034 210 213
5.50%, 06/01/2033 160 164
5.50%, 06/15/2047 240 232
5.60%, 04/01/2034 130 134
5.95%, 09/15/2054 210 215
6.00%, 04/01/2054 200 206
Humana Inc
1.35%, 02/03/2027 180 167
2.15%, 02/03/2032 60 50
3.13%, 08/15/2029 175 164
4.95%, 10/01/2044 320 291
5.50%, 03/15/2053 160 155
Laboratory Corp of America Holdings
4.70%, 02/01/2045 500 452
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 197

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Quest Diagnostics Inc
2.95%, 06/30/2030 $ 155 $ 142
4.60%, 12/15/2027 220 221
5.00%, 12/15/2034 225 224
UnitedHealth Group Inc
1.25%, 01/15/2026 155 149
2.30%, 05/15/2031 60 52
2.75%, 05/15/2040 155 116
2.88%, 08/15/2029 150 141
2.90%, 05/15/2050 155 105
3.05%, 05/15/2041 660 507
3.10%, 03/15/2026 400 393
3.25%, 05/15/2051 435 314
3.45%, 01/15/2027 100 98
3.50%, 08/15/2039 125 105
3.70%, 05/15/2027 65 64
4.25%, 04/15/2047 320 278
4.25%, 06/15/2048 110 95
4.45%, 12/15/2048 95 85
4.60%, 04/15/2027 210 212
4.70%, 04/15/2029 105 107
4.75%, 07/15/2026 250 253
4.75%, 05/15/2052 65 60
4.80%, 01/15/2030 250 255
4.90%, 04/15/2031 210 215
4.95%, 01/15/2032 250 255
5.00%, 04/15/2034 210 213
5.15%, 07/15/2034 250 257
5.20%, 04/15/2063 320 310
5.50%, 07/15/2044 250 257
5.50%, 04/15/2064 210 214
5.63%, 07/15/2054 250 261
5.88%, 02/15/2053 310 335
6.88%, 02/15/2038 200 237
$ 14,743
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 60 56
1.40%, 10/15/2027 150 137
$ 193
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 238
Insurance - 0 .61%
Aflac Inc
1.13%, 03/15/2026 60 57
Allstate Corp/The
0.75%, 12/15/2025 170 162
1.45%, 12/15/2030 170 141
5.25%, 03/30/2033 290 300
American International Group Inc
4.38%, 06/30/2050 100 87
4.80%, 07/10/2045 700 652
5.13%, 03/27/2033 105 107
5.75%, 04/01/2048
(f)
200 198
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 141
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 43
2.85%, 05/28/2027 65 63
2.90%, 08/23/2051 60 39
5.00%, 09/12/2032 520 527
5.35%, 02/28/2033 160 165
Aon North America Inc
5.13%, 03/01/2027 125 127
5.15%, 03/01/2029 190 195
5.45%, 03/01/2034 125 129
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon North America Inc   (continued)
5.75%, 03/01/2054 $ 65 $ 67
Arch Capital Finance LLC
5.03%, 12/15/2046 45 42
Athene Holding Ltd
4.13%, 01/12/2028 575 564
6.25%, 04/01/2054 125 130
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 58
2.85%, 10/15/2050 100 69
3.85%, 03/15/2052 440 362
4.20%, 08/15/2048 180 161
4.30%, 05/15/2043 235 217
5.75%, 01/15/2040 25 28
Brown & Brown Inc
4.50%, 03/15/2029 300 298
Chubb Corp/The
6.00%, 05/11/2037 350 385
Chubb INA Holdings LLC
2.85%, 12/15/2051 30 20
3.05%, 12/15/2061 200 133
4.35%, 11/03/2045 400 359
4.65%, 08/15/2029 145 147
5.00%, 03/15/2034 145 149
CNA Financial Corp
2.05%, 08/15/2030 160 139
Corebridge Financial Inc
3.85%, 04/05/2029 65 63
3.90%, 04/05/2032 390 361
6.05%, 09/15/2033 160 170
Equitable Holdings Inc
4.35%, 04/20/2028 140 138
5.00%, 04/20/2048 62 58
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 129
Markel Group Inc
3.45%, 05/07/2052 75 52
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 255
4.38%, 03/15/2029 440 442
4.90%, 03/15/2049 110 104
5.40%, 09/15/2033 160 169
5.70%, 09/15/2053 160 170
6.25%, 11/01/2052 155 177
MetLife Inc
4.13%, 08/13/2042 250 217
4.60%, 05/13/2046 195 178
4.88%, 11/13/2043 50 48
5.25%, 01/15/2054 160 161
5.30%, 12/15/2034 130 135
5.38%, 07/15/2033 160 168
5.70%, 06/15/2035 600 643
Progressive Corp/The
2.45%, 01/15/2027
(e)
500 480
3.70%, 03/15/2052 210 165
4.35%, 04/25/2044 30 27
4.95%, 06/15/2033 160 164
Prudential Financial Inc
3.70%, 10/01/2050
(f)
160 143
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 603
5.70%, 09/15/2048
(f)
520 517
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 63
4.00%, 05/30/2047 175 147
5.45%, 05/25/2053 200 209

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Travelers Cos Inc/The   (continued)
6.25%, 06/15/2037 $ 650 $ 731
W R Berkley Corp
4.00%, 05/12/2050 75 61
Willis North America Inc
2.95%, 09/15/2029 50 46
3.88%, 09/15/2049 140 108
5.35%, 05/15/2033 160 163
$ 13,926
Internet - 0 .41%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 137
3.40%, 12/06/2027 860 831
4.20%, 12/06/2047 200 168
Alphabet Inc
1.90%, 08/15/2040 160 111
Amazon.com Inc
2.10%, 05/12/2031 210 183
2.50%, 06/03/2050 285 183
2.88%, 05/12/2041 210 163
3.10%, 05/12/2051 210 151
3.15%, 08/22/2027 600 585
3.30%, 04/13/2027 180 176
3.88%, 08/22/2037 300 276
3.95%, 04/13/2052 540 455
4.05%, 08/22/2047 500 435
4.25%, 08/22/2057 350 308
4.60%, 12/01/2025 455 456
4.70%, 12/01/2032 420 430
Baidu Inc
1.72%, 04/09/2026 400 382
Booking Holdings Inc
3.60%, 06/01/2026 200 197
eBay Inc
2.60%, 05/10/2031 360 317
3.65%, 05/10/2051 400 300
4.00%, 07/15/2042 20 17
5.95%, 11/22/2027
(e)
155 162
Expedia Group Inc
2.95%, 03/15/2031 13 12
Meta Platforms Inc
3.85%, 08/15/2032 135 129
4.30%, 08/15/2029 155 156
4.45%, 08/15/2052 750 671
4.75%, 08/15/2034 310 312
4.80%, 05/15/2030 100 103
4.95%, 05/15/2033 160 165
5.40%, 08/15/2054 310 316
5.55%, 08/15/2064 155 159
5.60%, 05/15/2053 320 337
Netflix Inc
4.90%, 08/15/2034 285 292
5.88%, 11/15/2028 285 302
$ 9,377
Iron & Steel - 0 .05%
ArcelorMittal SA
6.00%, 06/17/2034 260 269
Nucor Corp
3.13%, 04/01/2032 65 59
4.30%, 05/23/2027 65 65
Steel Dynamics Inc
1.65%, 10/15/2027 65 59
5.38%, 08/15/2034 130 132
Vale Overseas Ltd
6.13%, 06/12/2033 320 335
6.40%, 06/28/2054 130 133
6.88%, 11/10/2039 73 80
$ 1,132
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .06%
Hyatt Hotels Corp
5.25%, 06/30/2029 $ 130 $ 132
Marriott International Inc/MD
2.85%, 04/15/2031 510 452
5.00%, 10/15/2027 275 279
5.35%, 03/15/2035 135 137
5.55%, 10/15/2028 315 327
$ 1,327
Machinery - Construction & Mining - 0 .06%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 65 62
1.10%, 09/14/2027 120 110
1.15%, 09/14/2026 60 56
4.35%, 05/15/2026 160 160
4.50%, 01/08/2027 135 136
5.00%, 05/14/2027 130 133
Caterpillar Inc
2.60%, 04/09/2030 160 147
3.25%, 09/19/2049 145 108
3.80%, 08/15/2042 550 469
$ 1,381
Machinery - Diversified - 0 .16%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 144
Dover Corp
5.38%, 03/01/2041 30 30
Ingersoll Rand Inc
5.20%, 06/15/2027 130 132
5.31%, 06/15/2031 130 135
John Deere Capital Corp
0.70%, 01/15/2026 225 214
1.05%, 06/17/2026 60 57
1.50%, 03/06/2028 60 55
2.00%, 06/17/2031 55 47
2.35%, 03/08/2027 65 62
2.80%, 07/18/2029 115 108
4.15%, 09/15/2027 155 155
4.35%, 09/15/2032 345 343
4.50%, 01/08/2027 135 136
4.75%, 06/08/2026 320 322
4.85%, 06/11/2029 215 220
4.90%, 06/11/2027 215 219
4.90%, 03/07/2031 125 128
4.95%, 07/14/2028 160 164
5.10%, 04/11/2034 300 310
Otis Worldwide Corp
2.57%, 02/15/2030 155 140
3.36%, 02/15/2050 155 114
Rockwell Automation Inc
1.75%, 08/15/2031 40 34
2.80%, 08/15/2061 60 37
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 301
$ 3,607
Media - 0 .60%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 106
2.30%, 02/01/2032 250 200
2.80%, 04/01/2031 110 93
3.50%, 06/01/2041 115 80
3.70%, 04/01/2051 110 70
3.85%, 04/01/2061 335 203
3.90%, 06/01/2052 60 39
4.40%, 12/01/2061 30 20
4.80%, 03/01/2050 600 456
5.38%, 04/01/2038 50 46
5.38%, 05/01/2047 240 200

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital   (continued)
5.75%, 04/01/2048 $ 280 $ 243
6.15%, 11/10/2026 140 143
6.38%, 10/23/2035 500 506
6.48%, 10/23/2045 395 378
6.55%, 06/01/2034 130 135
Comcast Corp
1.50%, 02/15/2031 160 133
2.35%, 01/15/2027 155 148
2.45%, 08/15/2052 160 95
2.65%, 02/01/2030 115 105
2.65%, 08/15/2062 160 92
2.94%, 11/01/2056 390 248
2.99%, 11/01/2063 409 253
3.15%, 03/01/2026 75 74
3.25%, 11/01/2039 230 184
3.55%, 05/01/2028 685 667
3.90%, 03/01/2038 160 142
3.97%, 11/01/2047 105 86
4.00%, 03/01/2048 210 172
4.40%, 08/15/2035 245 235
4.55%, 01/15/2029 520 525
4.70%, 10/15/2048 300 277
4.80%, 05/15/2033
(e)
365 367
5.10%, 06/01/2029
(e)
345 356
5.25%, 11/07/2025 185 186
5.30%, 06/01/2034 345 358
5.50%, 11/15/2032 325 343
5.65%, 06/01/2054 295 309
Discovery Communications LLC
3.63%, 05/15/2030 60 53
3.95%, 03/20/2028 250 237
5.20%, 09/20/2047 200 157
Fox Corp
5.48%, 01/25/2039 110 110
5.58%, 01/25/2049 140 136
6.50%, 10/13/2033 410 444
Paramount Global
4.38%, 03/15/2043 400 287
4.85%, 07/01/2042 300 232
7.88%, 07/30/2030 30 33
Thomson Reuters Corp
5.85%, 04/15/2040 30 31
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 23
Time Warner Cable LLC
4.50%, 09/15/2042 170 129
5.88%, 11/15/2040 260 235
6.55%, 05/01/2037 360 355
7.30%, 07/01/2038 60 63
Walt Disney Co/The
1.75%, 01/13/2026 935 902
2.00%, 09/01/2029 350 314
2.20%, 01/13/2028 110 103
2.65%, 01/13/2031 150 135
3.38%, 11/15/2026 170 166
3.50%, 05/13/2040 155 129
3.60%, 01/13/2051 305 238
4.70%, 03/23/2050
(e)
220 209
4.95%, 10/15/2045 125 120
6.40%, 12/15/2035 369 419
6.65%, 11/15/2037 250 291
$ 13,824
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.90%, 01/15/2043 193 165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0 .19%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 $ 410 $ 433
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 151
4.88%, 02/27/2026 160 161
4.90%, 02/28/2033 160 162
5.00%, 09/30/2043 500 490
5.25%, 09/08/2026 160 162
5.25%, 09/08/2030 160 167
5.50%, 09/08/2053 160 166
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 197
5.25%, 09/01/2029 700 710
Newmont Corp
2.60%, 07/15/2032
(e)
170 148
4.88%, 03/15/2042 500 482
6.25%, 10/01/2039 100 111
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 33
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 101
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 250 239
5.00%, 03/09/2033 160 165
Southern Copper Corp
5.25%, 11/08/2042 200 193
5.88%, 04/23/2045 110 113
$ 4,384
Miscellaneous Manufacturers - 0 .11%
3M Co
2.38%, 08/26/2029 250 227
3.25%, 08/26/2049 100 72
Eaton Corp
4.15%, 03/15/2033 575 559
4.15%, 11/02/2042 95 84
Illinois Tool Works Inc
2.65%, 11/15/2026 90 87
Parker-Hannifin Corp
4.25%, 09/15/2027 435 433
4.50%, 09/15/2029 435 436
Teledyne Technologies Inc
2.25%, 04/01/2028 60 55
Textron Inc
4.00%, 03/15/2026 500 495
$ 2,448
Oil & Gas - 0 .76%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 177
2.72%, 01/12/2032 30 26
2.94%, 06/04/2051 750 503
3.00%, 02/24/2050 155 106
3.00%, 03/17/2052 60 41
3.06%, 06/17/2041 115 88
3.12%, 05/04/2026 110 108
3.41%, 02/11/2026 700 690
3.54%, 04/06/2027 215 211
3.59%, 04/14/2027 400 393
4.70%, 04/10/2029 270 274
4.81%, 02/13/2033 160 160
4.89%, 09/11/2033 160 161
4.97%, 10/17/2029 130 133
4.99%, 04/10/2034 135 136
5.23%, 11/17/2034 130 134
BP Capital Markets PLC
3.28%, 09/19/2027 115 112
Canadian Natural Resources Ltd
4.95%, 06/01/2047 300 268
6.25%, 03/15/2038 300 320

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Cenovus Energy Inc
6.75%, 11/15/2039 $ 40 $ 45
Chevron Corp
2.00%, 05/11/2027 155 147
Chevron USA Inc
2.34%, 08/12/2050 160 98
ConocoPhillips Co
3.80%, 03/15/2052 345 273
4.03%, 03/15/2062 440 348
5.05%, 09/15/2033 315 323
5.55%, 03/15/2054 155 159
Devon Energy Corp
5.00%, 06/15/2045 75 67
5.20%, 09/15/2034 125 124
5.60%, 07/15/2041 380 371
5.75%, 09/15/2054 125 121
Diamondback Energy Inc
3.25%, 12/01/2026 110 107
5.15%, 01/30/2030 95 97
5.20%, 04/18/2027 55 56
5.40%, 04/18/2034 500 509
5.75%, 04/18/2054 150 150
Equinor ASA
2.38%, 05/22/2030 250 226
3.00%, 04/06/2027 155 150
3.25%, 11/18/2049 445 326
3.63%, 04/06/2040 155 130
Exxon Mobil Corp
2.44%, 08/16/2029 100 93
3.00%, 08/16/2039 80 64
3.45%, 04/15/2051 230 175
3.57%, 03/06/2045 340 274
4.23%, 03/19/2040 315 289
Hess Corp
4.30%, 04/01/2027 300 298
7.13%, 03/15/2033 21 24
7.30%, 08/15/2031 109 124
Marathon Oil Corp
4.40%, 07/15/2027 300 299
Marathon Petroleum Corp
5.00%, 09/15/2054 200 175
Occidental Petroleum Corp
5.00%, 08/01/2027 175 176
5.20%, 08/01/2029 175 177
5.38%, 01/01/2032 175 178
6.05%, 10/01/2054 175 178
6.45%, 09/15/2036 520 564
6.63%, 09/01/2030 320 345
Phillips 66
1.30%, 02/15/2026 30 29
2.15%, 12/15/2030 110 96
4.65%, 11/15/2034 560 542
4.88%, 11/15/2044 350 322
5.88%, 05/01/2042 30 31
Phillips 66 Co
4.90%, 10/01/2046 270 245
4.95%, 12/01/2027 160 163
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 53
1.90%, 08/15/2030 160 139
2.15%, 01/15/2031 55 48
Shell International Finance BV
2.88%, 05/10/2026 155 152
2.88%, 11/26/2041 120 89
3.25%, 04/06/2050 350 254
4.00%, 05/10/2046 360 302
4.13%, 05/11/2035 130 124
4.38%, 05/11/2045 325 290
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Shell International Finance BV   (continued)
4.55%, 08/12/2043 $ 340 $ 318
6.38%, 12/15/2038 400 457
Suncor Energy Inc
3.75%, 03/04/2051 60 44
4.00%, 11/15/2047 100 77
6.50%, 06/15/2038 140 154
6.80%, 05/15/2038 140 156
6.85%, 06/01/2039 73 82
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 87
3.13%, 05/29/2050 155 110
3.39%, 06/29/2060 115 81
TotalEnergies Capital SA
5.15%, 04/05/2034 235 243
5.49%, 04/05/2054 235 242
Valero Energy Corp
2.80%, 12/01/2031 740 646
4.00%, 06/01/2052 525 401
6.63%, 06/15/2037 60 66
7.50%, 04/15/2032 60 70
$ 17,414
Oil & Gas Services - 0 .07%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 60 57
3.14%, 11/07/2029 150 141
3.34%, 12/15/2027 135 131
Halliburton Co
3.80%, 11/15/2025 6 6
4.50%, 11/15/2041 400 356
5.00%, 11/15/2045 230 216
7.45%, 09/15/2039 386 471
NOV Inc
3.60%, 12/01/2029 150 142
Schlumberger Investment SA
2.65%, 06/26/2030 160 146
$ 1,666
Packaging & Containers - 0 .03%
Packaging Corp of America
3.05%, 10/01/2051 200 137
WRKCo Inc
3.00%, 06/15/2033 80 70
4.65%, 03/15/2026 500 498
$ 705
Pharmaceuticals - 1 .31%
AbbVie Inc
2.95%, 11/21/2026 300 292
3.20%, 11/21/2029 820 777
4.05%, 11/21/2039 375 340
4.25%, 11/14/2028 140 140
4.25%, 11/21/2049 175 153
4.40%, 11/06/2042 25 23
4.45%, 05/14/2046 270 245
4.55%, 03/15/2035 170 168
4.80%, 03/15/2027 255 258
4.80%, 03/15/2029 255 260
4.85%, 06/15/2044 645 621
4.88%, 11/14/2048 440 423
4.95%, 03/15/2031 190 196
5.05%, 03/15/2034 95 98
5.40%, 03/15/2054 75 78
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 96
2.25%, 05/28/2031 60 52
4.80%, 02/26/2027 130 132
4.85%, 02/26/2029 130 133
4.88%, 03/03/2028 285 291

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Astrazeneca Finance LLC   (continued)
4.88%, 03/03/2033 $ 400 $ 411
4.90%, 02/26/2031 130 134
AstraZeneca PLC
0.70%, 04/08/2026 120 113
1.38%, 08/06/2030 350 298
3.00%, 05/28/2051 45 32
4.38%, 08/17/2048 60 54
6.45%, 09/15/2037 30 35
Becton Dickinson & Co
1.96%, 02/11/2031 60 51
3.70%, 06/06/2027 600 588
3.79%, 05/20/2050 710 561
4.67%, 06/06/2047 155 140
4.69%, 12/15/2044 59 54
5.08%, 06/07/2029 235 241
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 62
1.13%, 11/13/2027 120 109
1.45%, 11/13/2030 65 55
2.55%, 11/13/2050 65 40
2.95%, 03/15/2032 200 180
3.90%, 02/20/2028 130 128
4.13%, 06/15/2039 195 177
4.25%, 10/26/2049 360 308
4.35%, 11/15/2047 210 183
4.55%, 02/20/2048 171 154
4.90%, 02/22/2027 130 132
4.90%, 02/22/2029 265 272
5.20%, 02/22/2034 265 275
5.50%, 02/22/2044 130 134
5.55%, 02/22/2054 230 237
5.75%, 02/01/2031 140 150
6.40%, 11/15/2063 140 160
Cardinal Health Inc
3.41%, 06/15/2027 400 389
Cigna Group/The
1.25%, 03/15/2026 75 71
2.40%, 03/15/2030 791 709
3.20%, 03/15/2040 155 119
3.40%, 03/15/2051 90 64
3.88%, 10/15/2047 55 43
4.38%, 10/15/2028 175 174
4.80%, 08/15/2038 870 834
5.13%, 05/15/2031 265 272
5.60%, 02/15/2054 130 131
CVS Health Corp
1.30%, 08/21/2027 160 146
1.75%, 08/21/2030 160 135
1.88%, 02/28/2031 55 46
2.70%, 08/21/2040 160 110
3.00%, 08/15/2026 105 102
3.25%, 08/15/2029 740 691
4.78%, 03/25/2038 800 735
4.88%, 07/20/2035 510 492
5.05%, 03/25/2048 725 643
5.13%, 07/20/2045 430 388
5.25%, 02/21/2033 160 161
5.30%, 06/01/2033 160 161
5.55%, 06/01/2031 130 134
5.70%, 06/01/2034 130 133
5.88%, 06/01/2053 320 316
Eli Lilly & Co
2.50%, 09/15/2060 155 92
4.15%, 03/15/2059 320 272
4.50%, 02/09/2027 130 131
4.50%, 02/09/2029 130 132
4.60%, 08/14/2034 200 200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co   (continued)
4.70%, 02/09/2034 $ 130 $ 132
4.88%, 02/27/2053 120 117
5.00%, 02/09/2054 130 129
5.05%, 08/14/2054 200 201
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 140 138
6.38%, 05/15/2038 760 870
Johnson & Johnson
2.10%, 09/01/2040 115 81
3.70%, 03/01/2046 90 76
4.80%, 06/01/2029 520 538
4.90%, 06/01/2031 520 540
4.95%, 06/01/2034
(e)
260 272
5.95%, 08/15/2037 75 85
McKesson Corp
0.90%, 12/03/2025 60 57
Merck & Co Inc
1.70%, 06/10/2027 155 145
1.90%, 12/10/2028 70 64
2.35%, 06/24/2040 135 96
2.75%, 12/10/2051 140 92
2.90%, 12/10/2061 420 262
3.70%, 02/10/2045 600 492
5.00%, 05/17/2053 320 315
Novartis Capital Corp
2.75%, 08/14/2050 155 107
Pfizer Inc
1.75%, 08/18/2031 245 207
2.55%, 05/28/2040 800 582
4.00%, 12/15/2036 45 42
4.20%, 09/15/2048 80 69
4.30%, 06/15/2043 225 203
4.40%, 05/15/2044 75 70
7.20%, 03/15/2039 60 73
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 620 620
4.45%, 05/19/2028 780 784
4.65%, 05/19/2030 320 325
4.75%, 05/19/2033 480 483
5.11%, 05/19/2043 320 316
5.30%, 05/19/2053 300 301
5.34%, 05/19/2063 320 318
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 615
3.18%, 07/09/2050 645 448
5.30%, 07/05/2034 260 267
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 264
Viatris Inc
2.30%, 06/22/2027 115 107
2.70%, 06/22/2030 155 136
3.85%, 06/22/2040 115 88
4.00%, 06/22/2050 155 110
Wyeth LLC
5.95%, 04/01/2037 60 66
Zoetis Inc
2.00%, 05/15/2030 85 74
3.00%, 05/15/2050 40 28
5.40%, 11/14/2025 390 393
$ 30,068
Pipelines - 0 .84%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 286
Cheniere Energy Partners LP
5.75%, 08/15/2034
(d)
255 264
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 564

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
1.60%, 10/04/2026 $ 20 $ 19
2.50%, 08/01/2033 465 385
3.13%, 11/15/2029 150 140
3.40%, 08/01/2051 45 32
4.25%, 12/01/2026 75 75
5.30%, 04/05/2029 125 128
5.70%, 03/08/2033 160 167
5.90%, 11/15/2026 265 272
5.95%, 04/05/2054 125 129
6.70%, 11/15/2053 145 165
Energy Transfer LP
3.75%, 05/15/2030 715 676
4.75%, 01/15/2026 500 499
5.30%, 04/15/2047 500 464
5.35%, 05/15/2045 220 205
5.55%, 05/15/2034 135 138
5.75%, 02/15/2033 155 161
6.05%, 09/01/2054 275 281
6.10%, 12/01/2028 320 338
6.25%, 04/15/2049 155 161
6.40%, 12/01/2030 320 346
6.50%, 02/01/2042 370 397
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 56
4.25%, 02/15/2048 250 213
4.45%, 02/15/2043 350 312
4.85%, 01/31/2034 135 136
4.85%, 03/15/2044 750 701
4.95%, 02/15/2035 220 221
5.05%, 01/10/2026 160 161
5.55%, 02/16/2055 220 224
6.45%, 09/01/2040 490 548
6.88%, 03/01/2033 39 44
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 17
5.00%, 03/01/2043 275 248
Kinder Morgan Inc
1.75%, 11/15/2026 60 57
2.00%, 02/15/2031 130 111
3.25%, 08/01/2050 130 87
3.60%, 02/15/2051 245 175
5.00%, 02/01/2029 135 137
5.05%, 02/15/2046 30 27
5.10%, 08/01/2029 150 153
5.20%, 06/01/2033 160 160
5.40%, 02/01/2034 135 137
5.55%, 06/01/2045 500 485
5.95%, 08/01/2054 130 132
MPLX LP
1.75%, 03/01/2026 160 153
4.13%, 03/01/2027 425 420
4.25%, 12/01/2027 300 296
4.50%, 04/15/2038 200 183
5.00%, 03/01/2033 160 158
5.50%, 06/01/2034 130 132
5.50%, 02/15/2049 830 796
ONEOK Inc
2.20%, 09/15/2025 155 151
3.40%, 09/01/2029 350 331
5.55%, 11/01/2026 189 193
6.05%, 09/01/2033 315 332
6.63%, 09/01/2053 155 171
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 485 457
4.70%, 06/15/2044 330 284
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 $ 645 $ 637
5.00%, 03/15/2027 375 378
Targa Resources Corp
5.20%, 07/01/2027 220 223
6.13%, 03/15/2033 160 170
6.15%, 03/01/2029 145 153
6.50%, 03/30/2034 145 158
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 52
4.25%, 05/15/2028 300 297
4.88%, 05/15/2048 190 175
Western Midstream Operating LP
5.45%, 11/15/2034 290 288
6.15%, 04/01/2033 160 168
Williams Cos Inc/The
2.60%, 03/15/2031 160 140
3.50%, 10/15/2051 60 43
3.75%, 06/15/2027 45 44
4.00%, 09/15/2025 50 50
4.85%, 03/01/2048 350 314
4.90%, 03/15/2029 135 136
5.10%, 09/15/2045 120 112
5.30%, 08/15/2028 250 257
5.30%, 08/15/2052 65 62
5.65%, 03/15/2033 160 166
6.30%, 04/15/2040 430 459
$ 19,373
Private Equity - 0 .04%
Brookfield Finance Inc
2.72%, 04/15/2031 60 53
3.50%, 03/30/2051 150 110
3.90%, 01/25/2028 700 684
5.68%, 01/15/2035 130 134
$ 981
Regional Authority - 0 .23%
Province of Alberta Canada
1.30%, 07/22/2030 175 150
3.30%, 03/15/2028 170 166
4.50%, 06/26/2029 250 256
Province of British Columbia Canada
0.90%, 07/20/2026 265 250
1.30%, 01/29/2031 160 135
4.20%, 07/06/2033 315 312
4.75%, 06/12/2034 250 258
4.80%, 11/15/2028 140 145
6.50%, 01/15/2026 45 46
Province of Manitoba Canada
1.50%, 10/25/2028 85 77
4.30%, 07/27/2033 160 160
Province of Ontario Canada
0.63%, 01/21/2026 280 266
1.05%, 04/14/2026 415 395
1.13%, 10/07/2030 300 253
2.13%, 01/21/2032 340 297
3.10%, 05/19/2027 285 278
4.20%, 01/18/2029 360 363
Province of Quebec Canada
1.35%, 05/28/2030 490 423
3.63%, 04/13/2028 320 316
4.25%, 09/05/2034
(h)
130 129
4.50%, 04/03/2029 450 460
4.50%, 09/08/2033 160 162
7.50%, 09/15/2029 36 42
$ 5,339

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0 .92%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 $ 240 $ 188
2.00%, 05/18/2032 400 325
2.75%, 12/15/2029 70 64
2.95%, 03/15/2034 65 55
3.00%, 05/18/2051 100 64
4.00%, 02/01/2050 70 54
4.90%, 12/15/2030 80 81
5.15%, 04/15/2053 160 147
American Tower Corp
1.30%, 09/15/2025 80 77
1.60%, 04/15/2026 60 57
1.88%, 10/15/2030 175 149
2.90%, 01/15/2030 155 142
2.95%, 01/15/2051 60 40
3.38%, 10/15/2026 500 487
3.65%, 03/15/2027 515 503
3.70%, 10/15/2049 300 227
3.95%, 03/15/2029 200 194
5.25%, 07/15/2028 160 163
5.65%, 03/15/2033 160 167
5.90%, 11/15/2033 160 170
AvalonBay Communities Inc
1.90%, 12/01/2028 60 54
2.05%, 01/15/2032 60 51
2.30%, 03/01/2030 755 676
5.00%, 02/15/2033 155 156
5.35%, 06/01/2034 130 135
Boston Properties LP
2.55%, 04/01/2032 245 199
2.90%, 03/15/2030 600 529
3.65%, 02/01/2026 500 489
COPT Defense Properties LP
2.75%, 04/15/2031 60 51
Crown Castle Inc
1.05%, 07/15/2026 115 108
2.50%, 07/15/2031 60 51
2.90%, 04/01/2041 60 43
3.10%, 11/15/2029 125 116
3.25%, 01/15/2051 115 80
3.70%, 06/15/2026 600 589
3.80%, 02/15/2028 430 418
4.00%, 11/15/2049 95 76
4.90%, 09/01/2029 145 146
5.00%, 01/11/2028 160 161
5.10%, 05/01/2033 350 350
CubeSmart LP
2.00%, 02/15/2031 110 93
2.25%, 12/15/2028 60 54
Digital Realty Trust LP
5.55%, 01/15/2028 345 353
Equinix Inc
1.00%, 09/15/2025 850 817
1.80%, 07/15/2027 155 144
2.50%, 05/15/2031 460 400
3.20%, 11/18/2029 130 121
3.40%, 02/15/2052 60 43
Essex Portfolio LP
1.70%, 03/01/2028 60 54
3.00%, 01/15/2030 140 129
4.00%, 03/01/2029 784 761
5.50%, 04/01/2034 135 139
Extra Space Storage LP
2.20%, 10/15/2030 75 65
2.40%, 10/15/2031 60 51
5.40%, 02/01/2034 135 137
5.50%, 07/01/2030 160 166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Federal Realty OP LP
1.25%, 02/15/2026 $ 115 $ 109
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 132
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 123
Healthpeak OP LLC
2.13%, 12/01/2028 210 190
5.25%, 12/15/2032 80 81
Kilroy Realty LP
2.50%, 11/15/2032 160 125
Kimco Realty OP LLC
2.25%, 12/01/2031 60 50
2.70%, 10/01/2030 160 144
3.70%, 10/01/2049 30 23
4.60%, 02/01/2033 165 161
6.40%, 03/01/2034 360 397
Mid-America Apartments LP
5.30%, 02/15/2032 130 134
NNN REIT Inc
3.60%, 12/15/2026 300 294
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 30
Prologis LP
1.25%, 10/15/2030 160 133
1.75%, 07/01/2030 155 133
2.25%, 01/15/2032 60 51
2.88%, 11/15/2029 75 70
4.63%, 01/15/2033 575 570
4.88%, 06/15/2028 160 163
5.25%, 03/15/2054 130 129
Public Storage Operating Co
0.88%, 02/15/2026 40 38
1.85%, 05/01/2028 115 105
2.25%, 11/09/2031 60 51
5.10%, 08/01/2033 160 164
5.13%, 01/15/2029
(e)
160 165
Realty Income Corp
0.75%, 03/15/2026 40 38
2.10%, 03/15/2028 60 55
2.20%, 06/15/2028 65 60
3.10%, 12/15/2029 300 280
3.25%, 01/15/2031 160 147
4.13%, 10/15/2026 220 218
4.75%, 02/15/2029 135 136
4.85%, 03/15/2030 160 162
4.88%, 06/01/2026 700 702
4.90%, 07/15/2033
(e)
160 159
5.38%, 09/01/2054 135 133
Simon Property Group LP
1.75%, 02/01/2028 555 509
2.65%, 02/01/2032 385 335
3.25%, 11/30/2026 300 292
3.30%, 01/15/2026 700 688
3.50%, 09/01/2025 160 158
4.75%, 03/15/2042 164 152
UDR Inc
2.10%, 08/01/2032 100 81
3.20%, 01/15/2030 145 135
Ventas Realty LP
3.00%, 01/15/2030 500 458
5.63%, 07/01/2034 130 135
Welltower OP LLC
2.75%, 01/15/2032 570 496
4.13%, 03/15/2029 300 294
WP Carey Inc
2.40%, 02/01/2031 65 56
$ 21,003

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0 .65%
AutoZone Inc
1.65%, 01/15/2031 $ 160 $ 134
5.10%, 07/15/2029 260 266
Costco Wholesale Corp
1.38%, 06/20/2027 125 116
Dollar Tree Inc
4.20%, 05/15/2028 130 128
Home Depot Inc/The
0.90%, 03/15/2028 55 49
1.88%, 09/15/2031 760 645
2.13%, 09/15/2026 350 336
2.38%, 03/15/2051 55 34
2.75%, 09/15/2051 60 39
2.88%, 04/15/2027 65 63
2.95%, 06/15/2029 500 473
3.13%, 12/15/2049 235 169
4.00%, 09/15/2025 265 264
4.20%, 04/01/2043 300 267
4.25%, 04/01/2046 180 159
4.40%, 03/15/2045 300 272
4.85%, 06/25/2031 150 154
4.88%, 06/25/2027 130 133
4.90%, 04/15/2029 135 139
4.95%, 09/30/2026 135 137
4.95%, 06/25/2034 260 266
4.95%, 09/15/2052 85 82
5.30%, 06/25/2054 260 265
5.88%, 12/16/2036 400 440
Lowe's Cos Inc
1.30%, 04/15/2028 130 117
1.70%, 10/15/2030 130 111
2.50%, 04/15/2026 90 87
3.10%, 05/03/2027 500 484
3.38%, 09/15/2025 50 49
3.65%, 04/05/2029 135 130
3.70%, 04/15/2046 20 15
3.75%, 04/01/2032 65 61
4.25%, 04/01/2052 540 443
4.40%, 09/08/2025 130 129
4.55%, 04/05/2049 135 117
4.80%, 04/01/2026 160 161
5.00%, 04/15/2033 130 132
5.00%, 04/15/2040 155 150
5.63%, 04/15/2053 380 384
5.75%, 07/01/2053 160 164
McDonald's Corp
2.63%, 09/01/2029 140 130
3.70%, 01/30/2026 150 148
3.70%, 02/15/2042 300 246
4.45%, 03/01/2047 500 441
5.15%, 09/09/2052 255 248
6.30%, 03/01/2038 600 671
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 63
Starbucks Corp
2.00%, 03/12/2027 290 274
3.00%, 02/14/2032
(e)
345 310
3.75%, 12/01/2047 370 287
4.30%, 06/15/2045 225 194
4.45%, 08/15/2049 220 191
4.80%, 02/15/2033
(e)
120 122
Target Corp
1.95%, 01/15/2027
(e)
280 267
2.95%, 01/15/2052 325 223
4.50%, 09/15/2032 690 694
4.80%, 01/15/2053
(e)
160 153
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
TJX Cos Inc/The
1.15%, 05/15/2028 $ 65 $ 58
1.60%, 05/15/2031 65 54
Walmart Inc
1.05%, 09/17/2026 105 99
1.50%, 09/22/2028 300 273
1.80%, 09/22/2031 135 116
2.50%, 09/22/2041 135 99
2.65%, 09/22/2051 105 70
3.90%, 09/09/2025 130 129
3.90%, 04/15/2028 50 50
3.95%, 06/28/2038 195 184
4.00%, 04/15/2026 255 254
4.00%, 04/15/2030 275 276
4.00%, 04/11/2043 250 223
4.05%, 06/29/2048 100 88
4.10%, 04/15/2033 275 272
4.50%, 09/09/2052 300 283
$ 14,954
Semiconductors - 0 .55%
Analog Devices Inc
2.10%, 10/01/2031 40 34
2.80%, 10/01/2041 60 44
5.30%, 04/01/2054 125 128
Applied Materials Inc
4.35%, 04/01/2047 200 182
4.80%, 06/15/2029 305 312
5.10%, 10/01/2035 250 261
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 641
Broadcom Inc
3.14%, 11/15/2035
(d)
738 617
3.19%, 11/15/2036
(d)
30 25
3.42%, 04/15/2033
(d)
452 403
3.47%, 04/15/2034
(d)
415 367
3.75%, 02/15/2051
(d)
570 443
4.15%, 11/15/2030 310 302
4.75%, 04/15/2029 355 358
5.15%, 11/15/2031 65 66
Intel Corp
2.00%, 08/12/2031 60 49
3.05%, 08/12/2051 60 37
3.15%, 05/11/2027 150 144
3.20%, 08/12/2061 60 35
3.73%, 12/08/2047 105 75
3.75%, 03/25/2027 155 151
3.75%, 08/05/2027 65 63
4.00%, 08/05/2029 585 563
4.10%, 05/19/2046 250 193
4.15%, 08/05/2032
(e)
765 717
4.60%, 03/25/2040 155 137
4.88%, 02/10/2026 605 604
5.20%, 02/10/2033
(e)
300 299
5.60%, 02/21/2054 200 190
5.63%, 02/10/2043 300 291
5.70%, 02/10/2053 385 368
KLA Corp
4.70%, 02/01/2034 135 136
4.95%, 07/15/2052 140 136
Lam Research Corp
2.88%, 06/15/2050 500 342
Marvell Technology Inc
2.45%, 04/15/2028 115 106
Micron Technology Inc
2.70%, 04/15/2032 90 77
4.19%, 02/15/2027 405 401
5.30%, 01/15/2031 80 82

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NVIDIA Corp
1.55%, 06/15/2028 $ 60 $ 55
3.50%, 04/01/2040 600 519
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 99
3.13%, 02/15/2042 265 194
3.15%, 05/01/2027 80 77
3.25%, 05/11/2041 60 46
4.40%, 06/01/2027 480 479
QUALCOMM Inc
4.50%, 05/20/2052 165 149
4.80%, 05/20/2045 110 106
6.00%, 05/20/2053 155 174
Texas Instruments Inc
4.15%, 05/15/2048 165 144
4.60%, 02/08/2029 225 230
4.90%, 03/14/2033 160 166
5.00%, 03/14/2053 160 158
5.15%, 02/08/2054 130 132
TSMC Arizona Corp
3.88%, 04/22/2027 590 581
$ 12,688
Software - 0 .65%
Fidelity National Information Services Inc
1.65%, 03/01/2028 540 489
3.10%, 03/01/2041 55 41
5.10%, 07/15/2032 550 563
Fiserv Inc
3.50%, 07/01/2029 900 862
4.40%, 07/01/2049 590 506
4.75%, 03/15/2030 140 142
5.15%, 08/12/2034 70 71
5.35%, 03/15/2031 125 130
5.45%, 03/02/2028 240 247
5.63%, 08/21/2033 155 162
Intuit Inc
1.35%, 07/15/2027 160 148
5.13%, 09/15/2028 160 165
5.25%, 09/15/2026 315 321
5.50%, 09/15/2053 120 126
Microsoft Corp
1.35%, 09/15/2030 80 69
2.50%, 09/15/2050 160 105
2.53%, 06/01/2050 611 407
2.68%, 06/01/2060 349 227
2.92%, 03/17/2052 476 344
3.30%, 02/06/2027 140 138
3.45%, 08/08/2036 250 229
3.70%, 08/08/2046 500 431
Oracle Corp
2.30%, 03/25/2028 115 107
2.65%, 07/15/2026 300 290
2.80%, 04/01/2027 155 149
2.88%, 03/25/2031 115 103
2.95%, 04/01/2030 655 602
3.60%, 04/01/2040 355 286
3.60%, 04/01/2050 700 511
3.65%, 03/25/2041 115 92
3.90%, 05/15/2035 130 117
3.95%, 03/25/2051 115 89
4.00%, 07/15/2046 500 398
4.00%, 11/15/2047 75 59
4.10%, 03/25/2061 60 45
4.30%, 07/08/2034 75 71
4.38%, 05/15/2055 150 123
4.50%, 07/08/2044 50 43
4.65%, 05/06/2030 530 534
5.55%, 02/06/2053 305 302
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
5.80%, 11/10/2025 $ 715 $ 725
6.13%, 07/08/2039 60 65
6.15%, 11/09/2029 180 193
6.25%, 11/09/2032 360 392
6.90%, 11/09/2052 360 419
Roper Technologies Inc
1.40%, 09/15/2027 860 787
2.95%, 09/15/2029 400 372
4.75%, 02/15/2032 80 80
4.90%, 10/15/2034 80 79
Salesforce Inc
1.95%, 07/15/2031 60 51
2.70%, 07/15/2041 265 195
2.90%, 07/15/2051 400 271
Take-Two Interactive Software Inc
4.95%, 03/28/2028 160 162
VMware LLC
1.40%, 08/15/2026 680 640
1.80%, 08/15/2028 685 617
2.20%, 08/15/2031 115 97
$ 14,989
Sovereign - 1 .48%
Canada Government International Bond
0.75%, 05/19/2026 315 298
3.75%, 04/26/2028 505 504
4.63%, 04/30/2029 250 259
Chile Government International Bond
2.45%, 01/31/2031 300 265
2.55%, 01/27/2032 400 349
2.75%, 01/31/2027 500 478
3.10%, 05/07/2041 400 307
3.24%, 02/06/2028 300 287
3.50%, 04/15/2053 200 149
3.86%, 06/21/2047 200 162
4.00%, 01/31/2052 200 162
4.95%, 01/05/2036 315 315
Export Development Canada
3.75%, 09/07/2027
(h)
265 264
3.88%, 02/14/2028 315 315
4.13%, 02/13/2029 265 268
4.38%, 06/29/2026 475 477
4.75%, 06/05/2034 250 264
Export-Import Bank of Korea
1.38%, 02/09/2031 200 165
2.63%, 05/26/2026 700 679
4.25%, 09/15/2027 200 200
4.50%, 09/15/2032 200 199
4.88%, 01/11/2026 310 312
5.13%, 09/18/2028 200 207
Indonesia Government International Bond
2.15%, 07/28/2031 200 171
2.85%, 02/14/2030 200 184
3.05%, 03/12/2051 200 143
3.50%, 01/11/2028 500 486
3.70%, 10/30/2049 200 162
4.20%, 10/15/2050 400 351
4.35%, 01/11/2048 200 181
4.55%, 01/11/2028 200 201
4.65%, 09/20/2032 200 200
4.75%, 02/11/2029 300 304
5.65%, 01/11/2053 200 214
Israel Government International Bond
3.88%, 07/03/2050 200 147
4.13%, 01/17/2048 200 155
4.50%, 01/17/2033 200 188
4.50%, 01/30/2043 200 170
5.50%, 03/12/2034 200 200

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Israel Government International Bond   (continued)
5.75%, 03/12/2054 $ 200 $ 192
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 168
1.88%, 07/21/2026 264 253
2.13%, 02/16/2029 200 185
2.25%, 11/04/2026 400 384
2.75%, 01/21/2026 400 391
2.88%, 07/21/2027 330 320
3.88%, 09/16/2025 500 497
4.25%, 04/27/2026 240 240
4.63%, 07/22/2027 230 234
4.63%, 07/19/2028 200 205
4.63%, 04/17/2034 200 207
4.88%, 10/18/2028 300 310
Japan International Cooperation Agency
4.75%, 05/21/2029 400 412
Korea International Bond
1.00%, 09/16/2030 200 168
3.88%, 09/20/2048 250 220
Mexico Government International Bond
2.66%, 05/24/2031 500 424
3.25%, 04/16/2030 200 181
3.50%, 02/12/2034 400 336
3.75%, 01/11/2028 225 218
3.75%, 04/19/2071 200 126
4.13%, 01/21/2026 300 297
4.50%, 04/22/2029 400 391
4.60%, 01/23/2046 200 160
4.60%, 02/10/2048 300 238
4.75%, 03/08/2044 500 416
5.55%, 01/21/2045
(e)
360 336
5.75%, 10/12/2110 100 85
6.05%, 01/11/2040 700 699
6.34%, 05/04/2053 500 490
6.35%, 02/09/2035 200 208
6.40%, 05/07/2054 275 272
6.75%, 09/27/2034 350 374
Panama Government International Bond
2.25%, 09/29/2032 200 150
3.16%, 01/23/2030 600 521
3.30%, 01/19/2033 500 406
3.88%, 03/17/2028 300 283
4.30%, 04/29/2053 200 136
4.50%, 04/16/2050 200 142
6.70%, 01/26/2036 600 611
6.85%, 03/28/2054 200 196
Peruvian Government International Bond
1.86%, 12/01/2032 60 47
2.78%, 01/23/2031 545 480
2.78%, 12/01/2060 60 35
3.30%, 03/11/2041 300 233
3.55%, 03/10/2051
(e)
60 45
5.63%, 11/18/2050 150 152
5.88%, 08/08/2054 330 344
6.55%, 03/14/2037 400 443
8.75%, 11/21/2033 180 224
Philippine Government International Bond
2.65%, 12/10/2045 400 275
3.00%, 02/01/2028 300 287
3.20%, 07/06/2046 200 149
3.70%, 03/01/2041 400 340
3.70%, 02/02/2042 250 212
4.75%, 03/05/2035
(h)
265 263
5.00%, 07/17/2033 200 204
5.17%, 10/13/2027 500 510
5.50%, 01/17/2048
(e)
200 209
5.60%, 05/14/2049 200 212
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
(continued)
5.61%, 04/13/2033 $ 250 $ 265
7.75%, 01/14/2031 190 222
Republic of Italy Government International Bond
1.25%, 02/17/2026 250 238
2.88%, 10/17/2029 300 276
3.88%, 05/06/2051 400 293
5.38%, 06/15/2033 205 209
Republic of Poland Government International Bond
4.88%, 10/04/2033 320 324
5.13%, 09/18/2034 250 256
5.50%, 03/18/2054 375 383
State of Israel
2.50%, 01/15/2030 200 174
3.38%, 01/15/2050 200 135
Svensk Exportkredit AB
4.13%, 06/14/2028 320 322
4.38%, 02/13/2026 315 315
4.88%, 09/14/2026 320 325
Tennessee Valley Authority
3.50%, 12/15/2042 200 171
3.88%, 03/15/2028 525 526
4.25%, 09/15/2065 115 104
5.25%, 09/15/2039 250 269
5.38%, 04/01/2056 196 216
5.88%, 04/01/2036 325 373
6.75%, 11/01/2025 57 59
Uruguay Government International Bond
4.13%, 11/20/2045 136 124
4.98%, 04/20/2055 100 96
5.10%, 06/18/2050 300 298
5.75%, 10/28/2034 155 168
7.63%, 03/21/2036 500 617
$ 33,846
Supranational Bank - 1 .19%
African Development Bank
0.88%, 03/23/2026 705 670
0.88%, 07/22/2026 115 108
4.13%, 02/25/2027 135 136
4.38%, 03/14/2028
(e)
320 325
4.63%, 01/04/2027 190 193
Asian Development Bank
0.38%, 09/03/2025 310 298
0.50%, 02/04/2026 400 380
1.00%, 04/14/2026 865 823
1.50%, 01/20/2027 125 118
1.50%, 03/04/2031 115 99
1.75%, 09/19/2029 300 271
1.88%, 03/15/2029 135 124
2.75%, 01/19/2028 130 126
3.13%, 08/20/2027 250 245
3.13%, 04/27/2032 135 128
3.63%, 08/28/2029 395 392
3.75%, 04/25/2028 320 319
3.88%, 09/28/2032 450 449
3.88%, 06/14/2033 320 317
4.00%, 01/12/2033 160 160
4.13%, 01/12/2027 275 276
4.25%, 01/09/2026 310 310
4.38%, 03/06/2029 250 256
4.50%, 08/25/2028 380 390
5.82%, 06/16/2028 39 42
Asian Infrastructure Investment Bank/The
3.75%, 09/14/2027 255 254
4.13%, 01/18/2029 270 273
4.88%, 09/14/2026 320 325

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Council Of Europe Development Bank
3.63%, 01/26/2028 $ 315 $ 312
3.75%, 05/25/2026 315 313
4.63%, 06/11/2027 125 128
European Bank for Reconstruction & Development
0.50%, 01/28/2026 515 489
4.13%, 01/25/2029 135 137
4.38%, 03/09/2028 255 260
European Investment Bank
0.75%, 10/26/2026 660 617
1.25%, 02/14/2031 255 217
1.63%, 05/13/2031 60 52
3.63%, 07/15/2030 320 316
3.75%, 11/15/2029 510 508
3.75%, 02/14/2033 615 606
3.88%, 03/15/2028 250 251
4.00%, 02/15/2029 1,100 1,109
4.13%, 02/13/2034 265 268
4.38%, 03/19/2027 375 380
4.38%, 10/10/2031 250 259
4.75%, 06/15/2029 250 260
Inter-American Development Bank
0.88%, 04/20/2026 900 854
1.13%, 07/20/2028 515 466
1.13%, 01/13/2031 420 354
1.50%, 01/13/2027 425 402
3.13%, 09/18/2028 300 293
3.50%, 04/12/2033 320 308
4.00%, 01/12/2028 310 312
4.13%, 02/15/2029 265 268
4.38%, 02/01/2027 275 278
4.38%, 07/17/2034 250 258
4.38%, 01/24/2044 50 49
4.50%, 05/15/2026 315 317
4.50%, 09/13/2033 320 332
International Bank for Reconstruction &
Development
0.75%, 08/26/2030 515 430
0.88%, 07/15/2026 325 307
1.25%, 02/10/2031 615 522
1.38%, 04/20/2028 365 335
1.63%, 11/03/2031 495 425
1.75%, 10/23/2029 950 858
2.50%, 03/29/2032 620 564
3.13%, 06/15/2027 500 490
3.50%, 07/12/2028 480 475
3.88%, 02/14/2030 315 315
3.88%, 08/28/2034
(e)
130 128
4.00%, 08/27/2026 135 135
4.00%, 07/25/2030 435 438
4.00%, 01/10/2031 275 276
4.50%, 04/10/2031 375 388
4.63%, 08/01/2028 480 494
4.75%, 04/10/2026 375 379
4.75%, 11/14/2033 280 296
International Finance Corp
4.25%, 07/02/2029 250 255
4.38%, 01/15/2027 395 399
Nordic Investment Bank
0.38%, 09/11/2025 230 221
0.50%, 01/21/2026 200 190
4.25%, 02/28/2029 200 204
$ 27,304
Telecommunications - 0 .93%
America Movil SAB de CV
2.88%, 05/07/2030 600 547
3.63%, 04/22/2029 400 384
4.38%, 04/22/2049
(e)
200 176
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
America Movil SAB de CV   (continued)
6.13%, 03/30/2040 $ 380 $ 409
AT&T Inc
1.65%, 02/01/2028 200 182
1.70%, 03/25/2026 340 325
2.25%, 02/01/2032 145 122
2.30%, 06/01/2027 750 709
3.10%, 02/01/2043 145 108
3.50%, 06/01/2041 640 511
3.50%, 09/15/2053 627 446
3.55%, 09/15/2055 815 576
3.65%, 06/01/2051 355 263
3.65%, 09/15/2059 999 705
4.35%, 03/01/2029 500 498
4.35%, 06/15/2045 300 259
4.50%, 05/15/2035 700 668
4.50%, 03/09/2048 500 431
5.40%, 02/15/2034 320 330
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 60 45
5.20%, 02/15/2034 130 132
Cisco Systems Inc
4.80%, 02/26/2027 265 269
4.85%, 02/26/2029 265 272
5.05%, 02/26/2034 265 275
5.30%, 02/26/2054 265 274
5.50%, 01/15/2040 135 143
5.90%, 02/15/2039 170 188
Juniper Networks Inc
2.00%, 12/10/2030 55 47
Orange SA
5.38%, 01/13/2042 30 30
Rogers Communications Inc
3.20%, 03/15/2027 130 126
3.70%, 11/15/2049 90 67
3.80%, 03/15/2032 65 60
5.00%, 02/15/2029 130 132
5.00%, 03/15/2044 75 70
7.50%, 08/15/2038 250 299
Sprint Capital Corp
6.88%, 11/15/2028 320 347
Telefonica Emisiones SA
4.10%, 03/08/2027 325 322
5.21%, 03/08/2047 550 508
7.05%, 06/20/2036 305 346
T-Mobile USA Inc
1.50%, 02/15/2026 155 148
2.05%, 02/15/2028 190 175
2.25%, 11/15/2031 150 127
2.40%, 03/15/2029 25 23
2.55%, 02/15/2031 600 527
3.00%, 02/15/2041 150 112
3.30%, 02/15/2051 250 177
3.38%, 04/15/2029 265 252
3.40%, 10/15/2052 235 167
3.75%, 04/15/2027 315 309
3.88%, 04/15/2030 600 577
4.38%, 04/15/2040 155 140
4.80%, 07/15/2028 160 162
4.95%, 03/15/2028 95 96
5.05%, 07/15/2033 160 162
5.15%, 04/15/2034 135 137
5.20%, 01/15/2033 160 164
5.50%, 01/15/2055 135 136
5.65%, 01/15/2053 135 139
5.75%, 01/15/2034 160 170
5.75%, 01/15/2054 160 166
6.00%, 06/15/2054 160 173

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
1.45%, 03/20/2026 $ 115 $ 110
1.50%, 09/18/2030 180 153
1.75%, 01/20/2031 135 113
2.10%, 03/22/2028 175 162
2.36%, 03/15/2032 65 55
2.55%, 03/21/2031 115 101
2.65%, 11/20/2040 750 538
2.88%, 11/20/2050 505 333
2.99%, 10/30/2056 89 57
3.00%, 11/20/2060 65 41
3.40%, 03/22/2041 715 570
3.55%, 03/22/2051 815 613
3.70%, 03/22/2061 480 354
3.85%, 11/01/2042 90 75
4.13%, 03/16/2027 600 595
4.33%, 09/21/2028 60 60
4.40%, 11/01/2034 300 288
4.67%, 03/15/2055 345 314
4.81%, 03/15/2039 75 72
4.86%, 08/21/2046 300 284
Vodafone Group PLC
4.25%, 09/17/2050 250 204
5.63%, 02/10/2053 160 160
5.75%, 06/28/2054 130 132
5.88%, 06/28/2064 130 131
6.15%, 02/27/2037 86 93
$ 21,448
Transportation - 0 .44%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 418
3.55%, 02/15/2050 155 120
4.15%, 04/01/2045 200 173
4.40%, 03/15/2042 30 27
4.45%, 01/15/2053 40 36
5.20%, 04/15/2054 160 161
5.40%, 06/01/2041 360 370
5.50%, 03/15/2055 130 136
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 137
3.10%, 12/02/2051 450 313
6.13%, 09/15/2115 75 80
CSX Corp
2.40%, 02/15/2030 60 54
3.35%, 09/15/2049 60 44
3.80%, 03/01/2028 75 74
3.80%, 04/15/2050 700 567
4.30%, 03/01/2048 200 174
4.50%, 11/15/2052 160 144
5.20%, 11/15/2033
(e)
160 166
FedEx Corp
3.10%, 08/05/2029 800 752
3.88%, 08/01/2042 30 25
4.55%, 04/01/2046 420 367
5.10%, 01/15/2044 295 283
Norfolk Southern Corp
2.30%, 05/15/2031 60 53
2.55%, 11/01/2029 150 137
2.90%, 08/25/2051 60 40
3.94%, 11/01/2047 192 156
4.05%, 08/15/2052 200 163
4.45%, 03/01/2033 160 158
4.55%, 06/01/2053 455 403
4.84%, 10/01/2041 180 171
5.35%, 08/01/2054 125 126
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Ryder System Inc
2.90%, 12/01/2026 $ 150 $ 145
4.30%, 06/15/2027 20 20
4.95%, 09/01/2029 290 293
Union Pacific Corp
2.38%, 05/20/2031 710 629
2.80%, 02/14/2032 110 99
2.89%, 04/06/2036 140 118
2.97%, 09/16/2062 90 56
3.20%, 05/20/2041 60 47
3.38%, 02/14/2042 65 52
3.80%, 10/01/2051 310 249
3.80%, 04/06/2071 590 439
3.84%, 03/20/2060 220 170
4.00%, 04/15/2047 250 208
4.50%, 01/20/2033 130 130
4.95%, 09/09/2052 130 127
United Parcel Service Inc
2.50%, 09/01/2029 125 115
3.40%, 09/01/2049 180 136
4.88%, 03/03/2033
(e)
410 419
4.88%, 11/15/2040 30 29
5.05%, 03/03/2053 410 401
5.15%, 05/22/2034 130 135
5.50%, 05/22/2054 130 135
$ 10,180
Trucking & Leasing - 0 .00%
GATX Corp
1.90%, 06/01/2031 115 95
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 60 52
3.25%, 06/01/2051 300 213
3.75%, 09/01/2047 340 269
4.45%, 06/01/2032 130 129
6.59%, 10/15/2037 13 15
Essential Utilities Inc
2.40%, 05/01/2031
(e)
60 52
5.30%, 05/01/2052 65 62
5.38%, 01/15/2034 135 138
$ 930
TOTAL BONDS $ 617,474
MUNICIPAL BONDS - 0 .14%
Principal
Amount (000's) Value (000's)
California - 0 .04%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 198
6.91%, 10/01/2050 125 155
California State University
2.98%, 11/01/2051 155 115
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 21
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 23
State of California
3.50%, 04/01/2028 115 113
7.30%, 10/01/2039 300 360
$ 985
Georgia - 0 .01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 147 166
Illinois - 0 .04%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 286 325

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 $ 30 $ 32
State of Illinois
5.10%, 06/01/2033 659 663
$ 1,020
New Jersey - 0 .02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 270
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 164
$ 434
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 227
Ohio - 0 .00%
Ohio State University/The
4.91%, 06/01/2040 50 49
Texas - 0 .01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 29
State of Texas
4.68%, 04/01/2040 160 157
$ 186
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
150 152
TOTAL MUNICIPAL BONDS $ 3,219
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .51%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .34%
2.00%, 09/01/2031 $ 55 $ 52
2.00%, 12/01/2031 65 61
2.50%, 01/01/2031 118 113
2.50%, 02/01/2031 117 112
2.50%, 12/01/2031 204 195
2.50%, 01/01/2032 219 209
2.50%, 03/01/2032 67 64
2.50%, 11/01/2036 45 41
3.00%, 11/01/2028 73 71
3.00%, 04/01/2029 66 64
3.00%, 09/01/2029 63 61
3.00%, 10/01/2029 95 92
3.00%, 11/01/2029 44 43
3.00%, 01/01/2030 39 38
3.00%, 11/01/2030 43 42
3.00%, 03/01/2031 27 26
3.00%, 05/01/2032 134 129
3.00%, 03/01/2033 54 52
3.00%, 04/01/2033 21 20
3.00%, 09/01/2036 68 64
3.00%, 09/01/2036 38 36
3.00%, 02/01/2037 72 68
3.00%, 10/01/2042 154 141
3.00%, 11/01/2042 250 229
3.00%, 02/01/2043 240 220
3.00%, 08/01/2043 360 331
3.00%, 08/01/2043 305 280
3.00%, 09/01/2043 64 59
3.00%, 10/01/2043 51 46
3.00%, 01/01/2045 55 51
3.00%, 06/01/2046 109 99
3.00%, 10/01/2046 78 71
3.00%, 02/01/2047 126 115
3.50%, 12/01/2031 83 81
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 05/01/2034 $ 30 $ 29
3.50%, 11/01/2034 37 36
3.50%, 01/01/2035 81 79
3.50%, 04/01/2037 30 29
3.50%, 06/01/2042 197 186
3.50%, 02/01/2045 39 37
3.50%, 03/01/2045 105 98
3.50%, 06/01/2045 111 104
3.50%, 06/01/2046 135 126
4.00%, 12/01/2024 2 2
4.00%, 12/01/2030 7 7
4.00%, 11/01/2033 57 57
4.00%, 07/01/2034 39 39
4.00%, 04/01/2038 74 73
4.00%, 12/01/2040 84 83
4.00%, 02/01/2044 71 69
4.00%, 04/01/2044 80 77
4.00%, 07/01/2044 99 96
4.00%, 09/01/2044 34 33
4.00%, 11/01/2044 125 120
4.00%, 01/01/2045 107 103
4.00%, 08/01/2045 150 145
4.00%, 12/01/2045 25 24
4.00%, 02/01/2046 40 39
4.00%, 05/01/2046 87 84
4.50%, 10/01/2030 31 31
4.50%, 05/01/2031 4 4
4.50%, 05/01/2049 1,819 1,799
5.50%, 06/01/2034 41 42
5.50%, 07/01/2038 51 52
5.50%, 07/01/2038 40 41
5.50%, 12/01/2038 86 88
5.50%, 10/01/2039 142 146
5.50%, 06/01/2041 55 57
6.00%, 04/01/2038 237 248
6.00%, 11/01/2038 53 55
$ 7,714
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .18%
1.50%, 12/01/2035 2,029 1,803
1.50%, 03/01/2036 1,173 1,041
1.50%, 05/01/2036 1,304 1,160
1.50%, 05/01/2036 4,147 3,680
1.50%, 11/01/2036 924 821
1.50%, 12/01/2036 2,245 1,982
1.50%, 01/01/2037 756 667
1.50%, 11/01/2050 788 621
1.50%, 01/01/2051 3,620 2,843
1.50%, 06/01/2051 1,694 1,331
2.00%, 09/01/2029 99 95
2.00%, 05/01/2030 43 40
2.00%, 12/01/2031 88 83
2.00%, 02/01/2032 59 55
2.00%, 02/01/2036 3,173 2,891
2.00%, 02/01/2036 1,418 1,291
2.00%, 03/01/2036 2,539 2,313
2.00%, 04/01/2036 4,665 4,274
2.00%, 05/01/2036 905 823
2.00%, 02/01/2037 6,455 5,855
2.00%, 11/01/2041 6,232 5,378
2.00%, 05/01/2042 2,671 2,304
2.00%, 12/01/2050 14,313 11,807
2.00%, 02/01/2051 7,465 6,139
2.00%, 02/01/2051 10,126 8,331
2.00%, 02/01/2051 2,128 1,766
2.00%, 04/01/2051 5,072 4,224
2.00%, 04/01/2051 2,236 1,864
2.00%, 04/01/2051 7,631 6,331

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 04/01/2051 $ 11,554 $ 9,622
2.00%, 06/01/2051 1,961 1,615
2.00%, 07/01/2051 8,165 6,716
2.00%, 09/01/2051 2,800 2,304
2.00%, 10/01/2051 2,403 2,001
2.00%, 10/01/2051 3,897 3,220
2.00%, 11/01/2051 1,642 1,367
2.00%, 11/01/2051 1,781 1,461
2.00%, 12/01/2051 2,649 2,197
2.00%, 12/01/2051 2,892 2,397
2.00%, 12/01/2051 3,308 2,733
2.00%, 01/01/2052 4,570 3,744
2.00%, 01/01/2052 2,062 1,709
2.00%, 01/01/2052 11,373 9,470
2.00%, 03/01/2052 4,616 3,819
2.00%, 04/01/2052 1,255 1,043
2.00%, 04/01/2052 10,514 8,710
2.00%, 04/01/2052 2,108 1,757
2.50%, 01/01/2028 32 31
2.50%, 11/01/2028 106 102
2.50%, 09/01/2029 68 65
2.50%, 05/01/2030 93 89
2.50%, 08/01/2030 122 117
2.50%, 03/01/2031 99 95
2.50%, 11/01/2031 218 208
2.50%, 12/01/2031 40 38
2.50%, 01/01/2032 60 57
2.50%, 03/01/2032 73 69
2.50%, 07/01/2033 7 6
2.50%, 02/01/2035 1,012 948
2.50%, 06/01/2035 2,177 2,034
2.50%, 10/01/2036 20 18
2.50%, 10/01/2036 46 43
2.50%, 12/01/2036 59 55
2.50%, 01/01/2037 3,807 3,541
2.50%, 04/01/2037 1,163 1,084
2.50%, 04/01/2042 4,187 3,733
2.50%, 01/01/2043 50 44
2.50%, 05/01/2043 78 68
2.50%, 10/01/2043 62 55
2.50%, 08/01/2046 40 36
2.50%, 12/01/2046 70 61
2.50%, 12/01/2046 107 93
2.50%, 08/01/2050 4,445 3,853
2.50%, 09/01/2050 1,372 1,185
2.50%, 10/01/2050 617 533
2.50%, 11/01/2050 601 521
2.50%, 02/01/2051 2,111 1,829
2.50%, 02/01/2051 5,849 5,105
2.50%, 07/01/2051 585 504
2.50%, 07/01/2051 852 734
2.50%, 07/01/2051 7,859 6,792
2.50%, 07/01/2051 1,190 1,029
2.50%, 08/01/2051 1,046 895
2.50%, 09/01/2051 1,765 1,522
2.50%, 11/01/2051 2,493 2,167
2.50%, 11/01/2051 5,694 4,939
2.50%, 02/01/2052 2,711 2,331
2.50%, 02/01/2052 1,190 1,029
2.50%, 02/01/2052 2,065 1,795
2.50%, 02/01/2052 2,093 1,812
2.50%, 02/01/2052 10,852 9,397
2.50%, 03/01/2052 2,145 1,848
2.50%, 03/01/2052 10,376 8,968
2.50%, 04/01/2052 7,509 6,492
2.50%, 04/01/2052 10,195 8,788
2.50%, 05/01/2052 2,978 2,584
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 04/01/2027 $ 20 $ 19
3.00%, 01/01/2029 24 24
3.00%, 02/01/2029 28 27
3.00%, 12/01/2029 23 22
3.00%, 12/01/2029 28 27
3.00%, 01/01/2030 150 145
3.00%, 01/01/2030 125 122
3.00%, 06/01/2030 79 77
3.00%, 09/01/2030 32 31
3.00%, 10/01/2030 138 134
3.00%, 11/01/2030 136 132
3.00%, 12/01/2030 26 25
3.00%, 03/01/2031 90 87
3.00%, 04/01/2031 30 29
3.00%, 09/01/2031 143 139
3.00%, 12/01/2031 60 58
3.00%, 01/01/2033 19 18
3.00%, 04/01/2033 19 18
3.00%, 08/01/2034 183 175
3.00%, 05/01/2035 196 187
3.00%, 05/01/2037 3,026 2,895
3.00%, 06/01/2040 378 351
3.00%, 04/01/2043 119 109
3.00%, 04/01/2043 217 199
3.00%, 04/01/2043 59 54
3.00%, 05/01/2043 87 80
3.00%, 05/01/2043 53 48
3.00%, 05/01/2043 270 248
3.00%, 07/01/2043 55 50
3.00%, 07/01/2043 275 252
3.00%, 08/01/2043 39 36
3.00%, 08/01/2043 291 267
3.00%, 10/01/2043 164 150
3.00%, 10/01/2043 269 247
3.00%, 11/01/2043 73 67
3.00%, 01/01/2045 373 342
3.00%, 05/01/2046 57 52
3.00%, 05/01/2046 50 46
3.00%, 10/01/2046 317 288
3.00%, 10/01/2049 1,580 1,427
3.00%, 11/01/2049 1,331 1,203
3.00%, 11/01/2049 1,756 1,586
3.00%, 03/01/2050 2,871 2,593
3.00%, 02/01/2052 2,135 1,928
3.00%, 03/01/2052 6,690 5,972
3.00%, 04/01/2052 1,803 1,628
3.00%, 05/01/2052 2,901 2,614
3.00%, 05/01/2052 10,892 9,725
3.00%, 05/01/2052 6,911 6,147
3.00%, 06/01/2052 7,587 6,800
3.50%, 12/01/2026 25 25
3.50%, 03/01/2029 55 54
3.50%, 09/01/2029 55 54
3.50%, 11/01/2030 48 47
3.50%, 04/01/2032 8 8
3.50%, 07/01/2032 7 7
3.50%, 09/01/2032 7 7
3.50%, 12/01/2032 924 906
3.50%, 10/01/2033 5 5
3.50%, 05/01/2034 25 24
3.50%, 06/01/2034 17 17
3.50%, 07/01/2034 108 105
3.50%, 10/01/2034 28 27
3.50%, 02/01/2036 31 30
3.50%, 02/01/2037 24 23
3.50%, 05/01/2037 33 32
3.50%, 05/01/2037 1,608 1,574

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 03/01/2041 $ 12 $ 12
3.50%, 03/01/2042 28 27
3.50%, 06/01/2042 165 155
3.50%, 07/01/2042 28 27
3.50%, 04/01/2043 219 206
3.50%, 05/01/2043 154 145
3.50%, 08/01/2043 163 154
3.50%, 01/01/2044 55 52
3.50%, 01/01/2044 693 654
3.50%, 10/01/2044 84 78
3.50%, 12/01/2044 149 140
3.50%, 11/01/2045 105 98
3.50%, 12/01/2045 13 12
3.50%, 12/01/2045 131 123
3.50%, 01/01/2046 168 157
3.50%, 03/01/2046 40 38
3.50%, 07/01/2046 143 133
3.50%, 12/01/2046 119 112
3.50%, 01/01/2048 779 727
3.50%, 11/01/2049 1,722 1,621
3.50%, 12/01/2049 1,271 1,196
3.50%, 01/01/2050 6,015 5,605
3.50%, 04/01/2052 4,887 4,546
3.50%, 05/01/2052 2,502 2,329
3.50%, 06/01/2052 1,388 1,280
3.50%, 07/01/2052 10,180 9,523
3.50%, 07/01/2052 889 819
3.50%, 08/01/2052 3,606 3,353
4.00%, 12/01/2024 3 3
4.00%, 04/01/2029 2 2
4.00%, 12/01/2030 4 4
4.00%, 03/01/2031 2 2
4.00%, 03/01/2031 74 73
4.00%, 11/01/2031 5 5
4.00%, 11/01/2033 97 96
4.00%, 11/01/2033 4 4
4.00%, 10/01/2034 57 57
4.00%, 02/01/2036 96 94
4.00%, 01/01/2037 30 30
4.00%, 10/01/2037 633 625
4.00%, 10/01/2037 44 44
4.00%, 03/01/2038 16 16
4.00%, 07/01/2038 60 59
4.00%, 12/01/2038 41 41
4.00%, 01/01/2039 55 54
4.00%, 01/01/2041 38 37
4.00%, 02/01/2041 13 12
4.00%, 12/01/2041 60 58
4.00%, 06/01/2042 94 91
4.00%, 06/01/2042 57 55
4.00%, 07/01/2042 303 295
4.00%, 12/01/2042 98 96
4.00%, 09/01/2044 46 44
4.00%, 11/01/2044 43 42
4.00%, 10/01/2049 1,619 1,552
4.00%, 11/01/2049 655 627
4.00%, 04/01/2050 1,291 1,238
4.00%, 05/01/2052 4,646 4,492
4.00%, 08/01/2052 2,921 2,773
4.00%, 08/01/2052 6,886 6,569
4.00%, 01/01/2053 5,550 5,343
4.00%, 05/01/2053 4,724 4,519
4.50%, 06/01/2029 6 6
4.50%, 07/01/2029 1 1
4.50%, 08/01/2030 3 3
4.50%, 01/01/2034 13 13
4.50%, 08/01/2052 2,316 2,254
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 08/01/2052 $ 1,048 $ 1,026
4.50%, 10/01/2052 5,175 5,088
4.50%, 05/01/2053 5,143 5,035
4.50%, 07/01/2053 5,856 5,767
5.00%, 12/01/2025 1 1
5.00%, 08/01/2039 862 868
5.00%, 07/01/2052 2,630 2,639
5.00%, 08/01/2052 2,173 2,185
5.00%, 11/01/2052 4,328 4,306
5.00%, 04/01/2053 1,831 1,840
5.00%, 04/01/2053 3,902 3,875
5.00%, 05/01/2053 5,626 5,653
5.00%, 06/01/2053 2,753 2,760
5.00%, 10/01/2053 2,606 2,625
5.50%, 12/01/2027 1 1
5.50%, 03/01/2038 50 51
5.50%, 05/01/2038 55 56
5.50%, 06/01/2038 77 79
5.50%, 09/01/2038 121 124
5.50%, 11/01/2038 69 71
5.50%, 04/01/2039 62 64
5.50%, 04/01/2040 52 54
5.50%, 03/01/2053 3,552 3,611
5.50%, 07/01/2053 6,602 6,829
5.50%, 08/01/2053 6,084 6,154
5.50%, 04/01/2054 3,395 3,448
5.50%, 08/01/2054 2,500 2,525
5.50%, 09/01/2054
(k)
2,500 2,517
6.00%, 04/01/2026 1 1
6.00%, 10/01/2036 44 46
6.00%, 01/01/2053 5,091 5,303
6.00%, 05/01/2053 1,594 1,644
6.00%, 10/01/2053 2,812 2,877
6.00%, 10/01/2053 3,251 3,373
6.00%, 11/01/2053 3,553 3,632
6.00%, 07/01/2054 2,976 3,052
6.00%, 09/01/2054
(k)
6,145 6,258
6.50%, 01/01/2054 3,202 3,342
6.50%, 02/01/2054 3,205 3,326
6.50%, 09/01/2054
(k)
7,100 7,311
$ 462,953
Government National Mortgage Association (GNMA) - 6 .33%
2.00%, 08/20/2050 2,087 1,761
2.00%, 01/20/2051 2,580 2,174
2.00%, 02/20/2051 7,733 6,514
2.00%, 05/20/2051 5,883 4,955
2.00%, 07/20/2051 9,461 7,968
2.50%, 06/20/2027 24 23
2.50%, 12/20/2030 33 32
2.50%, 03/20/2031 59 57
2.50%, 07/20/2043 67 60
2.50%, 12/20/2046 160 143
2.50%, 01/20/2047 52 46
2.50%, 06/20/2050 2,447 2,146
2.50%, 04/20/2051 1,972 1,724
2.50%, 05/20/2051 8,207 7,180
2.50%, 07/20/2051 7,743 6,769
2.50%, 09/20/2051 8,339 7,288
3.00%, 02/15/2027 12 12
3.00%, 08/20/2029 21 21
3.00%, 09/20/2029 26 25
3.00%, 07/20/2030 23 22
3.00%, 01/20/2031 27 26
3.00%, 07/20/2032 30 29
3.00%, 03/20/2043 45 42
3.00%, 03/20/2043 222 203
3.00%, 04/20/2043 290 267

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 06/20/2043 $ 256 $ 236
3.00%, 08/20/2043 278 257
3.00%, 12/15/2044 26 24
3.00%, 01/15/2045 22 20
3.00%, 01/15/2045 27 25
3.00%, 02/20/2045 25 23
3.00%, 05/20/2045 159 147
3.00%, 06/20/2045 64 59
3.00%, 07/20/2045 474 436
3.00%, 12/20/2045 112 103
3.00%, 01/20/2046 49 45
3.00%, 03/20/2046 197 181
3.00%, 04/20/2046 431 396
3.00%, 05/20/2046 319 293
3.00%, 06/20/2046 310 285
3.00%, 07/20/2046 705 647
3.00%, 08/20/2046 293 269
3.00%, 09/20/2046 220 202
3.00%, 10/20/2046 167 153
3.00%, 11/20/2046 384 347
3.00%, 12/15/2046 63 57
3.00%, 09/20/2051 7,698 6,974
3.00%, 12/20/2051 8,758 7,928
3.50%, 05/20/2042 68 65
3.50%, 06/20/2042 70 67
3.50%, 07/20/2042 274 260
3.50%, 09/20/2042 211 200
3.50%, 10/20/2042 152 145
3.50%, 11/20/2042 134 127
3.50%, 12/20/2042 140 133
3.50%, 01/20/2043 232 220
3.50%, 02/20/2043 368 350
3.50%, 03/20/2043 248 235
3.50%, 04/15/2043 96 92
3.50%, 04/20/2043 164 154
3.50%, 05/20/2043 109 104
3.50%, 07/20/2043 141 134
3.50%, 08/20/2043 337 320
3.50%, 09/20/2043 243 231
3.50%, 10/20/2043 114 108
3.50%, 09/20/2044 91 86
3.50%, 10/20/2044 106 100
3.50%, 11/20/2044 101 95
3.50%, 12/20/2044 104 99
3.50%, 01/20/2045 101 95
3.50%, 02/20/2045 136 129
3.50%, 03/15/2045 24 23
3.50%, 03/20/2045 170 161
3.50%, 04/15/2045 9 8
3.50%, 04/20/2045 164 154
3.50%, 04/20/2045 102 96
3.50%, 05/20/2045 167 158
3.50%, 06/20/2045 26 24
3.50%, 07/20/2045 142 134
3.50%, 08/20/2045 156 147
3.50%, 09/20/2045 148 140
3.50%, 10/20/2045 133 126
3.50%, 11/20/2045 238 225
3.50%, 12/20/2045 174 164
3.50%, 02/20/2046 142 134
3.50%, 08/15/2046 27 26
3.50%, 09/15/2046 66 62
3.50%, 07/20/2047 3,212 3,023
3.50%, 01/15/2048 35 33
3.50%, 01/20/2048 1,847 1,737
3.50%, 02/20/2048 4,269 4,015
3.50%, 09/15/2048 79 75
3.50%, 04/20/2052 1,454 1,354
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 11/20/2043 $ 194 $ 189
4.00%, 02/20/2044 79 77
4.00%, 05/15/2044 67 65
4.00%, 05/20/2044 45 44
4.00%, 07/20/2044 13 13
4.00%, 08/20/2044 100 97
4.00%, 09/20/2044 90 87
4.00%, 10/20/2044 325 317
4.00%, 11/15/2044 42 40
4.00%, 11/20/2044 63 62
4.00%, 12/20/2044 120 117
4.00%, 01/20/2045 51 50
4.00%, 03/20/2045 80 78
4.00%, 08/20/2045 87 85
4.00%, 09/15/2045 10 9
4.00%, 09/20/2045 102 99
4.00%, 10/20/2045 129 126
4.00%, 11/20/2045 179 174
4.00%, 12/15/2045 28 27
4.00%, 01/20/2046 208 203
4.00%, 02/20/2046 33 32
4.00%, 04/20/2046 125 121
4.00%, 10/20/2046 36 35
4.00%, 11/20/2046 162 158
4.00%, 01/20/2047 9 9
4.00%, 02/20/2047 147 142
4.00%, 03/20/2047 101 98
4.00%, 05/20/2047 34 33
4.00%, 11/20/2047 221 214
4.00%, 05/20/2049 708 682
4.00%, 04/20/2052 7,146 6,829
4.50%, 03/15/2039 74 74
4.50%, 03/15/2040 80 81
4.50%, 07/15/2040 95 95
4.50%, 02/20/2041 17 17
4.50%, 03/20/2041 12 12
4.50%, 05/15/2045 16 16
4.50%, 12/20/2046 118 118
4.50%, 10/15/2047 61 61
4.50%, 02/20/2049 2,719 2,696
4.50%, 08/20/2052 329 323
4.50%, 09/20/2052 6,527 6,400
5.00%, 05/15/2033 68 69
5.00%, 07/20/2038 56 57
5.00%, 10/15/2038 95 98
5.00%, 04/20/2039 41 42
5.00%, 10/15/2041 79 80
5.00%, 01/20/2045 65 66
5.00%, 02/20/2046 24 25
5.00%, 12/20/2046 48 49
5.00%, 08/20/2048 15 16
5.00%, 10/20/2048 57 58
5.00%, 12/20/2052 979 979
5.00%, 01/20/2053 6,530 6,528
5.00%, 02/20/2053 1,499 1,496
5.00%, 04/20/2053 3,009 3,007
5.50%, 03/15/2038 48 49
5.50%, 02/15/2039 41 43
5.50%, 06/15/2040 84 86
5.50%, 07/20/2044 50 52
5.50%, 09/20/2044 70 73
5.50%, 12/20/2048 8 9
5.50%, 03/20/2053 978 985
5.50%, 08/20/2053 950 956
5.50%, 09/20/2054
(k)
10,075 10,141
6.00%, 09/20/2054
(k)
9,975 10,122
6.50%, 09/20/2054
(k)
5,710 5,832
$ 145,285

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 43 .66%
0.25%, 09/30/2025 $ 1,600 $ 1,532
0.25%, 10/31/2025 5,070 4,841
0.38%, 11/30/2025 12,175 11,610
0.38%, 12/31/2025 30,410 28,926
0.38%, 07/31/2027 6,345 5,751
0.38%, 09/30/2027 1,900 1,714
0.50%, 02/28/2026 5,870 5,566
0.50%, 04/30/2027 14,200 13,017
0.50%, 05/31/2027 4,955 4,531
0.50%, 06/30/2027 3,790 3,457
0.50%, 08/31/2027 7,780 7,063
0.50%, 10/31/2027 5,120 4,622
0.63%, 07/31/2026 6,055 5,686
0.63%, 03/31/2027 3,635 3,351
0.63%, 11/30/2027 7,625 6,896
0.63%, 12/31/2027 5,495 4,957
0.63%, 05/15/2030 21,605 18,145
0.63%, 08/15/2030 15,065 12,553
0.75%, 04/30/2026 5,060 4,795
0.75%, 05/31/2026 9,830 9,294
0.75%, 08/31/2026 13,290 12,486
0.75%, 01/31/2028 10,210 9,229
0.88%, 06/30/2026 4,470 4,227
0.88%, 09/30/2026 4,565 4,293
0.88%, 11/15/2030 13,310 11,190
1.00%, 07/31/2028 8,595 7,737
1.13%, 10/31/2026 5,395 5,088
1.13%, 02/28/2027 605 566
1.13%, 02/29/2028 5,245 4,793
1.13%, 08/31/2028 7,015 6,335
1.13%, 02/15/2031 13,650 11,606
1.13%, 05/15/2040 4,465 2,890
1.13%, 08/15/2040 3,885 2,492
1.25%, 11/30/2026 8,500 8,025
1.25%, 12/31/2026 9,625 9,073
1.25%, 03/31/2028 6,615 6,060
1.25%, 04/30/2028 10,140 9,272
1.25%, 05/31/2028 8,310 7,585
1.25%, 06/30/2028 9,680 8,818
1.25%, 09/30/2028 5,880 5,327
1.25%, 08/15/2031 10,095 8,522
1.25%, 05/15/2050 10,820 5,684
1.38%, 08/31/2026 4,375 4,162
1.38%, 10/31/2028 8,830 8,025
1.38%, 12/31/2028 7,435 6,736
1.38%, 11/15/2031 11,485 9,724
1.38%, 11/15/2040 3,990 2,650
1.38%, 08/15/2050 4,950 2,681
1.50%, 08/15/2026 4,500 4,295
1.50%, 01/31/2027 1,475 1,396
1.50%, 11/30/2028 6,840 6,240
1.50%, 02/15/2030 4,640 4,124
1.63%, 02/15/2026 2,808 2,710
1.63%, 05/15/2026 5,426 5,213
1.63%, 09/30/2026 495 473
1.63%, 10/31/2026 3,185 3,036
1.63%, 11/30/2026 2,925 2,784
1.63%, 08/15/2029 3,890 3,524
1.63%, 05/15/2031 11,030 9,614
1.63%, 11/15/2050 7,265 4,201
1.75%, 12/31/2026 2,055 1,959
1.75%, 01/31/2029 14,125 12,982
1.75%, 11/15/2029 2,360 2,140
1.75%, 08/15/2041 8,245 5,731
1.88%, 06/30/2026 3,625 3,491
1.88%, 07/31/2026 1,340 1,289
1.88%, 02/28/2027 7,160 6,828
1.88%, 02/28/2029 5,360 4,948
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.88%, 02/15/2032 $ 9,805 $ 8,566
1.88%, 02/15/2041 9,830 7,069
1.88%, 02/15/2051 6,040 3,725
1.88%, 11/15/2051 8,380 5,142
2.00%, 11/15/2026 3,845 3,693
2.00%, 11/15/2041 5,285 3,815
2.00%, 02/15/2050 7,890 5,051
2.00%, 08/15/2051 10,165 6,444
2.13%, 05/31/2026 4,130 4,000
2.25%, 11/15/2025 4,590 4,483
2.25%, 03/31/2026 1,425 1,386
2.25%, 02/15/2027 5,635 5,424
2.25%, 08/15/2027 4,875 4,666
2.25%, 11/15/2027 6,555 6,252
2.25%, 05/15/2041 6,930 5,268
2.25%, 08/15/2046 595 418
2.25%, 08/15/2049 6,550 4,457
2.25%, 02/15/2052 6,160 4,144
2.38%, 04/30/2026 2,895 2,818
2.38%, 05/15/2027 4,230 4,072
2.38%, 03/31/2029 6,075 5,724
2.38%, 05/15/2029 6,050 5,694
2.38%, 02/15/2042 6,020 4,599
2.38%, 11/15/2049 3,305 2,308
2.38%, 05/15/2051 6,765 4,694
2.50%, 02/28/2026 945 923
2.50%, 03/31/2027 4,285 4,148
2.50%, 02/15/2045 2,650 1,990
2.50%, 02/15/2046 1,520 1,129
2.63%, 12/31/2025 4,285 4,199
2.63%, 01/31/2026 7,320 7,168
2.63%, 05/31/2027 2,855 2,767
2.63%, 02/15/2029 7,695 7,341
2.63%, 07/31/2029 2,255 2,142
2.75%, 04/30/2027 2,180 2,121
2.75%, 02/15/2028 2,955 2,856
2.75%, 05/31/2029 2,500 2,392
2.75%, 08/15/2032 11,730 10,848
2.75%, 08/15/2042 739 596
2.75%, 11/15/2042 1,090 876
2.75%, 11/15/2047 1,605 1,227
2.88%, 11/30/2025 3,075 3,025
2.88%, 05/15/2028 3,870 3,750
2.88%, 08/15/2028 6,250 6,045
2.88%, 04/30/2029 4,605 4,433
2.88%, 05/15/2032 10,200 9,543
2.88%, 05/15/2043 2,880 2,343
2.88%, 11/15/2046 600 474
2.88%, 05/15/2049 4,490 3,485
2.88%, 05/15/2052 1,405 1,086
3.00%, 09/30/2025 540 532
3.00%, 10/31/2025 8,300 8,181
3.00%, 05/15/2042 1,705 1,434
3.00%, 11/15/2044 2,290 1,877
3.00%, 05/15/2045 1,340 1,095
3.00%, 11/15/2045 1,095 892
3.00%, 02/15/2047 3,175 2,559
3.00%, 05/15/2047 1,190 957
3.00%, 02/15/2048 3,415 2,731
3.00%, 08/15/2048 1,210 965
3.00%, 02/15/2049 3,190 2,538
3.00%, 08/15/2052 4,610 3,657
3.13%, 11/15/2028 6,035 5,884
3.13%, 08/31/2029 3,010 2,924
3.13%, 11/15/2041 7,350 6,364
3.13%, 02/15/2042 1,140 982
3.13%, 02/15/2043 815 692
3.13%, 08/15/2044 2,320 1,944

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.13%, 05/15/2048 $ 1,030 $ 841
3.25%, 06/30/2027 5,950 5,863
3.25%, 06/30/2029 4,380 4,282
3.25%, 05/15/2042 5,235 4,561
3.38%, 05/15/2033 6,975 6,712
3.38%, 08/15/2042 3,025 2,677
3.38%, 11/15/2048 4,320 3,681
3.50%, 09/15/2025 6,800 6,740
3.50%, 01/31/2028 3,970 3,934
3.50%, 04/30/2028 3,820 3,786
3.50%, 01/31/2030 7,810 7,705
3.50%, 04/30/2030 3,395 3,347
3.50%, 02/15/2033 8,390 8,162
3.50%, 02/15/2039 1,130 1,064
3.63%, 03/31/2028 1,760 1,752
3.63%, 03/31/2030 4,260 4,227
3.63%, 08/15/2043 2,410 2,192
3.63%, 02/15/2044 1,245 1,129
3.63%, 02/15/2053 2,325 2,086
3.63%, 05/15/2053 7,665 6,880
3.75%, 05/31/2030 2,265 2,261
3.75%, 06/30/2030 800 798
3.75%, 08/15/2041 2,175 2,058
3.75%, 11/15/2043 855 791
3.88%, 01/15/2026 1,750 1,743
3.88%, 11/30/2027 1,075 1,078
3.88%, 12/31/2027 5,365 5,382
3.88%, 09/30/2029 6,260 6,293
3.88%, 11/30/2029 2,300 2,312
3.88%, 08/15/2033 5,035 5,024
3.88%, 08/15/2040 1,350 1,310
3.88%, 02/15/2043 2,125 2,011
3.88%, 05/15/2043 1,060 1,001
4.00%, 02/15/2026 5,940 5,930
4.00%, 01/31/2029 2,680 2,707
4.00%, 07/31/2030 5,145 5,202
4.00%, 02/15/2034 10,120 10,183
4.00%, 11/15/2042 3,315 3,198
4.00%, 11/15/2052 8,210 7,879
4.13%, 09/30/2027 3,685 3,722
4.13%, 11/15/2032 7,390 7,528
4.13%, 08/15/2053 3,930 3,859
4.25%, 10/15/2025 6,070 6,066
4.25%, 03/15/2027 3,250 3,283
4.25%, 06/30/2029 5,900 6,031
4.25%, 02/28/2031 1,605 1,646
4.25%, 06/30/2031 4,620 4,741
4.25%, 05/15/2039 3,400 3,468
4.25%, 11/15/2040 1,088 1,103
4.25%, 02/15/2054 1,850 1,857
4.38%, 07/31/2026 1,785 1,798
4.38%, 08/15/2026 1,610 1,623
4.38%, 05/15/2034 5,030 5,212
4.38%, 02/15/2038 495 515
4.38%, 11/15/2039 700 723
4.38%, 05/15/2040 595 614
4.38%, 05/15/2041 5,250 5,389
4.38%, 08/15/2043 1,645 1,661
4.50%, 03/31/2026 8,005 8,055
4.50%, 07/15/2026 16,330 16,481
4.50%, 11/15/2033 9,435 9,864
4.50%, 02/15/2036 1,630 1,727
4.50%, 05/15/2038 1,200 1,263
4.50%, 08/15/2039 730 764
4.50%, 02/15/2044 3,835 3,931
4.63%, 02/28/2026 7,510 7,564
4.63%, 03/15/2026 6,985 7,040
4.63%, 06/30/2026 5,225 5,282
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.63%, 09/30/2028 $ 2,230 $ 2,302
4.63%, 04/30/2029 6,920 7,178
4.63%, 04/30/2031 2,775 2,907
4.63%, 05/31/2031 5,890 6,171
4.63%, 02/15/2040 1,345 1,427
4.63%, 05/15/2044 4,030 4,197
4.63%, 05/15/2054 3,815 4,077
4.75%, 02/15/2037 1,250 1,350
4.75%, 02/15/2041 3,264 3,509
4.75%, 11/15/2053 3,855 4,200
4.88%, 05/31/2026 4,300 4,360
5.00%, 10/31/2025 1,490 1,502
5.00%, 05/15/2037 385 425
5.25%, 11/15/2028 409 432
5.25%, 02/15/2029 795 847
5.38%, 02/15/2031 1,100 1,203
5.50%, 08/15/2028 1,115 1,190
6.13%, 11/15/2027 700 750
6.25%, 05/15/2030 1,050 1,182
6.38%, 08/15/2027 1,540 1,653
6.50%, 11/15/2026 1,000 1,062
6.63%, 02/15/2027 450 481
$ 1,001,585
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,617,537
Total Investments $ 2,342,247
Other Assets and Liabilities -  (2.10)% (48,233)
TOTAL NET ASSETS - 100.00% $ 2,294,014
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,726 or
0.42% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,047 or 0.13% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,362 or 0.41% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Non-income producing security
(h) Security purchased on a when-issued basis.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.

Schedule of Investments
Bond Market Index Fund
August 31, 2024
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 55,110 $ 851,181 $ 835,266 $ 71,025
$ 55,110 $ 851,181 $ 835,266 $ 71,025
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 2,390 $ — $ — $ —
$ 2,390 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .79 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
Invesco Preferred ETF
(a)
121,647 $ 1,458
Money Market Funds - 2 .67%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(b),(c)
3,761,364 3,761
Principal Government Money Market Fund - Class
R-6 5.21%
(b),(c),(d)
28,358,309 28,358
$ 32,119
TOTAL INVESTMENT COMPANIES $ 33,577
PREFERRED STOCKS - 0 .49 % Shares Held Value (000's)
Banks - 0 .42%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
55,739 $ 1,167
Regions Financial Corp 6.95%, 09/15/2029
(e)
107,520 2,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
US Bancorp 6.16%, 10/04/2024
(a),(e)
51,995 1,124
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
$ 5,031
Diversified Financial Services - 0 .01%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 158
Insurance - 0 .06%
Assurant Inc 5.25%, 01/15/2061 29,885 656
TOTAL PREFERRED STOCKS $ 5,845
BONDS - 97 .58%
Principal
Amount (000's) Value (000's)
Banks - 62 .32%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 1,900 $ 1,938
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(f),(g)
600 572
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(f),(g)
11,400 11,366
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
9.38%, 03/19/2029
(e),(f),(g)
8,500 9,284
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
4.75%, 11/12/2026
(e),(f),(g)
15,400 14,414
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
8.00%, 02/01/2034
(e),(f),(g)
1,000 1,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(e),(f),(g)
3,000 3,283
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(f),(g)
5,000 5,797
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
6.13%, 04/27/2027
(e),(f)
10,304 10,408
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of Montreal
7.30%, 11/26/2084
(f)
2,500 2,566
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(f)
7,300 7,641
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(f)
$ 25,000 $ 24,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(f)
19,600 18,084
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(f)
7,300 7,117
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(f)
7,600 6,626
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(f)
24,000 23,626
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(f)
3,300 3,535
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(a),(e),(f),(g)
18,000 15,912
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
8.00%, 03/15/2029
(e),(f),(g)
1,200 1,252
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(e),(f),(g)
1,800 1,981
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(e),(f),(g),(h)
3,500 2,960
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(e),(f),(g),(h)
7,000 5,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.38%, 08/19/2025
(e),(f),(g),(h)
6,803 6,854
USD Swap Semi-Annual 5 Year + 5.15%
8.50%, 08/14/2028
(e),(f),(g),(h)
2,000 2,119
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(f),(g),(h)
5,000 5,419
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(f),(g)
1,400 1,517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Inc
3.88%, 02/18/2026
(e),(f)
23,583 22,661
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(f)
12,000 11,666
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.70%, 01/30/2025
(e),(f)
5,000 4,964
Secured Overnight Financing Rate + 3.23%
6.25%, 08/15/2026
(e),(f)
1,239 1,250
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
7.00%, 08/15/2034
(e),(f)
4,000 4,180
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.38%, 05/15/2028
(e),(f)
3,600 3,770
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%

Schedule of Investments
Capital Securities Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(f)
$ 4,900 $ 4,485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(f)
12,000 11,812
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
8.73%, 10/06/2024
(a),(e)
4,975 4,939
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Corestates Capital III
5.95%, 02/15/2027
(h)
10,571 10,334
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
8.13%, 12/23/2025
(e),(f),(g),(h)
8,932 9,166
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
7.00%, 06/26/2025
(e),(f),(g)
4,400 4,410
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(f)
2,200 2,156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(f)
7,100 6,669
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(f)
444 424
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
7.38%, 02/10/2025
(a),(e),(f)
1,500 1,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
7.50%, 02/10/2029
(a),(e),(f)
1,000 1,065
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
7.50%, 05/10/2029
(e),(f)
12,000 12,589
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(h)
1,700 2,110
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(e),(f)
7,300 9,061
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(f),(g)
3,000 2,992
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(e),(f),(g)
1,300 1,298
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(a),(e),(f),(g)
500 503
USD Swap Rate NY 5 Year + 3.61%
8.00%, 03/07/2028
(a),(e),(f),(g)
5,000 5,356
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(f)
19,200 18,239
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(f)
8,700 8,614
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
6.23%, 06/15/2028 2,400 2,209
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington National Bank/The
5.50%, 05/06/2030
(f)
$ 2,000 $ 1,971
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
ING Groep NV
5.75%, 11/16/2026
(e),(f),(g)
7,515 7,405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
7,000 6,991
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(a),(e),(f)
19,993 19,209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.88%, 06/01/2029
(e),(f)
7,600 8,055
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(a),(e),(f)
3,775 3,590
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
6.33%, 07/01/2028 1,500 1,435
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 2,700 2,782
Lloyds Banking Group PLC
7.50%, 09/27/2025
(e),(f),(g)
20,150 20,298
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(a),(e),(f),(g)
2,000 2,116
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(f)
8,000 6,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(f)
4,000 3,891
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
NatWest Group PLC
4.60%, 06/28/2031
(a),(e),(f),(g)
10,000 8,353
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(f),(g)
8,000 7,943
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(f),(g)
8,000 8,104
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(e),(f),(g),(h)
4,300 4,316
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(f),(g),(h)
15,600 15,654
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Capital Trust C
6.18%, 06/01/2028 3,000 2,889
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(f)
2,300 2,027
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(f)
13,600 13,596
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%

Schedule of Investments
Capital Securities Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
(continued)
6.20%, 09/15/2027
(e),(f)
$ 2,000 $ 2,009
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(f)
8,500 8,460
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(f)
3,500 3,482
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
7.50%, 05/02/2084
(f)
10,500 10,890
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(f),(g)
5,000 4,961
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
8.50%, 03/25/2034
(e),(f),(g),(h)
3,600 3,596
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(e),(f),(g),(h)
7,000 7,458
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
10.00%, 11/14/2028
(e),(f),(g)
600 639
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(e),(f),(g)
12,500 10,710
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
6.00%, 07/26/2025
(a),(e),(f),(g)
1,000 996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(h)
7,100 7,412
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(a),(e),(f)
2,000 2,088
3 Month USD LIBOR + 1.46%
7.88%, 03/08/2030
(e),(f),(g),(h)
1,000 1,029
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
State Street Corp
6.70%, 03/15/2029
(e),(f)
3,900 3,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(e),(f)
9,900 10,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Swedbank AB
5.63%, 09/17/2024
(e),(f),(g)
1,800 1,800
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
7.75%, 03/17/2030
(e),(f),(g)
3,000 3,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(f)
1,000 1,023
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(f)
13,601 14,492
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
4.80%, 03/01/2025
(e),(f)
$ 21,120 $ 20,853
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(f)
8,100 7,979
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
6.05%, 05/15/2027 4,500 4,398
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
6.25%, 03/15/2028 2,000 1,915
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(f),(g),(h)
10,000 9,426
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(f),(g)
2,500 2,140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(e),(f),(g),(h)
12,000 11,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(f),(g)
19,500 19,513
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
US Bancorp
3.70%, 01/15/2027
(e),(f)
32,500 28,731
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(f)
16,700 16,242
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
6.85%, 09/15/2029
(e),(f)
9,000 9,238
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(e),(f)
6,800 7,309
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
$ 748,851
Diversified Financial Services - 9 .07%
American Express Co
3.55%, 09/15/2026
(e),(f)
29,789 27,883
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(f)
10,200 9,449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 12/01/2030
(e),(f)
2,150 1,871
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(e),(f)
26,000 24,458
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(f)
13,207 13,104
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Discover Financial Services
6.13%, 06/23/2025
(e),(f)
21,300 21,192
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%

Schedule of Investments
Capital Securities Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Voya Financial Inc
4.70%, 01/23/2048
(f)
$ 10,800 $ 9,543
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(f)
1,400 1,484
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 108,984
Electric - 5 .78%
American Electric Power Co Inc
3.88%, 02/15/2062
(f)
7,100 6,584
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.95%, 12/15/2054
(f)
2,000 2,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(a),(f)
2,600 2,672
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
4.35%, 01/15/2027
(e),(f)
9,900 9,461
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(a),(e),(f)
27,300 27,102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.25%, 01/15/2082
(f)
5,000 4,475
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(e),(f)
8,839 8,818
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
EUSHI Finance Inc
7.63%, 12/15/2054
(f),(h)
500 518
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(f)
2,000 1,854
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
6.70%, 09/01/2054
(f)
2,700 2,747
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
7.66%, 10/01/2066 3,341 3,193
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
$ 69,509
Food - 0 .59%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(h)
7,000 7,109
Gas - 0 .51%
NiSource Inc
6.95%, 11/30/2054
(f)
6,000 6,079
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Insurance - 12 .41%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,115
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,000 4,215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
8.32%, 08/15/2053 6,900 6,917
CME Term Secured Overnight Financing
Rate 3 Month + 3.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
5.75%, 04/01/2048
(f)
$ 3,580 $ 3,548
3 Month USD LIBOR + 2.87%
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(f)
500 499
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(f)
2,000 1,992
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(f)
4,900 4,894
3 Month USD LIBOR + 4.92%
Corebridge Financial Inc
6.88%, 12/15/2052
(f)
7,100 7,253
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Equitable Holdings Inc
4.95%, 09/15/2025
(e),(f)
1,448 1,426
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
7.76%, 05/01/2067 1,100 1,064
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(h)
11,500 10,791
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(h)
6,100 6,620
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(a),(h)
1,100 1,299
MetLife Capital Trust IV
7.88%, 12/15/2067
(h)
2,200 2,411
MetLife Inc
3.85%, 09/15/2025
(e),(f)
7,200 7,044
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 736
9.25%, 04/08/2068
(h)
10,372 12,203
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,900
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(h)
3,600 3,696
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(h)
4,600 3,972
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(h)
10,500 8,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
5.10%, 10/16/2044
(f)
785 784
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(f)
9,500 8,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
6.50%, 03/15/2054
(f)
2,000 2,068
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%

Schedule of Investments
Capital Securities Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(f),(h)
$ 5,000 $ 4,448
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(f),(h)
1,600 1,643
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(f)
31,200 26,769
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(f)
7,200 6,255
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 149,067
Oil & Gas - 0 .41%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(f)
1,966 1,934
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(f)
3,000 2,939
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 4,873
Pipelines - 4 .54%
Enbridge Inc
5.75%, 07/15/2080
(f)
5,000 4,780
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(f)
4,200 4,104
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(f)
11,000 10,768
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(f)
2,000 2,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
8.50%, 01/15/2084
(f)
600 657
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(f)
7,938 7,739
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(f)
1,300 1,221
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
Transcanada Trust
5.50%, 09/15/2079
(a),(f)
12,500 11,725
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(f)
7,300 6,953
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.63%, 05/20/2075
(f)
600 591
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(f)
4,000 3,934
3 Month USD LIBOR + 4.64%
$ 54,564
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0 .69%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(h)
$ 4,000 $ 3,956
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(h)
4,500 4,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 8,335
Sovereign - 0 .81%
CoBank ACB
4.25%, 01/01/2027
(e),(f)
2,000 1,837
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(f)
1,000 996
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(f)
5,000 4,986
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(h)
1,900 1,881
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 9,700
Transportation - 0 .45%
BNSF Funding Trust I
6.61%, 12/15/2055
(f)
5,400 5,432
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,172,503
Total Investments $ 1,211,925
Other Assets and Liabilities -  (0.86)% (10,346)
TOTAL NET ASSETS - 100.00% $ 1,201,579
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $24,945 or 2.08% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $25,921 or
2.16% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $277,642 or 23.11% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $192,349 or 16.01% of net assets.

Schedule of Investments
Capital Securities Fund
August 31, 2024
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 13,752 $ 617,711 $ 603,105 $ 28,358
$ 13,752 $ 617,711 $ 603,105 $ 28,358
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 677 $ — $ — $ —
$ 677 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 10.82% Shares Held Value (000's)
Closed-End Funds - 0.02%
Sprott Physical Uranium Trust
(a)
31,300 $ 573
Exchange-Traded Funds - 6.82%
Global X US Infrastructure Development ETF 1,605,000 63,269
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
610,195 8,140
iShares Global Infrastructure ETF 1,507,791 78,902
Schwab US TIPS ETF 156,077 8,261
SPDR S&P Global Natural Resources ETF 148,147 8,396
Vanguard Real Estate ETF 477,808 45,454
$ 212,422
Money Market Funds - 3.98%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b),(c)
7,548,411 7,548
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 5.16%
(a),(b)
7,861,336 7,861
Principal Government Money Market Fund - Class
R-6 5.21%
(b),(d)
108,731,601 108,731
$ 124,140
TOTAL INVESTMENT COMPANIES $ 337,135
COMMON STOCKS - 59.12% Shares Held Value (000's)
Agriculture - 0.50%
Archer-Daniels-Midland Co 15,691 $ 957
Bunge Global SA 4,494 456
Darling Ingredients Inc
(e)
317,522 13,250
Wilmar International Ltd 344,000 827
$ 15,490
Automobile Parts & Equipment - 0.07%
Aptiv PLC
(e)
14,752 1,055
Contemporary Amperex Technology Co Ltd 42,300 1,096
$ 2,151
Beverages - 0.00%
Vitasoy International Holdings Ltd 226,945 141
Biotechnology - 0.45%
Corteva Inc 230,219 13,191
Regeneron Pharmaceuticals Inc
(e)
633 750
$ 13,941
Building Materials - 0.51%
Boise Cascade Co 2,878 390
Builders FirstSource Inc
(e)
1,609 280
Carrier Global Corp 18,769 1,366
Interfor Corp
(e)
67,331 834
Kingspan Group PLC 12,952 1,128
Lennox International Inc 1,623 958
Louisiana-Pacific Corp 10,499 1,019
Nibe Industrier AB 125,061 618
Stella-Jones Inc
(f)
9,119 628
Svenska Cellulosa AB SCA 255,655 3,553
Trex Co Inc
(e)
11,088 707
UFP Industries Inc 9,038 1,100
West Fraser Timber Co Ltd 38,749 3,429
$ 16,010
Chemicals - 0.51%
CF Industries Holdings Inc 66,101 5,492
Croda International PLC 18,078 979
DSM-Firmenich AG 12,109 1,653
DuPont de Nemours Inc 17,309 1,458
FMC Corp 3,962 256
ICL Group Ltd 73,614 337
Ingevity Corp
(e)
6,491 257
Lenzing AG
(e)
4,645 158
Mosaic Co/The 10,200 291
Novonesis (Novozymes) B 23,753 1,649
Nutrien Ltd 56,651 2,744
Yara International ASA 18,637 542
$ 15,816
COMMON STOCKS (continued) Shares Held Value (000’s)
Coal - 0.23%
Teck Resources Ltd 12,048 $ 577
Teck Resources Ltd 134,656 6,450
$ 7,027
Commercial Services - 1.04%
Ashtead Group PLC 17,369 1,237
Atlas Arteria Ltd 3,488,901 12,005
Brambles Ltd 142,540 1,757
CCR SA 3,137,888 7,327
Cengage Learning Holdings II Inc
(e)
2,772 48
Transurban Group 1,110,440 10,149
$ 32,523
Consumer Products - 0.08%
Avery Dennison Corp 2,557 568
Kimberly-Clark Corp 10,654 1,541
Ontex Group NV
(e)
35,461 353
$ 2,462
Cosmetics & Personal Care - 0.12%
Essity AB 61,199 1,859
Procter & Gamble Co/The 3,959 679
Unicharm Corp 34,500 1,197
$ 3,735
Electric - 10.60%
Ameren Corp 88,253 7,282
American Electric Power Co Inc 193,505 19,405
Boralex Inc 56,706 1,358
Brookfield Renewable Corp 76,201 2,171
CLP Holdings Ltd 1,092,000 9,743
CMS Energy Corp 150,670 10,224
Constellation Energy Corp 26,856 5,283
CPFL Energia SA 352,064 2,080
Dominion Energy Inc 144,062 8,053
E.ON SE 619,121 8,777
EDP Renovaveis SA 439,755 7,034
EDP SA 1,803,543 7,583
Emera Inc 124,726 4,697
Enel SpA 2,301,389 17,492
Entergy Corp 89,861 10,845
Eversource Energy 211,142 14,259
Exelon Corp 404,453 15,406
HK Electric Investments & HK Electric Investments
Ltd
4,543,500 3,085
Iberdrola SA 320,255 4,544
National Grid PLC 2,245,831 29,582
NextEra Energy Inc 482,671 38,860
OGE Energy Corp 179,050 7,083
Ormat Technologies Inc 16,172 1,205
Orsted AS
(e),(g)
128,422 7,422
PG&E Corp 419,742 8,269
PPL Corp 304,482 9,716
Public Service Enterprise Group Inc 52,126 4,209
Redeia Corp SA 669,723 12,720
Sempra 179,236 14,730
SSE PLC 293,126 7,291
Terna - Rete Elettrica Nazionale 1,399,403 12,185
WEC Energy Group Inc 49,124 4,570
Xcel Energy Inc 218,653 13,388
$ 330,551
Electrical Components & Equipment - 0.16%
Delta Electronics Inc 121,000 1,509
Generac Holdings Inc
(e)
7,228 1,131
Littelfuse Inc 4,890 1,331
Signify NV
(g)
35,026 864
$ 4,835
Electronics - 0.19%
Azbil Corp 32,700 1,079
Badger Meter Inc 4,013 831
Halma PLC 46,451 1,597
Hubbell Inc 2,924 1,169

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Trimble Inc
(e)
19,909 $ 1,129
$ 5,805
Energy - Alternate Sources - 0.17%
NextEra Energy Partners LP
(f)
147,241 3,688
SolarEdge Technologies Inc
(e)
6,093 148
Vestas Wind Systems A/S
(e)
39,486 902
Xinyi Solar Holdings Ltd 1,064,000 413
$ 5,151
Engineering & Construction - 3.60%
Aena SME SA
(g)
111,063 22,353
Aeroports de Paris SA 34,628 4,534
Athens International Airport SA 594,820 5,188
Auckland International Airport Ltd 1,209,435 5,743
Cellnex Telecom SA - Rights
(e),(g)
395,474 15,271
China Tower Corp Ltd
(g)
38,254,000 4,685
Enav SpA
(g)
3,972,040 17,491
Ferrovial SE 132,540 5,542
Fluor Corp
(e)
56,184 2,813
Fraport AG Frankfurt Airport Services Worldwide
(e)
145,860 7,382
Grupo Aeroportuario del Centro Norte SAB de CV 1,258,402 10,087
Sacyr SA 3,081,256 11,065
$ 112,154
Entertainment - 0.03%
Cineworld Group PLC - Warrants
(e)
29,862 —
Crown Finance US Inc - 1145 Shares
(e)
287 6
Crown Finance US Inc - 4A2 Shares
(e)
53,935 1,065
$ 1,071
Environmental Control - 0.07%
Befesa SA
(g)
18,973 570
Pentair PLC 18,777 1,665
$ 2,235
Food - 0.10%
Ingredion Inc 2,084 280
Tyson Foods Inc 43,315 2,785
$ 3,065
Forest Products & Paper - 1.01%
Acadian Timber Corp
(f)
45,700 587
Canfor Corp
(e)
75,021 810
Empresas CMPC SA 340,298 588
Holmen AB 35,717 1,461
International Paper Co 335,950 16,267
Mercer International Inc 14,532 87
Mondi PLC 121,702 2,361
Nine Dragons Paper Holdings Ltd
(e)
999,000 389
Oji Holdings Corp 297,700 1,192
Sappi Ltd 233,357 597
Suzano SA ADR 83,490 813
Suzano SA 180,400 1,760
Sylvamo Corp 9,152 724
UPM-Kymmene Oyj 107,810 3,634
Western Forest Products Inc
(e)
328,453 106
$ 31,376
Gas - 0.78%
China Gas Holdings Ltd 3,672,200 3,100
China Resources Gas Group Ltd 848,049 2,851
Enagas SA 156,687 2,416
Snam SpA 3,235,736 16,073
$ 24,440
Healthcare - Products - 0.16%
Carestream Health Inc
(e),(h)
17,410 31
QIAGEN NV
(e)
29,114 1,331
Repligen Corp
(e)
8,388 1,266
Revvity Inc 8,390 1,028
Tecan Group AG 3,549 1,193
$ 4,849
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(h),(i)
20,580 $ 2
Millennium Health LLC
(e),(h),(i)
19,318 —
$ 2
Home Builders - 0.17%
DR Horton Inc 3,969 749
KB Home 4,964 416
Lennar Corp - A Shares 3,298 600
Meritage Homes Corp 2,122 420
NVR Inc
(e)
70 642
PulteGroup Inc 3,527 464
Sumitomo Forestry Co Ltd 31,300 1,309
Toll Brothers Inc 4,247 612
$ 5,212
Housewares - 0.00%
Scotts Miracle-Gro Co/The 1,334 95
Insurance - 0.10%
Hannover Rueck SE 5,081 1,442
RenaissanceRe Holdings Ltd 6,154 1,568
$ 3,010
Internet - 0.00%
Catalina Marketing Corp
(e)
4,112 —
Iron & Steel - 0.41%
ArcelorMittal SA 12,049 282
ArcelorMittal SA 95,440 2,254
Cleveland-Cliffs Inc
(e)
335,779 4,385
Fortescue Ltd 44,305 546
Nippon Steel Corp 24,900 568
Novolipetsk Steel PJSC 1,124,750 —
Nucor Corp 15,171 2,305
POSCO Holdings Inc 1,948 498
Reliance Inc 1,503 431
Severstal PAO
(e)
149,085 —
Steel Dynamics Inc 3,865 462
Vale SA ADR 95,002 999
$ 12,730
Leisure Products & Services - 0.02%
Shimano Inc 3,800 718
Lodging - 0.08%
Travel + Leisure Co 56,700 2,510
Machinery - Construction & Mining - 0.03%
Vertiv Holdings Co 11,769 977
Machinery - Diversified - 0.21%
ANDRITZ AG 8,210 541
Deere & Co 7,465 2,880
Husqvarna AB 31,291 211
Kadant Inc 1,374 441
Spirax Group PLC 12,218 1,243
Valmet Oyj 13,935 400
Watts Water Technologies Inc 4,255 837
$ 6,553
Metal Fabrication & Hardware - 0.07%
Advanced Drainage Systems Inc 5,734 899
Prysmian SpA 18,236 1,284
$ 2,183
Mining - 2.76%
Agnico Eagle Mines Limited/Mines Agnico Eagle
Limitee
13,076 1,065
Alamos Gold Inc 219,712 4,236
Anglo American PLC 34,995 1,021
Antofagasta PLC 121,466 2,965
Barrick Gold Corp 45,986 928
BHP Group Ltd 113,834 3,134
Boliden AB 7,156 219
Cameco Corp 220,940 9,023
Capstone Copper Corp
(e)
1,486,322 10,665
China Hongqiao Group Ltd 56,500 77
First Quantum Minerals Ltd
(e)
18,560 234
Franco-Nevada Corp 5,039 615

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Freeport-McMoRan Inc 304,481 $ 13,482
Glencore PLC
(e)
290,693 1,534
Gold Fields Ltd ADR 23,378 321
Ivanhoe Mines Ltd
(e)
222,145 2,962
Newmont Corp 346,690 18,510
Norsk Hydro ASA 35,248 197
Pan American Silver Corp 250,758 5,065
Polyus PJSC
(e)
12,459 —
Rio Tinto Ltd 9,712 727
Royal Gold Inc 33,642 4,716
South32 Ltd 1,429,292 3,010
Southern Copper Corp 2,261 230
Sumitomo Metal Mining Co Ltd 7,200 200
Wheaton Precious Metals Corp 11,918 737
Zijin Mining Group Co Ltd 150,000 302
$ 86,175
Miscellaneous Manufacturers - 0.03%
Carlisle Cos Inc 2,191 929
Oil & Gas - 4.34%
Antero Resources Corp
(e)
444,563 11,999
BP PLC 227,071 1,285
California Resources Corp - Warrants
(e)
439 7
Canadian Natural Resources Ltd 29,286 1,060
Cenovus Energy Inc 18,000 334
Chesapeake Energy Corp 32,902 2,451
Chevron Corp 10,179 1,506
ConocoPhillips 107,689 12,254
Coterra Energy Inc 4,420 108
Crescent Energy Co 107,548 1,283
Devon Energy Corp 3,754 168
Diamondback Energy Inc 67,985 13,265
Ecopetrol SA ADR 3,367 33
Empresas Copec SA 82,011 537
Eni SpA 31,822 518
EOG Resources Inc 3,414 440
EQT Corp 357,551 11,982
Equinor ASA 13,524 363
Exxon Mobil Corp 26,709 3,150
Hess Corp 1,642 227
Imperial Oil Ltd 2,230 168
Marathon Petroleum Corp 59,633 10,562
Neste Oyj 5,879 137
Occidental Petroleum Corp 218,704 12,462
Permian Resources Corp 808,773 11,517
Petroleo Brasileiro SA ADR 25,390 387
Phillips 66 95,691 13,426
Reliance Industries Ltd
(g)
23,612 1,667
Repsol SA 16,613 228
Shell PLC 87,429 3,098
Suncor Energy Inc 17,560 712
Talos Energy Inc
(e)
126,969 1,456
TotalEnergies SE 30,291 2,084
Transocean Ltd
(e)
1,131,773 5,364
Valero Energy Corp 48,951 7,183
Vantage Drilling International Ltd
(e)
4,456 109
Weatherford International PLC 12,351 1,296
Woodside Energy Group Ltd 25,911 475
$ 135,301
Oil & Gas Services - 0.77%
Baker Hughes Co 5,927 208
Halliburton Co 5,258 164
NOV Inc 682,041 12,120
Schlumberger NV 259,541 11,417
$ 23,909
Packaging & Containers - 0.72%
Amcor PLC 45,868 525
Billerud Aktiebolag 65,989 693
Clearwater Paper Corp
(e)
3,135 104
Crown Holdings Inc 23,569 2,131
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
DS Smith PLC 475,639 $ 2,929
Graphic Packaging Holding Co 71,719 2,147
Huhtamaki Oyj 14,123 579
Klabin SA 254,990 968
Packaging Corp of America 11,412 2,391
Sealed Air Corp 4,622 162
SIG Group AG
(e)
65,142 1,376
Smurfit WestRock PLC 16,468 781
Smurfit WestRock PLC 66,354 3,129
Sonoco Products Co 20,249 1,145
Stora Enso Oyj 253,187 3,271
$ 22,331
Pharmaceuticals - 0.03%
Merck & Co Inc 8,104 960
Pipelines - 3.38%
Cheniere Energy Inc 71,229 13,196
Enbridge Inc 899,045 36,171
Gibson Energy Inc 770,789 12,720
Kinder Morgan Inc 471,177 10,163
Koninklijke Vopak NV 181,232 8,331
ONEOK Inc 100,816 9,311
Pembina Pipeline Corp 202,194 8,146
TC Energy Corp 114,340 5,296
Williams Cos Inc/The 47,772 2,187
$ 105,521
Real Estate - 2.21%
Fastighets AB Balder
(e)
639,700 5,011
Mitsui Fudosan Co Ltd 3,285,900 35,593
Qualitas Ltd
(f)
1,604,969 2,521
Sun Hung Kai Properties Ltd 878,700 8,537
Vonovia SE 499,222 17,255
$ 68,917
REITs - 20.47%
Agree Realty Corp 200,061 14,607
Alexandria Real Estate Equities Inc 95,588 11,430
American Healthcare REIT Inc 560,885 11,739
American Homes 4 Rent 341,180 13,569
American Tower Corp 79,322 17,773
Americold Realty Trust Inc 313,500 9,092
AvalonBay Communities Inc 114,070 25,749
Boardwalk Real Estate Investment Trust 80,300 5,142
CapitaLand Integrated Commercial Trust 6,096,606 9,906
Centuria Industrial REIT 1,284,426 2,729
Cousins Properties Inc 304,153 8,671
Crown Castle Inc 170,861 19,140
Digital Realty Trust Inc 78,200 11,856
Equinix Inc 44,884 37,449
Equity LifeStyle Properties Inc 95,700 6,958
Equity Residential 190,600 14,272
Essex Property Trust Inc 38,113 11,502
Extra Space Storage Inc 152,915 27,066
Gaming and Leisure Properties Inc 182,600 9,499
Goodman Group 1,095,434 24,713
Healthcare Realty Trust Inc 238,500 4,245
Host Hotels & Resorts Inc 553,852 9,803
InvenTrust Properties Corp 199,243 5,914
Invitation Homes Inc 551,250 20,308
Japan Hotel REIT Investment Corp 14,138 7,254
Kilroy Realty Corp 170,696 6,191
Klepierre SA 549,824 16,413
Lineage Inc 93,154 7,816
Link REIT 2,231,914 10,489
Mapletree Industrial Trust 4,339,400 8,113
Merlin Properties Socimi SA 726,400 8,912
Nippon Accommodations Fund Inc 1,300 5,867
Nippon Prologis REIT Inc 2,267 3,994
Park Hotels & Resorts Inc 209,189 3,196
PotlatchDeltic Corp 66,787 2,903
Prologis Inc 268,569 34,329

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Prologis Property Mexico SA de CV 861,321 $ 2,737
Rayonier Inc 153,611 4,733
Regency Centers Corp 132,101 9,602
Rexford Industrial Realty Inc 200,779 10,224
Sabra Health Care REIT Inc 414,217 7,058
Safestore Holdings PLC 550,127 6,290
Segro PLC 717,871 8,265
Sekisui House Reit Inc 8,700 5,009
Simon Property Group Inc 52,361 8,763
Stockland 1,818,900 6,143
Unibail-Rodamco-Westfield 113,100 9,044
UNITE Group PLC/The 1,041,115 13,143
Ventas Inc 385,055 23,916
VICI Properties Inc 741,411 24,822
Warehouses De Pauw CVA 188,400 5,042
Welltower Inc 334,830 40,407
Weyerhaeuser Co 140,657 4,288
$ 638,095
Retail - 0.04%
Belk Inc
(e)
139 1
Gymboree Corp/The
(e),(h)
17,842 —
Gymboree Holding Corp
(e),(h)
48,577 —
Home Depot Inc/The 1,777 655
JOANN Inc
(e),(h)
3,309 3
Lowe's Cos Inc 2,600 646
$ 1,305
Semiconductors - 0.04%
Bright Bidco - 1145 Shares
(e)
11,047 6
Bright Bidco - 4A2 Shares
(e)
15,092 9
Monolithic Power Systems Inc 1,437 1,343
$ 1,358
Software - 0.19%
Altair Engineering Inc
(e)
10,894 984
Avaya Holdings Corp
(e)
12,893 89
Avaya Holdings Corp
(e)
48,487 333
Bentley Systems Inc 12,336 635
Bloom Parent Inc
(e),(h)
103 103
Cadence Design Systems Inc
(e)
4,232 1,138
Nemetschek SE 9,594 1,005
PTC Inc
(e)
8,664 1,552
$ 5,839
Telecommunications - 0.28%
NEXTDC Ltd
(e)
724,988 8,314
Windstream
(e)
9,809 133
Windstream - Warrants
(e)
17,064 232
$ 8,679
Transportation - 0.36%
American Commercial Lines Inc
(e),(h)
573 26
American Commercial Lines Inc - Warrants
(e),(h)
603 27
Star Bulk Carriers Corp 115,902 2,477
Union Pacific Corp 34,252 8,771
$ 11,301
Water - 2.03%
American Water Works Co Inc 10,476 1,499
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
58,207 977
Essential Utilities Inc 381,857 14,889
Pennon Group PLC 895,857 7,089
Severn Trent PLC 574,027 19,435
United Utilities Group PLC 1,322,592 17,773
Veolia Environnement SA 53,173 1,762
$ 63,424
TOTAL COMMON STOCKS $ 1,842,862
PREFERRED STOCKS - 0.18% Shares Held Value (000's)
Electric - 0.17%
Centrais Eletricas Brasileiras SA 1.82% 667,222 $ 5,456
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Transportation - 0.01%
American Commercial Lines Inc Preferred A - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
6,729 $ 2
American Commercial Lines Inc Preferred B
2.50%
(h)
2,428 146
American Commercial Lines Inc Preferred B - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
8,530 3
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(e),(h)
1,706 102
$ 253
TOTAL PREFERRED STOCKS $ 5,709
BONDS - 0.59%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.09%
BAMLL Trust 2024-BHP
7.70%, 08/15/2039
(g)
$ 120 $ 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
7.23%, 07/15/2041
(g)
120 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BX Commercial Mortgage Trust 2024-AIRC
6.99%, 08/15/2039
(g)
195 195
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-KING
6.88%, 05/15/2034
(g)
400 399
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
6.98%, 05/15/2041
(g)
312 312
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
8.48%, 02/15/2039
(g)
246 246
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
BX Trust 2024-VLT4
6.83%, 07/15/2029
(g)
400 399
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
COMM 2024-WCL1 MORTGAGE TRUST
7.18%, 06/15/2041
(g)
180 178
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
6.98%, 08/15/2041
(g)
70 70
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
DBSG 2024-ALTA Mortgage Trust
6.14%, 06/10/2037
(g),(j)
110 111
GWT 2024-WLF2
7.03%, 05/15/2041
(g)
350 349
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HONO 2021-LULU Mortgage Trust
6.60%, 10/15/2036
(g)
100 97
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
6.93%, 06/15/2026
(g)
270 270
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
$ 2,866
Electric - 0.00%
Pacific Gas and Electric Co
3.15%, 01/01/2026 91 89

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.01%
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(g),(j),(k)
$ 339 $ 378
Mortgage Backed Securities - 0.13%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(g),(j)
661 660
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(g),(j)
598 597
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(g),(j)
816 675
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(g),(j)
357 348
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(g),(j)
188 187
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(g),(j)
312 311
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(g),(j)
901 898
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(g),(j)
234 237
$ 3,913
Other Asset Backed Securities - 0.09%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(g)
551 526
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(g)
560 529
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(g)
660 642
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(g)
1,035 1,038
$ 2,735
Sovereign - 0.27%
Brazilian Government International Bond
6.13%, 03/15/2034 520 525
European Union
2.50%, 10/04/2052 EUR 505 475
3.00%, 03/04/2053 1,612 1,673
French Republic Government Bond OAT
3.00%, 05/25/2054
(g)
504 505
Israel Government International Bond
5.75%, 03/12/2054 $ 204 196
Japan Government Thirty Year Bond
1.80%, 03/20/2054 JPY 87,600 559
2.20%, 06/20/2054 34,150 238
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(g)
EUR 986 1,063
Mexican Bonos
7.75%, 11/23/2034 MXN 6,200 274
8.50%, 03/01/2029 6,000 291
8.50%, 05/31/2029 7,000 339
Mexico Government International Bond
3.50%, 02/12/2034 $ 251 211
6.35%, 02/09/2035 432 449
United Kingdom Gilt
4.38%, 07/31/2054 GBP 1,350 1,729
$ 8,527
TOTAL BONDS $ 18,508
SENIOR FLOATING RATE INTERESTS
- 4.33%
Principal
Amount (000's) Value (000's)
Advertising - 0.06%
Advantage Sales & Marketing Inc
9.83%, 10/28/2027
(l)
$ 316 $ 309
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc
9.41%, 08/23/2028
(l)
846 843
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Planet US Buyer LLC
8.60%, 01/31/2031
(l)
$ 545 $ 548
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Red Ventures LLC
8.34%, 03/03/2030
(l)
110 109
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,809
Aerospace & Defense - 0.06%
Bleriot US Bidco Inc
0.00%, 10/31/2030
(l),(m)
209 210
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Dynasty Acquisition Co Inc
8.84%, 08/24/2028
(l)
86 87
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Standard Aero Ltd
8.84%, 08/24/2028
(l)
33 34
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TransDigm Inc
7.84%, 02/14/2031
(l)
1,657 1,658
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
$ 1,989
Airlines - 0.08%
AAdvantage Loyalty IP Ltd
10.29%, 04/20/2028
(l)
552 571
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Air Canada
7.85%, 03/14/2031
(l)
633 633
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
SkyMiles IP Ltd
9.03%, 10/20/2027
(l)
195 199
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc
8.03%, 02/15/2031
(l)
553 554
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
WestJet Loyalty LP
9.08%, 01/31/2031
(l)
382 380
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 2,337
Apparel - 0.02%
ABG Intermediate Holdings 2 LLC
8.00%, 12/21/2028
(l)
37 37
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Varsity Brands LLC
0.00%, 07/25/2031
(l),(m)
435 433
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 470
Automobile Parts & Equipment - 0.03%
Clarios Global LP
7.75%, 05/06/2030
(l)
764 765
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dexko Global Inc
9.35%, 10/04/2028
(l)
$ 288 $ 281
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 1,046
Beverages - 0.05%
Arterra Wines Canada Inc
9.10%, 11/25/2027
(l)
56 55
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
BrewCo Borrower LLC
9.00%, PIK 1.50%, 04/14/2028
(k),(l)
25 16
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
9.06%, 04/05/2028
(l)
92 77
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
11.55%, 04/05/2028
(l)
35 33
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Pegasus Midco BV
8.87%, 07/12/2029
(l)
536 536
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Triton Water Holdings Inc
8.85%, 03/31/2028
(l)
669 668
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
9.33%, 03/31/2028
(l)
65 65
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 1,450
Building Materials - 0.06%
ACProducts Holdings Inc
9.85%, 05/17/2028
(l)
103 77
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC
8.69%, 10/22/2028
(l)
830 828
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.84%, 11/03/2028
(l)
264 264
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cornerstone Building Brands Inc
8.68%, 04/12/2028
(l)
75 73
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Gulfside Supply Inc
8.29%, 05/29/2031
(l)
353 353
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
MIWD Holdco II LLC
8.75%, 03/21/2031
(l)
105 106
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Quikrete Holdings Inc
7.75%, 03/25/2031
(l)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,821
Chemicals - 0.17%
Ascend Performance Materials Operations LLC
10.07%, 08/27/2026
(l)
494 479
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
ASP Unifrax Holdings Inc
9.23%, 12/12/2025
(l)
$ 355 $ 346
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Derby Buyer LLC
8.84%, 11/01/2030
(l)
274 275
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Discovery Purchaser Corp
9.69%, 08/04/2029
(l)
738 737
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC
7.50%, 06/12/2031
(l)
515 513
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Herens US Holdco Corp
9.36%, 07/03/2028
(l)
207 199
CME Term Secured Overnight Financing
Rate 3 Month + 3.93%
INEOS US Finance LLC
8.59%, 02/18/2030
(l)
542 541
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.09%, 01/31/2031
(l)
425 425
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
INEOS US Petrochem LLC
9.60%, 03/09/2029
(l)
329 330
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
NIC Acquisition Corp
9.08%, 12/29/2027
(l)
278 230
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Nouryon USA LLC
8.63%, 04/03/2028
(l)
1,268 1,272
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
WR Grace Holdings LLC
8.59%, 09/22/2028
(l)
30 30
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 5,377
Commercial Services - 0.33%
Allied Universal Holdco LLC
9.19%, 05/12/2028
(l)
959 953
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB
8.46%, 11/16/2028
(l)
599 600
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Avis Budget Car Rental LLC
8.44%, 03/16/2029
(l)
43 43
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AVSC Holding Corp
5.00%, PIK 10.00%, 10/15/2026
(k),(l)
242 247
Belron Finance US LLC
7.63%, 04/18/2029
(l)
353 354
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
7.77%, 10/30/2026
(l)
354 356
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Boost Newco Borrower LLC
7.75%, 01/31/2031
(l)
$ 1,710 $ 1,711
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Camelot US Acquisition LLC
8.00%, 01/25/2031
(l)
9 9
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CHG Healthcare Services Inc
8.61%, 09/29/2028
(l)
49 49
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Creative Artists Agency LLC
8.50%, 11/27/2028
(l)
328 329
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Driven Brands Holdings Inc
8.46%, 12/17/2028
(l)
322 319
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ensemble RCM LLC
8.25%, 08/01/2029
(l)
361 362
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Evertec Group LLC
8.50%, 10/12/2030
(l)
220 221
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Garda World Security Corp
8.83%, 02/01/2029
(l)
893 893
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Mister Car Wash Holdings Inc
8.25%, 03/21/2031
(l)
515 515
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
OMNIA Partners LLC
8.53%, 07/25/2030
(l)
509 510
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
PG Polaris BidCo Sarl
8.83%, 03/26/2031
(l)
521 522
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Prime Security Services Borrower LLC
7.60%, 10/13/2030
(l)
664 665
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Spin Holdco Inc
9.60%, 03/01/2028
(l)
807 683
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
VT Topco Inc
8.75%, 08/09/2030
(l)
45 45
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Wand NewCo 3 Inc
8.50%, 01/30/2031
(l)
660 661
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
WEX Inc
7.25%, 03/31/2028
(l)
208 208
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
XPLOR T1 LLC
9.60%, 06/14/2031
(l)
$ 180 $ 180
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
$ 10,435
Computers - 0.12%
Amentum Government Services Holdings LLC
9.28%, 02/15/2029
(l)
329 329
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Amentum/Amazon Holdco Inc
0.00%, 07/30/2031
(l),(m)
625 623
Fortress Intermediate 3 Inc
9.00%, 06/27/2031
(l)
458 458
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
McAfee Corp
8.59%, 03/01/2029
(l)
528 526
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
NCR Atleos Corp
10.10%, 04/16/2029
(l)
223 226
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Perforce Software Inc
9.10%, 07/01/2026
(l)
470 469
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.00%, 03/25/2031
(l)
206 205
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Tempo Acquisition LLC
7.50%, 08/31/2028
(l)
538 539
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Vision Solutions Inc
9.51%, 04/23/2028
(l)
279 272
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 3,647
Consumer Products - 0.01%
Kronos Acquisition Holdings Inc
9.31%, 06/27/2031
(l)
343 339
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Distribution & Wholesale - 0.07%
Core & Main LP
7.34%, 07/27/2028
(l)
528 527
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Fastlane Parent Co Inc
9.75%, 09/04/2028
(l)
242 237
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Gates Corp/DE
7.59%, 06/04/2031
(l)
590 591
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Windsor Holdings III LLC
9.31%, 08/01/2030
(l)
795 797
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 2,152
Diversified Financial Services - 0.03%
Avolon TLB Borrower 1 US LLC
6.91%, 02/12/2027
(l)
144 144
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ditech Holding Corp
0.00%, 06/30/2022
(e),(l)
$ 792 $ 22
Prime Rate + 6.00%
Fly Funding II Sarl
7.12%, 08/09/2025
(l)
439 427
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Kestra Advisor Services Holdings A Inc
9.34%, 03/19/2031
(l)
367 366
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 959
Electric - 0.10%
PG&E Corp
7.75%, 06/23/2027
(l)
325 326
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Talen Energy Supply LLC
8.60%, 05/17/2030
(l)
1,554 1,560
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
8.60%, 05/17/2030
(l)
1,074 1,078
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Vistra Zero Operating Co LLC
8.00%, 04/30/2031
(l)
269 271
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 3,235
Electronics - 0.01%
Coherent Corp
7.84%, 07/02/2029
(l)
81 81
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ingram Micro Inc
8.60%, 06/30/2028
(l)
253 254
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Project Castle Inc
0.00%, 06/01/2029
(l),(m)
112 101
$ 436
Engineering & Construction - 0.05%
Apple Bidco LLC
8.21%, 07/14/2028
(l)
270 270
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.84%, 09/22/2028
(l)
371 372
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Brown Group Holding LLC
8.05%, 07/01/2031
(l)
49 49
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
8.09%, 07/01/2031
(l)
609 608
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Centuri Group Inc
7.87%, 08/18/2028
(l)
274 273
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,572
Entertainment - 0.29%
Allwyn International A.S.
0.00%, 05/30/2031
(l),(m)
341 342
AMC Entertainment Holdings Inc
12.31%, 01/04/2029
(l)
607 604
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Caesars Entertainment Inc
8.00%, 02/06/2030
(l)
$ 1,024 $ 1,024
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
8.00%, 01/24/2031
(l)
349 349
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Cinemark USA Inc
8.53%, 05/24/2030
(l)
371 372
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Crown Finance US Inc
6.86%, PIK 7.00%, 07/31/2028
(k),(l)
1,780 1,807
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Delta 2 Lux Sarl
7.58%, 01/15/2030
(l)
5 5
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Entain PLC
8.01%, 10/31/2029
(l)
805 806
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Everi Holdings Inc
7.96%, 06/30/2028
(l)
58 59
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Flutter Financing BV
7.58%, 11/15/2030
(l)
746 745
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Light & Wonder International Inc
7.59%, 04/14/2029
(l)
249 249
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Lions Gate Capital Holdings LLC
7.69%, 03/24/2025
(l)
150 150
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
8.83%, 11/12/2029
(l)
742 731
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Scientific Games Holdings LP
8.32%, 04/04/2029
(l)
741 737
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc
7.75%, 08/25/2028
(l)
510 509
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Six Flags Entertainment Corp
7.34%, 04/18/2031
(l)
90 90
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
William Morris Endeavor Entertainment LLC
8.18%, 05/16/2025
(l)
335 335
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 8,914
Environmental Control - 0.06%
GFL Environmental Inc
7.32%, 06/27/2031
(l)
550 550
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Madison IAQ LLC
7.89%, 06/21/2028
(l)
$ 269 $ 269
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Reworld Holding Corp
7.59%, 11/30/2028
(l)
24 24
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
7.84%, 11/30/2028
(l)
309 310
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Win Waste Innovations Holdings Inc
8.21%, 03/24/2028
(l)
911 850
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,003
Food - 0.05%
8th Avenue Food & Provisions Inc
9.11%, 10/01/2025
(l)
523 500
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.21%, 10/01/2025
(l)
64 61
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
CHG PPC Parent LLC
8.36%, 12/08/2028
(l)
478 478
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc
9.25%, 01/31/2031
(l)
369 370
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Heritage Grocers Group LLC
12.18%, 08/01/2029
(l)
123 124
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
$ 1,533
Healthcare - Products - 0.14%
Bausch + Lomb Corp
8.66%, 05/10/2027
(l)
905 892
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Curia Global Inc
9.10%, 08/28/2026
(l)
164 150
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insulet Corp
7.84%, 08/04/2031
(l)
180 181
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Medline Borrower LP
7.60%, 10/23/2028
(l)
175 175
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
8.00%, 10/23/2028
(l)
1,600 1,604
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Resonetics LLC
9.09%, 06/06/2031
(l)
236 236
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Viant Medical Holdings Inc
9.21%, 07/02/2025
(l)
521 519
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Vyaire Medical Inc
0.00%, 04/16/2025
(e),(l)
$ 510 $ 296
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
6.30%, PIK 6.00%, 10/10/2024
(k),(l)
126 123
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
6.30%, 10/10/2024
(l)
373 216
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
$ 4,392
Healthcare - Services - 0.26%
ADMI Corp
11.09%, 12/23/2027
(l)
323 325
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Concentra Health Services Inc
7.50%, 07/26/2031
(l)
300 301
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Global Medical Response Inc
10.09%, PIK 0.75%, 10/31/2028
(k),(l)
516 512
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
National Mentor Holdings Inc
9.11%, 03/02/2028
(l)
645 621
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.17%, 03/02/2028
(l)
19 18
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Onex TSG Intermediate Corp
10.35%, 02/25/2028
(l)
59 59
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Pacific Dental Services Inc
8.59%, 03/07/2031
(l)
518 520
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Guarantor Inc
8.59%, 02/14/2031
(l)
832 832
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Newco Inc
8.25%, 11/15/2028
(l)
2,154 2,161
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Radiology Partners Inc
8.88%, PIK 0.00%, 01/31/2029
(k),(l)
153 145
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Select Medical Corp
8.25%, 03/06/2027
(l)
123 124
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Star Parent Inc
9.08%, 09/27/2030
(l)
430 427
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Surgery Center Holdings Inc
8.06%, 12/19/2030
(l)
1,463 1,465
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Team Health Holdings Inc
10.50%, 03/02/2027
(l)
448 427
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
US Radiology Specialists Inc
10.04%, 12/15/2027
(l)
$ 36 $ 36
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
$ 7,973
Home Furnishings - 0.06%
AI Aqua Merger Sub Inc
8.84%, 07/30/2028
(l)
1,082 1,083
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
MillerKnoll Inc
7.36%, 07/19/2028
(l)
354 352
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Weber-Stephen Products LLC
8.61%, 10/30/2027
(l)
518 481
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.60%, 10/30/2027
(l)
25 23
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 1,939
Insurance - 0.34%
Acrisure LLC
8.34%, 02/15/2027
(l)
773 770
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Alliant Holdings Intermediate LLC
8.81%, 11/06/2030
(l)
1,180 1,183
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AmWINS Group Inc
7.62%, 02/21/2028
(l)
47 47
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
AssuredPartners Inc
8.75%, 02/08/2031
(l)
474 475
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
8.61%, 07/31/2027
(l)
150 148
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.71%, 12/23/2026
(l)
1,174 1,168
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.60%, 08/19/2028
(l)
30 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
BroadStreet Partners Inc
8.50%, 06/14/2031
(l)
1,640 1,639
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
HUB International Ltd
8.24%, 06/20/2030
(l)
1,673 1,673
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Sedgwick Claims Management Services Inc
8.25%, 07/31/2031
(l)
905 906
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Truist Insurance Holdings LLC
8.58%, 05/06/2031
(l)
1,105 1,105
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
USI Inc/NY
8.08%, 11/22/2029
(l)
$ 858 $ 858
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
8.08%, 09/27/2030
(l)
601 601
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 10,603
Internet - 0.11%
Catalina Marketing Corp
0.00%, PIK 14.83%, 04/23/2027
(k),(l)
141 134
CME Term Secured Overnight Financing
Rate 3 Month + 9.50%
CNT Holdings I Corp
8.75%, 11/08/2027
(l)
992 994
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Gen Digital Inc
7.00%, 09/12/2029
(l)
672 671
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Proofpoint Inc
8.25%, 08/31/2028
(l)
546 546
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Uber Technologies Inc
8.09%, 03/03/2030
(l)
963 966
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 3,311
Investment Companies - 0.01%
Aragorn Parent Corp
9.56%, 12/15/2028
(l)
209 209
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Leisure Products & Services - 0.13%
Alterra Mountain Co
8.59%, 08/17/2028
(l)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.84%, 05/31/2030
(l)
582 585
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Amer Sports Co
8.35%, 02/07/2031
(l)
50 50
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Carnival Corp
8.01%, 08/08/2027
(l)
194 195
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.02%, 10/18/2028
(l)
184 184
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ClubCorp Holdings Inc
10.60%, 09/18/2026
(l)
849 850
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
GBT US III LLC
8.28%, 07/18/2031
(l)
345 345
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Hayward Industries Inc
7.86%, 05/28/2028
(l)
722 722
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Life Time Inc
9.52%, 01/15/2026
(l)
$ 179 $ 180
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SRAM LLC
8.11%, 05/18/2028
(l)
410 410
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp
8.25%, 03/16/2030
(l)
355 351
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,992
Lodging - 0.02%
Fertitta Entertainment LLC/NV
9.09%, 01/13/2029
(l)
698 696
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Machinery - Diversified - 0.11%
Chart Industries Inc
7.82%, 03/15/2030
(l)
693 694
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Titan Acquisition Ltd/Canada
10.33%, 02/01/2029
(l)
471 468
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
TK Elevator US Newco Inc
8.59%, 04/30/2030
(l)
1,421 1,425
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Victory Buyer LLC
9.14%, 11/18/2028
(l)
775 740
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 3,327
Media - 0.15%
Cengage Learning Inc
9.54%, 03/18/2031
(l)
435 436
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
Century DE Buyer LLC
9.26%, 09/27/2030
(l)
513 514
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Directv Financing LLC
10.36%, 08/02/2027
(l)
322 323
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
iHeartCommunications Inc
8.36%, 05/01/2026
(l)
180 149
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.71%, 05/01/2026
(l)
168 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
McGraw-Hill Education Inc
9.23%, 08/01/2031
(l)
423 424
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
NEP Group Inc
8.61%, PIK 1.50%, 08/19/2026
(k),(l)
641 602
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Nexstar Media Inc
7.86%, 09/18/2026
(l)
298 298
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sunrise Financing Partnership
8.26%, 01/31/2029
(l)
$ 553 $ 549
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Virgin Media Bristol LLC
8.66%, 03/31/2031
(l)
219 210
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Ziggo Financing Partnership
7.95%, 04/28/2028
(l)
1,111 1,095
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 4,740
Mining - 0.02%
Arsenal AIC Parent LLC
8.56%, 08/18/2030
(l)
607 608
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Miscellaneous Manufacturers - 0.00%
AAP Buyer Inc
0.00%, 08/01/2031
(l),(m)
95 95
Packaging & Containers - 0.11%
Berlin Packaging LLC
9.09%, 06/07/2031
(l)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Clydesdale Acquisition Holdings Inc
9.02%, 04/13/2029
(l)
585 584
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Klockner Pentaplast of America Inc
9.72%, 02/12/2026
(l)
602 566
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
LABL Inc
10.44%, 10/27/2028
(l)
600 576
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pactiv Evergreen Group Holdings Inc
7.75%, 09/24/2028
(l)
759 759
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Plaze Inc
9.21%, 08/03/2026
(l)
107 100
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC
9.23%, 09/15/2028
(l)
502 502
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc
9.50%, 03/27/2031
(l)
234 236
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 3,443
Pharmaceuticals - 0.10%
Amneal Pharmaceuticals LLC
10.75%, 05/04/2028
(l)
291 296
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
9.43%, 03/03/2031
(l)
228 229
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Gainwell Acquisition Corp
9.43%, 10/01/2027
(l)
263 238
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Financing Lux Sarl
7.56%, 05/05/2028
(l)
$ 1,455 $ 1,455
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co
7.84%, 05/14/2031
(l)
671 674
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Packaging Coordinators Midco Inc
8.58%, 11/30/2027
(l)
120 120
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 3,012
Pipelines - 0.07%
BCP Renaissance Parent LLC
8.60%, 10/31/2028
(l)
279 280
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Freeport LNG Investments LLLP
8.54%, 11/17/2026
(l)
793 790
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
9.04%, 12/21/2028
(l)
745 739
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Oryx Midstream Services Permian Basin LLC
8.44%, 10/05/2028
(l)
432 433
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Traverse Midstream Partners LLC
8.75%, 02/16/2028
(l)
38 38
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 2,280
Real Estate - 0.02%
Cushman & Wakefield US Borrower LLC
8.25%, 01/31/2030
(l)
638 637
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Retail - 0.14%
1011778 BC ULC
7.09%, 09/20/2030
(l)
705 699
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Academy Ltd
9.20%, 11/05/2027
(l)
74 73
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
EG America LLC
0.00%, 02/07/2028
(l),(m)
303 301
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
IRB Holding Corp
8.19%, 12/15/2027
(l)
903 903
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Johnstone Supply LLC
8.35%, 05/16/2031
(l)
445 444
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kodiak BP LLC
9.08%, 03/17/2028
(l)
297 299
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
LBM Acquisition LLC
9.10%, 12/09/2027
(l)
$ 120 $ 118
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.14%, 05/30/2031
(l)
315 305
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC
8.25%, 04/23/2031
(l)
334 334
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
PetSmart LLC
9.10%, 02/11/2028
(l)
584 580
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH
7.86%, 10/20/2028
(l)
276 254
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Serta Simmons Bedding LLC
12.95%, 06/29/2028
(l)
20 16
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
White Cap Supply Holdings LLC
8.50%, 10/19/2029
(l)
125 124
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 4,450
Software - 0.57%
Avaya Inc
12.84%, PIK 0.00%, 07/31/2028
(k),(l)
1,205 1,066
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc
8.84%, 04/24/2031
(l)
288 287
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Boxer Parent Co Inc
9.00%, 07/03/2031
(l)
1,812 1,806
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Ceridian HCM Holding Inc
7.75%, 02/26/2031
(l)
232 232
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cotiviti Inc
8.59%, 05/01/2031
(l)
846 845
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Darktrace PLC
0.00%, 07/02/2031
(l),(m)
800 792
DS Admiral Bidco LLC
9.59%, 06/17/2031
(l)
375 364
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
DTI Holdco Inc
10.00%, 04/26/2029
(l)
211 211
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.03%, 01/18/2029
(l)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ellucian Holdings Inc
8.85%, 10/07/2029
(l)
777 779
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Epicor Software Corp
8.50%, 05/23/2031
(l)
$ 1,103 $ 1,107
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Genesys Cloud Services Holdings II LLC
8.75%, 12/01/2027
(l)
502 503
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.21%, 12/01/2027
(l)
423 425
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Informatica LLC
7.50%, 10/27/2028
(l)
957 959
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Marcel Bidco LLC
9.31%, 11/11/2030
(l)
40 40
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Mitchell International Inc
8.50%, 06/17/2031
(l)
746 739
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Open Text Corp
7.50%, 01/31/2030
(l)
530 532
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Project Ruby Ultimate Parent Corp
8.61%, 03/10/2028
(l)
366 366
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Quartz Acquireco LLC
8.08%, 06/28/2030
(l)
591 590
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Rackspace Finance LLC
8.15%, 05/15/2028
(l)
644 317
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
11.65%, 05/15/2028
(l)
287 289
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Riverbed Technology
7.84%, PIK 2.00%, 07/01/2028
(k),(l)
584 348
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rocket Software Inc
10.09%, 11/28/2028
(l)
644 644
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
SS&C Technologies Inc
7.41%, 05/02/2031
(l)
212 212
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc
8.55%, 01/30/2031
(l)
2,177 2,182
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
VS Buyer LLC
8.59%, 04/03/2031
(l)
355 355
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
West Technology Group LLC
9.50%, 04/09/2027
(l)
475 450
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Zelis Payments Buyer Inc
8.00%, 09/28/2029
(l)
$ 865 $ 865
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ZoomInfo LLC
7.09%, 02/28/2030
(l)
536 532
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 17,842
Telecommunications - 0.31%
Altice France SA
9.25%, 01/31/2026
(l)
79 64
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
9.38%, 08/14/2026
(l)
583 462
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc
8.60%, 11/23/2028
(l)
491 490
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope LLC
8.71%, 04/06/2026
(l)
1,311 1,245
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyborg Oldco DC Holdings Inc
0.00%, 05/01/2024
(e),(l)
277 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc
8.85%, 12/24/2029
(l)
1,028 1,030
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Digicel International Finance Ltd
10.50%, PIK 0.00%, 05/25/2027
(k),(l)
239 234
CME Term Secured Overnight Financing
Rate 1 Month + 5.15%
EOS US Finco LLC
11.26%, 10/06/2029
(l)
252 208
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
8.76%, 06/20/2031
(l)
1,324 1,324
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Level 3 Financing Inc
11.84%, 04/15/2029
(l)
1,258 1,265
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
11.84%, 04/15/2030
(l)
1,026 1,030
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Lumen Technologies Inc
0.00%, 04/15/2030
(l),(m)
288 225
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
MLN US Holdco LLC
9.95%, 11/30/2025
(l)
1,058 42
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
12.08%, 10/18/2027
(l)
615 52
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Syniverse Holdings LLC/DE
12.33%, 05/13/2027
(l)
579 568
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Zayo Group Holdings Inc
8.36%, 03/09/2027
(l)
$ 1,554 $ 1,432
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 9,671
Transportation - 0.01%
Clue Opco LLC
9.75%, 12/19/2030
(l)
141 139
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
PODS LLC
8.51%, 03/31/2028
(l)
89 82
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 221
TOTAL SENIOR FLOATING RATE INTERESTS $ 134,965
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 26.70%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.19%
5.00%, 06/01/2053 $ 4,032 $ 4,003
5.50%, 02/01/2054 1,978 1,992
$ 5,995
U.S. Treasury - 0.16%
3.00%, 02/15/2049 2,430 1,933
4.63%, 05/15/2044 2,940 3,062
$ 4,995
U.S. Treasury Bill - 14.92%
4.80%, 01/30/2025
(a),(n)
17,730 17,383
4.81%, 01/23/2025
(a),(n)
2,800 2,748
5.14%, 10/24/2024
(a),(n)
35,500 35,243
5.14%, 10/29/2024
(a),(n)
4,710 4,673
5.17%, 10/22/2024
(a),(n)
32,195 31,971
5.18%, 10/10/2024
(a),(n)
20,600 20,491
5.21%, 10/15/2024
(a),(n)
33,650 33,449
5.22%, 10/03/2024
(a),(n),(o)
30,350 30,220
5.22%, 10/08/2024
(a),(n)
45,780 45,552
5.24%, 10/01/2024
(a),(n)
3,660 3,645
5.27%, 12/05/2024
(a),(n),(o),(p)
48,800 48,183
5.28%, 09/19/2024
(a),(n),(o)
26,200 26,139
5.29%, 09/10/2024
(a),(n),(p)
21,355 21,333
5.29%, 11/14/2024
(a),(n),(o)
77,950 77,171
5.30%, 11/29/2024
(a),(n)
45,400 44,855
5.31%, 09/17/2024
(a),(n)
1,300 1,297
5.32%, 09/03/2024
(a),(n)
4,055 4,055
5.32%, 09/12/2024
(a),(n)
6,535 6,527
5.33%, 09/24/2024
(a),(n)
10,000 9,970
$ 464,905
U.S. Treasury Inflation-Indexed Obligations - 11.43%
0.13%, 10/15/2025 10,837 10,559
0.13%, 04/15/2026 1,420 1,369
0.13%, 07/15/2026 7,743 7,484
0.13%, 10/15/2026 7,772 7,490
0.13%, 04/15/2027 12,769 12,182
0.13%, 01/15/2030 11,466 10,574
0.13%, 07/15/2030 12,695 11,661
0.13%, 01/15/2031 13,143 11,929
0.13%, 07/15/2031 13,111 11,835
0.13%, 01/15/2032 14,944 13,316
0.13%, 02/15/2051 4,893 2,994
0.13%, 02/15/2052 5,626 3,391
0.25%, 07/15/2029 9,801 9,196
0.25%, 02/15/2050 4,821 3,107
0.38%, 01/15/2027 8,473 8,158
0.38%, 07/15/2027 12,066 11,617
0.50%, 01/15/2028 11,675 11,190
0.63%, 01/15/2026 10,184 9,925
0.63%, 07/15/2032 15,214 14,038
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.63%, 02/15/2043 $ 4,947 $ 3,866
0.75%, 07/15/2028 10,104 9,772
0.75%, 02/15/2042 6,300 5,126
0.75%, 02/15/2045 7,421 5,796
0.88%, 01/15/2029 8,592 8,299
0.88%, 02/15/2047 4,685 3,675
1.00%, 02/15/2046 3,760 3,063
1.00%, 02/15/2048 3,631 2,907
1.00%, 02/15/2049 1,117 889
1.13%, 01/15/2033 14,841 14,115
1.25%, 04/15/2028 2,671 2,620
1.38%, 07/15/2033 14,508 14,090
1.38%, 02/15/2044 6,740 6,011
1.50%, 02/15/2053 5,216 4,597
1.63%, 10/15/2027 10,516 10,493
1.75%, 01/15/2028 4,423 4,418
1.75%, 01/15/2034
(o)
15,060 15,008
1.88%, 07/15/2034 5,697 5,754
2.00%, 01/15/2026 5,106 5,067
2.13%, 04/15/2029 12,854 13,090
2.13%, 02/15/2040 2,546 2,607
2.13%, 02/15/2041 3,861 3,960
2.13%, 02/15/2054 4,791 4,865
2.38%, 01/15/2027 5,268 5,313
2.38%, 10/15/2028 9,847 10,132
2.50%, 01/15/2029 4,729 4,888
3.38%, 04/15/2032 2,037 2,276
3.63%, 04/15/2028 4,879 5,187
3.88%, 04/15/2029 5,924 6,489
$ 356,388
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 832,283
TOTAL PURCHASED OPTIONS - 0.01% $ 243
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00% $ 39
Total Investments $ 3,171,744
Other Assets and Liabilities -  (1.75)% (54,493)
TOTAL NET ASSETS - 100.00% $ 3,117,251
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $991 or
0.03% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $952 or 0.03% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $81,783 or 2.62% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(m) This Senior Floating Rate Note will settle after August 31, 2024, at which time the interest rate will be determined.
(n) Rate shown is the discount rate of the original purchase.
(o) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $17,401 or 0.56% of net assets.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$35,789 or 1.15% of net assets.
Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 76,170 $ 2,639,926 $ 2,607,365 $ 108,731
$ 76,170 $ 2,639,926 $ 2,607,365 $ 108,731
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 3,762 $ — $ — $ —
$ 3,762 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 2 0.00%
Millennium Health LLC 03/15/2016 — — 0.00%
Total $ 2 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - USD versus CNH Morgan Stanley & Co 1 $ 6,384 $ 7.75 03/09/2026 $ 47 $ 35 $ (12)
Call - 3 Month Secured Overnight
Financing Rate Future; December 2024
N/A 106 265 $ 95.25 11/18/2024 37 134 97
Call - 3 Month Secured Overnight
Financing Rate Future; December 2024
N/A 106 265 $ 95.75 11/18/2024 14 45 31
Put - 3 Month Secured Overnight
Financing Rate Future; December 2025
N/A 84 210 $ 96.69 10/14/2024 29 29 —
Total $ 127 $ 243 $ 116
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Month Secured Overnight
Financing Rate Future; December 2024
N/A 212 $ 530 $ 95.50 11/18/2024 $ (42) $ (158) $ (116)
Put - 3 Month Secured Overnight
Financing Rate Future; December 2025
N/A 126 315 $ 96.38 10/14/2024 (13) (13) —
Total $ (55) $ (171) $ (116)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest
Rate Swap
Citigroup Inc 4.43% Daily Secured
Overnight
Financing Rate
Annual $ 2,513 4.43% 10/18/2024 $ 40 $ — $ (40)
Put - 10 Year Interest
Rate Swap
Citigroup Inc 4.43% Daily Secured
Overnight
Financing Rate
Annual 1,257 4.43% 10/18/2024 19 — (19)
Put - 2 Year Interest
Rate Swap
Citigroup Inc 3.75% Daily Secured
Overnight
Financing Rate
Annual 10,512 3.75% 09/16/2024 18 15 (3)
Put - 2 Year Interest
Rate Swap
Citigroup Inc 3.75% Daily Secured
Overnight
Financing Rate
Annual 10,512 3.75% 09/16/2024 17 15 (2)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 30 Year Interest
Rate Swap
Citigroup Inc 3.93% Daily Secured
Overnight
Financing Rate
Annual $ 1,071 3.93% 12/19/2024 $ 22 $ 9 $ (13)
Total $ 116 $ 39 $ (77)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest
Rate Swap
Citigroup Inc 3.89% Daily Secured
Overnight
Financing Rate
Annual $ 1,204 3.89% 09/16/2024 $ (18) $ (45) $ (27)
Call - 10 Year Interest
Rate Swap
Citigroup Inc 3.84% Daily Secured
Overnight
Financing Rate
Annual 617 3.84% 09/30/2024 (10) (22) (12)
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
3.86% Daily Secured
Overnight
Financing Rate
Annual 2,408 3.86% 09/13/2024 (37) (85) (48)
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
3.82% Daily Secured
Overnight
Financing Rate
Annual 602 3.82% 09/18/2024 (10) (20) (10)
Put - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 5.10% Annual 21,106 5.10% 10/18/2024 (37) — 37
Put - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 5.10% Annual 10,553 5.10% 10/18/2024 (18) — 18
Put - 10 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 3.89% Annual 1,204 3.89% 09/16/2024 (18) — 18
Put - 10 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.84% Daily 617 3.84% 09/30/2024 (10) (1) 9
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Daily 3.86% Annual 2,408 3.86% 09/13/2024 (37) — 37
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Daily 3.82% Annual 602 3.82% 09/18/2024 (10) — 10
Put - 2 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.75% Daily 10,512 3.75% 09/05/2024 (10) (9) 1
Put - 2 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.75% Daily 10,512 3.75% 09/05/2024 (10) (9) 1
Put - 30 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 3.86% Annual 1,071 3.86% 09/19/2024 (13) — 13
Total $ (238) $ (191) $ 47
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; December 2025 Short 161 $ 38,972 $ (11)
30 Day Federal Funds; January 2025 Short 5 1,994 —
Brent Crude; February 2025
(a)
Long 421 31,735 (620)
Brent Crude; June 2025
(a)
Long 108 8,038 (511)
Brent Crude; November 2024
(a)
Long 212 16,309 (171)
California Carbon Allowance Vintage; December 2024
(a)
Long 46 1,611 62
California Carbon Allowance Vintage; December 2025
(a)
Long 52 1,930 38
Cocoa; December 2024
(a)
Short 17 1,304 (95)
Cocoa; December 2024
(a)
Long 47 3,605 263
Cocoa; March 2025
(a)
Short 99 6,384 (222)
Coffee 'C'; December 2024
(a)
Long 7 641 (32)
Copper; December 2024
(a)
Long 10 1,053 1
Corn; December 2024
(a)
Short 105 2,105 35
Corn; December 2024
(a)
Long 1,061 21,273 88
Corn; March 2025
(a)
Short 88 1,844 (2)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Cotton No.2; December 2024
(a)
Short 42 $ 1,470 $ 32
Cotton No.2; December 2024
(a)
Long 185 6,474 (231)
Cotton No.2; March 2025
(a)
Short 109 3,905 (117)
ECX Emission; December 2024
(a)
Short 20 1,554 3
Euro Buxl 30 Year Bond; September 2024 Short 10 1,487 (42)
Euro Milling Wheat; December 2024
(a)
Long 84 1,005 (10)
Euro-Bobl 5 Year; September 2024 Long 4 520 (1)
Frozen Concentrated Orange Juice-A; January 2025
(a)
Short 1 67 (2)
Frozen Concentrated Orange Juice-A; November 2024
(a)
Short 18 1,243 (82)
Gasoline RBOB; January 2025
(a)
Short 40 3,373 45
Gasoline RBOB; October 2024
(a)
Short 2 176 6
Gasoline RBOB; October 2024
(a)
Long 169 14,858 (457)
Gold 100 oz; December 2024
(a)
Long 344 86,949 3,967
ICE Endex Dutch TTF Natural Gas; April 2025
(a)
Short 95 3,085 (484)
KC HRW Wheat; December 2024
(a)
Long 285 8,055 156
Lean Hogs; October 2024
(a)
Long 107 3,519 253
Live Cattle; February 2025
(a)
Short 62 4,425 59
Live Cattle; October 2024
(a)
Short 16 1,143 42
LME Copper; December 2024
(a)
Long 261 60,438 (524)
LME Copper; September 2024
(a)
Short — — 642
LME Lead; September 2024
(a)
Long 12 608 (2)
LME Lead; September 2024
(a)
Short — — 367
LME Nickel; December 2024
(a)
Long 16 1,615 (34)
LME Nickel; September 2024
(a)
Long 33 3,285 91
LME Nickel; September 2024
(a)
Short — — (773)
LME PRI Alum; December 2024
(a)
Long 294 18,066 205
LME PRI Alum; September 2024
(a)
Short 24 1,460 142
LME PRI Alum; September 2024
(a)
Short — — 2,229
LME Zinc; September 2024
(a)
Long 71 5,074 278
LME Zinc; September 2024
(a)
Short — — (20)
Low Sulphur Gasoline; October 2024
(a)
Long 237 16,608 (811)
Low Sulphur Gasoline; September 2024
(a)
Long 57 3,970 (70)
Natural Gas; January 2025
(a)
Short 111 3,695 261
Natural Gas; October 2024
(a)
Long 451 9,592 (1,457)
Natural Gas; October 2025
(a)
Long 300 9,660 (669)
NY Harb ULSD; January 2025
(a)
Short 41 3,975 83
NY Harb ULSD; October 2024
(a)
Long 3 287 (4)
Platinum; October 2024
(a)
Long 45 2,097 (70)
Robusta Coffee 10tn; November 2024
(a)
Short 71 3,513 (259)
SGX Iron Ore 62%; December 2024
(a)
Long 1,409 14,241 (543)
Silver; December 2024
(a)
Long 126 18,360 (516)
Soybean Meal; December 2024
(a)
Long 190 5,947 (459)
Soybean Oil; December 2024
(a)
Long 551 13,889 468
Soybean; November 2024
(a)
Short 31 1,550 241
Sugar #11; March 2025
(a)
Short 83 1,828 (68)
Sugar #11; October 2024
(a)
Short 89 1,932 (2)
Sugar #11; October 2024
(a)
Long 451 9,789 152
UK Emissions Allowance; December 2024
(a)
Long 30 1,706 122
US 10 Year Note; December 2024 Short 16 1,817 4
US 10 Year Ultra Note; December 2024 Short 43 5,050 35
US 2 Year Note; December 2024 Long 34 7,057 (9)
US 5 Year Note; December 2024 Long 82 8,971 (26)
US Long Bond; December 2024 Short 6 739 10
US Ultra Bond; December 2024 Short 5 660 11
Wheat; December 2024
(a)
Long 45 1,241 27
Wheat; December 2024
(a)
Short 198 5,460 38
WTI Crude; January 2025
(a)
Short 371 26,474 67
WTI Crude; January 2025
(a)
Long 37 2,640 (85)
WTI Crude; October 2024
(a)
Long 66 4,854 (111)
Total $ 921
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/04/2024 JPY 58 $ — $ — $ —
Bank of America NA 09/04/2024 $ 1,205 GBP 938 — (27)
Bank of America NA 09/04/2024 $ 3,581 EUR 3,302 — (68)
Bank of America NA 10/02/2024 $ — JPY 58 — —
BNP Paribas 09/04/2024 EUR 3,402 $ 3,766 — (5)
BNP Paribas 10/02/2024 $ 3,771 EUR 3,402 6 —
CIBC World Markets Corp 09/04/2024 $ 231 JPY 33,940 — (2)
Citigroup Inc 09/04/2024 $ 117 EUR 105 1 —
Citigroup Inc 09/04/2024 $ 79 GBP 60 — —
Citigroup Inc 09/18/2024 $ 143 MXN 2,737 5 —
Goldman Sachs & Co 09/04/2024 $ 247 GBP 192 — (5)
HSBC Securities Inc 09/04/2024 GBP 1,337 $ 1,759 — (3)
HSBC Securities Inc 10/02/2024 $ 1,759 GBP 1,337 3 —
JPMorgan Chase 09/04/2024 $ 79 AUD 121 — (3)
JPMorgan Chase 09/04/2024 $ 61 EUR 57 — (1)
JPMorgan Chase 10/02/2024 $ 24 JPY 3,534 — —
JPMorgan Chase 10/02/2024 $ 23 EUR 21 — —
Morgan Stanley & Co 09/18/2024 MXN 5,756 $ 308 — (16)
Standard Chartered Bank, Hong Kong 09/04/2024 $ 521 JPY 80,274 — (28)
UBS AG 09/04/2024 $ 197 GBP 151 — (2)
Westpac Banking Corporation 09/04/2024 JPY 113,716 $ 787 — (9)
Westpac Banking Corporation 10/02/2024 $ 790 JPY 113,716 8 —
Total $ 23 $ (169)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.42 N/A 5.00% Quarterly 06/20/2029 $ 5,505 $ 309 $ 80 $ 389
Total $ 309 $ 80 $ 389
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $5,505.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Pay 2.44% Semiannual Annual N/A 06/24/2054 EUR 58 $ 1 $ — $ 1
6 Month Euro Interbank Offered Rate Receive 2.43% Annual Semiannual N/A 06/20/2054 85 (1) — (1)
6 Month Euro Interbank Offered Rate Receive 2.43% Annual Semiannual N/A 06/19/2054 88 (1) — (1)
6 Month Euro Interbank Offered Rate Receive 2.49% Annual Semiannual N/A 02/19/2054 487 (12) — (12)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 487 (14) — (14)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 1,131 (34) (1) (35)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 03/01/2054 245 (7) — (7)
6 Month Euro Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 04/22/2054 398 (14) (1) (15)
6 Month Euro Interbank Offered Rate Receive 2.46% Semiannual Semiannual N/A 03/22/2054 103 (2) — (2)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.56% Maturity Maturity N/A 04/13/2028 $ 1,505 (7) — (7)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.18% Maturity Maturity N/A 08/07/2028 3,825 9 — 9

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.30% Maturity Maturity N/A 06/17/2026 $ 5,250 $ (26) $ — $ (26)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.05% Maturity Maturity N/A 08/09/2026 2,215 2 — 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.55% Maturity Maturity N/A 05/07/2049 535 (19) — (19)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.48% Maturity Maturity N/A 03/20/2026 3,650 (13) — (13)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.31% Maturity Maturity N/A 08/23/2049 525 6 — 6
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.43% Maturity Maturity N/A 02/21/2028 900 (2) — (2)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.13% Maturity Maturity N/A 01/09/2026 3,775 11 — 11
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Maturity Maturity N/A 11/21/2026 1,770 (2) — (2)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.41% Maturity Maturity N/A 06/02/2028 2,000 5 (1) 4
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Maturity Maturity N/A 05/22/2028 6,725 11 — 11
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.45% Maturity Maturity N/A 07/02/2026 915 (7) — (7)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.47% Maturity Maturity N/A 07/15/2049 555 (11) — (11)
Eurostat Eurozone HICP ex Tobacco Receive 1.87% Maturity Maturity N/A 08/15/2029 EUR 1,440 (1) 2 1
Eurostat Eurozone HICP ex Tobacco Receive 1.93% Maturity Maturity N/A 08/15/2029 1,450 (4) 1 (3)
Eurostat Eurozone HICP ex Tobacco Receive 2.00% Maturity Maturity N/A 08/15/2034 185 — — —
Secured Overnight Financing Rate Pay 3.70% Annual Annual N/A 08/02/2034 $ 241 5 — 5
Secured Overnight Financing Rate Pay 3.56% Annual Annual N/A 08/05/2034 981 7 — 7
Secured Overnight Financing Rate Pay 3.35% Annual Annual N/A 08/05/2034 1,204 (12) — (12)
Secured Overnight Financing Rate Receive 3.46% Annual Annual N/A 08/08/2034 443 — — —
Secured Overnight Financing Rate Pay 3.51% Annual Annual N/A 08/09/2034 487 2 — 2
Secured Overnight Financing Rate Receive 3.40% Annual Annual N/A 11/15/2049 590 5 — 5
Secured Overnight Financing Rate Pay 3.77% Annual Annual N/A 07/15/2034 446 11 — 11
Secured Overnight Financing Rate Pay 3.78% Annual Annual N/A 06/18/2034 446 11 — 11
Tokyo Overnight  Average Rate Receive 0.41% Annual Annual N/A 05/21/2026 JPY 310,870 (2) 1 (1)
Tokyo Overnight  Average Rate Pay 0.99% Annual Annual N/A 05/21/2034 65,430 5 — 5
Tokyo Overnight  Average Rate Pay 0.85% Annual Annual N/A 03/11/2034 72,395 — — —
Tokyo Overnight  Average Rate Receive 0.27% Annual Annual N/A 03/11/2026 344,750 2 1 3
United Kingdom Retail Prices Index Pay 3.75% Maturity Maturity N/A 08/15/2029 GBP 1,185 1 — 1
Total $ (97) $ 2 $ (95)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2024
See accompanying notes.

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
Bank of America
NA
(a)
UST 13 Week Bill High
Discount Rate + 0.25%
Refinitiv / CoreCommodity
CRB 3-Month Forward Index
Total Return
Monthly 05/01/2025 $ 44,453 $ — $ — $ (560)
Bank of America
NA
(a)
UST 13 Week Bill High
Discount Rate + 0.21%
Refinitiv / CoreCommodity
CRB(R) Index Total Return
Monthly 05/01/2025 17,460 — — (74)
Citigroup Inc
(a)
UST 13 Week Bill High
Discount Rate + 0.24%
Refinitiv / CoreCommodity
CRB 3-Month Forward Index
Total Return
Monthly 05/01/2025 68,639 — — (864)
Citigroup Inc
(a)
UST 13 Week Bill High
Discount Rate + 0.21%
Refinitiv / CoreCommodity
CRB(R) Index Total Return
Monthly 05/01/2025 20,706 — — (87)
Total $ — $ — $ (1,585)
Amounts in thousands.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .26 % Shares Held Value (000's)
Money Market Funds - 1 .26%
Principal Government Money Market Fund - Class
R-6 5.21%
(a),(b)
974,696 $ 975
TOTAL INVESTMENT COMPANIES $ 975
COMMON STOCKS - 98 .00 % Shares Held Value (000's)
Advertising - 1 .65%
Interpublic Group of Cos Inc/The 39,140 $ 1,276
Automobile Parts & Equipment - 2 .16%
Autoliv Inc 16,333 1,674
Banks - 2 .57%
Cullen/Frost Bankers Inc 17,727 1,990
Building Materials - 2 .87%
Lennox International Inc 3,756 2,217
Chemicals - 2 .42%
FMC Corp 12,481 806
RPM International Inc 9,184 1,068
$ 1,874
Commercial Services - 2 .91%
Morningstar Inc 7,168 2,249
Computers - 0 .71%
Amdocs Ltd 6,304 548
Consumer Products - 3 .61%
Avery Dennison Corp 11,021 2,445
WD-40 Co 1,355 356
$ 2,801
Diversified Financial Services - 4 .53%
Hamilton Lane Inc 15,408 2,355
LPL Financial Holdings Inc 5,088 1,141
$ 3,496
Electric - 2 .90%
Alliant Energy Corp 38,465 2,241
Electrical Components & Equipment - 2 .32%
Littelfuse Inc 6,579 1,791
Electronics - 1 .68%
nVent Electric PLC 19,147 1,301
Entertainment - 1 .26%
Live Nation Entertainment Inc
(c)
9,957 973
Food - 0 .65%
Simply Good Foods Co/The
(c)
15,898 502
Hand & Machine Tools - 7 .62%
Lincoln Electric Holdings Inc 10,296 1,993
MSA Safety Inc 11,314 2,066
Snap-on Inc 6,470 1,836
$ 5,895
Healthcare - Products - 7 .79%
Bio-Techne Corp 27,239 2,015
STERIS PLC 9,710 2,341
Teleflex Inc 6,794 1,666
$ 6,022
Healthcare - Services - 3 .02%
Universal Health Services Inc 9,803 2,333
Insurance - 5 .87%
Fidelity National Financial Inc 39,670 2,340
Kinsale Capital Group Inc 2,197 1,079
Markel Group Inc
(c)
698 1,117
$ 4,536
Leisure Products & Services - 4 .58%
Brunswick Corp/DE 24,534 1,939
YETI Holdings Inc
(c)
39,692 1,600
$ 3,539
Machinery - Diversified - 2 .75%
Nordson Corp 8,281 2,125
Oil & Gas - 4 .12%
Coterra Energy Inc 33,455 815
Helmerich & Payne Inc 24,651 804
HF Sinclair Corp 21,702 1,066
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Permian Resources Corp 35,402 $ 504
$ 3,189
REITs - 8 .17%
Alexandria Real Estate Equities Inc 14,493 1,733
Equity LifeStyle Properties Inc 24,625 1,790
Essential Properties Realty Trust Inc 31,179 995
Terreno Realty Corp 26,125 1,804
$ 6,322
Retail - 5 .57%
Casey's General Stores Inc 5,469 1,981
Tractor Supply Co 8,718 2,333
$ 4,314
Semiconductors - 2 .69%
Teradyne Inc 15,223 2,081
Software - 8 .54%
Cloudflare Inc
(c)
12,292 1,010
Fair Isaac Corp
(c)
1,291 2,234
HubSpot Inc
(c)
2,422 1,209
Tyler Technologies Inc
(c)
3,666 2,155
$ 6,608
Transportation - 2 .61%
Expeditors International of Washington Inc 16,371 2,020
Water - 2 .43%
Essential Utilities Inc 48,295 1,883
TOTAL COMMON STOCKS $ 75,800
Total Investments $ 76,775
Other Assets and Liabilities -  0.74% 575
TOTAL NET ASSETS - 100.00% $ 77,350
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Edge MidCap Fund
August 31, 2024
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 1,805 $ 17,156 $ 17,986 $ 975
$ 1,805 $ 17,156 $ 17,986 $ 975
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 81 $ — $ — $ —
$ 81 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 19.55% Shares Held Value (000's)
Closed-End Funds - 0.45%
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 $ 85
BlackRock MuniYield Quality Fund III Inc 6,330 73
Blackstone Senior Floating Rate 2027 Term Fund 7,563 108
Blackstone Strategic Credit 2027 Term Fund 9,388 114
First Trust Senior Floating Rate Income Fund II 6,594 69
Franklin Universal Trust 13,711 100
Invesco Municipal Opportunity Trust 18,794 189
Invesco Value Municipal Income Trust 7,753 99
Nuveen AMT-Free Quality Municipal Income Fund 29,283 340
Nuveen Credit Strategies Income Fund 33,083 191
Nuveen Municipal Credit Income Fund 22,907 292
Nuveen Municipal Value Fund Inc 14,992 132
Saba Capital Income & Opportunities Fund 10,973 81
$ 1,873
Exchange-Traded Funds - 1.57%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
2,985 40
iShares 0-5 Year TIPS Bond ETF 15,870 1,593
iShares Broad USD High Yield Corporate Bond
ETF
13,735 512
iShares Core MSCI Emerging Markets ETF 4,175 227
iShares Floating Rate Bond ETF 31,225 1,595
iShares MSCI EAFE Value ETF 715 41
iShares Russell 2000 ETF 623 137
iShares Russell 2000 Growth ETF 268 76
iShares Russell 2000 Value ETF 4,206 705
iShares Short Treasury Bond ETF 14,440 1,597
$ 6,523
Money Market Funds - 17.53%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.20%
(a),(b)
4,269,539 4,269
Principal Government Money Market Fund - Class
R-6 5.21%
(b),(c)
68,412,890 68,413
$ 72,682
TOTAL INVESTMENT COMPANIES $ 81,078
CONVERTIBLE PREFERRED STOCKS
- 0.02% Shares Held Value (000's)
Diversified Financial Services - 0.01%
Apollo Global Management Inc 6.75%, 07/31/2026 586 $ 37
Pipelines - 0.01%
Southcross Energy Series A 0.00%
(d),(e)
2,399,339 52
TOTAL CONVERTIBLE PREFERRED STOCKS $ 89
COMMON STOCKS - 38.68% Shares Held Value (000's)
Advertising - 0.17%
Dentsu Group Inc 2,500 $ 77
National CineMedia Inc
(d)
8,999 62
Omnicom Group Inc
(f),(g)
2,809 282
Publicis Groupe SA 468 52
Taboola.com Ltd
(d)
15,484 54
Trade Desk Inc/The
(d),(f)
1,549 162
$ 689
Aerospace & Defense - 0.65%
Airbus SE 257 40
General Dynamics Corp
(g)
1,228 368
General Electric Co
(g)
3,348 584
HEICO Corp - Class A
(f)
502 100
Howmet Aerospace Inc
(f),(g)
3,405 329
Lockheed Martin Corp
(f),(g)
1,461 830
Northrop Grumman Corp 268 140
RTX Corp
(f)
173 21
Safran SA 378 83
Singapore Technologies Engineering Ltd 5,300 18
Spirit AeroSystems Holdings Inc
(d)
1,604 57
Thales SA 75 13
TransDigm Group Inc
(g)
84 115
$ 2,698
COMMON STOCKS (continued) Shares Held Value (000’s)
Agriculture - 0.11%
Altria Group Inc
(g)
2,314 $ 125
Archer-Daniels-Midland Co
(g)
2,449 149
Imperial Brands PLC 1,891 54
Philip Morris International Inc
(g)
1,190 147
$ 475
Airlines - 0.17%
American Airlines Group Inc
(d),(g)
16,043 170
Delta Air Lines Inc
(g)
12,379 526
$ 696
Apparel - 0.54%
Asics Corp 3,400 68
Capri Holdings Ltd
(d)
20,910 747
Carter's Inc 612 40
Crocs Inc
(d)
237 35
Kontoor Brands Inc 880 66
NIKE Inc
(g)
7,330 611
On Holding AG
(d)
1,941 91
Ralph Lauren Corp
(g)
1,225 210
Steven Madden Ltd 1,404 63
Tapestry Inc
(g)
7,016 287
$ 2,218
Automobile Manufacturers - 0.25%
Blue Bird Corp
(d)
1,712 88
Cummins Inc
(g)
416 130
General Motors Co
(g)
6,774 337
Honda Motor Co Ltd 3,300 37
Isuzu Motors Ltd 7,300 111
Mazda Motor Corp 6,900 58
PACCAR Inc
(g)
54 5
REV Group Inc 1,832 58
Subaru Corp 2,600 50
Volvo AB - B Shares 5,706 152
Volvo Car AB
(d)
798 2
Zapp Electric Vehicles Group Ltd - Warrants
(d)
1,167 —
$ 1,028
Automobile Parts & Equipment - 0.08%
BorgWarner Inc
(g)
2,220 76
Dana Inc 2,124 24
Gentex Corp 3,296 103
Goodyear Tire & Rubber Co/The
(d)
4,901 43
Phinia Inc 1,172 56
Visteon Corp
(d)
230 24
$ 326
Banks - 1.26%
Banco Bilbao Vizcaya Argentaria SA 329 3
Banco BPM SpA 1,313 9
Bank of America Corp
(f),(g)
4,916 201
Bank of New York Mellon Corp/The 297 20
Bank OZK 1,259 55
Banner Corp 844 50
BOC Hong Kong Holdings Ltd 32,000 100
Cadence Bank 3,633 117
CaixaBank SA 2,554 15
Citigroup Inc
(g)
810 51
Citizens Financial Group Inc 250 11
Columbia Banking System Inc 2,222 56
Commerzbank AG 248 4
Computershare Ltd 6,879 132
Credit Agricole SA 1,000 16
Danske Bank A/S 551 17
DBS Group Holdings Ltd 5,940 166
DNB Bank ASA 12,898 272
Fifth Third Bancorp
(f)
968 41
FinecoBank Banca Fineco SpA 15,374 264
First Bancshares Inc/The 4,746 163
First Hawaiian Inc 2,397 58
First Interstate BancSystem Inc 2,018 63
FNB Corp/PA 3,773 56
Goldman Sachs Group Inc/The
(f),(g)
550 281

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Heartland Financial USA Inc 8,588 $ 479
Home BancShares Inc/AR 2,610 73
HSBC Holdings PLC 389 3
Huntington Bancshares Inc/OH 61 1
Independent Bank Group Inc 4,678 272
JPMorgan Chase & Co
(f),(g)
2,561 576
M&T Bank Corp 838 145
Morgan Stanley
(f)
3,530 366
Northern Trust Corp 88 8
OFG Bancorp 1,072 49
Old National Bancorp/IN 3,128 62
PNC Financial Services Group Inc/The 177 33
Prosperity Bancshares Inc 658 48
Sandy Spring Bancorp Inc 2,109 66
Shizuoka Financial Group Inc 6,600 59
Standard Chartered PLC 9,788 101
Stellar Bancorp Inc 1,641 45
Sumitomo Mitsui Financial Group Inc 1,400 92
Truist Financial Corp 555 25
UBS Group AG 109 3
UniCredit SpA 159 7
United Community Banks Inc/GA 1,459 44
US Bancorp 4,789 226
Veritex Holdings Inc 1,784 45
Wells Fargo & Co
(g)
3,290 192
$ 5,241
Beverages - 0.42%
Coca-Cola Co/The
(g)
6,975 506
Coca-Cola HBC AG
(d)
10,287 382
Constellation Brands Inc
(g)
710 171
Keurig Dr Pepper Inc
(g)
7,607 278
Molson Coors Beverage Co
(g)
1,333 72
PepsiCo Inc
(g)
1,979 342
$ 1,751
Biotechnology - 0.58%
ACADIA Pharmaceuticals Inc
(d)
248 4
ADMA Biologics Inc
(d)
469 8
Akero Therapeutics Inc
(d)
142 4
Akouos Inc - Contingent Value Rights
(d),(e)
4,410 2
Alnylam Pharmaceuticals Inc
(d),(f)
216 57
Amicus Therapeutics Inc
(d)
608 7
ANI Pharmaceuticals Inc
(d)
38 2
Apogee Therapeutics Inc
(d)
355 18
Arcellx Inc
(d)
90 6
Arcturus Therapeutics Holdings Inc
(d)
356 8
Arcutis Biotherapeutics Inc
(d)
221 2
Ardelyx Inc
(d)
483 3
Argenx SE
(d)
184 95
Arrowhead Pharmaceuticals Inc
(d)
249 6
Avidity Biosciences Inc
(d)
762 34
Axsome Therapeutics Inc
(d)
73 7
Beam Therapeutics Inc
(d)
164 4
BioCryst Pharmaceuticals Inc
(d)
434 4
Biogen Inc
(d),(g)
1,139 233
Biohaven Ltd
(d)
154 6
BioMarin Pharmaceutical Inc
(d)
4,992 455
Blueprint Medicines Corp
(d)
441 42
Bridgebio Pharma Inc
(d)
291 8
Cassava Sciences Inc
(d)
91 3
Celldex Therapeutics Inc
(d)
880 36
Crinetics Pharmaceuticals Inc
(d)
773 41
CSL Ltd 50 10
Cytokinetics Inc
(d)
568 32
Denali Therapeutics Inc
(d)
264 7
Disc Medicine Inc
(d)
298 15
Dynavax Technologies Corp
(d)
278 3
Dyne Therapeutics Inc
(d)
165 8
Edgewise Therapeutics Inc
(d)
153 3
Genmab A/S
(d)
644 179
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Geron Corp
(d)
4,399 $ 21
Gilead Sciences Inc
(g)
4,678 370
Halozyme Therapeutics Inc
(d)
1,118 71
Ideaya Biosciences Inc
(d)
173 7
Illumina Inc
(d),(f)
551 72
Immunocore Holdings PLC ADR
(d)
186 7
Immunovant Inc
(d)
121 4
Incyte Corp
(d),(f),(g)
527 35
Inhibrx Biosciences Inc
(d)
1,101 16
Inhibrx Inc - Contingent Value Rights
(d),(e)
4,407 3
Innoviva Inc
(d)
116 2
Insmed Inc
(d)
661 51
Intellia Therapeutics Inc
(d)
521 12
Intra-Cellular Therapies Inc
(d)
319 23
Iovance Biotherapeutics Inc
(d)
528 6
Janux Therapeutics Inc
(d)
57 3
Keros Therapeutics Inc
(d)
62 3
Krystal Biotech Inc
(d)
52 10
Kymera Therapeutics Inc
(d)
92 5
Ligand Pharmaceuticals Inc
(d)
36 4
Myriad Genetics Inc
(d)
186 5
Neumora Therapeutics Inc
(d)
173 2
Novavax Inc
(d)
302 4
Nurix Therapeutics Inc
(d)
957 24
Nuvalent Inc
(d)
68 6
Prothena Corp PLC
(d)
212 5
PTC Therapeutics Inc
(d)
534 19
Recursion Pharmaceuticals Inc
(d)
439 3
REVOLUTION Medicines Inc
(d)
748 32
Rocket Pharmaceuticals Inc
(d)
1,116 21
Royalty Pharma PLC 347 10
Soleno Therapeutics Inc
(d)
47 2
SpringWorks Therapeutics Inc
(d)
141 6
Structure Therapeutics Inc ADR
(d)
272 10
Syndax Pharmaceuticals Inc
(d)
814 17
Tevogen Bio Holdings Inc - Warrants
(d)
597 —
TG Therapeutics Inc
(d)
246 6
United Therapeutics Corp
(d)
237 86
Vera Therapeutics Inc
(d)
82 3
Veracyte Inc
(d)
158 5
Vericel Corp
(d)
100 5
Vertex Pharmaceuticals Inc
(d)
138 68
Viridian Therapeutics Inc
(d)
130 2
Xencor Inc
(d)
123 2
$ 2,420
Building Materials - 0.84%
AGC Inc 400 13
AZEK Co Inc/The
(d)
1,470 63
Builders FirstSource Inc
(d),(g)
1,613 281
Carrier Global Corp
(f)
23,785 1,731
Cemex SAB de CV ADR 34,259 210
CRH PLC 39 3
CRH PLC 766 68
Masco Corp
(g)
3,928 312
Mohawk Industries Inc
(d),(g)
1,094 170
Owens Corning 1,083 183
Trane Technologies PLC
(f)
1,142 413
Vulcan Materials Co
(f)
103 25
$ 3,472
Chemicals - 0.99%
Air Liquide SA 35 7
Arcadium Lithium PLC
(d)
4,413 12
Cabot Corp 701 74
Celanese Corp
(g)
252 33
DuPont de Nemours Inc
(g)
18,386 1,548
Ecolab Inc
(f),(g)
1,184 300
Evonik Industries AG 12,980 288
FMC Corp 985 64
Linde PLC 1,231 588

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
LyondellBasell Industries NV 2,987 $ 295
Mativ Holdings Inc 3,019 57
Minerals Technologies Inc 902 70
Mosaic Co/The
(g)
6,362 182
Nippon Paint Holdings Co Ltd 8,900 56
Nitto Denko Corp 400 34
PPG Industries Inc 664 86
Sensient Technologies Corp 845 66
Sherwin-Williams Co/The
(g)
805 297
Toray Industries Inc 11,000 57
$ 4,114
Coal - 0.01%
Ramaco Resources Inc - A Shares 4,233 52
Commercial Services - 1.13%
Adtalem Global Education Inc
(d)
929 70
Altaba Inc - Escrow
(d),(e)
837,142 1,172
Automatic Data Processing Inc
(g)
945 261
Block Inc
(d),(f)
1,722 114
Bureau Veritas SA 1,841 61
Cintas Corp
(f),(g)
309 249
CoreCivic Inc
(d)
4,615 64
Corpay Inc
(d),(g)
825 260
European Wax Center Inc
(d)
1,739 12
Experian PLC 1,286 62
H&R Block Inc 976 62
Laureate Education Inc 4,354 67
Loomis AB 1,916 65
Moody's Corp
(g)
177 86
Nuvei Corp 19,109 636
PayPal Holdings Inc
(d),(g)
4,912 356
PROG Holdings Inc 1,484 69
Progyny Inc
(d)
1,464 34
Quanta Services Inc
(g)
21 6
Remitly Global Inc
(d)
4,512 62
Repay Holdings Corp
(d)
8,928 75
S&P Global Inc
(g)
697 358
Shift4 Payments Inc
(d)
718 60
Transurban Group 916 8
TriNet Group Inc 347 36
United Rentals Inc
(f),(g)
408 302
Verra Mobility Corp
(d)
3,152 87
$ 4,694
Computers - 1.49%
Accenture PLC - Class A 1,558 532
Apple Inc
(f),(g)
14,991 3,433
Cognizant Technology Solutions Corp 182 14
Crowdstrike Holdings Inc
(d),(g)
79 22
CyberArk Software Ltd
(d)
246 71
Dell Technologies Inc 419 48
EPAM Systems Inc
(d)
28 6
ExlService Holdings Inc
(d)
1,911 70
Fortinet Inc
(d),(f)
1,592 122
Hewlett Packard Enterprise Co
(g)
6,744 131
HP Inc
(g)
7,269 263
International Business Machines Corp
(g)
750 152
Leidos Holdings Inc
(g)
2,390 379
Maximus Inc 685 63
NCR Voyix Corp
(d)
4,286 58
NetApp Inc
(f),(g)
4,327 522
SCSK Corp 3,000 60
Seagate Technology Holdings PLC
(f)
114 12
Super Micro Computer Inc
(d),(g)
325 142
Teleperformance SE 242 26
Zscaler Inc
(d),(f)
306 61
$ 6,187
Consumer Products - 0.12%
Avery Dennison Corp
(g)
614 136
Clorox Co/The
(f)
453 72
Helen of Troy Ltd
(d)
882 47
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
Kimberly-Clark Corp
(g)
1,775 $ 257
$ 512
Cosmetics & Personal Care - 0.45%
Colgate-Palmolive Co
(g)
1,886 201
Edgewell Personal Care Co 1,130 45
elf Beauty Inc
(d)
856 128
Kao Corp 7,200 323
Kenvue Inc
(g)
8,298 183
Prestige Consumer Healthcare Inc
(d)
101 7
Procter & Gamble Co/The
(g)
3,101 532
Unicharm Corp 8,700 302
Unilever PLC 2,042 132
$ 1,853
Distribution & Wholesale - 0.29%
Fastenal Co
(f)
3,940 269
IMCD NV 73 12
ITOCHU Corp 400 21
LKQ Corp
(g)
7,262 302
MRC Global Inc
(d)
6,945 92
Rush Enterprises Inc - Class A 835 44
Toyota Tsusho Corp 1,200 23
WW Grainger Inc
(f),(g)
425 419
$ 1,182
Diversified Financial Services - 1.22%
4L Technologies
(d),(e)
24,306 —
Air Lease Corp 1,221 57
Ally Financial Inc
(f)
546 24
American Express Co
(f),(g)
2,057 532
Ameriprise Financial Inc 41 18
BlackRock Inc
(g)
176 159
Bread Financial Holdings Inc 1,251 73
Capital One Financial Corp
(f)
1,676 246
Cboe Global Markets Inc 568 117
Charles Schwab Corp/The
(g)
1,592 103
CME Group Inc
(g)
1,105 238
Discover Financial Services 1,744 242
Element Comm Aviation
(d),(e),(h)
280 —
Encore Capital Group Inc
(d)
309 16
Enova International Inc
(d)
1,000 86
Evercore Inc - Class A 282 69
Federal Agricultural Mortgage Corp 290 57
Franklin Resources Inc
(f),(g)
6,001 121
IGM Financial Inc 6,100 180
Intercontinental Exchange Inc
(g)
1,684 272
Invesco Ltd 179 3
Mastercard Inc
(g)
590 285
Nasdaq Inc
(g)
2,084 150
Navient Corp 3,200 54
ORIX Corp 9,200 231
PJT Partners Inc 467 58
Radian Group Inc 2,107 76
Raymond James Financial Inc 1,354 162
Singapore Exchange Ltd 22,300 185
Synchrony Financial
(f)
2,035 102
T Rowe Price Group Inc
(f),(g)
1,067 113
TMX Group Ltd 1,400 45
TPG Inc 1,431 72
Tradeweb Markets Inc
(f)
1,656 196
Visa Inc
(g)
2,233 618
Voya Financial Inc 1,222 87
$ 5,047
Electric - 0.59%
Ameresco Inc
(d)
688 21
Atlantica Sustainable Infrastructure PLC 21,394 467
Constellation Energy Corp
(g)
1,458 287
Dominion Energy Inc 1,317 74
Duke Energy Corp
(g)
639 73
Edison International 1,432 125
Eversource Energy
(f)
1,910 128

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp
(f)
6,433 $ 245
Iberdrola SA 8,131 115
Northland Power Inc 4,400 67
NRG Energy Inc
(g)
7,971 678
PG&E Corp 852 17
Portland General Electric Co 1,284 62
Public Service Enterprise Group Inc
(g)
486 39
Xcel Energy Inc
(f)
741 45
$ 2,443
Electrical Components & Equipment - 0.26%
Acuity Brands Inc 108 27
AMETEK Inc
(g)
842 144
Brother Industries Ltd 2,600 49
Eaton Corp PLC
(f)
688 211
Emerson Electric Co
(g)
2,862 302
Energizer Holdings Inc 1,684 55
Generac Holdings Inc
(d),(g)
1,379 216
Novanta Inc
(d)
346 63
Zeo Energy Corp - Warrants
(d)
524 —
$ 1,067
Electronics - 0.44%
ABB Ltd 2,102 121
Amphenol Corp
(g)
2,135 144
Brady Corp 1,056 78
Flex Ltd
(d)
2,254 73
Garmin Ltd 553 101
Honeywell International Inc
(g)
1,083 225
Hoya Corp 1,700 241
Ibiden Co Ltd 1,600 56
Jabil Inc
(g)
860 94
Keysight Technologies Inc
(d),(g)
466 72
Mettler-Toledo International Inc
(d),(g)
133 192
Murata Manufacturing Co Ltd 6,500 136
NEXTracker Inc
(d)
553 23
NIDEC CORP 1,800 73
TDK Corp 100 7
TE Connectivity Ltd 632 97
TTM Technologies Inc
(d)
3,640 71
Yokogawa Electric Corp 700 20
$ 1,824
Energy - Alternate Sources - 0.04%
Enphase Energy Inc
(d)
774 94
First Solar Inc
(d)
261 59
Shoals Technologies Group Inc
(d)
2,231 12
$ 165
Engineering & Construction - 0.36%
Acciona SA 670 90
ACS Actividades de Construccion y Servicios SA 2,133 97
AECOM
(f)
5,110 512
Bouygues SA 714 26
Eiffage SA 318 33
Fluor Corp
(d)
2,594 130
Jacobs Solutions Inc
(g)
1,611 243
Vinci SA 934 112
WSP Global Inc 1,400 233
$ 1,476
Entertainment - 0.64%
Caesars Entertainment Inc
(d),(f),(g)
6,274 236
DraftKings Inc
(d)
2,522 87
Everi Holdings Inc
(d)
24,373 318
International Game Technology PLC
(f)
76,300 1,708
Live Nation Entertainment Inc
(d)
1,538 150
Monarch Casino & Resort Inc 745 57
Toho Co Ltd/Tokyo 2,600 100
$ 2,656
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0.73%
Casella Waste Systems Inc
(d)
473 $ 51
Pentair PLC 1,818 161
Republic Services Inc
(f),(g)
503 105
Stericycle Inc
(d)
34,479 2,043
Veralto Corp
(g)
2,944 331
Waste Connections Inc
(f)
1,329 248
Waste Management Inc
(f)
315 67
$ 3,006
Food - 0.75%
Albertsons Cos Inc 25,010 491
Conagra Brands Inc
(f),(g)
8,632 270
General Mills Inc
(g)
624 45
George Weston Ltd 200 33
Hormel Foods Corp
(g)
5,008 163
Kellanova
(g)
13,809 1,113
Kraft Heinz Co/The
(g)
7,380 261
Kroger Co/The
(g)
2,520 134
Mondelez International Inc
(f),(g)
4,746 341
Sysco Corp
(g)
1,853 144
Tyson Foods Inc 2,011 129
$ 3,124
Forest Products & Paper - 0.05%
International Paper Co
(g)
4,347 211
Gas - 0.04%
New Jersey Resources Corp 1,339 62
Spire Inc 862 57
UGI Corp 2,025 50
$ 169
Hand & Machine Tools - 0.19%
Kennametal Inc 2,342 60
Makita Corp 7,600 255
Schindler Holding AG - PC 485 135
Snap-on Inc
(g)
866 246
Techtronic Industries Co Ltd 7,053 94
$ 790
Healthcare - Products - 1.76%
Abbott Laboratories 308 35
ABIOMED Inc - Contingent Value Rights
(d),(e)
692 1
Agilent Technologies Inc 785 112
Align Technology Inc
(d)
216 51
Allurion Technologies Inc - Warrants
(d)
931 —
Artivion Inc
(d)
2,875 78
Axonics Inc
(d),(f)
28,908 1,999
Baxter International Inc
(g)
13,095 497
Boston Scientific Corp
(d)
877 72
CareDx Inc
(d)
102 3
Carl Zeiss Meditec AG 143 11
Danaher Corp
(g)
1,152 310
Edwards Lifesciences Corp
(d)
1,628 114
Exact Sciences Corp
(d),(f)
1,869 115
GE HealthCare Technologies Inc
(g)
3,598 305
Glaukos Corp
(d)
220 30
Hologic Inc
(d),(g)
4,010 326
Inari Medical Inc
(d)
501 22
Inspire Medical Systems Inc
(d)
224 40
Insulet Corp
(d),(f)
749 152
Integra LifeSciences Holdings Corp
(d)
2,456 50
Intuitive Surgical Inc
(d)
156 77
Koninklijke Philips NV
(d)
3,457 104
Medtronic PLC 2,757 244
Natera Inc
(d)
443 52
Omnicell Inc
(d)
1,503 67
PROCEPT BioRobotics Corp
(d)
1,441 114
Psyence Biomedical Ltd - Warrants
(d)
974 —
ResMed Inc
(f),(g)
1,869 458
SI-BONE Inc
(d)
2,176 36
Silk Road Medical Inc
(d)
29,219 792
Solventum Corp
(d),(g)
8,303 532
Stryker Corp
(f)
1,014 366

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Thermo Fisher Scientific Inc
(g)
126 $ 78
TransMedics Group Inc
(d)
239 40
Twist Bioscience Corp
(d)
120 5
$ 7,288
Healthcare - Services - 1.50%
Acadia Healthcare Co Inc
(d)
485 40
Amedisys Inc
(d)
17,778 1,742
Catalent Inc
(d),(f)
30,941 1,886
Centene Corp
(d),(g)
3,132 247
Charles River Laboratories International Inc
(d)
459 91
DaVita Inc
(d),(g)
1,169 177
Elevance Health Inc
(g)
433 241
Eurofins Scientific SE 1,426 81
Fresenius Medical Care AG 943 36
HCA Healthcare Inc
(f),(g)
1,007 399
Humana Inc 235 83
IQVIA Holdings Inc
(d),(g)
521 131
Lonza Group AG 55 36
Molina Healthcare Inc
(d),(g)
313 110
Quest Diagnostics Inc 791 124
UnitedHealth Group Inc
(f),(g)
1,211 715
Universal Health Services Inc
(f)
349 83
$ 6,222
Holding Companies - Diversified - 0.26%
Achari Ventures Holdings Corp I - Warrants
(d)
3,610 —
Acropolis Infrastructure Acquisition Corp -
Escrow
(d),(e)
5,690 —
Aimfinity Investment Corp I
(d)
2,172 25
Alchemy Investments Acquisition Corp 1
(d)
6,215 67
Alchemy Investments Acquisition Corp 1 -
Warrants
(d)
3,107 —
AltEnergy Acquisition Corp - Warrants
(d)
449 —
Amprius Technologies Inc - Warrants
(d)
3,707 1
Ares Acquisition Corp II - Warrants
(d)
5,632 1
Arogo Capital Acquisition Corp - Warrants
(d)
4,211 —
Bowen Acquisition Corp
(d)
3,937 42
Bukit Jalil Global Acquisition 1 Ltd - Rights
(d)
2,239 —
Bukit Jalil Global Acquisition 1 Ltd - Warrants
(d)
1,119 —
CARTESIAN GROWTH CORP II - Warrants
(d)
781 —
Cartica Acquisition Corp
(d)
2,187 25
CERo Therapeutics Holdings Inc - Warrants
(d)
449 —
Colombier Acquisition Corp II
(d)
3,643 38
Direct Selling Acquisition Corp
(d)
3,078 34
ESH Acquisition Corp - Rights
(d)
5,825 1
EVe Mobility Acquisition Corp - Warrants
(d)
1,847 —
Evergreen Corp - Warrants
(d)
4,211 —
FTAC Emerald Acquisition Corp - Warrants
(d)
2,173 1
Global Blockchain Acquisition Corp - Warrants
(d)
10,160 —
Golden Star Acquisition Corp - Rights
(d)
3,462 1
Graf Global Corp
(d)
4,458 45
Haymaker Acquisition Corp 4
(d)
4,740 50
Haymaker Acquisition Corp 4 - Warrants
(d)
2,370 —
Inflection Point Acquisition Corp II - Warrants
(d)
2,571 1
International Media Acquisition Corp - Warrants
(d)
2,300 —
Iron Horse Acquisitions Corp
(d)
4,699 48
Iron Horse Acquisitions Corp - Rights
(d)
4,699 1
Iron Horse Acquisitions Corp - Warrants
(d)
4,699 —
Jaws Mustang Acquisition Corp - Warrants
(d)
4,137 —
Keen Vision Acquisition Corp
(d)
10,678 114
Keen Vision Acquisition Corp - Warrants
(d)
10,678 1
Learn CW Investment Corp
(d)
11,824 130
Nabors Energy Transition Corp II - Warrants
(d)
3,623 —
New Horizon Aircraft Ltd - Warrants
(d)
14,777 —
Oak Woods Acquisition Corp
(d)
4,220 46
Oak Woods Acquisition Corp - Warrants
(d)
10,768 —
Papaya Growth Opportunity Corp I - Warrants
(d)
1,648 —
Pershing Square Tontine Holdings Ltd
(d),(e)
977 —
Pershing Square Tontine Holdings Ltd - Escrow
(d),(e)
3,910 —
Plum Acquisition Corp I
(d)
2,911 30
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Plum Acquisition Corp I - Warrants
(d)
1,370 $ —
Pyrophyte Acquisition Corp - Warrants
(d)
600 —
Silverbox Corp IV
(d)
9,012 90
Slam Corp - Warrants
(d)
6,312 1
Spark I Acquisition Corp
(d)
8,467 89
Spark I Acquisition Corp - Warrants
(d)
4,233 1
Spring Valley Acquisition Corp II - Rights
(d)
1,102 —
Spring Valley Acquisition Corp II - Warrants
(d)
551 —
Target Global Acquisition I Corp - Warrants
(d)
1,309 —
TLGY Acquisition Corp
(d)
3,517 41
TMT Acquisition Corp
(d)
5,334 59
TMT Acquisition Corp - Rights
(d)
3,938 1
Volato Group Inc - Warrants
(d)
1,728 —
Voyager Acquisition Corp
(d)
9,148 91
$ 1,075
Home Builders - 0.09%
Champion Homes Inc
(d)
1,820 170
DR Horton Inc
(f),(g)
401 76
Lennar Corp - A Shares 88 16
PulteGroup Inc
(f),(g)
689 90
$ 352
Home Furnishings - 0.06%
Leggett & Platt Inc 4,194 53
MillerKnoll Inc 2,067 61
Rational AG 78 79
Xperi Inc
(d)
6,615 58
$ 251
Insurance - 1.07%
Aflac Inc 553 61
Ageas SA/NV 487 25
AIA Group Ltd 20,800 147
Allstate Corp/The 655 124
American International Group Inc
(g)
540 42
Aon PLC 289 99
Berkshire Hathaway Inc - Class B
(d),(g)
1,192 567
Brown & Brown Inc
(g)
1,402 147
Chubb Ltd 1,681 478
Cincinnati Financial Corp
(f)
542 74
Equitable Holdings Inc 988 42
Everest Group Ltd
(f)
468 183
Globe Life Inc 746 78
Hartford Financial Services Group Inc/The
(g)
1,391 162
iA Financial Corp Inc 2,100 161
Kemper Corp 828 52
Lancashire Holdings Ltd 6,326 56
Loews Corp
(g)
2,026 166
Marsh & McLennan Cos Inc 1,060 241
MetLife Inc
(g)
1,730 134
MS&AD Insurance Group Holdings Inc 7,400 171
NMI Holdings Inc
(d)
1,623 67
ProAssurance Corp
(d)
3,368 45
Progressive Corp/The
(f),(g)
968 244
Prudential Financial Inc
(g)
1,424 173
Prudential PLC 11,177 96
SiriusPoint Ltd
(d)
4,431 66
Travelers Cos Inc/The
(g)
351 80
Tryg A/S 447 10
W R Berkley Corp
(g)
1,091 65
Willis Towers Watson PLC 632 185
Zurich Insurance Group AG 342 199
$ 4,440
Internet - 2.32%
Airbnb Inc
(d)
662 78
Alphabet Inc - A Shares
(f),(g)
11,815 1,931
Alphabet Inc - C Shares 615 102
Amazon.com Inc
(d),(f),(g)
10,722 1,914
Booking Holdings Inc
(f),(g)
67 262
CDW Corp/DE
(g)
13 3
Criteo SA ADR
(d)
1,150 55

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
eBay Inc
(g)
2,976 $ 176
Etsy Inc
(d)
14,400 793
Eventbrite Inc
(d)
5,161 16
Expedia Group Inc
(d),(g)
734 102
F5 Inc
(d),(f),(g)
1,931 392
Gen Digital Inc
(g)
16,607 439
GoDaddy Inc
(d),(g)
508 85
Hims & Hers Health Inc
(d)
5,575 82
M3 Inc 10,200 99
Magnite Inc
(d)
6,250 86
Match Group Inc
(d),(f)
2,403 89
MercadoLibre Inc
(d),(f)
41 85
Meta Platforms Inc
(f),(g)
2,044 1,065
MonotaRO Co Ltd 100 2
Netflix Inc
(d),(f),(g)
1,101 772
Okta Inc
(d),(f)
330 26
Palo Alto Networks Inc
(d),(f)
10 4
Pinterest Inc
(d)
2,833 91
Roku Inc
(d),(f)
57 4
Shopify Inc
(d)
700 52
Spotify Technology SA
(d)
454 156
Squarespace Inc
(d)
1,042 47
Trend Micro Inc/Japan 600 36
Uber Technologies Inc
(d),(g)
2,385 175
VeriSign Inc
(d),(f),(g)
1,663 305
Ziff Davis Inc
(d)
397 19
ZOZO Inc 2,800 89
$ 9,632
Investment Companies - 0.01%
HA Sustainable Infrastructure Capital Inc 1,137 37
Iron & Steel - 0.85%
Fortescue Ltd 7,072 87
Haynes International Inc 16,261 978
Reliance Inc 288 83
Steel Dynamics Inc
(g)
193 23
United States Steel Corp
(f)
46,357 1,757
Vale SA ADR 55,000 579
voestalpine AG 631 15
$ 3,522
Leisure Products & Services - 0.19%
Malibu Boats Inc
(d)
1,476 54
Royal Caribbean Cruises Ltd 437 72
Viking Holdings Ltd
(d)
1,342 45
Vista Outdoor Inc
(d)
15,023 601
YETI Holdings Inc
(d)
600 24
$ 796
Lodging - 0.18%
Hilton Grand Vacations Inc
(d)
1,518 58
Hilton Worldwide Holdings Inc
(g)
984 216
Las Vegas Sands Corp 849 33
Marriott International Inc/MD
(g)
1,346 316
Wyndham Hotels & Resorts Inc 954 75
Wynn Resorts Ltd
(f)
763 59
$ 757
Machinery - Construction & Mining - 0.12%
BWX Technologies Inc 596 61
Caterpillar Inc
(f),(g)
1,069 381
GE Vernova Inc
(d),(g)
218 44
Hitachi Ltd 700 17
$ 503
Machinery - Diversified - 0.37%
Applied Industrial Technologies Inc 381 78
Atlas Copco AB - A Shares 5,015 91
Cactus Inc 1,000 59
CNH Industrial NV
(f)
829 9
Daifuku Co Ltd 1,100 21
Deere & Co 61 23
Dover Corp
(g)
1,649 307
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Ichor Holdings Ltd
(d)
1,347 $ 42
Middleby Corp/The
(d)
505 71
Otis Worldwide Corp
(f),(g)
4,316 409
Toro Co/The 86 8
Wartsila OYJ Abp 11,910 263
Westinghouse Air Brake Technologies Corp
(f)
611 104
Zurn Elkay Water Solutions Corp 1,460 47
$ 1,532
Media - 0.75%
Altice USA Inc
(d)
22,876 42
Comcast Corp - Class A
(g)
6,322 250
Endeavor Group Holdings Inc
(f)
54,411 1,495
Fox Corp - A Shares
(g)
7,271 301
iHeartMedia Inc
(d)
5,535 8
Liberty Media Corp-Liberty Formula One - C
Shares
(d),(f)
1,427 112
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
5,573 133
News Corp - A Shares
(g)
1,973 56
Paramount Global - Class B 14,724 154
Walt Disney Co/The
(f),(g)
6,242 564
$ 3,115
Metal Fabrication & Hardware - 0.05%
Prysmian SpA 447 31
SKF AB 5,034 95
Xometry Inc
(d)
3,234 64
$ 190
Mining - 0.55%
BHP Group Ltd 1,274 35
Ecobat Holdings, Inc - Class B 2,998 1,399
First Quantum Minerals Ltd
(d)
10,200 128
Freeport-McMoRan Inc
(f)
6,695 296
Kaiser Aluminum Corp 658 49
Kinross Gold Corp 19,200 174
Newmont Corp
(f)
259 14
Norsk Hydro ASA 7,134 40
Northern Star Resources Ltd 5,929 61
Rio Tinto PLC ADR 1,619 102
$ 2,298
Miscellaneous Manufacturers - 0.37%
3M Co
(g)
1,430 193
A O Smith Corp
(f),(g)
4,355 364
Alfa Laval AB 919 41
Axon Enterprise Inc
(d)
251 92
Fabrinet
(d)
76 19
Illinois Tool Works Inc
(f),(g)
611 155
Parker-Hannifin Corp
(g)
399 239
Sturm Ruger & Co Inc 802 34
Teledyne Technologies Inc
(d),(g)
478 207
Textron Inc
(g)
2,185 199
$ 1,543
Office Furnishings - 0.02%
Interface Inc 5,054 95
Oil & Gas - 1.59%
Canadian Natural Resources Ltd 3,374 122
Chevron Corp
(g)
2,120 314
Chord Energy Corp
(f)
262 39
Civitas Resources Inc 760 47
ConocoPhillips
(g)
3,176 362
Coterra Energy Inc
(g)
7,158 174
Devon Energy Corp
(f),(g)
6,607 296
Diamondback Energy Inc
(g)
1,476 288
ENEOS Holdings Inc 16,100 87
EOG Resources Inc
(g)
1,453 187
EQT Corp 2,549 85
Exxon Mobil Corp
(f)
1,169 138
Hess Corp
(f)
11,036 1,524
Inpex Corp 2,900 43
Marathon Oil Corp
(g)
17,362 497

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Marathon Petroleum Corp
(g)
348 $ 62
MEG Energy Corp 4,800 95
Occidental Petroleum Corp
(g)
1,438 82
PBF Energy Inc 1,229 42
Phillips 66
(g)
914 128
Seadrill Ltd
(d)
743 32
Southwestern Energy Co
(d)
285,451 1,821
Valero Energy Corp
(g)
230 34
Viper Energy Inc 2,164 103
$ 6,602
Oil & Gas Services - 0.62%
Baker Hughes Co
(f),(g)
6,297 222
ChampionX Corp 56,248 1,751
Halliburton Co
(g)
6,540 203
Helix Energy Solutions Group Inc
(d)
4,604 52
Schlumberger NV
(f)
4,897 215
Select Water Solutions Inc 5,734 66
Tidewater Inc
(d)
633 56
$ 2,565
Packaging & Containers - 0.54%
Ball Corp
(g)
7,515 480
Berry Global Group Inc 20,000 1,377
CCL Industries Inc 3,800 217
Greif Inc - Class A 883 55
Packaging Corp of America
(g)
267 56
Smurfit WestRock PLC 678 32
Smurfit WestRock PLC 216 10
$ 2,227
Pharmaceuticals - 1.59%
AbbVie Inc
(g)
1,815 356
Agios Pharmaceuticals Inc
(d)
120 6
Alkermes PLC
(d)
350 10
Amneal Pharmaceuticals Inc
(d)
329 3
Amphastar Pharmaceuticals Inc
(d)
81 4
Amplifon SpA 1,250 40
Arvinas Inc
(d)
135 4
AstraZeneca PLC ADR 1,654 145
Avadel Pharmaceuticals PLC
(d)
190 3
Becton Dickinson & Co
(g)
754 183
BellRing Brands Inc
(d)
301 17
Bristol-Myers Squibb Co
(f),(g)
11,082 554
Cardinal Health Inc
(g)
591 67
Catalyst Pharmaceuticals Inc
(d)
240 5
Cencora Inc
(g)
957 229
Cigna Group/The
(g)
697 252
Collegium Pharmaceutical Inc
(d)
67 3
Corcept Therapeutics Inc
(d)
168 6
CVS Health Corp
(g)
3,325 190
Daiichi Sankyo Co Ltd 3,300 139
Dexcom Inc
(d)
627 43
Eli Lilly & Co
(f),(g)
461 442
Grifols SA
(d)
316 4
GSK PLC 10,129 221
Harmony Biosciences Holdings Inc
(d)
60 2
Hikma Pharmaceuticals PLC 1,447 38
Johnson & Johnson
(g)
2,902 482
Kura Oncology Inc
(d)
151 3
Kyowa Kirin Co Ltd 1,500 34
Longboard Pharmaceuticals Inc
(d)
437 16
Madrigal Pharmaceuticals Inc
(d)
37 9
MannKind Corp
(d)
554 3
McKesson Corp
(g)
311 175
Merck & Co Inc
(f),(g)
5,665 671
Merus NV
(d)
309 16
Mirum Pharmaceuticals Inc
(d)
82 4
Neurocrine Biosciences Inc
(d)
671 85
Novartis AG 2,150 259
Novo Nordisk A/S 3,269 454
Ocular Therapeutix Inc
(d)
331 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Ono Pharmaceutical Co Ltd 10,100 $ 149
Orion Oyj 2,575 136
Pacira BioSciences Inc
(d)
1,633 25
Pfizer Inc
(f)
8,172 237
Protagonist Therapeutics Inc
(d)
125 5
Recordati Industria Chimica e Farmaceutica SpA 4,710 277
Rhythm Pharmaceuticals Inc
(d)
115 5
Sanofi SA ADR 2,052 115
Shionogi & Co Ltd 900 42
Supernus Pharmaceuticals Inc
(d)
104 4
Vaxcyte Inc
(d)
535 43
Verona Pharma PLC ADR
(d)
509 14
Viatris Inc
(g)
14,959 181
Zoetis Inc
(f)
944 173
$ 6,586
Pipelines - 0.24%
Enbridge Inc 4,332 174
Keyera Corp 6,600 198
Kinder Morgan Inc
(g)
13,165 284
Southcross Holdings
(d),(e)
615,976 —
Targa Resources Corp
(f)
1,167 171
Williams Cos Inc/The 3,363 154
$ 981
Private Equity - 0.04%
Blackstone Inc
(g)
340 49
KKR & Co Inc 967 119
$ 168
Real Estate - 0.37%
CBRE Group Inc
(d),(g)
1,004 116
Jones Lang LaSalle Inc
(d)
248 63
Marcus & Millichap Inc 1,438 57
McGrath RentCorp
(f)
10,995 1,189
Sagax AB 1,823 48
Sekisui House Ltd 1,000 26
Swiss Prime Site AG 475 53
$ 1,552
REITs - 1.04%
Alexandria Real Estate Equities Inc
(g)
929 111
American Tower Corp
(f)
2,233 501
AvalonBay Communities Inc
(g)
901 204
BXP Inc
(f)
803 60
Camden Property Trust
(g)
731 92
Canadian Apartment Properties REIT 5,300 206
CareTrust REIT Inc 2,656 79
Covivio SA/France 611 34
Dexus 1,474 7
Digital Realty Trust Inc
(g)
843 128
Equinix Inc
(f)
273 227
Equity Residential
(f)
7,231 542
Extra Space Storage Inc
(g)
1,018 180
Independence Realty Trust Inc 3,102 64
Land Securities Group PLC 4,254 35
Macerich Co/The 4,054 65
Mid-America Apartment Communities Inc
(f)
104 17
Pebblebrook Hotel Trust 3,746 50
Piedmont Office Realty Trust Inc 8,089 79
Prologis Inc 215 28
Realty Income Corp
(g)
3,136 195
RioCan Real Estate Investment Trust 15,800 219
Rithm Capital Corp 4,319 52
Ryman Hospitality Properties Inc 520 54
Simon Property Group Inc
(g)
1,747 292
Sun Communities Inc
(f)
1,442 195
UDR Inc 1,983 88
VICI Properties Inc
(f),(g)
10,229 342
Warehouses De Pauw CVA 875 23
Welltower Inc
(g)
1,162 140
$ 4,309

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 1.42%
Abercrombie & Fitch Co
(d)
243 $ 36
AutoZone Inc
(d),(f),(g)
40 128
Bath & Body Works Inc
(g)
5,638 174
Best Buy Co Inc
(f),(g)
1,690 170
Boot Barn Holdings Inc
(d)
291 39
Burlington Stores Inc
(d),(f)
844 226
Canadian Tire Corp Ltd 2,300 262
Chipotle Mexican Grill Inc
(d),(f)
200 11
Costco Wholesale Corp
(f),(g)
647 577
Cracker Barrel Old Country Store Inc 716 28
Darden Restaurants Inc
(g)
757 120
Dick's Sporting Goods Inc
(f)
285 68
Dollarama Inc 1,700 172
Dutch Bros Inc
(d)
634 20
Fast Retailing Co Ltd 300 97
Freshpet Inc
(d)
664 90
Home Depot Inc/The
(g)
358 132
Industria de Diseno Textil SA 3,297 179
JD Sports Fashion PLC 44,850 82
Lowe's Cos Inc
(g)
892 222
Lululemon Athletica Inc
(d),(f)
594 154
McDonald's Corp
(g)
1,752 506
O'Reilly Automotive Inc
(d),(f)
106 119
Pan Pacific International Holdings Corp 5,500 141
Ross Stores Inc
(f),(g)
2,179 328
Starbucks Corp 209 19
Target Corp
(f),(g)
2,558 393
TJX Cos Inc/The
(f),(g)
5,098 598
Ulta Beauty Inc
(d),(f),(g)
505 178
Walgreens Boots Alliance Inc
(g)
7,595 70
Walmart Inc
(f),(g)
4,303 332
Williams-Sonoma Inc
(f)
64 9
Wingstop Inc 115 44
Yum! Brands Inc
(g)
1,342 181
$ 5,905
Savings & Loans - 0.02%
Pacific Premier Bancorp Inc 2,154 56
WSFS Financial Corp 808 44
$ 100
Semiconductors - 2.25%
Analog Devices Inc
(f)
646 152
Applied Materials Inc
(f),(g)
1,453 287
ARM Holdings PLC ADR
(d)
425 56
ASM International NV 132 90
BE Semiconductor Industries NV 134 18
Broadcom Inc
(f),(g)
5,940 967
Entegris Inc
(f)
123 14
KLA Corp
(f),(g)
387 317
Lam Research Corp
(f),(g)
306 251
Lasertec Corp 500 97
Marvell Technology Inc 826 63
Microchip Technology Inc 247 20
Micron Technology Inc
(f),(g)
3,183 307
MKS Instruments Inc 250 30
Monolithic Power Systems Inc
(f)
45 42
NVIDIA Corp
(f),(g)
24,763 2,956
NXP Semiconductors NV
(f)
2,078 532
ON Semiconductor Corp
(d)
844 66
Qorvo Inc
(d),(g)
3,129 362
QUALCOMM Inc
(f),(g)
6,221 1,091
Samsung Electronics Co Ltd 753 42
Silicon Motion Technology Corp ADR 11,402 725
SiTime Corp
(d)
192 28
Skyworks Solutions Inc
(g)
2,961 324
Synaptics Inc
(d)
256 21
Teradyne Inc
(f)
101 14
Texas Instruments Inc 1,207 259
Tokyo Electron Ltd 600 108
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Tower Semiconductor Ltd
(d)
1,795 $ 79
$ 9,318
Software - 2.37%
Adeia Inc 3,878 49
Adobe Inc
(d)
230 132
Agilysys Inc
(d)
657 74
Airship AI Holdings Inc - Warrants
(d)
37,466 10
ANSYS Inc
(d)
1,232 396
Atlassian Corp
(d),(f)
178 30
Autodesk Inc
(d),(f)
121 31
AvePoint Inc
(d)
2,260 26
Broadridge Financial Solutions Inc
(g)
361 77
Cadence Design Systems Inc
(d)
72 19
Capcom Co Ltd 1,500 33
Clearwater Analytics Holdings Inc
(d)
1,899 47
Cloudflare Inc
(d),(f)
1,031 85
Confluent Inc
(d),(f)
1,783 38
Constellation Software Inc/Canada - Warrants
(d),(e)
153 —
Datadog Inc
(d),(f)
436 51
Docebo Inc
(d)
1,000 43
DocuSign Inc
(d),(f)
978 58
Duolingo Inc
(d)
60 13
Dynatrace Inc
(d),(f)
1,036 52
Electronic Arts Inc
(g)
1,555 236
Envestnet Inc
(d)
10,914 685
Fair Isaac Corp
(d),(g)
83 144
Fiserv Inc
(d),(g)
1,960 342
Five9 Inc
(d)
523 17
Global-e Online Ltd
(d)
915 32
HashiCorp Inc
(d)
59,902 2,033
iLearningEngines Holdings Inc - Warrants
(d)
1,824 —
Instructure Holdings Inc
(d)
968 23
Intapp Inc
(d)
504 23
Intuit Inc
(g)
170 108
Jamf Holding Corp
(d)
1,751 32
Konami Group Corp 800 73
LeddarTech Holdings Inc - Warrants
(d)
2,297 —
Manhattan Associates Inc
(d),(f)
136 36
Microsoft Corp
(f),(g)
6,535 2,727
MINDBODY Inc
(d),(e)
9,229 337
MKD Tech Inc - Warrants
(d)
8,878 —
MSCI Inc
(f)
81 47
Nemetschek SE 568 60
Nexon Co Ltd 7,400 146
Oracle Corp
(f)
881 124
Paychex Inc
(g)
9 1
PowerSchool Holdings Inc
(d)
1,909 43
Roper Technologies Inc
(g)
280 155
Salesforce Inc
(f),(g)
1,407 355
SAP SE 380 83
SEMrush Holdings Inc
(d)
3,804 52
ServiceNow Inc
(d),(f)
235 201
SolarWinds Corp 4,134 53
Synopsys Inc
(d),(g)
49 25
TIS Inc 3,200 80
Veradigm Inc
(d)
5,160 51
Verint Systems Inc
(d)
1,981 63
Xero Ltd
(d)
1,847 179
$ 9,830
Telecommunications - 0.72%
Arista Networks Inc
(d)
423 149
AT&T Inc
(g)
2,992 60
BT Group PLC 1,779 3
Cisco Systems Inc
(g)
4,839 245
Corning Inc
(f)
3,501 147
Elisa Oyj 410 21
Infinera Corp
(d)
10,194 64
InterDigital Inc 397 55
Juniper Networks Inc 27,395 1,065

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
KDDI Corp 2,400 $ 81
Motorola Solutions Inc
(f),(g)
580 256
Spark New Zealand Ltd 44,883 100
Telenor ASA 8,556 106
T-Mobile US Inc
(g)
1,755 348
Verizon Communications Inc
(g)
3,754 157
Vodafone Group PLC 135,539 133
$ 2,990
Transportation - 0.46%
AP Moller - Maersk A/S - B 76 114
CSX Corp
(g)
8,238 282
Expeditors International of Washington Inc 1,197 148
FedEx Corp
(g)
1,067 319
Freightos Ltd - Warrants
(d)
388 —
Kawasaki Kisen Kaisha Ltd 12,300 182
Knight-Swift Transportation Holdings Inc 1,804 94
Marten Transport Ltd 2,352 41
Old Dominion Freight Line Inc
(g)
184 35
Ryder System Inc 501 73
Union Pacific Corp
(g)
1,267 325
United Parcel Service Inc
(g)
2,387 306
$ 1,919
Trucking & Leasing - 0.02%
Greenbrier Cos Inc/The 1,323 64
Water - 0.01%
United Utilities Group PLC 3,508 47
TOTAL COMMON STOCKS $ 160,397
BONDS - 32.04%
Principal
Amount (000's) Value (000's)
Advertising - 0.08%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(i)
$ 382 $ 322
Aerospace & Defense - 0.43%
BAE Systems PLC
5.30%, 03/26/2034
(i)
230 236
Boeing Co/The
3.63%, 02/01/2031 209 189
5.15%, 05/01/2030 160 160
5.71%, 05/01/2040 151 147
5.81%, 05/01/2050 405 382
5.93%, 05/01/2060 10 10
6.39%, 05/01/2031
(i)
45 47
6.53%, 05/01/2034
(i)
45 48
6.86%, 05/01/2054
(i)
135 145
7.01%, 05/01/2064
(i)
65 70
Bombardier Inc
7.88%, 04/15/2027
(i)
79 79
Embraer Netherlands Finance BV
7.00%, 07/28/2030
(i)
200 214
RTX Corp
5.00%, 02/27/2026 65 65
$ 1,792
Agriculture - 0.22%
Vector Group Ltd
5.75%, 02/01/2029
(i)
556 564
10.50%, 11/01/2026
(i)
352 356
$ 920
Airlines - 0.42%
Gol Finance SA
0.00%, PIK 15.84%; 01/29/2025
(i),(j)
319 341
CME Term Secured Overnight Financing
Rate 1 Month + 10.50%
Latam Airlines Group SA
13.38%, 10/15/2027
(i)
969 1,069
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027 121 119
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 $ 246 $ 232
$ 1,761
Automobile Asset Backed Securities - 0.85%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(i)
100 105
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
350 329
5.58%, 12/20/2030
(i)
120 122
7.24%, 06/20/2029
(i)
100 105
Bridgecrest Lending Auto Securitization Trust
2024-2
6.30%, 02/15/2030 120 123
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 17 16
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 45 43
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 133
Carvana Auto Receivables Trust 2024-N1
5.80%, 05/10/2030
(i)
15 15
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 163 160
Drive Auto Receivables Trust 2024-1
5.43%, 11/17/2031 30 30
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(i)
115 110
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(i)
150 150
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(i)
115 118
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(i)
100 104
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 102
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 131
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028 35 36
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027
(i)
135 130
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(i)
110 115
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029
(i)
25 26
GLS Auto Select Receivables Trust 2024-2
5.93%, 06/17/2030
(i)
15 15
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(i)
250 244
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(i)
50 52
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(i)
170 162
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 225 219
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031 130 134
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(i)
125 125
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(i)
100 103
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(i)
110 115
Westlake Automobile Receivables Trust 2024-1
5.65%, 02/15/2029
(i)
35 35
6.02%, 10/15/2029
(i)
90 92

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030
(i)
$ 25 $ 25
$ 3,524
Automobile Manufacturers - 0.73%
American Honda Finance Corp
1.50%, 01/13/2025 900 888
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(i)
450 462
Mercedes-Benz Finance North America LLC
4.95%, 03/30/2025
(i)
405 405
Toyota Motor Credit Corp
1.45%, 01/13/2025 905 893
4.40%, 09/20/2024 385 385
$ 3,033
Automobile Parts & Equipment - 0.07%
ZF North America Capital Inc
6.75%, 04/23/2030
(i)
150 154
6.88%, 04/23/2032
(i)
150 156
$ 310
Banks - 2.60%
Australia & New Zealand Banking Group Ltd/New
York NY
5.67%, 10/03/2025 410 415
Banca Transilvania SA
7.25%, 12/07/2028
(k)
EUR 400 466
Euribor Swap Rate 1 Year + 4.29%
8.88%, 04/27/2027
(k)
400 467
Euribor Swap Rate 1 Year + 5.58%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(i),(k),(l),(m)
$ 425 417
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(k),(l),(m)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Banco Santander SA
5.15%, 08/18/2025 200 200
Bank Gospodarstwa Krajowego
5.75%, 07/09/2034
(i)
350 366
Bank of America Corp
2.48%, 09/21/2036
(k)
95 79
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
3.85%, 03/08/2037
(k)
160 145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Bank of New York Mellon Corp/The
5.98%, 04/25/2025 190 190
Secured Overnight Financing Rate + 0.62%
Barclays PLC
3.56%, 09/23/2035
(k)
295 266
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
BBVA Bancomer SA/Texas
5.13%, 01/18/2033
(k),(m)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
8.45%, 06/29/2038
(i),(k),(m)
500 537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 325 336
Commonwealth Bank of Australia/New York NY
5.32%, 03/13/2026 $ 250 254
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
200 177
Secured Overnight Financing Rate + 2.76%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
5.80%, 08/10/2026
(k)
$ 410 $ 413
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
6.25%, 03/09/2034
(k)
850 914
Secured Overnight Financing Rate + 2.39%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
275 272
JPMorgan Chase Bank NA
0.00%, 03/15/2034
(d),(i)
TRY 295,000 483
Mitsubishi UFJ Financial Group Inc
5.06%, 09/12/2025
(k)
$ 390 390
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
Morgan Stanley
2.48%, 09/16/2036
(k)
290 239
Secured Overnight Financing Rate + 1.36%
Societe Generale SA
6.07%, 01/19/2035
(i),(k)
225 233
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
Standard Chartered PLC
3.27%, 02/18/2036
(i),(k)
375 331
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
5.91%, 05/14/2035
(i),(k)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
6.10%, 01/11/2035
(i),(k)
600 634
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
6.10%, 01/11/2035
(k)
200 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
Turkiye Vakiflar Bankasi TAO
8.99%, 10/05/2034
(i),(k)
400 411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.67%
UBS Group AG
5.62%, 09/13/2030
(i),(k)
410 424
USD Secured Overnight Financing Rate ICE
Swap Rate 1 Year + 1.34%
5.70%, 02/08/2035
(i),(k)
250 259
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
6.44%, 08/11/2028
(i),(k)
250 262
Secured Overnight Financing Rate + 3.70%
Wells Fargo & Co
6.68%, 04/25/2026 380 382
Secured Overnight Financing Rate + 1.32%
$ 10,766
Biotechnology - 0.07%
Amgen Inc
5.25%, 03/02/2025 280 280
Building Materials - 0.47%
Cemex SAB de CV
3.88%, 07/11/2031
(i)
260 237
5.13%, 06/08/2026
(i),(k),(l)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(i)
375 372
9.13%, 03/14/2028
(i),(k),(l)
200 217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
9.13%, 03/14/2028
(k),(l)
200 217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Sisecam UK PLC
8.25%, 05/02/2029
(i)
$ 675 $ 699
$ 1,938
Chemicals - 0.41%
Celanese US Holdings LLC
6.70%, 11/15/2033 185 200
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(i)
589 594
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
525 548
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(i)
325 350
$ 1,692
Commercial Mortgage Backed Securities - 0.68%
BPR Trust 2021-NRD
12.21%, 12/15/2038
(i)
140 132
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
BPR Trust 2022-SSP
8.34%, 05/15/2039
(i)
245 245
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.00%
Citigroup Commercial Mortgage Trust 2014-GC21
4.96%, 05/10/2047
(i),(n)
135 107
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
106 93
COMM 2012-LC4 Mortgage Trust
5.48%, 12/10/2044
(n)
10 9
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 613
DC Commercial Mortgage Trust 2023-DC
7.38%, 09/12/2040
(i),(n)
110 114
Extended Stay America Trust 2021-ESH
9.15%, 07/15/2038
(i)
108 108
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.81%
Greystone CRE Notes 2021-HC2 LTD
7.25%, 12/15/2039
(i)
110 109
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044
(i),(n)
215 206
5.39%, 06/15/2044
(i),(n)
160 126
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(d),(e),(i)
170 53
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(d),(e),(i)
645 26
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.08%, 07/15/2046
(n)
146 134
Wells Fargo Commercial Mortgage Trust 2016-C36
4.25%, 11/15/2059
(n)
100 83
WFRBS Commercial Mortgage Trust 2011-C3
6.05%, 03/15/2044
(i),(n)
108 39
WFRBS Commercial Mortgage Trust 2011-C4
4.56%, 06/15/2044
(i),(n)
627 558
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 78 69
$ 2,824
Commercial Services - 0.15%
La Financiere Atalian
8.50%, PIK 0.00%; 06/30/2028
(j)
EUR 234 147
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 $ 200 207
Mobius Merger Sub Inc
9.00%, 06/01/2030
(i)
95 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc
6.13%, 03/15/2034
(i)
$ 185 $ 189
$ 635
Computers - 0.06%
Leidos Inc
5.75%, 03/15/2033 150 156
Western Digital Corp
2.85%, 02/01/2029 120 108
$ 264
Consumer Products - 0.03%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(i)
67 69
10.75%, 06/30/2032
(i)
66 66
$ 135
Credit Card Asset Backed Securities - 0.02%
Mission Lane Credit Card Master Trust
7.69%, 11/15/2028
(i)
100 101
Diversified Financial Services - 0.67%
Aircastle Ltd
5.95%, 02/15/2029
(i)
55 56
6.50%, 07/18/2028
(i)
145 151
Aviation Capital Group LLC
6.75%, 10/25/2028
(i)
350 371
Blue Owl Finance LLC
6.25%, 04/18/2034
(i)
205 212
Intercontinental Exchange Inc
3.65%, 05/23/2025 157 156
Jefferies Financial Group Inc
6.20%, 04/14/2034 275 289
OneMain Finance Corp
4.00%, 09/15/2030 10 9
5.38%, 11/15/2029 10 10
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(i)
680 647
3.63%, 03/01/2029
(i)
285 265
3.88%, 03/01/2031
(i)
5 5
4.00%, 10/15/2033
(i)
200 176
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 320 318
Synchrony Financial
5.94%, 08/02/2030
(k)
105 107
Secured Overnight Financing Rate + 2.13%
$ 2,772
Electric - 0.26%
Comision Federal de Electricidad
5.00%, 09/29/2036 353 320
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026 500 482
NextEra Energy Capital Holdings Inc
6.05%, 03/01/2025 45 45
Pacific Gas and Electric Co
6.40%, 06/15/2033 110 118
Southern Co/The
5.70%, 03/15/2034 100 105
$ 1,070
Electronics - 0.07%
TD SYNNEX Corp
6.10%, 04/12/2034 110 114
Trimble Inc
6.10%, 03/15/2033 175 187
$ 301
Energy - Alternate Sources - 0.22%
Energo-Pro AS
8.50%, 02/04/2027 300 301
8.50%, 02/04/2027
(i)
225 225

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources (continued)
FS Luxembourg Sarl
8.88%, 02/12/2031
(i)
$ 375 $ 374
$ 900
Engineering & Construction - 0.51%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(i)
625 649
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(i)
575 580
IHS Holding Ltd
5.63%, 11/29/2026 275 266
IHS Netherlands Holdco BV
8.00%, 09/18/2027 625 621
$ 2,116
Entertainment - 0.24%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(i)
471 184
Everi Holdings Inc
5.00%, 07/15/2029
(i)
330 327
Light & Wonder International Inc
7.00%, 05/15/2028
(i)
461 466
$ 977
Food - 0.20%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.00%, 02/02/2029 70 65
Minerva Luxembourg SA
8.88%, 09/13/2033
(i)
700 755
$ 820
Food Service - 0.05%
Aramark Services Inc
5.00%, 04/01/2025
(i)
222 222
Hand & Machine Tools - 0.09%
Werner FinCo LP / Werner FinCo Inc
11.50%, 06/15/2028
(i)
342 377
Healthcare - Services - 0.41%
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(i)
319 311
3.50%, 04/01/2030
(i)
361 353
Centene Corp
3.38%, 02/15/2030 110 101
4.63%, 12/15/2029 480 467
HCA Inc
5.60%, 04/01/2034 380 390
Molina Healthcare Inc
4.38%, 06/15/2028
(i)
80 77
$ 1,699
Insurance - 0.03%
Global Atlantic Fin Co
3.13%, 06/15/2031
(i)
85 72
4.40%, 10/15/2029
(i)
50 48
$ 120
Internet - 0.66%
Getty Images Inc
9.75%, 03/01/2027
(i)
1,284 1,279
Netflix Inc
4.88%, 06/15/2030
(i)
230 235
5.38%, 11/15/2029
(i)
35 37
5.88%, 11/15/2028 145 153
Uber Technologies Inc
4.50%, 08/15/2029
(i)
510 500
6.25%, 01/15/2028
(i)
55 56
7.50%, 09/15/2027
(i)
450 459
$ 2,719
Investment Companies - 0.17%
Antares Holdings LP
2.75%, 01/15/2027
(i)
505 469
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027 $ 215 $ 208
6.25%, 05/15/2026 10 10
$ 687
Iron & Steel - 0.19%
ArcelorMittal SA
6.80%, 11/29/2032 190 208
CSN Inova Ventures
6.75%, 01/28/2028 400 383
Usiminas International Sarl
5.88%, 07/18/2026 200 198
$ 789
Leisure Products & Services - 0.53%
Carnival Corp
5.75%, 03/01/2027
(i)
346 347
NCL Corp Ltd
5.88%, 03/15/2026
(i)
370 370
5.88%, 02/15/2027
(i)
85 85
8.13%, 01/15/2029
(i)
30 32
NCL Finance Ltd
6.13%, 03/15/2028
(i)
40 41
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(i)
35 34
5.50%, 04/01/2028
(i)
240 242
6.00%, 02/01/2033
(i)
230 236
6.25%, 03/15/2032
(i)
70 72
Vista Outdoor Inc
4.50%, 03/15/2029
(i)
586 586
VOC Escrow Ltd
5.00%, 02/15/2028
(i)
135 132
$ 2,177
Lodging - 0.03%
Choice Hotels International Inc
5.85%, 08/01/2034 35 36
Marriott International Inc/MD
5.30%, 05/15/2034 85 86
$ 122
Media - 0.75%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(i)
780 764
5.38%, 06/01/2029
(i)
300 285
5.50%, 05/01/2026
(i)
30 30
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 20 16
2.80%, 04/01/2031 50 42
4.40%, 04/01/2033 25 23
4.40%, 12/01/2061 295 199
CSC Holdings LLC
3.38%, 02/15/2031
(i)
675 434
4.63%, 12/01/2030
(i)
235 92
DISH DBS Corp
5.13%, 06/01/2029 175 80
5.25%, 12/01/2026
(i)
715 613
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
60 34
Paramount Global
4.38%, 03/15/2043 270 194
5.85%, 09/01/2043 75 64
6.88%, 04/30/2036 240 239
$ 3,109
Mining - 0.53%
First Quantum Minerals Ltd
9.38%, 03/01/2029
(i)
450 479
Glencore Funding LLC
6.50%, 10/06/2033
(i)
705 761

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(i)
$ 200 $ 206
9.50%, 10/06/2028
(i)
525 542
9.50%, 10/06/2028 200 207
$ 2,195
Mortgage Backed Securities - 0.63%
510 Asset Backed 2021-NPL1 Trust
5.24%, 06/25/2061
(i),(n)
62 62
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 43 43
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 24 24
5.50%, 08/25/2034 21 21
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 21 21
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 25 25
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 18 18
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 21 18
Banc of America Mortgage 2005-A Trust
4.98%, 02/25/2035
(n)
7 7
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(i),(n)
140 113
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030
(i),(n)
100 102
CHL Mortgage Pass-Through Trust 2004-HYB4
5.93%, 09/20/2034
(n)
12 11
CIM Trust 2021-NR2
5.57%, 07/25/2059
(i),(n)
68 68
Connecticut Avenue Securities Trust 2022-R06
8.10%, 05/25/2042
(i)
59 61
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 19 20
CSMC 2020-RPL3 Trust
4.09%, 03/25/2060
(i),(n)
113 113
DSLA Mortgage Loan Trust 2005-AR5
6.12%, 09/19/2045 86 47
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
Freddie Mac STACR REMIC Trust 2022-DNA4
7.55%, 05/25/2042
(i)
55 56
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054
(i),(n)
132 133
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 27 26
IndyMac INDX Mortgage Loan Trust 2004-AR7
6.61%, 09/25/2034 69 55
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.94%, 08/25/2035
(n)
287 209
Lehman XS Trust Series 2006-2N
5.91%, 02/25/2046 51 45
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 16 16
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 10 10
6.00%, 06/25/2034 14 14
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 $ 76 $ 75
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
6.30%, 05/25/2036
(n)
3 3
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039
(i),(n)
105 106
NLT 2023-1 Trust
3.20%, 10/25/2062
(i),(n)
112 101
PRPM 2021-3 LLC
4.87%, 04/25/2026
(i),(n)
82 81
PRPM 2021-9 LLC
2.36%, 10/25/2026
(i),(n)
87 87
PRPM 2024-2 LLC
7.03%, 03/25/2029
(i),(n)
94 94
Structured Adjustable Rate Mortgage Loan Trust
5.77%, 07/25/2035 327 196
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
Toorak Mortgage Trust 2024-RRTL1
6.60%, 02/25/2039
(i),(n)
260 263
VCAT 2021-NPL5 LLC
4.87%, 08/25/2051
(i),(n)
51 51
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051
(i),(n)
58 58
VOLT XCIII LLC
4.89%, 02/27/2051
(i),(n)
85 85
VOLT XCIV LLC
5.24%, 02/27/2051
(i),(n)
29 29
VOLT XCVI LLC
5.12%, 03/27/2051
(i),(n)
50 50
$ 2,617
Office & Business Equipment - 0.03%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 140 131
Oil & Gas - 2.36%
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(d),(e)
257 —
California Resources Corp
7.13%, 02/01/2026
(i)
257 258
Calumet Specialty Products Partners LP / Calumet
Finance Corp
11.00%, 04/15/2025
(i)
1,404 1,404
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
135 113
5.75%, 01/15/2031
(i)
630 639
Ecopetrol SA
8.38%, 01/19/2036 95 96
Energean Israel Finance Ltd
5.38%, 03/30/2028
(i)
605 547
8.50%, 09/30/2033
(i)
490 472
EQT Corp
3.63%, 05/15/2031
(i)
150 136
7.00%, 02/01/2030 10 11
Leviathan Bond Ltd
6.13%, 06/30/2025
(i)
80 79
6.50%, 06/30/2027
(i)
780 746
OGX Austria GmbH
0.00%, 06/01/2018
(d),(i)
600 —
0.00%, 04/01/2022
(d),(e)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 22
6.50%, 02/01/2038 10 11
6.63%, 08/15/2037 40 43
7.20%, 11/01/2031 5 5
7.38%, 11/01/2031 5 6
8.13%, 09/15/2030 25 29

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Permian Resources Operating LLC
6.25%, 02/01/2033
(i)
$ 175 $ 179
8.00%, 04/15/2027
(i)
84 87
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
3,045 300
0.00%, 11/15/2026
(d)
350 35
Petroleos Mexicanos
6.50%, 03/13/2027 800 770
6.50%, 01/23/2029 500 459
6.75%, 09/21/2047 600 411
7.69%, 01/23/2050 850 632
Puma International Financing SA
7.75%, 04/25/2029
(i)
725 741
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 1,200 1,162
Trident Energy Finance PLC
12.50%, 11/30/2029
(i)
300 313
Viper Energy Inc
7.38%, 11/01/2031
(i)
60 64
$ 9,770
Oil & Gas Services - 0.21%
Petroleum Geo-Services AS
13.50%, 03/31/2027 800 882
Other Asset Backed Securities - 2.81%
37 Capital Clo 4 Ltd
8.45%, 01/15/2034
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.15%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
39 39
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028
(i)
100 102
AGL CLO 5 Ltd
7.54%, 07/20/2034
(i)
275 275
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.26%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(n)
675 236
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(i)
900 899
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052
(i)
1,045 1,041
Applebee's Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053
(i)
150 157
Bain Capital Credit CLO 2020-1 Ltd
7.63%, 04/18/2033
(i)
145 145
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(i)
100 105
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
4.21%, 12/16/2041
(i),(n)
98 97
Carval Clo X-C Ltd/Jersey
7.09%, 07/20/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
CLI Funding VIII LLC
1.64%, 02/18/2046
(i)
252 229
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(i)
498 485
Elevation CLO 2017-6 Ltd
8.26%, 07/15/2029
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.96%
EWC Master Issuer LLC
5.50%, 03/15/2052
(i)
98 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Frontier Issuer LLC
6.60%, 08/20/2053
(i)
$ 315 $ 322
Golub Capital Partners CLO 74 B Ltd
7.16%, 07/25/2037
(i)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Golub Capital Partners CLO 75B Ltd
7.23%, 07/25/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(i)
14 14
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
181 170
KKR CLO 22 Ltd
7.14%, 07/20/2031
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
Labrador Aviation Finance Ltd 2016-1A
4.30%, 01/15/2042
(i)
176 163
Madison Park Funding LIII Ltd
7.03%, 04/21/2035
(i)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding LIX Ltd
7.53%, 04/18/2037
(i)
260 261
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.25%
Madison Park Funding XXXIV Ltd
7.70%, 04/25/2032
(i)
255 256
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.41%
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(i)
100 105
OCP Clo 2019-17 Ltd
7.30%, 07/20/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Octagon Investment Partners XXII Ltd
7.44%, 01/22/2030
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.16%
OHA Credit Partners XI Ltd
7.48%, 04/20/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.20%
OHA Loan Funding 2013-1 Ltd
7.67%, 04/23/2037
(i)
250 253
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
Palmer Square BDC CLO 1 Ltd
7.47%, 07/15/2037
(i)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.15%
Palmer Square CLO 2024-2 LTD
6.94%, 07/20/2037
(i)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.65%
Parallel 2017-1 Ltd
7.54%, 07/20/2029
(i)
305 305
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.26%
Park Blue CLO 2023-IV Ltd
7.98%, 01/25/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.70%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
$ 263 $ 245
5.77%, 06/05/2054
(i)
185 188
Post CLO 2023-1 Ltd
7.23%, 04/20/2036
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
Rockford Tower CLO 2018-1 Ltd
6.49%, 05/20/2031
(i)
147 147
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
Rockford Tower CLO 2021-3 Ltd
7.29%, 10/20/2034
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.01%
SEB Funding LLC
7.39%, 04/30/2054
(i)
70 71
Sierra Timeshare 2020-2 Receivables Funding LLC
3.51%, 07/20/2037
(i)
14 14
Sixth Street CLO XXV Ltd
7.12%, 07/24/2037
(i)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Subway Funding LLC
6.03%, 07/30/2054
(i)
215 220
Sunnova Helios X Issuer LLC
6.00%, 11/22/2049
(i)
108 87
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051
(i)
94 91
Trinitas CLO XII Ltd
7.28%, 04/25/2033
(i)
255 255
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
VERDE CLO Ltd
6.66%, 04/15/2032
(i)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
WAVE 2017-1 Trust
3.84%, 11/15/2042
(i)
105 96
Wellfleet CLO 2024-1 Ltd
7.37%, 07/18/2037
(i)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.05%
Ziply Fiber Issuer LLC
6.64%, 04/20/2054
(i)
95 98
$ 11,632
Packaging & Containers - 0.21%
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2027
(i)
858 872
Pharmaceuticals - 0.45%
Bausch Health Cos Inc
4.88%, 06/01/2028
(i)
360 269
Eli Lilly & Co
5.00%, 02/27/2026 185 185
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 120 131
7.38%, 09/15/2029 110 136
7.88%, 09/15/2031 100 130
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,055 779
7.88%, 09/15/2029 200 220
$ 1,850
Pipelines - 1.05%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 496 491
Cheniere Energy Partners LP
5.95%, 06/30/2033 65 68
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(i)
$ 304 $ 268
2.16%, 03/31/2034 385 339
Greensaif Pipelines Bidco Sarl
5.85%, 02/23/2036
(i)
275 284
6.10%, 08/23/2042
(i)
425 436
6.13%, 02/23/2038
(i)
525 548
6.13%, 02/23/2038 450 470
Southern Gas Corridor CJSC
6.88%, 03/24/2026 325 330
Targa Resources Corp
6.13%, 03/15/2033 215 228
6.50%, 03/30/2034 275 300
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032 50 46
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(i)
155 138
4.13%, 08/15/2031
(i)
90 84
Western Midstream Operating LP
6.15%, 04/01/2033 135 142
6.35%, 01/15/2029 95 100
Whistler Pipeline LLC
5.70%, 09/30/2031
(i)
40 41
5.95%, 09/30/2034
(i)
45 46
$ 4,359
Real Estate - 0.08%
Agile Group Holdings Ltd
0.00%, 10/13/2025
(d)
210 12
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(d),(i)
109 4
0.00%, 01/31/2031
(d),(i)
90 3
0.00%, 01/31/2031
(d),(i)
12 —
China Evergrande Group
0.00%, 06/28/2025
(d)
200 3
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(d)
400 13
0.00%, 04/16/2025
(d)
200 6
0.00%, 11/11/2025
(d)
200 6
0.00%, 06/01/2026
(d)
200 6
KWG Group Holdings Ltd
0.00%, 02/13/2026
(d)
210 10
MAF Global Securities Ltd
7.88%, 06/30/2027
(k),(l)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Sunac China Holdings Ltd
0.00%, PIK 6.00%; 09/30/2025
(i),(j),(n)
18 2
0.00%, PIK 6.25%; 09/30/2026
(i),(j),(n)
18 2
0.00%, PIK 6.50%; 09/30/2027
(i),(j),(n)
36 4
0.00%, PIK 6.75%; 09/30/2028
(i),(j),(n)
54 5
0.00%, PIK 7.00%; 09/30/2029
(i),(j),(n)
54 5
0.00%, PIK 7.25%; 09/30/2030
(i),(j),(n)
26 2
Times China Holdings Ltd
0.00%, 03/22/2026
(d)
210 4
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(d)
200 11
0.00%, 01/13/2027
(d)
400 25
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(d)
200 —
$ 330
Regional Authority - 0.09%
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(n)
859 385
REITs - 0.07%
GLP Capital LP / GLP Financing II Inc
6.75%, 12/01/2033 35 38

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
National Health Investors Inc
3.00%, 02/01/2031 $ 35 $ 30
VICI Properties LP / VICI Note Co Inc
4.25%, 12/01/2026
(i)
125 124
4.50%, 09/01/2026
(i)
90 89
$ 281
Retail - 0.19%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
215 197
Lithia Motors Inc
3.88%, 06/01/2029
(i)
220 204
Lowe's Cos Inc
4.80%, 04/01/2026 400 401
$ 802
Semiconductors - 0.17%
Broadcom Inc
3.14%, 11/15/2035
(i)
350 293
3.47%, 04/15/2034
(i)
145 128
Micron Technology Inc
5.88%, 02/09/2033 95 100
5.88%, 09/15/2033 185 195
$ 716
Software - 0.12%
Intuit Inc
5.25%, 09/15/2026 410 418
Open Text Corp
6.90%, 12/01/2027
(i)
60 63
$ 481
Sovereign - 9.33%
Angolan Government International Bond
8.25%, 05/09/2028 250 239
Argentine Republic Government International Bond
0.75%, 07/09/2030
(n)
936 529
4.12%, 07/09/2035
(n)
1,275 566
Benin Government International Bond
7.96%, 02/13/2038 200 191
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 17,650 3,016
Brazilian Government International Bond
6.13%, 01/22/2032 $ 750 761
Chile Government International Bond
3.88%, 07/09/2031 EUR 115 130
Colombia Government International Bond
4.50%, 03/15/2029 $ 825 773
7.50%, 02/02/2034 800 825
8.00%, 11/14/2035 200 212
Dominican Republic International Bond
4.50%, 01/30/2030 700 661
10.75%, 06/01/2036
(i)
DOP 24,000 421
Ecuador Government International Bond
5.50%, 07/31/2035
(n)
$ 900 495
6.90%, 07/31/2030
(n)
1,550 1,099
Egypt Government International Bond
5.80%, 09/30/2027 900 826
7.50%, 01/31/2027 250 244
8.15%, 11/20/2059 225 165
8.50%, 01/31/2047 450 348
8.70%, 03/01/2049 200 156
Egypt Treasury Bills
0.00%, 11/19/2024
(d)
EGP 24,150 468
Gabon Government International Bond
6.63%, 02/06/2031 $ 400 306
Guatemala Government Bond
6.55%, 02/06/2037
(i)
475 489
6.60%, 06/13/2036 425 443
7.05%, 10/04/2032 275 295
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Treasury Bond
6.75%, 07/15/2035 IDR 885,000 $ 58
6.88%, 04/15/2029 3,003,000 197
Iraq International Bond
5.80%, 01/15/2028 $ 809 767
Israel Government International Bond
5.50%, 03/12/2034 925 924
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 475 455
4.88%, 01/30/2032
(i)
600 575
6.88%, 10/17/2040 650 618
8.25%, 01/30/2037 $ 200 199
Nigeria Government International Bond
6.13%, 09/28/2028 750 675
Norway Government Bond
1.75%, 03/13/2025
(i)
NOK 1,985 185
Pakistan Government International Bond
6.88%, 12/05/2027 $ 800 694
7.38%, 04/08/2031 400 319
Peru Government Bond
5.40%, 08/12/2034 PEN 3,575 875
6.15%, 08/12/2032 1,725 460
Peruvian Government International Bond
6.90%, 08/12/2037 2,700 723
7.60%, 08/12/2039
(i)
5,350 1,514
Philippine Government International Bond
2.65%, 12/10/2045 $ 200 137
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 2,979 694
Republic of Poland Government International Bond
5.13%, 09/18/2034 $ 425 436
5.50%, 03/18/2054 1,015 1,036
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 40,400 1,816
8.88%, 02/28/2035 29,515 1,479
Republic of South Africa Government International
Bond
5.75%, 09/30/2049 $ 425 343
Republic of Uzbekistan International Bond
3.70%, 11/25/2030 200 170
6.90%, 02/28/2032
(i)
500 499
Romanian Government International Bond
5.25%, 05/30/2032
(i)
EUR 450 494
6.38%, 01/30/2034
(i)
$ 1,040 1,068
Serbia International Bond
6.00%, 06/12/2034
(i)
750 762
Slovenia Government International Bond
5.00%, 09/19/2033 1,050 1,079
Tunisian Republic
6.38%, 07/15/2026 EUR 950 928
Turkiye Government Bond
31.08%, 11/08/2028 TRY 25,350 758
37.00%, 02/18/2026 39,300 1,134
Turkiye Government International Bond
5.88%, 05/21/2030 EUR 130 147
Ukraine Government International Bond
0.00%, 02/01/2030
(d),(i),(n)
$ 55 23
0.00%, 02/01/2030
(d),(n)
39 16
0.00%, 02/01/2034
(d),(i),(n)
207 64
0.00%, 02/01/2034
(d),(n)
144 44
0.00%, 02/01/2035
(d),(i),(n)
175 70
0.00%, 02/01/2035
(d),(n)
122 49
0.00%, 02/01/2036
(d),(i),(n)
146 58
0.00%, 02/01/2036
(d),(n)
102 40
1.26%, 08/01/2041
(n)
200 138
1.75%, 02/01/2029
(n)
125 74
1.75%, 02/01/2034
(i),(n)
444 194
1.75%, 02/01/2034
(n)
241 105

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
(continued)
1.75%, 02/01/2035
(i),(n)
$ 337 $ 145
1.75%, 02/01/2035
(n)
240 103
1.75%, 02/01/2036
(i),(n)
235 100
1.75%, 02/01/2036
(n)
102 43
United Kingdom Gilt
0.25%, 01/31/2025 GBP 210 271
Uruguay Government International Bond
8.25%, 05/21/2031 UYU 3,760 86
Zambia Government International Bond
0.50%, 12/31/2053
(i)
$ 650 325
0.50%, 12/31/2053 509 254
5.75%, 06/30/2033
(i),(n)
169 148
5.75%, 06/30/2033
(n)
542 473
$ 38,699
Student Loan Asset Backed Securities - 0.31%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(i)
56 51
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(i)
100 96
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(i)
340 330
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 82
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(i)
100 87
SLM Private Credit Student Loan Trust 2003-A
7.94%, 06/15/2032 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
5.26%, 03/15/2033 200 200
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
50 49
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 96
SMB Private Education Loan Trust 2024-A
5.88%, 03/15/2056
(i)
100 103
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 137
$ 1,281
Supranational Bank - 0.50%
Asian Development Bank
6.72%, 02/08/2028 INR 25,500 304
European Bank for Reconstruction & Development
6.30%, 10/26/2027 60,000 704
Inter-American Development Bank
5.70%, 11/12/2024 22,000 260
7.00%, 01/25/2029 15,000 180
International Bank for Reconstruction &
Development
6.85%, 04/24/2028 24,000 288
7.05%, 07/22/2029 27,500 331
$ 2,067
Telecommunications - 0.27%
CommScope LLC
4.75%, 09/01/2029
(i)
$ 40 32
7.13%, 07/01/2028
(i)
170 125
CommScope Technologies LLC
5.00%, 03/15/2027
(i)
120 92
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(i)
468 464
Motorola Solutions Inc
5.40%, 04/15/2034 200 206
VEON Holdings BV
3.38%, 11/25/2027 250 209
$ 1,128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.10%
Transnet SOC Ltd
8.25%, 02/06/2028 $ 400 $ 412
Water - 0.16%
Aegea Finance Sarl
9.00%, 01/20/2031
(i)
400 429
Georgia Global Utilities JSC
8.88%, 07/25/2029
(i)
250 255
$ 684
TOTAL BONDS $ 132,848
CONVERTIBLE BONDS - 1.00%
Principal
Amount (000's) Value (000's)
Airlines - 0.06%
Southwest Airlines Co
1.25%, 05/01/2025 $ 260 $ 260
Biotechnology - 0.21%
BioMarin Pharmaceutical Inc
1.25%, 05/15/2027 395 389
Cerevel Therapeutics Holdings Inc
2.50%, 08/15/2027
(i)
425 491
$ 880
Commercial Services - 0.01%
Shift4 Payments Inc
0.50%, 08/01/2027 40 40
Computers - 0.01%
Zscaler Inc
0.13%, 07/01/2025 20 28
Diversified Financial Services - 0.04%
AGMIT Merger Sub LLC
6.75%, 09/15/2024 170 168
Electric - 0.28%
Encavis Finance BV
1.88%, 11/24/2027
(k),(l)
EUR 1,000 1,060
EUR Swap Annual (VS 6 Month) 5 Year +
10.00%
Evergy Inc
4.50%, 12/15/2027
(i)
$ 35 38
NRG Energy Inc
2.75%, 06/01/2048 25 52
$ 1,150
Internet - 0.14%
Booking Holdings Inc
0.75%, 05/01/2025 20 42
Palo Alto Networks Inc
0.38%, 06/01/2025 10 36
Spotify USA Inc
0.00%, 03/15/2026
(d)
105 102
TechTarget Inc
0.00%, 12/15/2026
(d)
354 343
Uber Technologies Inc
0.88%, 12/01/2028
(i)
45 55
$ 578
Leisure Products & Services - 0.06%
Carnival Corp
5.75%, 12/01/2027 125 186
Royal Caribbean Cruises Ltd
6.00%, 08/15/2025 15 50
$ 236
Media - 0.16%
DISH Network Corp
0.00%, 12/15/2025
(d)
90 67
3.38%, 08/15/2026 885 551
Liberty Media Corp-Liberty Formula One
2.25%, 08/15/2027 35 39
$ 657
Real Estate - 0.00%
Sunac China Holdings Ltd
1.00%, PIK 0.00%; 09/30/2032
(i),(j),(n)
22 1

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0.02%
ON Semiconductor Corp
0.50%, 03/01/2029 $ 75 $ 77
Software - 0.01%
Datadog Inc
0.13%, 06/15/2025 20 26
Nutanix Inc
0.25%, 10/01/2027 25 31
$ 57
TOTAL CONVERTIBLE BONDS $ 4,132
SENIOR FLOATING RATE INTERESTS
- 0.40%
Principal
Amount (000's) Value (000's)
Building Materials - 0.05%
Summit Materials LLC
7.81%, 01/12/2029
(o)
$ 223 $ 224
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Commercial Services - 0.08%
Boost Newco Borrower LLC
7.75%, 01/31/2031
(o)
345 345
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Entertainment - 0.00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 1.50%, 03/25/2024
(d),(e),(j),(o)
68 1
Deluxe Entertainment Services Group Inc - Escrow
0.00%, PIK 2.50%, 09/25/2024
(d),(e),(j),(o)
886 —
Light & Wonder International Inc
7.59%, 04/14/2029
(o)
16 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 17
Healthcare - Products - 0.03%
Bausch + Lomb Corp
9.34%, 09/14/2028
(o)
124 123
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Services - 0.05%
Star Parent Inc
9.08%, 09/27/2030
(o)
184 183
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Insurance - 0.04%
AmWINS Group Inc
7.62%, 02/21/2028
(o)
16 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
HUB International Ltd
8.24%, 06/20/2030
(o)
60 60
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Truist Insurance Holdings LLC
8.58%, 05/06/2031
(o)
99 99
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 175
Internet - 0.06%
MH Sub I LLC
9.59%, 04/24/2028
(o)
75 75
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Uber Technologies Inc
8.09%, 03/03/2030
(o)
150 150
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 225
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0.05%
Carnival Corp
8.01%, 08/08/2027
(o)
$ 60 $ 61
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.02%, 10/18/2028
(o)
141 141
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 202
Lodging - 0.02%
Hilton Grand Vacations Borrower LLC
7.53%, 01/10/2031
(o)
100 99
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Retail - 0.01%
Foundation Building Materials Inc
9.25%, 01/24/2031
(o)
38 37
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Software - 0.01%
Open Text Corp
7.50%, 01/31/2030
(o)
48 48
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,678
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 3.14%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.78%
4.25%, 12/31/2024 $ 1,365 $ 1,362
4.25%, 01/31/2026 3,225 3,229
4.38%, 07/31/2026 715 720
4.50%, 03/31/2026
(p)
3,570 3,592
4.88%, 05/31/2026 2,600 2,637
$ 11,540
U.S. Treasury Bill - 0.36%
5.07%, 11/21/2024
(q)
1,510 1,493
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 13,033
TOTAL PURCHASED OPTIONS - 0.04% $ 179
Total Investments $ 393,434
Other Assets and Liabilities -  5.13% 21,286
TOTAL NET ASSETS - 100.00% $ 414,720
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $15,980 or 3.85% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $44,060 or 10.62% of net assets.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $67,896 or 16.37% of net assets.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,340 or 0.32% of net assets.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,380 or 0.57% of net assets.
(q) Rate shown is the discount rate of the original purchase.
Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 85,033 $ 378,819 $ 395,439 $ 68,413
$ 85,033 $ 378,819 $ 395,439 $ 68,413
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 4,117 $ — $ — $ —
$ 4,117 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Ball Corp N/A 42 $ 4 $ 60.00 11/18/2024 $ 9 $ 6 $ (3)
Put - Ball Corp N/A 101 10 $ 50.00 11/18/2024 6 2 (4)
Put - Ball Corp N/A 20 2 $ 55.00 09/23/2024 1 — (1)
Put - Baxter International Inc N/A 361 36 $ 30.00 11/18/2024 18 6 (12)
Put - Baxter International Inc N/A 118 12 $ 30.00 09/23/2024 2 — (2)
Put - Berry Plastics Group Inc N/A 124 12 $ 52.50 09/23/2024 6 1 (5)
Put - Berry Plastics Group Inc N/A 76 8 $ 50.00 09/23/2024 2 — (2)
Put - BioMarin Pharmaceutical Inc N/A 34 3 $ 80.00 09/23/2024 10 1 (9)
Put - Carrier Global Corp N/A 200 20 $ 50.00 09/23/2024 8 — (8)
Put - DuPont De Nemours Inc N/A 113 11 $ 65.00 09/23/2024 4 — (4)
Put - Etsy Inc N/A 144 14 $ 55.00 09/23/2024 21 24 3
Put - International Game Techno N/A 762 76 $ 20.00 10/21/2024 29 11 (18)
Put - Kellogg Co N/A 63 6 $ 70.00 09/23/2024 13 — (13)
Put - S&P 500 Index N/A 3 — $ 5,325.00 10/21/2024 12 9 (3)
Put - S&P 500 Index N/A 3 — $ 5,100.00 09/23/2024 18 1 (17)
Put - S&P 500 Index N/A 6 1 $ 4,975.00 11/18/2024 41 14 (27)
Put - S&P 500 Index N/A 6 1 $ 4,975.00 10/21/2024 27 7 (20)
Put - S&P 500 Index N/A 7 1 $ 4,825.00 09/23/2024 48 2 (46)
Put - Siemens AG N/A 33 EUR 3 EUR 158.00 09/23/2024 7 1 (6)
Put - Siemens AG N/A 7 1 EUR 154.00 09/23/2024 1 — (1)
Put - Silicon Motion Technology Corp N/A 30 $ 3 $ 62.50 09/23/2024 6 5 (1)
Put - Silicon Motion Technology Corp N/A 76 8 $ 60.00 09/23/2024 36 6 (30)
Put - Sirius XM Holdings Inc N/A 130 13 $ 5.00 09/23/2024 31 22 (9)
Put - SPDR S&P 500 ETF Trust N/A 49 5 $ 550.00 09/23/2024 36 13 (23)
Put - Vale SA N/A 263 26 $ 10.00 09/23/2024 7 2 (5)
Put - Vale SA N/A 229 23 $ 9.00 09/23/2024 3 — (3)
Put - Vale SA N/A 227 23 $ 11.00 09/23/2024 12 13 1
Call - US 10 Year Note Future;
December 2024
N/A 58 58 $ 114.00 09/23/2024 16 33 17
Call - US 10 Year Note Future;
December 2024
N/A 58 58 $ 123.00 09/23/2024 1 — (1)
Total $ 431 $ 179 $ (252)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Abbott Laboratories N/A 1 $ — $ 120.00 10/21/2024 $ — $ — $ —
Call - Ball Corp N/A 42 4 $ 65.00 11/18/2024 (11) (11) —
Call - Ball Corp N/A 101 10 $ 57.50 11/18/2024 (77) (77) —
Call - Ball Corp N/A 20 2 $ 60.00 09/23/2024 (7) (8) (1)
Call - Baxter International Inc N/A 361 36 $ 35.00 11/18/2024 (87) (143) (56)
Call - Berry Plastics Group Inc N/A 124 12 $ 60.00 09/23/2024 (64) (111) (47)
Call - Berry Plastics Group Inc N/A 76 8 $ 57.50 09/23/2024 (46) (87) (41)
Call - BioMarin Pharmaceutical Inc N/A 34 3 $ 85.00 09/23/2024 (15) (25) (10)
Call – Broadcom Inc N/A 1 — $ 190.00 10/21/2024 — — —
Call - Capri Holdings Ltd N/A 9 1 $ 30.00 09/23/2024 (5) (6) (1)
Call - Carrier Global Corp N/A 200 20 $ 57.50 09/23/2024 (170) (309) (139)
Call - Comcast Corp - Class A N/A 6 1 $ 42.50 10/21/2024 — — —
Call - DuPont De Nemours Inc N/A 151 15 $ 75.00 09/23/2024 (88) (145) (57)
Call - Emerson Electric Co N/A 1 — $ 110.00 10/21/2024 — — —
Call - Endeavor Group Hold-Class A N/A 155 16 $ 27.00 11/18/2024 (6) (14) (8)
Call - Etsy Inc N/A 144 14 $ 60.00 09/23/2024 (132) (5) 127
Call – Exxon Mobil Corp N/A 1 — $ 125.00 10/21/2024 — — —
Call - Fastenal Co N/A 1 — $ 72.50 10/21/2024 — — —
Call - International Game Techno N/A 762 76 $ 22.00 10/21/2024 (105) (79) 26
Call - Kellogg Co N/A 39 4 $ 82.50 10/21/2024 (1) — 1
Call - Liberty Media Corp - Class A N/A 44 4 $ 22.50 09/23/2024 (5) (8) (3)
Call - Nuvei Corporation N/A 67 7 $ 35.00 09/23/2024 (1) (2) (1)
Call - Siemens AG N/A 8 EUR 1 EUR 170.00 10/21/2024 (4) (5) (1)
Call - Siemens AG N/A 33 3 EUR 168.00 09/23/2024 (37) (19) 18
Call - Silicon Motion Technology Corp N/A 61 $ 6 $ 77.50 09/23/2024 (24) — 24
Call - Silicon Motion Technology Corp N/A 21 2 $ 70.00 09/23/2024 (13) (1) 12
Call - Sirius XM Holdings Inc N/A 130 13 $ 5.00 09/23/2024 (2) — 2
Call - SPDR S&P 500 ETF Trust N/A 14 1 $ 555.00 09/23/2024 (12) (18) (6)
Call - Williams Cos Inc/The N/A 2 — $ 47.00 10/21/2024 — — —
Put - S&P 500 Index N/A 6 1 $ 4,450.00 11/18/2024 (16) (6) 10
Put - S&P 500 Index N/A 6 1 $ 4,450.00 10/21/2024 (10) (3) 7
Put - SPDR S&P 500 ETF Trust N/A 33 3 $ 530.00 09/23/2024 (7) (3) 4
Call - US 10 Year Note Future;
December 2024
N/A 116 116 $ 115.00 09/23/2024 (18) (29) (11)
Total $ (963) $ (1,114) $ (151)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; December 2025 Long 183 $ 44,297 $ 5
Australia 10 Year Bond; September 2024 Long 77 6,076 (28)
Brent Crude; November 2024
(a)
Short 9 692 22
CAC40 Index; September 2024 Short 10 846 (1)
Canada 10 Year Bond; December 2024 Long 77 7,031 (53)
Cocoa; December 2024
(a)
Long 4 280 1
Coffee 'C'; December 2024
(a)
Long 18 1,647 53
Corn; December 2024
(a)
Short 87 1,744 252
Cotton No.2; December 2024
(a)
Short 13 455 20
DAX Index; September 2024 Long 11 5,761 94
DJ Euro Stoxx 50; September 2024 Short 7 385 (6)
DJ Euro Stoxx 50; September 2024 Long 26 1,429 12
Dollar Index; September 2024 Long 10 1,016 (25)
E-Mini DJIA Index; September 2024 Long 33 6,873 324
Euribor; December 2025 Long 2 541 —
Euro Bond 10 Year Bond; December 2024 Long 23 3,392 —
Euro Schatz; December 2024 Long 141 16,623 —
Euro-Bobl 5 Year; December 2024 Short 9 1,184 —
FTSE100 Index; September 2024 Short 5 551 (14)
FTSE100 Index; September 2024 Long 83 9,143 131
Gasoline RBOB; October 2024
(a)
Short 10 879 39
Gold 100 oz; December 2024
(a)
Long 21 5,308 171
Hang Seng Index; September 2024 Short 23 2,647 (31)
ICE 3 Month Sterling Overnight Index Average; December 2025 Short 8 2,530 (6)
Japan 10 Year Bond TSE; September 2024 Short 12 11,879 (113)
Japan Topix Index; September 2024 Long 1 186 (1)
KC HRW Wheat; December 2024
(a)
Short 27 763 (9)
LME Copper; December 2024
(a)
Long 3 694 35

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Copper; September 2024
(a)
Short — $ — $ (308)
LME PRI Alum; December 2024
(a)
Long 3 185 24
LME PRI Alum; September 2024
(a)
Short — — (98)
LME Zinc; December 2024
(a)
Long 6 435 26
LME Zinc; September 2024
(a)
Short — — (57)
Low Sulphur Gasoline; October 2024
(a)
Short 17 1,191 29
Mini Japan 10 Year Bond; September 2024 Short 11 1,089 3
Nasdaq 100 E-Mini; September 2024 Long 2 785 (15)
Natural Gas; October 2024
(a)
Short 35 744 66
NY Harb ULSD; October 2024
(a)
Short 21 2,010 88
Russell 2000 Emini; September 2024 Short 89 9,893 (715)
Russell 2000 Emini; September 2024 Long 37 4,113 7
S&P 500 Emini; September 2024 Short 17 4,812 (129)
S&P 500 Emini; September 2024 Long 28 7,925 263
S&P/TSX 60 Index; September 2024 Short 2 416 (31)
Silver; December 2024
(a)
Long 8 1,166 (32)
Soybean Meal; December 2024
(a)
Short 21 657 19
Soybean Oil; December 2024
(a)
Short 19 479 18
Soybean; November 2024
(a)
Short 44 2,200 297
Sugar #11; October 2024
(a)
Short 44 955 (18)
UK 10 Year Gilt; December 2024 Long 3 389 (3)
US 10 Year Note; December 2024 Long 87 9,880 (57)
US 10 Year Ultra Note; December 2024 Short 51 5,989 47
US 2 Year Note; December 2024 Long 378 78,452 (101)
US 5 Year Note; December 2024 Short 20 2,188 7
US 5 Year Note; December 2024 Long 207 22,645 (68)
US Long Bond; December 2024 Short 23 2,832 33
US Long Bond; December 2024 Long 36 4,432 (50)
US Ultra Bond; December 2024 Short 8 1,056 17
Wheat; December 2024
(a)
Short 37 1,020 66
WTI Crude; October 2024
(a)
Long 9 662 (25)
Total $ 175
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/18/2024 AUD 10,617 $ 7,186 $ 5 $ (3)
Bank of America NA 09/18/2024 GBP 15,216 $ 19,723 270 (11)
Bank of America NA 09/18/2024 CAD 3,980 $ 2,908 50 —
Bank of America NA 09/18/2024 EUR 15,350 $ 17,009 68 (98)
Bank of America NA 09/18/2024 JPY 2,067,048 $ 14,095 145 (66)
Bank of America NA 09/18/2024 MXN 13,622 $ 758 — (67)
Bank of America NA 09/18/2024 NZD 6,484 $ 3,967 85 (1)
Bank of America NA 09/18/2024 CHF 10,080 $ 11,827 79 (29)
Bank of America NA 09/18/2024 $ 5,906 GBP 4,601 — (135)
Bank of America NA 09/18/2024 $ 6,444 NZD 10,817 — (316)
Bank of America NA 09/18/2024 $ 11,205 JPY 1,735,049 18 (707)
Bank of America NA 09/18/2024 $ 9,413 EUR 8,631 — (133)
Bank of America NA 09/18/2024 $ 10,396 CHF 9,231 — (484)
Bank of America NA 09/18/2024 $ 13,742 CAD 18,726 — (160)
Bank of America NA 09/18/2024 $ 3,670 MXN 69,434 151 (1)
Bank of America NA 09/18/2024 $ 10,012 AUD 15,128 — (232)
Bank of America NA 09/20/2024 AUD 6,689 $ 4,502 28 —
Bank of America NA 09/20/2024 GBP 7,994 $ 10,235 261 —
Bank of America NA 09/20/2024 CAD 17,183 $ 12,621 138 —
Bank of America NA 09/20/2024 EUR 8,818 $ 9,588 165 —
Bank of America NA 09/20/2024 JPY 1,342,434 $ 8,543 663 —
Bank of America NA 09/20/2024 MXN 57,375 $ 3,066 — (161)
Bank of America NA 09/20/2024 NZD 5,828 $ 3,588 53 —
Bank of America NA 09/20/2024 CHF 8,721 $ 9,824 459 —
Bank of America NA 09/20/2024 $ 3,553 NZD 5,828 — (89)
Bank of America NA 09/20/2024 $ 10,307 GBP 7,994 — (191)
Bank of America NA 09/20/2024 $ 12,576 CAD 17,183 — (182)
Bank of America NA 09/20/2024 $ 9,895 CHF 8,721 — (386)
Bank of America NA 09/20/2024 $ 8,721 JPY 1,342,434 — (486)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/20/2024 $ 9,517 EUR 8,818 $ — $ (238)
Bank of America NA 09/20/2024 $ 3,039 MXN 57,375 132 —
Bank of America NA 09/20/2024 $ 4,528 AUD 6,689 1 (1)
Citigroup Inc 09/13/2024 EUR 525 $ 584 — (4)
Citigroup Inc 09/13/2024 $ 4,789 EUR 4,375 — (50)
Citigroup Inc 09/27/2024 BRL 1,600 $ 283 — —
Citigroup Inc 09/27/2024 ILS 1,350 $ 365 7 —
Citigroup Inc 09/27/2024 PLN 8,600 $ 2,223 — (3)
Citigroup Inc 09/27/2024 $ 1,345 BRL 7,350 44 —
Citigroup Inc 09/27/2024 $ 3,093 ZAR 55,300 — (4)
Citigroup Inc 09/27/2024 $ 3,639 CNH 25,900 — (25)
Citigroup Inc 10/25/2024 TRY 46,900 $ 1,281 13 —
Deutsche Bank AG 09/18/2024 $ 221 EUR 206 — (6)
Goldman Sachs & Co 09/18/2024 $ 383 EUR 352 1 (7)
Goldman Sachs & Co 09/24/2024 $ 350 EUR 324 — (8)
Goldman Sachs & Co 09/25/2024 $ 557 EUR 518 — (16)
Goldman Sachs & Co 09/27/2024 $ 694 PLN 2,675 3 —
Goldman Sachs & Co 10/01/2024 EUR 113 $ 126 — (1)
Goldman Sachs & Co 10/01/2024 $ 918 EUR 847 — (20)
Goldman Sachs & Co 10/17/2024 $ 1,325 JPY 206,289 — (94)
Goldman Sachs & Co 10/29/2024 AUD 2,527 $ 1,658 54 —
Goldman Sachs & Co 10/29/2024 $ 1,660 AUD 2,528 — (53)
Goldman Sachs & Co 12/17/2024 $ 703 SEK 7,503 — (33)
Goldman Sachs & Co 12/18/2024 $ 1,217 EUR 1,112 — (18)
Goldman Sachs & Co 12/19/2024 $ 131 GBP 102 — (3)
Goldman Sachs & Co 12/31/2024 $ 96 GBP 73 — —
HSBC Securities Inc 09/13/2024 EUR 100 $ 111 — (1)
HSBC Securities Inc 09/13/2024 $ 329 EUR 300 — (3)
HSBC Securities Inc 09/27/2024 BRL 4,100 $ 730 — (4)
HSBC Securities Inc 09/27/2024 CNH 500 $ 71 — —
HSBC Securities Inc 09/27/2024 COP 7,225,000 $ 1,783 — (59)
HSBC Securities Inc 09/27/2024 $ 37 HUF 13,000 — —
HSBC Securities Inc 09/27/2024 $ 3,521 PEN 13,150 11 —
JPMorgan Chase 09/12/2024 $ 161 EUR 149 — (4)
JPMorgan Chase 09/24/2024 EUR 42 $ 46 1 —
JPMorgan Chase 09/24/2024 $ 151 EUR 140 — (4)
JPMorgan Chase 09/27/2024 HUF 525,000 $ 1,470 7 —
JPMorgan Chase 09/27/2024 IDR 27,300,000 $ 1,751 12 —
JPMorgan Chase 12/13/2024 $ 1,095 EUR 1,000 — (15)
Merrill Lynch 09/05/2024 $ 103 EUR 95 — (2)
Merrill Lynch 10/31/2024 $ 283 EUR 261 — (6)
Standard Chartered Bank, Hong Kong 09/18/2024 $ 588 GBP 462 — (18)
Total $ 2,924 $ (4,638)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.30% (1.00)% Quarterly 12/20/2025 $ 525 $ (3) $ (2) $ — $ (5)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.30% (1.00)% Quarterly 12/20/2025 600 (4) (1) — (5)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.30% (1.00)% Quarterly 12/20/2025 400 (2) (1) — (3)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.30% (1.00)% Quarterly 12/20/2025 500 (2) (2) — (4)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.30% (1.00)% Quarterly 12/20/2025 750 (4) (3) — (7)
Goldman Sachs & Co China Construction Bank
Corp/London, 3.125%,
05/17/2025
0.24% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co China Construction Bank
Corp/London, 3.125%,
05/17/2025
0.24% (1.00)% Quarterly 12/20/2025 525 (3) (2) — (5)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co China Construction Bank
Corp/London, 3.125%,
05/17/2025
0.24% (1.00)% Quarterly 12/20/2025 $ 500 $ (4) $ (1) $ — $ (5)
Goldman Sachs & Co China Construction Bank
Corp/London, 3.125%,
05/17/2025
0.24% (1.00)% Quarterly 12/20/2025 550 (2) (3) — (5)
Goldman Sachs & Co China Construction Bank
Corp/London, 3.125%,
05/17/2025
0.24% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.29% (1.00)% Quarterly 12/20/2025 525 (3) (2) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.29% (1.00)% Quarterly 12/20/2025 500 (2) (2) — (4)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.29% (1.00)% Quarterly 12/20/2025 900 (6) (2) — (8)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.29% (1.00)% Quarterly 12/20/2025 300 (2) (1) — (3)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.28% (1.00)% Quarterly 12/20/2025 525 (3) (2) — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.28% (1.00)% Quarterly 12/20/2025 200 (1) (1) — (2)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.28% (1.00)% Quarterly 12/20/2025 800 (6) (1) — (7)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.28% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.28% (1.00)% Quarterly 12/20/2025 550 (2) (3) — (5)
Total $ (58) $ (35) $ — $ (93)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.42 N/A (5.00)% Quarterly 06/20/2029 $ 2,205 $ (146) $ (10) $ (156)
CDX.NA.HY.42 N/A (5.00)% Quarterly 06/20/2029 1,905 (126) (9) (135)
CDX.NA.HY.42 N/A (5.00)% Quarterly 06/20/2029 1,950 (109) (29) (138)
Total $ (381) $ (48) $ (429)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month KRW Certificate of Deposit Pay 3.17% Quarterly Quarterly N/A 09/19/2029 KRW 6,000,000 $ 59 $ — $ 59
3 Month KRW Certificate of Deposit Receive 3.17% Quarterly Quarterly N/A 09/19/2029 2,900,000 (10) (19) (29)
3 Month KRW Certificate of Deposit Receive 3.17% Quarterly Quarterly N/A 09/19/2029 3,100,000 (8) (22) (30)
MXN TIIE Banxico Pay 10.22% Monthly Monthly N/A 06/17/2026 MXN 132,000 62 (4) 58

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
MXN TIIE Banxico Pay 10.22% Monthly Monthly N/A 06/17/2026 MXN 73,000 $ 32 $ — $ 32
Total $ 135 $ (45) $ 90
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/12/2025
Maturity 03/11/2025 $ 203 $ — $ 15 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/13/2025
Maturity 03/18/2025 156 — 17 —
Goldman Sachs &
Co
(a)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long securities
traded in foreign currencies
but settle in USD
Monthly 09/11/2024-
10/08/2025
28,860 — 66 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/18/2025
Maturity 03/21/2025 258 — 28 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
09/17/2024
Maturity 09/20/2024 259 — 31 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/17/2024
Maturity 12/20/2024 259 — 23 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 167 — — (7)
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/04/2025
Maturity 03/07/2025 238 — 11 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
09/27/2024
Maturity 09/27/2024 150 — 10 —
JPMorgan Chase
(b)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in foreign
currencies but settle in USD
Monthly 11/25/2024-
02/28/2025
5,647 — 338 —
Morgan Stanley &
Co
(c)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 07/29/2026 94,030 — 4,395 —
Total $ — $ 4,934 $ (7)
The maturity dates are measured from the commencement of investment in each underlying position of a custom basket.
The spread for a custom basket is negotiated at the security level and is usually similar within a region but may vary.
Notional Amount represents the total absolute value of the underlying securities in a custom basket.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Chevron Corp
(44,444)
$ (6,575)
(22.78)%
Hess Corp
25,000
3,452
11.96%
Schlumberger NV
(37,908)
(1,668)
(5.78)%
Endeavor Group Holdings Inc
58,500
1,608
5.57%
Chesapeake Energy Corp
(21,506)
(1,602)
(5.55)%
International Paper Co
(30,487)
(1,476)
(5.11)%
Shinko Electric Industries Co Ltd
34,857
1,344
4.66%
Neoen SA
27,937
1,196
4.14%
Baxter International Inc
24,700
937
3.25%
Siemens AG
4,937
927
3.21%
Kellanova
11,305
911
3.16%
Kindred Group PLC
57,721
716
2.48%
Ball Corp
10,100
644
2.23%
Amedisys Inc
6,471
634
2.20%
United States Steel Corp
16,168
613
2.12%
Darktrace PLC
63,260
487
1.68%
WillScot Holdings Corp
(12,402)
(478)
(1.66)%
UMB Financial Corp
(4,032)
(418)
(1.45)%
Vivendi SE
31,996
359
1.24%
Covestro AG
5,652
346
1.20%
ConocoPhillips
(3,007)
(342)
(1.19)%
SouthState Corp
(2,810)
(273)
(0.94)%
Capital One Financial Corp
(1,670)
(245)
(0.85)%
thyssenkrupp AG
68,424
242
0.84%
Synopsys Inc
(412)
(214)
(0.74)%
Vizio Holding Corp
17,079
192
0.66%
Vale SA
16,900
178
0.62%
DS Smith PLC
28,046
172
0.60%
Renasant Corp
(4,746)
(166)
(0.58)%
Britvic PLC
7,762
130
0.45%
Sampo Oyj
(2,452)
(110)
(0.38)%
Topdanmark AS
1,961
109
0.38%
Spirent Communications PLC
36,014
84
0.29%
Juniper Networks Inc
338
13
0.05%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
DS Smith PLC
327,658
$ 2,014
35.66%
Darktrace PLC
184,867
1,422
25.18%
Hess Corp
7,312
1,009
17.88%
International Paper Co
(15,255)
(739)
(13.08)%
Chesapeake Energy Corp
(2,419)
(180)
(3.19)%
Vivendi SE
13,353
150
2.65%
Nuveen New York AMT-Free Quality Municipal Income Fund
10,491
116
2.06%
Invesco Dynamic Credit Opportunity Fund
1,529
17
0.30%
(a) Top Underlying Securities WESTGSUSD
(b) Top Underlying Securities WESEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
2,646
$ 1,104
1.17%
NVIDIA Corp
7,909
944
1.00%
EQT Corp
(23,859)
(800)
(0.85)%
Boeing Co/The
(4,353)
(756)
(0.80)%
APA Corp
(24,913)
(710)
(0.76)%
Southwest Airlines Co
(24,215)
(700)
(0.75)%
Henry Schein Inc
(9,788)
(691)
(0.73)%
CH Robinson Worldwide Inc
(6,494)
(672)
(0.71)%
Apple Inc
2,879
659
0.70%
Alphabet Inc - A Shares
4,009
655
0.69%
Norfolk Southern Corp
(2,516)
(644)
(0.69)%
Hess Corp
(4,547)
(628)
(0.67)%
Cooper Cos Inc/The
(5,796)
(613)
(0.65)%
Amazon.com Inc
3,149
562
0.60%
Labcorp Holdings Inc
(2,427)
(558)
(0.59)%
NRG Energy Inc
6,559
558
0.59%
Warner Bros Discovery Inc
(69,868)
(548)
(0.58)%
Meta Platforms Inc
1,027
535
0.57%
Paramount Global - Class B
(50,528)
(529)
(0.56)%
Huntington Ingalls Industries Inc
(1,857)
(525)
(0.56)%
McCormick & Co Inc/MD
(6,561)
(525)
(0.56)%
MSCI Inc
(893)
(518)
(0.55)%
Jack Henry & Associates Inc
(2,986)
(517)
(0.55)%
QUALCOMM Inc
2,921
512
0.55%
J M Smucker Co/The
(4,427)
(508)
(0.54)%
Carrier Global Corp
(6,872)
(500)
(0.53)%
Xcel Energy Inc
(8,088)
(495)
(0.53)%
Dow Inc
(9,169)
(491)
(0.52)%
Monster Beverage Corp
(10,221)
(482)
(0.51)%
Intel Corp
(21,760)
(480)
(0.51)%
Eversource Energy
(7,002)
(473)
(0.50)%
Air Products and Chemicals Inc
(1,694)
(472)
(0.50)%
Moderna Inc
(6,063)
(469)
(0.50)%
Hershey Co/The
(2,425)
(468)
(0.50)%
Dexcom Inc
(6,731)
(467)
(0.50)%
Verisk Analytics Inc
(1,666)
(455)
(0.48)%
Take-Two Interactive Software Inc
(2,742)
(443)
(0.47)%
Equifax Inc
(1,441)
(443)
(0.47)%
Akamai Technologies Inc
(4,334)
(441)
(0.47)%
Fortinet Inc
(5,703)
(437)
(0.47)%
Fidelity National Information Services Inc
(5,170)
(426)
(0.45)%
Catalent Inc
(6,925)
(422)
(0.45)%
First Solar Inc
(1,830)
(416)
(0.44)%
West Pharmaceutical Services Inc
(1,320)
(414)
(0.44)%
Western Digital Corp
(6,291)
(413)
(0.44)%
Ford Motor Co
(36,724)
(411)
(0.44)%
MarketAxess Holdings Inc
(1,687)
(409)
(0.44)%
General Electric Co
2,321
405
0.43%
Williams Cos Inc/The
(8,762)
(401)
(0.42)%
Carnival Corp
(24,219)
(400)
(0.42)%
(c) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (4.91)% Shares Value (000's)
Aerospace & Defense - (0.17)%
Airbus SE 579 $ 89
CAE Inc 13,535 242
Dassault Aviation SA 478 103
General Electric Co 347 61
Leonardo SpA 4,649 119
Melrose Industries PLC 16,338 104
$ 718
Agriculture - (0.02)%
Bunge Global SA 818 83
Airlines - (0.09)%
Air Canada 9,900 113
Delta Air Lines Inc 4,629 197
Southwest Airlines Co 1,492 43
$ 353
Automobile Manufacturers - (0.12)%
PACCAR Inc 410 39
Stellantis NV 23,229 391
Suzuki Motor Corp 8,000 94
$ 524
Banks - (0.02)%
UMB Financial Corp 687 71
Beverages - (0.10)%
Anheuser-Busch InBev SA/NV 55 3
Brown-Forman Corp - B Shares 1,143 52
Celsius Holdings Inc 331 13
Davide Campari-Milano NV 30,553 282
Diageo PLC 711 23
Heineken NV 442 40
Monster Beverage Corp 70 3
$ 416
Biotechnology - (0.09)%
Biogen Inc 212 43
BioMarin Pharmaceutical Inc 438 40
Bio-Rad Laboratories Inc 77 26
Corteva Inc 86 5
Moderna Inc 368 28
Regeneron Pharmaceuticals Inc 55 65
Vertex Pharmaceuticals Inc 245 122
$ 329
Building Materials - (0.06)%
Builders FirstSource Inc 1,037 180
Svenska Cellulosa AB SCA 5,404 75
TOTO Ltd 500 17
$ 272
Chemicals - (0.13)%
Celanese Corp 427 56
Nippon Sanso Holdings Corp 900 31
OCI NV 5,440 173
Shin-Etsu Chemical Co Ltd 3,200 142
Syensqo SA 753 62
Westlake Corp 580 84
$ 548
Coal - (0.05)%
Teck Resources Ltd 4,200 201
Commercial Services - (0.16)%
Ashtead Group PLC 2,479 177
Corpay Inc 460 145
Equifax Inc 306 94
Moody's Corp 34 17
PayPal Holdings Inc 1,260 91
RB Global Inc 600 52
Rentokil Initial PLC 2,331 15
TOPPAN Holdings Inc 600 18
U-Haul Holding Co 1,127 77
Wise PLC 2,257 21
$ 707
COMMON STOCKS (continued) Shares Value (000’s)
Computers - (0.13)%
CGI Inc 1,800 $ 203
Crowdstrike Holdings Inc 48 13
Dell Technologies Inc 509 59
NTT Data Group Corp 5,400 82
Super Micro Computer Inc 144 63
Western Digital Corp 1,979 130
$ 550
Consumer Products - (0.02)%
Avery Dennison Corp 319 71
Cosmetics & Personal Care - (0.01)%
Beiersdorf AG 157 23
Distribution & Wholesale - 0.00%
D'ieteren Group 47 11
Diversified Financial Services - (0.09)%
Japan Exchange Group Inc 4,900 114
London Stock Exchange Group PLC 1,148 155
Mastercard Inc 201 97
Nasdaq Inc 158 11
$ 377
Electric - (0.01)%
Elia Group SA/NV 311 34
Electronics - (0.11)%
Jabil Inc 35 4
Keysight Technologies Inc 926 143
Mettler-Toledo International Inc 44 63
MINEBEA MITSUMI Inc 6,900 146
Trimble Inc 1,150 65
$ 421
Energy - Alternate Sources - (0.01)%
Enphase Energy Inc 34 4
First Solar Inc 132 30
$ 34
Engineering & Construction - (0.15)%
Auckland International Airport Ltd 27,058 129
Ferrovial SE 4,879 204
Jacobs Solutions Inc 1,304 197
Kajima Corp 2,400 44
Taisei Corp 1,200 55
$ 629
Entertainment - (0.08)%
DraftKings Inc 1,036 36
Flutter Entertainment PLC 1,273 272
Live Nation Entertainment Inc 33 3
$ 311
Environmental Control - (0.04)%
GFL Environmental Inc 2,900 126
Veralto Corp 250 28
$ 154
Food - (0.09)%
Kerry Group PLC 1,327 133
Kikkoman Corp 19,100 216
Lamb Weston Holdings Inc 657 41
Seven & i Holdings Co Ltd 300 4
$ 394
Food Service - 0.00%
Sodexo SA 226 20
Healthcare - Products - (0.52)%
Agilent Technologies Inc 1,720 246
Avantor Inc 2,294 59
Bio-Techne Corp 1,068 79
Cooper Cos Inc/The 1,380 146
Danaher Corp 752 203
Demant A/S 976 41
Edwards Lifesciences Corp 736 52
FUJIFILM Holdings Corp 6,600 178
GE HealthCare Technologies Inc 607 51
Olympus Corp 9,200 168
QIAGEN NV 3,563 164
Revvity Inc 1,634 200

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Healthcare - Products (continued)
Sartorius Stedim Biotech 601 $ 122
STERIS PLC 39 9
Thermo Fisher Scientific Inc 64 39
Waters Corp 1,067 370
West Pharmaceutical Services Inc 148 46
$ 2,173
Healthcare - Services - (0.11)%
BioMerieux 69 8
Catalent Inc 662 40
Centene Corp 1,656 131
Fresenius SE & Co KGaA 3,374 125
Humana Inc 481 171
$ 475
Home Furnishings - (0.01)%
Sony Group Corp 400 39
Insurance - (0.09)%
American International Group Inc 1,732 133
Aon PLC 114 39
Assurant Inc 1,106 217
$ 389
Internet - (0.20)%
Airbnb Inc 813 95
Expedia Group Inc 1,020 142
GoDaddy Inc 1,234 207
Rakuten Group Inc 27,100 193
SEEK Ltd 8,332 130
Snap Inc Class A 3,965 37
Zillow Group Inc - C Shares 1,069 59
$ 863
Investment Companies - (0.08)%
Investor AB - B Shares 3,597 107
L E Lundbergforetagen AB 878 48
Washington H Soul Pattinson & Co Ltd 7,400 173
$ 328
Iron & Steel - (0.07)%
BlueScope Steel Ltd 770 11
Cleveland-Cliffs Inc 11,572 151
Mineral Resources Ltd 4,595 124
$ 286
Leisure Products & Services - (0.01)%
BRP Inc 500 36
Royal Caribbean Cruises Ltd 115 19
$ 55
Lodging - (0.04)%
Galaxy Entertainment Group Ltd 7,000 27
Hyatt Hotels Corp 940 143
MGM Resorts International 488 18
$ 188
Machinery - Construction & Mining - (0.06)%
GE Vernova Inc 123 25
Mitsubishi Heavy Industries Ltd 8,000 108
Siemens Energy AG 2,138 62
$ 195
Machinery - Diversified - (0.11)%
Graco Inc 1,715 143
Ingersoll Rand Inc 753 69
Nordson Corp 224 57
SMC Corp 100 46
Yaskawa Electric Corp 4,600 153
$ 468
Media - (0.10)%
Bollore SE 29,733 196
Charter Communications Inc 115 40
News Corp - A Shares 3,089 88
Pearson PLC 1,988 28
Thomson Reuters Corp 200 34
Warner Bros Discovery Inc 2,033 16
$ 402
COMMON STOCKS (continued) Shares Value (000’s)
Mining - (0.08)%
Cameco Corp 700 $ 29
Ivanhoe Mines Ltd 10,300 137
Sumitomo Metal Mining Co Ltd 1,400 39
Wheaton Precious Metals Corp 1,700 105
$ 310
Miscellaneous Manufacturers - (0.11)%
Alstom SA 1,384 28
Axon Enterprise Inc 206 75
Teledyne Technologies Inc 745 322
$ 425
Oil & Gas - (0.09)%
Chesapeake Energy Corp 369 28
Galp Energia SGPS SA 6,823 142
Marathon Petroleum Corp 321 57
Phillips 66 1,122 157
Valero Energy Corp 25 4
$ 388
Oil & Gas Services - (0.02)%
Schlumberger NV 2,273 100
Pharmaceuticals - (0.10)%
Bayer AG 1,484 46
Cardinal Health Inc 435 49
Henry Schein Inc 47 3
McKesson Corp 468 263
UCB SA 384 70
$ 431
Private Equity - (0.08)%
EQT AB 5,599 188
Onex Corp 1,800 127
$ 315
Real Estate - (0.21)%
CBRE Group Inc 3,437 396
Fastighets AB Balder 39,215 307
FirstService Corp 900 162
$ 865
Retail - (0.25)%
CarMax Inc 1,886 159
Nitori Holdings Co Ltd 2,300 337
Reece Ltd 450 8
Tokyo Gas Co Ltd 4,400 110
Zensho Holdings Co Ltd 7,600 397
$ 1,011
Semiconductors - (0.10)%
Infineon Technologies AG 557 20
Intel Corp 6,666 147
Marvell Technology Inc 41 3
Qorvo Inc 1,329 154
Renesas Electronics Corp 200 3
Rohm Co Ltd 2,800 35
SUMCO Corp 3,100 36
$ 398
Software - (0.28)%
Akamai Technologies Inc 1,854 189
Bentley Systems Inc 827 43
Dayforce Inc 49 3
Fair Isaac Corp 26 45
MicroStrategy Inc 364 48
MongoDB Inc 78 23
PTC Inc 1,593 285
ROBLOX Corp 1,005 44
Roper Technologies Inc 368 204
Tyler Technologies Inc 15 9
WiseTech Global Ltd 2,925 236
Zoom Video Communications Inc 205 14
$ 1,143
Telecommunications - (0.03)%
SoftBank Group Corp 2,000 116
Toys, Games & Hobbies - (0.02)%
Bandai Namco Holdings Inc 4,500 97

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2024
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Transportation - (0.39)%
Canadian Pacific Kansas City Ltd 3,200 $ 266
Central Japan Railway Co 2,000 46
CSX Corp 1,280 44
DSV A/S 1,164 208
JB Hunt Transport Services Inc 997 173
Keisei Electric Railway Co Ltd 11,400 361
Kintetsu Group Holdings Co Ltd 6,100 142
Knight-Swift Transportation Holdings Inc 1,478 77
Old Dominion Freight Line Inc 860 166
Tokyu Corp 12,700 155
$ 1,638
TOTAL COMMON STOCKS (proceeds $18,917) $ 20,349
PREFERRED STOCKS - (0.02)%
Electronics - (0.02)%
Sartorius AG 0.74% 276 $ 76
TOTAL PREFERRED STOCKS (proceeds $96) $ 76
TOTAL SHORT SALES (proceeds $19,013) $ 20,425

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .24 % Shares Held Value (000's)
Money Market Funds - 2 .24%
Principal Government Money Market Fund - Class
R-6 5.21%
(a),(b)
438,079 $ 438
TOTAL INVESTMENT COMPANIES $ 438
COMMON STOCKS - 96 .66 % Shares Held Value (000's)
Commercial Services - 6 .91%
Atlas Arteria Ltd 85,132 $ 293
CCR SA 189,922 443
Hutchison Port Holdings Trust 1,478,800 191
Transurban Group 46,796 428
$ 1,355
Electric - 46 .18%
American Electric Power Co Inc 7,718 774
CenterPoint Energy Inc 21,331 582
CLP Holdings Ltd 43,500 388
CMS Energy Corp 9,567 649
DTE Energy Co 3,226 403
EDP Renovaveis SA 30,777 493
Elia Group SA/NV 2,897 318
Emera Inc 16,100 606
Entergy Corp 6,314 762
National Grid PLC 74,159 977
NextEra Energy Inc 18,215 1,467
Northwestern Energy Group Inc 6,586 358
PG&E Corp 42,192 831
Xcel Energy Inc 7,198 441
$ 9,049
Engineering & Construction - 12 .42%
Aeroports de Paris SA 4,622 605
Beijing Capital International Airport Co Ltd
(c)
1,008,000 302
Cellnex Telecom SA - Rights
(c),(d)
16,654 643
China Tower Corp Ltd
(d)
1,778,000 218
Enav SpA
(d)
63,235 279
Grupo Aeroportuario del Centro Norte SAB de CV 48,200 386
$ 2,433
Gas - 1 .49%
China Resources Gas Group Ltd 86,900 292
Pipelines - 10 .57%
APA Group 57,019 292
DT Midstream Inc 5,975 469
Gibson Energy Inc 28,700 474
Williams Cos Inc/The 18,264 836
$ 2,071
REITs - 9 .28%
American Tower Corp 4,750 1,064
Crown Castle Inc 6,741 755
$ 1,819
Telecommunications - 1 .11%
Indus Towers Ltd
(c)
39,761 217
Transportation - 4 .76%
Canadian National Railway Co 3,200 377
Kyushu Railway Co 7,600 203
Union Pacific Corp 1,376 353
$ 933
Water - 3 .94%
Aguas Andinas SA 680,655 207
Severn Trent PLC 16,727 566
$ 773
TOTAL COMMON STOCKS $ 18,942
Total Investments $ 19,380
Other Assets and Liabilities -  1.10% 215
TOTAL NET ASSETS - 100.00% $ 19,595
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,140 or 5.82% of net assets.

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
August 31, 2024
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 682 $ 4,271 $ 4,515 $ 438
$ 682 $ 4,271 $ 4,515 $ 438
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 31 $ — $ — $ —
$ 31 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 3 .48 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .72%
iShares MSCI EAFE ETF
(a)
393,300 $ 32,636
Money Market Funds - 0 .76%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(b),(c)
289,539 290
Principal Government Money Market Fund - Class
R-6 5.21%
(b),(c),(d)
8,792,153 8,792
$ 9,082
TOTAL INVESTMENT COMPANIES $ 41,718
COMMON STOCKS - 96 .40 % Shares Held Value (000's)
Advertising - 0 .23%
Dentsu Group Inc 13,700 $ 421
Publicis Groupe SA 15,228 1,680
WPP PLC 71,760 687
$ 2,788
Aerospace & Defense - 2 .08%
Airbus SE 39,535 6,073
BAE Systems PLC 201,611 3,625
Dassault Aviation SA 1,335 288
Elbit Systems Ltd 1,805 372
Leonardo SpA 26,927 687
Melrose Industries PLC 87,542 556
MTU Aero Engines AG 3,581 1,072
Rheinmetall AG 2,891 1,737
Rolls-Royce Holdings PLC
(e)
565,865 3,710
Saab AB 21,312 504
Safran SA 22,742 4,984
Singapore Technologies Engineering Ltd 103,900 354
Thales SA 6,294 1,057
$ 25,019
Agriculture - 0 .76%
British American Tobacco PLC 132,880 4,974
Imperial Brands PLC 54,027 1,551
Japan Tobacco Inc 79,900 2,307
Wilmar International Ltd 129,900 312
$ 9,144
Airlines - 0 .11%
ANA Holdings Inc 10,800 218
Deutsche Lufthansa AG 40,465 263
Japan Airlines Co Ltd 9,700 163
Qantas Airways Ltd
(e)
54,001 244
Singapore Airlines Ltd 99,100 477
$ 1,365
Apparel - 2 .00%
Adidas AG 10,778 2,765
Asics Corp 45,400 901
Hermes International SCA 2,107 5,043
Kering SA 4,953 1,420
LVMH Moet Hennessy Louis Vuitton SE 18,301 13,622
Puma SE 7,141 308
$ 24,059
Automobile Manufacturers - 3 .07%
Bayerische Motoren Werke AG 21,217 1,969
Daimler Truck Holding AG 32,852 1,263
Ferrari NV 8,386 4,167
Honda Motor Co Ltd 298,600 3,295
Isuzu Motors Ltd 39,400 598
Mazda Motor Corp 38,400 324
Mercedes-Benz Group AG 49,826 3,434
Nissan Motor Co Ltd
(a)
156,000 461
Renault SA 12,789 607
Stellantis NV 140,799 2,370
Subaru Corp 40,100 769
Suzuki Motor Corp 104,600 1,230
Toyota Motor Corp 683,100 13,043
Volvo AB - A Shares 13,323 359
Volvo AB - B Shares 105,687 2,810
Volvo Car AB
(e)
50,378 144
$ 36,843
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .64%
Aisin Corp 12,000 $ 422
Bridgestone Corp 37,900 1,482
Cie Generale des Etablissements Michelin SCA 45,191 1,774
Continental AG 7,319 495
Denso Corp 125,800 1,953
Sumitomo Electric Industries Ltd 47,600 793
Toyota Industries Corp 9,800 776
$ 7,695
Banks - 11 .51%
ABN AMRO Bank NV
(f)
30,484 524
AIB Group PLC 120,785 727
ANZ Group Holdings Ltd 200,212 4,110
Banco Bilbao Vizcaya Argentaria SA 383,454 4,074
Banco BPM SpA 85,689 584
Banco de Sabadell SA 361,960 777
Banco Santander SA 1,030,895 5,126
Bank Hapoalim BM 85,922 857
Bank Leumi Le-Israel BM 102,995 996
Bank of Ireland Group PLC 67,679 778
Banque Cantonale Vaudoise 2,037 218
Barclays PLC 982,221 2,970
BNP Paribas SA 67,714 4,684
BOC Hong Kong Holdings Ltd 246,000 772
CaixaBank SA 241,789 1,456
Chiba Bank Ltd/The 35,900 304
Commerzbank AG 66,997 993
Commonwealth Bank of Australia 111,350 10,487
Computershare Ltd 35,398 681
Concordia Financial Group Ltd
(a)
69,800 396
Credit Agricole SA 70,464 1,104
Danske Bank A/S 45,892 1,433
DBS Group Holdings Ltd 132,570 3,702
Deutsche Bank AG 126,080 2,063
DNB Bank ASA 59,583 1,259
Erste Group Bank AG 22,404 1,226
FinecoBank Banca Fineco SpA 40,652 698
Hang Seng Bank Ltd 50,400 607
HSBC Holdings PLC 1,232,087 10,831
ING Groep NV 219,789 3,996
Intesa Sanpaolo SpA 973,144 4,067
Israel Discount Bank Ltd 83,663 464
Japan Post Bank Co Ltd 96,300 905
KBC Group NV 15,271 1,189
Lloyds Banking Group PLC 4,151,712 3,207
Macquarie Group Ltd 24,147 3,515
Mediobanca Banca di Credito Finanziario SpA 33,251 563
Mitsubishi UFJ Financial Group Inc 738,800 7,795
Mizrahi Tefahot Bank Ltd 10,477 401
Mizuho Financial Group Inc 160,480 3,333
National Australia Bank Ltd 205,796 5,304
NatWest Group PLC 442,542 2,016
Nordea Bank Abp 209,918 2,480
Oversea-Chinese Banking Corp Ltd 225,300 2,511
Resona Holdings Inc 139,100 989
Shizuoka Financial Group Inc 29,000 259
Skandinaviska Enskilda Banken AB 105,581 1,626
Societe Generale SA 48,083 1,162
Standard Chartered PLC 144,314 1,485
Sumitomo Mitsui Financial Group Inc 83,300 5,497
Sumitomo Mitsui Trust Holdings Inc 43,188 1,076
Svenska Handelsbanken AB 97,045 1,001
Swedbank AB 56,488 1,208
UBS Group AG 218,830 6,743
UniCredit SpA 98,024 4,074
United Overseas Bank Ltd 84,200 2,024
Westpac Banking Corp 230,381 4,857
$ 138,184

Schedule of Investments
International Equity Index Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1 .57%
Anheuser-Busch InBev SA/NV 59,788 $ 3,669
Asahi Group Holdings Ltd 32,000 1,194
Carlsberg AS 6,356 747
Coca-Cola Europacific Partners PLC 13,738 1,106
Coca-Cola HBC AG
(e)
14,528 539
Davide Campari-Milano NV 40,961 379
Diageo PLC 147,914 4,829
Endeavour Group Ltd/Australia 101,287 365
Heineken Holding NV 8,624 650
Heineken NV
(a)
19,162 1,729
JDE Peet's NV 8,242 189
Kirin Holdings Co Ltd 51,700 780
Pernod Ricard SA 13,484 1,920
Suntory Beverage & Food Ltd 9,400 346
Treasury Wine Estates Ltd 53,987 416
$ 18,858
Biotechnology - 0 .87%
Argenx SE
(e)
3,954 2,043
Bachem Holding AG 2,283 219
CSL Ltd 32,146 6,676
Genmab A/S
(e)
4,180 1,163
Swedish Orphan Biovitrum AB
(e)
12,967 405
$ 10,506
Building Materials - 1 .52%
AGC Inc 12,900 407
Cie de Saint-Gobain SA 30,181 2,637
Daikin Industries Ltd 17,600 2,249
Geberit AG 2,224 1,423
Heidelberg Materials AG 9,085 965
Holcim AG
(e)
34,679 3,359
Investment AB Latour 10,014 302
James Hardie Industries PLC
(e)
28,704 1,071
Kingspan Group PLC 10,284 895
Nibe Industrier AB 100,832 498
ROCKWOOL A/S 629 273
Sika AG 10,144 3,266
Svenska Cellulosa AB SCA 40,320 560
TOTO Ltd 9,500 330
$ 18,235
Chemicals - 2 .65%
Air Liquide SA 38,465 7,179
Akzo Nobel NV 11,353 726
Arkema SA 3,744 347
Asahi Kasei Corp 83,400 591
BASF SE 59,383 3,018
Brenntag SE 8,646 643
Clariant AG
(e)
14,592 230
Covestro AG
(e),(f)
12,574 771
Croda International PLC 8,826 478
DSM-Firmenich AG 12,374 1,689
EMS-Chemie Holding AG 467 392
Evonik Industries AG 17,052 378
Givaudan SA 615 3,159
ICL Group Ltd 52,333 240
Mitsubishi Chemical Group Corp 90,200 527
Mitsui Chemicals Inc 11,500 308
Nippon Paint Holdings Co Ltd 63,100 400
Nippon Sanso Holdings Corp 11,700 403
Nitto Denko Corp 9,400 788
Novonesis (Novozymes) B 23,445 1,628
OCI NV 7,148 227
Shin-Etsu Chemical Co Ltd 119,800 5,303
Syensqo SA 4,931 406
Symrise AG 8,835 1,166
Toray Industries Inc 92,300 477
Yara International ASA 11,198 326
$ 31,800
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 2 .75%
Adecco Group AG 11,206 $ 382
Adyen NV
(e),(f)
1,446 2,134
Ashtead Group PLC 29,095 2,072
Brambles Ltd 92,660 1,142
Bureau Veritas SA 21,139 696
Dai Nippon Printing Co Ltd 12,800 462
Edenred SE 16,606 699
Experian PLC 61,141 2,971
Intertek Group PLC 10,738 702
Nexi SpA
(e),(f)
39,941 279
Randstad NV 7,221 348
Recruit Holdings Co Ltd 98,800 6,161
RELX PLC 124,228 5,799
Rentokil Initial PLC 167,969 1,072
Secom Co Ltd 14,000 1,022
Securitas AB 32,721 383
SGS SA 10,197 1,139
TOPPAN Holdings Inc 15,900 480
Transurban Group 205,736 1,880
Wise PLC
(e)
44,318 412
Wolters Kluwer NV 16,535 2,828
$ 33,063
Computers - 1 .00%
Bechtle AG 5,539 239
Capgemini SE 10,335 2,141
Check Point Software Technologies Ltd
(e)
5,908 1,137
CyberArk Software Ltd
(e)
2,862 821
Fujitsu Ltd 110,300 2,039
Logitech International SA 10,365 941
NEC Corp 16,300 1,445
Nomura Research Institute Ltd 25,143 846
NTT Data Group Corp 42,000 641
Obic Co Ltd 4,300 744
Otsuka Corp 15,400 366
SCSK Corp 10,600 213
Teleperformance SE 3,648 397
$ 11,970
Consumer Products - 0 .27%
Henkel AG & Co KGaA 6,914 575
Reckitt Benckiser Group PLC 46,441 2,672
$ 3,247
Cosmetics & Personal Care - 2 .11%
Beiersdorf AG 6,603 955
Essity AB 40,539 1,231
Haleon PLC 486,088 2,448
Kao Corp 31,000 1,389
L'Oreal SA 16,010 7,025
Shiseido Co Ltd 26,600 593
Unicharm Corp 26,900 933
Unilever PLC 165,993 10,761
$ 25,335
Distribution & Wholesale - 1 .66%
AddTech AB 17,663 559
Bunzl PLC 22,507 1,051
D'ieteren Group 1,429 347
IMCD NV 3,791 621
ITOCHU Corp 79,100 4,212
Marubeni Corp 94,800 1,635
Mitsubishi Corp 222,400 4,630
Mitsui & Co Ltd 171,200 3,700
Rexel SA 15,254 385
Seven Group Holdings Ltd 13,475 374
Sumitomo Corp 69,200 1,645
Toyota Tsusho Corp 42,400 819
$ 19,978
Diversified Financial Services - 1 .64%
AerCap Holdings NV 12,907 1,257
Amundi SA
(f)
4,152 312
ASX Ltd 12,900 534

Schedule of Investments
International Equity Index Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Daiwa Securities Group Inc 88,700 $ 659
Deutsche Boerse AG 12,641 2,842
Euronext NV
(f)
5,345 571
Futu Holdings Ltd ADR
(e)
3,788 241
Hargreaves Lansdown PLC 23,669 346
Hong Kong Exchanges & Clearing Ltd 80,200 2,447
Japan Exchange Group Inc 33,000 766
Julius Baer Group Ltd 13,706 802
London Stock Exchange Group PLC 31,813 4,294
Mitsubishi HC Capital Inc 53,700 388
Nomura Holdings Inc 199,900 1,174
ORIX Corp 76,800 1,931
SBI Holdings Inc 18,090 445
Schroders PLC 54,515 247
Singapore Exchange Ltd 57,100 474
$ 19,730
Electric - 2 .64%
BKW AG 1,429 269
Chubu Electric Power Co Inc 42,800 535
CLP Holdings Ltd 109,000 972
E.ON SE 149,377 2,117
EDP Renovaveis SA 20,756 332
EDP SA 208,785 878
Elia Group SA/NV 1,989 218
Endesa SA 21,133 446
Enel SpA 541,145 4,113
Engie SA 121,522 2,140
Fortum Oyj 29,850 476
Iberdrola SA 406,355 5,766
Kansai Electric Power Co Inc/The 46,900 834
Mercury NZ Ltd 47,142 185
Meridian Energy Ltd 86,115 342
National Grid PLC 320,146 4,217
Origin Energy Ltd 114,621 773
Orsted AS
(e),(f)
12,586 727
Power Assets Holdings Ltd 92,000 640
Redeia Corp SA 27,000 513
RWE AG 42,067 1,517
Sembcorp Industries Ltd 60,500 229
SSE PLC 72,753 1,809
Terna - Rete Elettrica Nazionale 93,613 815
Tokyo Electric Power Co Holdings Inc
(e)
101,600 485
Verbund AG 4,531 385
$ 31,733
Electrical Components & Equipment - 0 .96%
Brother Industries Ltd 15,300 286
Legrand SA 17,448 1,954
Schneider Electric SE 36,380 9,281
$ 11,521
Electronics - 1 .74%
ABB Ltd 105,225 6,051
Assa Abloy AB 66,686 2,155
Halma PLC 25,260 869
Hoya Corp 23,400 3,321
Ibiden Co Ltd 7,900 275
Kyocera Corp 85,500 1,059
MINEBEA MITSUMI Inc 24,200 512
Murata Manufacturing Co Ltd 112,600 2,360
NIDEC CORP 27,800 1,134
SCREEN Holdings Co Ltd 5,400 410
Shimadzu Corp 16,000 535
TDK Corp 25,900 1,765
Yokogawa Electric Corp 15,400 434
$ 20,880
Energy - Alternate Sources - 0 .13%
Vestas Wind Systems A/S
(e)
67,190 1,535
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 1 .11%
Acciona SA 1,669 $ 225
ACS Actividades de Construccion y Servicios SA 12,219 555
Aena SME SA
(f)
4,990 1,004
Aeroports de Paris SA 2,343 307
Auckland International Airport Ltd 88,638 421
Bouygues SA 12,616 451
Cellnex Telecom SA - Rights
(e),(f)
35,253 1,361
CK Infrastructure Holdings Ltd 43,000 318
Eiffage SA 4,890 513
Ferrovial SE 34,717 1,452
Infrastrutture Wireless Italiane SpA
(f)
22,730 272
Kajima Corp 26,400 483
Keppel Ltd 96,900 458
Obayashi Corp 43,200 556
Skanska AB 22,639 457
Taisei Corp 11,200 509
Vinci SA 33,283 3,978
$ 13,320
Entertainment - 0 .68%
Aristocrat Leisure Ltd 37,790 1,395
CTS Eventim AG & Co KGaA 4,152 391
Entain PLC 42,512 362
Evolution AB
(f)
11,980 1,245
Genting Singapore Ltd 408,900 252
La Francaise des Jeux SAEM
(f)
6,780 276
Lottery Corp Ltd/The 148,089 499
Oriental Land Co Ltd/Japan 72,600 1,986
Toho Co Ltd/Tokyo 7,600 292
Universal Music Group NV 54,769 1,433
$ 8,131
Food - 3 .60%
Aeon Co Ltd
(a)
43,400 1,087
Ajinomoto Co Inc 30,800 1,186
Barry Callebaut AG 241 390
Carrefour SA 36,086 581
Chocoladefabriken Lindt & Spruengli AG - PC 64 846
Chocoladefabriken Lindt & Spruengli AG - REG 7 915
CK Hutchison Holdings Ltd 178,132 976
Coles Group Ltd 89,117 1,131
Danone SA 42,953 2,985
J Sainsbury PLC 110,050 424
Jeronimo Martins SGPS SA 18,842 349
Kerry Group PLC 10,279 1,032
Kesko Oyj 18,173 368
Kikkoman Corp 45,200 512
Kobe Bussan Co Ltd 10,200 294
Koninklijke Ahold Delhaize NV 62,331 2,145
Lotus Bakeries NV 27 340
MEIJI Holdings Co Ltd 15,800 392
Mowi ASA 30,965 539
Nestle SA 174,320 18,694
Nissin Foods Holdings Co Ltd 13,600 355
Orkla ASA 46,640 415
Salmar ASA 4,466 232
Seven & i Holdings Co Ltd
(a)
147,300 2,122
Tesco PLC 460,810 2,148
WH Group Ltd
(f)
555,000 403
Woolworths Group Ltd 81,277 1,961
Yakult Honsha Co Ltd 17,300 365
$ 43,187
Food Service - 0 .34%
Compass Group PLC 113,153 3,576
Sodexo SA 5,886 524
$ 4,100
Forest Products & Paper - 0 .16%
Holmen AB 5,155 211
Mondi PLC 29,369 570
UPM-Kymmene Oyj 35,511 1,197
$ 1,978

Schedule of Investments
International Equity Index Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .21%
Centrica PLC 348,901 $ 592
Hong Kong & China Gas Co Ltd 745,387 605
Osaka Gas Co Ltd 24,600 608
Snam SpA 134,167 667
$ 2,472
Hand & Machine Tools - 0 .29%
Fuji Electric Co Ltd 8,900 537
Makita Corp 15,800 529
Schindler Holding AG - PC 2,709 754
Schindler Holding AG - REG 1,562 423
Techtronic Industries Co Ltd 91,500 1,226
$ 3,469
Healthcare - Products - 2 .08%
Alcon Inc 33,247 3,239
Carl Zeiss Meditec AG 2,722 200
Cochlear Ltd 4,358 885
Coloplast A/S 8,391 1,142
Demant A/S
(e)
6,729 285
DiaSorin SpA 1,513 175
EssilorLuxottica SA 19,777 4,690
Fisher & Paykel Healthcare Corp Ltd 38,970 870
FUJIFILM Holdings Corp 74,500 2,009
Getinge AB 15,470 322
Koninklijke Philips NV
(e)
53,157 1,601
Lifco AB 15,510 519
Olympus Corp 78,100 1,428
QIAGEN NV
(e)
14,760 679
Sartorius Stedim Biotech 1,943 395
Siemens Healthineers AG
(f)
18,763 1,094
Smith & Nephew PLC 58,174 896
Sonova Holding AG 3,373 1,179
Straumann Holding AG 7,427 1,100
Sysmex Corp 33,500 650
Terumo Corp 89,300 1,660
$ 25,018
Healthcare - Services - 0 .54%
BioMerieux 2,756 319
Eurofins Scientific SE 8,988 513
Fresenius Medical Care AG 13,665 528
Fresenius SE & Co KGaA
(e)
28,106 1,038
Lonza Group AG 4,806 3,161
Ramsay Health Care Ltd 12,230 343
Sonic Healthcare Ltd 30,365 568
$ 6,470
Holding Companies - Diversified - 0 .07%
Jardine Matheson Holdings Ltd 10,668 385
Swire Pacific Ltd 28,500 242
Wharf Holdings Ltd/The 73,000 191
$ 818
Home Builders - 0 .30%
Barratt Developments PLC 91,707 614
Berkeley Group Holdings PLC 7,033 462
Daiwa House Industry Co Ltd 37,300 1,149
Persimmon PLC 21,281 461
Sekisui Chemical Co Ltd 25,100 383
Taylor Wimpey PLC 235,522 500
$ 3,569
Home Furnishings - 0 .85%
Hoshizaki Corp 7,400 240
Panasonic Holdings Corp 155,100 1,303
Rational AG 346 349
SEB SA 1,684 175
Sony Group Corp 83,100 8,094
$ 10,161
Insurance - 5 .19%
Admiral Group PLC 17,322 665
Aegon Ltd 89,835 550
Ageas SA/NV 10,630 546
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
AIA Group Ltd 741,400 $ 5,221
Allianz SE 26,062 8,096
ASR Nederland NV 10,545 517
Aviva PLC 178,116 1,185
AXA SA 120,905 4,602
Baloise Holding AG 2,895 560
Dai-ichi Life Holdings Inc 60,200 1,738
Generali 67,861 1,873
Gjensidige Forsikring ASA 13,526 240
Hannover Rueck SE 4,012 1,138
Helvetia Holding AG 2,470 392
Insurance Australia Group Ltd 157,702 806
Japan Post Holdings Co Ltd 128,000 1,251
Japan Post Insurance Co Ltd 13,000 246
Legal & General Group PLC 396,337 1,171
M&G PLC 150,456 425
Medibank Pvt Ltd 183,235 478
MS&AD Insurance Group Holdings Inc 85,600 1,973
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
8,900 4,815
NN Group NV 18,014 884
Phoenix Group Holdings PLC 46,646 348
Prudential PLC 182,510 1,571
QBE Insurance Group Ltd 99,961 1,066
Sampo Oyj 30,036 1,339
Sompo Holdings Inc 62,650 1,479
Suncorp Group Ltd 84,652 1,011
Swiss Life Holding AG 1,911 1,549
Swiss Re AG 20,068 2,742
T&D Holdings Inc 32,600 552
Talanx AG 4,295 370
Tokio Marine Holdings Inc 125,000 4,757
Tryg A/S 22,556 503
Zurich Insurance Group AG 9,738 5,653
$ 62,312
Internet - 0 .95%
Auto Trader Group PLC
(f)
59,525 668
CAR Group Ltd 23,839 612
Delivery Hero SE
(e),(f)
12,299 388
Grab Holdings Ltd
(e)
142,188 458
LY Corp 177,800 487
M3 Inc 29,900 291
MonotaRO Co Ltd 16,900 267
Prosus NV
(e)
94,317 3,496
Rakuten Group Inc 100,100 711
Scout24 SE
(f)
4,990 381
Sea Ltd ADR
(e)
24,629 1,929
SEEK Ltd 23,740 370
Trend Micro Inc/Japan 8,400 505
Wix.com Ltd
(e)
3,517 586
ZOZO Inc 9,100 290
$ 11,439
Investment Companies - 0 .53%
Eurazeo SE 3,087 243
EXOR NV 6,616 738
Groupe Bruxelles Lambert NV 5,525 427
Industrivarden AB - A Shares 8,086 291
Industrivarden AB - C Shares 10,647 382
Investor AB - B Shares 115,160 3,429
L E Lundbergforetagen AB 5,140 282
Sofina SA 1,042 254
Washington H Soul Pattinson & Co Ltd 15,611 364
$ 6,410
Iron & Steel - 0 .41%
ArcelorMittal SA 31,207 731
BlueScope Steel Ltd 29,280 408
Fortescue Ltd 112,671 1,388
JFE Holdings Inc 38,300 531
Mineral Resources Ltd 11,883 320

Schedule of Investments
International Equity Index Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
Nippon Steel Corp 57,877 $ 1,321
voestalpine AG 7,246 177
$ 4,876
Leisure Products & Services - 0 .29%
Amadeus IT Group SA 29,974 2,022
Shimano Inc 5,100 964
Yamaha Motor Co Ltd 55,900 490
$ 3,476
Lodging - 0 .24%
Accor SA 12,967 547
Galaxy Entertainment Group Ltd 147,000 567
InterContinental Hotels Group PLC 10,731 1,074
Sands China Ltd
(e)
164,400 298
Whitbread PLC 11,986 455
$ 2,941
Machinery - Construction & Mining - 1 .58%
Epiroc AB - A Shares 43,847 845
Epiroc AB - B Shares 25,947 461
Hitachi Construction Machinery Co Ltd 7,300 180
Hitachi Ltd 308,500 7,611
Komatsu Ltd 61,600 1,724
Metso Oyj 41,366 420
Mitsubishi Electric Corp 126,500 2,131
Mitsubishi Heavy Industries Ltd 213,200 2,874
Sandvik AB 70,941 1,511
Siemens Energy AG
(e)
42,545 1,229
$ 18,986
Machinery - Diversified - 1 .84%
Atlas Copco AB - A Shares 178,716 3,251
Atlas Copco AB - B Shares 103,851 1,656
Beijer Ref AB 24,008 414
Daifuku Co Ltd 21,500 415
FANUC Corp 62,900 1,857
GEA Group AG 10,319 486
Hexagon AB 138,137 1,414
Husqvarna AB 23,713 160
Keyence Corp 12,960 6,226
Kone Oyj 22,614 1,220
Kubota Corp 66,600 937
Omron Corp 11,900 494
SMC Corp 3,800 1,762
Spirax Group PLC 4,898 498
Wartsila OYJ Abp 33,464 738
Yaskawa Electric Corp 16,200 540
$ 22,068
Media - 0 .20%
Bollore SE 48,183 317
Informa PLC 88,702 977
Pearson PLC 40,032 558
Vivendi SE 47,967 538
$ 2,390
Metal Fabrication & Hardware - 0 .26%
Prysmian SpA 17,984 1,267
SKF AB 22,678 430
Tenaris SA 31,418 462
VAT Group AG
(f)
1,796 932
$ 3,091
Mining - 2 .18%
Anglo American PLC 84,545 2,466
Antofagasta PLC 26,237 641
BHP Group Ltd 337,431 9,291
Boliden AB 18,198 556
Endeavour Mining PLC 12,427 264
Glencore PLC
(e)
689,997 3,640
Norsk Hydro ASA 93,568 522
Northern Star Resources Ltd 76,460 781
Pilbara Minerals Ltd
(a)
190,257 381
Rio Tinto Ltd 24,698 1,849
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Rio Tinto PLC 75,006 $ 4,729
South32 Ltd 301,349 634
Sumitomo Metal Mining Co Ltd 16,700 463
$ 26,217
Miscellaneous Manufacturers - 1 .11%
Alfa Laval AB 19,250 864
Alstom SA
(e)
23,030 469
Indutrade AB 18,180 571
Knorr-Bremse AG 4,827 397
Orica Ltd 32,403 389
Siemens AG 50,566 9,512
Smiths Group PLC 22,973 546
Trelleborg AB 14,175 554
$ 13,302
Office & Business Equipment - 0 .24%
Canon Inc 62,000 2,129
Ricoh Co Ltd 36,500 384
Seiko Epson Corp 19,200 359
$ 2,872
Oil & Gas - 3 .74%
Aker BP ASA 21,026 504
Ampol Ltd 16,117 315
BP PLC 1,099,781 6,226
DCC PLC
(e)
6,578 465
ENEOS Holdings Inc 191,730 1,043
Eni SpA 152,971 2,489
Equinor ASA 55,744 1,496
Galp Energia SGPS SA 30,922 642
Idemitsu Kosan Co Ltd 64,905 474
Inpex Corp 62,900 927
Neste Oyj 28,149 657
OMV AG 9,799 428
Repsol SA 80,998 1,112
Santos Ltd 216,088 1,054
Shell PLC 419,258 14,856
TotalEnergies SE 143,574 9,877
Woodside Energy Group Ltd 126,331 2,314
$ 44,879
Packaging & Containers - 0 .08%
SIG Group AG
(e)
20,347 430
Stora Enso Oyj 38,730 500
$ 930
Pharmaceuticals - 10 .11%
Amplifon SpA 8,421 272
Astellas Pharma Inc 120,400 1,496
AstraZeneca PLC 103,145 18,078
Bayer AG 65,365 2,018
Chugai Pharmaceutical Co Ltd 44,600 2,252
Daiichi Sankyo Co Ltd 123,000 5,163
Eisai Co Ltd 17,000 714
Galderma Group AG
(e)
3,234 313
Grifols SA
(e)
20,175 222
GSK PLC 275,788 6,007
Hikma Pharmaceuticals PLC 11,255 294
Ipsen SA 2,551 309
Kyowa Kirin Co Ltd 16,200 370
Merck KGaA 8,599 1,678
Novartis AG 131,134 15,843
Novo Nordisk A/S 214,282 29,766
Ono Pharmaceutical Co Ltd 25,300 374
Orion Oyj 7,179 380
Otsuka Holdings Co Ltd 27,800 1,639
Recordati Industria Chimica e Farmaceutica SpA 6,957 408
Roche Holding AG 46,744 15,824
Roche Holding AG 2,130 774
Sandoz Group AG 27,242 1,192
Sanofi SA 75,830 8,511
Shionogi & Co Ltd 17,000 792
Takeda Pharmaceutical Co Ltd 105,900 3,153

Schedule of Investments
International Equity Index Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd ADR
(e)
74,543 $ 1,407
UCB SA 8,412 1,524
Zealand Pharma A/S
(e)
4,343 572
$ 121,345
Pipelines - 0 .04%
APA Group 85,386 438
Private Equity - 0 .50%
3i Group PLC 64,762 2,720
CapitaLand Investment Ltd/Singapore 155,800 324
EQT AB 24,851 833
Partners Group Holding AG 1,510 2,185
$ 6,062
Real Estate - 1 .06%
Azrieli Group Ltd 2,870 196
CK Asset Holdings Ltd 127,632 514
Daito Trust Construction Co Ltd 3,900 481
Fastighets AB Balder
(e)
44,097 345
Henderson Land Development Co Ltd 97,982 305
Hongkong Land Holdings Ltd 74,629 280
Hulic Co Ltd 26,000 269
LEG Immobilien SE 5,012 484
Mitsubishi Estate Co Ltd 76,100 1,309
Mitsui Fudosan Co Ltd 177,600 1,924
Nomura Real Estate Holdings Inc 7,500 216
REA Group Ltd 3,516 521
Sagax AB 14,621 385
Sekisui House Ltd 39,700 1,026
Sino Land Co Ltd 263,073 281
Sumitomo Realty & Development Co Ltd 19,000 651
Sun Hung Kai Properties Ltd 96,500 938
Swiss Prime Site AG 5,144 579
Vonovia SE 49,273 1,703
Wharf Real Estate Investment Co Ltd 113,000 328
$ 12,735
REITs - 0 .98%
CapitaLand Ascendas REIT 248,650 548
CapitaLand Integrated Commercial Trust 358,438 582
Covivio SA/France 3,713 207
Dexus 71,561 348
Gecina SA 3,061 336
Goodman Group 113,725 2,566
GPT Group/The 127,451 422
Japan Real Estate Investment Corp 87 350
Klepierre SA 14,315 427
Land Securities Group PLC 47,083 391
Link REIT 169,940 799
Mirvac Group 262,528 360
Nippon Building Fund Inc 103 462
Nippon Prologis REIT Inc 153 270
Scentre Group 345,649 801
Segro PLC 85,479 984
Stockland 158,829 536
Unibail-Rodamco-Westfield 7,882 630
Vicinity Ltd 257,444 385
Warehouses De Pauw CVA 11,873 318
$ 11,722
Retail - 2 .24%
Associated British Foods PLC 22,333 733
Avolta AG 6,193 241
Cie Financiere Richemont SA 35,767 5,648
Fast Retailing Co Ltd 12,700 4,087
H & M Hennes & Mauritz AB 37,688 596
Industria de Diseno Textil SA 72,577 3,932
JD Sports Fashion PLC 175,274 319
Kingfisher PLC 122,370 460
MatsukiyoCocokara & Co 23,200 376
McDonald's Holdings Co Japan Ltd 5,800 255
Moncler SpA 14,628 897
Next PLC 7,972 1,069
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Nitori Holdings Co Ltd 5,300 $ 777
Pan Pacific International Holdings Corp 25,400 650
Pandora A/S 5,456 956
Reece Ltd 15,291 282
Swatch Group AG/The - BR 1,925 403
Swatch Group AG/The - REG 3,558 148
Tokyo Gas Co Ltd 24,000 600
Wesfarmers Ltd 75,502 3,704
Zalando SE
(e),(f)
14,924 387
Zensho Holdings Co Ltd 6,400 334
$ 26,854
Semiconductors - 3 .74%
Advantest Corp 50,900 2,343
ASM International NV 3,125 2,128
ASML Holding NV 26,586 23,976
BE Semiconductor Industries NV 5,129 676
Disco Corp 6,100 1,768
Hamamatsu Photonics KK 9,500 253
Infineon Technologies AG 86,888 3,189
Kokusai Electric Corp 9,600 257
Lasertec Corp 5,300 1,034
Renesas Electronics Corp 112,100 1,952
Rohm Co Ltd 22,300 282
STMicroelectronics NV 45,049 1,453
SUMCO Corp 23,700 274
Tokyo Electron Ltd 29,800 5,363
$ 44,948
Shipbuilding - 0 .05%
Kongsberg Gruppen ASA 5,852 618
Software - 1 .98%
Capcom Co Ltd 23,000 503
Dassault Systemes SE 44,525 1,740
Global-e Online Ltd
(e)
6,748 232
Konami Group Corp 6,700 607
Monday.com Ltd
(e)
2,482 660
Nemetschek SE 3,842 402
Nexon Co Ltd 22,400 443
Oracle Corp Japan 2,500 226
Pro Medicus Ltd 3,821 391
Sage Group PLC/The 66,755 889
SAP SE 69,476 15,246
Temenos AG 4,001 279
TIS Inc 14,400 361
WiseTech Global Ltd 11,093 894
Xero Ltd
(e)
9,649 936
$ 23,809
Telecommunications - 2 .86%
BT Group PLC 430,462 791
Deutsche Telekom AG 232,239 6,608
Elisa Oyj 9,464 474
Hikari Tsushin Inc 1,200 253
HKT Trust & HKT Ltd 251,980 320
KDDI Corp 102,100 3,445
Koninklijke KPN NV 262,640 1,073
Nice Ltd
(e)
4,252 741
Nippon Telegraph & Telephone Corp 1,988,100 2,125
Nokia OYJ 354,816 1,564
Orange SA 123,889 1,413
Singapore Telecommunications Ltd 494,500 1,186
SoftBank Corp 190,000 2,658
SoftBank Group Corp 68,500 3,977
Spark New Zealand Ltd 122,695 275
Swisscom AG 1,723 1,089
Tele2 AB 35,682 405
Telecom Italia SpA/Milano
(e)
673,904 178
Telefonaktiebolaget LM Ericsson 184,576 1,377
Telefonica SA 264,083 1,195
Telenor ASA 40,969 507
Telia Co AB 156,971 487

Schedule of Investments
International Equity Index Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Telstra Group Ltd 269,069 $ 715
Vodafone Group PLC 1,503,657 1,474
$ 34,330
Toys, Games & Hobbies - 0 .38%
Bandai Namco Holdings Inc 39,400 847
Nintendo Co Ltd 69,200 3,763
$ 4,610
Transportation - 1 .25%
AP Moller - Maersk A/S - A 194 282
AP Moller - Maersk A/S - B 303 453
Central Japan Railway Co 51,300 1,188
Deutsche Post AG 67,865 2,946
DSV A/S 11,391 2,036
East Japan Railway Co 60,400 1,158
Getlink SE 20,126 363
Hankyu Hanshin Holdings Inc 15,400 473
InPost SA
(e)
13,526 250
Kawasaki Kisen Kaisha Ltd 26,500 391
Keisei Electric Railway Co Ltd 8,800 278
Kuehne + Nagel International AG 3,214 997
Mitsui OSK Lines Ltd
(a)
22,900 826
MTR Corp Ltd 103,500 364
Nippon Yusen KK 30,700 1,114
Poste Italiane SpA
(f)
30,416 424
SG Holdings Co Ltd 21,600 234
SITC International Holdings Co Ltd 90,000 212
Tokyu Corp 33,800 413
West Japan Railway Co 29,200 557
$ 14,959
Water - 0 .23%
Severn Trent PLC 17,958 608
United Utilities Group PLC 45,369 610
Veolia Environnement SA 45,898 1,520
$ 2,738
TOTAL COMMON STOCKS $ 1,157,538
PREFERRED STOCKS - 0 .36 % Shares Held Value (000's)
Automobile Manufacturers - 0 .24%
Bayerische Motoren Werke AG 6.02% 3,920 $ 339
Dr Ing hc F Porsche AG 2.31%
(f)
7,577 594
Porsche Automobil Holding SE 2.56% 10,188 459
Volkswagen AG 9.06% 13,720 1,460
$ 2,852
Consumer Products - 0 .08%
Henkel AG & Co KGaA 1.85% 11,261 1,031
Electronics - 0 .04%
Sartorius AG 0.74% 1,743 482
TOTAL PREFERRED STOCKS $ 4,365
Total Investments $ 1,203,621
Other Assets and Liabilities -  (0.24)% (2,830)
TOTAL NET ASSETS - 100.00% $ 1,200,791
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,448 or 0.54% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,890 or
0.57% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,747 or 1.23% of net assets.
Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 4,610 $ 391,554 $ 387,372 $ 8,792
$ 4,610 $ 391,554 $ 387,372 $ 8,792
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 108 $ — $ — $ —
$ 108 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
August 31, 2024
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2024 Long 21 $ 2,581 $ 134
Total $ 134
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 3 .39 % Shares Held Value (000's)
Money Market Funds - 3 .39%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
3,043,132 $ 3,043
Principal Government Money Market Fund - Class
R-6 5.21%
(a),(b),(c)
22,143,499 22,143
$ 25,186
TOTAL INVESTMENT COMPANIES $ 25,186
COMMON STOCKS - 98 .83 % Shares Held Value (000's)
Advertising - 0 .50%
Stroeer SE & Co KGaA 56,959 $ 3,727
Aerospace & Defense - 0 .68%
Saab AB 212,050 5,018
Agriculture - 0 .43%
GrainCorp Ltd 535,621 3,170
Airlines - 0 .77%
JET2 PLC 294,384 5,738
Apparel - 1 .83%
Asics Corp 399,900 7,935
Gildan Activewear Inc 118,000 5,378
Yue Yuen Industrial Holdings Ltd 169,500 292
$ 13,605
Automobile Parts & Equipment - 1 .36%
CIE Automotive SA 92,008 2,762
Forvia SE 316,802 3,228
Nifco Inc/Japan 159,500 4,107
$ 10,097
Banks - 5 .56%
Banca Mediolanum SpA 491,612 6,031
Banca Monte dei Paschi di Siena SpA 986,597 5,756
Bank of Ireland Group PLC 330,663 3,798
BAWAG Group AG
(d),(e)
95,800 7,330
Chiba Bank Ltd/The 590,600 5,003
Concordia Financial Group Ltd 758,200 4,303
Mebuki Financial Group Inc 1,328,700 5,232
Sydbank AS 75,209 3,807
$ 41,260
Beverages - 0 .66%
Royal Unibrew A/S 59,371 4,927
Biotechnology - 0 .72%
Bavarian Nordic A/S
(d)
136,034 5,352
Building Materials - 2 .49%
Breedon Group PLC 910,112 5,056
Buzzi SpA 130,996 5,148
Sumitomo Osaka Cement Co Ltd 155,000 4,123
Wienerberger AG 127,321 4,201
$ 18,528
Chemicals - 2 .72%
ADEKA Corp 224,700 4,690
Air Water Inc 379,900 5,307
Fuso Chemical Co Ltd 163,200 4,446
NOF Corp 370,100 5,787
$ 20,230
Commercial Services - 4 .11%
4imprint Group PLC 59,923 4,199
Element Fleet Management Corp 223,200 4,629
Elis SA 276,682 6,839
GMO Payment Gateway Inc 78,300 4,892
Securitas AB 468,272 5,475
TechnoPro Holdings Inc 221,400 4,475
$ 30,509
Computers - 3 .77%
Computacenter PLC 132,964 4,766
CyberArk Software Ltd
(d)
19,661 5,638
Internet Initiative Japan Inc 182,700 3,724
NET One Systems Co Ltd 234,900 5,483
Serco Group PLC 1,962,802 4,536
Sopra Steria Group 20,010 3,858
$ 28,005
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .81%
Rohto Pharmaceutical Co Ltd 250,000 $ 5,982
Distribution & Wholesale - 2 .39%
Rexel SA 154,413 3,896
Seven Group Holdings Ltd 169,634 4,712
Sojitz Corp 238,700 5,737
Toromont Industries Ltd 38,104 3,412
$ 17,757
Diversified Financial Services - 2 .68%
BFF Bank SpA
(e)
319,734 3,470
Credit Saison Co Ltd 257,700 5,726
IG Group Holdings PLC 469,404 5,995
Man Group PLC/Jersey 1,588,394 4,678
$ 19,869
Electric - 2 .60%
Capital Power Corp 158,800 5,297
Hera SpA 1,295,840 4,996
Sembcorp Industries Ltd 1,032,200 3,904
Tohoku Electric Power Co Inc 559,300 5,091
$ 19,288
Electronics - 2 .10%
Celestica Inc
(d)
107,100 5,453
NKT A/S
(d)
66,171 6,309
SCREEN Holdings Co Ltd 50,700 3,844
$ 15,606
Energy - Alternate Sources - 0 .54%
ERG SpA 148,719 4,030
Engineering & Construction - 5 .67%
Balfour Beatty PLC 855,403 4,719
Fraport AG Frankfurt Airport Services
Worldwide
(d)
66,933 3,387
INFRONEER Holdings Inc 529,800 4,449
Kajima Corp 244,900 4,484
Kinden Corp 256,500 5,521
SPIE SA 132,614 5,354
Stantec Inc 52,990 4,340
Technip Energies NV 179,964 4,282
Ventia Services Group Pty Ltd 1,944,171 5,559
$ 42,095
Entertainment - 0 .55%
CTS Eventim AG & Co KGaA 43,726 4,119
Food - 3 .61%
AAK AB 199,598 6,165
Cranswick PLC 78,495 4,981
Empire Co Ltd 125,800 3,508
Sonae SGPS SA 2,896,429 3,037
Toyo Suisan Kaisha Ltd 86,500 5,419
Yamazaki Baking Co Ltd 198,700 3,678
$ 26,788
Hand & Machine Tools - 1 .39%
Amada Co Ltd 518,100 5,349
DMG Mori Co Ltd 206,600 4,968
$ 10,317
Healthcare - Products - 1 .22%
ConvaTec Group PLC
(e)
1,582,732 4,984
Tecan Group AG 12,056 4,054
$ 9,038
Healthcare - Services - 0 .55%
Amvis Holdings Inc 242,600 4,116
Insurance - 2 .08%
ASR Nederland NV 107,160 5,252
AUB Group Ltd 195,493 4,135
Beazley PLC 614,855 6,088
$ 15,475
Internet - 1 .21%
Scout24 SE
(e)
51,854 3,956
U-Next Holdings Co Ltd 129,700 5,057
$ 9,013

Schedule of Investments
International Small Company Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 1 .20%
BRP Inc 52,800 $ 3,829
Flight Centre Travel Group Ltd
(f)
358,037 5,066
$ 8,895
Lodging - 1 .08%
MGM China Holdings Ltd 2,882,000 3,872
Whitbread PLC 108,600 4,129
$ 8,001
Machinery - Construction & Mining - 0 .72%
Weir Group PLC/The 201,154 5,333
Machinery - Diversified - 3 .40%
ANDRITZ AG 71,103 4,688
ATS Corp
(d)
137,900 3,704
IMI PLC 232,138 5,622
KION Group AG 105,900 4,124
Okuma Holdings Inc 40,000 1,670
Organo Corp 118,200 5,440
$ 25,248
Media - 1 .07%
Fuji Media Holdings Inc
(f)
360,200 4,242
Quebecor Inc 148,800 3,696
$ 7,938
Metal Fabrication & Hardware - 1 .14%
Vallourec SACA
(d)
290,523 4,643
VAT Group AG
(e)
7,368 3,822
$ 8,465
Mining - 4 .56%
Alamos Gold Inc 355,400 6,851
Bellevue Gold Ltd
(d)
4,402,782 3,727
Capstone Copper Corp
(d)
629,600 4,518
Constellium SE
(d)
256,443 4,300
De Grey Mining Ltd
(d)
4,200,978 3,437
Filo Corp
(d)
232,600 5,537
Osisko Gold Royalties Ltd 320,000 5,528
$ 33,898
Miscellaneous Manufacturers - 2 .83%
Amano Corp 166,800 5,027
Diploma PLC 107,270 6,318
Towa Corp
(f)
82,400 4,265
Trelleborg AB 137,733 5,379
$ 20,989
Office & Business Equipment - 0 .57%
Canon Marketing Japan Inc 135,500 4,247
Oil & Gas - 2 .31%
ARC Resources Ltd 245,200 4,538
Seadrill Ltd
(d)
75,052 3,236
Var Energi ASA 1,304,191 4,377
Veren Inc 687,700 4,975
$ 17,126
Oil & Gas Services - 0 .49%
SBM Offshore NV 193,346 3,656
Packaging & Containers - 1 .65%
DS Smith PLC 831,318 5,120
Gerresheimer AG 31,169 3,574
Rengo Co Ltd 520,300 3,590
$ 12,284
Pharmaceuticals - 1 .77%
Hikma Pharmaceuticals PLC 137,315 3,589
Indivior PLC
(d)
227,900 2,811
Suzuken Co Ltd/Aichi Japan 92,700 3,285
Zealand Pharma A/S
(d)
26,493 3,491
$ 13,176
Pipelines - 0 .68%
Keyera Corp 167,830 5,027
Private Equity - 0 .99%
Intermediate Capital Group PLC 263,077 7,382
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 3 .01%
Castellum AB
(d)
392,353 $ 5,365
PSP Swiss Property AG 46,748 6,784
TAG Immobilien AG
(d)
293,326 4,821
Tokyo Tatemono Co Ltd 323,600 5,406
$ 22,376
REITs - 6 .98%
British Land Co PLC/The 1,234,279 6,685
Canadian Apartment Properties REIT 114,500 4,450
CapitaLand Ascendas REIT 2,590,000 5,710
Gecina SA 37,760 4,150
HomeCo Daily Needs REIT 2,489,858 2,115
Invincible Investment Corp 10,757 4,765
KDX Realty Investment Corp 5,044 5,585
Mirvac Group 3,524,334 4,840
Mitsui Fudosan Logistics Park Inc 1,650 4,965
Tritax Big Box REIT PLC 2,372,099 5,096
Warehouses De Pauw CVA 130,689 3,498
$ 51,859
Retail - 6 .26%
ABC-Mart Inc
(f)
170,400 3,494
B&M European Value Retail SA 832,561 4,886
Brunello Cucinelli SpA 57,762 5,683
Food & Life Cos Ltd 265,900 4,957
H2O Retailing Corp 261,700 3,864
IDOM Inc
(f)
642,500 5,082
J Front Retailing Co Ltd
(f)
73,100 724
JD Sports Fashion PLC 2,828,391 5,155
JINS Holdings Inc 154,200 5,495
KOMEDA Holdings Co Ltd
(f)
242,200 4,379
Monogatari Corp/The 114,300 2,785
$ 46,504
Semiconductors - 1 .41%
Nova Ltd
(d)
24,567 5,492
Socionext Inc 220,800 4,953
$ 10,445
Software - 1 .95%
Cellebrite DI Ltd
(d)
291,135 4,967
Descartes Systems Group Inc/The
(d)
52,000 5,243
TIS Inc 170,900 4,283
$ 14,493
Transportation - 1 .76%
Kamigumi Co Ltd 194,600 4,401
Kyushu Railway Co 188,700 5,046
Sankyu Inc 109,900 3,607
$ 13,054
TOTAL COMMON STOCKS $ 734,055
Total Investments $ 759,241
Other Assets and Liabilities -  (2.22)% (16,473)
TOTAL NET ASSETS - 100.00% $ 742,768
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,963 or
2.82% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,562 or 3.17% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $17,179 or 2.31% of net assets.

Schedule of Investments
International Small Company Fund
August 31, 2024
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 13,893 $ 325,514 $ 317,264 $ 22,143
$ 13,893 $ 325,514 $ 317,264 $ 22,143
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 347 $ — $ — $ —
$ 347 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0.12% Shares Held Value (000's)
Exchange-Traded Funds - 0.12%
iShares Short-Term National Muni Bond ETF 1,000 $ 106
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
1,678 43
VanEck High Yield Muni ETF 341 18
VanEck Short High Yield Muni ETF 1,000 23
$ 190
TOTAL INVESTMENT COMPANIES $ 190
MUNICIPAL BONDS - 104.12%
Principal
Amount (000's) Value (000's)
Alabama - 7.73%
County of Jefferson AL Sewer Revenue
5.50%, 10/01/2053 $ 1,800 $ 1,966
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,700 1,857
5.00%, 09/01/2046 2,180 2,395
Mobile County Industrial Development Authority
5.00%, 06/01/2054 3,500 3,637
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(a)
2,003 2,034
$ 11,889
Arizona - 2.50%
Arizona Industrial Development Authority
0.00%, 01/01/2054
(a),(b)
1,000 389
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(a)
1,000 904
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,544
$ 3,837
Arkansas - 2.77%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(a)
1,000 1,007
5.45%, 09/01/2052 1,000 1,051
6.88%, 07/01/2048
(a)
2,000 2,203
$ 4,261
California - 9.57%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2052
(c)
1,000 1,077
Bay Area Toll Authority
2.60%, 04/01/2056 245 168
California Educational Facilities Authority
5.00%, 05/01/2049 2,500 3,099
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(d)
2,000 2,019
California Municipal Finance Authority
4.00%, 07/15/2029 2,000 2,005
California Pollution Control Financing Authority
5.00%, 07/01/2038
(a)
1,115 1,220
5.00%, 07/01/2039
(a)
1,250 1,309
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,021
City of Compton CA Sewer Revenue
6.00%, 09/01/2039 1,000 1,019
City of Los Angeles Department of Airports
5.00%, 05/15/2037
(e)
1,421 1,541
La Verne Public Financing Authority
7.25%, 09/01/2026 240 241
$ 14,719
Colorado - 2.88%
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,250
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,031
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 462
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(a)
$ 1,000 $ 688
Regional Transportation District
4.00%, 07/15/2040 1,000 998
$ 4,429
Connecticut - 1.17%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
1,800 1,804
Florida - 8.91%
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(e)
3,000 3,065
Florida Development Finance Corp
5.25%, 08/01/2029
(a)
1,000 1,039
5.25%, 08/01/2055 1,000 1,059
5.50%, 07/01/2053 3,000 3,111
6.13%, 07/01/2032
(a),(d)
2,000 2,055
Halifax Hospital Medical Center
4.25%, 06/01/2054 900 873
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,255
Orange County Housing Finance Authority
7.00%, 10/01/2025 105 105
Palm Beach County Health Facilities Authority
7.63%, 05/15/2058 1,000 1,134
$ 13,696
Georgia - 9.03%
Atlanta Development Authority/The
0.00%, 12/15/2048
(a),(b)
5,000 4,047
5.50%, 04/01/2039
(a)
6,000 6,116
Fayette County Development Authority
5.25%, 10/01/2049 2,000 2,176
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
1,528 1,545
$ 13,884
Illinois - 8.19%
Chicago O'Hare International Airport
5.50%, 01/01/2055 1,400 1,503
City of Chicago IL
6.00%, 01/01/2038 1,900 1,972
7.46%, 02/15/2026 1,165 850
Illinois State Toll Highway Authority
4.00%, 01/01/2046
(e)
400 390
5.00%, 01/01/2040
(e)
5,000 5,086
5.00%, 01/01/2043
(e)
1,500 1,690
State of Illinois
5.50%, 05/01/2047 1,000 1,097
$ 12,588
Indiana - 0.20%
Town of Shoals IN
7.25%, 11/01/2043 300 301
Iowa - 0.76%
Iowa Finance Authority
5.00%, 12/01/2050
(d)
1,000 1,162
Kentucky - 0.64%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 991
Louisiana - 4.36%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 976
4.40%, 11/01/2044
(a)
905 910
5.50%, 11/01/2039
(a)
600 635
5.65%, 11/01/2037
(a)
800 856
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(b)
278 —

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Parish of St James LA
6.35%, 10/01/2040
(a)
$ 3,000 $ 3,322
$ 6,699
Maine - 0.36%
Finance Authority of Maine
8.00%, 12/01/2051
(a)
1,000 549
Maryland - 0.67%
City of Westminster MD
6.25%, 07/01/2044 600 600
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(b),(c)
1,500 436
$ 1,036
Michigan - 1.26%
City of Detroit MI
5.00%, 04/01/2050 1,000 1,039
Michigan Strategic Fund
5.00%, 11/15/2049 1,000 900
$ 1,939
Montana - 1.80%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,316
County of Gallatin MT
4.00%, 10/15/2051
(a)
2,000 1,453
$ 2,769
Nevada - 1.45%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(e)
2,000 2,086
State of Nevada Department of Business & Industry
0.00%, 12/15/2037
(a),(b)
864 138
$ 2,224
New Hampshire - 1.35%
New Hampshire Business Finance Authority
4.38%, 09/20/2036 972 989
New Hampshire Health and Education Facilities
Authority Act (credit support from Build America
Mutual Assurance Corp - Transfer Custodial
Receipt )
5.00%, 08/01/2059
(c)
1,000 1,094
$ 2,083
New Jersey - 1.58%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 251
New Jersey Economic Development Authority
5.25%, 06/15/2040 55 56
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,000 1,094
South Jersey Port Corp
5.00%, 01/01/2042 1,000 1,027
$ 2,428
New York - 15.10%
New York City Transitional Finance Authority
5.50%, 05/01/2042 1,000 1,162
New York Liberty Development Corp
5.25%, 10/01/2035 1,300 1,519
New York State Dormitory Authority
5.00%, 10/01/2050
(e)
1,000 1,221
5.50%, 05/01/2049 1,250 1,374
5.50%, 05/01/2056 1,950 2,132
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(a),(d)
1,000 1,052
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 921
5.00%, 01/01/2034 1,000 1,031
5.38%, 08/01/2036 1,050 1,120
5.63%, 04/01/2040 1,000 1,077
6.00%, 06/30/2054 1,000 1,093
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp (credit
support from Assured Guaranty Municipal Corp )
5.50%, 06/30/2044
(c)
$ 500 $ 545
Oneida Indian Nation of New York
6.00%, 09/01/2043
(a)
3,000 3,300
Suffolk Regional Off-Track Betting Co
6.00%, 12/01/2053 3,000 3,151
Westchester County Local Development Corp
6.25%, 11/01/2052 1,000 1,140
Western Regional Off-Track Betting Corp
4.13%, 12/01/2041
(a)
1,500 1,374
$ 23,212
Ohio - 3.98%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 3,500 3,216
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
900 758
4.50%, 12/01/2055
(a)
1,300 1,142
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 999
$ 6,115
Oklahoma - 0.66%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,010
Pennsylvania - 1.30%
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,003
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 1,000 1,002
$ 2,005
Puerto Rico - 2.75%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
133 89
0.00%, 11/01/2043
(b),(d)
457 289
4.00%, 07/01/2033 1,500 1,488
4.00%, 07/01/2037 80 78
4.00%, 07/01/2041 108 103
4.00%, 07/01/2046 113 104
5.38%, 07/01/2025 58 58
5.63%, 07/01/2029 112 121
5.75%, 07/01/2031 109 121
Puerto Rico Industrial Tourist Educational Medical
& Envirml Ctl Facs Fing Auth
6.75%, 01/01/2045 1,480 1,772
$ 4,223
South Carolina - 0.62%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 501
6.25%, 06/01/2040
(a)
1,000 150
6.50%, 06/01/2051
(a)
2,000 300
$ 951
South Dakota - 0.32%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 493
Tennessee - 2.41%
Chattanooga Health Educational & Housing Facility
Board
5.00%, 10/01/2028 1,050 1,065
5.00%, 10/01/2035 500 504
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,600 1,368

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Tennessee (continued)
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
$ 750 $ 766
$ 3,703
Texas - 4.35%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 968
4.00%, 07/15/2041 500 484
Port of Beaumont Navigation District
4.00%, 01/01/2050
(a)
3,000 2,963
5.13%, 01/01/2044
(a)
1,000 1,061
5.25%, 01/01/2054
(a)
505 536
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 650 672
$ 6,684
Utah - 0.84%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,298
Virgin Islands - 0.68%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 1,000 1,041
Virginia - 1.25%
Virginia Beach Development Authority
7.00%, 09/01/2059 1,000 1,147
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 775
$ 1,922
Wisconsin - 2.68%
Public Finance Authority
4.00%, 09/30/2051 1,620 1,400
5.00%, 09/01/2039
(a)
1,000 1,009
5.00%, 06/01/2041
(a)
1,000 1,019
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 300 271
7.00%, 07/01/2043 500 426
$ 4,125
TOTAL MUNICIPAL BONDS $ 160,070
Total Investments $ 160,260
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.15)%
Notes with interest rates of 2.95% -3.10% at August
31, 2024 and contractual maturity of collateral from
2025-2045.
(f)
$ (9,463) (9,463)
Total Net Investments $ 150,797
Other Assets and Liabilities -  1.91% 2,933
TOTAL NET ASSETS - 100.00% $ 153,730
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,322 or 38.59% of net assets.
(b) Non-income producing security
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
August 31, 2024.

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .15 % Shares Held Value (000's)
Money Market Funds - 0 .15%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
3,738,342 $ 3,738
Principal Government Money Market Fund - Class
R-6 5.21%
(a),(c)
3,637 4
$ 3,742
TOTAL INVESTMENT COMPANIES $ 3,742
COMMON STOCKS - 98 .51 % Shares Held Value (000's)
Aerospace & Defense - 2 .30%
Bharat Electronics Ltd 11,274,400 $ 40,289
Hanwha Systems Co Ltd 1,118,000 15,628
$ 55,917
Airlines - 0 .62%
Turk Hava Yollari AO
(d)
1,700,000 14,989
Apparel - 1 .06%
Huali Industrial Group Co Ltd 908,000 8,286
Makalot Industrial Co Ltd 1,457,000 17,548
$ 25,834
Automobile Manufacturers - 5 .78%
Ashok Leyland Ltd 5,807,000 17,752
Hyundai Motor Co 132,000 25,320
Kia Corp 520,000 41,314
Mahindra & Mahindra Ltd 829,000 27,769
Maruti Suzuki India Ltd 99,000 14,660
Tata Motors Ltd 1,047,000 13,878
$ 140,693
Automobile Parts & Equipment - 0 .52%
Sailun Group Co Ltd 7,000,000 12,717
Banks - 14 .56%
Agricultural Bank of China Ltd 38,328,000 16,883
Akbank TAS 16,200,000 27,732
Alinma Bank 1,500,000 12,507
Axis Bank Ltd 977,000 13,702
Banco do Brasil SA 2,809,000 13,995
Bank Polska Kasa Opieki SA 347,000 14,216
Canara Bank 10,210,000 13,594
China Construction Bank Corp 19,225,000 13,499
Federal Bank Ltd 3,350,000 7,773
Grupo Financiero Banorte SAB de CV 1,091,537 7,568
Hana Financial Group Inc 227,800 10,576
ICICI Bank Ltd 5,161,000 75,690
National Bank of Greece SA 2,348,747 20,416
Nedbank Group Ltd
(e)
1,004,100 16,621
OTP Bank Nyrt 183,000 9,422
Powszechna Kasa Oszczednosci Bank Polski SA 642,000 9,614
Sberbank of Russia PJSC ADR
(d)
3,419,500 —
State Bank of India 4,836,000 47,004
Turkiye Is Bankasi AS 33,519,666 13,012
Woori Financial Group Inc 897,500 10,747
$ 354,571
Beverages - 0 .51%
Eastroc Beverage Group Co Ltd 386,000 12,408
Biotechnology - 0 .29%
Beijing Tiantan Biological Products Corp Ltd 2,076,000 6,957
Chemicals - 0 .64%
Coromandel International Ltd 737,600 15,468
Coal - 1 .35%
Coal India Ltd 2,952,000 18,466
Jinneng Holding Shanxi Coal Industry Co Ltd 3,150,000 6,377
Shaanxi Coal Industry Co Ltd 2,300,000 7,985
$ 32,828
Commercial Services - 0 .68%
Adani Ports & Special Economic Zone Ltd 937,000 16,562
Computers - 2 .36%
Asia Vital Components Co Ltd 1,275,000 24,133
Infosys Ltd 600,000 13,930
Wiwynn Corp 327,000 19,510
$ 57,573
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .67%
Pop Mart International Group Ltd
(f)
2,294,000 $ 13,433
Zhongji Innolight Co Ltd 1,766,800 27,218
$ 40,651
Diversified Financial Services - 4 .05%
CTBC Financial Holding Co Ltd 17,500,000 17,877
Fubon Financial Holding Co Ltd 7,600,000 21,817
KB Financial Group Inc 208,700 13,458
LIC Housing Finance Ltd 1,107,000 8,902
REC Ltd 1,822,000 13,464
Shriram Finance Ltd 375,000 14,353
Yuanta Financial Holding Co Ltd 8,798,520 8,782
$ 98,653
Electrical Components & Equipment - 2 .79%
Delta Electronics Inc 1,650,000 20,570
LG Innotek Co Ltd 58,000 12,098
Ningbo Sanxing Medical Electric Co Ltd 3,838,000 17,783
Sieyuan Electric Co Ltd 1,887,970 17,419
$ 67,870
Electronics - 1 .55%
Lotes Co Ltd 301,000 14,430
WUS Printed Circuit Kunshan Co Ltd 5,028,995 23,258
$ 37,688
Engineering & Construction - 0 .27%
Grupo Aeroportuario del Sureste SAB de CV 248,000 6,645
Food - 2 .50%
BIM Birlesik Magazalar AS 1,808,000 28,635
BRF SA
(d)
3,973,000 18,237
JBS S/A 2,261,000 13,957
$ 60,829
Healthcare - Products - 0 .37%
APT Medical Inc 187,050 9,092
Healthcare - Services - 0 .32%
Bumrungrad Hospital PCL 1,065,000 7,691
Home Furnishings - 2 .68%
Anker Innovations Technology Co Ltd 1,398,671 12,430
Beijing Roborock Technology Co Ltd 673,400 21,485
Gree Electric Appliances Inc of Zhuhai 1,510,000 8,440
Midea Group Co Ltd 1,220,000 11,130
Ningbo Deye Technology Co Ltd 920,930 11,751
$ 65,236
Insurance - 2 .01%
BB Seguridade Participacoes SA 2,264,000 14,747
Cathay Financial Holding Co Ltd 7,125,000 14,164
Life Insurance Corp of India 574,000 7,289
Powszechny Zaklad Ubezpieczen SA 1,061,000 12,776
$ 48,976
Internet - 11 .33%
Alibaba Group Holding Ltd ADR 327,400 27,286
Kuaishou Technology
(d),(f)
922,000 4,706
Meituan
(d),(f)
932,000 14,103
PDD Holdings Inc ADR
(d)
491,076 47,197
Tencent Holdings Ltd 2,495,282 121,021
Tencent Music Entertainment Group ADR 2,126,000 22,195
Trip.com Group Ltd ADR
(d)
837,000 39,456
$ 275,964
Investment Companies - 0 .53%
SK Square Co Ltd
(d)
218,000 12,831
Leisure Products & Services - 1 .82%
Eicher Motors Ltd 287,000 16,985
Hero MotoCorp Ltd 205,000 13,348
TVS Motor Co Ltd 418,000 14,020
$ 44,353
Machinery - Construction & Mining - 1 .41%
HD Hyundai Electric Co Ltd 98,000 22,435
Zhejiang Dingli Machinery Co Ltd 1,755,905 11,974
$ 34,409

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0 .26%
Hangcha Group Co Ltd 2,606,665 $ 6,455
Metal Fabrication & Hardware - 0 .58%
King Slide Works Co Ltd 358,000 14,217
Mining - 2 .81%
China Hongqiao Group Ltd 10,500,000 14,319
GMK Norilskiy Nickel PAO 6,713,400 —
Gold Fields Ltd 498,000 6,904
Grupo Mexico SAB de CV 3,222,000 16,548
NMDC Ltd 3,370,000 8,956
Shanjin International Gold Co Ltd 5,356,000 12,115
Zijin Mining Group Co Ltd 4,710,000 9,475
$ 68,317
Miscellaneous Manufacturers - 1 .48%
Elite Material Co Ltd 1,030,000 15,035
Hyundai Rotem Co Ltd 230,000 9,303
Largan Precision Co Ltd 120,000 11,703
$ 36,041
Oil & Gas - 3 .14%
Bharat Petroleum Corp Ltd 4,500,000 19,175
Gazprom PJSC
(d)
4,086,000 —
LUKOIL PJSC 338,000 —
Novatek PJSC 1,026,000 —
Oil India Ltd 1,618,500 14,303
PetroChina Co Ltd 15,691,200 14,152
Reliance Industries Ltd 799,000 28,747
$ 76,377
Pharmaceuticals - 0 .45%
Hubei Jumpcan Pharmaceutical Co Ltd 2,642,000 10,973
Semiconductors - 19 .27%
MediaTek Inc 651,000 25,270
Novatek Microelectronics Corp 448,000 7,567
Realtek Semiconductor Corp 872,000 14,604
Samsung Electronics Co Ltd 1,596,949 88,692
SK Hynix Inc 219,000 28,698
Taiwan Semiconductor Manufacturing Co Ltd 10,275,756 304,218
$ 469,049
Software - 1 .09%
Krafton Inc
(d)
64,000 15,663
NetEase Inc 679,000 10,914
$ 26,577
Telecommunications - 3 .64%
Bharti Airtel Ltd 799,000 15,142
Eoptolink Technology Inc Ltd 1,149,978 15,252
Indus Towers Ltd
(d)
2,037,000 11,141
Suzhou TFC Optical Communication Co Ltd 1,370,000 14,879
Xiaomi Corp
(d),(f)
13,091,000 32,275
$ 88,689
Transportation - 1 .45%
COSCO SHIPPING Holdings Co Ltd 4,974,000 6,835
Evergreen Marine Corp Taiwan Ltd 3,400,000 19,997
Jiayou International Logistics Co Ltd 3,563,280 8,566
$ 35,398
Water - 0 .37%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
534,337 8,934
TOTAL COMMON STOCKS $ 2,398,432
PREFERRED STOCKS - 1 .31 % Shares Held Value (000's)
Banks - 0 .40%
Itau Unibanco Holding SA 1.13% 1,510,000 $ 9,787
Oil & Gas - 0 .91%
Petroleo Brasileiro SA 2.11% 3,167,000 22,061
TOTAL PREFERRED STOCKS $ 31,848
Total Investments $ 2,434,022
Other Assets and Liabilities -  0.03% 610
TOTAL NET ASSETS - 100.00% $ 2,434,632
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,738 or
0.15% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,506 or 0.14% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $64,517 or 2.65% of net assets.

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2024
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 32,836 $ 1,096,478 $ 1,129,310 $ 4
$ 32,836 $ 1,096,478 $ 1,129,310 $ 4
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 1,181 $ — $ — $ —
$ 1,181 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .05 % Shares Held Value (000's)
Money Market Funds - 2 .05%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(a),(b)
1 $ —
Principal Government Money Market Fund - Class
R-6 5.21%
(a),(c)
30,655,435 30,655
$ 30,655
TOTAL INVESTMENT COMPANIES $ 30,655
COMMON STOCKS - 97 .77 % Shares Held Value (000's)
Advertising - 1 .63%
Interpublic Group of Cos Inc/The 747,368 $ 24,372
Automobile Parts & Equipment - 1 .38%
Linamar Corp 440,110 20,640
Banks - 8 .07%
Cullen/Frost Bankers Inc 251,735 28,252
East West Bancorp Inc 452,250 38,021
ServisFirst Bancshares Inc 325,569 26,391
Wintrust Financial Corp 254,488 27,688
$ 120,352
Chemicals - 3 .02%
HB Fuller Co 142,963 12,246
Huntsman Corp 585,158 12,903
RPM International Inc 171,478 19,934
$ 45,083
Computers - 4 .28%
Amdocs Ltd 311,306 27,074
Crane NXT Co 95,459 5,608
Leidos Holdings Inc 196,902 31,211
$ 63,893
Consumer Products - 1 .97%
Avery Dennison Corp 121,910 27,046
WD-40 Co 9,185 2,414
$ 29,460
Distribution & Wholesale - 1 .32%
LKQ Corp 472,657 19,658
Diversified Financial Services - 7 .35%
Air Lease Corp 144,274 6,676
Federal Agricultural Mortgage Corp 130,405 25,751
Hamilton Lane Inc 174,152 26,617
Jefferies Financial Group Inc 514,889 30,868
Raymond James Financial Inc 165,422 19,779
$ 109,691
Electric - 2 .94%
Alliant Energy Corp 356,262 20,759
IDACORP Inc 154,555 15,751
NRG Energy Inc 85,954 7,307
$ 43,817
Electrical Components & Equipment - 1 .90%
Energizer Holdings Inc 236,296 7,656
Littelfuse Inc 76,151 20,728
$ 28,384
Electronics - 3 .40%
Hubbell Inc 58,746 23,494
nVent Electric PLC 401,022 27,253
$ 50,747
Engineering & Construction - 0 .94%
Comfort Systems USA Inc 39,496 13,963
Food - 2 .17%
Ingredion Inc 240,457 32,296
Gas - 1 .59%
NiSource Inc 716,059 23,673
Hand & Machine Tools - 4 .24%
Lincoln Electric Holdings Inc 93,770 18,155
MSA Safety Inc 128,918 23,544
Snap-on Inc 76,000 21,564
$ 63,263
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 3 .49%
CONMED Corp 189,413 $ 13,869
DENTSPLY SIRONA Inc 534,242 13,511
STERIS PLC 102,457 24,702
$ 52,082
Healthcare - Services - 3 .07%
Quest Diagnostics Inc 117,150 18,389
Select Medical Holdings Corp 761,402 27,464
$ 45,853
Home Builders - 1 .66%
LCI Industries 209,990 24,745
Insurance - 5 .99%
Assured Guaranty Ltd 302,180 24,199
Equitable Holdings Inc 685,457 29,146
F&G Annuities & Life Inc 47,520 2,171
Fidelity National Financial Inc 514,098 30,311
Kinsale Capital Group Inc 7,291 3,580
$ 89,407
Leisure Products & Services - 3 .41%
Acushnet Holdings Corp 346,325 23,200
Brunswick Corp/DE 349,172 27,602
$ 50,802
Lodging - 1 .23%
Hyatt Hotels Corp 121,077 18,394
Machinery - Diversified - 5 .41%
AGCO Corp 239,167 21,774
Albany International Corp 191,364 18,019
Crane Co 128,561 20,361
Nordson Corp 80,140 20,561
$ 80,715
Metal Fabrication & Hardware - 1 .47%
Timken Co/The 259,838 21,964
Miscellaneous Manufacturers - 0 .89%
Donaldson Co Inc 181,533 13,203
Oil & Gas - 3 .83%
Diamondback Energy Inc 101,578 19,819
HF Sinclair Corp 364,678 17,920
Magnolia Oil & Gas Corp 395,605 10,131
Permian Resources Corp 647,271 9,217
$ 57,087
Packaging & Containers - 2 .00%
Packaging Corp of America 142,720 29,906
Pipelines - 2 .36%
Targa Resources Corp 239,716 35,214
REITs - 10 .47%
Agree Realty Corp 365,030 26,651
BXP Inc 205,534 15,460
Camden Property Trust 129,158 16,171
Cousins Properties Inc 578,945 16,506
EastGroup Properties Inc 106,325 19,819
Essential Properties Realty Trust Inc 675,412 21,552
Four Corners Property Trust Inc 579,004 16,415
Regency Centers Corp 138,950 10,100
Terreno Realty Corp 195,408 13,491
$ 156,165
Retail - 2 .17%
Williams-Sonoma Inc 240,874 32,357
Semiconductors - 3 .41%
Amkor Technology Inc 489,390 16,101
MKS Instruments Inc 280,479 33,442
Monolithic Power Systems Inc 1,500 1,402
$ 50,945
Shipbuilding - 0 .71%
Huntington Ingalls Industries Inc 37,700 10,660
TOTAL COMMON STOCKS $ 1,458,791
Total Investments $ 1,489,446
Other Assets and Liabilities -  0.18% 2,686
TOTAL NET ASSETS - 100.00% $ 1,492,132

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2024
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 13,928 $ 439,104 $ 422,377 $ 30,655
$ 13,928 $ 439,104 $ 422,377 $ 30,655
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 965 $ — $ — $ —
$ 965 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 3 .88 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .80%
Invesco Preferred ETF
(a)
3,311,415 $ 39,704
iShares Preferred and Income Securities ETF
(a)
317,263 10,266
$ 49,970
Money Market Funds - 3 .08%
BlackRock Liquidity FedFund - Institutional Class
5.19%
(b),(c)
19,674,666 19,675
Principal Government Money Market Fund - Class
R-6 5.21%
(b),(c),(d)
172,326,275 172,326
$ 192,001
TOTAL INVESTMENT COMPANIES $ 241,971
CONVERTIBLE PREFERRED STOCKS
- 0 .05 % Shares Held Value (000's)
Banks - 0 .05%
Wells Fargo & Co 7.50%
(e)
2,374 $ 2,901
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,901
PREFERRED STOCKS - 7 .97 % Shares Held Value (000's)
Banks - 3 .30%
Bank of America Corp 4.25%, 11/17/2026
(e)
7,500 $ 148
Bank of America Corp 4.38%, 11/03/2025
(a),(e)
323,847 6,555
Bank of America Corp 5.97%, 10/04/2024
(e)
202,994 4,476
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
Citizens Financial Group Inc 5.00%, 01/06/2025
(e)
14,364 308
Citizens Financial Group Inc 7.38%, 07/06/2029
(e)
677,000 17,900
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
340,844 7,137
Fifth Third Bancorp 4.95%, 12/31/2024
(e)
2,000 42
First Horizon Corp 4.70%, 07/10/2026
(e)
2,024 39
First Horizon Corp 6.50%, 10/10/2025
(e)
4,128 102
First Horizon Corp 6.63%, 08/01/2025
(e)
13,646 335
3 Month USD LIBOR + 4.26%
Goldman Sachs Group Inc/The 6.03%,
10/04/2024
(a),(e)
31,810 725
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Huntington Bancshares Inc/OH 4.50%,
04/15/2026
(e)
2,000 38
Huntington Bancshares Inc/OH 5.70%,
12/01/2024
(e)
19,328 461
Huntington Bancshares Inc/OH 6.88%,
04/15/2028
(e)
48,664 1,234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 12/01/2024
(e)
244,258 5,557
JPMorgan Chase & Co 5.75%, 12/01/2024
(e)
31,868 796
KeyCorp 5.65%, 12/15/2024
(e)
67,434 1,532
KeyCorp 6.13%, 12/15/2026
(e)
737,300 18,211
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(e)
373,151 9,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(e)
27,698 701
3 Month USD LIBOR + 4.02%
M&T Bank Corp 7.50%, 06/15/2029
(e)
309,859 8,394
Morgan Stanley 4.25%, 01/15/2027
(e)
12,439 243
Morgan Stanley 5.85%, 04/15/2027
(a),(e)
649,481 16,094
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
510,068 13,124
Morgan Stanley 6.63%, 10/15/2029
(e)
693,000 18,538
Northern Trust Corp 4.70%, 01/01/2025
(e)
213,595 4,654
Regions Financial Corp 4.45%, 06/15/2026
(e)
286,505 5,309
Regions Financial Corp 5.70%, 05/15/2029
(e)
337,421 8,024
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
Regions Financial Corp 6.38%, 09/16/2024
(e)
27,316 693
CME Term Secured Overnight Financing
Rate 3 Month + 3.80%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 6.95%, 09/15/2029
(e)
987,800 $ 25,169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Truist Financial Corp 4.75%, 09/01/2025
(e)
423,671 8,990
US Bancorp 3.75%, 01/15/2026
(a),(e)
2,100 37
US Bancorp 4.00%, 04/15/2026
(e)
55,316 1,037
US Bancorp 5.50%, 10/04/2024
(e)
152,583 3,776
US Bancorp 6.16%, 10/04/2024
(e)
232,643 5,027
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
Webster Financial Corp 5.25%, 10/04/2024
(e)
194,856 4,117
Webster Financial Corp 6.50%, 10/02/2024
(e)
37,427 878
Wells Fargo & Co 4.38%, 03/15/2026
(e)
25,297 504
Wells Fargo & Co 4.70%, 12/15/2025
(e)
59,138 1,244
Wells Fargo & Co 4.75%, 03/15/2025
(e)
150,802 3,143
Wells Fargo & Co 5.63%, 12/15/2024
(a),(e)
48,940 1,168
$ 205,513
Diversified Financial Services - 0 .52%
Affiliated Managers Group Inc 4.20%, 09/30/2061 160,526 2,782
Affiliated Managers Group Inc 4.75%, 09/30/2060 9,003 176
Affiliated Managers Group Inc 5.88%, 03/30/2059 148,321 3,514
Capital One Financial Corp 4.25%, 09/01/2026
(e)
98,368 1,799
Capital One Financial Corp 4.80%, 06/01/2025
(e)
197,961 3,967
Capital One Financial Corp 5.00%, 12/01/2024
(e)
330,649 6,944
Stifel Financial Corp 4.50%, 08/15/2026
(a),(e)
584,639 11,225
Stifel Financial Corp 5.20%, 10/15/2047 4,481 104
Voya Financial Inc 5.35%, 09/15/2029
(a),(e)
72,909 1,878
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 32,389
Electric - 0 .75%
CMS Energy Corp 4.20%, 07/15/2026
(e)
1,765 34
CMS Energy Corp 5.88%, 03/01/2079 121,987 3,008
DTE Energy Co 4.38%, 12/01/2081 247,414 5,065
DTE Energy Co 5.25%, 12/01/2077 341,382 8,111
Duke Energy Corp 5.75%, 10/03/2024
(e)
47,132 1,180
Entergy Arkansas LLC 4.88%, 09/01/2066 25,308 570
Entergy Louisiana LLC 4.88%, 09/01/2066
(a)
90,267 2,024
Entergy Texas Inc 5.38%, 10/15/2024
(e)
29,934 713
Georgia Power Co 5.00%, 10/01/2077
(a)
178,017 4,388
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(a)
100,051 2,472
Southern Co/The 4.95%, 01/30/2080 246,842 5,697
Southern Co/The 5.25%, 12/01/2077 552,715 13,354
$ 46,616
Food - 0 .37%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(f)
236,300 22,803
Insurance - 1 .06%
Allstate Corp/The 4.75%, 01/15/2025
(e)
135,447 3,007
Allstate Corp/The 5.10%, 10/15/2024
(e)
47,311 1,109
Allstate Corp/The 7.38%, 07/15/2028
(e)
242,188 6,551
Allstate Corp/The 8.44%, 01/15/2053 235,484 6,066
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
American Financial Group Inc/OH 4.50%,
09/15/2060
(a)
100,754 2,052
American Financial Group Inc/OH 5.63%,
06/01/2060
126,116 2,985
American Financial Group Inc/OH 5.88%,
03/30/2059
(a)
95,043 2,388
Arch Capital Group Ltd 4.55%, 06/11/2026
(e)
119,912 2,421
Arch Capital Group Ltd 5.45%, 10/03/2024
(e)
66,066 1,533
Assurant Inc 5.25%, 01/15/2061 16,003 351
Equitable Holdings Inc 4.30%, 03/15/2026
(e)
538,152 10,655
Equitable Holdings Inc 5.25%, 12/15/2024
(e)
461,567 10,625
Prudential Financial Inc 5.63%, 08/15/2058
(a)
169,814 4,205
Prudential Financial Inc 5.95%, 09/01/2062 180,768 4,718
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
126,330 2,307

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2024
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
RenaissanceRe Holdings Ltd 5.75%, 10/04/2024
(e)
22,727 $ 559
W R Berkley Corp 4.13%, 03/30/2061
(a)
78,852 1,510
W R Berkley Corp 5.10%, 12/30/2059 150,258 3,397
$ 66,439
REITs - 1 .39%
Digital Realty Trust Inc 5.25%, 10/03/2024
(a),(e)
16,600 391
Digital Realty Trust Inc 5.85%, 10/03/2024
(e)
33,981 847
Federal Realty Investment Trust 5.00%,
10/03/2024
(e)
65,290 1,432
Kimco Realty Corp 5.13%, 10/04/2024
(e)
96,635 2,156
Kimco Realty Corp 5.25%, 10/04/2024
(e)
201,769 4,614
Prologis Inc 8.54%, 11/13/2026
(e)
135,951 8,905
Public Storage 3.88%, 10/06/2025
(e)
92,821 1,666
Public Storage 3.90%, 11/17/2025
(a),(e)
109,753 1,966
Public Storage 3.95%, 08/17/2026
(e)
77,245 1,403
Public Storage 4.00%, 06/16/2026
(e)
836,970 15,735
Public Storage 4.00%, 11/19/2026
(a),(e)
464,669 8,661
Public Storage 4.10%, 01/13/2027
(a),(e)
69,608 1,331
Public Storage 4.13%, 08/14/2025
(a),(e)
487,871 9,396
Public Storage 4.63%, 06/17/2025
(e)
326,228 7,056
Public Storage 4.70%, 11/15/2024
(e)
354,291 7,660
Public Storage 4.75%, 12/20/2024
(e)
263,124 5,744
Public Storage 5.60%, 10/04/2024
(e)
319,680 7,973
$ 86,936
Telecommunications - 0 .58%
AT&T Inc 4.75%, 02/18/2025
(e)
1,741,682 36,175
AT&T Inc 5.00%, 12/12/2024
(e)
12,144 265
$ 36,440
TOTAL PREFERRED STOCKS $ 497,136
BONDS - 88 .43%
Principal
Amount (000's) Value (000's)
Banks - 58 .42%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 12,200 $ 12,445
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(e),(g),(h)
2,700 2,754
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(g),(h)
14,200 13,537
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(g),(h)
60,800 60,620
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(g),(h)
55,000 51,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
8.00%, 02/01/2034
(e),(g),(h)
4,600 4,746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(e),(g),(h)
40,000 43,776
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(g),(h)
20,000 23,189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
4.38%, 01/27/2027
(a),(e),(g)
21,620 20,836
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(a),(e),(g)
48,736 49,226
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.50%, 10/23/2024
(a),(e),(g)
51,774 51,741
CME Term Secured Overnight Financing
Rate 3 Month + 4.44%
8.05%, 06/15/2027 6,312 6,808
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal
7.30%, 11/26/2084
(g)
$ 7,000 $ 7,184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(g)
35,500 37,160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(g)
49,485 47,629
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(g)
58,050 53,560
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(g)
7,650 7,458
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
4.70%, 09/20/2025
(e),(g)
9,391 9,257
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(g)
2,635 2,297
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(g)
68,800 67,728
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.00%, 01/27/2084
(g)
9,000 9,545
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(g)
22,103 23,674
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(a),(e),(g),(h)
12,900 11,403
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(g),(h)
25,000 24,835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
8.00%, 03/15/2029
(e),(g),(h)
3,600 3,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(e),(g),(h)
40,400 44,473
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.63%, 01/12/2027
(e),(f),(g),(h)
13,200 12,145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.63%, 02/25/2031
(e),(f),(g),(h)
4,100 3,508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.38%, 08/19/2025
(e),(f),(g),(h)
1,600 1,612
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(e),(g),(h)
26,000 26,196
USD Swap Semi-Annual 5 Year + 5.15%
7.75%, 08/16/2029
(e),(f),(g),(h)
52,000 54,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(e),(g),(h)
10,048 10,442
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.00%, 08/22/2031
(e),(f),(g),(h)
15,000 15,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA   (continued)
8.50%, 08/14/2028
(e),(f),(g),(h)
$ 64,300 $ 68,137
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(f),(g),(h)
6,000 6,503
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(g),(h)
8,600 9,321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,510
Citigroup Inc
3.88%, 02/18/2026
(a),(e),(g)
69,500 66,784
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(a),(e),(g)
35,990 34,989
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.70%, 01/30/2025
(e),(g)
4,500 4,468
Secured Overnight Financing Rate + 3.23%
6.25%, 08/15/2026
(e),(g)
71,997 72,617
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
7.00%, 08/15/2034
(e),(g)
21,900 22,887
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.38%, 05/15/2028
(a),(e),(g)
24,600 25,760
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(g)
29,074 26,612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(g)
72,996 71,853
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
8.58%, 10/06/2024
(a),(e)
3,440 3,416
CME Term Secured Overnight Financing
Rate 3 Month + 3.26%
8.73%, 10/06/2024
(a),(e)
12,835 12,743
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Corestates Capital III
5.95%, 02/15/2027
(f)
18,621 18,204
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
4.75%, 03/23/2029
(e),(f),(g),(h)
2,100 1,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
8.13%, 12/23/2025
(e),(f),(g),(h)
63,768 65,442
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(e),(g),(h)
15,000 15,394
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
7.00%, 06/26/2025
(e),(g),(h)
62,745 62,893
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(g)
5,000 4,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(g)
15,740 15,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
First Maryland Capital I
6.56%, 01/15/2027 $ 2,000 $ 1,893
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(a),(e),(g)
23,598 22,167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(a),(e),(g)
12,800 12,234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(g)
11,800 11,187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(a),(e),(g)
11,413 11,321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
7.50%, 05/10/2029
(e),(g)
8,000 8,393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(g)
64,567 80,144
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(e),(g)
48,408 60,086
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
15,900 15,860
USD Swap Rate NY 5 Year + 3.75%
6.37%, 03/30/2025
(e),(g),(h)
14,800 14,796
USD Swap Rate NY 5 Year + 4.37%
6.50%, 03/23/2028
(e),(g),(h)
5,600 5,630
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(a),(e),(g)
88,061 83,655
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(g)
38,673 38,289
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(e),(g),(h)
22,300 19,557
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.25%, 05/16/2031
(a),(e),(g),(h)
14,500 11,607
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.88%, 05/16/2029
(e),(g),(h)
7,000 6,339
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.51%
5.75%, 11/16/2026
(e),(g),(h)
20,625 20,322
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(g),(h)
54,700 54,584
USD Swap Semi-Annual 5 Year + 4.45%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
97,826 97,695
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(a),(e),(g)
123,814 118,961
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.45%, 01/15/2087 4,000 3,670
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
6.88%, 06/01/2029
(a),(e),(g)
46,000 48,754
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp
5.00%, 09/15/2026
(a),(e),(g)
$ 16,152 $ 15,362
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
6.33%, 07/01/2028 8,405 8,038
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 11,540
Lloyds Banking Group PLC
6.75%, 06/27/2026
(e),(g),(h)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 09/27/2025
(e),(g),(h)
68,465 68,968
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(a),(e),(g),(h)
6,400 6,770
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(g)
36,118 31,319
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(a),(e),(g)
6,305 6,133
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
7.01%, 02/01/2025
(e),(g)
15,848 15,769
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(e),(f),(g),(h)
21,000 20,942
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(g),(h)
5,000 4,986
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(e),(g),(h)
14,885 12,434
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(g),(h)
55,100 54,706
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(g),(h)
42,225 42,775
USD Swap Semi-Annual 5 Year + 5.72%
8.13%, 11/10/2033
(e),(g),(h)
6,000 6,356
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
6.13%, 09/23/2024
(a),(e),(f),(g),(h)
29,631 29,742
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(e),(g),(h)
18,735 18,805
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(a),(e),(g),(h)
13,400 13,446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(f),(g),(h)
74,562 74,818
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(e),(g)
12,400 12,086
CME Term Secured Overnight Financing
Rate 3 Month + 3.46%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(g)
19,500 17,188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(g)
6,000 5,998
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
(continued)
6.20%, 09/15/2027
(a),(e),(g)
$ 9,200 $ 9,240
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(g)
60,320 60,035
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(g)
9,964 9,914
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
7.50%, 05/02/2084
(a),(g)
30,000 31,114
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(g),(h)
32,800 32,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
8.00%, 09/29/2025
(e),(f),(g),(h)
7,260 7,332
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(e),(g),(h)
19,000 19,189
USD Swap Rate NY 5 Year + 5.87%
8.50%, 03/25/2034
(e),(f),(g),(h)
24,000 23,975
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
9.38%, 11/22/2027
(e),(f),(g),(h)
3,800 3,951
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
10.00%, 11/14/2028
(e),(f),(g),(h)
11,100 11,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.30%, 08/19/2028
(e),(f),(g),(h)
13,032 11,422
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
4.75%, 01/14/2031
(e),(f),(g),(h)
10,000 8,567
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.75%, 01/14/2031
(e),(g),(h)
10,000 8,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
6.00%, 07/26/2025
(a),(e),(g),(h)
8,000 7,967
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(e),(f),(g),(h)
15,000 14,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(g)
9,200 9,605
3 Month USD LIBOR + 1.46%
7.75%, 08/15/2027
(a),(e),(f),(g),(h)
45,000 46,631
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
State Street Corp
6.70%, 03/15/2029
(e),(g)
37,000 37,882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(e),(g)
33,393 34,272
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(g),(h)
20,400 19,431
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Swedbank AB
7.63%, 03/17/2028
(e),(g),(h)
$ 14,000 $ 14,280
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
7.75%, 03/17/2030
(e),(g),(h)
14,800 15,398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(g)
1,000 1,023
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(g)
25,800 27,490
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 03/01/2025
(e),(g)
79,457 78,454
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(a),(e),(g)
27,134 26,727
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.10%, 03/01/2030
(e),(g)
2,649 2,571
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
6.05%, 05/15/2027
(a)
10,900 10,652
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
6.25%, 03/15/2028 9,022 8,640
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
6.57%, 04/01/2027 7,000 6,801
CME Term Secured Overnight Financing
Rate 3 Month + 1.24%
8.70%, 12/15/2024
(a),(e)
11,268 11,321
CME Term Secured Overnight Financing
Rate 3 Month + 3.36%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(f),(g),(h)
20,000 18,852
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(f),(g),(h)
7,000 5,991
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.88%, 08/07/2025
(e),(g),(h)
18,933 18,946
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(e),(g),(h)
43,320 43,355
USD Swap Semi-Annual 5 Year + 4.87%
9.25%, 11/13/2028
(e),(f),(g),(h)
17,000 18,744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
US Bancorp
3.70%, 01/15/2027
(e),(g)
36,243 32,040
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.30%, 04/15/2027
(a),(e),(g)
10,895 10,633
CME Term Secured Overnight Financing
Rate 3 Month + 3.18%
USB Realty Corp
6.71%, 01/15/2027
(e),(f)
1,500 1,160
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
3.90%, 03/15/2026
(e),(g)
$ 109,743 $ 106,731
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
6.06%, 01/15/2027 5,345 5,286
CME Term Secured Overnight Financing
Rate 3 Month + 0.76%
6.85%, 09/15/2029
(e),(g)
58,400 59,943
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(a),(e),(g)
47,100 50,623
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,240
$ 3,642,285
Diversified Financial Services - 5 .71%
Ally Financial Inc
4.70%, 05/15/2026
(a),(e),(g)
13,200 11,996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
American Express Co
3.55%, 09/15/2026
(e),(g)
75,190 70,380
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(g)
50,140 46,448
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 12/01/2030
(e),(g)
1,100 957
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(e),(g)
104,900 98,677
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(g)
65,131 64,624
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Discover Financial Services
6.13%, 06/23/2025
(e),(g)
31,180 31,022
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Julius Baer Group Ltd
3.63%, 03/23/2028
(e),(g),(h)
3,500 3,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
6.88%, 06/09/2027
(e),(g),(h)
5,000 4,951
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
Voya Financial Inc
4.70%, 01/23/2048
(g)
13,055 11,535
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(g)
11,706 12,405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 356,006
Electric - 5 .40%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
20,950 19,426
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.95%, 12/15/2054
(g)
10,000 10,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(a),(g)
18,600 19,113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
4.65%, 12/15/2024
(e),(g)
$ 122,977 $ 122,086
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
6.88%, 02/01/2055
(g)
18,800 19,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
7.00%, 06/01/2054
(g)
31,000 32,976
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Duke Energy Corp
3.25%, 01/15/2082
(g)
4,100 3,670
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(e),(g)
54,600 54,472
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
6.45%, 09/01/2054
(g)
14,900 15,235
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(a),(g)
3,000 2,781
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
5.65%, 05/01/2079
(g)
3,200 3,105
3 Month USD LIBOR + 3.16%
6.70%, 09/01/2054
(g)
16,700 16,989
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
7.66%, 10/01/2066
(a)
17,264 16,497
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
$ 336,357
Food - 0 .17%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(f)
10,700 10,866
Gas - 0 .07%
NiSource Inc
6.95%, 11/30/2054
(g)
4,000 4,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Insurance - 12 .48%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 18,795
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,800 4,890
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(g),(h)
6,200 5,885
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
3.50%, 11/17/2025
(e),(f),(g),(h)
27,400 26,009
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
American International Group Inc
5.75%, 04/01/2048
(g)
13,218 13,099
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 4,350 4,672
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(g)
63,620 63,569
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(g)
49,800 49,687
3 Month USD LIBOR + 3.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(g)
$ 2,490 $ 2,480
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(g)
500 499
Secured Overnight Financing Rate + 4.14%
Corebridge Financial Inc
6.88%, 12/15/2052
(g)
36,290 37,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Everest Reinsurance Holdings Inc
7.76%, 05/01/2067 14,420 13,945
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(g)
19,000 17,829
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
76,240 82,745
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
5,025 5,935
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
24,540 26,896
MetLife Inc
3.85%, 09/15/2025
(e),(g)
25,556 25,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 11,203
9.25%, 04/08/2068
(f)
53,475 62,914
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,413 69,172
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(g)
520 512
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(f),(g)
1,800 1,773
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,151
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(g)
4,800 4,927
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(g)
1,800 1,848
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 73,035 74,131
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(g)
3,200 2,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(g)
22,900 19,614
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(f),(g)
5,000 4,949
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(f),(g)
19,700 19,675
USD Swap Semi-Annual 5 Year + 3.65%
5.95%, 04/16/2054
(f),(g)
9,600 9,959
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
3.70%, 10/01/2050
(g)
$ 1,406 $ 1,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.13%, 03/01/2052
(a),(g)
1,000 974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(g)
23,400 24,005
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.50%, 03/15/2054
(g)
3,500 3,620
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(a),(f),(g)
4,700 4,540
3 Month USD LIBOR + 2.99%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(f),(g)
8,200 8,419
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
60,100 51,565
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 777,983
Oil & Gas - 0 .43%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(g)
5,048 4,966
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(g)
22,562 22,102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 27,068
Pipelines - 2 .94%
Enbridge Inc
5.75%, 07/15/2080
(g)
59,201 56,599
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(g)
32,981 32,228
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(g)
34,882 34,146
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(g)
5,000 5,119
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.25%, 01/15/2084
(g)
2,000 2,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
27,400 26,713
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
Transcanada Trust
5.50%, 09/15/2079
(g)
28,000 26,263
Secured Overnight Financing Rate + 4.42%
$ 183,161
REITs - 0 .98%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(g)
7,000 6,924
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(g)
4,300 4,253
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Scentre Group Trust 2   (continued)
5.13%, 09/24/2080
(f),(g)
$ 51,600 $ 50,213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 61,390
Sovereign - 1 .08%
CoBank ACB
4.25%, 01/01/2027
(e),(g)
1,000 919
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
16,400 16,330
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(g)
11,400 11,368
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
7.25%, 07/01/2029
(e),(g)
20,000 20,621
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.88%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(g)
11,800 11,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
7.75%, 06/15/2029
(a),(e),(g)
6,000 6,162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
$ 67,080
Transportation - 0 .75%
BNSF Funding Trust I
6.61%, 12/15/2055
(g)
46,256 46,531
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,512,780
Total Investments $ 6,254,788
Other Assets and Liabilities -  (0.33)% (20,332)
TOTAL NET ASSETS - 100.00% $ 6,234,456
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $124,966 or 2.00% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $129,415 or
2.08% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,157,135 or 18.56% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,648,323 or 26.44% of net assets.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2024
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales August 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.21% $ 108,485 $ 2,550,718 $ 2,486,877 $ 172,326
$ 108,485 $ 2,550,718 $ 2,486,877 $ 172,326
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.21% $ 3,001 $ — $ — $ —
$ 3,001 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future; December
2024
N/A 250 $ 250 $ 123 .00 09/09/2024 $ (249) $ (238) $ 11
Total $ (249) $ (238) $ 11
Amounts in thousands except contracts/shares.

Glossary to the Schedule of Investments
August 31, 2024
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
COP Colombian Peso
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
TRY Turkish Lira
USD/$ United States Dollar
UYU Uruguayan Peso
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2024 $ 34 .44 ( $ 0 .07 ) $ 9 .80 $ 9 .73 $ – $ – $ – $ 44 .17
2023 29 .35 ( 0 .08 ) 5 .37 5 .29 – ( 0 .20 ) ( 0 .20 ) 34 .44
2022 42 .59 ( 0 .12 ) ( 10 .39 ) ( 10 .51 ) – ( 2 .73 ) ( 2 .73 ) 29 .35
2021 33 .85 ( 0 .18 ) 10 .06 9 .88 – ( 1 .14 ) ( 1 .14 ) 42 .59
2020 25 .56 ( 0 .07 ) 9 .54 9 .47 ( 0 .02 ) ( 1 .16 ) ( 1 .18 ) 33 .85
Class C shares
2024 31 .63 ( 0 .33 ) 8 .98 8 .65 – – – 40 .28
2023 27 .18 ( 0 .27 ) 4 .92 4 .65 – ( 0 .20 ) ( 0 .20 ) 31 .63
2022 39 .91 ( 0 .35 ) ( 9 .65 ) ( 10 .00 ) – ( 2 .73 ) ( 2 .73 ) 27 .18
2021 32 .01 ( 0 .42 ) 9 .46 9 .04 – ( 1 .14 ) ( 1 .14 ) 39 .91
2020 24 .39 ( 0 .26 ) 9 .03 8 .77 – ( 1 .15 ) ( 1 .15 ) 32 .01
Class J shares
2024 35 .11 – 10 .00 10 .00 – – – 45 .11
2023 29 .87 ( 0 .03 ) 5 .47 5 .44 – ( 0 .20 ) ( 0 .20 ) 35 .11
2022 43 .23 ( 0 .07 ) ( 10 .56 ) ( 10 .63 ) – ( 2 .73 ) ( 2 .73 ) 29 .87
2021 34 .29 ( 0 .13 ) 10 .21 10 .08 – ( 1 .14 ) ( 1 .14 ) 43 .23
2020 25 .86 ( 0 .04 ) 9 .64 9 .60 ( 0 .01 ) ( 1 .16 ) ( 1 .17 ) 34 .29
Institutional shares
2024 35 .44 0 .03 10 .11 10 .14 – – – 45 .58
2023 30 .11 0 .01 5 .52 5 .53 – ( 0 .20 ) ( 0 .20 ) 35 .44
2022 43 .51 ( 0 .02 ) ( 10 .65 ) ( 10 .67 ) – ( 2 .73 ) ( 2 .73 ) 30 .11
2021 34 .47 ( 0 .08 ) 10 .26 10 .18 – ( 1 .14 ) ( 1 .14 ) 43 .51
2020 26 .00 ( 0 .01 ) 9 .72 9 .71 ( 0 .05 ) ( 1 .19 ) ( 1 .24 ) 34 .47

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
28 .25% (b) $ 1,200,724 0 .93% (c) – % ( 0 .18 ) % 14 .7%
18 .15 (b) 1,005,219 0 .96 (c) – ( 0 .27 ) 10 .0
( 26 .35 ) (b) 850,509 0 .94 (c) – ( 0 .35 ) 24 .0
30 .18 (b) 1,123,747 0 .91 (c) – ( 0 .49 ) 25 .6
38 .51 (b) 646,386 0 .93 (c) – ( 0 .25 ) 30 .0
27 .35 (b) 338,963 1 .66 (c) – ( 0 .91 ) 14 .7
17 .24 (b) 288,734 1 .68 (c) – ( 0 .99 ) 10 .0
( 26 .86 ) (b) 276,796 1 .66 (c) – ( 1 .08 ) 24 .0
29 .26 (b) 411,694 1 .65 (c) – ( 1 .23 ) 25 .6
37 .43 (b) 322,210 1 .66 (c) – ( 0 .99 ) 30 .0
28 .48 (b) 265,823 0 .75 (d) 0 .79 (e) ( 0 .01 ) 14 .7
18 .34 (b) 196,453 0 .79 (d) 0 .84 (e) ( 0 .10 ) 10 .0
( 26 .23 ) (b) 156,338 0 .77 (d) 0 .82 (e) ( 0 .18 ) 24 .0
30 .38 (b) 221,942 0 .77 (d) 0 .83 (e) ( 0 .35 ) 25 .6
38 .58 (b) 153,325 0 .82 (d) 0 .91 (e) ( 0 .14 ) 30 .0
28 .61 3,198,677 0 .66 (c) – 0 .08 14 .7
18 .45 (f) 2,555,465 0 .66 (c) – 0 .03 10 .0
( 26 .13 ) (f) 2,473,139 0 .66 (c) – ( 0 .06 ) 24 .0
30 .51 3,141,819 0 .65 (c) – ( 0 .23 ) 25 .6
38 .88 2,638,389 0 .66 (c) – ( 0 .02 ) 30 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
R-3 shares
2024 $ 34 .23 ( $ 0 .15 ) $ 9 .74 $ 9 .59 $ – $ – $ – $ 43 .82
2023 29 .23 ( 0 .13 ) 5 .33 5 .20 – ( 0 .20 ) ( 0 .20 ) 34 .23
2022 42 .51 ( 0 .18 ) ( 10 .37 ) ( 10 .55 ) – ( 2 .73 ) ( 2 .73 ) 29 .23
2021 33 .85 ( 0 .25 ) 10 .05 9 .80 – ( 1 .14 ) ( 1 .14 ) 42 .51
2020 25 .59 ( 0 .12 ) 9 .53 9 .41 – ( 1 .15 ) ( 1 .15 ) 33 .85
R-4 shares
2024 34 .69 ( 0 .09 ) 9 .89 9 .80 – – – 44 .49
2023 29 .57 ( 0 .08 ) 5 .40 5 .32 – ( 0 .20 ) ( 0 .20 ) 34 .69
2022 42 .89 ( 0 .15 ) ( 10 .44 ) ( 10 .59 ) – ( 2 .73 ) ( 2 .73 ) 29 .57
2021 34 .08 ( 0 .18 ) 10 .13 9 .95 – ( 1 .14 ) ( 1 .14 ) 42 .89
2020 25 .76 ( 0 .06 ) 9 .58 9 .52 ( 0 .03 ) ( 1 .17 ) ( 1 .20 ) 34 .08
R-5 shares
2024 35 .06 ( 0 .03 ) 9 .98 9 .95 – – – 45 .01
2023 29 .84 ( 0 .04 ) 5 .46 5 .42 – ( 0 .20 ) ( 0 .20 ) 35 .06
2022 43 .20 ( 0 .09 ) ( 10 .54 ) ( 10 .63 ) – ( 2 .73 ) ( 2 .73 ) 29 .84
2021 34 .29 ( 0 .14 ) 10 .19 10 .05 – ( 1 .14 ) ( 1 .14 ) 43 .20
2020 25 .86 ( 0 .04 ) 9 .66 9 .62 ( 0 .03 ) ( 1 .16 ) ( 1 .19 ) 34 .29
R-6 shares
2024 35 .63 0 .07 10 .16 10 .23 ( 0 .01 ) – ( 0 .01 ) 45 .85
2023 30 .24 0 .04 5 .55 5 .59 – ( 0 .20 ) ( 0 .20 ) 35 .63
2022 43 .64 0 .02 ( 10 .69 ) ( 10 .67 ) – ( 2 .73 ) ( 2 .73 ) 30 .24
2021 34 .54 ( 0 .05 ) 10 .29 10 .24 – ( 1 .14 ) ( 1 .14 ) 43 .64
2020 26 .04 0 .04 9 .72 9 .76 ( 0 .07 ) ( 1 .19 ) ( 1 .26 ) 34 .54

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .02% $ 16,984 1 .13% (b) ( 0 .39 ) % 14 .7%
17 .92 11,611 1 .14 (b) ( 0 .44 ) 10 .0
( 26 .50 ) 11,031 1 .13 (b) ( 0 .51 ) 24 .0
29 .94 11,204 1 .12 (b) ( 0 .70 ) 25 .6
38 .20 8,764 1 .12 (b) ( 0 .43 ) 30 .0
28 .25 2,914 0 .94 (b) ( 0 .23 ) 14 .7
18 .12 2,025 0 .95 (b) ( 0 .25 ) 10 .0
( 26 .35 ) 2,443 0 .94 (b) ( 0 .40 ) 24 .0
30 .18 5,608 0 .93 (b) ( 0 .51 ) 25 .6
38 .45 5,230 0 .93 (b) ( 0 .23 ) 30 .0
28 .38 25,653 0 .82 (b) ( 0 .08 ) 14 .7
18 .29 12,616 0 .83 (b) ( 0 .13 ) 10 .0
( 26 .25 ) 7,938 0 .82 (b) ( 0 .25 ) 24 .0
30 .29 12,383 0 .81 (b) ( 0 .39 ) 25 .6
38 .66 12,060 0 .81 (b) ( 0 .15 ) 30 .0
28 .72 6,621,976 0 .57 (b) 0 .18 14 .7
18 .61 5,405,192 0 .57 (b) 0 .13 10 .0
( 26 .08 ) (c) 4,932,871 0 .56 (b) 0 .05 24 .0
30 .66 (c) 6,134,030 0 .55 (b) ( 0 .14 ) 25 .6
39 .01 4,051,190 0 .55 (b) 0 .15 30 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2024 $ 8 .30 $ 0 .30 $ 0 .26 $ 0 .56 ( $ 0 .32 ) $ – ( $ 0 .32 ) $ 8 .54
2023 8 .56 0 .26 ( 0 .41 ) ( 0 .15 ) ( 0 .11 ) – ( 0 .11 ) 8 .30
2022 9 .89 0 .15 ( 1 .32 ) ( 1 .17 ) ( 0 .13 ) ( 0 .03 ) ( 0 .16 ) 8 .56
2021 11 .79 0 .15 ( 0 .19 ) ( 0 .04 ) ( 0 .64 ) ( 1 .22 ) ( 1 .86 ) 9 .89
2020 11 .36 0 .21 0 .43 0 .64 ( 0 .21 ) – ( 0 .21 ) 11 .79
Institutional shares
2024 8 .51 0 .33 0 .26 0 .59 ( 0 .35 ) – ( 0 .35 ) 8 .75
2023 8 .77 0 .30 ( 0 .42 ) ( 0 .12 ) ( 0 .14 ) – ( 0 .14 ) 8 .51
2022 10 .12 0 .18 ( 1 .33 ) ( 1 .15 ) ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 8 .77
2021 12 .03 0 .19 ( 0 .20 ) ( 0 .01 ) ( 0 .68 ) ( 1 .22 ) ( 1 .90 ) 10 .12
2020 11 .59 0 .26 0 .45 0 .71 ( 0 .27 ) – ( 0 .27 ) 12 .03
R-1 shares
2024 8 .34 0 .25 0 .26 0 .51 ( 0 .29 ) – ( 0 .29 ) 8 .56
2023 8 .58 0 .22 ( 0 .42 ) ( 0 .20 ) ( 0 .04 ) – ( 0 .04 ) 8 .34
2022 9 .89 0 .10 ( 1 .31 ) ( 1 .21 ) ( 0 .07 ) ( 0 .03 ) ( 0 .10 ) 8 .58
2021 11 .82 0 .09 ( 0 .19 ) ( 0 .10 ) ( 0 .61 ) ( 1 .22 ) ( 1 .83 ) 9 .89
2020 11 .36 0 .16 0 .43 0 .59 ( 0 .13 ) – ( 0 .13 ) 11 .82
R-3 shares
2024 8 .30 0 .28 0 .26 0 .54 ( 0 .31 ) – ( 0 .31 ) 8 .53
2023 8 .55 0 .24 ( 0 .40 ) ( 0 .16 ) ( 0 .09 ) – ( 0 .09 ) 8 .30
2022 9 .86 0 .13 ( 1 .31 ) ( 1 .18 ) ( 0 .10 ) ( 0 .03 ) ( 0 .13 ) 8 .55
2021 11 .78 0 .12 ( 0 .20 ) ( 0 .08 ) ( 0 .62 ) ( 1 .22 ) ( 1 .84 ) 9 .86
2020 11 .35 0 .19 0 .44 0 .63 ( 0 .20 ) – ( 0 .20 ) 11 .78
R-4 shares
2024 8 .39 0 .29 0 .26 0 .55 ( 0 .32 ) – ( 0 .32 ) 8 .62
2023 8 .64 0 .26 ( 0 .41 ) ( 0 .15 ) ( 0 .10 ) – ( 0 .10 ) 8 .39
2022 9 .97 0 .15 ( 1 .33 ) ( 1 .18 ) ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 8 .64
2021 11 .88 0 .15 ( 0 .20 ) ( 0 .05 ) ( 0 .64 ) ( 1 .22 ) ( 1 .86 ) 9 .97
2020 11 .39 0 .22 0 .43 0 .65 ( 0 .16 ) – ( 0 .16 ) 11 .88
R-5 shares
2024 8 .36 0 .30 0 .26 0 .56 ( 0 .33 ) – ( 0 .33 ) 8 .59
2023 8 .61 0 .27 ( 0 .40 ) ( 0 .13 ) ( 0 .12 ) – ( 0 .12 ) 8 .36
2022 9 .94 0 .16 ( 1 .32 ) ( 1 .16 ) ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 8 .61
2021 11 .85 0 .16 ( 0 .20 ) ( 0 .04 ) ( 0 .65 ) ( 1 .22 ) ( 1 .87 ) 9 .94
2020 11 .42 0 .23 0 .44 0 .67 ( 0 .24 ) – ( 0 .24 ) 11 .85

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .87% (b) $ 30,934 0 .47% (c) 0 .50% (d) 3 .59% 57 .0%
( 1 .79 ) (b) 29,452 0 .55 (c) 0 .59 (d) 3 .08 89 .7
( 11 .95 ) (b) 32,188 0 .48 (c) 0 .52 (d) 1 .61 113 .4
( 0 .44 ) (b) 36,254 0 .48 (c) 0 .52 (d) 1 .42 161 .7
5 .75 (b) 44,200 0 .57 (c) 0 .62 (d) 1 .79 94 .1
7 .12 2,238,719 0 .14 (e) – 3 .92 57 .0
( 1 .38 ) 2,434,617 0 .14 (e) – 3 .50 89 .7
( 11 .58 ) 1,858,811 0 .15 (e) – 1 .97 113 .4
( 0 .18 ) 831,018 0 .14 (e) – 1 .77 161 .7
6 .29 2,290,008 0 .14 (e) – 2 .25 94 .1
6 .22 827 1 .01 (e) – 3 .04 57 .0
( 2 .28 ) 507 1 .01 (e) – 2 .60 89 .7
( 12 .33 ) 850 1 .02 (e) – 1 .07 113 .4
( 1 .02 ) 1,148 1 .01 (e) – 0 .88 161 .7
5 .27 1,412 1 .02 (e) – 1 .36 94 .1
6 .55 8,756 0 .70 (e) – 3 .36 57 .0
( 2 .02 ) (f) 8,995 0 .70 (e) – 2 .94 89 .7
( 11 .99 ) (f) 8,056 0 .71 (e) – 1 .38 113 .4
( 0 .84 ) 11,264 0 .70 (e) – 1 .18 161 .7
5 .66 13,196 0 .71 (e) – 1 .67 94 .1
6 .72 5,158 0 .51 (e) – 3 .55 57 .0
( 1 .68 ) 3,829 0 .51 (e) – 3 .14 89 .7
( 11 .97 ) 2,611 0 .52 (e) – 1 .56 113 .4
( 0 .51 ) 4,099 0 .51 (e) – 1 .39 161 .7
5 .84 6,523 0 .52 (e) – 1 .87 94 .1
6 .86 9,620 0 .39 (e) – 3 .66 57 .0
( 1 .56 ) 9,718 0 .39 (e) – 3 .24 89 .7
( 11 .84 ) 10,475 0 .40 (e) – 1 .68 113 .4
( 0 .44 ) 14,572 0 .39 (e) – 1 .50 161 .7
6 .01 18,279 0 .40 (e) – 1 .98 94 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CAPITAL SECURITIES FUND
Class S shares
2024 $ 8 .63 $ 0 .48 $ 0 .82 $ 1 .30 ( $ 0 .52 ) ( $ 0 .52 ) $ 9 .41
2023 9 .20 0 .47 ( 0 .53 ) ( 0 .06 ) ( 0 .51 ) ( 0 .51 ) 8 .63
2022 10 .76 0 .44 ( 1 .52 ) ( 1 .08 ) ( 0 .48 ) ( 0 .48 ) 9 .20
2021 10 .36 0 .46 0 .43 0 .89 ( 0 .49 ) ( 0 .49 ) 10 .76
2020 10 .17 0 .50 0 .23 0 .73 ( 0 .54 ) ( 0 .54 ) 10 .36

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .53% $ 1,201,579 0 .00% (b) 5 .38% 18 .7%
( 0 .52 ) 1,041,534 0 .00 (b) 5 .34 14 .7
( 10 .24 ) 1,143,647 0 .00 (b) 4 .40 14 .0
8 .77 1,167,754 0 .00 (b) 4 .34 14 .2
7 .42 846,849 0 .00 (b) 4 .95 14 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
(b)
Class A shares
2024 $ 10 .88 $ 0 .31 $ 0 .68 $ 0 .99 ( $ 0 .25 ) $ – ( $ 0 .25 ) $ 11 .62
2023 12 .73 0 .28 ( 0 .75 ) ( 0 .47 ) ( 0 .69 ) ( 0 .69 ) ( 1 .38 ) 10 .88
2022 13 .53 0 .31 ( 0 .18 ) 0 .13 ( 0 .77 ) ( 0 .16 ) ( 0 .93 ) 12 .73
2021 11 .13 0 .22 2 .20 2 .42 ( 0 .02 ) – ( 0 .02 ) 13 .53
2020 11 .23 0 .17 ( 0 .06 ) 0 .11 ( 0 .21 ) – ( 0 .21 ) 11 .13
Institutional shares
2024 10 .87 0 .35 0 .68 1 .03 ( 0 .30 ) – ( 0 .30 ) 11 .60
2023 12 .73 0 .33 ( 0 .76 ) ( 0 .43 ) ( 0 .74 ) ( 0 .69 ) ( 1 .43 ) 10 .87
2022 13 .54 0 .35 ( 0 .17 ) 0 .18 ( 0 .83 ) ( 0 .16 ) ( 0 .99 ) 12 .73
2021 11 .14 0 .24 2 .22 2 .46 ( 0 .06 ) – ( 0 .06 ) 13 .54
2020 11 .25 0 .21 ( 0 .04 ) 0 .17 ( 0 .28 ) – ( 0 .28 ) 11 .14
R-3 shares
2024 10 .79 0 .31 0 .62 0 .93 ( 0 .24 ) – ( 0 .24 ) 11 .48
2023 12 .65 0 .28 ( 0 .77 ) ( 0 .49 ) ( 0 .68 ) ( 0 .69 ) ( 1 .37 ) 10 .79
2022 13 .43 0 .27 ( 0 .15 ) 0 .12 ( 0 .74 ) ( 0 .16 ) ( 0 .90 ) 12 .65
2021 11 .07 0 .18 2 .20 2 .38 ( 0 .02 ) – ( 0 .02 ) 13 .43
2020 11 .20 0 .15 ( 0 .05 ) 0 .10 ( 0 .23 ) – ( 0 .23 ) 11 .07
R-6 shares
2024 10 .86 0 .36 0 .68 1 .04 ( 0 .30 ) – ( 0 .30 ) 11 .60
2023 12 .72 0 .33 ( 0 .75 ) ( 0 .42 ) ( 0 .75 ) ( 0 .69 ) ( 1 .44 ) 10 .86
2022 13 .53 0 .35 ( 0 .16 ) 0 .19 ( 0 .84 ) ( 0 .16 ) ( 1 .00 ) 12 .72
2021 11 .14 0 .28 2 .18 2 .46 ( 0 .07 ) – ( 0 .07 ) 13 .53
2020 11 .26 0 .22 ( 0 .06 ) 0 .16 ( 0 .28 ) – ( 0 .28 ) 11 .14

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .27% (c) $ 49,508 1 .20% (d) 2 .81% 84 .0%
( 3 .63 ) (c) 73,729 1 .20 (d) 2 .46 72 .4
0 .95 (c) 150,176 1 .20 (d) 2 .34 90 .9
21 .79 (c) 83,941 1 .20 (d) 1 .74 70 .0
0 .89 (c) 43,485 1 .19 (d) 1 .57 85 .4
9 .61 1,517,536 0 .83 (d) 3 .20 84 .0
( 3 .32 ) 2,002,048 0 .83 (d) 2 .93 72 .4
1 .35 2,624,597 0 .83 (d) 2 .61 90 .9
22 .18 2,086,484 0 .83 (d) 1 .97 70 .0
1 .36 1,960,593 0 .84 (d) 1 .95 85 .4
8 .76 23 1 .35 2 .90 84 .0
( 3 .83 ) 271 1 .34 (d) 2 .47 72 .4
0 .89 274 1 .33 (d) 2 .06 90 .9
21 .47 225 1 .34 (d) 1 .49 70 .0
0 .78 138 1 .36 (d) 1 .39 85 .4
9 .78 1,550,184 0 .78 (d) 3 .27 84 .0
( 3 .26 ) 1,416,444 0 .77 (d) 2 .96 72 .4
1 .45 1,853,422 0 .77 (d) 2 .61 90 .9
22 .14 2,213,151 0 .78 (d) 2 .22 70 .0
1 .32 1,162,658 0 .79 (d) 1 .99 85 .4
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EDGE MIDCAP FUND
Class A shares
2024 $ 11 .65 $ 0 .08 $ 1 .61 $ 1 .69 ( $ 0 .13 ) ( $ 0 .06 ) ( $ 0 .19 ) $ 13 .15
2023 11 .95 0 .09 1 .19 1 .28 ( 0 .31 ) ( 1 .27 ) ( 1 .58 ) 11 .65
2022 18 .61 0 .05 ( 1 .99 ) ( 1 .94 ) ( 0 .04 ) ( 4 .68 ) ( 4 .72 ) 11 .95
2021 14 .76 0 .02 4 .61 4 .63 ( 0 .05 ) ( 0 .73 ) ( 0 .78 ) 18 .61
2020 14 .39 0 .06 0 .92 0 .98 ( 0 .11 ) ( 0 .50 ) ( 0 .61 ) 14 .76
Institutional shares
2024 11 .76 0 .12 1 .64 1 .76 ( 0 .17 ) ( 0 .06 ) ( 0 .23 ) 13 .29
2023 12 .05 0 .13 1 .20 1 .33 ( 0 .35 ) ( 1 .27 ) ( 1 .62 ) 11 .76
2022 18 .71 0 .10 ( 2 .00 ) ( 1 .90 ) ( 0 .08 ) ( 4 .68 ) ( 4 .76 ) 12 .05
2021 14 .83 0 .08 4 .62 4 .70 ( 0 .09 ) ( 0 .73 ) ( 0 .82 ) 18 .71
2020 14 .42 0 .11 0 .92 1 .03 ( 0 .12 ) ( 0 .50 ) ( 0 .62 ) 14 .83
R-6 shares
2024 11 .83 0 .14 1 .63 1 .77 ( 0 .18 ) ( 0 .06 ) ( 0 .24 ) 13 .36
2023 12 .11 0 .15 1 .20 1 .35 ( 0 .36 ) ( 1 .27 ) ( 1 .63 ) 11 .83
2022 18 .78 0 .11 ( 2 .00 ) ( 1 .89 ) ( 0 .10 ) ( 4 .68 ) ( 4 .78 ) 12 .11
2021 14 .88 0 .09 4 .65 4 .74 ( 0 .11 ) ( 0 .73 ) ( 0 .84 ) 18 .78
2020 14 .46 0 .13 0 .92 1 .05 ( 0 .13 ) ( 0 .50 ) ( 0 .63 ) 14 .88

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .58% (b) $ 17,524 1 .10% (c) 0 .68% 16 .6%
12 .20 (b) 17,724 1 .10 (c) 0 .84 11 .3
( 13 .95 ) (b) 16,564 1 .10 (c) 0 .38 16 .1
32 .16 (b) 21,225 1 .10 (c) 0 .13 14 .4
6 .54 (b) ,(d) 12,547 1 .10 (c) 0 .46 27 .9
15 .04 37,068 0 .77 (c) 1 .01 16 .6
12 .51 30,598 0 .77 (c) 1 .15 11 .3
( 13 .65 ) 61,125 0 .77 (c) 0 .70 16 .1
32 .55 112,703 0 .77 (c) 0 .46 14 .4
6 .97 82,198 0 .77 (c) 0 .79 27 .9
15 .06 22,758 0 .67 (c) 1 .12 16 .6
12 .66 28,053 0 .67 (c) 1 .26 11 .3
( 13 .54 ) 33,326 0 .66 (c) 0 .79 16 .1
32 .68 451,070 0 .65 (c) 0 .57 14 .4
7 .11 758,215 0 .66 (c) 0 .90 27 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL MULTI-STRATEGY FUND
(b)
Class A shares
2024 $ 10 .36 $ 0 .34 $ 0 .53 $ 0 .87 ( $ 0 .31 ) $ – ( $ 0 .31 ) $ 10 .92
2023 11 .06 0 .22 0 .25 0 .47 ( 0 .59 ) ( 0 .58 ) ( 1 .17 ) 10 .36
2022 11 .77 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .02 ) ( 0 .39 ) ( 0 .41 ) 11 .06
2021 10 .95 0 .03 0 .93 0 .96 ( 0 .14 ) – ( 0 .14 ) 11 .77
2020 10 .64 0 .18 0 .13 0 .31 – – – 10 .95
Institutional shares
2024 10 .56 0 .39 0 .54 0 .93 ( 0 .36 ) – ( 0 .36 ) 11 .13
2023 11 .24 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) ( 1 .22 ) 10 .56
2022 11 .96 0 .11 ( 0 .37 ) ( 0 .26 ) ( 0 .07 ) ( 0 .39 ) ( 0 .46 ) 11 .24
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – ( 0 .19 ) 11 .96
2020 10 .76 0 .21 0 .15 0 .36 – – – 11 .12
R-6 shares
2024 10 .57 0 .38 0 .55 0 .93 ( 0 .36 ) – ( 0 .36 ) 11 .14
2023 11 .25 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) ( 1 .22 ) 10 .57
2022 11 .96 0 .10 ( 0 .35 ) ( 0 .25 ) ( 0 .07 ) ( 0 .39 ) ( 0 .46 ) 11 .25
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – ( 0 .19 ) 11 .96
2020 10 .75 0 .29 0 .08 0 .37 – – – 11 .12

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest Expense
on Short Sales, Short Sale
Fees and Reverse Repurchase
Agreement Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8 .65% (c) $ 35,790 2 .04% (d) 1 .89% (d) ,(e) 3 .20% 146 .9%
4 .79 (c) 38,521 2 .27 (f) 2 .04 (e) ,(f) 2 .13 147 .0
( 2 .60 ) (c) 38,252 2 .41 (f) 2 .08 (e) ,(f) 0 .47 123 .2
8 .71 (c) ,(g) 39,485 2 .60 (f) 2 .12 (e) ,(f) 0 .30 289 .8
3 .01 (c) ,(g) 27,072 3 .68 (f) ,(h) 2 .11 (e) ,(f) ,(h) 1 .68 439 .7
9 .09 256,208 1 .61 (d) ,(f) 1 .46 (d) ,(e) ,(f) 3 .67 146 .9
5 .35 343,287 1 .77 (f) 1 .54 (e) ,(f) 2 .63 147 .0
( 2 .19 ) 364,886 1 .96 (f) 1 .63 (e) ,(f) 0 .92 123 .2
9 .27 (g) 351,188 2 .16 (f) 1 .63 (e) ,(f) 0 .89 289 .8
3 .44 (g) 591,298 3 .21 (f) ,(h) 1 .64 (e) ,(f) ,(h) 1 .98 439 .7
9 .08 122,722 1 .56 (d) ,(f) 1 .41 (d) ,(e) ,(f) 3 .54 146 .9
5 .35 69,004 1 .74 (f) 1 .51 (e) ,(f) 2 .65 147 .0
( 2 .10 ) 76,481 1 .91 (f) 1 .58 (e) ,(f) 0 .88 123 .2
9 .37 173,029 2 .08 (f) 1 .58 (e) ,(f) 0 .89 289 .8
3 .44 166,448 3 .15 (f) ,(h) 1 .58 (e) ,(f) ,(h) 2 .74 439 .7
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL SUSTAINABLE LISTED INFRASTRUCTURE FUND
Institutional shares
2024 $ 10 .40 $ 0 .29 $ 1 .46 $ 1 .75 ( $ 0 .29 ) ( $ 0 .51 ) ( $ 0 .80 ) $ 11 .35
2023(c) 10 .00 0 .29 0 .24 0 .53 ( 0 .08 ) ( 0 .05 ) ( 0 .13 ) 10 .40

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .62% $ 19,595 0 .88% (b) 2 .83% 39 .8%
5 .26 (d) 16,009 0 .88 (b) ,(e) 2 .84 (e) 46 .3 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from September 22, 2022, date operations commenced, through August 31, 2023.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2024 $ 10 .79 $ 0 .32 $ 1 .75 $ 2 .07 ( $ 0 .33 ) ( $ 0 .09 ) ( $ 0 .42 ) $ 12 .44
2023 9 .39 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .79
2022 12 .39 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .39
2021 10 .06 0 .27 2 .32 2 .59 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .39
2020 9 .83 0 .21 0 .37 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
R-1 shares
2024 10 .41 0 .20 1 .70 1 .90 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 12 .04
2023 9 .06 0 .20 1 .34 1 .54 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 10 .41
2022 11 .97 0 .23 ( 2 .65 ) ( 2 .42 ) ( 0 .25 ) ( 0 .24 ) ( 0 .49 ) 9 .06
2021 9 .73 0 .16 2 .25 2 .41 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 11 .97
2020 9 .50 0 .12 0 .35 0 .47 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 9 .73
R-3 shares
2024 10 .55 0 .24 1 .72 1 .96 ( 0 .27 ) ( 0 .09 ) ( 0 .36 ) 12 .15
2023 9 .18 0 .24 1 .34 1 .58 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .55
2022 12 .13 0 .27 ( 2 .69 ) ( 2 .42 ) ( 0 .29 ) ( 0 .24 ) ( 0 .53 ) 9 .18
2021 9 .85 0 .19 2 .29 2 .48 ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 12 .13
2020 9 .64 0 .16 0 .35 0 .51 ( 0 .27 ) ( 0 .03 ) ( 0 .30 ) 9 .85
R-4 shares
2024 10 .68 0 .26 1 .75 2 .01 ( 0 .29 ) ( 0 .09 ) ( 0 .38 ) 12 .31
2023 9 .30 0 .26 1 .36 1 .62 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 10 .68
2022 12 .27 0 .29 ( 2 .71 ) ( 2 .42 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 9 .30
2021 9 .97 0 .22 2 .31 2 .53 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .27
2020 9 .75 0 .18 0 .36 0 .54 ( 0 .29 ) ( 0 .03 ) ( 0 .32 ) 9 .97
R-5 shares
2024 10 .72 0 .28 1 .75 2 .03 ( 0 .30 ) ( 0 .09 ) ( 0 .39 ) 12 .36
2023 9 .33 0 .27 1 .37 1 .64 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 10 .72
2022 12 .31 0 .31 ( 2 .72 ) ( 2 .41 ) ( 0 .33 ) ( 0 .24 ) ( 0 .57 ) 9 .33
2021 10 .00 0 .24 2 .30 2 .54 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .31
2020 9 .78 0 .19 0 .36 0 .55 ( 0 .30 ) ( 0 .03 ) ( 0 .33 ) 10 .00
R-6 shares
2024 10 .80 0 .31 1 .77 2 .08 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 12 .46
2023 9 .40 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .80
2022 12 .40 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .40
2021 10 .06 0 .27 2 .33 2 .60 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .40
2020 9 .83 0 .22 0 .36 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .71% $ 85,820 0 .33% (b) ,(c) 2 .79% 19 .5%
18 .18 65,622 0 .32 (b) ,(d) 2 .93 37 .5
( 20 .27 ) 41,036 0 .32 (b) ,(e) 3 .09 20 .1
26 .03 50,246 0 .31 (b) 2 .38 21 .7
5 .77 35,803 0 .31 (b) 2 .11 31 .1
18 .63 198 1 .20 (c) 1 .88 19 .5
17 .20 394 1 .20 (d) 2 .03 37 .5
( 21 .00 ) 325 1 .19 (e) 2 .15 20 .1
24 .95 491 1 .19 1 .46 21 .7
4 .86 491 1 .19 1 .31 31 .1
19 .08 13,494 0 .89 (c) 2 .18 19 .5
17 .50 12,167 0 .89 (d) 2 .35 37 .5
( 20 .75 ) 10,683 0 .88 (e) 2 .47 20 .1
25 .42 16,698 0 .88 1 .75 21 .7
5 .11 15,706 0 .88 1 .65 31 .1
19 .31 9,509 0 .70 (c) 2 .30 19 .5
17 .68 10,011 0 .70 (d) 2 .53 37 .5
( 20 .53 ) 8,359 0 .69 (e) 2 .70 20 .1
25 .56 10,509 0 .69 1 .96 21 .7
5 .34 9,023 0 .69 1 .84 31 .1
19 .43 16,208 0 .58 (c) 2 .49 19 .5
17 .87 14,032 0 .58 (d) 2 .68 37 .5
( 20 .45 ) 13,153 0 .57 (e) 2 .82 20 .1
25 .66 18,863 0 .57 2 .08 21 .7
5 .45 16,208 0 .57 1 .95 31 .1
19 .78 1,075,562 0 .31 (b) ,(c) 2 .75 19 .5
18 .16 1,130,368 0 .30 (b) ,(d) 2 .89 37 .5
( 20 .25 ) 912,444 0 .30 (b) ,(e) 3 .10 20 .1
26 .14 1,151,273 0 .29 (b) 2 .35 21 .7
5 .66 (f) 1,020,094 0 .29 (b) 2 .25 31 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Includes 0.01% and 0.01% of interest expense associated with borrowings and expenses associated with the reclaim of foreign taxes paid, respectively.
These expenses are not subject to the Manager's contractual expense limit.
(e) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2024 $ 9 .73 $ 0 .16 $ 1 .19 $ 1 .35 ( $ 0 .20 ) $ – ( $ 0 .20 ) $ 10 .88
2023 8 .88 0 .16 0 .80 0 .96 ( 0 .11 ) – ( 0 .11 ) 9 .73
2022 13 .47 0 .20 ( 3 .69 ) ( 3 .49 ) ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 8 .88
2021 10 .63 0 .12 2 .87 2 .99 ( 0 .15 ) – ( 0 .15 ) 13 .47
2020 10 .46 0 .09 0 .40 0 .49 ( 0 .32 ) – ( 0 .32 ) 10 .63
R-6 shares
2024 9 .79 0 .17 1 .19 1 .36 ( 0 .20 ) – ( 0 .20 ) 10 .95
2023 8 .93 0 .17 0 .81 0 .98 ( 0 .12 ) – ( 0 .12 ) 9 .79
2022 13 .55 0 .22 ( 3 .72 ) ( 3 .50 ) ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 8 .93
2021 10 .70 0 .13 2 .87 3 .00 ( 0 .15 ) – ( 0 .15 ) 13 .55
2020 10 .52 0 .09 0 .42 0 .51 ( 0 .33 ) – ( 0 .33 ) 10 .70

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .01% $ 29,913 1 .08% (b) 1 .58% 48 .7%
10 .91 36,678 1 .11 (b) 1 .72 61 .8
( 27 .62 ) 49,278 1 .16 (b) 1 .81 61 .4
28 .27 94,066 1 .19 (b) 0 .96 54 .6
4 .49 72,515 1 .20 (b) 0 .88 44 .1
14 .07 712,855 1 .03 (b) 1 .71 48 .7
11 .06 669,829 1 .05 (b) 1 .82 61 .8
( 27 .61 ) 655,371 1 .08 (b) 2 .00 61 .4
28 .27 1,087,460 1 .08 (b) 1 .11 54 .6
4 .67 966,964 1 .08 (b) 0 .91 44 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2024 $ 9 .43 $ 0 .41 $ 0 .40 $ 0 .81 ( $ 0 .42 ) ( $ 0 .42 ) $ 9 .82
2023 9 .80 0 .39 ( 0 .37 ) 0 .02 ( 0 .39 ) ( 0 .39 ) 9 .43
2022 11 .71 0 .36 ( 1 .91 ) ( 1 .55 ) ( 0 .36 ) ( 0 .36 ) 9 .80
2021 10 .96 0 .37 0 .76 1 .13 ( 0 .38 ) ( 0 .38 ) 11 .71
2020 11 .26 0 .36 ( 0 .30 ) 0 .06 ( 0 .36 ) ( 0 .36 ) 10 .96
Institutional shares
2024 9 .44 0 .44 0 .40 0 .84 ( 0 .45 ) ( 0 .45 ) 9 .83
2023 9 .80 0 .42 ( 0 .36 ) 0 .06 ( 0 .42 ) ( 0 .42 ) 9 .44
2022 11 .72 0 .39 ( 1 .92 ) ( 1 .53 ) ( 0 .39 ) ( 0 .39 ) 9 .80
2021 10 .97 0 .40 0 .76 1 .16 ( 0 .41 ) ( 0 .41 ) 11 .72
2020 11 .26 0 .40 ( 0 .30 ) 0 .10 ( 0 .39 ) ( 0 .39 ) 10 .97

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8 .89% (b) ,(c) $ 34,864 1 .08% (d) ,(e) 0 .85% (d) ,(e) ,(f) 4 .28% 70 .1%
0 .33 (c) 41,241 1 .05 (d) 0 .84 (d) ,(f) 4 .17 41 .4
( 13 .42 ) (c) 49,013 0 .90 (d) 0 .84 (d) ,(f) 3 .32 52 .4
10 .43 (c) 59,266 0 .88 (d) 0 .84 (d) ,(f) 3 .26 48 .0
0 .62 (c) 50,459 0 .91 (d) 0 .84 (d) ,(f) 3 .35 76 .6
9 .19 (b) 118,866 0 .80 (d) ,(e) 0 .57 (d) ,(e) ,(f) 4 .55 70 .1
0 .72 94,169 0 .77 (d) 0 .56 (d) ,(f) 4 .44 41 .4
( 13 .25 ) 90,215 0 .62 (d) 0 .56 (d) ,(f) 3 .57 52 .4
10 .73 116,210 0 .60 (d) 0 .56 (d) ,(f) 3 .52 48 .0
0 .99 82,465 0 .63 (d) 0 .56 (d) ,(f) 3 .64 76 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit.
(e) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2024 $ 9 .61 $ 0 .12 $ 1 .10 $ 1 .22 ( $ 0 .18 ) $ – ( $ 0 .18 ) $ 10 .65
2023 9 .83 0 .19 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) – ( 0 .21 ) 9 .61
2022 14 .16 0 .30 ( 4 .21 ) ( 3 .91 ) ( 0 .18 ) ( 0 .24 ) ( 0 .42 ) 9 .83
2021 12 .36 0 .14 1 .71 1 .85 ( 0 .05 ) – ( 0 .05 ) 14 .16
2020 10 .63 0 .11 1 .77 1 .88 ( 0 .15 ) – ( 0 .15 ) 12 .36
Institutional shares
2024 9 .44 0 .15 1 .10 1 .25 ( 0 .22 ) – ( 0 .22 ) 10 .47
2023 9 .67 0 .21 ( 0 .18 ) 0 .03 ( 0 .26 ) – ( 0 .26 ) 9 .44
2022 13 .95 0 .35 ( 4 .15 ) ( 3 .80 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 9 .67
2021 12 .17 0 .18 1 .69 1 .87 ( 0 .09 ) – ( 0 .09 ) 13 .95
2020 10 .47 0 .16 1 .74 1 .90 ( 0 .20 ) – ( 0 .20 ) 12 .17
R-6 shares
2024 9 .46 0 .17 1 .08 1 .25 ( 0 .23 ) – ( 0 .23 ) 10 .48
2023 9 .69 0 .23 ( 0 .19 ) 0 .04 ( 0 .27 ) – ( 0 .27 ) 9 .46
2022 13 .98 0 .34 ( 4 .13 ) ( 3 .79 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 9 .69
2021 12 .18 0 .22 1 .68 1 .90 ( 0 .10 ) – ( 0 .10 ) 13 .98
2020 10 .48 0 .16 1 .75 1 .91 ( 0 .21 ) – ( 0 .21 ) 12 .18

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .89% (b) $ 5,176 1 .46% (c) ,(d) – % 1 .22% 56 .8%
0 .08 (b) 4,982 1 .48 (c) – 1 .94 68 .0
( 28 .32 ) (b) 5,426 1 .57 (c) – 2 .45 48 .7
14 .95 (b) 9,524 1 .60 (c) – 1 .00 71 .9
17 .73 (b) 4,003 1 .60 (c) – 0 .96 72 .9
13 .43 63,808 1 .08 (c) ,(d) – 1 .54 56 .8
0 .44 73,802 1 .13 (c) – 2 .20 68 .0
( 28 .08 ) 96,342 1 .20 (c) – 2 .97 48 .7
15 .42 124,727 1 .20 (c) – 1 .30 71 .9
18 .21 26,478 1 .20 (c) – 1 .44 72 .9
13 .42 2,365,648 1 .00 (d) – 1 .68 56 .8
0 .61 2,553,869 1 .01 (e) 1 .02 (f) 2 .48 68 .0
( 27 .96 ) 2,180,550 1 .05 (c) – 2 .85 48 .7
15 .61 3,729,485 1 .05 (c) – 1 .56 71 .9
18 .30 1,827,389 1 .07 (c) – 1 .43 72 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(e) Reflects Manager's voluntary expense limit.
(f) Excludes expense reimbursement from Manager.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2024 $ 16 .45 $ 0 .24 $ 2 .90 $ 3 .14 ( $ 0 .25 ) ( $ 0 .15 ) ( $ 0 .40 ) $ 19 .19
2023 15 .94 0 .22 1 .31 1 .53 ( 0 .23 ) ( 0 .79 ) ( 1 .02 ) 16 .45
2022 17 .01 0 .20 ( 1 .09 ) ( 0 .89 ) ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 15 .94
2021 11 .91 0 .10 5 .16 5 .26 ( 0 .16 ) – ( 0 .16 ) 17 .01
2020 13 .96 0 .16 ( 1 .88 ) ( 1 .72 ) ( 0 .23 ) ( 0 .10 ) ( 0 .33 ) 11 .91
Class C shares
2024 16 .25 0 .11 2 .86 2 .97 ( 0 .11 ) ( 0 .15 ) ( 0 .26 ) 18 .96
2023 15 .74 0 .10 1 .31 1 .41 ( 0 .11 ) ( 0 .79 ) ( 0 .90 ) 16 .25
2022 16 .81 0 .07 ( 1 .09 ) ( 1 .02 ) ( 0 .03 ) ( 0 .02 ) ( 0 .05 ) 15 .74
2021 11 .78 ( 0 .01 ) 5 .11 5 .10 ( 0 .07 ) – ( 0 .07 ) 16 .81
2020 13 .82 0 .06 ( 1 .86 ) ( 1 .80 ) ( 0 .14 ) ( 0 .10 ) ( 0 .24 ) 11 .78
Institutional shares
2024 16 .55 0 .29 2 .92 3 .21 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 19 .32
2023 16 .03 0 .27 1 .32 1 .59 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .55
2022 17 .11 0 .24 ( 1 .10 ) ( 0 .86 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 16 .03
2021 11 .97 0 .15 5 .18 5 .33 ( 0 .19 ) – ( 0 .19 ) 17 .11
2020 14 .04 0 .19 ( 1 .89 ) ( 1 .70 ) ( 0 .27 ) ( 0 .10 ) ( 0 .37 ) 11 .97
R-6 shares
2024 16 .64 0 .30 2 .93 3 .23 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 19 .42
2023 16 .11 0 .28 1 .32 1 .60 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .64
2022 17 .20 0 .26 ( 1 .12 ) ( 0 .86 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 16 .11
2021 12 .03 0 .15 5 .22 5 .37 ( 0 .20 ) – ( 0 .20 ) 17 .20
2020 14 .10 0 .20 ( 1 .89 ) ( 1 .69 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 12 .03

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .36% (b) $ 178,959 1 .12% (c) 1 .37% 37 .3%
10 .11 (b) 156,039 1 .12 (c) 1 .43 26 .5
( 5 .31 ) (b) 145,799 1 .12 (c) 1 .17 22 .1
44 .42 (b) 148,411 1 .12 (c) 0 .70 74 .6
( 12 .55 ) (b) 103,382 1 .12 (c) 1 .20 28 .9
18 .49 (b) 23,495 1 .87 (c) 0 .62 37 .3
9 .34 (b) 29,705 1 .87 (c) 0 .66 26 .5
( 6 .09 ) (b) 45,460 1 .87 (c) 0 .39 22 .1
43 .44 (b) 69,017 1 .87 (c) ( 0 .03 ) 74 .6
( 13 .25 ) (b) 71,660 1 .87 (c) 0 .45 28 .9
19 .74 753,140 0 .85 (c) 1 .64 37 .3
10 .42 698,401 0 .85 (c) 1 .69 26 .5
( 5 .08 ) 749,448 0 .85 (c) 1 .44 22 .1
44 .89 833,344 0 .85 (c) 1 .02 74 .6
( 12 .36 ) 1,408,105 0 .85 (c) 1 .47 28 .9
19 .77 536,538 0 .79 (c) 1 .71 37 .3
10 .49 401,595 0 .79 (c) 1 .75 26 .5
( 5 .05 ) 120,396 0 .80 (c) 1 .54 22 .1
45 .03 61,986 0 .79 (c) 0 .93 74 .6
( 12 .24 ) 9,135 0 .79 (c) 1 .52 28 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2024 $ 8 .68 $ 0 .41 $ 0 .68 $ 1 .09 ( $ 0 .46 ) ( $ 0 .46 ) $ 9 .31
2023 9 .13 0 .39 ( 0 .38 ) 0 .01 ( 0 .46 ) ( 0 .46 ) 8 .68
2022 10 .64 0 .37 ( 1 .44 ) ( 1 .07 ) ( 0 .44 ) ( 0 .44 ) 9 .13
2021 10 .32 0 .38 0 .36 0 .74 ( 0 .42 ) ( 0 .42 ) 10 .64
2020 10 .30 0 .42 0 .05 0 .47 ( 0 .45 ) ( 0 .45 ) 10 .32
Class C shares
2024 8 .67 0 .34 0 .69 1 .03 ( 0 .39 ) ( 0 .39 ) 9 .31
2023 9 .13 0 .33 ( 0 .40 ) ( 0 .07 ) ( 0 .39 ) ( 0 .39 ) 8 .67
2022 10 .64 0 .30 ( 1 .45 ) ( 1 .15 ) ( 0 .36 ) ( 0 .36 ) 9 .13
2021 10 .31 0 .30 0 .37 0 .67 ( 0 .34 ) ( 0 .34 ) 10 .64
2020 10 .29 0 .35 0 .04 0 .39 ( 0 .37 ) ( 0 .37 ) 10 .31
Class J shares
2024 8 .38 0 .40 0 .67 1 .07 ( 0 .47 ) ( 0 .47 ) 8 .98
2023 8 .83 0 .38 ( 0 .37 ) 0 .01 ( 0 .46 ) ( 0 .46 ) 8 .38
2022 10 .32 0 .36 ( 1 .41 ) ( 1 .05 ) ( 0 .44 ) ( 0 .44 ) 8 .83
2021 10 .01 0 .37 0 .37 0 .74 ( 0 .43 ) ( 0 .43 ) 10 .32
2020 10 .01 0 .41 0 .04 0 .45 ( 0 .45 ) ( 0 .45 ) 10 .01
Institutional shares
2024 8 .60 0 .43 0 .68 1 .11 ( 0 .48 ) ( 0 .48 ) 9 .23
2023 9 .05 0 .41 ( 0 .38 ) 0 .03 ( 0 .48 ) ( 0 .48 ) 8 .60
2022 10 .56 0 .39 ( 1 .44 ) ( 1 .05 ) ( 0 .46 ) ( 0 .46 ) 9 .05
2021 10 .24 0 .40 0 .37 0 .77 ( 0 .45 ) ( 0 .45 ) 10 .56
2020 10 .23 0 .45 0 .04 0 .49 ( 0 .48 ) ( 0 .48 ) 10 .24
R-1 shares
2024 8 .55 0 .36 0 .67 1 .03 ( 0 .41 ) ( 0 .41 ) 9 .17
2023 9 .00 0 .34 ( 0 .37 ) ( 0 .03 ) ( 0 .42 ) ( 0 .42 ) 8 .55
2022 10 .50 0 .32 ( 1 .43 ) ( 1 .11 ) ( 0 .39 ) ( 0 .39 ) 9 .00
2021 10 .19 0 .32 0 .36 0 .68 ( 0 .37 ) ( 0 .37 ) 10 .50
2020 10 .17 0 .36 0 .06 0 .42 ( 0 .40 ) ( 0 .40 ) 10 .19

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .92% (b) $ 704,729 1 .04% – % 4 .59% 22 .3%
0 .23 (b) 697,257 1 .05 – 4 .50 16 .5
( 10 .28 ) (b) 808,228 1 .03 – 3 .78 15 .4
7 .32 (b) 971,310 1 .04 – 3 .62 21 .6
4 .77 (b) 844,525 1 .05 – 4 .18 18 .1
12 .18 (b) 134,526 1 .80 – 3 .83 22 .3
( 0 .66 ) (b) 147,896 1 .82 – 3 .74 16 .5
( 10 .98 ) (b) 180,824 1 .79 – 3 .01 15 .4
6 .58 (b) 256,799 1 .79 – 2 .89 21 .6
3 .95 (b) 365,817 1 .81 – 3 .44 18 .1
13 .10 (b) 34,095 0 .99 (c) 1 .01 (d) 4 .63 22 .3
0 .24 (b) 31,131 1 .06 (c) 1 .08 (d) 4 .49 16 .5
( 10 .38 ) (b) 36,128 1 .01 (c) 1 .03 (d) 3 .80 15 .4
7 .50 (b) 42,288 1 .00 (c) 1 .02 (d) 3 .68 21 .6
4 .67 (b) 42,554 1 .07 (c) 1 .10 (d) 4 .17 18 .1
13 .32 4,396,219 0 .80 – 4 .82 22 .3
0 .48 3,930,780 0 .81 (e) – 4 .74 16 .5
( 10 .14 ) 4,213,593 0 .79 (e) – 4 .01 15 .4
7 .64 5,472,494 0 .79 (e) – 3 .87 21 .6
4 .96 4,746,270 0 .81 (e) – 4 .42 18 .1
12 .40 494 1 .58 – 4 .04 22 .3
( 0 .30 ) 459 1 .58 – 3 .98 16 .5
( 10 .81 ) 476 1 .57 – 3 .23 15 .4
6 .75 620 1 .57 – 3 .10 21 .6
4 .24 613 1 .58 – 3 .62 18 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
R-3 shares
2024 $ 8 .54 $ 0 .38 $ 0 .68 $ 1 .06 ( $ 0 .44 ) ( $ 0 .44 ) $ 9 .16
2023 8 .98 0 .37 ( 0 .37 ) – ( 0 .44 ) ( 0 .44 ) 8 .54
2022 10 .48 0 .35 ( 1 .43 ) ( 1 .08 ) ( 0 .42 ) ( 0 .42 ) 8 .98
2021 10 .16 0 .35 0 .37 0 .72 ( 0 .40 ) ( 0 .40 ) 10 .48
2020 10 .15 0 .40 0 .04 0 .44 ( 0 .43 ) ( 0 .43 ) 10 .16
R-4 shares
2024 8 .50 0 .40 0 .68 1 .08 ( 0 .46 ) ( 0 .46 ) 9 .12
2023 8 .95 0 .38 ( 0 .37 ) 0 .01 ( 0 .46 ) ( 0 .46 ) 8 .50
2022 10 .45 0 .36 ( 1 .42 ) ( 1 .06 ) ( 0 .44 ) ( 0 .44 ) 8 .95
2021 10 .14 0 .37 0 .36 0 .73 ( 0 .42 ) ( 0 .42 ) 10 .45
2020 10 .13 0 .42 0 .04 0 .46 ( 0 .45 ) ( 0 .45 ) 10 .14
R-5 shares
2024 8 .55 0 .41 0 .68 1 .09 ( 0 .47 ) ( 0 .47 ) 9 .17
2023 9 .01 0 .40 ( 0 .39 ) 0 .01 ( 0 .47 ) ( 0 .47 ) 8 .55
2022 10 .51 0 .38 ( 1 .43 ) ( 1 .05 ) ( 0 .45 ) ( 0 .45 ) 9 .01
2021 10 .19 0 .39 0 .36 0 .75 ( 0 .43 ) ( 0 .43 ) 10 .51
2020 10 .18 0 .43 0 .04 0 .47 ( 0 .46 ) ( 0 .46 ) 10 .19
R-6 shares
2024 8 .60 0 .44 0 .67 1 .11 ( 0 .49 ) ( 0 .49 ) 9 .22
2023 9 .05 0 .42 ( 0 .38 ) 0 .04 ( 0 .49 ) ( 0 .49 ) 8 .60
2022 10 .55 0 .40 ( 1 .43 ) ( 1 .03 ) ( 0 .47 ) ( 0 .47 ) 9 .05
2021 10 .24 0 .41 0 .36 0 .77 ( 0 .46 ) ( 0 .46 ) 10 .55
2020 10 .23 0 .46 0 .04 0 .50 ( 0 .49 ) ( 0 .49 ) 10 .24

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .76% $ 1,747 1 .27% 4 .36% 22 .3%
0 .11 1,981 1 .27 4 .26 16 .5
( 10 .53 ) 7,838 1 .26 3 .64 15 .4
7 .20 2,521 1 .26 3 .38 21 .6
4 .49 1,328 1 .27 3 .98 18 .1
13 .04 988 1 .08 4 .54 22 .3
0 .21 946 1 .08 4 .48 16 .5
( 10 .41 ) 938 1 .07 3 .75 15 .4
7 .31 834 1 .07 3 .61 21 .6
4 .71 1,031 1 .08 4 .16 18 .1
13 .10 2,553 0 .96 4 .65 22 .3
0 .21 1,987 0 .96 4 .59 16 .5
( 10 .24 ) 2,726 0 .95 3 .82 15 .4
7 .51 4,126 0 .95 3 .72 21 .6
4 .82 3,526 0 .96 4 .29 18 .1
13 .31 959,105 0 .71 4 .92 22 .3
0 .59 941,791 0 .70 4 .85 16 .5
( 9 .97 ) 1,228,160 0 .70 4 .11 15 .4
7 .64 1,706,467 0 .70 (b) 3 .97 21 .6
5 .17 (c) 1,518,101 0 .71 (b) 4 .52 18 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap Fund,
Global Multi-Strategy Fund, Global Sustainable Listed Infrastructure Fund, International Equity Index Fund, International Small Company
Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and
Capital Securities Income Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities of Diversified Real Asset Fund and Global Multi-Strategy
Fund (two of the funds constituting Principal Funds, Inc. (the “Fund”)), including the consolidated schedules of investments, as of August 31,
2024, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”). We have also audited the accompanying statements of assets and liabilities of Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Edge MidCap Fund,
Global Sustainable Listed Infrastructure Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal
Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund
(collectively, together with Diversified Real Asset Fund and Global Multi-Strategy Fund, referred to as the “Funds”) (11 of the funds constituting the “Fund”), including the schedules of investments, as of August 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (13 of the funds constituting the Fund) at August 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Individual fund constituting the Fund Statement of operations
Statements of changes
in net assets
Financial highlights
Blue Chip Fund
Bond Market Index Fund
Capital Securities Fund
Diversified Real Asset Fund
Edge MidCap Fund
Global Multi-Strategy Fund
International Equity Index Fund
International Small Company Fund
Opportunistic Municipal Fund
Origin Emerging Markets Fund
Small-MidCap Dividend Income Fund
Spectrum Preferred and Capital Securities Income Fund
For the year ended
August 31, 2024
For each of the two
years in the period
ended August 31,
2024
For each of the five years in
the period ended August 31,
2024
Global Sustainable Listed Infrastructure Fund
For the year ended
August 31, 2024
For the year ended August 31, 2024 and the period
from September 22, 2022 (commencement of
operations) through August 31, 2023

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, agent banks, transfer agents and brokers; when replies were not received from agent banks, transfer agents and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 24, 2024

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2024 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended August 31, 2024 .
Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following percentage of taxable ordinary income distributions
*
, or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2023 :
*For purposes of calculating DRD, "ordinary income distributions" includes dividend distributions, short term capital gains distributions, and foreign taxes paid.
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2023 :
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code (“IRC”) Section 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended August
31, 2024 :
DRD
Blue Chip Fund 100.00%
Bond Market Index Fund 0.00
Capital Securities Fund 36.58
Diversified Real Asset Fund 21.65
Edge MidCap Fund 100.00
Global Multi-Strategy Fund 19.44
Global Sustainable Listed Infrastructure Fund 19.85
International Equity Index Fund 0.00
International Small Company Fund 0.00
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 0.00
Small-MidCap Dividend Income Fund 100.00
Spectrum Preferred and Capital Securities Income Fund 39.89
QDI
Blue Chip Fund 100.00%
Bond Market Index Fund 0.00
Capital Securities Fund 68.22
Diversified Real Asset Fund 60.57
Edge MidCap Fund 100.00
Global Multi-Strategy Fund 26.47
Global Sustainable Listed Infrastructure Fund 39.20
International Equity Index Fund 84.78
International Small Company Fund 100.00
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 75.08
Small-MidCap Dividend Income Fund 100.00
Spectrum Preferred and Capital Securities Income Fund 79.72
Foreign
Taxes
Per Share
International Equity Index Fund $ 0.0046
International Small Company Fund 0.0218
Origin Emerging Markets Fund 0.0903

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2024 (unaudited)

Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2023 :
In early 2024, if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the funds during the calendar year 2023 via Form 1099.
The funds will notify shareholders in early 2025 of amounts paid to them by the funds, if any, during the calendar year 2024 .
This information is given to meet certain requirements of the IRC and should not be used by shareholders for preparing their income tax returns.
For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/individuals/dividends-capital-gains-distributions
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Bond Market Index Fund 98.69%
Capital Securities Fund 28.90
Diversified Real Asset Fund 29.66
Edge MidCap Fund 4.38
Global Multi-Strategy Fund 73.95
Global Sustainable Listed Infrastructure Fund 2.40
International Equity Index Fund 0.45
International Small Company Fund 2.35
Origin Emerging Markets Fund 1.98
Small-MidCap Dividend Income Fund 4.61
Spectrum Preferred and Capital Securities Income Fund 24.02

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Funds, Inc.
August 31, 2024

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Funds, Inc.
August 31, 2024

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Funds, Inc.
August 31, 2024

The Principal Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested Board
Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief Compliance
Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Director’s expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
August 31, 2024

During the most recent fiscal half-year, the Board of Directors did not approve any investment advisory contracts.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2024 Principal Financial Services, Inc. | FV941AR-03 | 10/2024 | 3051701

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	10/14/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	10/14/2024

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	10/14/2024